UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Item 1. Schedule of Investments.

TIAA-CREF FUNDS - Real Estate Securities Fund

TIAA-CREF FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2016

SHARES		COMPANY	VALUE
COMMON STOCKS - 94.9%

DIVERSIFIED REITS - 3.7%
600,000		Gramercy Property Trust	$5,508,000
550,000		iShares Dow Jones US Real Estate Index Fund	42,317,000
2,500,000		Spirit Realty Capital, Inc	27,150,000
		TOTAL DIVERSIFIED REITS	74,975,000

HOTEL & RESORT REITS - 0.3%
200,000		MGM Growth Properties LLC	5,062,000
		TOTAL HOTEL & RESORT REITS	5,062,000

INDUSTRIAL REITS - 11.1%
2,050,000		Prologis, Inc	108,219,500
4,000,000	a	Rexford Industrial Realty, Inc	92,760,000
900,000		Terreno Realty Corp	25,641,000
		TOTAL INDUSTRIAL REITS	226,620,500

IT CONSULTING & OTHER SERVICES - 0.8%
475,000	*	InterXion Holding NV	16,658,250
		TOTAL IT CONSULTING & OTHER SERVICES	16,658,250

MORTGAGE REITS - 0.6%
550,000		Starwood Property Trust, Inc	12,072,500
		TOTAL MORTGAGE REITS	12,072,500

OFFICE REITS - 11.1%
160,000		Alexandria Real Estate Equities, Inc	17,780,800
500,000		Boston Properties, Inc	62,890,000
825,000		Hudson Pacific Properties	28,693,500
550,000		Kilroy Realty Corp	40,271,000
710,000		SL Green Realty Corp	76,360,500
		TOTAL OFFICE REITS	225,995,800

REAL ESTATE SERVICES - 0.8%
800,000		Kennedy-Wilson Holdings, Inc	16,400,000
		TOTAL REAL ESTATE SERVICES	16,400,000

RESIDENTIAL REITS - 17.8%
675,000		American Homes 4 Rent	14,161,500
950,000		Apartment Investment & Management Co (Class A)	43,177,500
140,000		AvalonBay Communities, Inc	24,801,000
825,000		Colony Starwood Homes	23,768,250
625,000		Equity Lifestyle Properties, Inc	45,062,500
1,100,000		Equity Residential	70,796,000
220,000		Essex Property Trust, Inc	51,150,000
220,000		Mid-America Apartment Communities, Inc	21,542,400
1

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES	COMPANY	VALUE
2,500,000	Monogram Residential Trust, Inc	$27,050,000
525,000	Sun Communities, Inc	40,220,250
	TOTAL RESIDENTIAL REITS	361,729,400

RETAIL REITS - 13.6%
225,000	Agree Realty Corp	10,361,250
700,000	DDR Corp	10,689,000
800,000	Equity One, Inc	24,552,000
350,000	Federal Realty Investment Trust	49,738,500
1,800,000	General Growth Properties, Inc	44,964,000
200,000	Regency Centers Corp	13,790,000
1,200,000	Retail Opportunities Investment Corp	25,356,000
550,000	Simon Property Group, Inc	97,718,500
	TOTAL RETAIL REITS	277,169,250

SPECIALIZED REITS - 35.1%
875,000	American Tower Corp	92,470,000
950,000	Crown Castle International Corp	82,431,500
950,000	CyrusOne, Inc	42,493,500
1,050,000	DiamondRock Hospitality Co	12,106,500
190,000	Digital Realty Trust, Inc	18,669,400
220,000	Equinix, Inc	78,630,200
400,000	Extra Space Storage, Inc	30,896,000
925,000	Four Corners Property Trust, Inc	18,981,000
450,000	Gaming and Leisure Properties, Inc	13,779,000
825,000	HCP, Inc	24,519,000
950,000	Healthcare Trust of America, Inc	27,654,500
1,250,000	Host Marriott Corp	23,550,000
950,000	National Storage Affiliates Trust	20,966,500
225,000	Public Storage, Inc	50,287,500
500,000	QTS Realty Trust, Inc	24,825,000
1,750,000	Sunstone Hotel Investors, Inc	26,687,500
400,000	Ventas, Inc	25,008,000
450,000	Welltower, Inc	30,118,500
2,450,000	Weyerhaeuser Co	73,720,500
	TOTAL SPECIALIZED REITS	717,794,100

	TOTAL COMMON STOCKS	1,934,476,800
	(Cost $1,541,077,937)
2

TIAA-CREF FUNDS - Real Estate Securities Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 3.8%

GOVERNMENT AGENCY DEBT - 1.1%
$22,500,000	Federal Home Loan Bank (FHLB)	0.300%	01/03/17	$22,500,000
				22,500,000

TREASURY DEBT - 2.7%
30,460,000	United States Treasury Bill	0.305-0.340	01/05/17	30,459,391
23,400,000	United States Treasury Bill	0.375	01/26/17	23,393,705
				53,853,096

	TOTAL SHORT-TERM INVESTMENTS			76,353,096
	(Cost $76,352,439)

	TOTAL INVESTMENTS - 98.7%			2,010,829,896
	(Cost $1,617,430,376)
	OTHER ASSETS & LIABILITIES, NET - 1.3%			26,947,747
	NET ASSETS - 100.0%			$2,037,777,643

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
a	Affiliated holding
3

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2016

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 1.5%

AUTOMOBILES & COMPONENTS - 0.0%
$439,914	i	Dealer Tire LLC	4.750%	12/22/21	$445,963
		TOTAL AUTOMOBILES & COMPONENTS			445,963

CAPITAL GOODS - 0.1%
122,972	i	Aspen Merger Sub, Inc	5.250	09/27/23	124,701
246,252	i	CHI Overhead Doors, Inc	4.500	07/31/22	246,355
296,497	i	Plaze, Inc	5.250	07/29/22	296,867
995,153	i	TransDigm, Inc	3.998	05/14/22	1,003,064
500,000	i	TransDigm, Inc	3.000	06/09/23	504,750
		TOTAL CAPITAL GOODS			2,175,737

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
1,000,000	i	B/E Aerospace Inc	3.850	12/16/21	1,004,500
722,183		Creative Artists Agency LLC	5.000	12/17/21	730,907
198,368	i	USAGM HoldCo LLC	5.500	07/28/22	199,733
1,007,083	i	USAGM HoldCo LLC	5.500	07/28/22	1,014,012
542,109	i	XPO Logistics, Inc	4.250	10/30/21	548,717
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			3,497,869

CONSUMER DURABLES & APPAREL - 0.0%
493,353	i	Academy Ltd	5.000	07/01/22	455,611
		TOTAL CONSUMER DURABLES & APPAREL			455,611

CONSUMER SERVICES - 0.2%
99,504	i	Boyd Gaming Corp	3.772	09/15/23	100,587
1,495,780	i	Hilton Worldwide Finance LLC	3.256	10/25/23	1,511,860
882,000	i	Jackson Hewitt Tax Service, Inc	8.000	07/30/20	845,617
1,268,751	i	KFC Holding Co	3.486	06/16/23	1,285,410
887,250	i	Kindercare Education LLC	5.250	08/12/22	896,123
848,887	i	Pinnacle Entertainment, Inc	3.770	04/28/23	856,315
1,050,051	i	Spin Holdco, Inc	4.250	11/14/19	1,045,546
643,288	i	Sterling Midco Holdings, Inc	5.750	06/20/22	640,477
		TOTAL CONSUMER SERVICES			7,181,935

DIVERSIFIED FINANCIALS - 0.1%
1,628,287	i	TransUnion LLC	3.520	04/09/21	1,641,378
		TOTAL DIVERSIFIED FINANCIALS			1,641,378

ENERGY - 0.0%
235,000	i	California Resources Corp	11.375	12/31/21	260,458
216,290	i	Dynegy, Inc	4.000	04/23/20	216,967
		TOTAL ENERGY			477,425
4

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
FOOD & STAPLES RETAILING - 0.0%
$1,019,188	i	Albertsons LLC	3.770%	08/22/21	$1,030,440
76,190	i	Albertsons LLC	4.750	06/23/23	77,111
		TOTAL FOOD & STAPLES RETAILING			1,107,551

FOOD, BEVERAGE & TOBACCO - 0.0%
1,000,000	i	B&G Foods, Inc	3.750	11/02/22	1,011,790
250,624	i	Hostess Brands LLC	4.000	08/03/22	253,005
		TOTAL FOOD, BEVERAGE & TOBACCO			1,264,795

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
1,193,567	i	DaVita HealthCare Partners, Inc	3.520	06/24/21	1,203,712
430,992	i	Greatbatch Ltd	5.250	10/27/22	432,742
1,019,086	i	HCA, Inc	3.520	02/15/24	1,030,713
500,000	i	inVentiv Health, Inc	4.750	11/09/23	504,105
458,503	i	Kinetic Concepts, Inc	5.000	11/04/20	459,269
906,318	i	Quintiles IMS, Inc	3.500	03/17/21	911,493
196,494	i	Surgical Care Affiliates, Inc	3.750	03/17/22	197,600
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			4,739,634

INSURANCE - 0.0%
1,489,754	i	HUB International Ltd	4.000	10/02/20	1,500,257
		TOTAL INSURANCE			1,500,257

MATERIALS - 0.1%
1,400,000	i	American Builders & Contractors Supply Co, Inc	3.520	10/31/23	1,411,858
1,135,075	i	Berry Plastics Group, Inc	3.750	10/01/22	1,145,722
220,116	i	GCP Applied Technologies, Inc	4.248	02/03/22	221,491
250,000	i	Quikrete Holdings, Inc	4.000	11/15/23	252,292
360,000	i	Solenis International LP	7.750	07/29/22	351,900
953,596	i	Tronox Pigments BV	4.500	03/19/20	956,772
		TOTAL MATERIALS			4,340,035

MEDIA - 0.2%
249,383	i	AMC Entertainment Holdings, Inc	3.511	12/15/23	251,690
135,849	i	CBS Radio, Inc	4.500	10/17/23	137,038
886,500	i	CDS US Intermediate Holdings, Inc	5.000	07/08/22	893,149
1,000,000	i	Charter Communications Operating LLC	3.005	01/15/24	1,005,180
1,447,368	i	CSC Holdings LLC	3.876	10/11/24	1,461,538
1,375,000	i	Lions Gate Entertainment Corp	3.750	12/08/23	1,381,875
20,455	i	Mission Broadcasting, Inc	3.000	09/26/23	20,614
1,452,026	i	MTL Publishing LLC	3.385	08/19/22	1,459,693
229,545	i	Nexstar Broadcasting, Inc	3.000	09/26/23	231,338
1,500,000	i	Nielsen Finance LLC	3.154	10/04/23	1,515,630
504,991	i	Virgin Media Bristol LLC	1.000	01/31/25	506,950
504,991	i	Virgin Media Investment Holdings Ltd	3.486	06/30/23	505,834
		TOTAL MEDIA			9,370,529

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
744,971	i	NBTY, Inc	5.000	05/05/23	750,327
461,923	i	Vizient, Inc	5.000	02/11/23	468,131
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,218,458
5

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
REAL ESTATE - 0.0%
$732,196	i	DTZ US Borrower LLC	4.250%	11/04/21	$735,674
		TOTAL REAL ESTATE			735,674

RETAILING - 0.1%
396,000	i	CNT Holdings III Corp	5.250	01/22/23	400,126
1,500,000	i	Dollar Tree, Inc	3.250	07/06/22	1,512,195
989,950	i	PetSmart, Inc	4.000	03/11/22	992,425
		TOTAL RETAILING			2,904,746

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
1,448,077	i	Versum Materials, Inc	3.498	09/29/23	1,462,558
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,462,558

SOFTWARE & SERVICES - 0.1%
623,330	i	CSRA, Inc	3.435	11/30/23	630,604
1,235,103	i	First Data Corp	3.756	03/24/21	1,248,998
723,512	i	Mitchell International, Inc	4.500	10/13/20	723,360
645,769	i	ProQuest LLC	5.750	10/24/21	648,997
104,149	i	SS&C Technologies Holdings Europe SARL	4.000	07/08/22	105,516
913,612	i	SS&C Technologies Holdings, Inc	4.000	07/08/22	925,608
		TOTAL SOFTWARE & SERVICES			4,283,083

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
1,500,000	i	Abacus Innovations Corp	3.520	08/16/23	1,513,665
1,346,056	i	Avago Technologies Cayman Finance Ltd	3.704	02/01/23	1,364,565
1,113,750	i	CommScope, Inc	3.270	12/29/22	1,123,217
300,000	i	MTS Systems Corp	5.000	07/05/23	303,939
911,470	i	Sensata Technologies BV	3.021	10/14/21	916,027
366,109	i	Zebra Technologies Corp	3.446	10/27/21	370,074
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			5,591,487

TELECOMMUNICATION SERVICES - 0.1%
1,493,821	i	T-Mobile USA, Inc	3.520	11/09/22	1,510,940
		TOTAL TELECOMMUNICATION SERVICES			1,510,940

TRANSPORTATION - 0.0%
989,899	i	American Airlines, Inc	3.250	10/10/21	995,314
		TOTAL TRANSPORTATION			995,314

UTILITIES - 0.1%
993,433	i	NRG Energy, Inc	3.748	06/30/23	1,002,662
500,000	i	Talen Energy Supply LLC	6.000	10/18/23	506,250
		TOTAL UTILITIES			1,508,912

		TOTAL BANK LOAN OBLIGATIONS			58,409,891
		(Cost $57,840,206)
6

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BONDS - 93.3%

CORPORATE BONDS - 37.0%

AUTOMOBILES & COMPONENTS - 0.6%
$120,000	g	Adient Global Holdings Ltd	4.875%	08/15/26	$117,600
480,000	g	Allison Transmission, Inc	5.000	10/01/24	484,800
4,950,000	g	BMW US Capital LLC	2.000	04/11/21	4,853,693
2,975,000	g	BMW US Capital LLC	2.800	04/11/26	2,860,718
450,000	g	Dana Financing Luxembourg Sarl	6.500	06/01/26	470,250
1,125,000		Delphi Automotive plc	3.150	11/19/20	1,142,143
1,750,000		Delphi Automotive plc	4.400	10/01/46	1,604,713
2,850,000		Ford Motor Co	4.346	12/08/26	2,875,795
314,000	g	Gates Global LLC	6.000	07/15/22	307,092
1,700,000		General Motors Co	6.600	04/01/36	1,940,404
1,200,000		General Motors Co	6.750	04/01/46	1,404,826
150,000		Goodyear Tire & Rubber Co	5.000	05/31/26	149,316
575,000	g	Hyundai Capital America	2.000	07/01/19	570,308
1,100,000	g	Hyundai Capital America	2.600	03/19/20	1,091,598
2,000,000	g	Hyundai Capital America	2.750	09/27/26	1,813,934
200,000	g,o	IHO Verwaltungs GmbH	4.125	09/15/21	202,000
1,750,000		Magna International, Inc	3.625	06/15/24	1,759,173
200,000		Tenneco, Inc	5.000	07/15/26	196,250
150,000	g	ZF North America Capital, Inc	4.500	04/29/22	154,688
150,000	g	ZF North America Capital, Inc	4.750	04/29/25	152,625
		TOTAL AUTOMOBILES & COMPONENTS			24,151,926

BANKS - 5.2%
1,800,000	g	ANZ New Zealand Int’l Ltd	2.125	07/28/21	1,749,679
1,500,000	g	Banco de Bogota S.A.	6.250	05/12/26	1,530,000
1,900,000	g	Banco Nacional de Comercio Exterior SNC	4.375	10/14/25	1,862,000
1,500,000	g,i	Banco Nacional de Comercio Exterior SNC	3.800	08/11/26	1,404,375
1,690,000		Bank of America Corp	5.300	03/15/17	1,703,086
1,125,000		Bank of America Corp	6.000	09/01/17	1,157,563
9,475,000		Bank of America Corp	2.151	11/09/20	9,345,733
2,450,000		Bank of America Corp	3.875	08/01/25	2,487,936
7,450,000		Bank of America Corp	3.248	10/21/27	7,100,863
1,750,000		Bank of America Corp	4.750	04/21/45	1,771,098
2,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	2,002,544
3,375,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	3,371,854
1,500,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	1,491,592
1,700,000		Barclays plc	3.650	03/16/25	1,641,705
1,175,000	g	BNP Paribas S.A.	4.375	05/12/26	1,158,080
650,000		Branch Banking & Trust Co	2.300	10/15/18	656,352
2,000,000	g	Caixa Economica Federal	3.500	11/07/22	1,800,000
375,000	g,i	Caixa Economica Federal	7.250	07/23/24	360,517
2,550,000		Capital One Bank USA NA	2.950	07/23/21	2,557,176
1,068,000		Capital One Bank USA NA	3.375	02/15/23	1,056,916
2,125,000		Citigroup, Inc	3.200	10/21/26	2,028,897
7,775,000		Citigroup, Inc	4.125	07/25/28	7,667,581
750,000		Citizens Bank NA	2.550	05/13/21	744,743
600,000		Citizens Financial Group, Inc	2.375	07/28/21	587,846
375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	385,341
1,300,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	1,409,742
3,350,000		Cooperatieve Rabobank UA	2.500	01/19/21	3,346,730
3,800,000		Cooperatieve Rabobank UA	3.750	07/21/26	3,719,546
7

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,250,000	g	Credit Agricole S.A.	2.500%	04/15/19	$1,256,405
1,425,000	g	Credit Agricole S.A.	2.375	07/01/21	1,401,879
1,000,000	g	DBS Group Holdings Ltd	2.246	07/16/19	1,005,398
1,025,000		Discover Bank	3.100	06/04/20	1,036,587
1,000,000		Discover Bank	3.200	08/09/21	1,004,960
1,000,000	g	Export Credit Bank of Turkey	5.375	10/24/23	927,559
1,100,000	g	Export-Import Bank of India	3.375	08/05/26	1,026,513
2,250,000	g	GTH Finance BV	7.250	04/26/23	2,412,045
1,320,000	g	HSBC Bank plc	4.125	08/12/20	1,384,405
8,875,000		HSBC Holdings plc	2.650	01/05/22	8,675,614
4,500,000		HSBC Holdings plc	3.900	05/25/26	4,524,273
2,300,000		HSBC Holdings plc	4.375	11/23/26	2,313,706
8,700,000		JPMorgan Chase & Co	2.750	06/23/20	8,772,645
8,550,000		JPMorgan Chase & Co	2.295	08/15/21	8,383,814
5,250,000		JPMorgan Chase & Co	3.200	06/15/26	5,130,883
3,975,000		JPMorgan Chase & Co	2.950	10/01/26	3,788,302
750,000	i	JPMorgan Chase & Co	5.150	12/30/49	717,300
2,945,000		KeyBank NA	2.500	12/15/19	2,974,173
875,000		Lloyds Banking Group plc	3.100	07/06/21	885,090
900,000	g	Macquarie Bank Ltd	2.600	06/24/19	905,889
2,550,000		Manufacturers & Traders Trust Co	2.100	02/06/20	2,541,246
4,175,000	g	Mitsubishi UFJ Trust & Banking Corp	2.450	10/16/19	4,177,768
3,500,000		National Australia Bank Ltd	2.500	07/12/26	3,245,081
1,000,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,026,305
2,000,000	g	PKO Finance AB	4.630	09/26/22	2,059,812
2,075,000		PNC Bank NA	2.200	01/28/19	2,085,209
2,425,000		PNC Bank NA	2.250	07/02/19	2,438,772
4,150,000		PNC Bank NA	2.600	07/21/20	4,182,756
1,750,000		PNC Bank NA	2.700	11/01/22	1,720,761
3,050,000		PNC Bank NA	2.950	01/30/23	3,002,887
1,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	1,535,891
835,000	g,i	Rabobank Nederland NV	11.000	12/30/49	981,376
3,600,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	3,600,385
1,025,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	1,033,087
1,700,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	1,695,390
900,000		Sumitomo Mitsui Banking Corp	3.650	07/23/25	916,393
8,150,000		Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	8,009,999
1,675,000		SunTrust Banks, Inc	2.900	03/03/21	1,697,267
1,075,000		SunTrust Banks, Inc	2.750	05/01/23	1,047,359
3,350,000		Toronto-Dominion Bank	2.500	12/14/20	3,367,899
1,300,000	i	Toronto-Dominion Bank	3.625	09/15/31	1,277,289
1,000,000	g	Turkiye Halk Bankasi AS.	5.000	07/13/21	934,122
1,000,000	g	Turkiye Is Bankasi	5.500	04/21/19	1,009,704
1,125,000	g	Turkiye Is Bankasi	5.500	04/21/22	1,061,919
1,750,000		Union Bank NA	2.125	06/16/17	1,755,621
1,550,000		UnionBanCal Corp	3.500	06/18/22	1,583,086
4,135,000		US Bank NA	2.800	01/27/25	4,029,921
4,550,000		Westpac Banking Corp	2.000	08/19/21	4,412,813
6,050,000		Westpac Banking Corp	2.700	08/19/26	5,724,564
5,100,000	i	Westpac Banking Corp	4.322	11/23/31	5,089,428
		TOTAL BANKS			201,871,045
8

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
CAPITAL GOODS - 1.2%
$125,000	g	Cloud Crane LLC	10.125%	08/01/24	$133,750
675,000		Eaton Corp	4.000	11/02/32	664,481
1,050,000		Embraer Netherlands Finance BV	5.050	06/15/25	1,043,700
6,050,000		General Dynamics Corp	2.125	08/15/26	5,580,175
1,150,000	g	Gold Fields Orogen Holding BVI Ltd	4.875	10/07/20	1,130,450
1,875,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	1,900,249
525,000		Ingersoll-Rand Luxembourg Finance S.A.	4.650	11/01/44	534,593
2,075,000		Lockheed Martin Corp	2.500	11/23/20	2,090,917
1,275,000		Lockheed Martin Corp	3.550	01/15/26	1,300,897
200,000		Manitowoc Foodservice, Inc	9.500	02/15/24	230,500
1,625,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	1,620,257
2,503,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	2,459,060
619,730	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	178,303
1,250,000		Rockwell Automation, Inc	2.050	03/01/20	1,244,980
1,275,000		Roper Technologies, Inc	3.800	12/15/26	1,282,938
6,200,000	g	Siemens Financieringsmaatschappij NV	1.700	09/15/21	5,950,617
6,200,000	g	Siemens Financieringsmaatschappij NV	2.350	10/15/26	5,729,755
2,290,000	g	Stena AB	7.000	02/01/24	2,028,139
950,000		Textron, Inc	3.875	03/01/25	954,043
2,775,000		Timken Co	3.875	09/01/24	2,715,990
125,000	g	TransDigm, Inc	6.375	06/15/26	128,375
1,945,000	g	TSMC Global Ltd	1.625	04/03/18	1,937,140
4,875,000		United Technologies Corp	3.750	11/01/46	4,629,388
		TOTAL CAPITAL GOODS			45,468,697

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
4,500,000		21st Century Fox America, Inc	3.000	09/15/22	4,473,873
110,000		21st Century Fox America, Inc	7.625	11/30/28	140,795
85,000		21st Century Fox America, Inc	6.550	03/15/33	103,046
1,330,000		21st Century Fox America, Inc	6.900	08/15/39	1,667,539
225,000		AECOM	5.750	10/15/22	237,825
575,000		AECOM	5.875	10/15/24	613,876
1,425,000		Air Lease Corp	3.875	04/01/21	1,464,059
375,000		Clean Harbors, Inc	5.125	06/01/21	383,512
2,625,000	g	Daimler Finance North America LLC	2.000	07/06/21	2,546,581
8,225,000	g	Daimler Finance North America LLC	2.200	10/30/21	8,029,780
2,050,000	g	Daimler Finance North America LLC	3.300	05/19/25	2,027,446
3,250,000		Equifax, Inc	3.250	06/01/26	3,151,713
300,000	g	Herc Rentals, Inc	7.500	06/01/22	316,125
500,000	g	Herc Rentals, Inc	7.750	06/01/24	525,625
2,000,000	g,i	Nakama Re Ltd	3.518	10/13/21	2,000,200
750,000		Quest Diagnostics, Inc	3.450	06/01/26	738,681
1,495,000		Republic Services, Inc	3.800	05/15/18	1,536,346
2,400,000		Republic Services, Inc	3.550	06/01/22	2,490,614
1,700,000		Republic Services, Inc	3.200	03/15/25	1,683,964
500,000		Republic Services, Inc	2.900	07/01/26	478,609
100,000	g	Ritchie Bros Auctioneers, Inc	5.375	01/15/25	102,000
650,000		United Rentals North America, Inc	5.500	07/15/25	663,000
3,350,000		Visa, Inc	2.200	12/14/20	3,351,843
2,250,000		Visa, Inc	3.150	12/14/25	2,256,752
2,800,000		Waste Management, Inc	2.900	09/15/22	2,811,570
1,750,000		Waste Management, Inc	2.400	05/15/23	1,695,069
500,000		Waste Management, Inc	3.900	03/01/35	496,303
9

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$550,000		Waste Management, Inc	4.100%	03/01/45	$543,204
725,000	g	XPO Logistics, Inc	6.500	06/15/22	761,250
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			47,291,200

CONSUMER DURABLES & APPAREL - 0.2%
450,000	g	Golden Legacy Pte Ltd	8.250	06/07/21	463,377
1,000,000		Lennar Corp	4.750	04/01/21	1,032,500
1,900,000		Newell Rubbermaid, Inc	3.150	04/01/21	1,932,019
700,000		Newell Rubbermaid, Inc	3.900	11/01/25	705,480
3,100,000		Newell Rubbermaid, Inc	4.200	04/01/26	3,231,300
200,000		PulteGroup, Inc	5.500	03/01/26	198,500
1,100,000		PVH Corp	4.500	12/15/22	1,116,500
500,000		Whirlpool Corp	3.700	03/01/23	510,146
		TOTAL CONSUMER DURABLES & APPAREL			9,189,822

CONSUMER SERVICES - 0.5%
250,000		ADT Corp	6.250	10/15/21	271,250
300,000	g	Aramark Services, Inc	4.750	06/01/26	297,000
200,000	g	Boyd Gaming Corp	6.375	04/01/26	215,400
4,000,000		George Washington University	3.545	09/15/46	3,407,568
200,000	g	Hilton Domestic Operating Co, Inc	4.250	09/01/24	194,000
550,000	g	International Game Technology	5.625	02/15/20	580,250
500,000	g	International Game Technology	6.500	02/15/25	536,250
200,000	g	Live Nation Entertainment, Inc	4.875	11/01/24	200,500
1,600,000	g	Prime Security Services Borrower LLC	9.250	05/15/23	1,742,000
700,000	g	ServiceMaster Co LLC	5.125	11/15/24	710,500
600,000		Speedway Motorsports, Inc	5.125	02/01/23	598,500
6,600,000		Trustees of Dartmouth College	3.474	06/01/46	6,184,781
3,350,000		Walt Disney Co	2.300	02/12/21	3,363,993
		TOTAL CONSUMER SERVICES			18,301,992

DIVERSIFIED FINANCIALS - 3.1%
600,000		AerCap Ireland Capital Ltd	5.000	10/01/21	630,750
1,500,000		American Express Centurion Bank	6.000	09/13/17	1,546,318
2,625,000		American Honda Finance Corp	2.300	09/09/26	2,446,348
2,000,000	g,i	Banco Mercantil del Norte S.A.	5.750	10/04/31	1,857,500
580,000		Bank of New York Mellon Corp	5.450	05/15/19	625,550
2,575,000		Bank of New York Mellon Corp	2.500	04/15/21	2,575,667
2,525,000	g	Bayer US Finance LLC	2.375	10/08/19	2,528,272
1,775,000	g	Bayer US Finance LLC	3.375	10/08/24	1,763,926
455,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	418,600
1,475,000		Credit Suisse	2.300	05/28/19	1,478,233
3,950,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	3,941,361
1,650,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	1,622,844
1,600,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,603,150
2,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	2,514,507
800,000		Ford Motor Credit Co LLC	6.625	08/15/17	824,320
9,250,000		Ford Motor Credit Co LLC	2.597	11/04/19	9,231,796
4,100,000		Ford Motor Credit Co LLC	3.200	01/15/21	4,102,686
3,125,000		Ford Motor Credit Co LLC	3.336	03/18/21	3,144,063
3,325,000		Ford Motor Credit Co LLC	4.134	08/04/25	3,329,961
10,313,000		GE Capital International Funding Co	2.342	11/15/20	10,289,332
825,000		GE Capital International Funding Co	4.418	11/15/35	863,141
10

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$232,000		General Electric Capital Corp	6.875%	01/10/39	$326,578
1,210,000		General Motors Financial Co, Inc	3.500	07/10/19	1,231,562
750,000		General Motors Financial Co, Inc	3.200	07/13/20	751,736
5,725,000		General Motors Financial Co, Inc	4.200	03/01/21	5,885,941
4,550,000		General Motors Financial Co, Inc	3.200	07/06/21	4,508,026
360,000		General Motors Financial Co, Inc	4.375	09/25/21	373,093
1,400,000		General Motors Financial Co, Inc	3.700	05/09/23	1,376,102
2,700,000		General Motors Financial Co, Inc	4.000	10/06/26	2,593,987
4,650,000		Goldman Sachs Group, Inc	3.500	01/23/25	4,582,329
600,000		Goldman Sachs Group, Inc	4.800	07/08/44	628,698
2,985,000		Goldman Sachs Group, Inc	4.750	10/21/45	3,141,074
2,000,000	g	GrupoSura Finance S.A.	5.500	04/29/26	2,048,000
1,900,000		International Lease Finance Corp	5.875	08/15/22	2,061,500
1,100,000	g	KOC Holding AS.	5.250	03/15/23	1,083,017
350,000		Legg Mason, Inc	2.700	07/15/19	352,339
475,000		Legg Mason, Inc	3.950	07/15/24	476,145
250,000	g	Lincoln Finance Ltd	7.375	04/15/21	266,250
1,400,000	g	LUKOIL International Finance BV	4.750	11/02/26	1,400,665
2,650,000		Morgan Stanley	1.875	01/05/18	2,653,763
5,475,000		Morgan Stanley	3.700	10/23/24	5,533,402
6,075,000		Morgan Stanley	3.125	07/27/26	5,795,277
565,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	651,451
135,000		Navient Corp	6.625	07/26/21	142,763
1,500,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	1,504,874
400,000		Sasol Financing International plc	4.500	11/14/22	397,203
1,650,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	1,649,492
5,925,000	g	UBS Group Funding Jersey Ltd	2.650	02/01/22	5,752,689
3,000,000		Wells Fargo & Co	2.100	07/26/21	2,916,474
		TOTAL DIVERSIFIED FINANCIALS			117,422,755

ENERGY - 3.0%
875,000		AmeriGas Partners LP	5.625	05/20/24	894,687
1,325,000		AmeriGas Partners LP	5.875	08/20/26	1,344,875
4,350,000		Anadarko Petroleum Corp	4.850	03/15/21	4,660,507
2,050,000		Anadarko Petroleum Corp	5.550	03/15/26	2,291,492
1,150,000		Apache Corp	3.250	04/15/22	1,166,912
600,000		Apache Corp	4.750	04/15/43	616,871
300,000		Apache Corp	4.250	01/15/44	295,164
500,000		Ashland, Inc	4.750	08/15/22	518,750
3,050,000		BP Capital Markets plc	1.375	05/10/18	3,040,145
3,400,000		BP Capital Markets plc	2.315	02/13/20	3,398,310
104,000	q	California Resources Corp	5.000	01/15/20	85,540
174,000	g	California Resources Corp	8.000	12/15/22	154,860
58,000	q	California Resources Corp	6.000	11/15/24	42,340
395,000		Calumet Specialty Products Partners LP	6.500	04/15/21	334,762
1,200,000		Canadian Natural Resources Ltd	3.900	02/01/25	1,203,496
90,000	g	Cheniere Corpus Christi Holdings LLC	7.000	06/30/24	97,425
750,000	g	Cheniere Corpus Christi Holdings LLC	5.875	03/31/25	765,232
2,050,000		Cimarex Energy Co	4.375	06/01/24	2,129,507
1,875,000		Concho Resources, Inc	5.500	04/01/23	1,943,062
1,775,000		Devon Energy Corp	4.750	05/15/42	1,673,855
800,000		Devon Energy Corp	5.000	06/15/45	784,409
500,000		Dynegy, Inc	6.750	11/01/19	508,750
11

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$575,000		Ecopetrol S.A.	5.875%	09/18/23	$608,637
2,100,000		Ecopetrol S.A.	5.375	06/26/26	2,089,500
120,000		El Paso Pipeline Partners Operating Co LLC	4.700	11/01/42	111,603
480,000		Enbridge Energy Partners LP	5.200	03/15/20	510,842
850,000		Enbridge Energy Partners LP	4.375	10/15/20	886,730
1,650,000		Enbridge Energy Partners LP	5.875	10/15/25	1,837,338
3,350,000		EnCana Corp	3.900	11/15/21	3,374,053
1,825,000		Enterprise Products Operating LLC	2.850	04/15/21	1,837,335
2,250,000		Enterprise Products Operating LLC	3.750	02/15/25	2,283,314
1,500,000		Enterprise Products Operating LLC	5.100	02/15/45	1,579,017
3,808,000	i	Enterprise Products Operating LLC	7.034	01/15/68	3,887,340
1,250,000		EOG Resources, Inc	4.150	01/15/26	1,306,364
675,000		EP Energy LLC	6.375	06/15/23	533,250
1,425,000		Exterran Partners LP	6.000	10/01/22	1,382,250
3,350,000		Exxon Mobil Corp	2.222	03/01/21	3,349,166
550,000		Ferrellgas Partners LP	6.750	01/15/22	544,500
1,500,000		Husky Energy, Inc	3.950	04/15/22	1,556,714
250,000		Husky Energy, Inc	4.000	04/15/24	254,260
775,000		Magellan Midstream Partners LP	4.250	09/15/46	726,690
1,250,000		Marathon Oil Corp	2.700	06/01/20	1,250,960
1,175,000		Marathon Petroleum Corp	3.625	09/15/24	1,159,021
125,000		Murphy Oil Corp	6.875	08/15/24	133,125
1,200,000		Newfield Exploration Co	5.750	01/30/22	1,264,500
518,000		Noble Energy, Inc	5.625	05/01/21	539,976
300,000		Noble Energy, Inc	3.900	11/15/24	301,925
350,000		Noble Energy, Inc	5.250	11/15/43	355,883
500,000		Noble Energy, Inc	5.050	11/15/44	500,556
2,150,000		ONE Gas, Inc	2.070	02/01/19	2,154,958
700,000		ONE Gas, Inc	3.610	02/01/24	713,283
500,000	q	Peabody Energy Corp	6.000	11/15/18	306,250
1,500,000	g	Pertamina Persero PT	4.300	05/20/23	1,492,584
1,000,000		Petrobras Global Finance BV	4.875	03/17/20	988,700
1,000,000		Petrobras Global Finance BV	8.375	05/23/21	1,077,500
2,500,000		Petrobras Global Finance BV	8.750	05/23/26	2,696,875
1,500,000		Petroleos Mexicanos	3.500	07/23/20	1,468,125
2,050,000	g	Petroleos Mexicanos	6.375	02/04/21	2,183,250
2,050,000		Petroleos Mexicanos	3.500	01/30/23	1,881,900
800,000		Petroleos Mexicanos	4.250	01/15/25	735,520
1,050,000	g	Petroleos Mexicanos	6.500	03/13/27	1,083,075
1,880,000		Petroleos Mexicanos	5.500	06/27/44	1,564,536
1,075,000		Petroleos Mexicanos	5.625	01/23/46	892,250
1,500,000		Phillips 66	4.875	11/15/44	1,581,078
615,000		Pioneer Natural Resources Co	7.500	01/15/20	698,703
2,125,000		Pioneer Natural Resources Co	3.450	01/15/21	2,169,801
1,675,000		Pioneer Natural Resources Co	4.450	01/15/26	1,772,411
1,533,000		Plains All American Pipeline LP	3.600	11/01/24	1,466,054
1,100,000		Plains All American Pipeline LP	4.500	12/15/26	1,114,300
525,000		Plains All American Pipeline LP	4.900	02/15/45	484,122
468,000		Questar Market Resources, Inc	6.875	03/01/21	497,250
1,000,000	g	Range Resources Corp	5.750	06/01/21	1,047,500
450,000		Regency Energy Partners LP	4.500	11/01/23	456,155
2,125,000	g	Reliance Holdings USA	5.400	02/14/22	2,295,142
500,000		Sabine Pass Liquefaction LLC	6.250	03/15/22	547,500
12

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,625,000		Shell International Finance BV	3.250%	05/11/25	$2,619,372
1,750,000		Shell International Finance BV	4.000	05/10/46	1,669,950
675,000		Statoil ASA	1.200	01/17/18	673,031
1,700,000		Statoil ASA	2.450	01/17/23	1,657,736
1,600,000		Sunoco Logistics Partners Operations LP	5.350	05/15/45	1,542,322
125,000	g	Targa Resources Partners LP	5.125	02/01/25	124,063
2,000,000	g	Tesoro Corp	4.750	12/15/23	2,010,000
90,000		Tesoro Logistics LP	6.125	10/15/21	94,500
90,000		Tesoro Logistics LP	6.375	05/01/24	96,300
550,000		Tesoro Logistics LP	5.250	01/15/25	561,688
870,000		TransCanada PipeLines Ltd	5.850	03/15/36	1,035,471
1,375,000	g	Ultrapar International S.A.	5.250	10/06/26	1,347,363
1,000,000		Vale Overseas Ltd	6.250	08/10/26	1,040,000
480,000		Vale Overseas Ltd	6.875	11/21/36	472,800
500,000		WPX Energy, Inc	6.000	01/15/22	512,500
2,500,000	g	YPF S.A.	8.500	07/28/25	2,535,000
		TOTAL ENERGY			113,476,718

FOOD & STAPLES RETAILING - 1.0%
255,000	g	Albertsons Cos LLC	6.625	06/15/24	265,838
1,500,000	g	CK Hutchison International 16 Ltd	1.875	10/03/21	1,435,049
3,000,000	g	CK Hutchison International 16 Ltd	2.750	10/03/26	2,784,048
4,825,000		CVS Health Corp	2.800	07/20/20	4,894,774
4,100,000		CVS Health Corp	2.125	06/01/21	4,028,250
4,484,000		CVS Health Corp	3.875	07/20/25	4,619,726
4,100,000		CVS Health Corp	2.875	06/01/26	3,902,183
790,000	g	Fresh Market, Inc	9.750	05/01/23	675,450
1,600,000		Ingles Markets, Inc	5.750	06/15/23	1,644,000
1,125,000		SYSCO Corp	2.500	07/15/21	1,111,983
5,150,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	5,215,827
1,725,000		Walgreens Boots Alliance, Inc	2.600	06/01/21	1,712,652
5,650,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	5,743,519
1,350,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	1,323,239
400,000		Walgreens Boots Alliance, Inc	4.650	06/01/46	405,108
		TOTAL FOOD & STAPLES RETAILING			39,761,646

FOOD, BEVERAGE & TOBACCO - 0.9%
1,500,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	1,329,903
3,350,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	3,365,370
7,950,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	8,058,351
2,525,000		Anheuser-Busch InBev Finance, Inc	4.900	02/01/46	2,711,176
1,775,000		Anheuser-Busch InBev Worldwide, Inc	3.750	01/15/22	1,850,890
1,450,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	1,425,536
3,225,000		Anheuser-Busch InBev Worldwide, Inc	4.950	01/15/42	3,507,123
1,800,000	g	Corp Lindley S.A.	4.625	04/12/23	1,836,000
86,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	86,215
100,000	g	Lamb Weston Holdings, Inc	4.875	11/01/26	98,937
900,000		Mead Johnson Nutrition Co	3.000	11/15/20	910,568
2,425,000		PepsiCo, Inc	2.375	10/06/26	2,291,596
4,475,000		PepsiCo, Inc	3.450	10/06/46	4,067,618
468,000	g	Pernod-Ricard S.A.	5.750	04/07/21	519,443
1,475,000	g	Pernod-Ricard S.A.	4.250	07/15/22	1,541,753
1,200,000	g	Pernod-Ricard S.A.	3.250	06/08/26	1,149,751
13

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Philip Morris International, Inc	6.375%	05/16/38	$256,041
100,000	g	TreeHouse Foods, Inc	6.000	02/15/24	104,750
		TOTAL FOOD, BEVERAGE & TOBACCO			35,111,021

HEALTH CARE EQUIPMENT & SERVICES - 1.0%
750,000		Covidien International Finance S.A.	3.200	06/15/22	767,176
3,225,000		Express Scripts Holding Co	3.900	02/15/22	3,351,130
9,150,000		Express Scripts Holding Co	3.400	03/01/27	8,559,532
2,200,000		HCA, Inc	6.500	02/15/20	2,406,800
500,000		HCA, Inc	4.500	02/15/27	491,250
195,000	g	LifePoint Health, Inc	5.375	05/01/24	191,002
2,075,000		McKesson Corp	4.883	03/15/44	2,106,909
4,150,000		Medtronic, Inc	3.500	03/15/25	4,267,773
4,725,000		Medtronic, Inc	4.625	03/15/45	5,099,466
925,000		St. Jude Medical, Inc	3.875	09/15/25	930,685
3,275,000		Stryker Corp	2.625	03/15/21	3,284,923
1,275,000		Stryker Corp	3.375	11/01/25	1,265,152
525,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	528,802
1,475,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	1,497,060
825,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	824,996
2,225,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	2,095,320
2,970,000		Zimmer Holdings, Inc	3.550	04/01/25	2,889,014
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			40,556,990

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
800,000		Ecolab, Inc	1.450	12/08/17	799,159
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			799,159

INSURANCE - 1.8%
3,350,000		ACE INA Holdings, Inc	3.350	05/03/26	3,388,428
750,000		Aetna, Inc	1.500	11/15/17	749,355
285,000		Aetna, Inc	6.625	06/15/36	362,038
2,300,000		Aetna, Inc	4.375	06/15/46	2,304,858
1,225,000		Allstate Corp	3.150	06/15/23	1,239,122
1,225,000		Allstate Corp	4.500	06/15/43	1,296,726
3,925,000		American Financial Group, Inc	3.500	08/15/26	3,753,811
1,675,000		American International Group, Inc	2.300	07/16/19	1,682,196
5,800,000		American International Group, Inc	3.300	03/01/21	5,936,016
4,825,000		American International Group, Inc	3.900	04/01/26	4,903,068
3,415,000		Aon plc	3.500	06/14/24	3,421,482
1,525,000		Aon plc	3.875	12/15/25	1,552,325
1,800,000		Children’s Hospital Medic	4.268	05/15/44	1,783,793
500,000		Chubb Corp	6.000	05/11/37	622,696
235,000		Cigna Corp	5.125	06/15/20	254,427
2,000,000		Cigna Corp	4.500	03/15/21	2,124,024
1,275,000		Cigna Corp	3.250	04/15/25	1,240,153
5,300,000	g	Five Corners Funding Trust	4.419	11/15/23	5,596,885
5,200,000	g	Metropolitan Life Global Funding I	1.950	09/15/21	5,050,505
1,775,000		Principal Financial Group, Inc	3.100	11/15/26	1,712,996
975,000		Principal Financial Group, Inc	4.300	11/15/46	953,314
630,000		Prudential Financial, Inc	7.375	06/15/19	708,909
1,190,000	g	Prudential Funding LLC	6.750	09/15/23	1,401,327
1,525,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	1,502,386
14

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,325,000	g	Swiss Re Treasury US Corp	4.250%	12/06/42	$1,291,455
615,000		Travelers Cos, Inc	5.800	05/15/18	648,688
350,000		Travelers Cos, Inc	3.750	05/15/46	329,552
1,625,000		UnitedHealth Group, Inc	3.750	07/15/25	1,680,021
1,500,000		UnitedHealth Group, Inc	3.100	03/15/26	1,477,309
2,875,000		UnitedHealth Group, Inc	3.450	01/15/27	2,917,455
3,325,000		UnitedHealth Group, Inc	4.750	07/15/45	3,655,532
3,000,000		WellPoint, Inc	3.125	05/15/22	2,998,374
1,500,000		WellPoint, Inc	4.625	05/15/42	1,504,375
410,000		WR Berkley Corp	5.375	09/15/20	439,042
		TOTAL INSURANCE			70,482,643

MATERIALS - 1.6%
6,375,000	g	Air Liquide Finance S.A.	1.750	09/27/21	6,115,378
2,800,000	g	Air Liquide Finance S.A.	2.500	09/27/26	2,624,289
100,000	g	Alcoa Nederland Holding BV	6.750	09/30/24	108,500
100,000	g	Alcoa Nederland Holding BV	7.000	09/30/26	109,500
100,000		Alcoa, Inc	5.400	04/15/21	106,000
125,000		Alcoa, Inc	5.125	10/01/24	128,125
646,000		Barrick Gold Corp	4.100	05/01/23	662,023
250,000		Berry Plastics Corp	6.000	10/15/22	264,375
1,775,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	1,978,830
450,000		Blue Cube Spinco, Inc	9.750	10/15/23	535,500
235,000		Blue Cube Spinco, Inc	10.000	10/15/25	283,762
1,000,000	g	Cemex SAB de C.V.	7.750	04/16/26	1,107,500
800,000		Corning, Inc	1.450	11/15/17	799,357
2,125,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	2,056,991
2,475,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	2,509,212
1,815,000		Crown Americas LLC	4.500	01/15/23	1,851,300
335,000		Eastman Chemical Co	5.500	11/15/19	362,232
1,134,000		Eastman Chemical Co	3.800	03/15/25	1,142,204
325,000	g	GCP Applied Technologies, Inc	9.500	02/01/23	372,937
4,100,000	g	Georgia-Pacific LLC	2.539	11/15/19	4,133,964
775,000	g	Glencore Funding LLC	4.125	05/30/23	779,913
1,300,000	g	Glencore Funding LLC	4.625	04/29/24	1,327,767
137,000		Hexion US Finance Corp	8.875	02/01/18	136,315
1,450,000		Hexion US Finance Corp	6.625	04/15/20	1,283,250
7,237,000		International Paper Co	4.750	02/15/22	7,821,113
1,175,000	g	Klabin Finance S.A.	5.250	07/16/24	1,116,250
1,000,000		LyondellBasell Industries NV	5.000	04/15/19	1,055,730
2,400,000		Newmont Mining Corp	3.500	03/15/22	2,436,934
500,000		Newmont Mining Corp	4.875	03/15/42	468,308
1,350,000		Nucor Corp	4.000	08/01/23	1,417,692
720,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	750,600
3,950,000		Packaging Corp of America	3.650	09/15/24	3,961,526
3,045,000		Rock Tenn Co	3.500	03/01/20	3,119,874
845,000	g	Sealed Air Corp	5.250	04/01/23	876,688
1,125,000	g	St. Marys Cement, Inc Canada	5.750	01/28/27	1,080,000
300,000		Steel Dynamics, Inc	5.125	10/01/21	312,882
600,000	g	Steel Dynamics, Inc	5.000	12/15/26	597,750
1,025,000		Teck Resources Ltd	3.750	02/01/23	968,625
2,000,000	g	Union Andina de Cementos SAA	5.875	10/30/21	2,070,000
335,000	g	Univar, Inc	6.750	07/15/23	345,888
15

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$400,000	g	Xstrata Finance Canada Ltd	5.550%	10/25/42	$384,336
		TOTAL MATERIALS			59,563,420

MEDIA - 1.5%
1,400,000		AMC Entertainment, Inc	5.875	02/15/22	1,464,750
1,700,000		CBS Corp	2.300	08/15/19	1,704,908
1,100,000		CBS Corp	2.900	01/15/27	1,018,769
125,000	g	CBS Radio, Inc	7.250	11/01/24	130,625
1,000,000	g	CCO Holdings LLC	5.875	04/01/24	1,067,500
2,750,000		Charter Communications Operating LLC	3.579	07/23/20	2,803,699
5,180,000		Charter Communications Operating LLC	4.464	07/23/22	5,407,734
8,425,000		Charter Communications Operating LLC	4.908	07/23/25	8,868,315
1,175,000		Cinemark USA, Inc	4.875	06/01/23	1,189,688
4,775,000		Comcast Corp	4.250	01/15/33	4,961,994
285,000	g	CSC Holdings LLC	5.500	04/15/27	288,562
575,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	621,000
90,000	g	Gannett Co, Inc	4.875	09/15/21	91,575
150,000	g	Gannett Co, Inc	5.500	09/15/24	151,500
550,000	g	Gray Television, Inc	5.875	07/15/26	545,875
1,000,000		Grupo Televisa SAB	4.625	01/30/26	1,011,514
875,000		Grupo Televisa SAB	5.000	05/13/45	741,235
725,000	g	LG FinanceCo Corp	5.875	11/01/24	735,875
1,375,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	1,376,409
1,475,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	1,479,742
1,175,000		NBC Universal Media LLC	2.875	01/15/23	1,171,005
125,000	g	Nielsen Finance LLC	5.000	04/15/22	127,188
1,250,000		Outfront Media Capital LLC	5.250	02/15/22	1,296,875
500,000	g	Sirius XM Radio, Inc	5.375	07/15/26	488,750
250,000		Time Warner Cable, Inc	5.875	11/15/40	266,182
4,350,000		Time Warner, Inc	2.100	06/01/19	4,350,996
5,000,000		Time Warner, Inc	3.600	07/15/25	4,965,395
3,400,000		Time Warner, Inc	3.800	02/15/27	3,370,141
475,000	g	Time, Inc	5.750	04/15/22	491,625
2,900,000		Viacom, Inc	2.250	02/04/22	2,722,497
2,950,000		Viacom, Inc	3.450	10/04/26	2,722,349
1,150,000		Viacom, Inc	5.850	09/01/43	1,125,145
125,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	126,875
		TOTAL MEDIA			58,886,292

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.3%
6,600,000		Abbott Laboratories	3.750	11/30/26	6,550,817
1,200,000		Abbott Laboratories	5.300	05/27/40	1,283,011
4,325,000		AbbVie, Inc	2.500	05/14/20	4,323,659
5,475,000		AbbVie, Inc	3.200	05/14/26	5,201,480
8,125,000		Actavis Funding SCS	3.800	03/15/25	8,124,196
3,000,000		Actavis Funding SCS	4.550	03/15/35	2,964,864
2,750,000		Amgen, Inc	1.850	08/19/21	2,647,051
4,550,000		Amgen, Inc	2.600	08/19/26	4,178,410
1,650,000		Biogen, Inc	2.900	09/15/20	1,669,797
1,850,000		Celgene Corp	2.875	08/15/20	1,869,825
2,850,000		Celgene Corp	3.875	08/15/25	2,887,039
2,275,000		Gilead Sciences, Inc	3.650	03/01/26	2,303,522
4,825,000		Gilead Sciences, Inc	2.950	03/01/27	4,610,505
16

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,250,000		Johnson & Johnson	2.450%	03/01/26	$3,103,802
1,000,000	g	Mylan NV	3.750	12/15/20	1,009,008
1,725,000	g	Mylan NV	3.150	06/15/21	1,691,406
3,925,000	g	Mylan NV	3.950	06/15/26	3,668,022
725,000		Mylan, Inc	2.550	03/28/19	723,166
3,350,000		Novartis Capital Corp	4.000	11/20/45	3,373,674
3,000,000		Perrigo Finance plc	3.900	12/15/24	2,933,142
650,000		Perrigo Finance plc	4.900	12/15/44	595,957
7,400,000		Pfizer, Inc	3.000	12/15/26	7,297,614
4,975,000		Pfizer, Inc	4.125	12/15/46	5,050,073
4,875,000	g	Roche Holdings, Inc	2.375	01/28/27	4,555,102
1,000,000		Teva Pharmaceutical Finance Netherlands III BV	2.200	07/21/21	955,812
2,650,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	2,439,436
775,000		Zoetis, Inc	3.450	11/13/20	794,830
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			86,805,220

REAL ESTATE - 1.5%
450,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	447,339
2,525,000		American Tower Corp	3.300	02/15/21	2,551,712
975,000		American Tower Corp	3.500	01/31/23	976,930
600,000		American Tower Corp	4.400	02/15/26	612,295
1,000,000		American Tower Corp	3.375	10/15/26	945,275
2,000,000		AvalonBay Communities, Inc	2.900	10/15/26	1,889,812
1,025,000		AvalonBay Communities, Inc	3.900	10/15/46	949,532
1,125,000		Brandywine Operating Partnership LP	4.100	10/01/24	1,108,654
1,100,000		Brixmor Operating Partnership LP	3.875	08/15/22	1,120,219
1,550,000		Brixmor Operating Partnership LP	3.250	09/15/23	1,500,987
2,225,000		Brixmor Operating Partnership LP	3.850	02/01/25	2,188,239
700,000		Brixmor Operating Partnership LP	4.125	06/15/26	696,895
630,000		Camden Property Trust	4.625	06/15/21	672,097
1,650,000		Camden Property Trust	2.950	12/15/22	1,613,688
2,600,000		Crown Castle International Corp	2.250	09/01/21	2,513,009
980,000		Crown Castle International Corp	4.875	04/15/22	1,043,504
1,000,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	1,013,991
750,000		DDR Corp	3.625	02/01/25	724,604
975,000		DDR Corp	4.250	02/01/26	979,141
2,000,000		Developers Diversified Realty Corp	4.750	04/15/18	2,056,646
425,000		Duke Realty LP	3.250	06/30/26	410,408
600,000		Equity One, Inc	3.750	11/15/22	612,145
850,000		Essex Portfolio LP	3.375	01/15/23	850,020
500,000		Healthcare Realty Trust, Inc	5.750	01/15/21	549,102
325,000		Healthcare Realty Trust, Inc	3.750	04/15/23	323,510
1,675,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,649,498
825,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	830,137
675,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	673,396
1,625,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	1,550,629
2,250,000		Highwoods Realty LP	5.850	03/15/17	2,269,019
450,000		Host Hotels & Resorts LP	4.500	02/01/26	455,168
675,000		Kimco Realty Corp	3.400	11/01/22	684,226
1,400,000		Liberty Property LP	3.250	10/01/26	1,338,618
1,200,000		Mid-America Apartments LP	4.300	10/15/23	1,250,452
1,200,000		Mid-America Apartments LP	3.750	06/15/24	1,202,118
1,050,000		Mid-America Apartments LP	4.000	11/15/25	1,062,826
17

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$575,000		National Retail Properties, Inc	3.800%	10/15/22	$592,900
1,075,000		National Retail Properties, Inc	3.300	04/15/23	1,067,606
625,000		National Retail Properties, Inc	4.000	11/15/25	636,311
1,850,000		National Retail Properties, Inc	3.600	12/15/26	1,819,706
1,100,000		Regency Centers LP	3.900	11/01/25	1,112,631
1,700,000	g	Trust F/1401	5.250	12/15/24	1,663,875
400,000		Weingarten Realty Investors	3.375	10/15/22	398,407
1,876,000		Weingarten Realty Investors	3.500	04/15/23	1,866,297
475,000		Weingarten Realty Investors	4.450	01/15/24	494,981
1,025,000		Weingarten Realty Investors	3.850	06/01/25	1,021,178
700,000		Weingarten Realty Investors	3.250	08/15/26	659,388
3,350,000		Welltower, Inc	4.000	06/01/25	3,419,342
		TOTAL REAL ESTATE			56,068,463

RETAILING - 1.2%
200,000	g	Argos Merger Sub, Inc	7.125	03/15/23	204,000
175,000		Asbury Automotive Group, Inc	6.000	12/15/24	178,937
1,667,000		AutoNation, Inc	5.500	02/01/20	1,790,381
1,025,000		AutoNation, Inc	3.350	01/15/21	1,029,148
3,200,000		AutoZone, Inc	2.500	04/15/21	3,161,318
1,100,000		AutoZone, Inc	3.250	04/15/25	1,078,168
145,000		Dollar Tree, Inc	5.750	03/01/23	153,529
1,200,000	g	El Puerto de Liverpool SAB de C.V.	3.875	10/06/26	1,110,000
2,175,000		Home Depot, Inc	2.000	04/01/21	2,155,847
2,175,000		Home Depot, Inc	3.350	09/15/25	2,228,338
1,275,000		Home Depot, Inc	3.000	04/01/26	1,270,692
7,525,000		Home Depot, Inc	2.125	09/15/26	6,930,171
1,625,000		Home Depot, Inc	3.500	09/15/56	1,418,903
400,000	g	JC Penney Corp, Inc	5.875	07/01/23	412,500
800,000		JD.com, Inc	3.125	04/29/21	790,222
625,000		L Brands, Inc	6.875	11/01/35	637,500
625,000		L Brands, Inc	6.750	07/01/36	632,812
3,950,000		Macy’s Retail Holdings, Inc	4.500	12/15/34	3,525,885
620,000		Men’s Wearhouse, Inc	7.000	07/01/22	607,600
1,660,000		O’Reilly Automotive, Inc	4.625	09/15/21	1,780,021
5,613,000		O’Reilly Automotive, Inc	3.800	09/01/22	5,801,715
650,000		O’Reilly Automotive, Inc	3.550	03/15/26	644,834
715,000		Penske Automotive Group, Inc	5.500	05/15/26	706,063
1,250,000	g	Rolls-Royce plc	2.375	10/14/20	1,238,535
450,000	g	Rolls-Royce plc	3.625	10/14/25	449,781
2,975,000		Target Corp	2.500	04/15/26	2,834,039
2,900,000		Target Corp	3.625	04/15/46	2,688,868
		TOTAL RETAILING			45,459,807

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
725,000	g	NXP BV	4.625	06/01/23	761,250
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			761,250

SOFTWARE & SERVICES - 1.0%
2,325,000	g	Activision Blizzard, Inc	2.300	09/15/21	2,266,705
2,425,000	g	Activision Blizzard, Inc	3.400	09/15/26	2,298,214
2,500,000		Fidelity National Information Services, Inc	3.625	10/15/20	2,586,260
9,600,000		Fidelity National Information Services, Inc	5.000	03/15/22	9,864,672
18

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000	g	First Data Corp	7.000%	12/01/23	$532,500
400,000	g	IMS Health, Inc	5.000	10/15/26	401,000
11,625,000		Microsoft Corp	2.400	08/08/26	10,971,524
325,000		NCR Corp	5.875	12/15/21	340,437
300,000	g	Open Text Corp	5.625	01/15/23	312,750
575,000	g	Open Text Corp	5.875	06/01/26	606,625
3,500,000		Oracle Corp	1.900	09/15/21	3,416,913
3,500,000		Oracle Corp	2.650	07/15/26	3,317,199
275,000		SS&C Technologies Holdings, Inc	5.875	07/15/23	284,969
		TOTAL SOFTWARE & SERVICES			37,199,768

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
7,425,000		Alphabet, Inc	1.998	08/15/26	6,804,359
2,275,000		Amphenol Corp	3.125	09/15/21	2,308,085
2,775,000		Apple, Inc	3.250	02/23/26	2,772,497
1,100,000		Apple, Inc	4.650	02/23/46	1,185,440
10,000,000		Cisco Systems, Inc	1.850	09/20/21	9,753,120
725,000	g	CommScope, Inc	5.000	06/15/21	746,750
725,000	g	CommScope, Inc	5.500	06/15/24	750,375
1,575,000	g	Diamond Finance Corp	3.480	06/01/19	1,607,363
3,375,000	g	Diamond Finance Corp	4.420	06/15/21	3,489,315
225,000	g	Diamond Finance Corp	5.875	06/15/21	239,313
225,000	g	Diamond Finance Corp	7.125	06/15/24	249,687
415,000		General Electric Co	5.250	12/06/17	429,886
175,000	g	Sensata Technologies BV	5.625	11/01/24	182,438
2,793,000		Tyco Electronics Group S.A.	2.375	12/17/18	2,819,374
3,000,000		Tyco Electronics Group S.A.	3.500	02/03/22	3,084,081
525,000		Tyco Electronics Group S.A.	3.700	02/15/26	535,196
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			36,957,279

TELECOMMUNICATION SERVICES - 1.6%
1,000,000		Alibaba Group Holding Ltd	2.500	11/28/19	1,004,525
2,450,000		AT&T, Inc	2.450	06/30/20	2,431,204
2,950,000		AT&T, Inc	2.625	12/01/22	2,825,245
3,050,000		AT&T, Inc	4.450	04/01/24	3,175,953
7,750,000		AT&T, Inc	3.400	05/15/25	7,459,832
3,275,000		AT&T, Inc	4.500	05/15/35	3,159,376
1,175,000		AT&T, Inc	4.750	05/15/46	1,111,096
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,564,787
250,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	250,355
15,000,000	g	Deutsche Telekom International Finance BV	1.950	09/19/21	14,439,945
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	924,660
1,000,000	g	ENTEL Chile S.A.	4.875	10/30/24	1,000,371
3,050,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	3,082,754
750,000	g,q	Oi S.A.	5.750	02/10/22	236,250
500,000		Orange S.A.	5.500	02/06/44	573,251
1,900,000		T-Mobile USA, Inc	6.731	04/28/22	1,985,500
425,000		T-Mobile USA, Inc	6.375	03/01/25	454,219
1,000,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	929,964
925,000		Verizon Communications, Inc	3.450	03/15/21	954,177
1,150,000		Verizon Communications, Inc	4.150	03/15/24	1,200,408
11,097,000		Verizon Communications, Inc	4.272	01/15/36	10,604,404
875,000		Verizon Communications, Inc	4.125	08/15/46	790,293
		TOTAL TELECOMMUNICATION SERVICES			60,158,569
19

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
TRANSPORTATION - 0.9%
$1,635,000	g	Asciano Finance Ltd	5.000%	04/07/18	$1,679,583
2,350,000		Canadian Pacific Railway Co	2.900	02/01/25	2,300,312
5,775,000		CSX Corp	3.800	11/01/46	5,342,447
1,750,000	g	ERAC USA Finance LLC	2.600	12/01/21	1,720,518
700,000	g	ERAC USA Finance LLC	3.300	10/15/22	700,661
1,400,000		FedEx Corp	3.250	04/01/26	1,388,383
1,262,000		GATX Corp	1.250	03/04/17	1,261,650
4,240,000		GATX Corp	2.500	03/15/19	4,238,931
1,450,000		GATX Corp	2.500	07/30/19	1,451,565
1,175,000		GATX Corp	5.200	03/15/44	1,160,623
6,000,000		Kansas City Southern	2.350	05/15/20	5,924,208
1,400,000		Kansas City Southern	4.950	08/15/45	1,417,903
375,000		Northrop Grumman Corp	1.750	06/01/18	375,678
1,975,000	g	Transnet SOC Ltd	4.000	07/26/22	1,883,457
1,750,000	g	TTX Co	3.600	01/15/25	1,744,708
3,275,000		United Parcel Service, Inc	2.400	11/15/26	3,100,138
		TOTAL TRANSPORTATION			35,690,765

UTILITIES - 4.7%
1,000,000	g	AEP Transmission Co LLC	3.100	12/01/26	983,365
1,000,000	g	AEP Transmission Co LLC	4.000	12/01/46	989,844
73,000	i	AES Corp	3.931	06/01/19	73,000
485,000		AES Corp	7.375	07/01/21	540,241
1,000,000		AES Corp	4.875	05/15/23	987,700
2,075,000		AGL Capital Corp	3.875	11/15/25	2,124,520
1,250,000		AGL Capital Corp	4.400	06/01/43	1,233,654
725,000		Alabama Power Co	4.150	08/15/44	727,139
2,000,000		American Electric Power Co, Inc	2.950	12/15/22	2,010,442
1,650,000		American Water Capital Corp	3.000	12/01/26	1,619,399
1,400,000		American Water Capital Corp	4.000	12/01/46	1,402,821
775,000		Atmos Energy Corp	8.500	03/15/19	880,933
1,075,000		Black Hills Corp	4.250	11/30/23	1,130,833
850,000		Black Hills Corp	3.150	01/15/27	812,141
1,515,000		Carolina Power & Light Co	5.300	01/15/19	1,618,823
159,000		CenterPoint Energy Resources Corp	4.500	01/15/21	166,702
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	748,575
1,125,000		CMS Energy Corp	3.600	11/15/25	1,137,304
1,500,000	g	Comision Federal de Electricidad	4.750	02/23/27	1,440,000
395,000		Commonwealth Edison Co	5.900	03/15/36	484,510
415,000		Connecticut Light & Power Co	5.500	02/01/19	444,915
1,850,000		Consolidated Edison Co of New York, Inc	4.500	12/01/45	1,957,689
1,750,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	1,666,173
1,200,000		Consolidated Edison, Inc	2.000	05/15/21	1,171,751
2,825,000		Dominion Gas Holdings LLC	4.600	12/15/44	2,805,349
1,950,000		Dominion Resources, Inc	2.000	08/15/21	1,889,297
2,650,000		Dominion Resources, Inc	2.850	08/15/26	2,481,012
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	277,743
3,050,000		Duke Energy Corp	1.800	09/01/21	2,935,293
4,575,000		Duke Energy Corp	2.650	09/01/26	4,263,438
3,125,000		Duke Energy Corp	3.750	09/01/46	2,807,181
20

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$10,500,000		Duke Energy Florida Project Finance LLC	1.196%	03/01/20	$10,415,129
5,000,000		Duke Energy Florida Project Finance LLC	1.731	09/01/22	4,836,530
650,000		Duke Energy Ohio, Inc	3.800	09/01/23	681,515
3,400,000	g	Electricite de France S.A.	2.350	10/13/20	3,364,905
3,400,000	g	Electricite de France S.A.	3.625	10/13/25	3,387,100
1,500,000	g,i	Electricite de France S.A.	5.625	12/30/49	1,421,250
4,775,000		Energy Transfer Partners LP	4.750	01/15/26	4,930,149
1,375,000		Energy Transfer Partners LP	5.950	10/01/43	1,414,758
1,575,000		Energy Transfer Partners LP	5.150	03/15/45	1,507,836
3,450,000		Enersis Americas S.A.	4.000	10/25/26	3,294,785
625,000		EnLink Midstream Partners LP	4.850	07/15/26	629,605
1,000,000		EnLink Midstream Partners LP	5.050	04/01/45	904,946
4,994,000		Entergy Corp	4.000	07/15/22	5,216,727
3,075,000		Entergy Corp	2.950	09/01/26	2,872,142
1,000,000	g	Equate Petrochemical BV	3.000	03/03/22	951,904
1,300,000	g	Equate Petrochemical BV	4.250	11/03/26	1,239,911
1,600,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	1,600,181
1,250,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	1,291,771
4,650,000	g	Fortis, Inc	3.055	10/04/26	4,342,454
630,000		Indiana Michigan Power Co	7.000	03/15/19	694,043
900,000		Indiana Michigan Power Co	4.550	03/15/46	931,583
555,000		Integrys Energy Group, Inc	4.170	11/01/20	579,789
1,350,000		Interstate Power & Light Co	3.700	09/15/46	1,239,274
450,000	g	Israel Electric Corp Ltd	6.875	06/21/23	516,577
195,000	g	Kansas Gas & Electric	6.700	06/15/19	216,110
775,000		Kinder Morgan, Inc	9.000	02/01/19	872,391
535,000		Kinder Morgan, Inc	5.300	12/01/34	542,179
1,331,000		Kinder Morgan, Inc	5.000	03/01/43	1,281,166
1,250,000		Kinder Morgan, Inc	5.400	09/01/44	1,243,724
4,030,000		LG&E and KU Energy LLC	3.750	11/15/20	4,188,431
1,000,000	g	Listrindo Capital BV	4.950	09/14/26	973,723
925,000		MidAmerican Energy Co	4.250	05/01/46	950,708
945,000		MPLX LP	4.000	02/15/25	917,398
630,000		Nevada Power Co	6.500	08/01/18	677,322
700,000	g	New Amethyst Corp	6.250	12/01/24	738,500
700,000		NiSource Finance Corp	4.800	02/15/44	735,562
1,025,000		Northeast Utilities	1.450	05/01/18	1,021,482
1,500,000	g	Novolipetsk Steel via Steel Funding Ltd	4.500	06/15/23	1,489,245
900,000		NRG Energy, Inc	6.250	05/01/24	875,250
1,000,000		NTPC Ltd	5.625	07/14/21	1,086,137
1,450,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	1,452,358
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	207,605
1,150,000		Pacific Gas & Electric Co	4.600	06/15/43	1,210,717
2,750,000		Pacific Gas & Electric Co	4.250	03/15/46	2,788,885
1,675,000		Pacific Gas & Electric Co	4.000	12/01/46	1,648,374
1,800,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	1,843,276
1,075,000		Phillips 66 Partners LP	3.550	10/01/26	1,038,811
950,000		Phillips 66 Partners LP	4.900	10/01/46	910,545
135,000		Potomac Electric Power Co	7.900	12/15/38	198,956
3,875,000		PPL Capital Funding, Inc	4.200	06/15/22	4,079,844
1,225,000		PPL Capital Funding, Inc	3.100	05/15/26	1,170,216
1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,014,076
565,000		Progress Energy, Inc	7.050	03/15/19	624,341
21

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,780,000		Public Service Co of Oklahoma	5.150%	12/01/19	$1,913,146
440,000		Public Service Electric & Gas Co	5.300	05/01/18	461,374
700,000		Public Service Electric & Gas Co	3.800	03/01/46	677,877
1,500,000		QEP Resources, Inc	5.375	10/01/22	1,503,750
1,150,000		Sempra Energy	2.875	10/01/22	1,137,720
8,500,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	7,932,022
1,750,000		Southern Co	4.400	07/01/46	1,727,443
1,175,000		Southern Co Gas Capital Corp	3.950	10/01/46	1,084,973
4,950,000		Southern Power Co	2.500	12/15/21	4,842,808
1,925,000		Southern Power Co	4.150	12/01/25	1,992,327
1,350,000		Spectra Energy Partners LP	3.375	10/15/26	1,289,305
2,025,000		Spectra Energy Partners LP	4.500	03/15/45	1,921,759
1,650,000	g	Tengizchevroil Finance Co International Ltd	4.000	08/15/26	1,548,030
550,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	541,750
950,000	g	Transurban Finance Co Pty Ltd	4.125	02/02/26	965,694
845,000		Virginia Electric & Power Co	2.950	01/15/22	855,781
2,350,000		Virginia Electric & Power Co	4.000	11/15/46	2,337,860
425,000		Western Gas Partners LP	4.000	07/01/22	431,500
1,434,000		Western Gas Partners LP	3.950	06/01/25	1,412,164
3,550,000		Western Gas Partners LP	4.650	07/01/26	3,670,647
925,000		Western Gas Partners LP	5.450	04/01/44	951,040
850,000		Williams Partners LP	3.600	03/15/22	853,664
825,000		Williams Partners LP	4.500	11/15/23	846,580
625,000		Williams Partners LP	4.900	01/15/45	576,582
1,000,000		Wisconsin Power & Light Co	4.100	10/15/44	1,005,727
1,800,000		Xcel Energy, Inc	3.350	12/01/26	1,798,810
470,000		Xcel Energy, Inc	4.800	09/15/41	499,882
		TOTAL UTILITIES			182,854,198

		TOTAL CORPORATE BONDS			1,424,290,645
		(Cost $1,434,474,024)

GOVERNMENT BONDS - 35.6%

AGENCY SECURITIES - 0.6%
3,020,152		AMAL Ltd	3.465	08/21/21	3,126,341
4,500,000		Amber Circle Funding Ltd	3.250	12/04/22	4,505,179
10,325,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	10,481,073
200,625		Totem Ocean Trailer Express, Inc	4.514	12/18/19	208,351
1,750,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	1,789,655
3,500,000		Tunisia Government AID Bonds	1.416	08/05/21	3,379,632
		TOTAL AGENCY SECURITIES			23,490,231

FOREIGN GOVERNMENT BONDS - 3.9%
2,000,000	g	Abu Dhabi Government International Bond	3.125	05/03/26	1,958,218
700,000	g	Argentine Republic Government International Bond	7.500	04/22/26	735,000
1,065,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	990,324
1,500,000	g	Bermuda Government International Bond	4.854	02/06/24	1,558,755
3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,260,250
2,075,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,934,938
4,650,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,375,645
1,670,000		Brazilian Government International Bond	7.125	01/20/37	1,740,975
1,500,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	1,489,839
22

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,575,000		Colombia Government International Bond	2.625%	03/15/23	$2,426,937
1,000,000		Colombia Government International Bond	4.500	01/28/26	1,030,000
2,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	2,317,650
2,900,000	g	Croatia Government International Bond	6.375	03/24/21	3,158,468
63,500,000	g	Dominican Republic International Bond	10.000	01/05/17	1,370,131
480,000	g	Dominican Republic International Bond	7.450	04/30/44	484,800
3,200,000	g	Ecuador Government International Bond	10.750	03/28/22	3,472,000
395,000		European Investment Bank	4.875	02/15/36	490,794
1,500,000	g	Export-Import Bank of China	2.850	09/16/20	1,496,438
8,500,000		Export-Import Bank of Korea	2.250	01/21/20	8,433,904
1,375,000		Export-Import Bank of Korea	2.625	05/26/26	1,293,927
2,575,000	g	Guatemala Government International Bond	4.500	05/03/26	2,478,438
2,730,000		Hungary Government International Bond	5.750	11/22/23	3,022,618
1,500,000	g	Indonesia Government International Bond	4.125	01/15/25	1,484,616
900,000	g	Indonesia Government International Bond	5.125	01/15/45	894,020
1,205,000		Italy Government International Bond	6.875	09/27/23	1,401,413
1,039,500	g,i	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	960,230
1,525,000		Jamaica Government International Bond	8.000	03/15/39	1,685,964
4,000,000		Japan Bank for International Cooperation	2.375	04/20/26	3,837,864
1,280,000	g	Japan Finance Organization for Municipalities	2.125	04/13/21	1,250,894
3,050,000	g	Kazakhstan Government International Bond	6.500	07/21/45	3,479,092
3,000,000	g,i	Kommunalbanken AS.	1.091	02/20/18	3,003,954
1,150,000	g	Kommunalbanken AS.	1.375	10/26/20	1,121,971
1,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	1,004,578
750,000		Korea Development Bank	2.500	03/11/20	747,070
1,500,000		Korea Development Bank	3.000	01/13/26	1,465,896
1,650,000	g	Korea Housing Finance Corp	2.000	10/11/21	1,574,405
2,698,000		Landwirtschaftliche Rentenbank	2.000	01/13/25	2,576,622
1,000,000	g	Lithuania Government International Bond	6.625	02/01/22	1,159,162
19,270,000		Mexican Bonos	8.000	12/07/23	964,251
39,000,000		Mexican Bonos	10.000	11/20/36	2,287,220
1,800,000		Mexico Government International Bond	4.000	10/02/23	1,804,140
1,450,000		Mexico Government International Bond	4.750	03/08/44	1,318,050
1,950,000		Mexico Government International Bond	4.350	01/15/47	1,672,125
875,000	g	Morocco Government International Bond	4.250	12/11/22	892,491
1,400,000	g	Morocco Government International Bond	5.500	12/11/42	1,416,206
700,000	g	Municipality Finance plc	1.125	09/16/19	687,078
3,050,000	g	Nacional Financiera SNC	3.375	11/05/20	3,053,813
2,825,000	g	Namibia Government International Bond	5.250	10/29/25	2,760,169
1,343,000	g	Nigeria Government International Bond	6.375	07/12/23	1,292,812
1,950,000		Panama Government International Bond	6.700	01/26/36	2,366,325
1,000,000	g	Paraguay Government International Bond	5.000	04/15/26	1,017,500
2,768,000	g	Peruvian Government International Bond	8.200	08/12/26	928,794
1,800,000		Peruvian Government International Bond	4.125	08/25/27	1,869,750
5,784,000	g	Peruvian Government International Bond	6.350	08/12/28	1,696,975
1,300,000		Peruvian Government International Bond	8.750	11/21/33	1,898,000
620,000		Province of Quebec Canada	7.500	09/15/29	867,323
2,000,000	g	Provincia de Buenos Aires	7.875	06/15/27	1,972,400
1,500,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	1,545,000
900,000	g	Republic of Angola	9.500	11/12/25	866,976
1,500,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	1,486,896
2,400,000	g	Republic of Ghana	7.875	08/07/23	2,353,843
1,400,000	g	Republic of Paraguay	6.100	08/11/44	1,421,000
23

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,600,000	g	Republic of Serbia	4.875%	02/25/20	$1,625,818
1,000,000	g	Romanian Government International Bond	6.750	02/07/22	1,137,585
65,000,000		Russian Federal Bond - OFZ	6.200	01/31/18	1,035,952
38,000,000		Russian Federal Bond - OFZ	7.000	08/16/23	581,379
1,900,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	2,000,721
2,000,000	g	Russian Foreign Bond - Eurobond	4.750	05/27/26	2,041,276
2,975,000	g	Saudi Government International Bond	2.375	10/26/21	2,887,416
1,550,000	g	Saudi Government International Bond	3.250	10/26/26	1,466,948
2,000,000		South Africa Government International Bond	5.875	09/16/25	2,133,900
3,125,000		South Africa Government International Bond	5.000	10/12/46	2,892,188
825,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	888,525
1,500,000	g	Sri Lanka Government International Bond	5.750	01/18/22	1,473,015
1,550,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,519,704
2,400,000	g	Third Pakistan International Sukuk Co Ltd	5.500	10/13/21	2,446,310
2,800,000	g	Trinidad & Tobago Government International Bond	4.500	08/04/26	2,744,588
2,600,000		Turkey Government International Bond	5.125	03/25/22	2,578,043
2,500,000		Turkey Government International Bond	3.250	03/23/23	2,214,660
275,000		Turkey Government International Bond	5.750	03/22/24	275,554
250,000		Turkey Government International Bond	6.875	03/17/36	257,022
1,500,000		Turkey Government International Bond	6.625	02/17/45	1,491,525
1,525,000	g	Ukraine Government International Bond	7.750	09/01/21	1,489,102
1,025,000		Uruguay Government International Bond	4.375	10/27/27	1,027,614
2,000,000		Uruguay Government International Bond	5.100	06/18/50	1,800,000
400,000	g	Zambia Government International Bond	8.970	07/30/27	395,000
		TOTAL FOREIGN GOVERNMENT BONDS			151,010,782

MORTGAGE BACKED - 17.1%
5,819,239		Federal Home Loan Mortgage Corp (FHLMC)	3.000	03/15/41	5,915,433
6,226,534		FHLMC	3.500	09/15/41	6,355,228
2,720,265		FHLMC	3.000	12/15/41	2,766,286
10,236,180		FHLMC	3.000	09/15/42	10,177,999
6,427,581		FHLMC	3.500	07/15/46	1,332,902
4,020		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20	4,209
4,457,353		FGLMC	3.500	03/01/27	4,654,198
196		FGLMC	6.500	10/01/28	221
5,552		FGLMC	6.500	01/01/29	6,271
1,712		FGLMC	6.500	03/01/29	1,948
26,196		FGLMC	6.500	07/01/29	29,587
1,118		FGLMC	8.000	01/01/31	1,272
9,316		FGLMC	6.500	09/01/31	10,797
28,775		FGLMC	8.000	09/01/31	32,820
121,153		FGLMC	7.000	12/01/31	136,487
132,978		FGLMC	4.500	07/01/33	143,295
432,978		FGLMC	5.000	09/01/33	481,530
165,410		FGLMC	5.500	09/01/33	185,301
173,625		FGLMC	5.500	09/01/33	194,342
291,590		FGLMC	5.500	10/01/33	330,806
368,163		FGLMC	5.500	12/01/33	414,020
898,995		FGLMC	7.000	12/01/33	1,058,375
205,420		FGLMC	5.000	01/01/34	226,397
308,989		FGLMC	4.500	04/01/35	332,842
323,014		FGLMC	7.000	05/01/35	381,832
51,159		FGLMC	5.000	02/01/36	55,844
24

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,334		FGLMC	6.500%	05/01/36	$1,507
249,853		FGLMC	5.000	04/01/38	274,981
224,349		FGLMC	5.000	07/01/39	244,469
2,414,069		FGLMC	4.500	11/01/40	2,636,890
2,680,751		FGLMC	4.500	12/01/40	2,917,014
247,157		FGLMC	4.500	11/01/44	270,227
294,760		FGLMC	4.500	11/01/44	322,266
110,689		FGLMC	4.500	12/01/44	119,753
200,253		FGLMC	4.500	12/01/44	219,066
1,724,763		FGLMC	3.500	04/01/45	1,773,594
20,929,519		FGLMC	3.500	10/01/45	21,499,175
11,504,716		FGLMC	4.000	12/01/45	12,160,605
4,399,410		FGLMC	3.500	03/01/46	4,519,187
1,898,578		FGLMC	4.000	05/01/46	2,008,337
30,595,157	h	FGLMC	3.500	08/01/46	31,437,546
527		Federal National Mortgage Association (FNMA)	8.000	07/01/24	601
401		FNMA	7.500	01/01/29	450
1,157		FNMA	6.500	04/01/29	1,309
10,177		FNMA	7.500	07/01/29	10,478
519		FNMA	7.500	02/01/31	538
1,965		FNMA	7.500	03/01/31	2,225
715		FNMA	7.500	05/01/31	722
217,890		FNMA	2.500	07/01/31	218,388
5,334,412		FNMA	2.500	07/01/31	5,346,608
1,286,622		FNMA	2.500	08/01/31	1,289,581
721		FNMA	6.500	09/01/31	815
150,393		FNMA	2.500	10/01/31	150,762
508,716		FNMA	2.500	10/01/31	509,887
105,886		FNMA	2.500	11/01/31	106,130
371,749		FNMA	2.500	11/01/31	372,662
202,654		FNMA	2.500	11/01/31	203,120
424,074		FNMA	2.500	11/01/31	425,049
318,227		FNMA	2.500	11/01/31	318,959
9,667		FNMA	6.500	11/01/31	11,164
288,523		FNMA	2.500	12/01/31	289,187
813,039		FNMA	2.500	12/01/31	814,909
192,376		FNMA	2.500	12/01/31	192,848
625,684		FNMA	2.500	12/01/31	627,123
144,424		FNMA	2.500	12/01/31	144,779
6,000,000	h	FNMA	2.500	01/25/32	6,006,600
10,000,000	h	FNMA	3.000	01/25/32	10,258,000
13,000,000	h	FNMA	2.500	02/25/32	13,000,081
12,000,000	h	FNMA	3.000	02/25/32	12,303,975
6,000,000	h	FNMA	3.500	02/25/32	6,240,562
157,180		FNMA	6.500	07/01/32	183,211
2,045,835		FNMA	5.000	06/01/33	2,240,146
3,671,878		FNMA	5.000	10/01/33	4,020,492
1,608,412		FNMA	5.500	03/01/34	1,804,108
20,456		FNMA	6.000	11/01/34	23,150
2,151,766		FNMA	5.000	05/01/35	2,352,647
1,599,432		FNMA	5.000	10/01/35	1,745,936
6,836		FNMA	5.000	11/01/35	7,014
25

TIAA-CREF FUNDS - Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$853,811	FNMA	5.000%	02/01/36	$932,207
620,116	FNMA	5.500	08/01/37	694,680
195,743	FNMA	6.000	09/01/37	227,457
1,549,174	FNMA	5.500	04/01/38	1,730,104
805,080	FNMA	5.500	11/01/38	933,381
45,424	FNMA	4.500	04/01/39	50,179
870,262	FNMA	4.500	05/01/39	943,606
118,059	FNMA	4.000	07/01/39	125,222
659,849	FNMA	5.500	08/01/39	743,202
302,714	FNMA	4.500	10/01/39	325,842
67,855	FNMA	4.500	02/01/40	74,948
1,997,944	FNMA	4.500	03/01/40	2,166,529
337,699	FNMA	4.500	06/01/40	363,731
515,718	FNMA	5.000	08/01/40	563,416
1,091,558	FNMA	5.000	09/01/40	1,193,242
21,460	FNMA	6.000	10/01/40	24,327
193,087	FNMA	4.500	11/01/40	212,254
5,051,198	FNMA	4.500	01/01/41	5,472,667
317,187	FNMA	4.500	01/01/41	350,637
272,738	FNMA	4.500	02/01/41	301,503
1,349,353	FNMA	5.000	05/01/41	1,475,147
341,324	FNMA	4.500	06/01/41	375,138
313,522	FNMA	4.500	06/01/41	346,591
1,481,900	FNMA	5.000	07/01/41	1,620,179
860,199	FNMA	4.500	09/01/41	931,874
776,404	FNMA	4.500	11/01/41	838,304
316,264	FNMA	4.500	12/01/41	347,718
7,953,190	FNMA	5.500	12/01/41	9,154,502
345,715	FNMA	4.500	01/01/42	380,051
768,871	FNMA	4.500	01/01/42	833,111
2,210,550	FNMA	4.500	02/01/42	2,387,481
295,205	FNMA	4.500	03/01/42	326,283
6,178,542	FNMA	3.000	03/25/42	6,276,560
1,214,982	FNMA	4.500	04/01/42	1,309,152
354,058	FNMA	4.500	04/01/42	389,155
391,728	FNMA	4.500	06/01/42	430,780
3,125,601	FNMA	4.500	06/01/42	3,368,213
5,189,683	FNMA	3.000	06/25/42	5,269,109
317,987	FNMA	4.500	07/01/42	351,461
35,967	FNMA	3.000	10/01/42	35,931
315,441	FNMA	3.000	10/01/42	315,128
5,868,434	FNMA	3.500	11/25/42	1,121,023
4,222,275	FNMA	3.000	01/01/43	4,218,089
5,321,958	FNMA	3.000	02/01/43	5,316,680
3,690,635	FNMA	3.000	02/25/43	3,769,070
2,157	FNMA	3.000	04/01/43	2,155
3,654,758	FNMA	3.000	08/25/43	3,732,310
2,455,624	FNMA	4.000	04/01/44	2,604,540
985,270	FNMA	4.000	06/01/44	1,047,231
787,430	FNMA	4.000	06/01/44	834,935
1,878,144	FNMA	4.500	06/01/44	2,050,962
6,747,520	FNMA	4.500	06/01/44	7,415,915
270,274	FNMA	4.000	07/01/44	287,278
26

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$931,263		FNMA	4.000%	07/01/44	$989,857
2,853,040		FNMA	4.000	08/01/44	3,032,529
1,269,884		FNMA	4.000	08/01/44	1,349,141
389,785		FNMA	4.000	08/01/44	414,320
1,673,722		FNMA	4.000	08/01/44	1,778,994
4,202,069		FNMA	4.500	08/01/44	4,618,006
267,618		FNMA	4.000	09/01/44	284,458
229,975		FNMA	4.000	09/01/44	244,460
1,009,775		FNMA	4.000	10/01/44	1,073,297
5,454,268		FNMA	4.500	10/01/44	6,001,310
4,158,065		FNMA	4.500	11/01/44	4,575,160
1,625,466		FNMA	4.000	12/01/44	1,711,794
2,565,753		FNMA	4.000	12/01/44	2,726,864
936,682		FNMA	4.500	12/01/44	1,030,650
2,019,039		FNMA	4.000	01/01/45	2,146,122
318,877		FNMA	3.500	03/01/45	328,105
519,894		FNMA	3.500	03/01/45	534,942
4,015,920		FNMA	3.500	05/01/45	4,138,004
571,705		FNMA	4.000	05/01/45	607,711
1,262,406		FNMA	4.000	06/01/45	1,341,948
6,248,579		FNMA	4.000	07/01/45	6,608,303
2,618,971		FNMA	4.000	08/01/45	2,756,473
838,461		FNMA	4.000	08/01/45	891,264
1,869,050		FNMA	4.000	11/01/45	1,986,962
2,813,429		FNMA	4.000	12/01/45	2,970,677
960,831		FNMA	4.000	12/01/45	1,021,476
8,883,971		FNMA	3.500	01/01/46	9,133,408
8,241,268		FNMA	4.000	01/01/46	8,719,408
3,982,496		FNMA	3.500	02/01/46	4,092,957
1,885,892		FNMA	4.000	02/01/46	1,996,006
6,933,177		FNMA	3.500	06/01/46	7,129,732
5,893,078		FNMA	3.500	08/01/46	6,042,103
4,942,202		FNMA	3.500	10/01/46	5,067,185
1,904,221		FNMA	3.500	10/25/46	544,472
927,610		FNMA	3.500	11/01/46	951,068
30,000,000	h	FNMA	3.000	01/25/47	29,781,000
14,000,000	h	FNMA	3.500	01/25/47	14,340,200
36,000,000	h	FNMA	4.000	01/25/47	37,828,800
4,000,000	h	FNMA	4.500	01/25/47	4,300,800
34,000,000	h	FNMA	3.000	02/25/47	33,700,003
12,000,000	h	FNMA	3.500	02/25/47	12,273,319
4,000,000	h	FNMA	4.000	02/25/47	4,197,575
4,000,000	h	FNMA	4.500	02/25/47	4,295,956
3,000,000	h	FNMA	5.000	02/25/47	3,265,425
14,000,000	h	FNMA	3.500	03/25/47	14,289,887
12,000,000	h	FNMA	4.000	03/25/47	12,568,350
9,674,091		FNMA	3.500	07/01/55	9,918,740
79		Government National Mortgage Association (GNMA)	7.000	01/15/28	88
1,555		GNMA	7.000	02/15/28	1,593
548		GNMA	7.000	06/15/28	563
757		GNMA	7.000	06/15/28	822
2,547		GNMA	6.500	09/15/28	2,909
27

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,548		GNMA	6.500%	09/15/28	$1,768
5,377		GNMA	6.500	11/15/28	6,141
2,845		GNMA	7.500	11/15/28	3,164
536		GNMA	8.500	07/15/30	539
16,176		GNMA	8.500	10/15/30	17,133
8,166		GNMA	8.500	10/20/30	9,650
941		GNMA	8.500	12/15/30	1,164
1,610		GNMA	7.000	06/20/31	1,916
3,690		GNMA	7.000	07/15/31	4,062
3,563		GNMA	7.000	07/15/31	3,741
456		GNMA	6.500	03/15/33	521
86,497		GNMA	5.500	07/15/33	97,726
326,936		GNMA	5.500	09/15/33	378,594
91,892		GNMA	5.500	02/20/35	103,296
527,363		GNMA	5.500	05/20/35	591,928
161,120		GNMA	5.500	02/20/36	179,394
25,471		GNMA	6.000	10/20/36	29,249
28,555		GNMA	6.000	01/20/37	33,068
96,340		GNMA	6.000	02/20/37	108,464
28,222		GNMA	5.500	07/15/38	31,588
171,317		GNMA	5.500	07/20/38	189,718
66,047		GNMA	6.000	08/20/38	74,680
87,389		GNMA	6.500	11/20/38	99,882
13,727		GNMA	4.500	02/20/39	15,033
694,141		GNMA	5.000	06/15/39	775,415
1,435,232		GNMA	4.500	09/20/39	1,560,196
19,146		GNMA	4.500	08/20/41	20,444
67,117		GNMA	4.500	09/20/41	72,714
8,029,838		GNMA	3.500	10/20/42	1,596,095
14,298		GNMA	4.500	01/20/44	15,267
17,686		GNMA	4.500	02/20/44	19,367
29,216		GNMA	4.500	05/20/44	31,997
215,675		GNMA	4.500	05/20/44	236,105
213,468		GNMA	4.500	08/20/44	231,273
215,861		GNMA	4.500	09/20/44	232,562
77,016		GNMA	4.500	10/20/44	84,076
69,279		GNMA	4.500	11/20/44	74,565
145,632		GNMA	4.500	12/20/44	159,520
215,802		GNMA	4.500	02/20/45	236,210
236,997		GNMA	4.500	08/20/45	259,700
275,187		GNMA	4.500	08/20/45	301,362
238,097		GNMA	4.500	12/20/45	260,910
9,164,512		GNMA	3.500	11/20/46	1,881,057
4,000,000	h	GNMA	3.500	12/20/46	4,160,493
11,000,000	h	GNMA	3.000	01/20/47	11,129,800
29,000,000	h	GNMA	3.000	02/20/47	29,293,489
43,000,000	h	GNMA	3.500	02/20/47	44,601,213
7,000,000	h	GNMA	4.000	02/20/47	7,419,136
		TOTAL MORTGAGE BACKED			659,690,846
28

TIAA-CREF FUNDS - Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
MUNICIPAL BONDS - 4.8%
$2,500,000	Commonwealth of Massachusetts	3.277%	06/01/46	$2,268,250
1,875,000	County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	1,808,250
1,500,000	County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,443,705
1,500,000	County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	1,432,155
3,500,000	County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,313,835
3,500,000	County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	3,307,570
2,500,000	County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,350,375
4,265,000	Denver City & County School District No. 1	3.598	12/15/27	4,364,161
15,000,000	Florida State Board of Administration Finance Corp	2.163	07/01/19	15,121,350
8,840,000	Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	8,696,880
1,870,000	Imperial Irrigation District Electric System Revenue	0.995	11/01/17	1,865,400
1,890,000	Imperial Irrigation District Electric System Revenue	1.095	11/01/18	1,875,428
5,265,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.125	09/01/19	5,157,857
2,350,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.500	09/01/21	2,244,978
1,000,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	947,340
4,805,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	4,338,483
6,000,000	New York State Dormitory Authority	3.879	07/01/46	5,594,520
10,000,000	Ohio State University	3.798	12/01/46	9,771,900
7,500,000	Port of Morrow OR	1.582	09/01/20	7,385,775
5,000,000	Port of Morrow OR	1.782	09/01/21	4,898,650
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.037	05/15/23	953,700
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.259	05/15/24	956,210
1,250,000	Regents of the University of California Medical Center Pooled Revenue	2.359	05/15/25	1,174,975
1,785,000	Regents of the University of California Medical Center Pooled Revenue	2.459	05/15/26	1,673,866
1,600,000	Regents of the University of California Medical Center Pooled Revenue	2.559	05/15/27	1,500,896
700,000	Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	653,317
905,000	Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	840,727
4,500,000	South Carolina Public Service Authority	2.388	12/01/23	4,371,435
3,460,000	State of Georgia	1.910	02/01/23	3,348,311
3,000,000	State of Illinois	4.833	02/01/17	3,007,230
8,800,000	State of Illinois	4.350	06/01/18	8,933,584
1,845,000	State of Illinois	4.700	01/01/21	1,864,760
13,000,000	State of Michigan	1.779	11/01/21	12,653,810
7,000,000	State of Michigan	1.966	11/01/22	6,773,900
1,763,000	State Public School Building Authority	5.000	09/15/27	1,791,543
7,500,000	Texas A&M University	3.993	05/15/37	7,566,000
640,000	Texas Public Finance Authority	5.250	07/01/17	640,493
2,500,000	University of California	0.993	05/15/18	2,490,075
1,185,000	University of California	1.228	05/15/19	1,172,522
1,920,000	University of California	1.534	05/15/20	1,895,098
1,000,000	University of California	1.784	05/15/21	984,380
29

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$15,000,000		University of California	1.910%	05/15/21	$14,856,450
3,000,000		University of California	2.020	05/15/22	2,946,300
3,000,000		University of California	2.220	05/15/23	2,906,520
2,000,000		University of California	2.439	05/15/24	1,933,540
2,000,000		University of California	2.589	05/15/25	1,932,140
6,635,000		University of California	3.552	05/15/39	6,149,650
		TOTAL MUNICIPAL BONDS			184,158,294

U.S. TREASURY SECURITIES - 9.2%
2,560,000		United States Treasury Bond	5.250	11/15/28	3,253,678
5,000,000		United States Treasury Bond	4.500	02/15/36	6,315,420
2,250,000		United States Treasury Bond	4.750	02/15/37	2,923,349
61,050,000		United States Treasury Bond	3.500	02/15/39	66,640,104
16,015,000		United States Treasury Bond	3.875	08/15/40	18,353,510
18,380,000		United States Treasury Bond	2.500	05/15/46	16,293,337
24,195,000		United States Treasury Bond	2.250	08/15/46	20,291,645
68,450,000		United States Treasury Bond	2.875	11/15/46	65,923,853
5,200,000		United States Treasury Note	0.875	05/31/18	5,189,272
19,000,000		United States Treasury Note	0.750	07/31/18	18,895,690
19,000,000		United States Treasury Note	0.750	08/31/18	18,879,806
3,115,000		United States Treasury Note	0.750	10/31/18	3,092,027
4,375,000		United States Treasury Note	1.000	11/30/18	4,360,086
1,810,000		United States Treasury Note	0.875	09/15/19	1,785,547
310,000		United States Treasury Note	2.125	01/31/21	313,868
1,775,000		United States Treasury Note	1.375	05/31/21	1,738,126
715,000		United States Treasury Note	2.000	05/31/21	718,738
280,000		United States Treasury Note	2.000	08/31/21	280,850
1,645,000		United States Treasury Note	1.750	11/30/21	1,631,093
885,000		United States Treasury Note	1.750	03/31/22	872,294
1,900,000		United States Treasury Note	1.750	04/30/22	1,871,661
1,930,000		United States Treasury Note	2.125	06/30/22	1,934,703
1,077,000		United States Treasury Note	1.875	08/31/22	1,063,291
510,000		United States Treasury Note	1.375	06/30/23	483,873
33,890,000		United States Treasury Note	1.250	07/31/23	31,865,140
4,200,000		United States Treasury Note	1.375	08/31/23	3,974,447
4,620,000		United States Treasury Note	1.375	09/30/23	4,369,688
12,000,000		United States Treasury Note	2.125	11/30/23	11,905,692
40,625,000		United States Treasury Note	2.000	11/15/26	39,023,969
		TOTAL U.S. TREASURY SECURITIES			354,244,757

		TOTAL GOVERNMENT BONDS			1,372,594,910
		(Cost $1,391,792,676)

STRUCTURED ASSETS - 20.7%

ASSET BACKED - 7.1%
208,954	i	ACE Securities Corp Home Equity Loan Trust	1.491	08/25/35	207,249
		Series - 2005 HE5 (Class M2)
2,125,000		Ally Auto Receivables Trust	1.720	04/15/21	2,116,633
		Series - 2016 3 (Class A4)
4,448,562		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	4,451,240
		Series - 2013 1 (Class C)
8,207,000		AmeriCredit Automobile Receivables Trust	3.000	07/08/19	8,297,364
		Series - 2013 3 (Class D)
30

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000		AmeriCredit Automobile Receivables Trust	1.460%	05/10/21	$1,492,234
		Series - 2016 3 (Class A3)
5,250,000		AmeriCredit Automobile Receivables Trust	1.530	07/08/21	5,213,275
		Series - 2016 4 (Class A3)
1,845,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	1,869,314
		Series - 2015 3 (Class D)
5,500,000		AmeriCredit Automobile Receivables Trust	2.740	12/08/22	5,400,862
		Series - 2016 4 (Class D)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
112,630	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	112,692
		Series - 2005 HE7 (Class M2)
333,333	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	334,230
		Series - 2011 5A (Class B)
9,800,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	9,837,639
		Series - 2012 3A (Class B)
6,000,000		BMW Vehicle Lease Trust	1.430	09/20/19	6,001,382
		Series - 2016 2 (Class A3)
5,000,000		Cabela’s Credit Card Master Note Trust	1.780	06/15/22	4,983,871
		Series - 2016 1 (Class A1)
5,000,000		Capital Auto Receivables Asset Trust	1.620	03/20/19	5,008,959
		Series - 2015 4 (Class A2)
1,000,000		Capital Auto Receivables Asset Trust	1.460	06/22/20	995,748
		Series - 2016 2 (Class A3)
2,750,000		Capital Auto Receivables Asset Trust	1.540	08/20/20	2,740,286
		Series - 2016 3 (Class A3)
1,500,000		Capital Auto Receivables Asset Trust	1.630	01/20/21	1,483,437
		Series - 2016 2 (Class A4)
2,250,000		Capital Auto Receivables Asset Trust	1.690	03/20/21	2,229,947
		Series - 2016 3 (Class A4)
11,180,987	g	Capital Automotive REIT	4.700	07/15/42	11,246,790
		Series - 2012 1A (Class A)
6,000,000	g	Capital Automotive REIT	3.660	10/15/44	5,823,781
		Series - 2014 1A (Class A)
1,500,000		Carmax Auto Owner Trust	1.390	05/17/21	1,489,675
		Series - 2016 3 (Class A3)
1,500,000		Carmax Auto Owner Trust	1.600	01/18/22	1,478,297
		Series - 2016 3 (Class A4)
13,257,808	g,i	CBRE Realty Finance	1.168	04/07/52	4,919,165
		Series - 2007 1A (Class A2)
1,144,414	i,m	CCR, Inc	1.109	07/10/17	1,140,638
		Series - 2010 CX (Class C)
147,102	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	146,678
		Series - 2002 1 (Class AF6)
2,250,000		CNH Equipment Trust	1.630	08/15/21	2,240,190
		Series - 2016 B (Class A3)
3,500,000		CNH Equipment Trust	1.440	12/15/21	3,464,109
		Series - 2016 C (Class A3)
2,250,000	g	DaimlerChrysler Capital Auto Receivables Trust	1.640	07/15/21	2,231,573
		Series - 2016 BA (Class A3)
10,611,000	g	DB Master Finance LLC	3.262	02/20/45	10,624,911
		Series - 2015 1A (Class A2I)
31

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$10,110,000	g,i	DB/UBS Mortgage Trust	5.685%	11/10/46	$11,147,624
		Series - 2011 LC1A (Class C)
12,524,640	g	Domino’s Pizza Master Issuer LLC	5.216	01/25/42	12,774,669
		Series - 2012 1A (Class A2)
2,970,000	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	2,939,112
		Series - 2015 1A (Class A2I)
891,000	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	874,807
		Series - 2015 1A (Class A2II)
6,500,000	g	Ford Credit Auto Owner Trust	2.310	08/15/27	6,481,191
		Series - 2016 1 (Class A)
7,500,000	g	Ford Credit Auto Owner Trust	2.030	12/15/27	7,368,559
		Series - 2016 2 (Class A)
2,000,000		Ford Credit Floorplan Master Owner Trust	1.550	07/15/21	1,978,586
		Series - 2016 3 (Class A1)
2,000,000		Ford Credit Floorplan Master Owner Trust	2.390	08/15/22	2,012,944
		Series - 2015 5 (Class A)
5,500,000		GM Financial Automobile Leasing Trust	1.620	09/20/19	5,493,990
		Series - 2016 2 (Class A3)
3,500,000		GM Financial Automobile Leasing Trust	1.610	12/20/19	3,488,990
		Series - 2016 3 (Class A3)
1,500,000	g	GMF Floorplan Owner Revolving Trust	1.960	05/17/21	1,494,697
		Series - 2016 1 (Class A1)
3,697,584		GS Mortgage Securities Trust	1.478	05/10/49	3,651,581
		Series - 2016 GS2 (Class A1)
1,000,000	g	Hertz Vehicle Financing LLC	4.960	03/25/18	1,002,519
		Series - 2011 1A (Class B2)
4,500,000	g	Hertz Vehicle Financing LLC	1.830	08/25/19	4,468,153
		Series - 2013 1A (Class A2)
2,625,000	g	Hertz Vehicle Financing LLC	2.270	07/25/20	2,598,474
		Series - 2016 3A (Class A)
3,000,000		John Deere Owner Trust	1.250	06/15/20	2,985,188
		Series - 2016 B (Class A3)
628,723	i	Lehman XS Trust	1.006	02/25/36	601,041
		Series - 2006 1 (Class 1A1)
1,742,262	i	Lehman XS Trust	6.500	06/25/46	1,365,353
		Series - 2006 13 (Class 2A1)
3,000,000	g,i	Navistar Financial Dealer Note Master Owner Trust II	2.106	09/27/21	3,008,044
		Series - 2016 1 (Class A)
5,000,000		Nissan Auto Lease Trust	1.490	03/15/19	5,002,941
		Series - 2016 A (Class A3)
656,923	g	OneMain Direct Auto Receivables Trust	2.040	01/15/21	658,010
		Series - 2016 1A (Class A)
681,847	g	Orange Lake Timeshare Trust	3.030	07/09/29	679,544
		Series - 2014 AA (Class B)
4,172	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.701	09/25/34	4,174
		Series - 2004 WHQ1 (Class M1)
388,520	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.536	01/25/36	387,225
		Series - 2005 WCH1 (Class M2)
18,219	i	Residential Asset Securities Corp	6.489	10/25/30	18,593
		Series - 2001 KS2 (Class AI6)
173,023	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	180,783
		Series - 2006 HI1 (Class M2)
32

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,000,000	g,i	Sanders Re Ltd	4.497%	05/05/17	$2,999,100
		Series - 2013 144A (Class )
1,000,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	1,003,925
		Series - 2013 2013-1 (Class D)
2,500,000		Santander Drive Auto Receivables Trust	1.560	05/15/20	2,497,720
		Series - 2016 2 (Class A3)
800,000		Santander Drive Auto Receivables Trust	1.960	05/15/20	801,769
		Series - 2015 5 (Class B)
8,000,000		Santander Drive Auto Receivables Trust	1.500	08/17/20	7,963,603
		Series - 2016 3 (Class A3)
800,000		Santander Drive Auto Receivables Trust	2.740	12/15/21	806,157
		Series - 2015 5 (Class C)
6,000,000		Santander Drive Auto Receivables Trust	2.800	08/15/22	5,916,875
		Series - 2016 3 (Class D)
5,000,000	g,i	Shackleton II CLO Ltd	2.064	10/20/23	4,999,736
		Series - 2012 2A (Class A1R)
2,500,000	g	Shackleton II CLO Ltd	3.010	10/20/23	2,499,774
		Series - 2012 2A (Class B2R)
437,430	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	438,165
		Series - 2012 2A (Class B)
2,806,898	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	2,792,995
		Series - 2013 1A (Class A)
679,565	g	Sierra Receivables Funding Co LLC	2.390	11/20/29	678,677
		Series - 2013 1A (Class B)
5,553,309	g	Sierra Receivables Funding Co LLC	3.050	03/22/32	5,590,078
		Series - 2015 1A (Class B)
2,312,835	g	Sierra Timeshare Receivables Funding LLC	2.330	07/20/33	2,270,244
		Series - 2016 2A (Class A)
5,948,962	g	Sierra Timeshare Receivables Funding LLC	2.430	10/20/33	5,845,261
		Series - 2016 3A (Class A)
3,660,900	g	Sierra Timeshare Receivables Funding LLC	2.630	10/20/33	3,597,679
		Series - 2016 3A (Class B)
4,077,872	g	SoFi Professional Loan Program LLC	1.530	04/25/33	4,072,401
		Series - 2016 D (Class A2A)
2,502,029	g	SolarCity LMC	4.800	11/20/38	2,347,697
		Series - 2013 1 (Class A)
2,117,124	g	SolarCity LMC	4.020	07/20/44	1,994,728
		Series - 2014 2 (Class A)
4,000,439	g	SpringCastle America Funding LLC	3.050	04/25/29	4,020,441
		Series - 2016 AA (Class A)
166,542	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.976	10/25/36	166,338
		Series - 2006 GEL4 (Class A2)
2,500,000		Synchrony Credit Card Master Note Trust	2.210	05/15/24	2,483,933
		Series - 2016 2 (Class A)
2,992,500	g	Taco Bell Funding LLC	3.832	05/25/46	3,003,348
		Series - 2016 1A (Class A2I)
1,500,000	g	Verizon Owner Trust	1.420	01/20/21	1,489,188
		Series - 2016 1A (Class A)
5,800,000	g,i	Vitality Re IV Ltd	3.247	01/09/17	5,795,360
		Series - 2013 IV B (Class )
100,032	g,i	Wachovia Loan Trust	1.116	05/25/35	98,411
		Series - 2005 SD1 (Class A)
33

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,431,250	g	Wendys Funding LLC	3.371%	06/15/45	$5,422,973
		Series - 2015 1A (Class A2I)
1,000,000		World Financial Network Credit Card Master Trust	2.030	04/15/25	978,420
		Series - 2016 A (Class A)
		TOTAL ASSET BACKED			272,823,958

OTHER MORTGAGE BACKED - 13.6%
2,064,375	g	7 WTC Depositor LLC Trust	4.082	03/13/31	2,091,613
		Series - 2012 7WTC (Class A)
1,631,364	i	American Home Mortgage Investment Trust	2.758	10/25/34	1,588,043
		Series - 2004 3 (Class 4A)
791,000	i	Banc of America Commercial Mortgage Trust	5.667	05/10/45	787,523
		Series - 2006 2 (Class C)
1,000,000	i	Banc of America Commercial Mortgage Trust	5.772	05/10/45	998,266
		Series - 2006 2 (Class B)
500,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	498,070
		Series - 2007 1 (Class AM)
9,734,728		Banc of America Commercial Mortgage Trust	1.559	07/15/49	9,680,209
		Series - 2016 UB10 (Class A1)
6,250,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	5,760,697
		Series - 2007 4 (Class E)
1,750,000	g,i	Banc of America Commercial Mortgage Trust	6.000	02/10/51	1,707,249
		Series - 2007 4 (Class D)
1,378,000	i	Bear Stearns Commercial Mortgage Securities	5.711	06/11/40	1,383,509
		Series - 2007 PW16 (Class AJ)
1,000,000	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.297	02/11/41	956,838
		Series - 2005 PWR7 (Class E)
1,000,000	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.700	11/11/41	1,023,475
		Series - 2004 PWR6 (Class G)
1,154,000	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.759	02/13/42	1,172,587
		Series - 2005 T18 (Class F)
9,826,000	i	Bear Stearns Commercial Mortgage Securities Trust	5.920	09/11/42	9,894,273
		Series - 2007 T28 (Class AJ)
700,000	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.387	02/13/46	705,896
		Series - 2004 T16 (Class G)
1,552,664	i	CHL Mortgage Pass-Through Trust	3.156	02/20/35	1,556,242
		Series - 2004 HYB9 (Class 1A1)
18,862	i	Citigroup Commercial Mortgage Trust	5.713	12/10/49	18,851
		Series - 2007 C6 (Class ASB)
4,869,834	g,i	Citigroup Mortgage Loan Trust	0.764	05/25/37	4,698,958
		Series - 2015 8 (Class 1A1)
32,439,400	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	32,867,525
		Series - 2007 C3 (Class AM)
12,750,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	12,894,627
		Series - 2007 C3 (Class AJ)
2,095,000		COMM Mortgage Trust	3.040	02/10/48	2,135,486
		Series - 2015 LC19 (Class ASB)
8,028,000	g,i	COMM Mortgage Trust	5.812	12/10/49	7,694,999
		Series - 2007 C9 (Class G)
3,365,000	i	COMM Mortgage Trust	5.812	12/10/49	3,385,142
		Series - 2007 C9 (Class C)
11,602,165	i	Connecticut Avenue Securities	2.906	09/25/28	11,722,797
		Series - 2016 C02 (Class 1M1)
34

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$6,029,079	i	Connecticut Avenue Securities	2.756%	10/25/28	$6,110,715
		Series - 2016 C03 (Class 1M1)
17,494,319	i	Connecticut Avenue Securities	2.106	01/25/29	17,533,868
		Series - 2016 C05 (Class 2M1)
15,617,937	i	Connecticut Avenue Securities	2.206	01/25/29	15,717,305
		Series - 2016 C04 (Class 1M1)
8,914,827	i	Connecticut Avenue Securities	2.056	04/25/29	8,932,491
		Series - 2016 C06 (Class 1M1)
5,000,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	5,010,446
		Series - 2007 C4 (Class A1AJ)
6,000,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	6,013,258
		Series - 2007 C4 (Class AJ)
5,250,000	i	Credit Suisse Commercial Mortgage Trust	5.953	09/15/39	5,341,631
		Series - 2007 C4 (Class A1AM)
5,000,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	4,979,706
		Series - 2007 C2 (Class AJ)
150,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	149,733
		Series - 2005 C5 (Class F)
85,381,855	i	CSAIL 2015-C3 Commercial Mortgage Trust	0.875	08/15/48	4,164,449
		Series - 2015 C3 (Class XA)
5,500,000		CSAIL Commercial Mortgage Trust	3.314	11/15/49	5,544,027
		Series - 2016 C7 (Class ASB)
1,500,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	1,500,756
		Series - 2007 C1 (Class AM)
7,000,000	g	GRACE Mortgage Trust	3.369	06/10/28	7,254,691
		Series - 2014 GRCE (Class A)
23,805,000	i	Greenwich Capital Commercial Funding Corp	5.867	12/10/49	24,327,772
		Series - 2007 GG11 (Class AM)
3,000,000	g,i	Hudson Yards Mortgage Trust	2.977	08/10/38	2,876,132
		Series - 2016 10HY (Class B)
3,500,000	g,i	Hudson Yards Mortgage Trust	2.977	08/10/38	3,287,653
		Series - 2016 10HY (Class C)
316,527	i	Impac CMB Trust	1.416	03/25/35	290,493
		Series - 2004 11 (Class 2A1)
339,168	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	338,906
		Series - 2005 LDP2 (Class C)
6,950,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.619	02/15/46	7,321,188
		Series - 2011 C3 (Class D)
2,035,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	2,081,847
		Series - 2007 LD12 (Class AM)
649,886	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	650,961
		Series - 2006 C4 (Class B)
882,083	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	881,760
		Series - 2006 C3 (Class C)
2,000,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	1,996,530
		Series - 2007 C1 (Class C)
7,500,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	7,466,170
		Series - 2007 C1 (Class D)
1,995,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	2,047,425
		Series - 2007 C6 (Class AM)
3,601,816	g,i	LVII Resecuritization Trust	3.417	07/25/47	3,610,821
		Series - 2015 A (Class A)
580,000	i	Merrill Lynch Mortgage Trust	6.263	02/12/51	592,885
		Series - 0 C1 (Class AJA)
35

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,320,411	g,i	ML-CFC Commercial Mortgage Trust	0.875%	08/12/48	$2,302,366
		Series - 2007 5 (Class AMFL)
7,854,300	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	7,899,930
		Series - 2007 6 (Class AM)
140,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.069	02/15/48	141,856
		Series - 2015 C20 (Class ASB)
205,293	g,i	Morgan Stanley Capital I Trust	6.076	08/12/41	204,940
		Series - 2006 T23 (Class B)
2,680,708	i	Morgan Stanley Capital I Trust	5.389	11/12/41	2,683,898
		Series - 2006 HQ10 (Class AJ)
73,407	i	Morgan Stanley Capital I Trust	5.793	07/12/44	73,359
		Series - 2006 HQ9 (Class AJ)
1,821,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	1,819,264
		Series - 2006 HQ9 (Class B)
3,206,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	3,200,310
		Series - 2006 HQ9 (Class C)
9,033,000	i	Morgan Stanley Capital I Trust	5.861	04/12/49	8,962,356
		Series - 2007 HQ12 (Class C)
9,350,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	8,627,148
		Series - 2007 IQ15 (Class AJ)
4,000,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	4,055,100
		Series - 2007 IQ15 (Class AM)
13,000,000		Morgan Stanley Capital I Trust	2.606	08/15/49	12,660,278
		Series - 2016 UB11 (Class ASB)
4,907,000	i	Morgan Stanley Capital I Trust	6.115	12/12/49	4,496,236
		Series - 2007 IQ16 (Class AJ)
3,000,000	g,i	Morgan Stanley Capital I Trust	5.325	10/12/52	2,998,948
		Series - 2006 T21 (Class B)
2,375,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.956	09/25/24	2,424,765
		Series - 2014 HQ2 (Class M2)
616,138	i	Structured Agency Credit Risk Debt Note (STACR)	3.156	01/25/25	618,611
		Series - 2015 DN1 (Class M2)
7,680,288	i	Structured Agency Credit Risk Debt Note (STACR)	2.956	03/25/25	7,747,838
		Series - 2015 HQ1 (Class M2)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	4.556	03/25/25	1,852,490
		Series - 2015 HQ1 (Class M3)
887,062	i	Structured Agency Credit Risk Debt Note (STACR)	1.856	05/25/25	888,517
		Series - 2015 HQ2 (Class M1)
3,475,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.706	05/25/25	3,526,904
		Series - 2015 HQ2 (Class M2)
1,707,758	i	Structured Agency Credit Risk Debt Note (STACR)	2.206	07/25/28	1,714,026
		Series - 2016 DNA1 (Class M1)
12,061,053	i	Structured Agency Credit Risk Debt Note (STACR)	2.006	10/25/28	12,075,693
		Series - 2016 DNA2 (Class M1)
4,250,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.956	10/25/28	4,303,625
		Series - 2016 DNA2 (Class M2)
20,999,872	i	Structured Agency Credit Risk Debt Note (STACR)	1.856	12/25/28	21,047,067
		Series - 2016 DNA3 (Class M1)
8,810,100	i	Structured Agency Credit Risk Debt Note (STACR)	1.556	03/25/29	8,806,849
		Series - 2016 DNA4 (Class M1)
2,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.056	03/25/29	2,744,771
		Series - 2016 DNA4 (Class M2)
36

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,800,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.907%	12/15/43	$5,770,079
		Series - 2007 C30 (Class AMFL)
22,235,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	22,240,003
		Series - 2007 C30 (Class AM)
1,715,646	i	Wachovia Bank Commercial Mortgage Trust	5.594	01/15/45	1,672,463
		Series - 2006 C23 (Class F)
12,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.825	07/15/45	12,147,600
		Series - 2006 C27 (Class AJ)
230,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	235,355
		Series - 2007 C34 (Class AM)
23,750,038	i	Wachovia Bank Commercial Mortgage Trust	5.942	05/15/46	23,804,896
		Series - 2007 C34 (Class AJ)
3,195,000	i	Wachovia Bank Commercial Mortgage Trust	6.020	05/15/46	2,540,344
		Series - 2007 C34 (Class F)
2,000,000	i	Wachovia Bank Commercial Mortgage Trust	6.214	05/15/46	1,989,130
		Series - 2007 C34 (Class B)
1,700,000	i	Wachovia Bank Commercial Mortgage Trust	6.219	05/15/46	1,684,031
		Series - 2007 C34 (Class C)
3,515,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	3,537,220
		Series - 2007 C31 (Class AM)
1,725,000	i	Wachovia Bank Commercial Mortgage Trust	5.652	04/15/47	1,679,555
		Series - 2007 C31 (Class C)
22,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	22,203,964
		Series - 2007 C32 (Class AMFX)
1,335,000	g,i	Wachovia Bank Commercial Mortgage Trust	5.715	06/15/49	267,000
		Series - 2007 C32 (Class J)
4,140,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	3,972,266
		Series - 2007 C32 (Class B)
23,475,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	22,736,934
		Series - 2007 C32 (Class AJ)
2,530,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	2,560,283
		Series - 2007 C33 (Class AM)
2,000,000		Wells Fargo Commercial Mortgage Trust	2.827	11/15/49	1,967,247
		Series - 2016 NXS6 (Class ASB)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.185	03/15/59	2,021,924
		Series - 2016 C33 (Class ASB)
2,000,000		Wells Fargo Commercial Mortgage Trust	2.933	11/15/59	1,984,618
		Series - 2016 C36 (Class ASB)
		TOTAL OTHER MORTGAGE BACKED			524,138,551

		TOTAL STRUCTURED ASSETS			796,962,509
		(Cost $802,354,917)

		TOTAL BONDS			3,593,848,064
		(Cost $3,628,621,617)

SHARES		COMPANY
COMMON STOCKS - 0.0%

ENERGY - 0.0%
1,047	*	Pacific Exploration and Production Corp			45,798
		TOTAL ENERGY			45,798
		TOTAL COMMON STOCKS			45,798
		(Cost $202,899)
37

TIAA-CREF FUNDS - Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 11.8%

GOVERNMENT AGENCY DEBT - 0.3%
$10,000,000	Federal Home Loan Bank (FHLB)	0.470%	01/24/17	$9,997,780
	TOTAL GOVERNMENT AGENCY DEBT			9,997,780

TREASURY DEBT - 11.5%
39,600,000	United States Treasury Bill	0.305-0.336	01/05/17	39,599,208
50,000,000	United States Treasury Bill	0.282	02/02/17	49,982,400
36,300,000	United States Treasury Bill	0.305-0.331	02/09/17	36,283,302
27,900,000	United States Treasury Bill	0.321	02/16/17	27,884,990
79,400,000	United States Treasury Bill	0.353-0.466	03/02/17	79,338,068
50,000,000	United States Treasury Bill	0.466	03/09/17	49,956,700
26,300,000	United States Treasury Bill	0.392	03/23/17	26,271,149
35,000,000	United States Treasury Bill	0.516	03/30/17	34,958,280
25,000,000	United States Treasury Bill	0.463	04/06/17	24,965,975
25,000,000	United States Treasury Bill	0.524	04/13/17	24,962,425
25,000,000	United States Treasury Bill	0.531	04/20/17	24,959,775
25,000,000	United States Treasury Bill	0.547	04/27/17	24,956,650
	TOTAL TREASURY DEBT			444,118,922

	TOTAL SHORT-TERM INVESTMENTS			454,116,702
	(Cost $454,144,966)

	TOTAL INVESTMENTS - 106.6%			4,106,420,455
	(Cost $4,140,809,688)
	OTHER ASSETS & LIABILITIES, NET - (6.6)%			(252,975,390)
	NET ASSETS - 100.0%			$3,853,445,065

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2016, the aggregate value of these securities was $618,701,441 or 16.1% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond
q	In default
38

TIAA-CREF FUNDS - Bond Index Fund

TIAA-CREF FUNDS

BOND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2016

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
BONDS - 99.4%

CORPORATE BONDS - 25.9%

AUTOMOBILES & COMPONENTS - 0.2%
$50,000	BorgWarner, Inc	4.625%	09/15/20	$52,638
200,000	BorgWarner, Inc	3.375	03/15/25	196,331
200,000	BorgWarner, Inc	4.375	03/15/45	191,859
100,000	Delphi Automotive plc	3.150	11/19/20	101,524
250,000	Delphi Automotive plc	4.250	01/15/26	258,487
100,000	Delphi Automotive plc	4.400	10/01/46	91,698
100,000	Delphi Corp	4.150	03/15/24	102,959
425,000	Ford Motor Co	4.346	12/08/26	428,847
500,000	Ford Motor Co	7.450	07/16/31	626,435
1,050,000	Ford Motor Co	4.750	01/15/43	995,081
750,000	Ford Motor Co	5.291	12/08/46	758,336
500,000	General Motors Co	6.600	04/01/36	570,707
1,250,000	General Motors Co	6.250	10/02/43	1,379,521
350,000	General Motors Co	6.750	04/01/46	409,741
175,000	Harley-Davidson, Inc	3.500	07/28/25	174,979
200,000	Harley-Davidson, Inc	4.625	07/28/45	197,178
750,000	Honeywell International, Inc	1.400	10/30/19	742,700
750,000	Honeywell International, Inc	1.850	11/01/21	732,205
500,000	Honeywell International, Inc	3.350	12/01/23	513,599
1,000,000	Honeywell International, Inc	2.500	11/01/26	947,045
282,000	Honeywell International, Inc	5.700	03/15/37	346,866
800,000	Lear Corp	4.750	01/15/23	816,000
300,000	Magna International, Inc	3.625	06/15/24	301,572
100,000	Magna International, Inc	4.150	10/01/25	103,466
	TOTAL AUTOMOBILES & COMPONENTS			11,039,774

BANKS - 3.9%
200,000	Associated Banc-Corp	2.750	11/15/19	200,419
250,000	Australia & New Zealand Banking Group Ltd	1.875	10/06/17	250,986
750,000	Australia & New Zealand Banking Group Ltd	1.500	01/16/18	749,395
500,000	Australia & New Zealand Banking Group Ltd	1.450	05/15/18	497,660
300,000	Australia & New Zealand Banking Group Ltd	2.000	11/16/18	300,657
400,000	Australia & New Zealand Banking Group Ltd	1.600	07/15/19	394,690
500,000	Australia & New Zealand Banking Group Ltd	2.050	09/23/19	497,744
300,000	Australia & New Zealand Banking Group Ltd	2.700	11/16/20	301,024
750,000	Australia & New Zealand Banking Group Ltd	2.300	06/01/21	737,698
500,000	Australia & New Zealand Banking Group Ltd	2.550	11/23/21	495,496
200,000	Australia & New Zealand Banking Group Ltd	3.700	11/16/25	207,350
350,000	Banco Bilbao Vizcaya Argentaria S.A.	3.000	10/20/20	351,503
200,000	Bancolombia S.A.	5.950	06/03/21	217,060
2,900,000	Bank of America Corp	2.000	01/11/18	2,906,467
500,000	Bank of America Corp	1.950	05/12/18	500,629
2,525,000	Bank of America Corp	2.600	01/15/19	2,545,690
39

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$2,750,000	Bank of America Corp	2.650%	04/01/19	$2,777,978
1,000,000	Bank of America Corp	2.625	10/19/20	999,803
200,000	Bank of America Corp	2.151	11/09/20	197,271
2,300,000	Bank of America Corp	5.875	01/05/21	2,558,794
1,750,000	Bank of America Corp	2.625	04/19/21	1,736,493
750,000	Bank of America Corp	2.503	10/21/22	724,516
2,225,000	Bank of America Corp	3.300	01/11/23	2,230,222
2,000,000	Bank of America Corp	4.125	01/22/24	2,076,186
750,000	Bank of America Corp	4.000	04/01/24	772,619
1,475,000	Bank of America Corp	4.200	08/26/24	1,500,807
750,000	Bank of America Corp	4.000	01/22/25	750,007
550,000	Bank of America Corp	3.950	04/21/25	546,819
2,000,000	Bank of America Corp	3.875	08/01/25	2,030,968
750,000	Bank of America Corp	4.450	03/03/26	771,845
1,000,000	Bank of America Corp	3.500	04/19/26	985,258
400,000	Bank of America Corp	4.250	10/22/26	404,254
750,000	Bank of America Corp	3.248	10/21/27	714,852
1,000,000	Bank of America Corp	4.183	11/25/27	999,109
1,500,000	Bank of America Corp	5.000	01/21/44	1,639,521
500,000	Bank of America Corp	4.875	04/01/44	541,492
500,000	Bank of America NA	1.650	03/26/18	500,400
500,000	Bank of America NA	1.750	06/05/18	499,902
700,000	Bank of America NA	2.050	12/07/18	703,604
400,000	Bank of Montreal	1.450	04/09/18	399,001
300,000	Bank of Montreal	1.400	04/10/18	299,184
500,000	Bank of Montreal	1.800	07/31/18	500,229
1,000,000	Bank of Montreal	1.350	08/28/18	995,082
425,000	Bank of Montreal	2.100	12/12/19	424,738
1,000,000	Bank of Montreal	1.900	08/27/21	969,323
400,000	Bank of Montreal	2.550	11/06/22	394,666
150,000	Bank of Nova Scotia	2.550	01/12/17	150,040
500,000	Bank of Nova Scotia	1.250	04/11/17	500,153
350,000	Bank of Nova Scotia	1.450	04/25/18	348,955
500,000	Bank of Nova Scotia	1.700	06/11/18	500,098
500,000	Bank of Nova Scotia	2.050	10/30/18	501,910
300,000	Bank of Nova Scotia	1.950	01/15/19	300,184
700,000	Bank of Nova Scotia	1.650	06/14/19	693,290
1,000,000	Bank of Nova Scotia	2.125	09/11/19	1,004,628
500,000	Bank of Nova Scotia	2.350	10/21/20	497,822
200,000	Bank of Nova Scotia	4.375	01/13/21	213,865
300,000	Bank of Nova Scotia	2.450	03/22/21	298,515
1,000,000	Bank of Nova Scotia	1.875	04/26/21	975,580
300,000	Bank of Nova Scotia	2.800	07/21/21	301,996
500,000	Bank of Nova Scotia	4.500	12/16/25	512,955
1,000,000	Barclays plc	2.000	03/16/18	997,853
500,000	Barclays plc	2.875	06/08/20	495,510
600,000	Barclays plc	3.250	01/12/21	600,178
1,500,000	Barclays plc	3.200	08/10/21	1,481,295
725,000	Barclays plc	3.650	03/16/25	700,139
600,000	Barclays plc	4.375	01/12/26	606,562
1,500,000	Barclays plc	5.200	05/12/26	1,522,006
500,000	Barclays plc	5.250	08/17/45	533,287
200,000	BB&T Corp	1.000	04/03/17	199,945
40

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$70,000	BB&T Corp	4.900%	06/30/17	$71,094
500,000	BB&T Corp	1.350	10/01/17	499,497
200,000	BB&T Corp	2.050	06/19/18	201,004
500,000	BB&T Corp	2.250	02/01/19	503,720
400,000	BB&T Corp	6.850	04/30/19	443,154
300,000	BB&T Corp	2.625	06/29/20	302,176
300,000	BB&T Corp	2.850	04/01/21	304,339
500,000	BB&T Corp	2.050	05/10/21	490,291
200,000	BB&T Corp	3.950	03/22/22	209,312
500,000	BB&T Corp	3.800	10/30/26	513,056
300,000	BPCE S.A.	1.625	01/26/18	299,256
500,000	BPCE S.A.	2.500	12/10/18	504,283
300,000	BPCE S.A.	2.500	07/15/19	301,474
500,000	BPCE S.A.	2.250	01/27/20	495,847
300,000	BPCE S.A.	2.650	02/03/21	299,307
400,000	BPCE S.A.	2.750	12/02/21	395,277
500,000	BPCE S.A.	4.000	04/15/24	518,334
300,000	BPCE S.A.	3.375	12/02/26	293,039
500,000	Branch Banking & Trust Co	1.450	05/10/19	494,231
250,000	Branch Banking & Trust Co	3.625	09/16/25	253,833
300,000	Canadian Imperial Bank of Commerce	1.550	01/23/18	300,052
500,000	Canadian Imperial Bank of Commerce	1.600	09/06/19	494,785
300,000	Capital One Bank USA NA	1.650	02/05/18	299,382
250,000	Capital One Bank USA NA	1.500	03/22/18	248,859
400,000	Capital One Bank USA NA	2.150	11/21/18	400,940
300,000	Capital One Bank USA NA	2.250	02/13/19	301,234
300,000	Capital One Bank USA NA	2.300	06/05/19	300,611
800,000	Capital One Bank USA NA	2.400	09/05/19	801,423
500,000	Capital One Bank USA NA	2.950	07/23/21	501,407
972,000	Capital One Bank USA NA	3.375	02/15/23	961,913
500,000	Capital One NA	2.350	08/17/18	502,789
500,000	Capital One NA	1.850	09/13/19	494,087
1,000,000	Capital One NA	2.250	09/13/21	974,789
500,000	Citigroup, Inc	1.850	11/24/17	500,914
500,000	Citigroup, Inc	1.800	02/05/18	499,851
1,000,000	Citigroup, Inc	1.700	04/27/18	997,654
750,000	Citigroup, Inc	1.750	05/01/18	748,295
500,000	Citigroup, Inc	2.150	07/30/18	501,569
300,000	Citigroup, Inc	2.500	09/26/18	302,813
500,000	Citigroup, Inc	2.050	12/07/18	499,840
500,000	Citigroup, Inc	2.550	04/08/19	503,874
1,000,000	Citigroup, Inc	2.050	06/07/19	995,808
2,250,000	Citigroup, Inc	2.700	03/30/21	2,242,942
750,000	Citigroup, Inc	2.350	08/02/21	732,974
750,000	Citigroup, Inc	2.900	12/08/21	747,247
2,700,000	Citigroup, Inc	4.500	01/14/22	2,875,902
2,600,000	Citigroup, Inc	3.500	05/15/23	2,588,932
500,000	Citigroup, Inc	4.000	08/05/24	503,276
750,000	Citigroup, Inc	3.875	03/26/25	744,100
1,000,000	Citigroup, Inc	3.300	04/27/25	978,436
525,000	Citigroup, Inc	4.400	06/10/25	536,414
1,000,000	Citigroup, Inc	3.700	01/12/26	993,471
41

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$750,000	Citigroup, Inc	4.600%	03/09/26	$774,131
1,000,000	Citigroup, Inc	3.400	05/01/26	970,261
1,000,000	Citigroup, Inc	3.200	10/21/26	954,775
1,100,000	Citigroup, Inc	4.300	11/20/26	1,108,668
1,250,000	Citigroup, Inc	4.450	09/29/27	1,270,841
1,000,000	Citigroup, Inc	4.125	07/25/28	986,184
200,000	Citigroup, Inc	5.875	01/30/42	236,542
225,000	Citigroup, Inc	6.675	09/13/43	284,696
525,000	Citigroup, Inc	4.650	07/30/45	552,273
1,000,000	Citigroup, Inc	4.750	05/18/46	999,198
300,000	Citizens Bank NA	2.300	12/03/18	301,478
250,000	Citizens Bank NA	2.500	03/14/19	251,834
300,000	Citizens Bank NA	2.450	12/04/19	300,863
150,000	Citizens Bank NA	2.550	05/13/21	148,949
100,000	Citizens Financial Group, Inc	2.375	07/28/21	97,974
100,000	Citizens Financial Group, Inc	4.350	08/01/25	100,337
300,000	Citizens Financial Group, Inc	4.300	12/03/25	304,339
200,000	Comerica Bank	4.000	07/27/25	199,966
50,000	Comerica, Inc	5.200	08/22/17	51,121
300,000	Comerica, Inc	2.500	06/02/20	299,681
200,000	Comerica, Inc	3.800	07/22/26	196,641
500,000	Commonwealth Bank of Australia	1.750	11/02/18	498,664
750,000	Commonwealth Bank of Australia	2.250	03/13/19	752,602
500,000	Commonwealth Bank of Australia	2.050	03/15/19	499,233
500,000	Commonwealth Bank of Australia	2.300	09/06/19	501,266
500,000	Commonwealth Bank of Australia	2.400	11/02/20	496,437
300,000	Commonwealth Bank of Australia	2.550	03/15/21	298,679
300,000	Compass Bank	2.750	09/29/19	298,228
275,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	274,955
500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/19	502,500
500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/20	499,638
1,500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	1,582,155
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	05/21/25	1,013,288
400,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	462,700
1,100,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	1,192,859
500,000	Cooperatieve Rabobank UA	1.375	08/09/19	491,880
1,000,000	Cooperatieve Rabobank UA	2.500	01/19/21	999,024
350,000	Cooperatieve Rabobank UA	3.750	07/21/26	342,590
200,000	Corpbanca S.A.	3.125	01/15/18	201,970
1,300,000	Deutsche Bank AG	1.875	02/13/18	1,292,386
1,750,000	Deutsche Bank AG	2.500	02/13/19	1,735,345
250,000	Deutsche Bank AG	2.850	05/10/19	248,838
300,000	Deutsche Bank AG.	3.125	01/13/21	294,724
500,000	Deutsche Bank AG.	3.375	05/12/21	494,519
800,000	Deutsche Bank AG.	4.100	01/13/26	786,752
400,000	Discover Bank	2.000	02/21/18	399,878
500,000	Discover Bank	2.600	11/13/18	504,240
215,000	Discover Bank	7.000	04/15/20	238,580
300,000	Discover Bank	3.100	06/04/20	303,391
300,000	Discover Bank	3.200	08/09/21	301,488
400,000	Discover Bank	4.200	08/08/23	416,295
200,000	Discover Bank	4.250	03/13/26	203,463
325,000	Discover Bank	3.450	07/27/26	313,363
42

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Fifth Third Bancorp	2.150%	08/20/18	$503,075
300,000	Fifth Third Bancorp	2.300	03/01/19	302,594
250,000	Fifth Third Bancorp	2.300	03/15/19	251,594
375,000	Fifth Third Bancorp	2.375	04/25/19	377,674
400,000	Fifth Third Bancorp	2.875	07/27/20	404,400
200,000	Fifth Third Bancorp	2.875	10/01/21	202,192
200,000	Fifth Third Bancorp	3.500	03/15/22	204,918
500,000	Fifth Third Bancorp	4.300	01/16/24	513,580
600,000	Fifth Third Bancorp	3.850	03/15/26	602,953
140,000	Fifth Third Bancorp	8.250	03/01/38	194,606
500,000	Fifth Third Bank	1.625	09/27/19	493,787
300,000	Fifth Third Bank	2.250	06/14/21	296,323
200,000	First Horizon National Corp	3.500	12/15/20	201,667
250,000	First Republic Bank	2.375	06/17/19	249,516
175,000	First Republic Bank	4.375	08/01/46	158,729
250,000	First Tennessee Bank NA	2.950	12/01/19	250,500
100,000	FirstMerit Corp	4.350	02/04/23	101,588
250,000	FirstMerit Corp	4.270	11/25/26	253,375
750,000	HSBC Bank USA NA	4.875	08/24/20	794,526
266,000	HSBC Bank USA NA	5.875	11/01/34	309,242
33,000	HSBC Bank USA NA	7.000	01/15/39	43,537
950,000	HSBC Holdings plc	3.400	03/08/21	965,235
400,000	HSBC Holdings plc	2.950	05/25/21	399,499
1,000,000	HSBC Holdings plc	2.650	01/05/22	977,534
150,000	HSBC Holdings plc	4.875	01/14/22	161,776
500,000	HSBC Holdings plc	3.600	05/25/23	502,351
1,350,000	HSBC Holdings plc	4.250	03/14/24	1,370,227
1,000,000	HSBC Holdings plc	4.250	08/18/25	1,007,828
1,225,000	HSBC Holdings plc	4.300	03/08/26	1,268,409
900,000	HSBC Holdings plc	3.900	05/25/26	904,855
250,000	HSBC Holdings plc	4.375	11/23/26	251,490
2,325,000	HSBC Holdings plc	6.500	09/15/37	2,877,885
550,000	HSBC Holdings plc	6.100	01/14/42	682,793
675,000	HSBC Holdings plc	5.250	03/14/44	721,503
750,000	HSBC USA, Inc	2.625	09/24/18	757,542
500,000	HSBC USA, Inc	2.250	06/23/19	499,689
750,000	HSBC USA, Inc	2.375	11/13/19	751,563
2,500,000	HSBC USA, Inc	2.350	03/05/20	2,478,840
750,000	HSBC USA, Inc	2.750	08/07/20	750,943
1,000,000	HSBC USA, Inc	3.500	06/23/24	1,003,034
200,000	Huntington Bancshares, Inc	2.600	08/02/18	201,916
500,000	Huntington Bancshares, Inc	3.150	03/14/21	506,633
500,000	Huntington Bancshares, Inc	2.300	01/14/22	484,455
300,000	Huntington National Bank	1.700	02/26/18	299,827
250,000	Huntington National Bank	2.000	06/30/18	250,068
250,000	Huntington National Bank	2.200	11/06/18	250,660
750,000	Industrial & Commercial Bank of China Ltd	2.351	11/13/17	750,418
300,000	Industrial & Commercial Bank of China Ltd	2.157	11/13/18	300,266
250,000	Industrial & Commercial Bank of China Ltd	3.231	11/13/19	255,873
1,300,000	Industrial & Commercial Bank of China Ltd	2.905	11/13/20	1,293,467
300,000	Industrial & Commercial Bank of China Ltd	2.635	05/26/21	294,444
250,000	Industrial & Commercial Bank of China Ltd	2.452	10/20/21	243,628
43

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$625,000		Intesa Sanpaolo S.p.A	3.875%	01/16/18	$633,237
500,000		Intesa Sanpaolo S.p.A	3.875	01/15/19	508,783
200,000		Intesa Sanpaolo S.p.A	5.250	01/12/24	210,188
335,000		JPMorgan Chase & Co	6.000	01/15/18	349,408
400,000		JPMorgan Chase & Co	1.800	01/25/18	400,396
1,500,000		JPMorgan Chase & Co	1.700	03/01/18	1,499,676
500,000		JPMorgan Chase & Co	1.625	05/15/18	499,285
1,000,000		JPMorgan Chase & Co	2.350	01/28/19	1,007,917
500,000		JPMorgan Chase & Co	1.850	03/22/19	498,230
1,000,000		JPMorgan Chase & Co	2.200	10/22/19	1,003,533
1,750,000		JPMorgan Chase & Co	2.250	01/23/20	1,744,785
180,000		JPMorgan Chase & Co	4.950	03/25/20	193,818
1,350,000		JPMorgan Chase & Co	2.750	06/23/20	1,361,272
700,000		JPMorgan Chase & Co	4.400	07/22/20	743,026
1,820,000		JPMorgan Chase & Co	4.250	10/15/20	1,924,550
1,000,000		JPMorgan Chase & Co	2.550	10/29/20	998,489
2,000,000		JPMorgan Chase & Co	2.550	03/01/21	1,991,790
1,000,000		JPMorgan Chase & Co	2.400	06/07/21	989,931
325,000		JPMorgan Chase & Co	2.295	08/15/21	318,683
1,950,000		JPMorgan Chase & Co	4.350	08/15/21	2,084,232
500,000		JPMorgan Chase & Co	4.500	01/24/22	538,692
3,150,000		JPMorgan Chase & Co	3.250	09/23/22	3,182,029
750,000		JPMorgan Chase & Co	2.972	01/15/23	746,612
2,350,000		JPMorgan Chase & Co	3.200	01/25/23	2,373,780
1,750,000		JPMorgan Chase & Co	3.375	05/01/23	1,741,936
500,000		JPMorgan Chase & Co	2.700	05/18/23	488,649
1,000,000		JPMorgan Chase & Co	3.625	05/13/24	1,015,994
1,500,000		JPMorgan Chase & Co	3.875	09/10/24	1,515,927
600,000		JPMorgan Chase & Co	3.900	07/15/25	616,174
750,000		JPMorgan Chase & Co	3.300	04/01/26	735,855
1,000,000		JPMorgan Chase & Co	3.200	06/15/26	977,311
500,000		JPMorgan Chase & Co	2.950	10/01/26	476,516
1,000,000		JPMorgan Chase & Co	4.125	12/15/26	1,019,143
650,000		JPMorgan Chase & Co	4.250	10/01/27	666,780
500,000		JPMorgan Chase & Co	3.625	12/01/27	484,305
958,000		JPMorgan Chase & Co	5.500	10/15/40	1,129,628
1,000,000		JPMorgan Chase & Co	5.625	08/16/43	1,145,458
1,300,000		JPMorgan Chase & Co	4.950	06/01/45	1,383,521
750,000	i	JPMorgan Chase & Co	6.000	12/30/49	752,812
500,000		JPMorgan Chase Bank NA	1.450	09/21/18	497,719
750,000		JPMorgan Chase Bank NA	1.650	09/23/19	742,190
500,000		KeyBank NA	1.650	02/01/18	500,232
200,000		KeyBank NA	2.350	03/08/19	201,073
500,000		KeyBank NA	1.600	08/22/19	492,928
250,000		KeyBank NA	2.500	12/15/19	252,476
175,000		KeyBank NA	2.250	03/16/20	174,151
500,000		KeyBank NA	2.500	11/22/21	496,324
300,000		KeyBank NA	3.180	05/22/22	302,791
500,000		KeyBank NA	3.300	06/01/25	498,540
300,000		KeyBank NA	3.400	05/20/26	291,234
400,000		KeyCorp	2.300	12/13/18	402,304
200,000		KeyCorp	2.900	09/15/20	202,220
150,000		KeyCorp	5.100	03/24/21	163,896
44

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$300,000		Lloyds Bank plc	2.700%	08/17/20	$301,976
850,000		Lloyds Banking Group plc	3.100	07/06/21	859,801
2,500,000		Lloyds Banking Group plc	4.500	11/04/24	2,534,765
300,000		Lloyds Banking Group plc	4.650	03/24/26	303,455
200,000		Lloyds Banking Group plc	5.300	12/01/45	206,153
200,000		Manufacturers & Traders Trust Co	1.450	03/07/18	199,706
300,000		Manufacturers & Traders Trust Co	2.300	01/30/19	302,109
300,000		Manufacturers & Traders Trust Co	2.250	07/25/19	302,260
150,000		Manufacturers & Traders Trust Co	2.100	02/06/20	149,485
280,000	i	Manufacturers & Traders Trust Co	1.571	12/01/21	274,750
100,000		Manufacturers & Traders Trust Co	2.900	02/06/25	97,302
625,000		Mitsubishi UFJ Financial Group, Inc	2.950	03/01/21	628,649
500,000		Mitsubishi UFJ Financial Group, Inc	2.190	09/13/21	485,772
350,000		Mitsubishi UFJ Financial Group, Inc	2.527	09/13/23	336,557
1,600,000		Mitsubishi UFJ Financial Group, Inc	3.850	03/01/26	1,641,285
300,000		Mitsubishi UFJ Financial Group, Inc	2.757	09/13/26	281,369
750,000		Mizuho Financial Group, Inc	2.273	09/13/21	727,577
750,000		Mizuho Financial Group, Inc	2.839	09/13/26	708,968
200,000		MUFG Americas Holdings Corp	1.625	02/09/18	199,274
500,000		MUFG Americas Holdings Corp	2.250	02/10/20	494,360
200,000		MUFG Americas Holdings Corp	3.000	02/10/25	191,757
350,000		National Australia Bank Ltd	1.875	07/23/18	350,427
300,000		National Australia Bank Ltd	2.300	07/25/18	302,286
300,000		National Australia Bank Ltd	2.000	01/14/19	299,915
500,000		National Australia Bank Ltd	1.375	07/12/19	491,375
350,000		National Australia Bank Ltd	2.625	07/23/20	351,832
300,000		National Australia Bank Ltd	2.625	01/14/21	299,602
500,000		National Australia Bank Ltd	1.875	07/12/21	483,501
200,000		National Australia Bank Ltd	3.000	01/20/23	199,469
300,000		National Australia Bank Ltd	3.375	01/14/26	299,372
500,000		National Australia Bank Ltd	2.500	07/12/26	463,583
500,000		National Bank of Canada	1.450	11/07/17	499,851
400,000		National Bank of Canada	2.100	12/14/18	401,599
350,000		Northern Trust Corp	2.375	08/02/22	345,345
500,000		Northern Trust Corp	3.950	10/30/25	523,635
300,000		People’s United Bank	4.000	07/15/24	295,169
100,000		People’s United Financial, Inc	3.650	12/06/22	100,453
300,000		PNC Bank NA	1.500	10/18/17	300,137
300,000		PNC Bank NA	1.500	02/23/18	299,587
300,000		PNC Bank NA	1.600	06/01/18	299,599
375,000		PNC Bank NA	1.850	07/20/18	375,592
300,000		PNC Bank NA	1.800	11/05/18	300,488
300,000		PNC Bank NA	1.700	12/07/18	299,395
150,000		PNC Bank NA	2.200	01/28/19	150,738
500,000		PNC Bank NA	1.950	03/04/19	500,346
800,000		PNC Bank NA	2.250	07/02/19	804,543
500,000		PNC Bank NA	1.450	07/29/19	492,978
600,000		PNC Bank NA	2.400	10/18/19	605,243
300,000		PNC Bank NA	2.300	06/01/20	299,662
300,000		PNC Bank NA	2.600	07/21/20	302,368
300,000		PNC Bank NA	2.450	11/05/20	300,321
500,000		PNC Bank NA	2.150	04/29/21	492,961
45

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		PNC Bank NA	2.550%	12/09/21	$499,931
750,000		PNC Bank NA	2.700	11/01/22	737,469
500,000		PNC Bank NA	2.950	01/30/23	492,277
300,000		PNC Bank NA	2.950	02/23/25	294,194
550,000		PNC Bank NA	3.250	06/01/25	548,302
150,000	i	PNC Financial Services Group, Inc	2.854	11/09/22	148,448
300,000		PNC Financial Services Group, Inc	3.900	04/29/24	307,178
645,000		PNC Funding Corp	5.125	02/08/20	697,433
50,000		PNC Funding Corp	4.375	08/11/20	53,205
500,000		Rabobank Nederland NV	4.500	01/11/21	536,892
350,000		Rabobank Nederland NV	5.250	05/24/41	406,626
250,000		Regions Bank	2.250	09/14/18	250,777
600,000		Regions Financial Corp	3.200	02/08/21	608,003
500,000		Royal Bank of Canada	1.200	09/19/17	499,329
500,000		Royal Bank of Canada	1.400	10/13/17	499,960
200,000		Royal Bank of Canada	1.500	06/07/18	199,708
500,000		Royal Bank of Canada	2.200	07/27/18	503,253
900,000		Royal Bank of Canada	1.800	07/30/18	902,730
500,000		Royal Bank of Canada	2.000	10/01/18	503,240
750,000		Royal Bank of Canada	2.000	12/10/18	751,905
600,000		Royal Bank of Canada	2.150	03/15/19	602,133
750,000		Royal Bank of Canada	1.625	04/15/19	744,992
300,000		Royal Bank of Canada	1.500	07/29/19	296,074
1,000,000		Royal Bank of Canada	2.200	09/23/19	1,004,899
750,000		Royal Bank of Canada	1.875	02/05/20	745,688
250,000		Royal Bank of Canada	2.150	03/06/20	248,502
500,000		Royal Bank of Canada	2.100	10/14/20	497,445
500,000		Royal Bank of Canada	2.350	10/30/20	498,904
500,000		Royal Bank of Canada	2.500	01/19/21	500,814
750,000		Royal Bank of Canada	2.300	03/22/21	744,750
500,000		Royal Bank of Canada	4.650	01/27/26	531,942
1,000,000		Royal Bank of Scotland Group plc	3.875	09/12/23	959,186
750,000		Royal Bank of Scotland Group plc	4.800	04/05/26	749,832
500,000		Santander Bank NA	2.000	01/12/18	499,736
200,000		Santander Holdings USA, Inc	3.450	08/27/18	202,994
400,000		Santander Holdings USA, Inc	2.700	05/24/19	399,532
250,000		Santander Holdings USA, Inc	2.650	04/17/20	247,617
250,000		Santander Holdings USA, Inc	4.500	07/17/25	248,119
400,000		Santander Issuances SAU	5.179	11/19/25	403,241
300,000		Santander UK Group Holdings plc	2.875	10/16/20	297,113
200,000		Santander UK Group Holdings plc	3.125	01/08/21	199,398
750,000		Santander UK Group Holdings plc	2.875	08/05/21	732,752
500,000		Santander UK plc	3.050	08/23/18	507,805
500,000		Santander UK plc	2.000	08/24/18	499,658
500,000		Santander UK plc	2.500	03/14/19	502,730
500,000		Santander UK plc	2.350	09/10/19	500,085
500,000		Santander UK plc	4.000	03/13/24	519,350
400,000		Skandinaviska Enskilda Banken AB	1.500	09/13/19	393,105
500,000		Skandinaviska Enskilda Banken AB	2.625	03/15/21	500,081
400,000		Skandinaviska Enskilda Banken AB	1.875	09/13/21	386,460
250,000		Societe Generale S.A.	2.750	10/12/17	252,322
400,000		Societe Generale S.A.	2.625	10/01/18	404,958
250,000		Sovereign Bank	8.750	05/30/18	269,032
46

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$300,000		Sumitomo Mitsui Banking Corp	1.500%	01/18/18	$298,463
250,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	251,973
250,000		Sumitomo Mitsui Banking Corp	1.950	07/23/18	249,781
500,000		Sumitomo Mitsui Banking Corp	1.762	10/19/18	497,818
300,000		Sumitomo Mitsui Banking Corp	2.450	01/10/19	301,537
500,000		Sumitomo Mitsui Banking Corp	2.050	01/18/19	498,378
500,000		Sumitomo Mitsui Banking Corp	2.250	07/11/19	499,201
250,000		Sumitomo Mitsui Banking Corp	2.650	07/23/20	249,463
300,000		Sumitomo Mitsui Banking Corp	2.450	10/20/20	296,989
250,000		Sumitomo Mitsui Banking Corp	3.200	07/18/22	251,886
300,000		Sumitomo Mitsui Banking Corp	3.000	01/18/23	296,687
300,000		Sumitomo Mitsui Banking Corp	3.950	01/10/24	312,317
500,000		Sumitomo Mitsui Banking Corp	3.400	07/11/24	502,873
250,000		Sumitomo Mitsui Banking Corp	3.650	07/23/25	254,554
500,000		Sumitomo Mitsui Financial Group, Inc	2.934	03/09/21	502,197
1,250,000		Sumitomo Mitsui Financial Group, Inc	2.058	07/14/21	1,207,881
425,000		Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	417,699
500,000		Sumitomo Mitsui Financial Group, Inc	3.784	03/09/26	510,437
500,000		Sumitomo Mitsui Financial Group, Inc	2.632	07/14/26	463,927
500,000		Sumitomo Mitsui Financial Group, Inc	3.010	10/19/26	477,748
200,000		SunTrust Bank	3.300	05/15/26	192,759
300,000		SunTrust Banks, Inc	7.250	03/15/18	318,186
200,000		SunTrust Banks, Inc	2.350	11/01/18	201,735
300,000		SunTrust Banks, Inc	2.900	03/03/21	303,988
500,000		SunTrust Banks, Inc	2.700	01/27/22	499,709
225,000		SunTrust Banks, Inc	2.750	05/01/23	219,215
50,000		SVB Financial Group	5.375	09/15/20	54,137
300,000		Svenska Handelsbanken AB	2.875	04/04/17	301,403
500,000		Svenska Handelsbanken AB	1.625	03/21/18	499,339
300,000		Svenska Handelsbanken AB	2.500	01/25/19	303,064
500,000		Svenska Handelsbanken AB	2.250	06/17/19	501,349
250,000		Svenska Handelsbanken AB	1.500	09/06/19	246,040
300,000		Svenska Handelsbanken AB	2.400	10/01/20	299,137
750,000		Svenska Handelsbanken AB	2.450	03/30/21	744,290
250,000		Svenska Handelsbanken AB	1.875	09/07/21	242,232
500,000		Toronto-Dominion Bank	1.625	03/13/18	500,455
400,000		Toronto-Dominion Bank	1.400	04/30/18	398,977
400,000		Toronto-Dominion Bank	1.750	07/23/18	400,559
300,000		Toronto-Dominion Bank	1.450	09/06/18	298,553
600,000		Toronto-Dominion Bank	2.625	09/10/18	609,085
500,000		Toronto-Dominion Bank	1.950	01/22/19	500,592
500,000		Toronto-Dominion Bank	2.125	07/02/19	501,036
500,000		Toronto-Dominion Bank	1.450	08/13/19	492,592
300,000		Toronto-Dominion Bank	2.250	11/05/19	301,638
300,000		Toronto-Dominion Bank	2.500	12/14/20	301,603
900,000		Toronto-Dominion Bank	2.125	04/07/21	885,475
500,000		Toronto-Dominion Bank	1.800	07/13/21	483,738
1,000,000	i	Toronto-Dominion Bank	3.625	09/15/31	982,530
250,000		Union Bank NA	2.625	09/26/18	252,688
225,000		UnionBanCal Corp	3.500	06/18/22	229,803
1,000,000		US Bancorp	1.950	11/15/18	1,004,895
500,000		US Bancorp	2.200	04/25/19	504,074
47

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		US Bancorp	2.950%	07/15/22	$200,970
375,000		US Bancorp	3.700	01/30/24	389,442
500,000		US Bancorp	3.600	09/11/24	508,921
750,000		US Bancorp	3.100	04/27/26	729,104
500,000		US Bancorp	2.375	07/22/26	463,172
500,000		US Bank NA	1.350	01/26/18	499,071
500,000		US Bank NA	1.400	04/26/19	494,365
500,000		US Bank NA	2.125	10/28/19	501,571
500,000		US Bank NA	2.800	01/27/25	487,294
1,000,000		Wells Fargo Bank NA	1.650	01/22/18	999,900
500,000		Wells Fargo Bank NA	1.800	11/28/18	499,683
500,000		Wells Fargo Bank NA	1.750	05/24/19	497,390
500,000		Wells Fargo Bank NA	2.150	12/06/19	499,639
750,000		Westpac Banking Corp	1.600	01/12/18	749,332
500,000		Westpac Banking Corp	2.250	07/30/18	503,146
1,500,000		Westpac Banking Corp	1.950	11/23/18	1,502,157
500,000		Westpac Banking Corp	2.250	01/17/19	501,755
500,000		Westpac Banking Corp	1.650	05/13/19	494,807
500,000		Westpac Banking Corp	1.600	08/19/19	493,820
75,000		Westpac Banking Corp	4.875	11/19/19	80,442
600,000		Westpac Banking Corp	2.300	05/26/20	596,827
500,000		Westpac Banking Corp	2.100	05/13/21	488,446
500,000		Westpac Banking Corp	2.000	08/19/21	484,925
500,000		Westpac Banking Corp	2.850	05/13/26	478,899
500,000		Westpac Banking Corp	2.700	08/19/26	473,105
450,000	i	Westpac Banking Corp	4.322	11/23/31	449,067
		TOTAL BANKS			276,658,168

CAPITAL GOODS - 0.9%
42,000		Agilent Technologies, Inc	6.500	11/01/17	43,570
100,000		Agilent Technologies, Inc	5.000	07/15/20	107,834
100,000		Agilent Technologies, Inc	3.200	10/01/22	100,091
400,000		Agilent Technologies, Inc	3.875	07/15/23	411,099
200,000		Agilent Technologies, Inc	3.050	09/22/26	190,793
250,000		Applied Materials, Inc	2.625	10/01/20	251,882
200,000		Applied Materials, Inc	4.300	06/15/21	214,840
250,000		Applied Materials, Inc	3.900	10/01/25	263,250
250,000		Applied Materials, Inc	5.100	10/01/35	277,585
100,000		Applied Materials, Inc	5.850	06/15/41	119,487
200,000		Arrow Electronics, Inc	3.000	03/01/18	202,253
200,000		Arrow Electronics, Inc	5.125	03/01/21	210,470
200,000		Arrow Electronics, Inc	3.500	04/01/22	197,807
200,000		Arrow Electronics, Inc	4.000	04/01/25	194,617
200,000		Avnet, Inc	3.750	12/01/21	201,047
300,000		Avnet, Inc	4.875	12/01/22	311,575
200,000		Avnet, Inc	4.625	04/15/26	194,602
100,000		Carlisle Cos, Inc	5.125	12/15/20	106,767
100,000		Carlisle Cos, Inc	3.750	11/15/22	99,314
500,000		Caterpillar Financial Services Corp	1.250	11/06/17	498,779
300,000		Caterpillar Financial Services Corp	1.500	02/23/18	299,851
1,361,000		Caterpillar Financial Services Corp	7.150	02/15/19	1,506,284
300,000		Caterpillar Financial Services Corp	1.350	05/18/19	295,899
300,000		Caterpillar Financial Services Corp	2.100	06/09/19	300,966
48

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$150,000		Caterpillar Financial Services Corp	2.250%	12/01/19	$150,537
200,000		Caterpillar Financial Services Corp	2.000	03/05/20	198,109
200,000		Caterpillar Financial Services Corp	2.500	11/13/20	199,959
750,000		Caterpillar Financial Services Corp	1.700	08/09/21	719,708
200,000		Caterpillar Financial Services Corp	2.750	08/20/21	200,882
700,000		Caterpillar Financial Services Corp	3.750	11/24/23	734,480
400,000		Caterpillar Financial Services Corp	3.300	06/09/24	404,948
525,000		Caterpillar Financial Services Corp	3.250	12/01/24	529,519
500,000		Caterpillar Financial Services Corp	2.400	08/09/26	469,099
200,000		Caterpillar, Inc	3.900	05/27/21	210,726
200,000		Caterpillar, Inc	3.400	05/15/24	205,720
738,000		Caterpillar, Inc	3.803	08/15/42	707,676
300,000		Caterpillar, Inc	4.300	05/15/44	310,460
100,000		Crane Co	2.750	12/15/18	101,229
300,000		CRH America, Inc	5.750	01/15/21	331,903
200,000		Cummins, Inc	3.650	10/01/23	206,764
200,000		Cummins, Inc	4.875	10/01/43	222,076
300,000		Danaher Corp	2.400	09/15/20	300,411
200,000		Danaher Corp	3.350	09/15/25	204,724
200,000		Danaher Corp	4.375	09/15/45	207,945
150,000		Deere & Co	2.600	06/08/22	149,111
218,000		Deere & Co	5.375	10/16/29	261,013
650,000		Deere & Co	3.900	06/09/42	649,585
150,000		Dover Corp	5.450	03/15/18	157,201
825,000		Dover Corp	3.150	11/15/25	829,095
100,000		Dover Corp	5.375	03/01/41	116,952
600,000		Eaton Corp	1.500	11/02/17	600,464
200,000		Eaton Corp	5.600	05/15/18	210,208
1,075,000		Eaton Corp	2.750	11/02/22	1,063,500
150,000		Eaton Corp	4.000	11/02/32	147,663
250,000		Eaton Corp	4.150	11/02/42	243,895
200,000		Emerson Electric Co	5.250	11/15/39	230,791
300,000		Emerson Electric Co	5.250	10/15/18	319,177
400,000		Emerson Electric Co	4.875	10/15/19	431,333
350,000		Emerson Electric Co	2.625	02/15/23	346,918
200,000		Emerson Electric Co	3.150	06/01/25	202,554
200,000		FLIR Systems, Inc	3.125	06/15/21	200,355
150,000		Flowserve Corp	3.500	09/15/22	150,204
200,000		Flowserve Corp	4.000	11/15/23	202,295
100,000		FMC Technologies, Inc	2.000	10/01/17	100,066
100,000		FMC Technologies, Inc	3.450	10/01/22	99,932
100,000	g	Fortive Corp	1.800	06/15/19	99,352
200,000	g	Fortive Corp	2.350	06/15/21	197,149
275,000	g	Fortive Corp	3.150	06/15/26	270,602
250,000	g	Fortive Corp	4.300	06/15/46	247,029
600,000		General Dynamics Corp	2.250	11/15/22	592,061
300,000		General Dynamics Corp	1.875	08/15/23	284,872
200,000		General Dynamics Corp	2.125	08/15/26	184,469
225,000		General Dynamics Corp	3.600	11/15/42	212,838
100,000		IDEX Corp	4.500	12/15/20	103,497
200,000		IDEX Corp	4.200	12/15/21	204,873
300,000		Illinois Tool Works, Inc	1.950	03/01/19	301,768
49

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Illinois Tool Works, Inc	6.250%	04/01/19	$109,337
500,000		Illinois Tool Works, Inc	2.650	11/15/26	477,211
200,000		Illinois Tool Works, Inc	4.875	09/15/41	224,796
500,000		Illinois Tool Works, Inc	3.900	09/01/42	498,661
170,000		Ingersoll-Rand Global Holding Co Ltd	6.875	08/15/18	183,616
250,000		Ingersoll-Rand Global Holding Co Ltd	2.875	01/15/19	254,387
300,000		Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	316,965
200,000		Ingersoll-Rand Global Holding Co Ltd	5.750	06/15/43	236,229
100,000		Ingersoll-Rand Luxembourg Finance S.A.	2.625	05/01/20	100,155
100,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	101,347
100,000		John Deere Capital Corp	2.000	01/13/17	100,023
800,000		John Deere Capital Corp	5.500	04/13/17	809,508
250,000		John Deere Capital Corp	1.200	10/10/17	249,827
500,000		John Deere Capital Corp	1.300	03/12/18	498,591
350,000		John Deere Capital Corp	1.600	07/13/18	349,828
500,000		John Deere Capital Corp	1.750	08/10/18	500,851
200,000		John Deere Capital Corp	1.950	12/13/18	201,014
300,000		John Deere Capital Corp	1.950	01/08/19	301,159
300,000		John Deere Capital Corp	1.250	10/09/19	294,513
350,000		John Deere Capital Corp	1.700	01/15/20	345,767
125,000		John Deere Capital Corp	2.450	09/11/20	125,424
175,000		John Deere Capital Corp	2.550	01/08/21	175,588
400,000		John Deere Capital Corp	2.800	03/04/21	405,376
200,000		John Deere Capital Corp	3.150	10/15/21	204,966
200,000		John Deere Capital Corp	2.800	01/27/23	199,723
600,000		John Deere Capital Corp	2.800	03/06/23	599,367
300,000		John Deere Capital Corp	3.350	06/12/24	306,103
125,000		John Deere Capital Corp	3.400	09/11/25	128,512
300,000		Johnson Controls International plc	1.400	11/02/17	300,463
160,000		Johnson Controls International plc	4.250	03/01/21	168,835
300,000	i	Johnson Controls International plc	3.625	07/02/24	303,884
300,000		Johnson Controls International plc	3.900	02/14/26	308,583
270,000		Johnson Controls International plc	6.000	01/15/36	311,050
325,000	i	Johnson Controls International plc	4.625	07/02/44	322,014
200,000		Johnson Controls International plc	5.125	09/14/45	212,387
100,000	i	Johnson Controls International plc	4.950	07/02/64	93,055
200,000		Kennametal, Inc	2.650	11/01/19	198,806
150,000		Kennametal, Inc	3.875	02/15/22	147,261
200,000		KLA-Tencor Corp	2.375	11/01/17	201,187
200,000		KLA-Tencor Corp	3.375	11/01/19	204,657
200,000		KLA-Tencor Corp	4.125	11/01/21	208,373
200,000		KLA-Tencor Corp	4.650	11/01/24	211,476
200,000		KLA-Tencor Corp	5.650	11/01/34	208,644
200,000		Lam Research Corp	2.750	03/15/20	200,287
400,000		Lam Research Corp	2.800	06/15/21	397,492
200,000		Lam Research Corp	3.800	03/15/25	199,963
100,000		Legrand France S.A.	8.500	02/15/25	128,878
100,000		Lennox International, Inc	3.000	11/15/23	96,975
225,000		Lockheed Martin Corp	1.850	11/23/18	225,850
1,075,000		Lockheed Martin Corp	2.500	11/23/20	1,083,246
200,000		Lockheed Martin Corp	3.350	09/15/21	206,345
500,000		Lockheed Martin Corp	3.100	01/15/23	504,949
300,000		Lockheed Martin Corp	2.900	03/01/25	293,322
50

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Lockheed Martin Corp	3.550%	01/15/26	$204,062
300,000	Lockheed Martin Corp	3.600	03/01/35	284,537
500,000	Lockheed Martin Corp	4.500	05/15/36	530,743
350,000	Lockheed Martin Corp	4.850	09/15/41	384,467
1,108,000	Lockheed Martin Corp	4.070	12/15/42	1,091,504
500,000	Lockheed Martin Corp	4.700	05/15/46	542,765
300,000	Mosaic Co	4.250	11/15/23	302,170
300,000	Mosaic Co	5.450	11/15/33	297,139
100,000	Mosaic Co	4.875	11/15/41	86,658
300,000	Mosaic Co	5.625	11/15/43	288,624
250,000	Parker-Hannifin Corp	3.500	09/15/22	259,908
300,000	Parker-Hannifin Corp	3.300	11/21/24	303,428
200,000	Parker-Hannifin Corp	4.200	11/21/34	204,051
200,000	Parker-Hannifin Corp	4.450	11/21/44	210,842
225,000	Pentair Finance S.A.	2.650	12/01/19	224,260
200,000	Pentair Finance S.A.	3.625	09/15/20	203,344
100,000	Pentair Finance S.A.	3.150	09/15/22	97,825
200,000	Pentair Finance S.A.	4.650	09/15/25	204,881
775,000	Precision Castparts Corp	2.500	01/15/23	762,486
300,000	Precision Castparts Corp	3.250	06/15/25	301,961
400,000	Precision Castparts Corp	4.200	06/15/35	418,327
100,000	Precision Castparts Corp	3.900	01/15/43	98,443
50,000	Raytheon Co	4.400	02/15/20	53,339
450,000	Raytheon Co	3.125	10/15/20	464,224
500,000	Raytheon Co	2.500	12/15/22	496,917
300,000	Raytheon Co	3.150	12/15/24	305,012
200,000	Raytheon Co	7.200	08/15/27	268,277
100,000	Raytheon Co	4.700	12/15/41	109,899
150,000	Raytheon Co	4.200	12/15/44	152,967
300,000	Reliance Steel & Aluminum Co	4.500	04/15/23	301,537
700,000	Rockwell Automation, Inc	2.050	03/01/20	697,189
100,000	Rockwell Automation, Inc	6.250	12/01/37	123,471
100,000	Rockwell Collins, Inc	3.100	11/15/21	100,551
125,000	Rockwell Collins, Inc	3.700	12/15/23	127,812
125,000	Rockwell Collins, Inc	4.800	12/15/43	131,064
200,000	Roper Industries, Inc	1.850	11/15/17	200,607
125,000	Roper Industries, Inc	2.050	10/01/18	125,402
100,000	Roper Industries, Inc	6.250	09/01/19	109,946
200,000	Roper Industries, Inc	3.125	11/15/22	199,996
200,000	Roper Technologies, Inc	3.000	12/15/20	202,444
100,000	Roper Technologies, Inc	2.800	12/15/21	99,851
200,000	Roper Technologies, Inc	3.850	12/15/25	202,185
100,000	Roper Technologies, Inc	3.800	12/15/26	100,623
100,000	Snap-on, Inc	4.250	01/15/18	102,881
200,000	Spirit AeroSystems, Inc	3.850	06/15/26	197,030
200,000	Stanley Black & Decker, Inc	1.622	11/17/18	198,728
200,000	Stanley Black & Decker, Inc	2.451	11/17/18	201,674
250,000	Stanley Black & Decker, Inc	3.400	12/01/21	257,718
600,000	Stanley Black & Decker, Inc	2.900	11/01/22	602,185
100,000	Stanley Black & Decker, Inc	5.200	09/01/40	108,889
250,000	Textron, Inc	5.600	12/01/17	258,829
500,000	Textron, Inc	3.650	03/01/21	511,979
51

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$150,000		Textron, Inc	4.000%	03/15/26	$149,969
250,000		Timken Co	3.875	09/01/24	244,684
200,000		Trinity Industries, Inc	4.550	10/01/24	192,072
200,000		Tupperware Brands Corp	4.750	06/01/21	213,707
500,000	i	United Technologies Corp	1.778	05/04/18	500,037
500,000		United Technologies Corp	1.500	11/01/19	496,275
500,000		United Technologies Corp	1.950	11/01/21	489,653
1,325,000		United Technologies Corp	3.100	06/01/22	1,360,445
500,000		United Technologies Corp	2.650	11/01/26	479,372
145,000		United Technologies Corp	5.700	04/15/40	176,941
1,650,000		United Technologies Corp	4.500	06/01/42	1,762,787
1,000,000		United Technologies Corp	4.150	05/15/45	1,007,925
375,000		United Technologies Corp	3.750	11/01/46	356,107
34,000		Valmont Industries, Inc	6.625	04/20/20	37,630
200,000		Valmont Industries, Inc	5.000	10/01/44	175,930
100,000		Valmont Industries, Inc	5.250	10/01/54	87,436
300,000	g	Wabtec Corp	3.450	11/15/26	287,945
300,000		WW Grainger, Inc	4.600	06/15/45	320,550
200,000		WW Grainger, Inc	3.750	05/15/46	186,906
300,000		Xylem, Inc	4.875	10/01/21	323,578
100,000		Xylem, Inc	3.250	11/01/26	96,958
100,000		Xylem, Inc	4.375	11/01/46	98,306
		TOTAL CAPITAL GOODS			61,026,049

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
355,000		21st Century Fox America, Inc	7.250	05/18/18	380,494
1,250,000		21st Century Fox America, Inc	3.000	09/15/22	1,242,743
200,000		21st Century Fox America, Inc	4.000	10/01/23	206,365
200,000		21st Century Fox America, Inc	3.700	09/15/24	202,272
700,000		21st Century Fox America, Inc	3.700	10/15/25	707,568
100,000	g	21st Century Fox America, Inc	3.375	11/15/26	97,879
1,325,000		21st Century Fox America, Inc	6.200	12/15/34	1,554,389
1,000,000		21st Century Fox America, Inc	6.150	02/15/41	1,180,795
225,000		21st Century Fox America, Inc	5.400	10/01/43	241,843
500,000		21st Century Fox America, Inc	4.750	09/15/44	498,839
300,000		21st Century Fox America, Inc	4.950	10/15/45	307,725
200,000	g	21st Century Fox America, Inc	4.750	11/15/46	200,205
175,000		Air Lease Corp	2.125	01/15/18	175,299
200,000		Air Lease Corp	2.625	09/04/18	201,359
600,000		Air Lease Corp	3.375	01/15/19	610,048
200,000		Air Lease Corp	2.125	01/15/20	196,913
200,000		Air Lease Corp	3.875	04/01/21	205,482
200,000		Air Lease Corp	3.375	06/01/21	202,594
500,000		Air Lease Corp	3.750	02/01/22	514,531
500,000		Daimler Finance North America LLC	8.500	01/18/31	751,789
400,000		eBay, Inc	2.500	03/09/18	403,460
300,000		eBay, Inc	2.200	08/01/19	299,730
200,000		eBay, Inc	3.250	10/15/20	204,557
300,000		eBay, Inc	2.875	08/01/21	300,312
400,000		eBay, Inc	2.600	07/15/22	387,286
400,000		eBay, Inc	3.450	08/01/24	393,288
200,000		eBay, Inc	4.000	07/15/42	166,631
150,000		Equifax, Inc	2.300	06/01/21	146,755
52

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Equifax, Inc	3.300%	12/15/22	$203,113
200,000	Equifax, Inc	3.250	06/01/26	193,952
300,000	Fluor Corp	3.500	12/15/24	302,992
200,000	Fortune Brands Home & Security, Inc	3.000	06/15/20	201,171
200,000	Fortune Brands Home & Security, Inc	4.000	06/15/25	205,428
500,000	Howard Hughes Medical Institute	3.500	09/01/23	520,764
200,000	Mastercard, Inc	2.000	11/21/21	198,108
200,000	Mastercard, Inc	2.950	11/21/26	197,456
200,000	Mastercard, Inc	3.800	11/21/46	195,611
500,000	MasterCard, Inc	3.375	04/01/24	513,696
200,000	Moody’s Corp	2.750	07/15/19	202,197
400,000	Moody’s Corp	4.875	02/15/24	431,974
200,000	Moody’s Corp	5.250	07/15/44	220,018
100,000	Partners Healthcare System, Inc	4.117	07/01/55	96,683
329,000	Reed Elsevier Capital, Inc	3.125	10/15/22	325,672
63,000	Republic Services, Inc	5.500	09/15/19	68,529
265,000	Republic Services, Inc	5.000	03/01/20	285,883
580,000	Republic Services, Inc	5.250	11/15/21	644,256
250,000	Republic Services, Inc	3.550	06/01/22	259,439
750,000	Republic Services, Inc	3.200	03/15/25	742,925
400,000	Republic Services, Inc	2.900	07/01/26	382,887
300,000	S&P Global, Inc	2.500	08/15/18	302,453
300,000	S&P Global, Inc	3.300	08/14/20	305,660
300,000	S&P Global, Inc	4.000	06/15/25	307,822
925,000	S&P Global, Inc	4.400	02/15/26	977,204
345,000	Thomson Reuters Corp	6.500	07/15/18	368,423
100,000	Thomson Reuters Corp	4.300	11/23/23	104,506
200,000	Thomson Reuters Corp	3.350	05/15/26	194,003
145,000	Thomson Reuters Corp	5.850	04/15/40	158,979
400,000	Thomson Reuters Corp	4.500	05/23/43	374,478
200,000	Thomson Reuters Corp	5.650	11/23/43	219,920
1,500,000	Visa, Inc	2.200	12/14/20	1,500,825
600,000	Visa, Inc	2.800	12/14/22	602,071
1,425,000	Visa, Inc	3.150	12/14/25	1,429,276
1,800,000	Visa, Inc	4.300	12/14/45	1,895,999
310,000	Waste Management, Inc	4.600	03/01/21	334,117
850,000	Waste Management, Inc	2.900	09/15/22	853,512
100,000	Waste Management, Inc	2.400	05/15/23	96,861
1,000,000	Waste Management, Inc	3.500	05/15/24	1,029,858
100,000	Waste Management, Inc	3.900	03/01/35	99,261
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			29,529,133

CONSUMER DURABLES & APPAREL - 0.2%
400,000	DR Horton, Inc	3.750	03/01/19	408,000
500,000	DR Horton, Inc	4.375	09/15/22	508,750
200,000	Hasbro, Inc	3.150	05/15/21	201,879
100,000	Hasbro, Inc	6.350	03/15/40	116,355
200,000	Hasbro, Inc	5.100	05/15/44	201,897
200,000	Leggett & Platt, Inc	3.400	08/15/22	200,670
150,000	Mattel, Inc	1.700	03/15/18	149,644
200,000	Mattel, Inc	2.350	05/06/19	200,469
100,000	Mattel, Inc	4.350	10/01/20	105,640
53

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Mattel, Inc	2.350%	08/15/21	$292,545
150,000	Mattel, Inc	3.150	03/15/23	147,535
100,000	Mattel, Inc	5.450	11/01/41	100,196
100,000	Mohawk Industries, Inc	3.850	02/01/23	102,084
100,000	Newell Rubbermaid, Inc	2.150	10/15/18	100,478
900,000	Newell Rubbermaid, Inc	2.600	03/29/19	909,659
300,000	Newell Rubbermaid, Inc	2.875	12/01/19	305,201
250,000	Newell Rubbermaid, Inc	3.150	04/01/21	254,213
200,000	Newell Rubbermaid, Inc	4.000	06/15/22	207,063
350,000	Newell Rubbermaid, Inc	3.850	04/01/23	362,681
200,000	Newell Rubbermaid, Inc	4.000	12/01/24	204,302
100,000	Newell Rubbermaid, Inc	3.900	11/01/25	100,783
425,000	Newell Rubbermaid, Inc	4.200	04/01/26	443,001
350,000	Newell Rubbermaid, Inc	5.375	04/01/36	393,888
750,000	Newell Rubbermaid, Inc	5.500	04/01/46	859,384
300,000	Nike, Inc	2.250	05/01/23	292,264
300,000	Nike, Inc	3.625	05/01/43	281,916
200,000	NIKE, Inc	2.375	11/01/26	188,401
500,000	NIKE, Inc	3.875	11/01/45	491,783
200,000	NIKE, Inc	3.375	11/01/46	180,200
150,000	NVR, Inc	3.950	09/15/22	152,713
200,000	Ralph Lauren Corp	2.125	09/26/18	201,604
200,000	Ralph Lauren Corp	2.625	08/18/20	201,874
200,000	Signet UK Finance plc	4.700	06/15/24	191,451
220,000	VF Corp	6.450	11/01/37	277,063
400,000	Whirlpool Corp	1.650	11/01/17	400,550
100,000	Whirlpool Corp	2.400	03/01/19	100,363
150,000	Whirlpool Corp	4.700	06/01/22	163,563
100,000	Whirlpool Corp	3.700	03/01/23	102,029
100,000	Whirlpool Corp	4.000	03/01/24	103,625
100,000	Whirlpool Corp	5.150	03/01/43	106,497
200,000	Whirlpool Corp	4.500	06/01/46	194,625
	TOTAL CONSUMER DURABLES & APPAREL			10,506,838

CONSUMER SERVICES - 0.3%
100,000	Board of Trustees of The Leland Stanford Junior University	4.750	05/01/19	106,934
300,000	Board of Trustees of The Leland Stanford Junior University	3.460	05/01/47	282,505
200,000	California Institute of Technology	4.321	08/01/45	209,811
200,000	Catholic Health Initiatives	2.600	08/01/18	201,922
500,000	Catholic Health Initiatives	2.950	11/01/22	485,909
200,000	Catholic Health Initiatives	4.200	08/01/23	206,270
100,000	Cintas Corp No 2	4.300	06/01/21	106,041
200,000	Cintas Corp No 2	3.250	06/01/22	202,266
100,000	Cornell University	5.450	02/01/19	107,458
100,000	Darden Restaurants, Inc	6.800	10/15/37	114,761
45,000	Dartmouth College	4.750	06/01/19	48,114
115,000	Duke University	3.299	10/01/46	104,016
200,000	Dun & Bradstreet Corp	4.000	06/15/20	205,161
100,000	George Washington University	3.485	09/15/22	103,070
300,000	George Washington University	4.300	09/15/44	293,906
200,000	George Washington University	4.868	09/15/45	215,834
200,000	Hyatt Hotels Corp	3.375	07/15/23	197,034
100,000	Hyatt Hotels Corp	4.850	03/15/26	105,169
54

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$19,000	Johns Hopkins University	5.250%	07/01/19	$20,527
200,000	Marriott International, Inc	3.000	03/01/19	203,432
200,000	Marriott International, Inc	3.375	10/15/20	205,029
300,000	Marriott International, Inc	2.875	03/01/21	301,107
200,000	Marriott International, Inc	3.125	10/15/21	202,026
200,000	Marriott International, Inc	2.300	01/15/22	193,814
200,000	Marriott International, Inc	3.250	09/15/22	201,461
200,000	Marriott International, Inc	3.750	03/15/25	199,264
200,000	Marriott International, Inc	3.125	06/15/26	189,028
250,000	Massachusetts Institute of Technology	5.600	07/01/11	302,233
200,000	Massachusetts Institute of Technology	4.678	07/01/14	200,797
300,000	Massachusetts Institute of Technology	3.885	07/01/16	255,973
500,000	McDonald’s Corp	2.100	12/07/18	502,866
300,000	McDonald’s Corp	1.875	05/29/19	299,268
250,000	McDonald’s Corp	2.200	05/26/20	249,918
720,000	McDonald’s Corp	3.500	07/15/20	748,143
500,000	McDonald’s Corp	2.750	12/09/20	507,390
550,000	McDonald’s Corp	2.625	01/15/22	547,830
250,000	McDonald’s Corp	3.375	05/26/25	250,411
1,000,000	McDonald’s Corp	3.700	01/30/26	1,016,705
500,000	McDonald’s Corp	4.700	12/09/35	528,142
280,000	McDonald’s Corp	6.300	03/01/38	348,385
500,000	McDonald’s Corp	3.625	05/01/43	438,871
250,000	McDonald’s Corp	4.600	05/26/45	257,633
500,000	McDonald’s Corp	4.875	12/09/45	534,491
200,000	Metropolitan Museum of Art	3.400	07/01/45	182,012
200,000	Northwestern University	3.688	12/01/38	199,112
200,000	Northwestern University	3.868	12/01/48	193,453
750,000	President and Fellows of Harvard College	3.619	10/01/37	743,129
200,000	President and Fellows of Harvard College	3.150	07/15/46	178,531
200,000	President and Fellows of Harvard College	3.300	07/15/56	175,434
100,000	Princeton University	4.950	03/01/19	106,717
220,000	Princeton University	5.700	03/01/39	288,356
200,000	Trinity Acquisition plc	3.500	09/15/21	201,769
100,000	Trinity Acquisition plc	4.625	08/15/23	103,864
200,000	Trinity Acquisition plc	4.400	03/15/26	202,179
100,000	Trinity Acquisition plc	6.125	08/15/43	106,723
200,000	Trustees of Dartmouth College	3.474	06/01/46	187,418
200,000	University of Notre Dame du Lac	3.438	02/15/45	190,652
300,000	Walt Disney Co	1.650	01/08/19	300,224
500,000	Walt Disney Co	1.850	05/30/19	502,267
200,000	Walt Disney Co	2.150	09/17/20	200,742
300,000	Walt Disney Co	2.300	02/12/21	301,253
850,000	Walt Disney Co	2.550	02/15/22	852,581
700,000	Walt Disney Co	3.150	09/17/25	708,991
300,000	Walt Disney Co	3.000	02/13/26	298,064
300,000	Walt Disney Co	1.850	07/30/26	269,924
100,000	Walt Disney Co	4.375	08/16/41	105,919
200,000	Walt Disney Co	3.700	12/01/42	191,856
800,000	Walt Disney Co	4.125	06/01/44	825,382
100,000	Walt Disney Co	3.000	07/30/46	84,851
200,000	Wesleyan University	4.781	07/01/16	189,271
55

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	William Marsh Rice University	3.574%	05/15/45	$191,466
200,000	William Marsh Rice University	3.774	05/15/55	188,788
150,000	Wyndham Worldwide Corp	2.500	03/01/18	151,245
200,000	Wyndham Worldwide Corp	4.250	03/01/22	206,616
200,000	Wyndham Worldwide Corp	3.900	03/01/23	199,446
200,000	Wyndham Worldwide Corp	5.100	10/01/25	210,485
200,000	Yale University	2.086	04/15/19	201,687
	TOTAL CONSUMER SERVICES			21,241,332

DIVERSIFIED FINANCIALS - 3.2%
150,000	ABN Amro Bank NV	4.650	06/04/18	152,468
3,500,000	AerCap Ireland Capital Ltd	5.000	10/01/21	3,679,375
200,000	Affiliated Managers Group, Inc	4.250	02/15/24	200,821
20,000	Ahold Finance USA LLC	6.875	05/01/29	24,535
190,000	American Express Co	7.000	03/19/18	201,885
1,300,000	American Express Co	1.550	05/22/18	1,297,280
293,000	American Express Co	2.650	12/02/22	288,158
300,000	American Express Co	3.625	12/05/24	300,871
329,000	American Express Co	4.050	12/03/42	316,870
1,175,000	American Express Credit Corp	2.125	07/27/18	1,182,372
500,000	American Express Credit Corp	1.800	07/31/18	500,562
350,000	American Express Credit Corp	1.875	11/05/18	350,442
750,000	American Express Credit Corp	2.125	03/18/19	752,701
500,000	American Express Credit Corp	2.250	08/15/19	502,556
300,000	American Express Credit Corp	1.700	10/30/19	296,926
575,000	American Express Credit Corp	2.375	05/26/20	574,280
500,000	American Express Credit Corp	2.600	09/14/20	503,809
275,000	American Express Credit Corp	2.250	05/05/21	271,496
300,000	American Honda Finance Corp	1.200	07/14/17	300,261
300,000	American Honda Finance Corp	1.500	03/13/18	299,919
500,000	American Honda Finance Corp	1.600	07/13/18	501,008
300,000	American Honda Finance Corp	2.125	10/10/18	302,289
200,000	American Honda Finance Corp	1.500	11/19/18	199,533
200,000	American Honda Finance Corp	1.700	02/22/19	199,135
300,000	American Honda Finance Corp	1.200	07/12/19	294,538
500,000	American Honda Finance Corp	2.250	08/15/19	504,641
700,000	American Honda Finance Corp	2.150	03/13/20	697,606
300,000	American Honda Finance Corp	2.450	09/24/20	301,323
300,000	American Honda Finance Corp	1.650	07/12/21	288,651
200,000	American Honda Finance Corp	1.700	09/09/21	192,828
100,000	American Honda Finance Corp	2.300	09/09/26	93,194
295,000	Ameriprise Financial, Inc	5.300	03/15/20	319,217
400,000	Ameriprise Financial, Inc	4.000	10/15/23	419,048
300,000	Ameriprise Financial, Inc	3.700	10/15/24	306,158
200,000	Ameriprise Financial, Inc	2.875	09/15/26	190,391
300,000	Ares Capital Corp	4.875	11/30/18	310,887
150,000	Ares Capital Corp	3.875	01/15/20	152,006
200,000	Ares Capital Corp	3.625	01/19/22	193,698
500,000	Bank of New York Mellon Corp	1.300	01/25/18	499,513
1,000,000	Bank of New York Mellon Corp	2.300	09/11/19	1,007,788
300,000	Bank of New York Mellon Corp	2.600	08/17/20	302,282
500,000	Bank of New York Mellon Corp	2.450	11/27/20	499,787
375,000	Bank of New York Mellon Corp	2.500	04/15/21	375,097
56

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Bank of New York Mellon Corp	2.050%	05/03/21	$294,191
500,000	Bank of New York Mellon Corp	3.550	09/23/21	520,258
500,000	Bank of New York Mellon Corp	2.200	08/16/23	476,485
250,000	Bank of New York Mellon Corp	3.650	02/04/24	256,972
800,000	Bank of New York Mellon Corp	3.250	09/11/24	802,556
500,000	Bank of New York Mellon Corp	3.000	02/24/25	491,042
500,000	Bank of New York Mellon Corp	2.800	05/04/26	480,792
500,000	Bank of New York Mellon Corp	2.450	08/17/26	463,884
100,000	Bank of New York Mellon Corp	3.000	10/30/28	94,913
500,000	Barclays Bank plc	5.140	10/14/20	527,665
116,000	Bear Stearns Cos LLC	5.550	01/22/17	116,227
400,000	Berkshire Hathaway, Inc	1.550	02/09/18	400,759
300,000	Berkshire Hathaway, Inc	2.100	08/14/19	302,563
750,000	Berkshire Hathaway, Inc	2.200	03/15/21	747,802
200,000	Berkshire Hathaway, Inc	3.750	08/15/21	211,614
300,000	Berkshire Hathaway, Inc	3.000	02/11/23	303,230
750,000	Berkshire Hathaway, Inc	2.750	03/15/23	746,413
750,000	Berkshire Hathaway, Inc	3.125	03/15/26	744,050
300,000	Berkshire Hathaway, Inc	4.500	02/11/43	318,375
390,000	BlackRock, Inc	5.000	12/10/19	423,352
125,000	BlackRock, Inc	3.375	06/01/22	129,456
500,000	BlackRock, Inc	3.500	03/18/24	517,241
200,000	Block Financial LLC	5.500	11/01/22	210,490
200,000	Block Financial LLC	5.250	10/01/25	202,012
1,000,000	BNP Paribas S.A.	2.700	08/20/18	1,012,837
300,000	BNP Paribas S.A.	2.400	12/12/18	302,293
500,000	BNP Paribas S.A.	2.450	03/17/19	503,773
825,000	BNP Paribas S.A.	2.375	05/21/20	820,357
700,000	BNP Paribas S.A.	5.000	01/15/21	763,079
300,000	BNP Paribas S.A.	3.250	03/03/23	302,430
500,000	BNP Paribas S.A.	4.250	10/15/24	500,634
200,000	Broadridge Financial Solutions, Inc	3.950	09/01/20	209,551
200,000	Broadridge Financial Solutions, Inc	3.400	06/27/26	192,722
300,000	Brookfield Asset Management, Inc	4.000	01/15/25	293,900
500,000	Capital One Financial Corp	3.750	04/24/24	505,928
200,000	Capital One Financial Corp	3.200	02/05/25	193,598
500,000	Capital One Financial Corp	4.200	10/29/25	500,996
300,000	Capital One Financial Corp	3.750	07/28/26	290,398
500,000	Celanese US Holdings LLC	4.625	11/15/22	526,191
300,000	Charles Schwab Corp	2.200	07/25/18	302,210
100,000	Charles Schwab Corp	4.450	07/22/20	106,820
200,000	Charles Schwab Corp	3.225	09/01/22	204,399
200,000	Charles Schwab Corp	3.000	03/10/25	195,976
350,000	CME Group, Inc	3.000	09/15/22	357,599
300,000	CME Group, Inc	3.000	03/15/25	299,453
200,000	CME Group, Inc	5.300	09/15/43	233,862
750,000	Credit Suisse	1.700	04/27/18	748,240
2,250,000	Credit Suisse	2.300	05/28/19	2,254,932
2,250,000	Credit Suisse	5.400	01/14/20	2,410,868
325,000	Credit Suisse	3.000	10/29/21	327,792
1,000,000	Credit Suisse	3.625	09/09/24	1,005,457
500,000	Credit Suisse Group Funding Guernsey Ltd	2.750	03/26/20	495,335
57

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$750,000	Credit Suisse Group Funding Guernsey Ltd	3.125%	12/10/20	$747,068
1,000,000	Credit Suisse Group Funding Guernsey Ltd	3.450	04/16/21	1,005,461
450,000	Credit Suisse Group Funding Guernsey Ltd	3.800	09/15/22	453,497
475,000	Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	473,961
1,050,000	Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	1,032,719
750,000	Credit Suisse Group Funding Guernsey Ltd	4.550	04/17/26	777,856
750,000	Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	768,380
850,000	Diageo Investment Corp	2.875	05/11/22	854,196
100,000	Diageo Investment Corp	4.250	05/11/42	100,411
100,000	Discover Financial Services	5.200	04/27/22	107,628
200,000	Discover Financial Services	3.950	11/06/24	197,971
17,000	Eaton Vance Corp	6.500	10/02/17	17,639
300,000	Eaton Vance Corp	3.625	06/15/23	304,358
500,000	Ford Motor Credit Co LLC	2.145	01/09/18	500,669
900,000	Ford Motor Credit Co LLC	2.375	01/16/18	903,918
1,000,000	Ford Motor Credit Co LLC	5.000	05/15/18	1,038,995
500,000	Ford Motor Credit Co LLC	2.240	06/15/18	500,599
400,000	Ford Motor Credit Co LLC	2.875	10/01/18	404,702
400,000	Ford Motor Credit Co LLC	2.943	01/08/19	404,425
500,000	Ford Motor Credit Co LLC	2.375	03/12/19	499,515
300,000	Ford Motor Credit Co LLC	2.021	05/03/19	297,127
300,000	Ford Motor Credit Co LLC	1.897	08/12/19	295,037
500,000	Ford Motor Credit Co LLC	2.597	11/04/19	499,016
1,000,000	Ford Motor Credit Co LLC	2.459	03/27/20	986,510
300,000	Ford Motor Credit Co LLC	3.200	01/15/21	300,196
1,550,000	Ford Motor Credit Co LLC	3.336	03/18/21	1,559,455
1,000,000	Ford Motor Credit Co LLC	5.875	08/02/21	1,103,414
350,000	Ford Motor Credit Co LLC	3.219	01/09/22	345,739
450,000	Ford Motor Credit Co LLC	3.096	05/04/23	434,099
1,000,000	Ford Motor Credit Co LLC	3.664	09/08/24	974,579
925,000	Ford Motor Credit Co LLC	4.134	08/04/25	926,380
500,000	Ford Motor Credit Co LLC	4.389	01/08/26	506,053
150,000	Franklin Resources, Inc	2.800	09/15/22	150,124
200,000	Franklin Resources, Inc	2.850	03/30/25	194,225
200,000	FS Investment Corp	4.250	01/15/20	201,096
150,000	FS Investment Corp	4.750	05/15/22	149,422
2,452,000	GE Capital International Funding Co	2.342	11/15/20	2,446,373
2,443,000	GE Capital International Funding Co	3.373	11/15/25	2,480,038
2,944,000	GE Capital International Funding Co	4.418	11/15/35	3,080,107
800,000	General Electric Capital Corp	2.300	04/27/17	803,037
1,300,000	General Electric Capital Corp	1.625	04/02/18	1,304,077
1,500,000	General Electric Capital Corp	2.300	01/14/19	1,517,409
200,000	General Electric Capital Corp	2.100	12/11/19	201,362
181,000	General Electric Capital Corp	5.500	01/08/20	198,202
250,000	General Electric Capital Corp	2.200	01/09/20	250,687
532,000	General Electric Capital Corp	4.375	09/16/20	571,402
72,000	General Electric Capital Corp	4.625	01/07/21	78,117
86,000	General Electric Capital Corp	5.300	02/11/21	95,303
200,000	General Electric Capital Corp	4.650	10/17/21	219,185
544,000	General Electric Capital Corp	3.150	09/07/22	554,972
144,000	General Electric Capital Corp	3.100	01/09/23	145,795
1,503,000	General Electric Capital Corp	3.450	05/15/24	1,543,207
752,000	General Electric Capital Corp	6.750	03/15/32	999,728
58

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$344,000	General Electric Capital Corp	5.875%	01/14/38	$432,233
352,000	General Electric Capital Corp	6.875	01/10/39	495,498
500,000	General Motors Financial Co, Inc	3.100	01/15/19	505,130
500,000	General Motors Financial Co, Inc	2.400	05/09/19	498,474
1,000,000	General Motors Financial Co, Inc	2.350	10/04/19	987,782
200,000	General Motors Financial Co, Inc	3.200	07/13/20	200,463
700,000	General Motors Financial Co, Inc	3.700	11/24/20	711,537
500,000	General Motors Financial Co, Inc	4.200	03/01/21	514,056
875,000	General Motors Financial Co, Inc	3.200	07/06/21	866,928
2,500,000	General Motors Financial Co, Inc	3.450	04/10/22	2,469,815
825,000	General Motors Financial Co, Inc	3.700	05/09/23	810,917
300,000	General Motors Financial Co, Inc	4.300	07/13/25	297,214
225,000	General Motors Financial Co, Inc	5.250	03/01/26	236,631
400,000	General Motors Financial Co, Inc	4.000	10/06/26	384,294
550,000	Goldman Sachs Group, Inc	5.950	01/18/18	572,917
1,450,000	Goldman Sachs Group, Inc	2.375	01/22/18	1,458,455
60,000	Goldman Sachs Group, Inc	6.150	04/01/18	63,107
750,000	Goldman Sachs Group, Inc	2.900	07/19/18	760,232
1,500,000	Goldman Sachs Group, Inc	2.625	01/31/19	1,515,585
200,000	Goldman Sachs Group, Inc	2.000	04/25/19	199,126
1,500,000	Goldman Sachs Group, Inc	2.550	10/23/19	1,510,287
1,000,000	Goldman Sachs Group, Inc	2.300	12/13/19	999,066
2,505,000	Goldman Sachs Group, Inc	5.375	03/15/20	2,716,174
950,000	Goldman Sachs Group, Inc	2.600	04/23/20	950,371
1,150,000	Goldman Sachs Group, Inc	6.000	06/15/20	1,274,427
425,000	Goldman Sachs Group, Inc	2.750	09/15/20	426,524
500,000	Goldman Sachs Group, Inc	2.875	02/25/21	501,903
150,000	Goldman Sachs Group, Inc	2.625	04/25/21	148,782
1,300,000	Goldman Sachs Group, Inc	5.250	07/27/21	1,423,544
500,000	Goldman Sachs Group, Inc	2.350	11/15/21	485,307
2,325,000	Goldman Sachs Group, Inc	5.750	01/24/22	2,611,324
1,800,000	Goldman Sachs Group, Inc	3.625	01/22/23	1,836,727
1,500,000	Goldman Sachs Group, Inc	4.000	03/03/24	1,554,365
500,000	Goldman Sachs Group, Inc	3.850	07/08/24	509,808
3,050,000	Goldman Sachs Group, Inc	3.500	01/23/25	3,005,613
600,000	Goldman Sachs Group, Inc	3.750	05/22/25	600,797
250,000	Goldman Sachs Group, Inc	4.250	10/21/25	253,622
800,000	Goldman Sachs Group, Inc	3.750	02/25/26	801,252
1,050,000	Goldman Sachs Group, Inc	3.500	11/16/26	1,028,473
65,000	Goldman Sachs Group, Inc	6.450	05/01/36	77,352
2,150,000	Goldman Sachs Group, Inc	6.250	02/01/41	2,660,578
1,075,000	Goldman Sachs Group, Inc	4.800	07/08/44	1,126,417
1,075,000	Goldman Sachs Group, Inc	5.150	05/22/45	1,128,408
875,000	Goldman Sachs Group, Inc	4.750	10/21/45	920,750
1,282,000	HSBC Finance Corp	6.676	01/15/21	1,439,922
500,000	Intercontinental Exchange, Inc	2.750	12/01/20	505,098
500,000	Intercontinental Exchange, Inc	3.750	12/01/25	510,257
200,000	IntercontinentalExchange Group, Inc	2.500	10/15/18	202,561
200,000	IntercontinentalExchange Group, Inc	4.000	10/15/23	208,930
1,710,000	International Lease Finance Corp	3.875	04/15/18	1,742,063
125,000	Invesco Finance plc	3.125	11/30/22	125,778
200,000	Invesco Finance plc	4.000	01/30/24	208,161
59

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Invesco Finance plc	3.750%	01/15/26	$202,395
200,000	Invesco Finance plc	5.375	11/30/43	218,549
300,000	Janus Capital Group, Inc	4.875	08/01/25	309,169
425,000	Jefferies Group, Inc	8.500	07/15/19	481,819
500,000	Jefferies Group, Inc	6.875	04/15/21	568,360
600,000	Jefferies Group, Inc	6.450	06/08/27	657,107
700,000	Korea Finance Corp	2.250	08/07/17	703,230
500,000	Korea Finance Corp	2.875	08/22/18	509,235
250,000	Lazard Group LLC	4.250	11/14/20	261,233
150,000	Lazard Group LLC	3.750	02/13/25	146,486
200,000	Lazard Group LLC	3.625	03/01/27	189,744
100,000	Legg Mason, Inc	2.700	07/15/19	100,668
400,000	Legg Mason, Inc	5.625	01/15/44	388,860
1,050,000	Merrill Lynch & Co, Inc	6.875	04/25/18	1,115,901
1,500,000	Merrill Lynch & Co, Inc	6.110	01/29/37	1,755,785
550,000	Morgan Stanley	5.550	04/27/17	557,272
325,000	Morgan Stanley	1.875	01/05/18	325,462
600,000	Morgan Stanley	2.125	04/25/18	602,306
500,000	Morgan Stanley	2.200	12/07/18	501,738
1,450,000	Morgan Stanley	2.500	01/24/19	1,464,720
500,000	Morgan Stanley	2.450	02/01/19	503,253
796,000	Morgan Stanley	7.300	05/13/19	886,619
4,000,000	Morgan Stanley	2.375	07/23/19	4,009,636
300,000	Morgan Stanley	5.625	09/23/19	325,041
590,000	Morgan Stanley	5.500	01/26/20	639,251
700,000	Morgan Stanley	2.650	01/27/20	702,857
1,000,000	Morgan Stanley	2.800	06/16/20	1,007,479
200,000	Morgan Stanley	5.750	01/25/21	221,742
475,000	Morgan Stanley	2.500	04/21/21	469,430
1,200,000	Morgan Stanley	5.500	07/28/21	1,328,608
1,250,000	Morgan Stanley	2.625	11/17/21	1,233,755
2,500,000	Morgan Stanley	4.875	11/01/22	2,676,438
2,850,000	Morgan Stanley	4.100	05/22/23	2,922,604
1,000,000	Morgan Stanley	3.875	04/29/24	1,024,382
1,100,000	Morgan Stanley	3.700	10/23/24	1,111,734
650,000	Morgan Stanley	4.000	07/23/25	665,384
750,000	Morgan Stanley	5.000	11/24/25	800,163
325,000	Morgan Stanley	3.875	01/27/26	327,829
775,000	Morgan Stanley	3.125	07/27/26	739,315
325,000	Morgan Stanley	4.350	09/08/26	331,153
1,600,000	Morgan Stanley	3.950	04/23/27	1,581,432
600,000	Morgan Stanley	7.250	04/01/32	811,928
1,750,000	Morgan Stanley	4.300	01/27/45	1,740,496
220,000	NASDAQ OMX Group, Inc	5.550	01/15/20	237,608
250,000	NASDAQ OMX Group, Inc	4.250	06/01/24	256,960
200,000	NASDAQ, Inc	3.850	06/30/26	198,395
300,000	National Rural Utilities Cooperative Finance Corp	1.650	02/08/19	299,607
125,000	National Rural Utilities Cooperative Finance Corp	2.300	11/15/19	125,823
500,000	National Rural Utilities Cooperative Finance Corp	2.300	11/01/20	496,625
350,000	National Rural Utilities Cooperative Finance Corp	3.050	02/15/22	357,411
200,000	National Rural Utilities Cooperative Finance Corp	2.700	02/15/23	198,501
200,000	National Rural Utilities Cooperative Finance Corp	3.400	11/15/23	204,947
400,000	National Rural Utilities Cooperative Finance Corp	2.850	01/27/25	392,572
60

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		National Rural Utilities Cooperative Finance Corp	3.250%	11/01/25	$202,559
500,000	i	National Rural Utilities Cooperative Finance Corp	4.750	04/30/43	502,737
200,000	i	National Rural Utilities Cooperative Finance Corp	5.250	04/20/46	208,046
500,000		Nomura Holdings, Inc	2.750	03/19/19	504,541
430,000		Nomura Holdings, Inc	6.700	03/04/20	480,291
300,000		NYSE Euronext	2.000	10/05/17	301,595
800,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	809,391
1,000,000		Oesterreichische Kontrollbank AG.	1.125	05/29/18	996,089
500,000		Oesterreichische Kontrollbank AG.	1.625	03/12/19	499,741
500,000		Oesterreichische Kontrollbank AG.	1.125	04/26/19	493,268
300,000		Oesterreichische Kontrollbank AG.	1.500	10/21/20	294,415
500,000		Oesterreichische Kontrollbank AG.	2.375	10/01/21	501,661
300,000		PACCAR Financial Corp	1.400	05/18/18	299,627
200,000		PACCAR Financial Corp	1.300	05/10/19	197,580
200,000		PACCAR Financial Corp	1.200	08/12/19	196,743
200,000		PACCAR Financial Corp	2.250	02/25/21	197,800
200,000		PACCAR Financial Corp	1.650	08/11/21	191,968
200,000		Prospect Capital Corp	5.875	03/15/23	204,102
300,000		Raymond James Financial, Inc	5.625	04/01/24	333,703
500,000		Sasol Financing International plc	4.500	11/14/22	496,504
150,000		State Street Corp	1.350	05/15/18	149,565
300,000		State Street Corp	2.550	08/18/20	302,995
300,000		State Street Corp	4.375	03/07/21	321,761
500,000		State Street Corp	1.950	05/19/21	489,525
400,000		State Street Corp	3.100	05/15/23	398,798
350,000		State Street Corp	3.700	11/20/23	364,141
500,000		State Street Corp	3.300	12/16/24	504,284
225,000		State Street Corp	3.550	08/18/25	229,523
500,000		State Street Corp	2.650	05/19/26	473,505
200,000		Stifel Financial Corp	3.500	12/01/20	200,400
100,000		Stifel Financial Corp	4.250	07/18/24	99,198
300,000		Synchrony Financial	2.600	01/15/19	301,416
250,000		Synchrony Financial	3.000	08/15/19	253,130
275,000		Synchrony Financial	2.700	02/03/20	274,034
300,000		Synchrony Financial	3.750	08/15/21	308,076
250,000		Synchrony Financial	4.250	08/15/24	254,195
600,000		Synchrony Financial	4.500	07/23/25	615,524
300,000		Synchrony Financial	3.700	08/04/26	287,963
300,000		Syngenta Finance NV	3.125	03/28/22	298,027
300,000		TD Ameritrade Holding Corp	2.950	04/01/22	303,430
350,000		TD Ameritrade Holding Corp	3.625	04/01/25	354,873
150,000		Toyota Motor Credit Corp	2.050	01/12/17	150,028
500,000		Toyota Motor Credit Corp	1.375	01/10/18	499,313
500,000		Toyota Motor Credit Corp	1.450	01/12/18	500,090
300,000		Toyota Motor Credit Corp	1.200	04/06/18	298,626
300,000		Toyota Motor Credit Corp	1.550	07/13/18	299,876
500,000		Toyota Motor Credit Corp	2.000	10/24/18	502,865
500,000		Toyota Motor Credit Corp	2.100	01/17/19	502,567
300,000		Toyota Motor Credit Corp	1.700	02/19/19	298,941
350,000		Toyota Motor Credit Corp	1.400	05/20/19	345,885
400,000		Toyota Motor Credit Corp	2.125	07/18/19	401,560
200,000		Toyota Motor Credit Corp	1.550	10/18/19	197,484
61

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Toyota Motor Credit Corp	2.150%	03/12/20	$498,781
300,000	Toyota Motor Credit Corp	1.900	04/08/21	293,687
750,000	Toyota Motor Credit Corp	2.750	05/17/21	759,446
300,000	Toyota Motor Credit Corp	3.400	09/15/21	311,749
300,000	Toyota Motor Credit Corp	2.800	07/13/22	302,333
400,000	Toyota Motor Credit Corp	2.625	01/10/23	395,746
400,000	Toyota Motor Credit Corp	2.250	10/18/23	385,144
750,000	UBS AG.	1.800	03/26/18	750,419
162,000	UBS AG.	5.750	04/25/18	170,129
1,750,000	UBS AG.	2.375	08/14/19	1,757,691
1,000,000	UBS AG.	2.350	03/26/20	995,248
250,000	Unilever Capital Corp	4.800	02/15/19	265,935
300,000	Unilever Capital Corp	2.200	03/06/19	302,921
250,000	Unilever Capital Corp	2.100	07/30/20	248,980
250,000	Unilever Capital Corp	4.250	02/10/21	268,265
300,000	Unilever Capital Corp	1.375	07/28/21	287,867
450,000	Unilever Capital Corp	3.100	07/30/25	451,729
225,000	Unilever Capital Corp	2.000	07/28/26	205,126
330,000	Unilever Capital Corp	5.900	11/15/32	427,369
1,400,000	Wells Fargo & Co	1.500	01/16/18	1,398,166
425,000	Wells Fargo & Co	2.150	01/15/19	427,189
1,000,000	Wells Fargo & Co	2.150	01/30/20	994,646
750,000	Wells Fargo & Co	2.600	07/22/20	753,791
450,000	Wells Fargo & Co	2.550	12/07/20	450,157
1,000,000	Wells Fargo & Co	3.000	01/22/21	1,016,753
1,000,000	Wells Fargo & Co	2.500	03/04/21	991,756
1,200,000	Wells Fargo & Co	4.600	04/01/21	1,288,382
750,000	Wells Fargo & Co	2.100	07/26/21	729,119
3,500,000	Wells Fargo & Co	3.500	03/08/22	3,597,342
700,000	Wells Fargo & Co	3.450	02/13/23	701,818
500,000	Wells Fargo & Co	4.125	08/15/23	516,815
334,000	Wells Fargo & Co	4.480	01/16/24	351,202
2,200,000	Wells Fargo & Co	3.300	09/09/24	2,174,770
2,550,000	Wells Fargo & Co	3.000	02/19/25	2,446,447
500,000	Wells Fargo & Co	3.550	09/29/25	498,493
1,500,000	Wells Fargo & Co	3.000	04/22/26	1,429,329
650,000	Wells Fargo & Co	4.100	06/03/26	657,640
750,000	Wells Fargo & Co	3.000	10/23/26	713,081
750,000	Wells Fargo & Co	4.300	07/22/27	770,240
264,000	Wells Fargo & Co	5.375	02/07/35	299,500
725,000	Wells Fargo & Co	5.375	11/02/43	798,682
1,143,000	Wells Fargo & Co	5.606	01/15/44	1,292,714
300,000	Wells Fargo & Co	4.650	11/04/44	294,705
1,500,000	Wells Fargo & Co	3.900	05/01/45	1,419,812
750,000	Wells Fargo & Co	4.900	11/17/45	768,856
750,000	Wells Fargo & Co	4.400	06/14/46	716,357
750,000	Wells Fargo & Co	4.750	12/07/46	757,013
	TOTAL DIVERSIFIED FINANCIALS			225,688,969

ENERGY - 2.3%
465,000	Anadarko Petroleum Corp	8.700	03/15/19	528,266
375,000	Anadarko Petroleum Corp	4.850	03/15/21	401,768
200,000	Anadarko Petroleum Corp	3.450	07/15/24	196,094
62

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$350,000	Anadarko Petroleum Corp	5.550%	03/15/26	$391,230
1,325,000	Anadarko Petroleum Corp	6.200	03/15/40	1,515,071
200,000	Anadarko Petroleum Corp	4.500	07/15/44	187,554
500,000	Anadarko Petroleum Corp	6.600	03/15/46	615,586
400,000	Apache Corp	6.900	09/15/18	433,001
200,000	Apache Corp	3.250	04/15/22	202,941
980,000	Apache Corp	5.100	09/01/40	1,023,491
300,000	Apache Corp	5.250	02/01/42	319,335
350,000	Apache Corp	4.750	04/15/43	359,841
300,000	Apache Corp	4.250	01/15/44	295,164
129,000	Baker Hughes, Inc	3.200	08/15/21	131,648
800,000	Baker Hughes, Inc	5.125	09/15/40	877,935
200,000	Boardwalk Pipelines LP	5.750	09/15/19	215,536
200,000	Boardwalk Pipelines LP	3.375	02/01/23	190,208
200,000	Boardwalk Pipelines LP	5.950	06/01/26	216,965
500,000	BP Capital Markets plc	1.375	05/10/18	498,384
300,000	BP Capital Markets plc	2.241	09/26/18	302,188
225,000	BP Capital Markets plc	1.676	05/03/19	223,352
500,000	BP Capital Markets plc	2.237	05/10/19	502,825
1,250,000	BP Capital Markets plc	2.315	02/13/20	1,249,379
300,000	BP Capital Markets plc	4.500	10/01/20	321,682
150,000	BP Capital Markets plc	4.742	03/11/21	163,490
500,000	BP Capital Markets plc	2.112	09/16/21	490,109
650,000	BP Capital Markets plc	3.561	11/01/21	677,873
1,200,000	BP Capital Markets plc	3.245	05/06/22	1,224,080
850,000	BP Capital Markets plc	2.500	11/06/22	832,200
300,000	BP Capital Markets plc	3.994	09/26/23	314,995
300,000	BP Capital Markets plc	3.216	11/28/23	302,647
500,000	BP Capital Markets plc	3.814	02/10/24	518,843
300,000	BP Capital Markets plc	3.535	11/04/24	304,106
500,000	BP Capital Markets plc	3.506	03/17/25	504,127
500,000	BP Capital Markets plc	3.119	05/04/26	487,620
200,000	BP Capital Markets plc	3.017	01/16/27	192,906
300,000	BP Capital Markets plc	3.723	11/28/28	304,300
200,000	Buckeye Partners LP	2.650	11/15/18	201,277
200,000	Buckeye Partners LP	4.875	02/01/21	212,190
200,000	Buckeye Partners LP	4.350	10/15/24	203,866
300,000	Buckeye Partners LP	3.950	12/01/26	292,240
200,000	Buckeye Partners LP	5.850	11/15/43	205,858
100,000	Buckeye Partners LP	5.600	10/15/44	101,089
575,000	Burlington Resources Finance Co	7.200	08/15/31	739,867
200,000	Burlington Resources Finance Co	7.400	12/01/31	260,378
300,000	Canadian Natural Resources Ltd	1.750	01/15/18	299,242
100,000	Canadian Natural Resources Ltd	3.800	04/15/24	99,542
700,000	Canadian Natural Resources Ltd	3.900	02/01/25	702,039
850,000	Canadian Natural Resources Ltd	6.250	03/15/38	965,540
300,000	Chevron Corp	1.345	11/15/17	300,340
400,000	Chevron Corp	1.365	03/02/18	399,557
750,000	Chevron Corp	1.718	06/24/18	752,184
500,000	Chevron Corp	1.790	11/16/18	501,801
200,000	Chevron Corp	4.950	03/03/19	213,635
500,000	Chevron Corp	1.561	05/16/19	498,040
63

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		Chevron Corp	2.193%	11/15/19	$1,009,488
400,000		Chevron Corp	1.961	03/03/20	398,690
750,000		Chevron Corp	2.427	06/24/20	757,045
750,000		Chevron Corp	2.100	05/16/21	742,910
400,000		Chevron Corp	2.411	03/03/22	396,139
1,050,000		Chevron Corp	2.355	12/05/22	1,029,219
500,000		Chevron Corp	2.566	05/16/23	492,392
250,000		Chevron Corp	3.191	06/24/23	255,806
125,000		Chevron Corp	3.326	11/17/25	127,221
750,000		Chevron Corp	2.954	05/16/26	736,662
500,000		Cimarex Energy Co	4.375	06/01/24	519,392
300,000		ConocoPhillips Co	1.500	05/15/18	298,943
1,100,000		ConocoPhillips Co	5.750	02/01/19	1,181,388
300,000		ConocoPhillips Co	2.200	05/15/20	297,505
500,000		ConocoPhillips Co	4.200	03/15/21	530,681
300,000		ConocoPhillips Co	2.875	11/15/21	302,005
600,000		ConocoPhillips Co	2.400	12/15/22	579,472
300,000		ConocoPhillips Co	3.350	11/15/24	297,899
300,000		ConocoPhillips Co	4.150	11/15/34	292,780
250,000		ConocoPhillips Co	5.900	05/15/38	293,712
1,035,000		ConocoPhillips Co	6.500	02/01/39	1,308,132
300,000		ConocoPhillips Co	4.300	11/15/44	297,816
500,000		ConocoPhillips Co	5.950	03/15/46	617,565
500,000		ConocoPhillips Holding Co	6.950	04/15/29	627,777
525,000		Devon Energy Corp	3.250	05/15/22	521,124
700,000		Devon Energy Corp	4.750	05/15/42	660,112
300,000		Devon Energy Corp	5.000	06/15/45	294,153
300,000		Ecopetrol S.A.	4.250	09/18/18	308,250
550,000		Ecopetrol S.A.	7.625	07/23/19	616,660
725,000		Ecopetrol S.A.	5.875	09/18/23	767,412
1,000,000		Ecopetrol S.A.	4.125	01/16/25	936,500
400,000		Ecopetrol S.A.	5.375	06/26/26	398,000
200,000		Ecopetrol S.A.	7.375	09/18/43	203,000
300,000		Ecopetrol S.A.	5.875	05/28/45	259,200
300,000		El Paso Pipeline Partners Operating Co LLC	4.300	05/01/24	306,621
400,000		El Paso Pipeline Partners Operating Co LLC	4.700	11/01/42	372,010
300,000	g	Emera US Finance LP	2.150	06/15/19	299,377
300,000	g	Emera US Finance LP	2.700	06/15/21	296,689
300,000	g	Emera US Finance LP	3.550	06/15/26	294,481
300,000	g	Emera US Finance LP	4.750	06/15/46	301,945
495,000		Enbridge Energy Partners LP	5.200	03/15/20	526,806
175,000		Enbridge Energy Partners LP	4.375	10/15/20	182,562
200,000		Enbridge Energy Partners LP	5.875	10/15/25	222,708
300,000		Enbridge Energy Partners LP	5.500	09/15/40	297,433
200,000		Enbridge Energy Partners LP	7.375	10/15/45	247,659
1,000,000		EnCana Corp	3.900	11/15/21	1,007,180
1,000,000		EnCana Corp	6.500	08/15/34	1,077,140
300,000		Enterprise Products Operating LLC	1.650	05/07/18	299,114
130,000		Enterprise Products Operating LLC	6.500	01/31/19	141,662
600,000		Enterprise Products Operating LLC	5.200	09/01/20	654,645
100,000		Enterprise Products Operating LLC	2.850	04/15/21	100,676
400,000		Enterprise Products Operating LLC	4.050	02/15/22	421,257
1,100,000		Enterprise Products Operating LLC	3.350	03/15/23	1,112,501
64

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$800,000	Enterprise Products Operating LLC	3.900%	02/15/24	$824,197
300,000	Enterprise Products Operating LLC	3.700	02/15/26	300,676
1,300,000	Enterprise Products Operating LLC	3.950	02/15/27	1,329,734
480,000	Enterprise Products Operating LLC	6.125	10/15/39	544,754
300,000	Enterprise Products Operating LLC	4.850	08/15/42	299,404
100,000	Enterprise Products Operating LLC	4.450	02/15/43	94,605
1,000,000	Enterprise Products Operating LLC	4.850	03/15/44	1,007,733
500,000	Enterprise Products Operating LLC	5.100	02/15/45	526,339
300,000	Enterprise Products Operating LLC	4.900	05/15/46	307,357
200,000	Enterprise Products Operating LLC	4.950	10/15/54	193,424
700,000	EOG Resources, Inc	2.450	04/01/20	700,601
440,000	EOG Resources, Inc	4.100	02/01/21	463,329
600,000	EOG Resources, Inc	2.625	03/15/23	581,048
150,000	EOG Resources, Inc	4.150	01/15/26	156,764
200,000	EOG Resources, Inc	3.900	04/01/35	189,106
200,000	EOG Resources, Inc	5.100	01/15/36	217,218
50,000	EQT Corp	6.500	04/01/18	52,636
550,000	EQT Corp	8.125	06/01/19	618,577
500,000	Exxon Mobil Corp	1.439	03/01/18	500,538
500,000	Exxon Mobil Corp	1.305	03/06/18	499,818
750,000	Exxon Mobil Corp	1.708	03/01/19	751,446
500,000	Exxon Mobil Corp	1.819	03/15/19	500,636
500,000	Exxon Mobil Corp	1.912	03/06/20	499,148
750,000	Exxon Mobil Corp	2.222	03/01/21	749,813
500,000	Exxon Mobil Corp	2.397	03/06/22	496,928
1,000,000	Exxon Mobil Corp	2.726	03/01/23	1,002,396
500,000	Exxon Mobil Corp	3.176	03/15/24	505,552
500,000	Exxon Mobil Corp	2.709	03/06/25	486,088
550,000	Exxon Mobil Corp	3.043	03/01/26	548,459
500,000	Exxon Mobil Corp	3.567	03/06/45	470,949
850,000	Exxon Mobil Corp	4.114	03/01/46	868,810
200,000	Gulf South Pipeline Co LP	4.000	06/15/22	202,394
400,000	Halliburton Co	2.000	08/01/18	401,040
400,000	Halliburton Co	6.150	09/15/19	440,679
1,350,000	Halliburton Co	3.800	11/15/25	1,369,633
500,000	Halliburton Co	4.850	11/15/35	526,512
250,000	Halliburton Co	4.500	11/15/41	245,045
600,000	Halliburton Co	4.750	08/01/43	614,990
750,000	Halliburton Co	5.000	11/15/45	811,813
200,000	Helmerich & Payne International Drilling Co	4.650	03/15/25	206,405
200,000	Hess Corp	3.500	07/15/24	192,272
1,100,000	Hess Corp	4.300	04/01/27	1,093,324
940,000	Hess Corp	5.600	02/15/41	955,016
300,000	Hess Corp	5.800	04/01/47	310,791
200,000	HollyFrontier Corp	5.875	04/01/26	204,123
30,000	Husky Energy, Inc	7.250	12/15/19	34,093
200,000	Husky Energy, Inc	3.950	04/15/22	207,562
500,000	Husky Energy, Inc	4.000	04/15/24	508,519
130,000	Husky Energy, Inc	6.800	09/15/37	154,229
200,000	Magellan Midstream Partners LP	6.550	07/15/19	221,241
125,000	Magellan Midstream Partners LP	4.250	02/01/21	132,416
200,000	Magellan Midstream Partners LP	3.200	03/15/25	194,193
65

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Magellan Midstream Partners LP	5.000%	03/01/26	$109,512
500,000		Magellan Midstream Partners LP	4.200	12/01/42	453,378
100,000		Magellan Midstream Partners LP	4.250	09/15/46	93,766
400,000		Marathon Oil Corp	6.000	10/01/17	411,929
1,150,000		Marathon Oil Corp	2.800	11/01/22	1,098,452
300,000		Marathon Oil Corp	3.850	06/01/25	290,543
255,000		Marathon Oil Corp	6.600	10/01/37	278,267
200,000		Marathon Oil Corp	5.200	06/01/45	188,175
200,000		Marathon Petroleum Corp	2.700	12/14/18	202,621
250,000		Marathon Petroleum Corp	3.400	12/15/20	255,484
250,000		Marathon Petroleum Corp	5.125	03/01/21	272,697
100,000		Marathon Petroleum Corp	3.625	09/15/24	98,640
350,000		Marathon Petroleum Corp	6.500	03/01/41	373,778
250,000		Marathon Petroleum Corp	4.750	09/15/44	221,228
250,000		Marathon Petroleum Corp	5.850	12/15/45	248,072
200,000		Marathon Petroleum Corp	5.000	09/15/54	169,025
125,000		Nabors Industries, Inc	6.150	02/15/18	129,687
850,000		Nabors Industries, Inc	4.625	09/15/21	864,042
200,000	g	Nabors Industries, Inc	5.500	01/15/23	208,250
100,000		Nabors Industries, Inc	5.100	09/15/23	99,781
300,000		National Oilwell Varco, Inc	2.600	12/01/22	277,700
800,000		National Oilwell Varco, Inc	3.950	12/01/42	613,053
935,000		Nexen, Inc	6.400	05/15/37	1,105,172
150,000		Noble Energy, Inc	8.250	03/01/19	168,423
750,000		Noble Energy, Inc	3.900	11/15/24	754,813
700,000		Noble Energy, Inc	6.000	03/01/41	775,956
300,000		Noble Energy, Inc	5.250	11/15/43	305,042
250,000		Occidental Petroleum Corp	1.500	02/15/18	250,199
250,000		Occidental Petroleum Corp	3.125	02/15/22	255,280
200,000		Occidental Petroleum Corp	2.600	04/15/22	199,276
550,000		Occidental Petroleum Corp	2.700	02/15/23	544,112
750,000		Occidental Petroleum Corp	3.500	06/15/25	759,609
600,000		Occidental Petroleum Corp	3.400	04/15/26	603,674
150,000		Occidental Petroleum Corp	3.000	02/15/27	144,908
300,000		Occidental Petroleum Corp	4.625	06/15/45	311,539
240,000		Occidental Petroleum Corp	4.400	04/15/46	243,738
300,000		Occidental Petroleum Corp	4.100	02/15/47	291,595
200,000		Oceaneering International, Inc	4.650	11/15/24	197,037
300,000		ONE Gas, Inc	2.070	02/01/19	300,692
100,000		ONE Gas, Inc	3.610	02/01/24	101,897
100,000		ONE Gas, Inc	4.658	02/01/44	103,456
406,000		Panhandle Eastern Pipeline Co LP	7.000	06/15/18	428,238
75,000		Petro-Canada	6.800	05/15/38	97,107
400,000		Petroleos Mexicanos	3.500	07/18/18	403,600
200,000		Petroleos Mexicanos	3.125	01/23/19	198,300
350,000	g	Petroleos Mexicanos	5.500	02/04/19	362,562
775,000		Petroleos Mexicanos	6.000	03/05/20	817,431
500,000		Petroleos Mexicanos	3.500	07/23/20	489,375
800,000		Petroleos Mexicanos	5.500	01/21/21	823,000
300,000	g	Petroleos Mexicanos	6.375	02/04/21	319,500
240,000		Petroleos Mexicanos	4.875	01/24/22	240,720
2,000,000	g	Petroleos Mexicanos	5.375	03/13/22	2,047,960
180,000		Petroleos Mexicanos	1.700	12/20/22	177,127
66

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$180,000		Petroleos Mexicanos	2.000%	12/20/22	$179,452
400,000		Petroleos Mexicanos	3.500	01/30/23	367,200
759,000	g	Petroleos Mexicanos	4.625	09/21/23	738,355
1,500,000		Petroleos Mexicanos	4.875	01/18/24	1,454,415
950,000		Petroleos Mexicanos	4.500	01/23/26	865,450
500,000	g	Petroleos Mexicanos	6.875	08/04/26	527,500
2,525,000	g	Petroleos Mexicanos	6.500	03/13/27	2,604,538
2,040,000		Petroleos Mexicanos	6.500	06/02/41	1,910,562
860,000		Petroleos Mexicanos	5.500	06/27/44	715,692
575,000		Petroleos Mexicanos	6.375	01/23/45	523,250
1,000,000		Petroleos Mexicanos	5.625	01/23/46	830,000
2,015,000	g	Petroleos Mexicanos	6.750	09/21/47	1,903,772
900,000		Phillips 66	2.950	05/01/17	905,000
650,000		Phillips 66	4.300	04/01/22	697,214
538,000		Phillips 66	4.650	11/15/34	559,184
400,000		Phillips 66	5.875	05/01/42	472,793
400,000		Phillips 66	4.875	11/15/44	421,621
125,000		Pioneer Natural Resources Co	3.450	01/15/21	127,635
375,000		Pioneer Natural Resources Co	3.950	07/15/22	388,679
200,000		Pioneer Natural Resources Co	4.450	01/15/26	211,631
200,000		Plains All American Pipeline LP	2.600	12/15/19	200,112
700,000		Plains All American Pipeline LP	5.000	02/01/21	752,219
200,000		Plains All American Pipeline LP	2.850	01/31/23	188,879
400,000		Plains All American Pipeline LP	3.850	10/15/23	395,700
200,000		Plains All American Pipeline LP	3.600	11/01/24	191,266
300,000		Plains All American Pipeline LP	4.650	10/15/25	309,543
500,000		Plains All American Pipeline LP	4.500	12/15/26	506,500
100,000		Plains All American Pipeline LP	6.650	01/15/37	108,993
250,000		Plains All American Pipeline LP	5.150	06/01/42	231,405
300,000		Plains All American Pipeline LP	4.700	06/15/44	266,827
300,000		Plains All American Pipeline LP	4.900	02/15/45	276,641
750,000		Schlumberger Investment S.A.	3.650	12/01/23	784,762
300,000		Shell International Finance BV	1.625	11/10/18	300,492
500,000		Shell International Finance BV	2.000	11/15/18	503,247
500,000		Shell International Finance BV	1.375	05/10/19	494,843
500,000		Shell International Finance BV	1.375	09/12/19	492,755
805,000		Shell International Finance BV	4.300	09/22/19	853,583
1,130,000		Shell International Finance BV	4.375	03/25/20	1,206,352
500,000		Shell International Finance BV	2.125	05/11/20	499,403
300,000		Shell International Finance BV	2.250	11/10/20	299,348
500,000		Shell International Finance BV	1.875	05/10/21	488,426
500,000		Shell International Finance BV	1.750	09/12/21	485,423
200,000		Shell International Finance BV	2.375	08/21/22	196,201
500,000		Shell International Finance BV	2.250	01/06/23	482,694
500,000		Shell International Finance BV	3.400	08/12/23	512,540
1,300,000		Shell International Finance BV	3.250	05/11/25	1,297,213
1,500,000		Shell International Finance BV	2.875	05/10/26	1,448,042
500,000		Shell International Finance BV	2.500	09/12/26	468,406
500,000		Shell International Finance BV	4.125	05/11/35	509,717
421,000		Shell International Finance BV	6.375	12/15/38	542,038
200,000		Shell International Finance BV	3.625	08/21/42	180,454
1,000,000		Shell International Finance BV	4.550	08/12/43	1,040,816
67

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		Shell International Finance BV	4.375%	05/11/45	$1,010,938
425,000		Shell International Finance BV	4.000	05/10/46	405,559
750,000		Shell International Finance BV	3.750	09/12/46	688,632
350,000		Statoil ASA	3.125	08/17/17	353,970
500,000		Statoil ASA	1.250	11/09/17	499,422
375,000		Statoil ASA	1.200	01/17/18	373,906
300,000		Statoil ASA	1.150	05/15/18	298,112
300,000		Statoil ASA	1.950	11/08/18	300,911
450,000		Statoil ASA	5.250	04/15/19	482,983
500,000		Statoil ASA	2.250	11/08/19	503,905
300,000		Statoil ASA	2.900	11/08/20	306,212
500,000		Statoil ASA	2.750	11/10/21	504,495
625,000		Statoil ASA	2.450	01/17/23	609,462
300,000		Statoil ASA	2.650	01/15/24	294,133
300,000		Statoil ASA	3.700	03/01/24	313,646
500,000		Statoil ASA	3.250	11/10/24	506,149
200,000		Statoil ASA	5.100	08/17/40	222,474
400,000		Statoil ASA	4.250	11/23/41	398,476
300,000		Statoil ASA	3.950	05/15/43	285,582
1,300,000		Statoil ASA	4.800	11/08/43	1,410,522
550,000		Suncor Energy, Inc	6.100	06/01/18	582,217
750,000		Suncor Energy, Inc	3.600	12/01/24	767,616
1,400,000		Suncor Energy, Inc	6.500	06/15/38	1,786,019
300,000		Sunoco Logistics Partners Operations LP	4.250	04/01/24	301,987
300,000		Sunoco Logistics Partners Operations LP	5.300	04/01/44	289,141
200,000		Sunoco Logistics Partners Operations LP	4.400	04/01/21	210,449
300,000		Sunoco Logistics Partners Operations LP	3.450	01/15/23	292,775
200,000		Sunoco Logistics Partners Operations LP	5.950	12/01/25	222,541
400,000		Sunoco Logistics Partners Operations LP	3.900	07/15/26	386,621
100,000		Sunoco Logistics Partners Operations LP	6.100	02/15/42	103,198
200,000		Sunoco Logistics Partners Operations LP	5.350	05/15/45	192,790
200,000		Total Capital Canada Ltd	1.450	01/15/18	199,958
300,000		Total Capital Canada Ltd	2.750	07/15/23	296,550
300,000		Total Capital International S.A.	2.125	01/10/19	302,279
500,000		Total Capital International S.A.	2.100	06/19/19	502,203
300,000		Total Capital International S.A.	2.750	06/19/21	303,272
1,000,000		Total Capital International S.A.	2.875	02/17/22	1,006,883
400,000		Total Capital International S.A.	2.700	01/25/23	395,450
300,000		Total Capital International S.A.	3.700	01/15/24	312,887
300,000		Total Capital International S.A.	3.750	04/10/24	313,738
300,000		TransCanada PipeLines Ltd	1.875	01/12/18	300,438
500,000		TransCanada PipeLines Ltd	3.125	01/15/19	510,254
600,000		TransCanada PipeLines Ltd	3.800	10/01/20	625,807
1,050,000		TransCanada PipeLines Ltd	2.500	08/01/22	1,024,219
200,000		TransCanada PipeLines Ltd	3.750	10/16/23	207,008
1,000,000		TransCanada PipeLines Ltd	4.875	01/15/26	1,111,115
500,000		TransCanada PipeLines Ltd	4.625	03/01/34	526,474
340,000		TransCanada PipeLines Ltd	5.850	03/15/36	404,667
469,000		TransCanada PipeLines Ltd	7.625	01/15/39	670,404
200,000		TransCanada PipeLines Ltd	6.100	06/01/40	248,188
200,000		TransCanada PipeLines Ltd	5.000	10/16/43	221,742
300,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	249,750
1,045,000		Vale Overseas Ltd	4.625	09/15/20	1,069,558
68

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$400,000	Vale Overseas Ltd	5.875%	06/10/21	$419,000
1,542,000	Vale Overseas Ltd	4.375	01/11/22	1,515,015
150,000	Vale Overseas Ltd	8.250	01/17/34	165,375
1,164,000	Vale Overseas Ltd	6.875	11/21/36	1,146,540
680,000	Valero Energy Corp	6.125	02/01/20	750,083
400,000	Valero Energy Corp	3.650	03/15/25	396,215
500,000	Valero Energy Corp	3.400	09/15/26	478,295
330,000	Valero Energy Corp	7.500	04/15/32	404,762
500,000	Valero Energy Corp	6.625	06/15/37	584,321
300,000	Valero Energy Corp	4.900	03/15/45	298,400
200,000	Valero Energy Partners LP	4.375	12/15/26	202,356
	TOTAL ENERGY			162,063,564

FOOD & STAPLES RETAILING - 0.3%
1,000,000	CVS Health Corp	1.900	07/20/18	1,003,676
750,000	CVS Health Corp	2.250	08/12/19	753,789
1,000,000	CVS Health Corp	2.800	07/20/20	1,014,461
500,000	CVS Health Corp	4.125	05/15/21	528,605
650,000	CVS Health Corp	2.125	06/01/21	638,625
500,000	CVS Health Corp	3.500	07/20/22	513,210
500,000	CVS Health Corp	2.750	12/01/22	491,993
250,000	CVS Health Corp	4.000	12/05/23	263,130
900,000	CVS Health Corp	3.375	08/12/24	901,712
819,000	CVS Health Corp	3.875	07/20/25	843,790
600,000	CVS Health Corp	2.875	06/01/26	571,051
400,000	CVS Health Corp	5.300	12/05/43	452,396
1,500,000	CVS Health Corp	5.125	07/20/45	1,668,454
235,000	Delhaize Group S.A.	5.700	10/01/40	259,966
55,000	Kroger Co	6.800	12/15/18	60,196
100,000	Kroger Co	2.000	01/15/19	100,207
225,000	Kroger Co	1.500	09/30/19	221,476
445,000	Kroger Co	6.150	01/15/20	492,333
200,000	Kroger Co	2.950	11/01/21	201,053
200,000	Kroger Co	3.400	04/15/22	203,672
200,000	Kroger Co	3.850	08/01/23	207,465
300,000	Kroger Co	4.000	02/01/24	312,712
100,000	Kroger Co	3.500	02/01/26	100,323
300,000	Kroger Co	2.650	10/15/26	278,286
100,000	Kroger Co	6.900	04/15/38	127,670
250,000	Kroger Co	5.000	04/15/42	263,411
300,000	Kroger Co	5.150	08/01/43	322,837
300,000	Kroger Co	3.875	10/15/46	272,538
200,000	Starbucks Corp	2.000	12/05/18	201,959
200,000	Starbucks Corp	2.100	02/04/21	199,195
200,000	Starbucks Corp	2.700	06/15/22	200,829
350,000	Starbucks Corp	3.850	10/01/23	373,048
175,000	Starbucks Corp	2.450	06/15/26	166,757
200,000	Starbucks Corp	4.300	06/15/45	209,599
200,000	SYSCO Corp	5.250	02/12/18	207,709
300,000	SYSCO Corp	1.900	04/01/19	298,948
500,000	SYSCO Corp	2.600	10/01/20	503,944
125,000	SYSCO Corp	2.500	07/15/21	123,554
69

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$250,000	SYSCO Corp	2.600%	06/12/22	$245,863
225,000	SYSCO Corp	3.300	07/15/26	220,473
100,000	SYSCO Corp	5.375	09/21/35	109,187
300,000	SYSCO Corp	4.850	10/01/45	317,595
500,000	SYSCO Corp	4.500	04/01/46	503,090
25,000	Walgreen Co	5.250	01/15/19	26,449
200,000	Walgreen Co	3.100	09/15/22	199,749
200,000	Walgreen Co	4.400	09/15/42	192,725
150,000	Walgreens Boots Alliance, Inc	1.750	11/17/17	150,365
300,000	Walgreens Boots Alliance, Inc	1.750	05/30/18	300,254
1,125,000	Walgreens Boots Alliance, Inc	2.700	11/18/19	1,139,380
400,000	Walgreens Boots Alliance, Inc	2.600	06/01/21	397,137
500,000	Walgreens Boots Alliance, Inc	3.300	11/18/21	508,913
500,000	Walgreens Boots Alliance, Inc	3.100	06/01/23	496,146
400,000	Walgreens Boots Alliance, Inc	3.800	11/18/24	406,621
1,000,000	Walgreens Boots Alliance, Inc	3.450	06/01/26	980,177
400,000	Walgreens Boots Alliance, Inc	4.500	11/18/34	401,902
400,000	Walgreens Boots Alliance, Inc	4.800	11/18/44	410,342
125,000	Walgreens Boots Alliance, Inc	4.650	06/01/46	126,596
200,000	Whole Foods Market, Inc	5.200	12/03/25	211,495
	TOTAL FOOD & STAPLES RETAILING			22,899,038

FOOD, BEVERAGE & TOBACCO - 1.3%
228,000	Altria Group, Inc	9.250	08/06/19	268,921
300,000	Altria Group, Inc	2.625	01/14/20	303,266
1,800,000	Altria Group, Inc	4.750	05/05/21	1,959,986
800,000	Altria Group, Inc	2.850	08/09/22	800,099
200,000	Altria Group, Inc	2.950	05/02/23	199,659
200,000	Altria Group, Inc	2.625	09/16/26	189,104
800,000	Altria Group, Inc	4.250	08/09/42	785,790
300,000	Altria Group, Inc	4.500	05/02/43	304,328
600,000	Altria Group, Inc	5.375	01/31/44	691,775
300,000	Altria Group, Inc	3.875	09/16/46	276,284
2,000,000	Anheuser-Busch InBev Finance, Inc	1.900	02/01/19	2,002,424
500,000	Anheuser-Busch InBev Finance, Inc	2.150	02/01/19	502,913
2,000,000	Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	2,009,176
500,000	Anheuser-Busch InBev Finance, Inc	2.625	01/17/23	489,610
2,000,000	Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	2,033,378
500,000	Anheuser-Busch InBev Finance, Inc	3.700	02/01/24	517,416
7,100,000	Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	7,196,766
2,500,000	Anheuser-Busch InBev Finance, Inc	4.700	02/01/36	2,628,810
1,000,000	Anheuser-Busch InBev Finance, Inc	4.625	02/01/44	1,038,034
3,025,000	Anheuser-Busch InBev Finance, Inc	4.900	02/01/46	3,248,042
1,390,000	Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	1,509,872
2,750,000	Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	2,703,602
485,000	Anheuser-Busch InBev Worldwide, Inc	6.375	01/15/40	603,835
500,000	Anheuser-Busch InBev Worldwide, Inc	3.750	07/15/42	448,818
719,000	Archer-Daniels-Midland Co	5.450	03/15/18	753,037
400,000	Archer-Daniels-Midland Co	2.500	08/11/26	377,259
740,000	Archer-Daniels-Midland Co	4.016	04/16/43	723,284
200,000	Beam, Inc	1.750	06/15/18	199,461
200,000	Beam, Inc	3.250	05/15/22	200,271
200,000	Beam, Inc	3.250	06/15/23	195,417
70

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Brown-Forman Corp	1.000%	01/15/18	$199,243
200,000	Brown-Forman Corp	2.250	01/15/23	194,326
200,000	Brown-Forman Corp	4.500	07/15/45	208,654
100,000	Bunge Ltd	8.500	06/15/19	114,519
500,000	Bunge Ltd	3.500	11/24/20	508,519
100,000	Campbell Soup Co	4.250	04/15/21	106,505
150,000	Campbell Soup Co	2.500	08/02/22	148,080
150,000	Campbell Soup Co	3.800	08/02/42	134,934
300,000	Coca-Cola Bottling Co Consolidated	3.800	11/25/25	300,859
400,000	Coca-Cola Co	1.150	04/01/18	399,040
300,000	Coca-Cola Co	2.500	04/01/23	296,518
500,000	Coca-Cola Co	1.650	03/14/18	501,635
300,000	Coca-Cola Co	1.650	11/01/18	301,140
500,000	Coca-Cola Co	1.375	05/30/19	496,549
500,000	Coca-Cola Co	1.875	10/27/20	495,364
300,000	Coca-Cola Co	2.450	11/01/20	302,862
410,000	Coca-Cola Co	3.150	11/15/20	425,599
400,000	Coca-Cola Co	1.550	09/01/21	388,313
1,000,000	Coca-Cola Co	3.200	11/01/23	1,031,501
500,000	Coca-Cola Co	2.875	10/27/25	492,716
300,000	Coca-Cola Co	2.550	06/01/26	283,923
400,000	Coca-Cola Co	2.250	09/01/26	376,117
100,000	Coca-Cola Enterprises, Inc	3.500	09/15/20	103,016
100,000	Coca-Cola Enterprises, Inc	3.250	08/19/21	101,505
200,000	Coca-Cola Femsa SAB de C.V.	2.375	11/26/18	201,348
100,000	Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	105,687
500,000	Coca-Cola Femsa SAB de C.V.	3.875	11/26/23	509,780
200,000	Coca-Cola Femsa SAB de C.V.	5.250	11/26/43	215,156
200,000	ConAgra Foods, Inc	3.250	09/15/22	200,705
572,000	ConAgra Foods, Inc	3.200	01/25/23	570,223
100,000	ConAgra Foods, Inc	7.000	10/01/28	122,062
600,000	Constellation Brands, Inc	3.875	11/15/19	621,030
750,000	Constellation Brands, Inc	4.750	12/01/25	795,000
750,000	Constellation Brands, Inc	3.700	12/06/26	732,780
100,000	Corn Products International, Inc	4.625	11/01/20	107,097
325,000	Diageo Capital plc	5.750	10/23/17	336,018
500,000	Diageo Capital plc	1.125	04/29/18	496,790
200,000	Diageo Capital plc	5.875	09/30/36	242,664
400,000	Diageo Capital plc	3.875	04/29/43	380,284
350,000	Dr Pepper Snapple Group, Inc	2.600	01/15/19	355,000
150,000	Dr Pepper Snapple Group, Inc	2.000	01/15/20	148,859
500,000	Dr Pepper Snapple Group, Inc	2.530	11/15/21	496,605
150,000	Dr Pepper Snapple Group, Inc	2.700	11/15/22	147,823
500,000	Dr Pepper Snapple Group, Inc	3.130	12/15/23	499,520
200,000	Dr Pepper Snapple Group, Inc	3.400	11/15/25	199,356
200,000	Dr Pepper Snapple Group, Inc	2.550	09/15/26	184,925
500,000	Dr Pepper Snapple Group, Inc	3.430	06/15/27	497,644
200,000	Dr Pepper Snapple Group, Inc	4.500	11/15/45	202,507
500,000	Dr Pepper Snapple Group, Inc	4.420	12/15/46	507,494
150,000	Flowers Foods, Inc	4.375	04/01/22	157,482
100,000	Flowers Foods, Inc	3.500	10/01/26	95,047
200,000	Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	190,481
71

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Fomento Economico Mexicano SAB de C.V.	4.375%	05/10/43	$283,465
500,000	General Mills, Inc	1.400	10/20/17	500,552
210,000	General Mills, Inc	5.650	02/15/19	225,699
175,000	General Mills, Inc	2.200	10/21/19	175,767
200,000	General Mills, Inc	3.150	12/15/21	204,096
500,000	General Mills, Inc	3.650	02/15/24	519,203
150,000	General Mills, Inc	5.400	06/15/40	169,851
100,000	General Mills, Inc	4.150	02/15/43	96,217
150,000	Hershey Co	4.125	12/01/20	160,896
500,000	Hershey Co	2.300	08/15/26	464,299
300,000	Hershey Co	3.375	08/15/46	265,018
300,000	Ingredion, Inc	3.200	10/01/26	293,166
125,000	JM Smucker Co	1.750	03/15/18	125,147
175,000	JM Smucker Co	2.500	03/15/20	175,735
100,000	JM Smucker Co	3.500	10/15/21	103,854
300,000	JM Smucker Co	3.000	03/15/22	302,588
100,000	JM Smucker Co	3.500	03/15/25	100,704
300,000	JM Smucker Co	4.250	03/15/35	302,399
300,000	JM Smucker Co	4.375	03/15/45	297,067
1,279,000	Kellogg Co	4.000	12/15/20	1,345,791
500,000	Kellogg Co	2.650	12/01/23	483,117
125,000	Kellogg Co	3.250	04/01/26	121,846
150,000	Kellogg Co	4.500	04/01/46	146,293
1,525,000	Kraft Foods Group, Inc	3.500	06/06/22	1,549,969
300,000	Kraft Foods Group, Inc	6.500	02/09/40	364,945
700,000	Kraft Foods Group, Inc	5.000	06/04/42	715,472
475,000	Kraft Heinz Foods Co	2.000	07/02/18	475,030
300,000	Kraft Heinz Foods Co	2.800	07/02/20	302,641
200,000	Kraft Heinz Foods Co	3.500	07/15/22	202,810
900,000	Kraft Heinz Foods Co	3.950	07/15/25	910,563
1,000,000	Kraft Heinz Foods Co	3.000	06/01/26	937,455
600,000	Kraft Heinz Foods Co	5.000	07/15/35	628,525
1,000,000	Kraft Heinz Foods Co	5.200	07/15/45	1,044,869
1,000,000	Kraft Heinz Foods Co	4.375	06/01/46	939,108
200,000	McCormick & Co, Inc	3.500	09/01/23	204,634
200,000	McCormick & Co, Inc	3.250	11/15/25	197,398
385,000	Mead Johnson Nutrition Co	4.900	11/01/19	412,469
100,000	Mead Johnson Nutrition Co	3.000	11/15/20	101,174
225,000	Mead Johnson Nutrition Co	4.125	11/15/25	229,735
350,000	Mead Johnson Nutrition Co	4.600	06/01/44	337,580
350,000	Molson Coors Brewing Co	1.450	07/15/19	344,686
500,000	Molson Coors Brewing Co	2.100	07/15/21	486,510
150,000	Molson Coors Brewing Co	3.500	05/01/22	154,246
750,000	Molson Coors Brewing Co	3.000	07/15/26	707,927
300,000	Molson Coors Brewing Co	5.000	05/01/42	313,041
750,000	Molson Coors Brewing Co	4.200	07/15/46	697,827
400,000	PepsiCo, Inc	2.250	01/07/19	404,668
100,000	PepsiCo, Inc	1.500	02/22/19	99,628
300,000	PepsiCo, Inc	1.350	10/04/19	297,577
100,000	PepsiCo, Inc	4.500	01/15/20	107,539
500,000	PepsiCo, Inc	1.850	04/30/20	495,353
300,000	PepsiCo, Inc	2.150	10/14/20	300,305
400,000	PepsiCo, Inc	3.125	11/01/20	413,661
72

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	PepsiCo, Inc	3.000%	08/25/21	$205,633
1,300,000	PepsiCo, Inc	1.700	10/06/21	1,262,949
400,000	PepsiCo, Inc	2.750	03/05/22	404,317
300,000	PepsiCo, Inc	3.100	07/17/22	307,871
500,000	PepsiCo, Inc	2.750	03/01/23	498,917
1,000,000	PepsiCo, Inc	3.600	03/01/24	1,041,815
300,000	PepsiCo, Inc	2.750	04/30/25	293,543
425,000	PepsiCo, Inc	3.500	07/17/25	438,693
100,000	PepsiCo, Inc	2.850	02/24/26	98,426
400,000	PepsiCo, Inc	2.375	10/06/26	377,995
310,000	PepsiCo, Inc	4.875	11/01/40	342,799
400,000	PepsiCo, Inc	4.000	03/05/42	396,241
200,000	PepsiCo, Inc	3.600	08/13/42	186,080
450,000	PepsiCo, Inc	4.600	07/17/45	489,452
800,000	PepsiCo, Inc	4.450	04/14/46	850,313
275,000	PepsiCo, Inc	3.450	10/06/46	249,965
1,300,000	Philip Morris International, Inc	5.650	05/16/18	1,369,872
300,000	Philip Morris International, Inc	1.875	01/15/19	299,970
300,000	Philip Morris International, Inc	1.375	02/25/19	296,745
200,000	Philip Morris International, Inc	2.900	11/15/21	202,487
200,000	Philip Morris International, Inc	2.500	08/22/22	195,475
500,000	Philip Morris International, Inc	2.625	03/06/23	491,384
300,000	Philip Morris International, Inc	2.125	05/10/23	285,724
300,000	Philip Morris International, Inc	3.600	11/15/23	311,468
500,000	Philip Morris International, Inc	3.250	11/10/24	502,758
300,000	Philip Morris International, Inc	3.375	08/11/25	304,609
700,000	Philip Morris International, Inc	2.750	02/25/26	671,926
240,000	Philip Morris International, Inc	6.375	05/16/38	307,250
150,000	Philip Morris International, Inc	4.375	11/15/41	150,947
200,000	Philip Morris International, Inc	4.500	03/20/42	203,703
150,000	Philip Morris International, Inc	3.875	08/21/42	139,006
300,000	Philip Morris International, Inc	4.125	03/04/43	289,740
200,000	Philip Morris International, Inc	4.875	11/15/43	214,716
800,000	Philip Morris International, Inc	4.250	11/10/44	788,346
1,050,000	Reynolds American, Inc	2.300	06/12/18	1,056,492
270,000	Reynolds American, Inc	6.875	05/01/20	306,411
175,000	Reynolds American, Inc	3.250	06/12/20	179,213
750,000	Reynolds American, Inc	4.000	06/12/22	783,623
200,000	Reynolds American, Inc	4.850	09/15/23	216,982
750,000	Reynolds American, Inc	5.700	08/15/35	859,976
65,000	Reynolds American, Inc	7.250	06/15/37	85,039
200,000	Reynolds American, Inc	6.150	09/15/43	240,898
750,000	Reynolds American, Inc	5.850	08/15/45	886,457
133,000	Sara Lee Corp	4.100	09/15/20	139,236
400,000	Tyson Foods, Inc	4.500	06/15/22	425,228
500,000	Tyson Foods, Inc	3.950	08/15/24	508,806
500,000	Tyson Foods, Inc	5.150	08/15/44	517,489
	TOTAL FOOD, BEVERAGE & TOBACCO			94,308,541

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
200,000	Allergan, Inc	1.350	03/15/18	198,534
250,000	Allergan, Inc	3.375	09/15/20	255,705
73

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Allergan, Inc	2.800%	03/15/23	$191,310
200,000	Allina Health System	4.805	11/15/45	212,789
100,000	AmerisourceBergen Corp	3.500	11/15/21	102,846
400,000	AmerisourceBergen Corp	3.400	05/15/24	401,970
200,000	AmerisourceBergen Corp	3.250	03/01/25	198,092
400,000	Ascension Health	3.945	11/15/46	381,116
200,000	Ascension Health, Inc	4.847	11/15/53	217,597
300,000	Baxter International, Inc	1.700	08/15/21	288,341
300,000	Baxter International, Inc	2.600	08/15/26	276,530
300,000	Baxter International, Inc	3.500	08/15/46	251,244
290,000	Baylor Scott & White Holdings	4.185	11/15/45	282,366
200,000	Baylor Scott & White Holdings	3.967	11/15/46	188,124
580,000	Becton Dickinson & Co	1.800	12/15/17	581,281
414,000	Becton Dickinson & Co	2.675	12/15/19	419,837
150,000	Becton Dickinson & Co	3.250	11/12/20	154,108
850,000	Becton Dickinson & Co	3.125	11/08/21	870,610
200,000	Becton Dickinson & Co	3.300	03/01/23	200,668
151,000	Becton Dickinson & Co	3.734	12/15/24	154,282
300,000	Becton Dickinson & Co	4.875	05/15/44	311,766
500,000	Becton Dickinson & Co	4.685	12/15/44	517,993
100,000	Bio-Rad Laboratories, Inc	4.875	12/15/20	106,784
650,000	Boston Scientific Corp	6.000	01/15/20	713,814
300,000	Boston Scientific Corp	2.850	05/15/20	304,301
300,000	Boston Scientific Corp	3.375	05/15/22	304,610
150,000	Boston Scientific Corp	4.125	10/01/23	155,448
400,000	Boston Scientific Corp	3.850	05/15/25	400,268
200,000	Cardinal Health, Inc	1.700	03/15/18	199,773
200,000	Cardinal Health, Inc	1.950	06/15/18	200,404
200,000	Cardinal Health, Inc	2.400	11/15/19	201,359
100,000	Cardinal Health, Inc	4.625	12/15/20	107,161
100,000	Cardinal Health, Inc	3.200	06/15/22	100,902
200,000	Cardinal Health, Inc	3.200	03/15/23	201,591
100,000	Cardinal Health, Inc	3.500	11/15/24	100,985
200,000	Cardinal Health, Inc	3.750	09/15/25	206,293
100,000	Cardinal Health, Inc	4.600	03/15/43	98,638
200,000	Cardinal Health, Inc	4.500	11/15/44	197,874
200,000	Cardinal Health, Inc	4.900	09/15/45	210,628
100,000	Coventry Health Care, Inc	5.450	06/15/21	110,956
450,000	Covidien International Finance S.A.	6.000	10/15/17	466,004
650,000	Covidien International Finance S.A.	3.200	06/15/22	664,886
225,000	CR Bard, Inc	1.375	01/15/18	224,512
100,000	CR Bard, Inc	4.400	01/15/21	106,961
200,000	CR Bard, Inc	3.000	05/15/26	190,621
250,000	Dignity Health	3.812	11/01/24	248,498
200,000	Dignity Health	5.267	11/01/64	194,692
100,000	Edwards Lifesciences Corp	2.875	10/15/18	101,483
900,000	Express Scripts Holding Co	2.250	06/15/19	899,664
150,000	Express Scripts Holding Co	3.300	02/25/21	152,691
250,000	Express Scripts Holding Co	4.750	11/15/21	268,268
525,000	Express Scripts Holding Co	3.900	02/15/22	545,533
1,100,000	Express Scripts Holding Co	3.000	07/15/23	1,063,615
300,000	Express Scripts Holding Co	3.500	06/15/24	296,110
150,000	Express Scripts Holding Co	4.500	02/25/26	154,215
74

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Express Scripts Holding Co	3.400%	03/01/27	$467,734
93,000	Express Scripts Holding Co	6.125	11/15/41	105,857
750,000	Express Scripts Holding Co	4.800	07/15/46	716,700
100,000	Johns Hopkins Health System Corp	3.837	05/15/46	94,625
100,000	Kaiser Foundation Hospitals	3.500	04/01/22	103,089
100,000	Kaiser Foundation Hospitals	4.875	04/01/42	109,960
200,000	Keysight Technologies, Inc	3.300	10/30/19	202,997
200,000	Keysight Technologies, Inc	4.550	10/30/24	197,759
250,000	Laboratory Corp of America Holdings	2.500	11/01/18	252,154
150,000	Laboratory Corp of America Holdings	2.625	02/01/20	149,775
300,000	Laboratory Corp of America Holdings	3.200	02/01/22	302,191
200,000	Laboratory Corp of America Holdings	3.750	08/23/22	205,022
200,000	Laboratory Corp of America Holdings	4.000	11/01/23	204,682
100,000	Laboratory Corp of America Holdings	3.600	02/01/25	99,436
300,000	Laboratory Corp of America Holdings	4.700	02/01/45	295,756
200,000	Mayo Clinic	4.128	11/15/52	196,203
200,000	Mayo Clinic Rochester	4.000	11/15/47	190,974
25,000	McKesson Corp	5.700	03/01/17	25,172
180,000	McKesson Corp	4.750	03/01/21	192,841
600,000	McKesson Corp	2.700	12/15/22	586,183
200,000	McKesson Corp	2.850	03/15/23	195,466
500,000	McKesson Corp	3.796	03/15/24	514,763
100,000	McKesson Corp	6.000	03/01/41	115,507
375,000	McKesson Corp	4.883	03/15/44	380,767
625,000	Medtronic, Inc	1.500	03/15/18	624,928
250,000	Medtronic, Inc	1.375	04/01/18	249,538
875,000	Medtronic, Inc	2.500	03/15/20	884,310
1,000,000	Medtronic, Inc	3.150	03/15/22	1,023,062
1,000,000	Medtronic, Inc	3.625	03/15/24	1,039,488
2,500,000	Medtronic, Inc	3.500	03/15/25	2,570,947
936,000	Medtronic, Inc	4.375	03/15/35	988,666
200,000	Medtronic, Inc	4.500	03/15/42	208,297
1,000,000	Medtronic, Inc	4.625	03/15/44	1,072,071
850,000	Medtronic, Inc	4.625	03/15/45	917,364
300,000	New York and Presbyterian Hospital	4.024	08/01/45	290,568
150,000	New York and Presbyterian Hospital	4.063	08/01/56	140,013
140,000	Northwell Healthcare, Inc	3.979	11/01/46	128,616
350,000	NYU Hospitals Center	5.750	07/01/43	406,783
100,000	Owens & Minor, Inc	3.875	09/15/21	100,135
150,000	PerkinElmer, Inc	5.000	11/15/21	161,898
250,000	Premier Health Partners	2.911	11/15/26	229,924
200,000	Providence St. Joseph Health Obligated Group	2.746	10/01/26	189,039
100,000	Providence St. Joseph Health Obligated Group	3.744	10/01/47	92,071
300,000	Quest Diagnostics, Inc	2.700	04/01/19	302,825
200,000	Quest Diagnostics, Inc	2.500	03/30/20	199,750
400,000	Quest Diagnostics, Inc	4.700	04/01/21	428,974
125,000	Quest Diagnostics, Inc	3.500	03/30/25	123,353
300,000	Quest Diagnostics, Inc	4.700	03/30/45	298,391
200,000	Southern Baptist Hospital of Florida, Inc	4.857	07/15/45	215,695
300,000	St. Jude Medical, Inc	2.800	09/15/20	301,462
200,000	St. Jude Medical, Inc	3.250	04/15/23	198,551
300,000	St. Jude Medical, Inc	3.875	09/15/25	301,844
75

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	St. Jude Medical, Inc	4.750%	04/15/43	$195,401
200,000	Stryker Corp	1.300	04/01/18	199,134
125,000	Stryker Corp	2.000	03/08/19	125,032
90,000	Stryker Corp	4.375	01/15/20	95,771
100,000	Stryker Corp	2.625	03/15/21	100,303
200,000	Stryker Corp	3.375	05/15/24	200,898
200,000	Stryker Corp	3.375	11/01/25	198,455
600,000	Stryker Corp	3.500	03/15/26	604,820
200,000	Stryker Corp	4.100	04/01/43	186,350
200,000	Stryker Corp	4.375	05/15/44	193,612
250,000	Stryker Corp	4.625	03/15/46	254,416
100,000	Texas Health Resources	4.330	11/15/55	99,750
350,000	Thermo Fisher Scientific, Inc	1.850	01/15/18	350,462
200,000	Thermo Fisher Scientific, Inc	2.150	12/14/18	200,876
100,000	Thermo Fisher Scientific, Inc	2.400	02/01/19	100,724
650,000	Thermo Fisher Scientific, Inc	3.300	02/15/22	659,721
250,000	Thermo Fisher Scientific, Inc	3.150	01/15/23	249,999
300,000	Thermo Fisher Scientific, Inc	3.000	04/15/23	294,539
600,000	Thermo Fisher Scientific, Inc	4.150	02/01/24	624,122
150,000	Thermo Fisher Scientific, Inc	3.650	12/15/25	150,284
775,000	Thermo Fisher Scientific, Inc	2.950	09/19/26	729,831
200,000	Thermo Fisher Scientific, Inc	5.300	02/01/44	223,357
200,000	Trinity Health Corp	4.125	12/01/45	193,757
750,000	Zimmer Holdings, Inc	1.450	04/01/17	750,174
750,000	Zimmer Holdings, Inc	3.150	04/01/22	747,182
625,000	Zimmer Holdings, Inc	3.550	04/01/25	607,958
125,000	Zimmer Holdings, Inc	4.250	08/15/35	116,382
	TOTAL HEALTH CARE EQUIPMENT & SERVICES			44,204,137

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000	Clorox Co	3.800	11/15/21	105,384
100,000	Clorox Co	3.050	09/15/22	101,290
200,000	Clorox Co	3.500	12/15/24	204,183
100,000	Colgate-Palmolive Co	0.900	05/01/18	99,471
300,000	Colgate-Palmolive Co	1.750	03/15/19	301,061
200,000	Colgate-Palmolive Co	2.300	05/03/22	197,944
200,000	Colgate-Palmolive Co	1.950	02/01/23	192,055
300,000	Colgate-Palmolive Co	3.250	03/15/24	309,771
60,000	Colgate-Palmolive Co	6.450	06/16/28	75,411
300,000	Colgate-Palmolive Co	4.000	08/15/45	308,557
200,000	Ecolab, Inc	2.000	01/14/19	200,110
375,000	Ecolab, Inc	2.250	01/12/20	374,659
350,000	Ecolab, Inc	4.350	12/08/21	377,870
200,000	Ecolab, Inc	3.250	01/14/23	203,445
625,000	Ecolab, Inc	2.700	11/01/26	594,150
100,000	Ecolab, Inc	5.500	12/08/41	117,389
100,000	Ecolab, Inc	3.700	11/01/46	90,731
200,000	Estee Lauder Cos, Inc	2.350	08/15/22	196,740
100,000	Estee Lauder Cos, Inc	6.000	05/15/37	120,085
300,000	Estee Lauder Cos, Inc	4.375	06/15/45	309,631
300,000	Procter & Gamble Co	1.900	11/01/19	302,577
500,000	Procter & Gamble Co	1.850	02/02/21	494,351
800,000	Procter & Gamble Co	2.300	02/06/22	800,777
76

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$600,000		Procter & Gamble Co	3.100%	08/15/23	$617,049
750,000		Procter & Gamble Co	2.700	02/02/26	736,454
750,000		Procter & Gamble Co	2.450	11/03/26	717,569
22,000		Procter & Gamble Co	5.550	03/05/37	28,411
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			8,177,125

INSURANCE - 1.2%
25,000		ACE INA Holdings, Inc	5.800	03/15/18	26,253
500,000		ACE INA Holdings, Inc	5.900	06/15/19	546,974
500,000		ACE INA Holdings, Inc	2.300	11/03/20	499,496
500,000		ACE INA Holdings, Inc	2.875	11/03/22	503,530
250,000		ACE INA Holdings, Inc	2.700	03/13/23	247,120
300,000		ACE INA Holdings, Inc	3.350	05/15/24	305,275
400,000		ACE INA Holdings, Inc	3.150	03/15/25	398,044
675,000		ACE INA Holdings, Inc	3.350	05/03/26	682,743
150,000		ACE INA Holdings, Inc	4.150	03/13/43	151,135
600,000		ACE INA Holdings, Inc	4.350	11/03/45	632,482
125,000		Aetna, Inc	1.500	11/15/17	124,892
750,000		Aetna, Inc	1.700	06/07/18	749,189
300,000		Aetna, Inc	2.200	03/15/19	300,688
750,000		Aetna, Inc	1.900	06/07/19	748,087
250,000		Aetna, Inc	3.950	09/01/20	262,782
500,000		Aetna, Inc	2.750	11/15/22	490,634
750,000		Aetna, Inc	2.800	06/15/23	737,927
1,500,000		Aetna, Inc	3.200	06/15/26	1,481,715
1,750,000		Aetna, Inc	4.250	06/15/36	1,751,815
240,000		Aetna, Inc	6.625	06/15/36	304,874
350,000		Aetna, Inc	4.500	05/15/42	354,318
500,000		Aetna, Inc	4.125	11/15/42	476,090
500,000		Aetna, Inc	4.375	06/15/46	501,056
200,000		Aflac, Inc	2.400	03/16/20	200,592
300,000		Aflac, Inc	4.000	02/15/22	316,954
600,000		Aflac, Inc	3.625	06/15/23	620,423
200,000		Aflac, Inc	3.625	11/15/24	205,584
200,000		Aflac, Inc	3.250	03/17/25	199,251
200,000		Aflac, Inc	2.875	10/15/26	191,314
200,000		Aflac, Inc	4.000	10/15/46	190,190
300,000		Alleghany Corp	4.950	06/27/22	324,880
200,000		Alleghany Corp	4.900	09/15/44	192,818
300,000		Allied World Assurance Co Holdings Ltd	4.350	10/29/25	298,812
1,250,000		Allstate Corp	3.150	06/15/23	1,264,410
100,000		Allstate Corp	3.280	12/15/26	100,181
600,000		Allstate Corp	4.500	06/15/43	635,131
100,000		Allstate Corp	4.200	12/15/46	101,839
200,000	i	Allstate Corp	5.750	08/15/53	206,780
100,000		American Financial Group, Inc	9.875	06/15/19	117,317
100,000		American Financial Group, Inc	3.500	08/15/26	95,638
1,325,000		American International Group, Inc	2.300	07/16/19	1,330,692
300,000		American International Group, Inc	3.300	03/01/21	307,035
1,600,000		American International Group, Inc	4.875	06/01/22	1,746,654
200,000		American International Group, Inc	3.750	07/10/25	201,032
300,000		American International Group, Inc	3.900	04/01/26	304,854
77

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		American International Group, Inc	3.875%	01/15/35	$468,928
300,000		American International Group, Inc	4.700	07/10/35	310,456
800,000		American International Group, Inc	6.250	05/01/36	955,241
500,000		American International Group, Inc	4.500	07/16/44	492,083
300,000		American International Group, Inc	4.800	07/10/45	310,775
200,000		American International Group, Inc	4.375	01/15/55	182,835
50,000		Aon plc	5.000	09/30/20	53,823
200,000		Aon plc	2.800	03/15/21	199,749
200,000		Aon plc	4.000	11/27/23	207,289
300,000		Aon plc	3.500	06/14/24	300,569
300,000		Aon plc	3.875	12/15/25	305,375
200,000		Aon plc	6.250	09/30/40	241,291
100,000		Aon plc	4.250	12/12/42	93,509
200,000		Aon plc	4.450	05/24/43	192,472
250,000		Aon plc	4.750	05/15/45	252,212
200,000		Arch Capital Group Ltd	4.011	12/15/26	202,583
200,000		Arch Capital Group Ltd	5.031	12/15/46	209,271
300,000		Arch Capital Group US, Inc	5.144	11/01/43	316,167
200,000		Aspen Insurance Holdings Ltd	4.650	11/15/23	205,632
100,000		Assurant, Inc	2.500	03/15/18	101,031
100,000		Assurant, Inc	4.000	03/15/23	100,604
38,000		Assurant, Inc	6.750	02/15/34	45,906
200,000		Assured Guaranty US Holdings, Inc	5.000	07/01/24	210,983
270,000		AXA S.A.	8.600	12/15/30	371,250
200,000		AXIS Specialty Finance plc	2.650	04/01/19	201,330
50,000		AXIS Specialty Finance plc	5.875	06/01/20	54,770
200,000		AXIS Specialty Finance plc	5.150	04/01/45	197,498
750,000		Berkshire Hathaway Finance Corp	1.450	03/07/18	750,639
225,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	224,391
750,000		Berkshire Hathaway Finance Corp	5.400	05/15/18	789,215
600,000		Berkshire Hathaway Finance Corp	2.000	08/15/18	604,168
750,000		Berkshire Hathaway Finance Corp	1.700	03/15/19	749,158
425,000		Berkshire Hathaway Finance Corp	1.300	08/15/19	419,648
200,000		Berkshire Hathaway Finance Corp	2.900	10/15/20	204,675
400,000		Berkshire Hathaway Finance Corp	3.000	05/15/22	407,143
300,000		Berkshire Hathaway Finance Corp	4.400	05/15/42	315,220
250,000		Berkshire Hathaway Finance Corp	4.300	05/15/43	257,775
40,000		Chubb Corp	5.750	05/15/18	42,205
350,000		Chubb Corp	6.000	05/11/37	435,888
300,000	i	Chubb Corp	6.375	04/15/37	282,000
540,000		Cigna Corp	5.125	06/15/20	584,642
400,000		Cigna Corp	4.500	03/15/21	424,805
400,000		Cigna Corp	3.250	04/15/25	389,068
400,000		Cigna Corp	5.375	02/15/42	444,823
200,000		Cincinnati Financial Corp	6.920	05/15/28	249,628
500,000		CNA Financial Corp	5.750	08/15/21	558,060
125,000		CNA Financial Corp	3.950	05/15/24	126,647
200,000		CNA Financial Corp	4.500	03/01/26	208,868
300,000		Everest Reinsurance Holdings, Inc	4.868	06/01/44	290,436
250,000		Fidelity National Financial, Inc	5.500	09/01/22	264,160
100,000		First American Financial Corp	4.300	02/01/23	98,171
200,000		Hanover Insurance Group, Inc	4.500	04/15/26	200,702
250,000		Hartford Financial Services Group, Inc	5.125	04/15/22	277,020
78

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$321,000	Hartford Financial Services Group, Inc	6.625%	03/30/40	$395,496
400,000	Hartford Financial Services Group, Inc	4.300	04/15/43	369,828
300,000	Humana, Inc	2.625	10/01/19	302,263
100,000	Humana, Inc	3.150	12/01/22	99,810
300,000	Humana, Inc	3.850	10/01/24	306,747
100,000	Humana, Inc	8.150	06/15/38	135,703
200,000	Humana, Inc	4.625	12/01/42	191,530
300,000	Humana, Inc	4.950	10/01/44	314,726
100,000	Infinity Property & Casualty Corp	5.000	09/19/22	101,823
229,000	ING US, Inc	2.900	02/15/18	231,809
200,000	ING US, Inc	5.700	07/15/43	217,808
200,000	Kemper Corp	4.350	02/15/25	198,589
400,000	Leucadia National Corp	5.500	10/18/23	423,196
62,000	Lincoln National Corp	8.750	07/01/19	71,307
400,000	Lincoln National Corp	4.200	03/15/22	422,958
525,000	Lincoln National Corp	4.000	09/01/23	546,715
175,000	Lincoln National Corp	3.350	03/09/25	174,078
100,000	Lincoln National Corp	3.625	12/12/26	99,616
2,000	Lincoln National Corp	6.150	04/07/36	2,341
150,000	Lincoln National Corp	7.000	06/15/40	189,083
200,000	Loews Corp	2.625	05/15/23	194,150
200,000	Loews Corp	3.750	04/01/26	203,021
200,000	Loews Corp	4.125	05/15/43	191,503
100,000	Manulife Financial Corp	4.900	09/17/20	107,196
700,000	Manulife Financial Corp	4.150	03/04/26	729,793
200,000	Manulife Financial Corp	5.375	03/04/46	227,726
150,000	Markel Corp	4.900	07/01/22	161,647
100,000	Markel Corp	3.625	03/30/23	100,158
100,000	Markel Corp	5.000	03/30/43	101,242
150,000	Markel Corp	5.000	04/05/46	150,576
100,000	Marsh & McLennan Cos, Inc	2.550	10/15/18	100,922
500,000	Marsh & McLennan Cos, Inc	2.350	09/10/19	502,585
150,000	Marsh & McLennan Cos, Inc	4.800	07/15/21	162,912
200,000	Marsh & McLennan Cos, Inc	3.300	03/14/23	203,053
200,000	Marsh & McLennan Cos, Inc	4.050	10/15/23	210,868
152,000	Marsh & McLennan Cos, Inc	3.500	06/03/24	154,494
500,000	Marsh & McLennan Cos, Inc	3.500	03/10/25	502,773
200,000	Memorial Sloan-Kettering Cancer Center	4.125	07/01/52	192,690
500,000	Memorial Sloan-Kettering Cancer Center	4.200	07/01/55	484,005
1,050,000	MetLife, Inc	4.750	02/08/21	1,140,917
700,000	MetLife, Inc	3.048	12/15/22	705,946
325,000	MetLife, Inc	4.368	09/15/23	349,341
500,000	MetLife, Inc	3.600	04/10/24	512,666
700,000	MetLife, Inc	3.600	11/13/25	710,767
50,000	MetLife, Inc	6.375	06/15/34	62,832
405,000	MetLife, Inc	5.700	06/15/35	475,832
130,000	MetLife, Inc	5.875	02/06/41	157,645
200,000	MetLife, Inc	4.125	08/13/42	196,452
600,000	MetLife, Inc	4.875	11/13/43	648,357
500,000	MetLife, Inc	4.721	12/15/44	531,021
300,000	MetLife, Inc	4.050	03/01/45	287,098
450,000	MetLife, Inc	4.600	05/13/46	472,776
79

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Montpelier Re Holdings Ltd	4.700%	10/15/22	$208,918
20,000		Nationwide Financial Services	6.750	05/15/37	20,700
200,000		Navigators Group, Inc	5.750	10/15/23	211,434
200,000		Old Republic International Corp	4.875	10/01/24	208,139
100,000		Old Republic International Corp	3.875	08/26/26	94,984
500,000		OneBeacon US Holdings, Inc	4.600	11/09/22	497,923
100,000		PartnerRe Ltd	5.500	06/01/20	108,380
100,000		Primerica, Inc	4.750	07/15/22	107,016
100,000		Principal Financial Group, Inc	3.300	09/15/22	101,087
150,000		Principal Financial Group, Inc	3.125	05/15/23	149,017
200,000		Principal Financial Group, Inc	3.400	05/15/25	198,460
100,000		Principal Financial Group, Inc	3.100	11/15/26	96,507
100,000		Principal Financial Group, Inc	4.625	09/15/42	103,376
200,000		Principal Financial Group, Inc	4.350	05/15/43	197,371
100,000		Principal Financial Group, Inc	4.300	11/15/46	97,776
200,000	i	Principal Financial Group, Inc	4.700	05/15/55	196,000
150,000		Progressive Corp	2.450	01/15/27	139,373
120,000		Progressive Corp	6.250	12/01/32	149,710
300,000		Progressive Corp	4.350	04/25/44	310,546
300,000		Progressive Corp	3.700	01/26/45	279,399
100,000		Protective Life Corp	7.375	10/15/19	113,211
100,000		Prudential Financial, Inc	2.300	08/15/18	100,819
1,020,000		Prudential Financial, Inc	7.375	06/15/19	1,147,757
200,000		Prudential Financial, Inc	2.350	08/15/19	201,839
300,000		Prudential Financial, Inc	4.500	11/16/21	324,112
400,000		Prudential Financial, Inc	5.750	07/15/33	456,101
450,000		Prudential Financial, Inc	6.200	11/15/40	548,991
125,000	i	Prudential Financial, Inc	5.875	09/15/42	131,094
500,000	i	Prudential Financial, Inc	5.625	06/15/43	519,375
150,000		Prudential Financial, Inc	5.100	08/15/43	162,010
600,000	i	Prudential Financial, Inc	5.200	03/15/44	592,902
800,000		Prudential Financial, Inc	4.600	05/15/44	830,954
200,000	i	Prudential Financial, Inc	5.375	05/15/45	204,500
150,000		Reinsurance Group of America, Inc	5.625	03/15/17	151,218
100,000		Reinsurance Group of America, Inc	5.000	06/01/21	107,974
250,000		Reinsurance Group of America, Inc	4.700	09/15/23	264,795
200,000		RenaissanceRe Finance, Inc	3.700	04/01/25	192,123
100,000		StanCorp Financial Group, Inc	5.000	08/15/22	104,925
250,000		Torchmark Corp	3.800	09/15/22	255,209
20,000		Transatlantic Holdings, Inc	8.000	11/30/39	25,440
610,000		Travelers Cos, Inc	5.800	05/15/18	643,414
130,000		Travelers Cos, Inc	5.900	06/02/19	141,653
600,000		Travelers Cos, Inc	5.350	11/01/40	705,518
200,000		Travelers Cos, Inc	4.600	08/01/43	215,824
250,000		Travelers Cos, Inc	4.300	08/25/45	258,436
100,000		Travelers Cos, Inc	3.750	05/15/46	94,158
100,000		Travelers Property Casualty Corp	6.375	03/15/33	126,108
324,000		UnitedHealth Group, Inc	6.000	02/15/18	339,677
500,000		UnitedHealth Group, Inc	1.900	07/16/18	502,138
200,000		UnitedHealth Group, Inc	1.700	02/15/19	199,354
900,000		UnitedHealth Group, Inc	1.625	03/15/19	896,202
500,000		UnitedHealth Group, Inc	2.300	12/15/19	503,498
500,000		UnitedHealth Group, Inc	2.700	07/15/20	507,159
80

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$700,000	UnitedHealth Group, Inc	4.700%	02/15/21	$757,288
300,000	UnitedHealth Group, Inc	2.125	03/15/21	296,238
500,000	UnitedHealth Group, Inc	2.875	12/15/21	506,326
500,000	UnitedHealth Group, Inc	3.350	07/15/22	514,599
325,000	UnitedHealth Group, Inc	2.750	02/15/23	322,846
200,000	UnitedHealth Group, Inc	2.875	03/15/23	200,480
500,000	UnitedHealth Group, Inc	3.750	07/15/25	516,930
175,000	UnitedHealth Group, Inc	3.100	03/15/26	172,353
750,000	UnitedHealth Group, Inc	4.625	07/15/35	816,245
365,000	UnitedHealth Group, Inc	6.625	11/15/37	476,703
250,000	UnitedHealth Group, Inc	6.875	02/15/38	339,670
150,000	UnitedHealth Group, Inc	4.625	11/15/41	158,131
300,000	UnitedHealth Group, Inc	4.375	03/15/42	303,537
350,000	UnitedHealth Group, Inc	3.950	10/15/42	340,178
200,000	UnitedHealth Group, Inc	4.250	03/15/43	203,707
1,250,000	UnitedHealth Group, Inc	4.750	07/15/45	1,374,260
125,000	UnitedHealth Group, Inc	4.200	01/15/47	125,783
110,000	Unum Group	5.625	09/15/20	119,705
200,000	Unum Group	3.000	05/15/21	199,243
200,000	Unum Group	4.000	03/15/24	200,586
200,000	Unum Group	3.875	11/05/25	195,206
100,000	Unum Group	5.750	08/15/42	107,478
200,000	Verisk Analytics, Inc	5.800	05/01/21	222,356
500,000	Verisk Analytics, Inc	4.000	06/15/25	506,377
300,000	Verisk Analytics, Inc	5.500	06/15/45	318,455
200,000	Voya Financial, Inc	3.650	06/15/26	195,273
200,000	Voya Financial, Inc	4.800	06/15/46	194,036
200,000	WellPoint, Inc	1.875	01/15/18	200,074
1,250,000	WellPoint, Inc	2.300	07/15/18	1,257,965
300,000	WellPoint, Inc	2.250	08/15/19	299,260
150,000	WellPoint, Inc	3.700	08/15/21	154,956
800,000	WellPoint, Inc	3.125	05/15/22	799,566
200,000	WellPoint, Inc	3.300	01/15/23	199,455
300,000	WellPoint, Inc	3.500	08/15/24	298,787
300,000	WellPoint, Inc	4.625	05/15/42	300,875
200,000	WellPoint, Inc	4.650	01/15/43	200,405
500,000	WellPoint, Inc	5.100	01/15/44	531,786
300,000	WellPoint, Inc	4.650	08/15/44	303,101
300,000	WellPoint, Inc	4.850	08/15/54	304,341
200,000	Willis Group Holdings plc	5.750	03/15/21	218,370
165,000	WR Berkley Corp	5.375	09/15/20	176,688
250,000	WR Berkley Corp	4.625	03/15/22	267,146
200,000	WR Berkley Corp	4.750	08/01/44	195,181
350,000	XL Capital Ltd	6.375	11/15/24	408,049
200,000	XLIT Ltd	2.300	12/15/18	201,275
200,000	XLIT Ltd	4.450	03/31/25	198,067
200,000	XLIT Ltd	5.250	12/15/43	206,305
	TOTAL INSURANCE			84,990,922

MATERIALS - 0.8%
200,000	3M Co	1.375	08/07/18	199,897
200,000	3M Co	1.625	09/19/21	194,715
81

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	3M Co	2.000%	06/26/22	$195,832
200,000	3M Co	3.000	08/07/25	201,042
200,000	3M Co	2.250	09/19/26	187,439
190,000	3M Co	5.700	03/15/37	238,610
300,000	3M Co	3.875	06/15/44	299,001
200,000	3M Co	3.125	09/19/46	177,835
100,000	Agrium, Inc	6.750	01/15/19	108,019
150,000	Agrium, Inc	3.150	10/01/22	148,962
200,000	Agrium, Inc	3.500	06/01/23	202,490
250,000	Agrium, Inc	3.375	03/15/25	241,848
200,000	Agrium, Inc	4.125	03/15/35	183,096
100,000	Agrium, Inc	6.125	01/15/41	113,433
200,000	Agrium, Inc	4.900	06/01/43	198,882
225,000	Agrium, Inc	5.250	01/15/45	233,882
200,000	Air Products & Chemicals, Inc	1.200	10/15/17	199,942
150,000	Air Products & Chemicals, Inc	3.000	11/03/21	154,275
150,000	Air Products & Chemicals, Inc	2.750	02/03/23	149,641
300,000	Air Products & Chemicals, Inc	3.350	07/31/24	307,246
200,000	Airgas, Inc	1.650	02/15/18	200,351
250,000	Airgas, Inc	2.900	11/15/22	251,008
200,000	Airgas, Inc	3.650	07/15/24	207,095
100,000	Albemarle Corp	3.000	12/01/19	102,220
100,000	Albemarle Corp	4.500	12/15/20	106,100
200,000	Albemarle Corp	4.150	12/01/24	204,186
200,000	Avery Dennison Corp	3.350	04/15/23	194,985
1,385,000	Barrick Gold Corp	4.100	05/01/23	1,419,352
250,000	Barrick Gold Corp	5.250	04/01/42	243,499
361,000	Barrick North America Finance LLC	4.400	05/30/21	379,034
300,000	Barrick North America Finance LLC	5.750	05/01/43	314,802
100,000	Bemis Co, Inc	6.800	08/01/19	110,560
100,000	Bemis Co, Inc	3.100	09/15/26	95,867
300,000	BHP Billiton Finance USA Ltd	2.050	09/30/18	301,625
450,000	BHP Billiton Finance USA Ltd	6.500	04/01/19	494,361
100,000	BHP Billiton Finance USA Ltd	3.250	11/21/21	102,929
1,675,000	BHP Billiton Finance USA Ltd	3.850	09/30/23	1,770,797
500,000	BHP Billiton Finance USA Ltd	4.125	02/24/42	490,877
500,000	BHP Billiton Finance USA Ltd	5.000	09/30/43	557,417
600,000	Braskem Finance Ltd	6.450	02/03/24	631,500
200,000	Cabot Corp	3.700	07/15/22	202,986
200,000	Cabot Corp	3.400	09/15/26	189,747
100,000	Celulosa Arauco y Constitucion S.A.	5.000	01/21/21	105,043
100,000	Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	103,935
400,000	Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	405,728
250,000	Church & Dwight Co, Inc	2.875	10/01/22	247,143
100,000	Corning, Inc	1.450	11/15/17	99,920
225,000	Corning, Inc	4.250	08/15/20	237,463
300,000	Corning, Inc	2.900	05/15/22	300,541
200,000	Corning, Inc	3.700	11/15/23	200,173
100,000	Corning, Inc	5.750	08/15/40	109,908
200,000	Corning, Inc	4.750	03/15/42	198,397
150,000	Cytec Industries, Inc	3.500	04/01/23	144,115
200,000	Domtar Corp	4.400	04/01/22	205,577
100,000	Domtar Corp	6.250	09/01/42	96,469
82

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Domtar Corp	6.750%	02/15/44	$101,422
591,000	Dow Chemical Co	8.550	05/15/19	677,071
929,000	Dow Chemical Co	4.250	11/15/20	983,136
500,000	Dow Chemical Co	4.125	11/15/21	527,840
550,000	Dow Chemical Co	3.000	11/15/22	549,622
900,000	Dow Chemical Co	3.500	10/01/24	906,769
400,000	Dow Chemical Co	4.250	10/01/34	393,621
350,000	Dow Chemical Co	5.250	11/15/41	377,487
375,000	Dow Chemical Co	4.375	11/15/42	363,333
400,000	Dow Chemical Co	4.625	10/01/44	400,606
165,000	Eastman Chemical Co	5.500	11/15/19	178,413
400,000	Eastman Chemical Co	2.700	01/15/20	402,138
122,000	Eastman Chemical Co	3.600	08/15/22	124,969
227,000	Eastman Chemical Co	3.800	03/15/25	228,642
150,000	Eastman Chemical Co	4.800	09/01/42	148,793
300,000	Eastman Chemical Co	4.650	10/15/44	296,953
1,420,000	EI du Pont de Nemours & Co	4.625	01/15/20	1,515,851
1,500,000	EI du Pont de Nemours & Co	2.800	02/15/23	1,471,014
225,000	EI du Pont de Nemours & Co	4.150	02/15/43	211,525
100,000	FMC Corp	3.950	02/01/22	101,400
200,000	FMC Corp	4.100	02/01/24	200,569
300,000	Georgia-Pacific LLC	8.000	01/15/24	382,516
250,000	Georgia-Pacific LLC	7.750	11/15/29	335,927
250,000	Goldcorp, Inc	2.125	03/15/18	249,851
250,000	Goldcorp, Inc	3.700	03/15/23	245,707
300,000	Goldcorp, Inc	5.450	06/09/44	293,754
100,000	Hubbell, Inc	3.625	11/15/22	102,491
200,000	Hubbell, Inc	3.350	03/01/26	198,401
300,000	International Flavors & Fragrances, Inc	3.200	05/01/23	298,042
1,000,000	International Paper Co	3.650	06/15/24	1,009,987
1,700,000	International Paper Co	3.000	02/15/27	1,601,330
250,000	International Paper Co	5.000	09/15/35	263,747
170,000	International Paper Co	7.300	11/15/39	216,284
450,000	International Paper Co	6.000	11/15/41	504,516
300,000	International Paper Co	4.800	06/15/44	297,417
250,000	International Paper Co	5.150	05/15/46	260,225
300,000	International Paper Co	4.400	08/15/47	282,931
330,000	Kimberly-Clark Corp	6.250	07/15/18	353,528
200,000	Kimberly-Clark Corp	1.400	02/15/19	198,811
200,000	Kimberly-Clark Corp	1.900	05/22/19	201,191
200,000	Kimberly-Clark Corp	1.850	03/01/20	199,475
225,000	Kimberly-Clark Corp	3.625	08/01/20	235,803
100,000	Kimberly-Clark Corp	3.875	03/01/21	107,039
125,000	Kimberly-Clark Corp	2.400	03/01/22	123,911
200,000	Kimberly-Clark Corp	2.400	06/01/23	195,312
150,000	Kimberly-Clark Corp	3.050	08/15/25	149,748
200,000	Kimberly-Clark Corp	2.750	02/15/26	194,582
200,000	Kimberly-Clark Corp	6.625	08/01/37	273,602
200,000	Kimberly-Clark Corp	3.700	06/01/43	189,800
300,000	Kimberly-Clark Corp	3.200	07/30/46	260,276
92,000	Lubrizol Corp	8.875	02/01/19	104,882
150,000	Lubrizol Corp	6.500	10/01/34	187,758
83

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	LYB International Finance BV	4.000%	07/15/23	$312,203
300,000	LYB International Finance BV	5.250	07/15/43	321,953
300,000	LYB International Finance BV	4.875	03/15/44	310,096
500,000	LyondellBasell Industries NV	5.000	04/15/19	527,865
300,000	LyondellBasell Industries NV	6.000	11/15/21	339,924
800,000	LyondellBasell Industries NV	5.750	04/15/24	911,166
125,000	LyondellBasell Industries NV	4.625	02/26/55	115,750
250,000	Martin Marietta Materials, Inc	6.600	04/15/18	263,938
200,000	Martin Marietta Materials, Inc	4.250	07/02/24	202,972
150,000	Methanex Corp	3.250	12/15/19	147,615
150,000	Methanex Corp	4.250	12/01/24	144,123
100,000	Methanex Corp	5.650	12/01/44	87,586
200,000	Monsanto Co	1.850	11/15/18	199,339
400,000	Monsanto Co	2.125	07/15/19	399,189
100,000	Monsanto Co	2.200	07/15/22	94,817
150,000	Monsanto Co	5.500	08/15/25	167,638
100,000	Monsanto Co	3.600	07/15/42	83,763
200,000	Monsanto Co	4.650	11/15/43	191,564
200,000	Monsanto Co	4.400	07/15/44	192,924
350,000	Monsanto Co	3.950	04/15/45	306,491
500,000	Monsanto Co	4.700	07/15/64	449,363
100,000	NewMarket Corp	4.100	12/15/22	101,678
200,000	Newmont Mining Corp	5.125	10/01/19	213,831
298,000	Newmont Mining Corp	5.875	04/01/35	318,400
135,000	Newmont Mining Corp	6.250	10/01/39	148,290
800,000	Newmont Mining Corp	4.875	03/15/42	749,294
130,000	Nucor Corp	5.850	06/01/18	136,941
300,000	Nucor Corp	4.125	09/15/22	318,681
300,000	Nucor Corp	5.200	08/01/43	337,909
8,000	Owens Corning	9.000	06/15/19	9,118
200,000	Owens Corning	4.200	12/15/22	207,483
500,000	Owens Corning	4.200	12/01/24	511,564
300,000	Owens Corning	3.400	08/15/26	284,560
150,000	Packaging Corp of America	3.900	06/15/22	154,547
250,000	Packaging Corp of America	4.500	11/01/23	264,532
100,000	Packaging Corp of America	3.650	09/15/24	100,292
650,000	Potash Corp of Saskatchewan, Inc	4.875	03/30/20	690,775
400,000	Potash Corp of Saskatchewan, Inc	3.625	03/15/24	397,054
200,000	Potash Corp of Saskatchewan, Inc	3.000	04/01/25	188,331
200,000	Potash Corp of Saskatchewan, Inc	4.000	12/15/26	200,973
200,000	Potash Corp of Saskatchewan, Inc	5.625	12/01/40	215,558
300,000	PPG Industries, Inc	2.300	11/15/19	301,318
300,000	PPG Industries, Inc	3.600	11/15/20	310,597
200,000	Praxair, Inc	1.050	11/07/17	199,699
300,000	Praxair, Inc	2.250	09/24/20	299,089
250,000	Praxair, Inc	2.200	08/15/22	243,974
300,000	Praxair, Inc	2.650	02/05/25	290,365
100,000	Praxair, Inc	3.200	01/30/26	100,214
625,000	Praxair, Inc	3.550	11/07/42	579,481
634,000	Rio Tinto Finance USA Ltd	3.750	09/20/21	665,197
1,000,000	Rio Tinto Finance USA Ltd	3.750	06/15/25	1,028,485
250,000	Rio Tinto Finance USA Ltd	7.125	07/15/28	322,605
50,000	Rio Tinto Finance USA plc	3.500	03/22/22	51,671
84

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Rio Tinto Finance USA plc	4.750%	03/22/42	$214,124
900,000		Rio Tinto Finance USA plc	4.125	08/21/42	882,263
500,000		Rock Tenn Co	4.900	03/01/22	542,238
500,000		Rock Tenn Co	4.000	03/01/23	515,821
100,000		RPM International, Inc	6.125	10/15/19	109,766
300,000		RPM International, Inc	3.450	11/15/22	297,142
100,000		RPM International, Inc	5.250	06/01/45	97,965
200,000		Sherwin-Williams Co	3.450	08/01/25	198,543
200,000		Sherwin-Williams Co	4.000	12/15/42	181,509
150,000		Sonoco Products Co	5.750	11/01/40	167,638
200,000		Southern Copper Corp	5.375	04/16/20	217,241
300,000		Southern Copper Corp	3.875	04/23/25	295,430
100,000		Southern Copper Corp	7.500	07/27/35	115,338
680,000		Southern Copper Corp	6.750	04/16/40	732,556
1,000,000		Southern Copper Corp	5.875	04/23/45	980,072
450,000		Vale S.A.	5.625	09/11/42	398,250
150,000		Valspar Corp	4.200	01/15/22	155,380
300,000		Valspar Corp	3.300	02/01/25	287,606
200,000		Valspar Corp	3.950	01/15/26	199,666
750,000		Vulcan Materials Co	4.500	04/01/25	783,750
150,000		Westlake Chemical Corp	3.600	07/15/22	149,796
500,000	g	Westlake Chemical Corp	3.600	08/15/26	480,212
500,000	g	Westlake Chemical Corp	5.000	08/15/46	492,941
200,000		Worthington Industries, Inc	4.550	04/15/26	197,721
200,000		Yamana Gold, Inc	4.950	07/15/24	196,000
		TOTAL MATERIALS			59,243,568

MEDIA - 0.8%
200,000		CBS Corp	2.300	08/15/19	200,577
50,000		CBS Corp	5.750	04/15/20	55,157
445,000		CBS Corp	4.300	02/15/21	471,409
500,000		CBS Corp	3.375	03/01/22	507,867
200,000		CBS Corp	3.700	08/15/24	201,227
300,000		CBS Corp	3.500	01/15/25	296,791
125,000		CBS Corp	4.000	01/15/26	126,960
650,000		CBS Corp	2.900	01/15/27	602,000
200,000		CBS Corp	4.850	07/01/42	195,430
200,000		CBS Corp	4.900	08/15/44	199,827
500,000		CBS Corp	4.600	01/15/45	480,304
675,000		Charter Communications Operating LLC	3.579	07/23/20	688,181
610,000		Charter Communications Operating LLC	4.464	07/23/22	636,818
2,850,000		Charter Communications Operating LLC	4.908	07/23/25	2,999,964
500,000		Charter Communications Operating LLC	6.384	10/23/35	570,119
1,000,000		Charter Communications Operating LLC	6.484	10/23/45	1,154,085
500,000		Charter Communications Operating LLC	6.834	10/23/55	585,067
1,000,000		Comcast Corp	5.150	03/01/20	1,091,492
500,000		Comcast Corp	1.625	01/15/22	478,404
1,350,000		Comcast Corp	3.125	07/15/22	1,376,743
800,000		Comcast Corp	2.850	01/15/23	797,080
600,000		Comcast Corp	2.750	03/01/23	595,067
600,000		Comcast Corp	3.375	02/15/25	605,568
1,600,000		Comcast Corp	3.150	03/01/26	1,576,405
85

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$750,000	Comcast Corp	2.350%	01/15/27	$692,070
625,000	Comcast Corp	4.250	01/15/33	649,476
125,000	Comcast Corp	4.200	08/15/34	127,491
345,000	Comcast Corp	5.650	06/15/35	411,709
350,000	Comcast Corp	4.400	08/15/35	365,578
1,750,000	Comcast Corp	3.200	07/15/36	1,571,328
350,000	Comcast Corp	6.950	08/15/37	476,638
780,000	Comcast Corp	6.400	03/01/40	1,013,550
350,000	Comcast Corp	4.650	07/15/42	363,710
300,000	Comcast Corp	4.500	01/15/43	308,714
500,000	Comcast Corp	4.750	03/01/44	535,224
900,000	Comcast Corp	4.600	08/15/45	941,570
1,000,000	Comcast Corp	3.400	07/15/46	871,399
510,000	Discovery Communications LLC	5.050	06/01/20	547,042
500,000	Discovery Communications LLC	3.300	05/15/22	497,800
600,000	Discovery Communications LLC	3.250	04/01/23	584,338
350,000	Discovery Communications LLC	3.450	03/15/25	333,662
200,000	Discovery Communications LLC	4.900	03/11/26	210,325
100,000	Discovery Communications LLC	6.350	06/01/40	106,026
100,000	Discovery Communications LLC	4.950	05/15/42	92,074
125,000	Discovery Communications LLC	4.875	04/01/43	115,308
550,000	Grupo Televisa SAB	6.625	03/18/25	625,720
200,000	Grupo Televisa SAB	4.625	01/30/26	202,303
600,000	Grupo Televisa SAB	5.000	05/13/45	508,276
200,000	Grupo Televisa SAB	6.125	01/31/46	198,146
131,000	Historic TW, Inc	6.625	05/15/29	159,954
200,000	Interpublic Group of Cos, Inc	4.200	04/15/24	205,265
300,000	Interpublic Group of Cos, Inc	2.250	11/15/17	301,845
100,000	Interpublic Group of Cos, Inc	4.000	03/15/22	103,339
1,200,000	NBC Universal Media LLC	4.450	01/15/43	1,223,892
1,585,000	NBC Universal Media LLC	5.150	04/30/20	1,732,098
820,000	NBC Universal Media LLC	4.375	04/01/21	885,125
375,000	NBC Universal Media LLC	2.875	01/15/23	373,725
95,000	NBC Universal Media LLC	6.400	04/30/40	122,641
150,000	NBC Universal Media LLC	5.950	04/01/41	184,494
200,000	Omnicom Group, Inc	4.450	08/15/20	212,590
700,000	Omnicom Group, Inc	3.625	05/01/22	718,166
200,000	Omnicom Group, Inc	3.650	11/01/24	200,920
825,000	Omnicom Group, Inc	3.600	04/15/26	815,314
300,000	Scripps Networks Interactive, Inc	2.750	11/15/19	304,110
200,000	Scripps Networks Interactive, Inc	2.800	06/15/20	200,328
200,000	Scripps Networks Interactive, Inc	3.500	06/15/22	201,906
200,000	Scripps Networks Interactive, Inc	3.900	11/15/24	203,004
200,000	Scripps Networks Interactive, Inc	3.950	06/15/25	202,082
420,000	Time Warner Cable, Inc	6.750	07/01/18	448,330
910,000	Time Warner Cable, Inc	8.750	02/14/19	1,025,161
1,100,000	Time Warner Cable, Inc	8.250	04/01/19	1,235,614
1,800,000	Time Warner Cable, Inc	4.000	09/01/21	1,846,890
500,000	Time Warner Cable, Inc	6.550	05/01/37	565,202
175,000	Time Warner Cable, Inc	6.750	06/15/39	203,142
690,000	Time Warner Cable, Inc	5.875	11/15/40	734,662
300,000	Time Warner Cable, Inc	5.500	09/01/41	304,478
1,450,000	Time Warner Cable, Inc	4.500	09/15/42	1,310,830
86

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,200,000	Time Warner, Inc	2.100%	06/01/19	$1,200,275
450,000	Time Warner, Inc	4.750	03/29/21	481,689
1,400,000	Time Warner, Inc	3.400	06/15/22	1,406,698
650,000	Time Warner, Inc	4.050	12/15/23	669,548
500,000	Time Warner, Inc	3.550	06/01/24	495,349
500,000	Time Warner, Inc	3.875	01/15/26	499,848
500,000	Time Warner, Inc	2.950	07/15/26	465,067
350,000	Time Warner, Inc	3.800	02/15/27	346,926
350,000	Time Warner, Inc	6.100	07/15/40	398,884
150,000	Time Warner, Inc	6.250	03/29/41	175,720
900,000	Time Warner, Inc	4.900	06/15/42	898,712
200,000	Time Warner, Inc	5.350	12/15/43	211,142
300,000	Time Warner, Inc	4.650	06/01/44	288,660
900,000	Time Warner, Inc	4.850	07/15/45	901,968
250,000	Viacom, Inc	2.500	09/01/18	250,705
500,000	Viacom, Inc	2.200	04/01/19	495,674
300,000	Viacom, Inc	2.750	12/15/19	299,458
400,000	Viacom, Inc	3.875	12/15/21	403,674
500,000	Viacom, Inc	3.125	06/15/22	484,305
200,000	Viacom, Inc	3.250	03/15/23	190,007
250,000	Viacom, Inc	4.250	09/01/23	249,923
400,000	Viacom, Inc	3.875	04/01/24	387,768
650,000	Viacom, Inc	3.450	10/04/26	599,840
300,000	Viacom, Inc	4.850	12/15/34	267,061
200,000	Viacom, Inc	4.500	02/27/42	165,511
504,000	Viacom, Inc	4.375	03/15/43	400,762
100,000	Viacom, Inc	4.875	06/15/43	86,543
500,000	Viacom, Inc	5.250	04/01/44	454,094
261,000	WPP Finance 2010	4.750	11/21/21	282,333
300,000	WPP Finance 2010	3.625	09/07/22	306,424
200,000	WPP Finance 2010	3.750	09/19/24	201,041
200,000	WPP Finance 2010	5.625	11/15/43	213,278
	TOTAL MEDIA			59,046,013

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
350,000	Abbott Laboratories	5.125	04/01/19	374,360
1,250,000	Abbott Laboratories	2.350	11/22/19	1,250,855
400,000	Abbott Laboratories	2.000	03/15/20	395,675
1,500,000	Abbott Laboratories	2.900	11/30/21	1,496,439
400,000	Abbott Laboratories	2.550	03/15/22	390,536
1,250,000	Abbott Laboratories	3.400	11/30/23	1,243,841
400,000	Abbott Laboratories	2.950	03/15/25	384,861
1,500,000	Abbott Laboratories	3.750	11/30/26	1,488,822
1,800,000	Abbott Laboratories	4.750	11/30/36	1,827,047
500,000	Abbott Laboratories	5.300	05/27/40	534,588
1,500,000	Abbott Laboratories	4.900	11/30/46	1,536,510
1,975,000	AbbVie, Inc	1.800	05/14/18	1,976,193
700,000	AbbVie, Inc	2.000	11/06/18	701,466
850,000	AbbVie, Inc	2.500	05/14/20	849,736
350,000	AbbVie, Inc	2.300	05/14/21	342,623
1,000,000	AbbVie, Inc	3.200	11/06/22	999,527
500,000	AbbVie, Inc	2.850	05/14/23	484,502
87

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		AbbVie, Inc	3.600%	05/14/25	$989,195
1,725,000		AbbVie, Inc	3.200	05/14/26	1,638,822
1,500,000		AbbVie, Inc	4.500	05/14/35	1,471,534
500,000		AbbVie, Inc	4.300	05/14/36	475,695
1,375,000		AbbVie, Inc	4.400	11/06/42	1,291,124
600,000		AbbVie, Inc	4.700	05/14/45	587,551
500,000		AbbVie, Inc	4.450	05/14/46	477,814
1,000,000		Actavis Funding SCS	2.350	03/12/18	1,005,652
1,825,000		Actavis Funding SCS	3.000	03/12/20	1,849,395
3,000,000		Actavis Funding SCS	3.450	03/15/22	3,042,039
1,450,000		Actavis Funding SCS	3.800	03/15/25	1,449,856
725,000		Actavis Funding SCS	4.550	03/15/35	716,509
1,525,000		Actavis Funding SCS	4.750	03/15/45	1,494,299
1,100,000		Amgen, Inc	2.200	05/22/19	1,108,218
75,000		Amgen, Inc	4.500	03/15/20	79,850
400,000		Amgen, Inc	2.125	05/01/20	396,028
250,000		Amgen, Inc	3.450	10/01/20	258,842
700,000		Amgen, Inc	4.100	06/15/21	737,309
175,000		Amgen, Inc	1.850	08/19/21	168,449
400,000		Amgen, Inc	2.700	05/01/22	395,656
1,000,000		Amgen, Inc	3.625	05/15/22	1,032,370
300,000		Amgen, Inc	2.250	08/19/23	281,881
500,000		Amgen, Inc	3.625	05/22/24	508,038
400,000		Amgen, Inc	3.125	05/01/25	388,756
300,000		Amgen, Inc	2.600	08/19/26	275,500
1,500,000		Amgen, Inc	4.400	05/01/45	1,436,682
1,928,000	g	Amgen, Inc	4.563	06/15/48	1,861,087
447,000	g	Amgen, Inc	4.663	06/15/51	430,775
300,000		AstraZeneca plc	1.750	11/16/18	300,476
1,100,000		AstraZeneca plc	2.375	11/16/20	1,095,399
500,000		AstraZeneca plc	3.375	11/16/25	495,857
900,000		AstraZeneca plc	6.450	09/15/37	1,162,506
450,000		AstraZeneca plc	4.000	09/18/42	425,591
350,000		AstraZeneca plc	4.375	11/16/45	350,603
500,000		Baxalta, Inc	2.000	06/22/18	499,947
500,000		Baxalta, Inc	4.000	06/23/25	500,824
500,000		Baxalta, Inc	5.250	06/23/45	532,714
100,000		Biogen Idec, Inc	6.875	03/01/18	105,740
700,000		Biogen, Inc	2.900	09/15/20	708,399
300,000		Biogen, Inc	3.625	09/15/22	307,602
500,000		Biogen, Inc	4.050	09/15/25	514,112
700,000		Biogen, Inc	5.200	09/15/45	750,256
783,000		Bristol-Myers Squibb Co	1.750	03/01/19	781,779
200,000		Bristol-Myers Squibb Co	3.250	11/01/23	206,718
650,000		Bristol-Myers Squibb Co	3.250	08/01/42	580,224
200,000		Bristol-Myers Squibb Co	4.500	03/01/44	216,474
400,000		Celgene Corp	2.125	08/15/18	401,537
300,000		Celgene Corp	2.300	08/15/18	301,782
676,000		Celgene Corp	2.250	05/15/19	676,215
425,000		Celgene Corp	2.875	08/15/20	429,554
200,000		Celgene Corp	3.950	10/15/20	208,930
300,000		Celgene Corp	3.250	08/15/22	302,343
750,000		Celgene Corp	3.550	08/15/22	768,358
88

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Celgene Corp	3.625%	05/15/24	$301,124
300,000	Celgene Corp	5.250	08/15/43	315,890
300,000	Celgene Corp	4.625	05/15/44	293,179
1,000,000	Celgene Corp	5.000	08/15/45	1,037,761
300,000	Eli Lilly & Co	1.250	03/01/18	300,033
200,000	Eli Lilly & Co	1.950	03/15/19	201,166
800,000	Eli Lilly & Co	2.750	06/01/25	778,780
400,000	Eli Lilly & Co	3.700	03/01/45	378,644
250,000	Gilead Sciences, Inc	1.850	09/04/18	250,899
200,000	Gilead Sciences, Inc	2.050	04/01/19	200,561
125,000	Gilead Sciences, Inc	2.350	02/01/20	125,583
1,000,000	Gilead Sciences, Inc	2.550	09/01/20	1,010,769
600,000	Gilead Sciences, Inc	4.500	04/01/21	645,864
650,000	Gilead Sciences, Inc	4.400	12/01/21	698,665
125,000	Gilead Sciences, Inc	1.950	03/01/22	120,817
500,000	Gilead Sciences, Inc	3.250	09/01/22	509,817
500,000	Gilead Sciences, Inc	2.500	09/01/23	481,598
425,000	Gilead Sciences, Inc	3.700	04/01/24	435,742
400,000	Gilead Sciences, Inc	3.500	02/01/25	403,922
750,000	Gilead Sciences, Inc	3.650	03/01/26	759,403
400,000	Gilead Sciences, Inc	2.950	03/01/27	382,218
300,000	Gilead Sciences, Inc	4.600	09/01/35	310,680
650,000	Gilead Sciences, Inc	4.000	09/01/36	622,230
100,000	Gilead Sciences, Inc	5.650	12/01/41	115,383
775,000	Gilead Sciences, Inc	4.800	04/01/44	803,216
675,000	Gilead Sciences, Inc	4.500	02/01/45	673,107
750,000	Gilead Sciences, Inc	4.750	03/01/46	774,483
500,000	Gilead Sciences, Inc	4.150	03/01/47	473,915
793,000	GlaxoSmithKline Capital plc	2.850	05/08/22	798,527
1,045,000	GlaxoSmithKline Capital, Inc	5.650	05/15/18	1,101,281
225,000	GlaxoSmithKline Capital, Inc	2.800	03/18/23	225,315
350,000	GlaxoSmithKline Capital, Inc	5.375	04/15/34	409,008
743,000	GlaxoSmithKline Capital, Inc	6.375	05/15/38	975,668
350,000	GlaxoSmithKline Capital, Inc	4.200	03/18/43	360,734
1,100,000	Johnson & Johnson	1.650	12/05/18	1,105,826
350,000	Johnson & Johnson	1.125	03/01/19	347,060
300,000	Johnson & Johnson	1.875	12/05/19	301,705
250,000	Johnson & Johnson	1.650	03/01/21	245,895
200,000	Johnson & Johnson	2.450	12/05/21	202,910
300,000	Johnson & Johnson	2.050	03/01/23	291,577
700,000	Johnson & Johnson	3.375	12/05/23	732,452
500,000	Johnson & Johnson	2.450	03/01/26	477,508
850,000	Johnson & Johnson	4.375	12/05/33	930,668
100,000	Johnson & Johnson	3.550	03/01/36	99,891
375,000	Johnson & Johnson	5.850	07/15/38	490,945
300,000	Johnson & Johnson	4.500	12/05/43	332,754
1,200,000	Johnson & Johnson	3.700	03/01/46	1,179,848
600,000	Life Technologies Corp	5.000	01/15/21	641,297
200,000	Merck & Co, Inc	1.100	01/31/18	199,567
550,000	Merck & Co, Inc	1.300	05/18/18	549,348
375,000	Merck & Co, Inc	1.850	02/10/20	375,034
1,500,000	Merck & Co, Inc	3.875	01/15/21	1,590,540
89

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$750,000		Merck & Co, Inc	2.350%	02/10/22	$743,983
200,000		Merck & Co, Inc	2.400	09/15/22	195,837
1,100,000		Merck & Co, Inc	2.800	05/18/23	1,103,027
500,000		Merck & Co, Inc	2.750	02/10/25	490,286
100,000		Merck & Co, Inc	3.600	09/15/42	93,848
750,000		Merck & Co, Inc	4.150	05/18/43	768,844
1,350,000		Merck & Co, Inc	3.700	02/10/45	1,284,555
100,000	g	Mylan NV	3.000	12/15/18	100,702
350,000	g	Mylan NV	2.500	06/07/19	348,017
100,000	g	Mylan NV	3.750	12/15/20	100,901
500,000	g	Mylan NV	3.150	06/15/21	490,262
750,000	g	Mylan NV	3.950	06/15/26	700,896
750,000	g	Mylan NV	5.250	06/15/46	690,492
100,000		Mylan, Inc	2.550	03/28/19	99,747
200,000		Mylan, Inc	4.200	11/29/23	200,013
200,000		Mylan, Inc	5.400	11/29/43	186,973
300,000		Novartis Capital Corp	2.400	09/21/22	295,990
750,000		Novartis Capital Corp	3.400	05/06/24	771,963
500,000		Novartis Capital Corp	3.000	11/20/25	495,791
400,000		Novartis Capital Corp	3.700	09/21/42	382,326
750,000		Novartis Capital Corp	4.400	05/06/44	807,197
500,000		Novartis Capital Corp	4.000	11/20/45	503,533
1,500,000		Novartis Securities Investment Ltd	5.125	02/10/19	1,605,607
100,000		Perrigo Co plc	2.300	11/08/18	99,847
100,000		Perrigo Co plc	4.000	11/15/23	99,018
100,000		Perrigo Co plc	5.300	11/15/43	96,553
225,000		Perrigo Finance plc	3.500	12/15/21	226,593
200,000		Perrigo Finance plc	3.900	12/15/24	195,543
300,000		Perrigo Finance plc	4.900	12/15/44	275,057
100,000		Perrigo Finance Unlimited Co	3.500	03/15/21	100,961
200,000		Perrigo Finance Unlimited Co	4.375	03/15/26	199,930
500,000		Pfizer, Inc	1.200	06/01/18	498,614
300,000		Pfizer, Inc	1.500	06/15/18	300,389
500,000		Pfizer, Inc	1.450	06/03/19	496,826
200,000		Pfizer, Inc	1.700	12/15/19	199,710
500,000		Pfizer, Inc	1.950	06/03/21	494,072
200,000		Pfizer, Inc	2.200	12/15/21	199,367
800,000		Pfizer, Inc	3.000	06/15/23	813,202
900,000		Pfizer, Inc	3.400	05/15/24	929,165
1,375,000		Pfizer, Inc	3.000	12/15/26	1,355,976
250,000		Pfizer, Inc	4.000	12/15/36	255,701
500,000		Pfizer, Inc	4.300	06/15/43	516,570
1,100,000		Pfizer, Inc	4.400	05/15/44	1,159,554
750,000		Pfizer, Inc	4.125	12/15/46	761,318
742,000		Sanofi	1.250	04/10/18	740,471
750,000		Sanofi	4.000	03/29/21	797,814
658,000		Teva Pharmaceutical Finance Co BV	2.950	12/18/22	633,316
600,000		Teva Pharmaceutical Finance Co LLC	2.250	03/18/20	589,426
17,000		Teva Pharmaceutical Finance Co LLC	6.150	02/01/36	18,951
675,000		Teva Pharmaceutical Finance Netherlands III BV	1.700	07/19/19	662,915
1,125,000		Teva Pharmaceutical Finance Netherlands III BV	2.200	07/21/21	1,075,289
1,500,000		Teva Pharmaceutical Finance Netherlands III BV	2.800	07/21/23	1,418,277
750,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	690,407
90

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,075,000	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/01/46	$919,297
500,000	Wyeth LLC	5.450	04/01/17	505,147
1,000,000	Wyeth LLC	6.450	02/01/24	1,216,336
945,000	Wyeth LLC	5.950	04/01/37	1,187,358
125,000	Zoetis, Inc	1.875	02/01/18	124,991
100,000	Zoetis, Inc	3.450	11/13/20	102,559
150,000	Zoetis, Inc	3.250	02/01/23	149,515
100,000	Zoetis, Inc	4.500	11/13/25	105,877
600,000	Zoetis, Inc	4.700	02/01/43	582,953
	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			115,376,909

REAL ESTATE - 0.8%
150,000	Alexandria Real Estate Equities, Inc	4.600	04/01/22	158,538
100,000	Alexandria Real Estate Equities, Inc	3.900	06/15/23	101,421
200,000	Alexandria Real Estate Equities, Inc	4.300	01/15/26	205,274
200,000	Alexandria Real Estate Equities, Inc	4.500	07/30/29	199,765
100,000	American Campus Communities Operating Partnership LP	3.750	04/15/23	100,794
300,000	American Campus Communities Operating Partnership LP	4.125	07/01/24	307,236
1,150,000	American Tower Corp	4.500	01/15/18	1,180,221
150,000	American Tower Corp	3.300	02/15/21	151,587
200,000	American Tower Corp	3.450	09/15/21	202,401
500,000	American Tower Corp	2.250	01/15/22	478,453
200,000	American Tower Corp	4.700	03/15/22	213,363
250,000	American Tower Corp	3.500	01/31/23	250,495
800,000	American Tower Corp	5.000	02/15/24	860,387
300,000	American Tower Corp	4.000	06/01/25	300,386
200,000	American Tower Corp	4.400	02/15/26	204,098
200,000	American Tower Corp	3.375	10/15/26	189,055
500,000	American Tower Corp	3.125	01/15/27	462,243
200,000	AvalonBay Communities, Inc	3.625	10/01/20	207,531
100,000	AvalonBay Communities, Inc	3.950	01/15/21	104,891
225,000	AvalonBay Communities, Inc	2.950	09/15/22	224,044
100,000	AvalonBay Communities, Inc	2.850	03/15/23	98,199
200,000	AvalonBay Communities, Inc	3.500	11/15/24	201,437
200,000	AvalonBay Communities, Inc	3.450	06/01/25	199,966
150,000	AvalonBay Communities, Inc	3.500	11/15/25	150,085
200,000	AvalonBay Communities, Inc	2.950	05/11/26	190,640
100,000	AvalonBay Communities, Inc	2.900	10/15/26	94,491
750,000	Boston Properties LP	3.700	11/15/18	772,396
80,000	Boston Properties LP	5.875	10/15/19	87,199
1,175,000	Boston Properties LP	4.125	05/15/21	1,240,379
500,000	Boston Properties LP	3.850	02/01/23	512,544
425,000	Boston Properties LP	3.125	09/01/23	416,289
200,000	Boston Properties LP	3.800	02/01/24	202,620
100,000	Boston Properties LP	3.650	02/01/26	98,614
400,000	Boston Properties LP	2.750	10/01/26	365,171
115,000	Brandywine Operating Partnership LP	5.700	05/01/17	116,449
200,000	Brandywine Operating Partnership LP	3.950	02/15/23	199,030
200,000	Brandywine Operating Partnership LP	4.100	10/01/24	197,094
150,000	Brixmor Operating Partnership LP	3.875	08/15/22	152,757
250,000	Brixmor Operating Partnership LP	3.250	09/15/23	242,095
200,000	Brixmor Operating Partnership LP	3.850	02/01/25	196,696
91

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Brixmor Operating Partnership LP	4.125%	06/15/26	$99,556
100,000	Camden Property Trust	4.625	06/15/21	106,682
200,000	Camden Property Trust	2.950	12/15/22	195,599
125,000	Camden Property Trust	4.250	01/15/24	129,531
250,000	CBL & Associates LP	4.600	10/15/24	234,060
150,000	CBL & Associates LP	5.950	12/15/26	150,882
500,000	CBRE Services, Inc	4.875	03/01/26	497,522
975,000	CC Holdings GS V LLC	3.849	04/15/23	989,768
400,000	Columbia Property Trust Operating Partnership LP	3.650	08/15/26	379,328
200,000	Corporate Office Properties LP	3.700	06/15/21	203,961
200,000	Corporate Office Properties LP	5.250	02/15/24	208,148
350,000	Crown Castle International Corp	3.400	02/15/21	354,879
200,000	Crown Castle International Corp	2.250	09/01/21	193,308
750,000	Crown Castle International Corp	4.450	02/15/26	774,909
125,000	Crown Castle International Corp	3.700	06/15/26	122,515
100,000	CubeSmart LP	4.800	07/15/22	107,559
200,000	CubeSmart LP	4.375	12/15/23	209,275
200,000	CubeSmart LP	3.125	09/01/26	188,205
100,000	DCT Industrial Operating Partnership LP	4.500	10/15/23	101,399
200,000	DDR Corp	3.500	01/15/21	202,885
500,000	DDR Corp	4.625	07/15/22	528,853
150,000	DDR Corp	4.250	02/01/26	150,637
200,000	Digital Realty Trust LP	3.400	10/01/20	203,294
200,000	Digital Realty Trust LP	3.950	07/01/22	205,307
300,000	Digital Realty Trust LP	3.625	10/01/22	302,436
200,000	Digital Realty Trust LP	4.750	10/01/25	207,319
100,000	Duke Realty LP	3.875	02/15/21	104,136
200,000	Duke Realty LP	4.375	06/15/22	212,929
100,000	Duke Realty LP	3.875	10/15/22	103,902
100,000	Duke Realty LP	3.625	04/15/23	101,478
100,000	Duke Realty LP	3.750	12/01/24	101,049
100,000	Duke Realty LP	3.250	06/30/26	96,567
100,000	EPR Properties	5.750	08/15/22	107,557
200,000	EPR Properties	5.250	07/15/23	207,667
200,000	EPR Properties	4.750	12/15/26	197,762
200,000	Equity One, Inc	3.750	11/15/22	204,048
448,000	ERP Operating LP	4.625	12/15/21	486,179
700,000	ERP Operating LP	3.375	06/01/25	694,060
200,000	ERP Operating LP	2.850	11/01/26	188,275
300,000	ERP Operating LP	4.500	07/01/44	304,259
100,000	Essex Portfolio LP	3.625	08/15/22	102,221
250,000	Essex Portfolio LP	3.375	01/15/23	250,006
100,000	Essex Portfolio LP	3.250	05/01/23	99,524
400,000	Essex Portfolio LP	3.500	04/01/25	393,452
100,000	Essex Portfolio LP	3.375	04/15/26	96,563
100,000	Federal Realty Investment Trust	2.550	01/15/21	99,881
100,000	Federal Realty Investment Trust	3.000	08/01/22	100,092
100,000	Federal Realty Investment Trust	2.750	06/01/23	97,456
200,000	Federal Realty Investment Trust	3.950	01/15/24	207,817
100,000	Federal Realty Investment Trust	4.500	12/01/44	101,025
100,000	Federal Realty Investment Trust	3.625	08/01/46	87,580
150,000	HCP, Inc	3.750	02/01/19	154,166
250,000	HCP, Inc	2.625	02/01/20	250,189
92

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$150,000	HCP, Inc	5.375%	02/01/21	$163,739
400,000	HCP, Inc	3.150	08/01/22	394,530
1,300,000	HCP, Inc	4.000	12/01/22	1,336,776
200,000	HCP, Inc	4.250	11/15/23	205,163
200,000	HCP, Inc	4.200	03/01/24	203,333
800,000	HCP, Inc	3.875	08/15/24	798,646
30,000	HCP, Inc	6.750	02/01/41	34,860
150,000	Health Care REIT, Inc	2.250	03/15/18	150,622
200,000	Health Care REIT, Inc	4.125	04/01/19	207,571
440,000	Health Care REIT, Inc	6.125	04/15/20	488,098
200,000	Health Care REIT, Inc	4.500	01/15/24	211,090
100,000	Healthcare Realty Trust, Inc	3.750	04/15/23	99,542
100,000	Healthcare Realty Trust, Inc	3.875	05/01/25	98,477
100,000	Healthcare Trust of America Holdings LP	3.700	04/15/23	99,762
300,000	Healthcare Trust of America Holdings LP	3.500	08/01/26	286,270
125,000	Highwoods Realty LP	5.850	03/15/17	126,057
100,000	Highwoods Realty LP	3.625	01/15/23	98,788
400,000	Hospitality Properties Trust	4.250	02/15/21	413,508
100,000	Hospitality Properties Trust	5.000	08/15/22	105,469
200,000	Hospitality Properties Trust	4.500	06/15/23	199,198
200,000	Hospitality Properties Trust	4.650	03/15/24	199,117
600,000	Host Hotels & Resorts LP	3.750	10/15/23	588,392
200,000	Host Hotels & Resorts LP	4.000	06/15/25	196,729
100,000	Host Hotels & Resorts LP	4.500	02/01/26	101,148
50,000	HRPT Properties Trust	5.875	09/15/20	53,399
250,000	Jones Lang LaSalle, Inc	4.400	11/15/22	257,500
250,000	Kilroy Realty LP	3.800	01/15/23	251,528
200,000	Kilroy Realty LP	4.250	08/15/29	195,558
200,000	Kimco Realty Corp	3.200	05/01/21	202,894
100,000	Kimco Realty Corp	3.400	11/01/22	101,367
300,000	Kimco Realty Corp	3.125	06/01/23	296,701
200,000	Kimco Realty Corp	2.700	03/01/24	191,136
200,000	Kimco Realty Corp	2.800	10/01/26	185,851
200,000	Kimco Realty Corp	4.250	04/01/45	191,959
175,000	Kimco Realty Corp	4.125	12/01/46	163,039
100,000	Lexington Realty Trust	4.250	06/15/23	97,835
200,000	Lexington Realty Trust	4.400	06/15/24	195,746
220,000	Liberty Property LP	4.750	10/01/20	233,853
150,000	Liberty Property LP	4.125	06/15/22	156,075
100,000	Liberty Property LP	3.375	06/15/23	99,328
200,000	Liberty Property LP	4.400	02/15/24	210,371
100,000	Liberty Property LP	3.250	10/01/26	95,616
150,000	Mack-Cali Realty LP	4.500	04/18/22	150,795
200,000	Mid-America Apartments LP	4.300	10/15/23	208,409
100,000	Mid-America Apartments LP	4.000	11/15/25	101,221
75,000	National Retail Properties, Inc	6.875	10/15/17	77,918
100,000	National Retail Properties, Inc	3.800	10/15/22	103,113
100,000	National Retail Properties, Inc	3.300	04/15/23	99,312
300,000	National Retail Properties, Inc	3.900	06/15/24	306,198
100,000	National Retail Properties, Inc	4.000	11/15/25	101,810
100,000	National Retail Properties, Inc	3.600	12/15/26	98,363
200,000	OMEGA Healthcare Investors, Inc	4.375	08/01/23	197,824
93

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		OMEGA Healthcare Investors, Inc	4.500%	01/15/25	$195,758
300,000		OMEGA Healthcare Investors, Inc	5.250	01/15/26	307,817
200,000		OMEGA Healthcare Investors, Inc	4.500	04/01/27	191,653
200,000		Piedmont Operating Partnership LP	3.400	06/01/23	188,806
200,000		Piedmont Operating Partnership LP	4.450	03/15/24	198,990
100,000		Plum Creek Timberlands LP	4.700	03/15/21	106,036
300,000		Plum Creek Timberlands LP	3.250	03/15/23	284,552
100,000		Post Apartment Homes LP	3.375	12/01/22	99,329
350,000		ProLogis LP	2.750	02/15/19	354,941
201,000		ProLogis LP	3.350	02/01/21	206,679
150,000		ProLogis LP	4.250	08/15/23	159,071
200,000		ProLogis LP	3.750	11/01/25	204,661
200,000		Rayonier, Inc	3.750	04/01/22	198,289
150,000		Realty Income Corp	2.000	01/31/18	150,407
75,000		Realty Income Corp	5.750	01/15/21	83,134
200,000		Realty Income Corp	3.250	10/15/22	201,398
500,000		Realty Income Corp	4.650	08/01/23	535,529
200,000		Realty Income Corp	4.125	10/15/26	205,603
200,000		Realty Income Corp	3.000	01/15/27	188,006
250,000		Regency Centers LP	3.750	06/15/24	252,488
200,000		Retail Opportunity Investments Partnership LP	5.000	12/15/23	204,662
100,000		Select Income REIT	2.850	02/01/18	100,417
200,000		Select Income REIT	3.600	02/01/20	200,262
200,000		Select Income REIT	4.150	02/01/22	197,866
200,000		Select Income REIT	4.500	02/01/25	193,057
300,000		Senior Housing Properties Trust	3.250	05/01/19	300,803
100,000		Senior Housing Properties Trust	6.750	12/15/21	111,821
1,100,000		Simon Property Group LP	2.200	02/01/19	1,108,593
250,000		Simon Property Group LP	2.500	09/01/20	251,700
300,000		Simon Property Group LP	2.500	07/15/21	300,023
300,000		Simon Property Group LP	2.350	01/30/22	295,670
762,000		Simon Property Group LP	3.375	03/15/22	786,950
300,000		Simon Property Group LP	3.500	09/01/25	303,007
300,000		Simon Property Group LP	3.300	01/15/26	298,096
200,000		Simon Property Group LP	3.250	11/30/26	195,970
700,000		Simon Property Group LP	4.250	10/01/44	689,328
300,000		Simon Property Group LP	4.250	11/30/46	294,266
200,000		Sovran Acquisition LP	3.500	07/01/26	191,678
300,000		Tanger Properties LP	3.875	12/01/23	303,923
100,000		Tanger Properties LP	3.125	09/01/26	93,794
200,000		UDR, Inc	3.700	10/01/20	206,136
200,000		UDR, Inc	4.625	01/10/22	214,047
200,000		UDR, Inc	4.000	10/01/25	204,451
100,000	g,i	USB Realty Corp	2.027	12/30/49	88,000
175,000		Ventas Realty LP	2.000	02/15/18	175,341
300,000		Ventas Realty LP	4.750	06/01/21	322,299
350,000		Ventas Realty LP	3.250	08/15/22	352,940
200,000		Ventas Realty LP	3.125	06/15/23	196,115
350,000		Ventas Realty LP	3.750	05/01/24	353,860
120,000		Ventas Realty LP	4.125	01/15/26	122,513
200,000		Ventas Realty LP	3.250	10/15/26	189,471
300,000		Ventas Realty LP	4.375	02/01/45	281,112
200,000		Vornado Realty LP	2.500	06/30/19	200,626
94

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Vornado Realty LP	5.000%	01/15/22	$108,052
195,000	Washington REIT	4.950	10/01/20	204,667
100,000	Washington REIT	3.950	10/15/22	99,631
100,000	Weingarten Realty Investors	3.375	10/15/22	99,602
100,000	Weingarten Realty Investors	3.500	04/15/23	99,483
200,000	Weingarten Realty Investors	4.450	01/15/24	208,413
100,000	Weingarten Realty Investors	3.250	08/15/26	94,198
700,000	Welltower, Inc	4.000	06/01/25	714,489
600,000	Welltower, Inc	4.250	04/01/26	621,106
500,000	Weyerhaeuser Co	7.375	10/01/19	561,042
200,000	Weyerhaeuser Co	4.625	09/15/23	214,524
400,000	Weyerhaeuser Co	7.375	03/15/32	505,930
200,000	WP Carey, Inc	4.600	04/01/24	202,476
200,000	WP Carey, Inc	4.000	02/01/25	192,736
	TOTAL REAL ESTATE			53,033,888

RETAILING - 0.7%
120,000	Advance Auto Parts, Inc	5.750	05/01/20	129,051
250,000	Advance Auto Parts, Inc	4.500	12/01/23	258,227
900,000	Amazon.com, Inc	2.600	12/05/19	917,285
300,000	Amazon.com, Inc	3.300	12/05/21	310,583
600,000	Amazon.com, Inc	2.500	11/29/22	593,060
300,000	Amazon.com, Inc	3.800	12/05/24	314,866
300,000	Amazon.com, Inc	4.800	12/05/34	329,705
600,000	Amazon.com, Inc	4.950	12/05/44	682,991
100,000	AutoNation, Inc	3.350	01/15/21	100,405
100,000	AutoNation, Inc	4.500	10/01/25	101,039
100,000	AutoZone, Inc	1.625	04/21/19	99,063
100,000	AutoZone, Inc	4.000	11/15/20	104,874
200,000	AutoZone, Inc	3.700	04/15/22	206,476
300,000	AutoZone, Inc	2.875	01/15/23	294,710
150,000	AutoZone, Inc	3.125	07/15/23	148,363
200,000	AutoZone, Inc	3.250	04/15/25	196,031
100,000	AutoZone, Inc	3.125	04/21/26	96,092
200,000	Bed Bath & Beyond, Inc	3.749	08/01/24	201,704
200,000	Bed Bath & Beyond, Inc	4.915	08/01/34	199,818
250,000	Bed Bath & Beyond, Inc	5.165	08/01/44	227,126
500,000	Best Buy Co, Inc	5.000	08/01/18	522,945
250,000	Costco Wholesale Corp	1.700	12/15/19	249,520
200,000	Costco Wholesale Corp	1.750	02/15/20	198,251
200,000	Costco Wholesale Corp	2.250	02/15/22	198,027
500,000	Dollar General Corp	1.875	04/15/18	500,571
300,000	Dollar General Corp	4.150	11/01/25	308,268
300,000	Enable Midstream Partners LP	2.400	05/15/19	294,466
300,000	Enable Midstream Partners LP	3.900	05/15/24	284,238
100,000	Enable Midstream Partners LP	5.000	05/15/44	85,746
800,000	Home Depot, Inc	2.000	06/15/19	806,762
400,000	Home Depot, Inc	3.950	09/15/20	425,118
500,000	Home Depot, Inc	2.000	04/01/21	495,597
350,000	Home Depot, Inc	4.400	04/01/21	379,189
400,000	Home Depot, Inc	2.625	06/01/22	401,503
500,000	Home Depot, Inc	2.700	04/01/23	498,426
95

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Home Depot, Inc	3.750%	02/15/24	$315,485
100,000	Home Depot, Inc	3.350	09/15/25	102,452
900,000	Home Depot, Inc	3.000	04/01/26	896,959
300,000	Home Depot, Inc	2.125	09/15/26	276,286
960,000	Home Depot, Inc	5.875	12/16/36	1,210,921
500,000	Home Depot, Inc	4.200	04/01/43	514,165
300,000	Home Depot, Inc	4.875	02/15/44	336,426
500,000	Home Depot, Inc	4.400	03/15/45	531,770
600,000	Home Depot, Inc	4.250	04/01/46	628,603
675,000	Home Depot, Inc	3.500	09/15/56	589,390
500,000	JD.com, Inc	3.875	04/29/26	478,140
200,000	Kohl’s Corp	3.250	02/01/23	197,516
200,000	Kohl’s Corp	4.750	12/15/23	207,316
200,000	Kohl’s Corp	4.250	07/17/25	200,887
200,000	Kohl’s Corp	5.550	07/17/45	190,668
300,000	Lowe’s Cos, Inc	1.150	04/15/19	296,213
200,000	Lowe’s Cos, Inc	3.800	11/15/21	212,141
850,000	Lowe’s Cos, Inc	3.120	04/15/22	869,979
300,000	Lowe’s Cos, Inc	3.875	09/15/23	318,173
400,000	Lowe’s Cos, Inc	3.125	09/15/24	401,554
100,000	Lowe’s Cos, Inc	3.375	09/15/25	101,578
500,000	Lowe’s Cos, Inc	2.500	04/15/26	474,123
200,000	Lowe’s Cos, Inc	6.875	02/15/28	261,010
175,000	Lowe’s Cos, Inc	5.500	10/15/35	206,301
150,000	Lowe’s Cos, Inc	5.800	04/15/40	183,558
150,000	Lowe’s Cos, Inc	5.125	11/15/41	169,733
100,000	Lowe’s Cos, Inc	4.650	04/15/42	106,671
300,000	Lowe’s Cos, Inc	5.000	09/15/43	333,120
200,000	Lowe’s Cos, Inc	4.250	09/15/44	202,439
200,000	Lowe’s Cos, Inc	4.375	09/15/45	205,622
1,075,000	Lowe’s Cos, Inc	3.700	04/15/46	1,001,298
200,000	Macy’s Retail Holdings, Inc	3.450	01/15/21	204,577
250,000	Macy’s Retail Holdings, Inc	3.875	01/15/22	255,819
125,000	Macy’s Retail Holdings, Inc	2.875	02/15/23	118,842
200,000	Macy’s Retail Holdings, Inc	4.375	09/01/23	205,435
300,000	Macy’s Retail Holdings, Inc	3.625	06/01/24	293,873
400,000	Macy’s Retail Holdings, Inc	6.900	04/01/29	452,286
200,000	Macy’s Retail Holdings, Inc	4.500	12/15/34	178,526
200,000	Macy’s Retail Holdings, Inc	6.375	03/15/37	211,003
200,000	Macy’s Retail Holdings, Inc	4.300	02/15/43	164,536
300,000	Nordstrom, Inc	6.250	01/15/18	314,001
30,000	Nordstrom, Inc	4.750	05/01/20	31,981
100,000	Nordstrom, Inc	4.000	10/15/21	104,616
531,000	Nordstrom, Inc	5.000	01/15/44	522,284
150,000	O’Reilly Automotive, Inc	4.875	01/14/21	160,914
100,000	O’Reilly Automotive, Inc	3.800	09/01/22	103,362
200,000	O’Reilly Automotive, Inc	3.850	06/15/23	205,452
300,000	Priceline Group, Inc	3.650	03/15/25	298,783
300,000	Priceline Group, Inc	3.600	06/01/26	296,273
200,000	QVC, Inc	3.125	04/01/19	202,003
100,000	QVC, Inc	5.125	07/02/22	103,412
100,000	QVC, Inc	4.375	03/15/23	99,153
500,000	QVC, Inc	4.850	04/01/24	502,076
96

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	QVC, Inc	4.450%	02/15/25	$192,011
150,000	QVC, Inc	5.950	03/15/43	134,772
500,000	Ross Stores, Inc	3.375	09/15/24	503,216
150,000	Staples, Inc	2.750	01/12/18	150,678
150,000	Staples, Inc	4.375	01/12/23	150,143
1,150,000	Target Corp	3.875	07/15/20	1,217,253
900,000	Target Corp	2.900	01/15/22	916,213
500,000	Target Corp	3.500	07/01/24	518,747
400,000	Target Corp	2.500	04/15/26	381,047
850,000	Target Corp	4.000	07/01/42	843,613
225,000	Target Corp	3.625	04/15/46	208,619
300,000	TJX Cos, Inc	2.750	06/15/21	304,940
300,000	TJX Cos, Inc	2.500	05/15/23	293,547
300,000	TJX Cos, Inc	2.250	09/15/26	275,863
200,000	Under Armour, Inc	3.250	06/15/26	188,609
350,000	Wal-Mart Stores, Inc	1.125	04/11/18	349,137
300,000	Wal-Mart Stores, Inc	1.950	12/15/18	302,791
1,400,000	Wal-Mart Stores, Inc	3.250	10/25/20	1,457,973
1,950,000	Wal-Mart Stores, Inc	4.250	04/15/21	2,107,088
1,000,000	Wal-Mart Stores, Inc	2.550	04/11/23	991,350
800,000	Wal-Mart Stores, Inc	3.300	04/22/24	821,658
69,000	Wal-Mart Stores, Inc	7.550	02/15/30	99,471
1,095,000	Wal-Mart Stores, Inc	5.250	09/01/35	1,307,621
160,000	Wal-Mart Stores, Inc	6.500	08/15/37	216,492
900,000	Wal-Mart Stores, Inc	6.200	04/15/38	1,184,453
65,000	Wal-Mart Stores, Inc	5.625	04/01/40	80,269
345,000	Wal-Mart Stores, Inc	5.000	10/25/40	396,331
1,350,000	Wal-Mart Stores, Inc	4.000	04/11/43	1,353,480
900,000	Wal-Mart Stores, Inc	4.750	10/02/43	1,007,257
650,000	Wal-Mart Stores, Inc	4.300	04/22/44	684,556
	TOTAL RETAILING			46,848,998

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
200,000	Altera Corp	4.100	11/15/23	214,920
100,000	Analog Devices, Inc	2.500	12/05/21	98,985
500,000	Analog Devices, Inc	2.875	06/01/23	495,623
325,000	Analog Devices, Inc	3.125	12/05/23	324,970
175,000	Analog Devices, Inc	3.500	12/05/26	172,733
100,000	Analog Devices, Inc	4.500	12/05/36	100,700
200,000	Analog Devices, Inc	5.300	12/15/45	219,511
250,000	Intel Corp	2.450	07/29/20	253,340
400,000	Intel Corp	1.700	05/19/21	390,289
500,000	Intel Corp	3.100	07/29/22	513,603
1,250,000	Intel Corp	2.700	12/15/22	1,254,171
250,000	Intel Corp	3.700	07/29/25	263,344
900,000	Intel Corp	2.600	05/19/26	869,159
500,000	Intel Corp	4.000	12/15/32	514,724
500,000	Intel Corp	4.800	10/01/41	549,395
975,000	Intel Corp	4.900	07/29/45	1,088,566
400,000	Intel Corp	4.100	05/19/46	395,639
200,000	Maxim Integrated Products, Inc	2.500	11/15/18	201,755
200,000	Maxim Integrated Products, Inc	3.375	03/15/23	195,167
97

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$225,000		NVIDIA Corp	2.200%	09/16/21	$219,415
300,000		NVIDIA Corp	3.200	09/16/26	288,004
200,000		Texas Instruments, Inc	1.000	05/01/18	199,041
200,000		Texas Instruments, Inc	1.650	08/03/19	199,462
300,000		Texas Instruments, Inc	1.750	05/01/20	296,514
200,000		Texas Instruments, Inc	2.750	03/12/21	203,571
200,000		Texas Instruments, Inc	2.250	05/01/23	192,557
400,000		Xilinx, Inc	3.000	03/15/21	404,669
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			10,119,827

SOFTWARE & SERVICES - 0.9%
175,000	g	Activision Blizzard, Inc	2.300	09/15/21	170,612
200,000	g	Activision Blizzard, Inc	3.400	09/15/26	189,543
20,000		Adobe Systems, Inc	4.750	02/01/20	21,476
775,000		Adobe Systems, Inc	3.250	02/01/25	774,378
250,000		Autodesk, Inc	4.375	06/15/25	256,493
500,000		Automatic Data Processing, Inc	2.250	09/15/20	502,212
500,000		Automatic Data Processing, Inc	3.375	09/15/25	512,023
300,000		Baidu, Inc	2.250	11/28/17	300,845
750,000		Baidu, Inc	2.750	06/09/19	756,402
300,000		Baidu, Inc	3.000	06/30/20	300,688
200,000		Baidu, Inc	3.500	11/28/22	199,803
300,000		Baidu, Inc	4.125	06/30/25	303,134
250,000		CA, Inc	2.875	08/15/18	253,483
300,000		CA, Inc	5.375	12/01/19	323,856
200,000		Computer Sciences Corp	4.450	09/15/22	206,860
300,000		Electronic Arts, Inc	3.700	03/01/21	309,912
300,000		Expedia, Inc	7.456	08/15/18	324,410
300,000		Expedia, Inc	4.500	08/15/24	304,522
200,000		Expedia, Inc	5.000	02/15/26	205,913
250,000		Fidelity National Information Services, Inc	2.000	04/15/18	250,727
500,000		Fidelity National Information Services, Inc	2.850	10/15/18	508,600
500,000		Fidelity National Information Services, Inc	2.250	08/15/21	487,061
500,000		Fidelity National Information Services, Inc	4.500	10/15/22	533,104
600,000		Fidelity National Information Services, Inc	3.875	06/05/24	611,409
500,000		Fidelity National Information Services, Inc	5.000	10/15/25	544,409
300,000		Fidelity National Information Services, Inc	3.000	08/15/26	281,696
300,000		Fidelity National Information Services, Inc	4.500	08/15/46	286,534
550,000		Fiserv, Inc	3.500	10/01/22	559,527
500,000		Fiserv, Inc	3.850	06/01/25	507,871
400,000		International Business Machines Corp	1.250	02/08/18	399,481
500,000		International Business Machines Corp	1.950	02/12/19	502,954
200,000		International Business Machines Corp	1.875	05/15/19	200,378
250,000		International Business Machines Corp	1.800	05/17/19	250,044
800,000		International Business Machines Corp	8.375	11/01/19	941,177
300,000		International Business Machines Corp	1.625	05/15/20	296,144
250,000		International Business Machines Corp	2.250	02/19/21	249,487
500,000		International Business Machines Corp	2.900	11/01/21	509,669
300,000		International Business Machines Corp	1.875	08/01/22	287,269
500,000		International Business Machines Corp	2.875	11/09/22	502,652
700,000		International Business Machines Corp	3.375	08/01/23	718,219
500,000		International Business Machines Corp	3.625	02/12/24	520,081
400,000		International Business Machines Corp	7.000	10/30/25	513,971
98

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	International Business Machines Corp	3.450%	02/19/26	$510,814
19,000	International Business Machines Corp	5.600	11/30/39	23,121
835,000	International Business Machines Corp	4.000	06/20/42	833,570
500,000	International Business Machines Corp	4.700	02/19/46	544,068
200,000	Juniper Networks, Inc	3.125	02/26/19	203,147
175,000	Juniper Networks, Inc	4.600	03/15/21	187,207
200,000	Juniper Networks, Inc	4.500	03/15/24	204,289
250,000	Juniper Networks, Inc	4.350	06/15/25	251,779
475,000	Microsoft Corp	0.875	11/15/17	474,687
500,000	Microsoft Corp	1.300	11/03/18	499,502
400,000	Microsoft Corp	1.625	12/06/18	402,154
925,000	Microsoft Corp	4.200	06/01/19	982,524
1,000,000	Microsoft Corp	1.100	08/08/19	986,106
300,000	Microsoft Corp	1.850	02/12/20	299,648
540,000	Microsoft Corp	3.000	10/01/20	557,792
500,000	Microsoft Corp	2.000	11/03/20	500,133
450,000	Microsoft Corp	4.000	02/08/21	482,834
850,000	Microsoft Corp	1.550	08/08/21	823,650
1,300,000	Microsoft Corp	2.375	02/12/22	1,293,503
500,000	Microsoft Corp	2.650	11/03/22	502,331
400,000	Microsoft Corp	2.125	11/15/22	389,326
1,000,000	Microsoft Corp	2.000	08/08/23	955,650
400,000	Microsoft Corp	3.625	12/15/23	420,816
500,000	Microsoft Corp	2.700	02/12/25	489,268
750,000	Microsoft Corp	3.125	11/03/25	757,341
2,300,000	Microsoft Corp	2.400	08/08/26	2,170,710
925,000	Microsoft Corp	4.200	11/03/35	971,828
2,000,000	Microsoft Corp	3.450	08/08/36	1,897,430
500,000	Microsoft Corp	3.500	11/15/42	455,560
300,000	Microsoft Corp	3.750	05/01/43	283,024
750,000	Microsoft Corp	3.750	02/12/45	701,841
575,000	Microsoft Corp	4.450	11/03/45	611,368
1,000,000	Microsoft Corp	3.700	08/08/46	939,423
1,750,000	Microsoft Corp	4.000	02/12/55	1,651,230
500,000	Microsoft Corp	4.750	11/03/55	542,607
1,000,000	Microsoft Corp	3.950	08/08/56	942,214
320,000	Oracle Corp	5.750	04/15/18	338,020
750,000	Oracle Corp	2.375	01/15/19	759,874
750,000	Oracle Corp	2.250	10/08/19	758,734
1,365,000	Oracle Corp	3.875	07/15/20	1,447,649
500,000	Oracle Corp	2.800	07/08/21	509,141
1,000,000	Oracle Corp	1.900	09/15/21	976,261
1,300,000	Oracle Corp	2.500	05/15/22	1,289,596
1,725,000	Oracle Corp	2.500	10/15/22	1,704,588
1,000,000	Oracle Corp	2.400	09/15/23	967,661
750,000	Oracle Corp	3.400	07/08/24	763,286
1,250,000	Oracle Corp	2.950	05/15/25	1,223,709
2,334,000	Oracle Corp	2.650	07/15/26	2,212,098
400,000	Oracle Corp	3.250	05/15/30	389,038
1,250,000	Oracle Corp	4.300	07/08/34	1,290,543
500,000	Oracle Corp	3.900	05/15/35	492,362
1,000,000	Oracle Corp	3.850	07/15/36	974,280
99

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$470,000	Oracle Corp	6.125%	07/08/39	$590,467
500,000	Oracle Corp	4.500	07/08/44	509,504
1,000,000	Oracle Corp	4.000	07/15/46	954,488
500,000	Oracle Corp	4.375	05/15/55	496,172
200,000	Symantec Corp	3.950	06/15/22	197,743
250,000	Total System Services, Inc	2.375	06/01/18	250,997
250,000	Total System Services, Inc	3.800	04/01/21	257,825
125,000	Total System Services, Inc	3.750	06/01/23	124,022
300,000	Total System Services, Inc	4.800	04/01/26	322,824
100,000	Western Union Co	3.650	08/22/18	102,430
400,000	Western Union Co	5.253	04/01/20	428,508
100,000	Xerox Corp	2.950	03/15/17	100,300
250,000	Xerox Corp	6.350	05/15/18	263,531
100,000	Xerox Corp	2.750	03/15/19	99,973
700,000	Xerox Corp	5.625	12/15/19	752,392
200,000	Xerox Corp	2.800	05/15/20	196,423
500,000	Xerox Corp	2.750	09/01/20	492,815
200,000	Xerox Corp	6.750	12/15/39	200,511
	TOTAL SOFTWARE & SERVICES			63,859,289

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
100,000	Alphabet, Inc	3.625	05/19/21	105,955
500,000	Alphabet, Inc	3.375	02/25/24	517,782
1,000,000	Alphabet, Inc	1.998	08/15/26	916,412
200,000	Amphenol Corp	2.550	01/30/19	202,331
125,000	Amphenol Corp	3.125	09/15/21	126,818
150,000	Amphenol Corp	4.000	02/01/22	156,818
500,000	Apple, Inc	1.300	02/23/18	500,307
325,000	Apple, Inc	1.700	02/22/19	325,541
1,000,000	Apple, Inc	2.100	05/06/19	1,009,235
1,000,000	Apple, Inc	1.100	08/02/19	984,617
2,500,000	Apple, Inc	2.250	02/23/21	2,498,332
2,000,000	Apple, Inc	1.550	08/04/21	1,931,830
750,000	Apple, Inc	2.150	02/09/22	736,728
750,000	Apple, Inc	2.700	05/13/22	753,961
400,000	Apple, Inc	2.850	02/23/23	402,072
2,250,000	Apple, Inc	3.450	05/06/24	2,314,852
750,000	Apple, Inc	2.500	02/09/25	719,728
750,000	Apple, Inc	3.200	05/13/25	752,111
1,350,000	Apple, Inc	3.250	02/23/26	1,348,782
1,000,000	Apple, Inc	2.450	08/04/26	937,104
375,000	Apple, Inc	4.500	02/23/36	399,841
750,000	Apple, Inc	4.450	05/06/44	775,072
1,350,000	Apple, Inc	3.450	02/09/45	1,189,041
800,000	Apple, Inc	4.375	05/13/45	820,194
1,250,000	Apple, Inc	4.650	02/23/46	1,347,091
750,000	Apple, Inc	3.850	08/04/46	717,066
300,000	Cisco Systems, Inc	1.400	02/28/18	300,477
400,000	Cisco Systems, Inc	1.650	06/15/18	401,144
300,000	Cisco Systems, Inc	1.600	02/28/19	299,405
200,000	Cisco Systems, Inc	1.400	09/20/19	197,726
1,900,000	Cisco Systems, Inc	4.450	01/15/20	2,035,061
400,000	Cisco Systems, Inc	2.450	06/15/20	404,546
100

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$400,000		Cisco Systems, Inc	2.200%	02/28/21	$398,712
1,250,000		Cisco Systems, Inc	2.900	03/04/21	1,278,030
300,000		Cisco Systems, Inc	1.850	09/20/21	292,594
400,000		Cisco Systems, Inc	3.000	06/15/22	407,292
500,000		Cisco Systems, Inc	2.600	02/28/23	495,724
300,000		Cisco Systems, Inc	2.200	09/20/23	288,244
1,100,000		Cisco Systems, Inc	3.625	03/04/24	1,146,876
400,000		Cisco Systems, Inc	3.500	06/15/25	413,790
500,000		Cisco Systems, Inc	2.950	02/28/26	494,418
1,500,000		Cisco Systems, Inc	2.500	09/20/26	1,424,446
600,000		Cisco Systems, Inc	5.900	02/15/39	760,714
1,650,000	g	Diamond Finance Corp	3.480	06/01/19	1,683,904
1,175,000	g	Diamond Finance Corp	4.420	06/15/21	1,214,798
1,000,000	g	Diamond Finance Corp	5.450	06/15/23	1,059,656
1,000,000	g	Diamond Finance Corp	6.020	06/15/26	1,081,890
1,000,000	g	Diamond Finance Corp	8.100	07/15/36	1,188,045
1,000,000	g	Diamond Finance Corp	8.350	07/15/46	1,229,396
300,000		Flextronics International Ltd	4.750	06/15/25	317,013
1,725,000		General Electric Co	2.700	10/09/22	1,722,725
2,875,000		General Electric Co	4.125	10/09/42	2,909,121
350,000		General Electric Co	4.500	03/11/44	374,969
300,000		Harris Corp	1.999	04/27/18	300,140
205,000		Harris Corp	2.700	04/27/20	204,660
300,000		Harris Corp	4.400	12/15/20	316,107
300,000		Harris Corp	4.854	04/27/35	314,723
300,000		Harris Corp	5.054	04/27/45	316,148
113,000		Hewlett-Packard Co	3.750	12/01/20	116,908
200,000		Hewlett-Packard Co	4.375	09/15/21	210,210
100,000		Hewlett-Packard Co	4.650	12/09/21	106,787
200,000		Hewlett-Packard Co	4.050	09/15/22	206,762
850,000		Hewlett-Packard Co	6.000	09/15/41	855,967
200,000		Ingram Micro, Inc	5.000	08/10/22	194,965
547,000		Koninklijke Philips Electronics NV	5.750	03/11/18	573,198
300,000		Koninklijke Philips Electronics NV	5.000	03/15/42	305,834
800,000		Koninklijke Philips NV	3.750	03/15/22	832,646
420,000		L-3 Communications Corp	5.200	10/15/19	451,529
300,000		L-3 Communications Corp	4.950	02/15/21	320,264
52,000		L-3 Communications Corp	3.950	05/28/24	52,827
100,000		L-3 Communications Corp	3.850	12/15/26	99,253
100,000		Motorola Solutions, Inc	3.500	09/01/21	100,719
200,000		Motorola Solutions, Inc	3.750	05/15/22	201,945
250,000		Motorola Solutions, Inc	3.500	03/01/23	246,153
200,000		Motorola Solutions, Inc	4.000	09/01/24	199,994
200,000		Motorola Solutions, Inc	5.500	09/01/44	190,880
200,000		NetApp, Inc	3.375	06/15/21	202,954
200,000		NetApp, Inc	3.250	12/15/22	197,863
200,000		Pitney Bowes, Inc	3.375	10/01/21	193,997
500,000		Pitney Bowes, Inc	4.625	03/15/24	491,963
500,000		QUALCOMM, Inc	1.400	05/18/18	499,858
500,000		QUALCOMM, Inc	2.250	05/20/20	499,749
500,000		QUALCOMM, Inc	3.000	05/20/22	506,108
500,000		QUALCOMM, Inc	3.450	05/20/25	508,107
101

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	QUALCOMM, Inc	4.650%	05/20/35	$527,758
500,000	QUALCOMM, Inc	4.800	05/20/45	533,274
750,000	Seagate HDD Cayman	4.750	01/01/25	714,521
200,000	Seagate HDD Cayman	4.875	06/01/27	179,987
200,000	Seagate HDD Cayman	5.750	12/01/34	170,500
200,000	Telefonaktiebolaget LM Ericsson	4.125	05/15/22	200,505
225,000	Tyco Electronics Group S.A.	6.550	10/01/17	233,381
200,000	Tyco Electronics Group S.A.	2.375	12/17/18	201,889
200,000	Tyco Electronics Group S.A.	2.350	08/01/19	200,509
250,000	Tyco Electronics Group S.A.	3.500	02/03/22	257,007
200,000	Tyco Electronics Group S.A.	3.450	08/01/24	200,611
100,000	Tyco Electronics Group S.A.	3.700	02/15/26	101,942
	TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			59,651,439

TELECOMMUNICATION SERVICES - 1.3%
500,000	Alibaba Group Holding Ltd	1.625	11/28/17	499,230
500,000	Alibaba Group Holding Ltd	2.500	11/28/19	502,262
500,000	Alibaba Group Holding Ltd	3.125	11/28/21	499,906
500,000	Alibaba Group Holding Ltd	3.600	11/28/24	495,405
500,000	Alibaba Group Holding Ltd	4.500	11/28/34	493,229
1,430,000	America Movil SAB de C.V.	5.000	03/30/20	1,528,200
950,000	America Movil SAB de C.V.	3.125	07/16/22	934,465
440,000	America Movil SAB de C.V.	6.125	03/30/40	501,340
825,000	America Movil SAB de C.V.	4.375	07/16/42	762,474
500,000	AT&T, Inc	1.750	01/15/18	500,269
300,000	AT&T, Inc	2.375	11/27/18	302,560
950,000	AT&T, Inc	5.800	02/15/19	1,021,103
1,000,000	AT&T, Inc	2.300	03/11/19	1,003,454
285,000	AT&T, Inc	5.200	03/15/20	306,230
900,000	AT&T, Inc	2.450	06/30/20	893,095
500,000	AT&T, Inc	4.600	02/15/21	528,439
1,250,000	AT&T, Inc	2.800	02/17/21	1,239,047
1,050,000	AT&T, Inc	5.000	03/01/21	1,128,378
500,000	AT&T, Inc	4.450	05/15/21	528,339
4,300,000	AT&T, Inc	3.000	02/15/22	4,253,749
250,000	AT&T, Inc	3.800	03/15/22	256,027
1,500,000	AT&T, Inc	3.000	06/30/22	1,470,837
1,250,000	AT&T, Inc	3.600	02/17/23	1,259,361
1,000,000	AT&T, Inc	4.450	04/01/24	1,041,296
1,500,000	AT&T, Inc	3.400	05/15/25	1,443,838
1,250,000	AT&T, Inc	4.125	02/17/26	1,264,002
1,175,000	AT&T, Inc	4.500	05/15/35	1,133,517
145,000	AT&T, Inc	6.000	08/15/40	159,114
92,000	AT&T, Inc	5.350	09/01/40	94,326
100,000	AT&T, Inc	6.375	03/01/41	114,975
550,000	AT&T, Inc	5.150	03/15/42	546,943
2,366,000	AT&T, Inc	4.300	12/15/42	2,114,073
1,250,000	AT&T, Inc	4.800	06/15/44	1,178,975
2,854,000	AT&T, Inc	4.350	06/15/45	2,538,131
1,025,000	AT&T, Inc	4.750	05/15/46	969,254
750,000	AT&T, Inc	5.650	02/15/47	802,894
1,425,000	AT&T, Inc	4.500	03/09/48	1,284,710
955,000	AT&T, Inc	4.550	03/09/49	865,298
102

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$400,000	British Telecommunications plc	5.950%	01/15/18	$416,835
1,000,000	British Telecommunications plc	2.350	02/14/19	1,005,465
650,000	British Telecommunications plc	9.125	12/15/30	990,043
2,850,000	Deutsche Telekom International Finance BV	6.000	07/08/19	3,115,993
740,000	Deutsche Telekom International Finance BV	8.750	06/15/30	1,086,109
1,200,000	France Telecom S.A.	4.125	09/14/21	1,265,941
745,000	France Telecom S.A.	9.000	03/01/31	1,118,244
100,000	France Telecom S.A.	5.375	01/13/42	111,691
250,000	Koninklijke KPN NV	8.375	10/01/30	333,258
500,000	Orange S.A.	1.625	11/03/19	492,292
400,000	Orange S.A.	5.500	02/06/44	458,601
1,265,000	Qwest Corp	6.750	12/01/21	1,372,525
125,000	Rogers Communications, Inc	4.500	03/15/43	121,435
600,000	Rogers Communications, Inc	6.800	08/15/18	646,838
200,000	Rogers Communications, Inc	4.100	10/01/23	208,646
300,000	Rogers Communications, Inc	3.625	12/15/25	302,948
200,000	Rogers Communications, Inc	2.900	11/15/26	188,120
300,000	Rogers Communications, Inc	5.450	10/01/43	330,392
600,000	Rogers Communications, Inc	5.000	03/15/44	640,621
900,000	Telefonica Emisiones SAU	3.192	04/27/18	912,814
2,020,000	Telefonica Emisiones SAU	5.134	04/27/20	2,162,933
1,000,000	Telefonica Emisiones SAU	4.570	04/27/23	1,048,083
300,000	Telefonica Emisiones SAU	7.045	06/20/36	347,729
392,000	Telefonica Europe BV	8.250	09/15/30	513,868
100,000	Telefonos de Mexico SAB de C.V.	5.500	11/15/19	107,960
200,000	TELUS Corp	2.800	02/16/27	186,987
200,000	Verizon Communications, Inc	2.550	06/17/19	202,733
6,234,000	Verizon Communications, Inc	2.625	02/21/20	6,289,782
2,500,000	Verizon Communications, Inc	4.500	09/15/20	2,673,330
500,000	Verizon Communications, Inc	3.450	03/15/21	515,772
950,000	Verizon Communications, Inc	3.500	11/01/21	979,637
1,350,000	Verizon Communications, Inc	4.150	03/15/24	1,409,175
2,500,000	Verizon Communications, Inc	3.500	11/01/24	2,488,893
750,000	Verizon Communications, Inc	2.625	08/15/26	689,362
475,000	Verizon Communications, Inc	5.050	03/15/34	499,481
2,000,000	Verizon Communications, Inc	4.400	11/01/34	1,970,980
2,600,000	Verizon Communications, Inc	4.272	01/15/36	2,484,586
300,000	Verizon Communications, Inc	6.000	04/01/41	343,997
1,150,000	Verizon Communications, Inc	4.750	11/01/41	1,133,532
1,425,000	Verizon Communications, Inc	3.850	11/01/42	1,232,447
175,000	Verizon Communications, Inc	4.125	08/15/46	158,059
1,818,000	Verizon Communications, Inc	4.522	09/15/48	1,739,750
2,676,000	Verizon Communications, Inc	5.012	08/21/54	2,656,438
3,654,000	Verizon Communications, Inc	4.672	03/15/55	3,435,049
400,000	Vodafone Group plc	1.500	02/19/18	398,466
1,500,000	Vodafone Group plc	5.450	06/10/19	1,615,772
650,000	Vodafone Group plc	4.375	03/16/21	688,680
500,000	Vodafone Group plc	2.500	09/26/22	478,972
800,000	Vodafone Group plc	2.950	02/19/23	774,907
150,000	Vodafone Group plc	6.150	02/27/37	167,955
700,000	Vodafone Group plc	4.375	02/19/43	618,229
	TOTAL TELECOMMUNICATION SERVICES			91,591,100
103

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
TRANSPORTATION - 0.6%
$500,000	ABB Finance USA, Inc	2.875%	05/08/22	$504,531
150,000	ABB Finance USA, Inc	4.375	05/08/42	157,071
400,000	American Airlines, Inc	3.000	10/15/28	383,500
700,000	Boeing Capital Corp	2.900	08/15/18	715,337
625,000	Boeing Co	0.950	05/15/18	622,096
200,000	Boeing Co	2.200	10/30/22	195,701
500,000	Boeing Co	2.850	10/30/24	499,906
400,000	Boeing Co	2.600	10/30/25	388,208
200,000	Boeing Co	2.250	06/15/26	187,346
100,000	Boeing Co	3.300	03/01/35	93,422
350,000	Boeing Co	5.875	02/15/40	443,185
100,000	Boeing Co	3.500	03/01/45	92,637
300,000	Boeing Co	3.375	06/15/46	272,601
555,000	Burlington Northern Santa Fe LLC	4.700	10/01/19	596,305
500,000	Burlington Northern Santa Fe LLC	4.100	06/01/21	532,494
300,000	Burlington Northern Santa Fe LLC	3.050	03/15/22	307,035
150,000	Burlington Northern Santa Fe LLC	3.050	09/01/22	153,020
500,000	Burlington Northern Santa Fe LLC	3.850	09/01/23	528,930
500,000	Burlington Northern Santa Fe LLC	3.750	04/01/24	525,043
150,000	Burlington Northern Santa Fe LLC	3.400	09/01/24	154,239
300,000	Burlington Northern Santa Fe LLC	3.000	04/01/25	298,854
200,000	Burlington Northern Santa Fe LLC	3.650	09/01/25	209,085
360,000	Burlington Northern Santa Fe LLC	5.750	05/01/40	438,593
250,000	Burlington Northern Santa Fe LLC	5.050	03/01/41	283,195
200,000	Burlington Northern Santa Fe LLC	4.400	03/15/42	208,128
500,000	Burlington Northern Santa Fe LLC	5.150	09/01/43	573,145
500,000	Burlington Northern Santa Fe LLC	4.900	04/01/44	559,229
300,000	Burlington Northern Santa Fe LLC	4.550	09/01/44	318,346
500,000	Burlington Northern Santa Fe LLC	4.150	04/01/45	506,017
200,000	Burlington Northern Santa Fe LLC	4.700	09/01/45	218,466
750,000	Burlington Northern Santa Fe LLC	3.900	08/01/46	731,686
200,000	Canadian National Railway Co	5.550	05/15/18	210,144
200,000	Canadian National Railway Co	5.550	03/01/19	215,008
100,000	Canadian National Railway Co	2.850	12/15/21	101,403
300,000	Canadian National Railway Co	2.250	11/15/22	291,113
200,000	Canadian National Railway Co	2.950	11/21/24	200,667
200,000	Canadian National Railway Co	6.900	07/15/28	266,242
200,000	Canadian National Railway Co	6.250	08/01/34	257,443
250,000	Canadian National Railway Co	3.500	11/15/42	230,541
100,000	Canadian National Railway Co	4.500	11/07/43	106,993
400,000	Canadian National Railway Co	3.200	08/02/46	350,760
200,000	Canadian Pacific Railway Co	7.250	05/15/19	223,730
300,000	Canadian Pacific Railway Co	2.900	02/01/25	293,657
500,000	Canadian Pacific Railway Co	3.700	02/01/26	515,315
200,000	Canadian Pacific Railway Co	7.125	10/15/31	270,540
250,000	Canadian Pacific Railway Co	5.950	05/15/37	297,437
100,000	Canadian Pacific Railway Co	5.750	01/15/42	119,958
100,000	Canadian Pacific Railway Co	4.800	08/01/45	106,833
200,000	Canadian Pacific Railway Co	6.125	09/15/15	238,885
200,000	Carnival Corp	3.950	10/15/20	210,757
104

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$332,593	Continental Airlines, Inc	4.750%	01/12/21	$350,886
25,651	Continental Airlines, Inc	5.983	04/19/22	28,345
413,867	Continental Airlines, Inc	4.150	04/11/24	425,249
169,440	Continental Airlines, Inc	4.000	10/29/24	173,252
125,000	CSX Corp	3.700	11/01/23	129,589
300,000	CSX Corp	3.400	08/01/24	305,226
200,000	CSX Corp	3.350	11/01/25	199,921
1,200,000	CSX Corp	2.600	11/01/26	1,121,586
100,000	CSX Corp	6.000	10/01/36	119,264
200,000	CSX Corp	6.150	05/01/37	245,312
400,000	CSX Corp	5.500	04/15/41	458,377
350,000	CSX Corp	4.400	03/01/43	352,474
100,000	CSX Corp	4.100	03/15/44	96,732
175,000	CSX Corp	3.800	11/01/46	161,892
200,000	CSX Corp	3.950	05/01/50	179,469
300,000	CSX Corp	4.500	08/01/54	293,350
150,000	CSX Corp	4.250	11/01/66	136,557
119,785	Delta Air Lines	3.625	07/30/27	123,678
260,120	Delta Air Lines, Inc	5.300	04/15/19	274,426
136,669	Delta Air Lines, Inc	4.750	05/07/20	142,820
134,000	FedEx Corp	8.000	01/15/19	149,935
100,000	FedEx Corp	2.300	02/01/20	100,054
300,000	FedEx Corp	4.000	01/15/24	315,867
100,000	FedEx Corp	3.200	02/01/25	99,677
300,000	FedEx Corp	3.250	04/01/26	297,511
1,000,000	FedEx Corp	4.900	01/15/34	1,064,414
200,000	FedEx Corp	3.900	02/01/35	191,742
200,000	FedEx Corp	3.875	08/01/42	182,184
750,000	FedEx Corp	4.750	11/15/45	775,241
300,000	FedEx Corp	4.550	04/01/46	301,713
200,000	FedEx Corp	4.500	02/01/65	184,357
100,000	GATX Corp	2.375	07/30/18	100,426
200,000	GATX Corp	2.500	03/15/19	199,950
100,000	GATX Corp	2.600	03/30/20	98,702
500,000	GATX Corp	3.250	09/15/26	471,166
225,000	GATX Corp	5.200	03/15/44	222,247
216,819	Hawaiian Airlines Pass Through Certificates	3.900	01/15/26	221,426
100,000	JB Hunt Transport Services, Inc	2.400	03/15/19	100,256
200,000	JB Hunt Transport Services, Inc	3.300	08/15/22	200,582
100,000	Kansas City Southern	3.000	05/15/23	97,268
100,000	Kansas City Southern	3.125	06/01/26	95,101
100,000	Kansas City Southern	4.300	05/15/43	92,070
175,000	Kansas City Southern	4.950	08/15/45	177,238
210,000	Norfolk Southern Corp	5.750	04/01/18	220,466
100,000	Norfolk Southern Corp	3.250	12/01/21	102,607
250,000	Norfolk Southern Corp	3.000	04/01/22	252,541
1,291,000	Norfolk Southern Corp	2.903	02/15/23	1,281,745
200,000	Norfolk Southern Corp	3.850	01/15/24	208,029
81,000	Norfolk Southern Corp	5.590	05/17/25	92,539
200,000	Norfolk Southern Corp	2.900	06/15/26	192,173
16,000	Norfolk Southern Corp	4.837	10/01/41	17,342
750,000	Norfolk Southern Corp	3.950	10/01/42	711,043
200,000	Norfolk Southern Corp	4.800	08/15/43	217,290
105

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Norfolk Southern Corp	4.450%	06/15/45	$310,324
200,000		Norfolk Southern Corp	4.650	01/15/46	212,228
250,000		Northrop Grumman Corp	1.750	06/01/18	250,452
650,000		Northrop Grumman Corp	3.500	03/15/21	673,841
400,000		Northrop Grumman Corp	3.250	08/01/23	407,343
300,000		Northrop Grumman Corp	3.200	02/01/27	296,357
100,000		Northrop Grumman Corp	5.050	11/15/40	111,200
400,000		Northrop Grumman Corp	4.750	06/01/43	434,964
300,000		Northrop Grumman Corp	3.850	04/15/45	283,994
150,000		Ryder System, Inc	2.500	03/01/17	150,157
150,000		Ryder System, Inc	2.500	03/01/18	151,071
200,000		Ryder System, Inc	2.450	11/15/18	201,747
100,000		Ryder System, Inc	2.550	06/01/19	100,728
200,000		Ryder System, Inc	2.450	09/03/19	201,019
300,000		Ryder System, Inc	2.500	05/11/20	298,458
200,000		Ryder System, Inc	2.250	09/01/21	195,133
200,000		Ryder System, Inc	3.450	11/15/21	204,710
100,000		Southwest Airlines Co	2.750	11/06/19	101,717
400,000		Southwest Airlines Co	2.650	11/05/20	400,707
200,000		Southwest Airlines Co	3.000	11/15/26	188,221
96,605		Spirit Airlines, Inc	4.100	04/01/28	98,557
100,000		Union Pacific Corp	2.250	02/15/19	100,751
200,000		Union Pacific Corp	2.250	06/19/20	200,331
331,000		Union Pacific Corp	4.163	07/15/22	356,334
500,000		Union Pacific Corp	2.950	01/15/23	503,929
277,000		Union Pacific Corp	3.646	02/15/24	288,861
200,000		Union Pacific Corp	3.750	03/15/24	209,825
200,000		Union Pacific Corp	3.250	01/15/25	203,005
200,000		Union Pacific Corp	3.250	08/15/25	202,753
300,000		Union Pacific Corp	2.750	03/01/26	292,109
100,000		Union Pacific Corp	3.375	02/01/35	94,419
100,000		Union Pacific Corp	4.300	06/15/42	103,401
150,000		Union Pacific Corp	4.250	04/15/43	154,189
200,000		Union Pacific Corp	4.050	11/15/45	200,870
200,000		Union Pacific Corp	3.350	08/15/46	178,763
770,000		Union Pacific Corp	3.799	10/01/51	717,110
200,000		Union Pacific Corp	3.875	02/01/55	183,275
300,000		Union Pacific Corp	4.375	11/15/65	297,604
193,133		Union Pacific Railroad Co	2.695	05/12/27	185,624
100,000		United Parcel Service, Inc	5.500	01/15/18	104,208
300,000		United Parcel Service, Inc	5.125	04/01/19	322,046
1,105,000		United Parcel Service, Inc	3.125	01/15/21	1,141,136
1,400,000		United Parcel Service, Inc	2.450	10/01/22	1,392,635
125,000		United Parcel Service, Inc	2.400	11/15/26	118,326
35,000		United Parcel Service, Inc	6.200	01/15/38	45,970
450,000		United Parcel Service, Inc	3.625	10/01/42	428,250
400,000		United Parcel Service, Inc	3.400	11/15/46	367,897
		TOTAL TRANSPORTATION			44,224,633

UTILITIES - 2.6%
100,000	g	AEP Transmission Co LLC	3.100	12/01/26	98,336
600,000	g	AEP Transmission Co LLC	4.000	12/01/46	593,906
106

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$370,000	AGL Capital Corp	5.250%	08/15/19	$396,257
275,000	AGL Capital Corp	3.875	11/15/25	281,563
400,000	AGL Capital Corp	3.250	06/15/26	389,744
275,000	AGL Capital Corp	4.400	06/01/43	271,404
475,000	Alabama Power Co	3.550	12/01/23	495,638
300,000	Alabama Power Co	5.200	06/01/41	338,760
200,000	Alabama Power Co	3.850	12/01/42	190,801
400,000	Alabama Power Co	3.750	03/01/45	377,151
300,000	Alabama Power Co	4.300	01/02/46	309,785
300,000	Ameren Corp	2.700	11/15/20	301,380
600,000	Ameren Illinois Co	2.700	09/01/22	601,162
200,000	Ameren Illinois Co	3.250	03/01/25	201,789
100,000	Ameren Illinois Co	4.800	12/15/43	111,497
200,000	Ameren Illinois Co	4.300	07/01/44	209,012
125,000	Ameren Illinois Co	4.150	03/15/46	127,859
500,000	American Water Capital Corp	3.850	03/01/24	526,264
300,000	American Water Capital Corp	3.400	03/01/25	306,619
225,000	American Water Capital Corp	4.300	12/01/42	235,156
150,000	American Water Capital Corp	4.300	09/01/45	156,393
100,000	American Water Capital Corp	4.000	12/01/46	100,201
140,000	Appalachian Power Co	7.000	04/01/38	184,341
500,000	Appalachian Power Co	4.400	05/15/44	506,364
150,000	Arizona Public Service Co	8.750	03/01/19	170,455
200,000	Arizona Public Service Co	3.350	06/15/24	203,838
350,000	Arizona Public Service Co	4.500	04/01/42	366,882
200,000	Arizona Public Service Co	4.700	01/15/44	213,745
200,000	Arizona Public Service Co	4.350	11/15/45	205,449
100,000	Atmos Energy Corp	8.500	03/15/19	113,669
100,000	Atmos Energy Corp	5.500	06/15/41	115,129
125,000	Atmos Energy Corp	4.150	01/15/43	121,518
200,000	Atmos Energy Corp	4.125	10/15/44	198,521
100,000	Baltimore Gas & Electric Co	3.500	11/15/21	103,734
400,000	Baltimore Gas & Electric Co	3.350	07/01/23	409,022
200,000	Baltimore Gas & Electric Co	2.400	08/15/26	186,448
150,000	Baltimore Gas & Electric Co	3.500	08/15/46	134,673
200,000	Berkshire Hathaway Energy Co	2.000	11/15/18	200,824
325,000	Berkshire Hathaway Energy Co	2.400	02/01/20	325,685
200,000	Berkshire Hathaway Energy Co	3.750	11/15/23	208,918
350,000	Berkshire Hathaway Energy Co	3.500	02/01/25	356,491
200,000	Berkshire Hathaway Energy Co	5.150	11/15/43	224,137
500,000	Berkshire Hathaway Energy Co	4.500	02/01/45	517,684
100,000	Black Hills Corp	2.500	01/11/19	100,364
200,000	Black Hills Corp	4.250	11/30/23	210,388
100,000	Black Hills Corp	3.950	01/15/26	101,977
100,000	Black Hills Corp	3.150	01/15/27	95,546
200,000	Black Hills Corp	4.200	09/15/46	190,266
200,000	Brookfield Finance, Inc	4.250	06/02/26	197,823
785,000	Carolina Power & Light Co	5.300	01/15/19	838,796
350,000	Carolina Power & Light Co	3.000	09/15/21	358,673
150,000	Carolina Power & Light Co	2.800	05/15/22	151,512
100,000	Carolina Power & Light Co	4.100	05/15/42	99,237
300,000	Carolina Power & Light Co	4.100	03/15/43	299,370
400,000	CenterPoint Energy Houston Electric LLC	2.250	08/01/22	390,716
107

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		CenterPoint Energy Houston Electric LLC	2.400%	09/01/26	$187,416
100,000		CenterPoint Energy Houston Electric LLC	6.950	03/15/33	132,985
100,000		CenterPoint Energy Houston Electric LLC	3.550	08/01/42	93,877
300,000		CenterPoint Energy Houston Electric LLC	4.500	04/01/44	325,268
423,000		CenterPoint Energy Resources Corp	4.500	01/15/21	443,490
200,000	g	Cleco Corporate Holdings LLC	3.743	05/01/26	196,689
200,000	g	Cleco Corporate Holdings LLC	4.973	05/01/46	202,080
203,000		Cleco Power LLC	6.000	12/01/40	246,464
200,000		CMS Energy Corp	3.875	03/01/24	207,776
100,000		CMS Energy Corp	3.600	11/15/25	101,094
100,000		CMS Energy Corp	4.700	03/31/43	104,355
300,000		Columbia Pipeline Group, Inc	2.450	06/01/18	301,420
300,000		Columbia Pipeline Group, Inc	3.300	06/01/20	305,437
300,000		Columbia Pipeline Group, Inc	4.500	06/01/25	314,778
300,000		Columbia Pipeline Group, Inc	5.800	06/01/45	344,362
300,000		Commonwealth Edison Co	2.150	01/15/19	301,016
775,000		Commonwealth Edison Co	4.000	08/01/20	816,281
200,000		Commonwealth Edison Co	3.100	11/01/24	200,075
250,000		Commonwealth Edison Co	2.550	06/15/26	237,817
387,000		Commonwealth Edison Co	5.900	03/15/36	474,697
200,000		Commonwealth Edison Co	3.800	10/01/42	191,496
300,000		Commonwealth Edison Co	4.600	08/15/43	322,458
300,000		Commonwealth Edison Co	4.700	01/15/44	329,818
100,000		Commonwealth Edison Co	3.700	03/01/45	93,849
250,000		Commonwealth Edison Co	3.650	06/15/46	234,429
200,000		Connecticut Light & Power Co	2.500	01/15/23	195,582
200,000		Connecticut Light & Power Co	4.300	04/15/44	205,311
250,000		Connecticut Light & Power Co	4.150	06/01/45	251,032
60,000		Consolidated Edison Co of New York, Inc	6.650	04/01/19	66,165
1,390,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	1,487,413
200,000		Consolidated Edison Co of New York, Inc	2.900	12/01/26	196,234
325,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	392,867
200,000		Consolidated Edison Co of New York, Inc	4.200	03/15/42	200,152
550,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	531,265
600,000		Consolidated Edison Co of New York, Inc	4.450	03/15/44	623,438
150,000		Consolidated Edison Co of New York, Inc	4.500	12/01/45	158,731
400,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	380,840
200,000		Consolidated Edison Co of New York, Inc	4.625	12/01/54	209,340
200,000		Consolidated Edison Co of New York, Inc	4.300	12/01/56	199,255
100,000		Consolidated Edison, Inc	2.000	05/15/21	97,646
730,000		Consumers Energy Co	6.125	03/15/19	795,829
150,000		Consumers Energy Co	2.850	05/15/22	152,215
200,000		Consumers Energy Co	3.375	08/15/23	206,046
100,000		Consumers Energy Co	3.125	08/31/24	100,612
250,000		Consumers Energy Co	3.950	05/15/43	245,375
200,000		Consumers Energy Co	4.100	11/15/45	205,957
100,000		Consumers Energy Co	3.250	08/15/46	88,084
100,000		Consumers Energy Co	4.350	08/31/64	99,900
200,000		Delmarva Power & Light Co	3.500	11/15/23	205,552
200,000		Delmarva Power & Light Co	4.150	05/15/45	204,527
150,000		Dominion Gas Holdings LLC	2.500	12/15/19	151,563
250,000		Dominion Gas Holdings LLC	2.800	11/15/20	252,082
108

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Dominion Gas Holdings LLC	3.550%	11/01/23	$202,159
200,000		Dominion Gas Holdings LLC	3.600	12/15/24	202,209
200,000		Dominion Gas Holdings LLC	4.800	11/01/43	206,851
200,000		Dominion Gas Holdings LLC	4.600	12/15/44	198,609
300,000		Dominion Resources, Inc	1.900	06/15/18	300,110
400,000	i	Dominion Resources, Inc	2.962	07/01/19	404,790
150,000		Dominion Resources, Inc	1.600	08/15/19	147,646
1,700,000		Dominion Resources, Inc	4.450	03/15/21	1,814,922
200,000	i	Dominion Resources, Inc	4.104	04/01/21	208,161
125,000		Dominion Resources, Inc	2.000	08/15/21	121,109
200,000		Dominion Resources, Inc	3.625	12/01/24	201,008
150,000		Dominion Resources, Inc	2.850	08/15/26	140,435
200,000		Dominion Resources, Inc	5.950	06/15/35	230,774
100,000		Dominion Resources, Inc	4.050	09/15/42	92,614
200,000		Dominion Resources, Inc	4.700	12/01/44	205,215
300,000	i	Dominion Resources, Inc	5.750	10/01/54	307,500
100,000		DTE Electric Co	3.700	06/01/46	95,989
200,000		DTE Energy Co	3.300	06/15/22	203,239
400,000		DTE Energy Electric Company	3.450	10/01/20	416,778
100,000		DTE Energy Electric Company	2.650	06/15/22	100,541
200,000		DTE Energy Electric Company	3.850	12/01/23	206,691
200,000		DTE Energy Electric Company	3.650	03/15/24	208,195
200,000		DTE Energy Electric Company	3.500	06/01/24	201,331
100,000		DTE Energy Electric Company	3.950	06/15/42	99,154
200,000		DTE Energy Electric Company	4.000	04/01/43	200,797
200,000		DTE Energy Electric Company	4.300	07/01/44	209,580
300,000		DTE Energy Electric Company	3.700	03/15/45	286,223
623,000		Duke Energy Carolinas LLC	5.100	04/15/18	650,956
125,000		Duke Energy Carolinas LLC	4.300	06/15/20	133,530
200,000		Duke Energy Carolinas LLC	2.500	03/15/23	198,005
200,000		Duke Energy Carolinas LLC	2.950	12/01/26	196,442
500,000		Duke Energy Carolinas LLC	4.000	09/30/42	495,568
300,000		Duke Energy Carolinas LLC	3.750	06/01/45	284,973
200,000		Duke Energy Carolinas LLC	3.875	03/15/46	195,223
500,000		Duke Energy Corp	2.100	06/15/18	502,053
746,000		Duke Energy Corp	5.050	09/15/19	803,852
250,000		Duke Energy Corp	1.800	09/01/21	240,598
300,000		Duke Energy Corp	3.050	08/15/22	301,210
300,000		Duke Energy Corp	3.950	10/15/23	314,333
375,000		Duke Energy Corp	2.650	09/01/26	349,462
300,000		Duke Energy Corp	4.800	12/15/45	316,470
1,000,000		Duke Energy Corp	3.750	09/01/46	898,298
500,000		Duke Energy Florida LLC	3.400	10/01/46	443,902
300,000		Duke Energy Indiana LLC	3.750	05/15/46	281,566
250,000		Duke Energy Indiana, Inc	4.200	03/15/42	247,118
200,000		Duke Energy Indiana, Inc	4.900	07/15/43	221,196
200,000		Duke Energy Ohio, Inc	3.700	06/15/46	188,652
300,000		Duke Energy Progress LLC	3.250	08/15/25	304,228
300,000		Duke Energy Progress LLC	4.200	08/15/45	304,640
500,000		Duke Energy Progress LLC	3.700	10/15/46	472,426
400,000		Duke Energy Progress, Inc	4.375	03/30/44	413,676
500,000		Duke Energy Progress, Inc	4.150	12/01/44	495,746
200,000		Edison International	2.950	03/15/23	197,649
109

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	El Paso Electric Co	5.000%	12/01/44	$208,152
50,000	Empresa Nacional de Electricidad S.A.	4.250	04/15/24	49,938
100,000	Enbridge, Inc	5.600	04/01/17	101,026
300,000	Enbridge, Inc	4.000	10/01/23	304,246
100,000	Enbridge, Inc	4.250	12/01/26	102,242
300,000	Enbridge, Inc	4.500	06/10/44	278,374
125,000	Enbridge, Inc	5.500	12/01/46	134,101
400,000	Energy Transfer Partners LP	6.125	02/15/17	402,070
650,000	Energy Transfer Partners LP	2.500	06/15/18	652,281
44,000	Energy Transfer Partners LP	9.700	03/15/19	50,484
500,000	Energy Transfer Partners LP	4.150	10/01/20	517,404
500,000	Energy Transfer Partners LP	4.650	06/01/21	518,693
200,000	Energy Transfer Partners LP	5.200	02/01/22	213,951
200,000	Energy Transfer Partners LP	3.600	02/01/23	196,508
500,000	Energy Transfer Partners LP	4.900	02/01/24	516,626
400,000	Energy Transfer Partners LP	4.050	03/15/25	395,464
1,000,000	Energy Transfer Partners LP	4.750	01/15/26	1,032,492
400,000	Energy Transfer Partners LP	4.900	03/15/35	373,270
140,000	Energy Transfer Partners LP	7.500	07/01/38	162,096
450,000	Energy Transfer Partners LP	6.500	02/01/42	485,403
200,000	Energy Transfer Partners LP	5.150	02/01/43	186,053
200,000	Energy Transfer Partners LP	5.950	10/01/43	205,783
400,000	Energy Transfer Partners LP	5.150	03/15/45	382,942
500,000	Energy Transfer Partners LP	6.125	12/15/45	531,057
200,000	EnLink Midstream Partners LP	2.700	04/01/19	200,086
200,000	EnLink Midstream Partners LP	4.400	04/01/24	198,495
300,000	EnLink Midstream Partners LP	4.150	06/01/25	290,827
100,000	EnLink Midstream Partners LP	4.850	07/15/26	100,737
200,000	EnLink Midstream Partners LP	5.600	04/01/44	192,296
125,000	Entergy Arkansas, Inc	3.750	02/15/21	130,973
300,000	Entergy Arkansas, Inc	3.050	06/01/23	300,805
175,000	Entergy Arkansas, Inc	3.700	06/01/24	181,101
300,000	Entergy Arkansas, Inc	3.500	04/01/26	305,285
200,000	Entergy Arkansas, Inc	4.950	12/15/44	204,128
200,000	Entergy Corp	5.125	09/15/20	215,445
200,000	Entergy Corp	4.000	07/15/22	208,920
300,000	Entergy Corp	2.950	09/01/26	280,209
200,000	Entergy Louisiana LLC	4.050	09/01/23	209,397
200,000	Entergy Louisiana LLC	2.400	10/01/26	186,335
200,000	Entergy Louisiana LLC	3.250	04/01/28	196,959
300,000	Entergy Louisiana LLC	4.950	01/15/45	307,573
200,000	Entergy Mississippi, Inc	2.850	06/01/28	189,579
225,000	Entergy Texas, Inc	7.125	02/01/19	247,525
300,000	EQT Midstream Partners LP	4.000	08/01/24	295,522
200,000	EQT Midstream Partners LP	4.125	12/01/26	194,664
325,000	Exelon Corp	2.850	06/15/20	328,283
1,122,000	Exelon Corp	2.450	04/15/21	1,107,560
300,000	Exelon Corp	3.950	06/15/25	308,018
200,000	Exelon Corp	3.400	04/15/26	195,953
500,000	Exelon Corp	4.950	06/15/35	529,663
200,000	Exelon Corp	4.450	04/15/46	195,394
200,000	Exelon Generation Co LLC	2.950	01/15/20	202,277
110

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Exelon Generation Co LLC	4.250%	06/15/22	$206,806
371,000		Exelon Generation Co LLC	5.600	06/15/42	342,938
400,000		Florida Power & Light Co	2.750	06/01/23	399,883
500,000		Florida Power & Light Co	3.250	06/01/24	509,661
907,000		Florida Power & Light Co	3.125	12/01/25	915,785
400,000		Florida Power & Light Co	5.250	02/01/41	470,432
100,000		Florida Power & Light Co	4.125	02/01/42	102,374
200,000		Florida Power & Light Co	4.050	06/01/42	203,492
450,000		Florida Power & Light Co	3.800	12/15/42	441,625
400,000		Florida Power & Light Co	4.050	10/01/44	408,993
29,000		Florida Power Corp	5.650	06/15/18	30,654
1,200,000		Florida Power Corp	3.100	08/15/21	1,229,501
165,000		Florida Power Corp	6.400	06/15/38	217,207
300,000		Florida Power Corp	3.850	11/15/42	287,102
175,000	g	Fortis, Inc	2.100	10/04/21	168,978
275,000	g	Fortis, Inc	3.055	10/04/26	256,812
200,000		Georgia Power Co	1.950	12/01/18	200,770
100,000		Georgia Power Co	3.250	04/01/26	100,353
177,000		Georgia Power Co	5.950	02/01/39	212,536
700,000		Georgia Power Co	4.300	03/15/43	705,126
200,000		Great Plains Energy, Inc	4.850	06/01/21	212,898
200,000	i	Great Plains Energy, Inc	5.292	06/15/22	216,683
750,000		Hewlett Packard Enterprise Co	2.850	10/05/18	757,111
1,475,000		Hewlett Packard Enterprise Co	3.600	10/15/20	1,499,433
750,000		Hewlett Packard Enterprise Co	4.400	10/15/22	780,196
1,000,000		Hewlett Packard Enterprise Co	4.900	10/15/25	1,027,511
750,000		Hewlett Packard Enterprise Co	6.200	10/15/35	762,691
350,000		Hewlett Packard Enterprise Co	6.350	10/15/45	352,960
80,000		Indiana Michigan Power Co	7.000	03/15/19	88,132
200,000		Indiana Michigan Power Co	3.200	03/15/23	201,722
225,000		Indiana Michigan Power Co	4.550	03/15/46	232,896
70,000		Integrys Energy Group, Inc	4.170	11/01/20	73,127
300,000		Interstate Power & Light Co	3.250	12/01/24	300,418
100,000		Interstate Power & Light Co	6.250	07/15/39	126,525
200,000		Interstate Power & Light Co	4.700	10/15/43	208,489
100,000		Interstate Power & Light Co	3.700	09/15/46	91,798
200,000		ITC Holdings Corp	4.050	07/01/23	204,972
300,000		ITC Holdings Corp	3.650	06/15/24	300,343
100,000		ITC Holdings Corp	3.250	06/30/26	97,002
225,000		Kansas City Power & Light Co	3.150	03/15/23	223,091
200,000		Kansas City Power & Light Co	3.650	08/15/25	199,964
100,000		Kansas City Power & Light Co	5.300	10/01/41	106,647
20,000	g	Kansas Gas & Electric	6.700	06/15/19	22,165
125,000		Kentucky Utilities Co	3.300	10/01/25	126,951
175,000		Kentucky Utilities Co	4.650	11/15/43	192,387
100,000		Kentucky Utilities Co	4.375	10/01/45	103,975
250,000		KeySpan Corp	5.803	04/01/35	282,986
400,000		Kinder Morgan, Inc	5.950	02/15/18	417,198
300,000		Kinder Morgan, Inc	2.650	02/01/19	301,470
500,000		Kinder Morgan, Inc	9.000	02/01/19	562,833
2,400,000		Kinder Morgan, Inc	3.050	12/01/19	2,433,286
1,200,000		Kinder Morgan, Inc	3.950	09/01/22	1,230,768
350,000		Kinder Morgan, Inc	3.450	02/15/23	346,839
111

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Kinder Morgan, Inc	3.500%	09/01/23	$197,048
300,000	Kinder Morgan, Inc	4.150	02/01/24	304,952
500,000	Kinder Morgan, Inc	4.250	09/01/24	511,070
1,200,000	Kinder Morgan, Inc	4.300	06/01/25	1,233,935
1,300,000	Kinder Morgan, Inc	5.300	12/01/34	1,317,445
535,000	Kinder Morgan, Inc	6.500	09/01/39	586,508
300,000	Kinder Morgan, Inc	5.625	09/01/41	300,818
200,000	Kinder Morgan, Inc	5.000	08/15/42	190,810
500,000	Kinder Morgan, Inc	5.000	03/01/43	481,279
400,000	Kinder Morgan, Inc	5.500	03/01/44	407,096
200,000	Kinder Morgan, Inc	5.400	09/01/44	198,996
300,000	Kinder Morgan, Inc	5.550	06/01/45	314,967
320,000	LG&E and KU Energy LLC	3.750	11/15/20	332,580
225,000	Louisville Gas & Electric Co	3.300	10/01/25	226,799
125,000	Louisville Gas & Electric Co	4.650	11/15/43	136,775
100,000	Louisville Gas & Electric Co	4.375	10/01/45	104,879
880,000	Metropolitan Edison Co	7.700	01/15/19	967,998
300,000	MidAmerican Energy Co	3.500	10/15/24	309,720
200,000	MidAmerican Energy Co	4.400	10/15/44	212,015
300,000	MidAmerican Energy Co	2.400	03/15/19	303,544
200,000	MidAmerican Energy Co	3.700	09/15/23	209,198
200,000	MidAmerican Energy Co	4.800	09/15/43	220,811
200,000	MidAmerican Energy Co	4.250	05/01/46	205,558
1,032,000	MidAmerican Energy Holdings Co	5.950	05/15/37	1,262,242
300,000	MidAmerican Energy Holdings Co	6.500	09/15/37	389,897
750,000	Mississippi Power Co	4.250	03/15/42	647,637
1,500,000	MPLX LP	4.875	06/01/25	1,540,333
100,000	National Fuel Gas Co	4.900	12/01/21	105,733
200,000	National Fuel Gas Co	3.750	03/01/23	194,823
300,000	National Fuel Gas Co	5.200	07/15/25	311,197
820,000	Nevada Power Co	6.500	08/01/18	881,593
45,000	Nevada Power Co	7.125	03/15/19	50,011
230,000	Nevada Power Co	5.375	09/15/40	262,903
100,000	NextEra Energy Capital Holdings, Inc	1.649	09/01/18	99,668
125,000	NextEra Energy Capital Holdings, Inc	2.300	04/01/19	125,903
100,000	NextEra Energy Capital Holdings, Inc	2.700	09/15/19	101,220
500,000	NextEra Energy Capital Holdings, Inc	4.500	06/01/21	534,643
140,000	NiSource Finance Corp	6.400	03/15/18	147,423
150,000	NiSource Finance Corp	6.125	03/01/22	172,824
400,000	NiSource Finance Corp	3.850	02/15/23	412,857
100,000	NiSource Finance Corp	5.950	06/15/41	118,523
200,000	NiSource Finance Corp	5.250	02/15/43	220,885
150,000	NiSource Finance Corp	4.800	02/15/44	157,620
815,000	NiSource Finance Corp	5.650	02/01/45	948,499
300,000	Northeast Utilities	2.800	05/01/23	293,138
100,000	Northeast Utilities	3.150	01/15/25	98,605
500,000	Northern States Power Co	2.200	08/15/20	500,407
150,000	Northern States Power Co	2.150	08/15/22	146,470
300,000	Northern States Power Co	2.600	05/15/23	296,485
425,000	Northern States Power Co	5.350	11/01/39	508,140
200,000	Northern States Power Co	3.400	08/15/42	183,138
150,000	Northern States Power Co	4.000	08/15/45	149,115
112

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$175,000		Northern States Power Co	3.600%	05/15/46	$165,300
200,000		NorthWestern Corp	4.176	11/15/44	199,705
200,000		NSTAR Electric Co	2.375	10/15/22	196,190
200,000		NSTAR Electric Co	3.250	11/15/25	200,417
500,000		Oglethorpe Power Corp	4.200	12/01/42	474,624
300,000		Oglethorpe Power Corp	4.550	06/01/44	296,065
250,000		Ohio Edison Co	8.250	10/15/38	355,560
600,000		Ohio Power Co	5.375	10/01/21	669,677
100,000		Oklahoma Gas & Electric Co	5.250	05/15/41	111,258
400,000		Oklahoma Gas & Electric Co	3.900	05/01/43	383,589
200,000		Oklahoma Gas & Electric Co	4.000	12/15/44	196,946
400,000		Oncor Electric Delivery Co LLC	2.950	04/01/25	395,596
200,000		Oncor Electric Delivery Co LLC	6.800	09/01/18	216,074
100,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	100,163
150,000		Oncor Electric Delivery Co LLC	4.100	06/01/22	160,037
70,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	96,882
100,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	115,759
550,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	585,950
150,000		Oncor Electric Delivery Co LLC	5.300	06/01/42	175,620
75,000		Oncor Electric Delivery Co LLC	3.750	04/01/45	71,755
225,000	g	Oncor Electric Delivery Co LLC	3.750	04/01/45	215,264
100,000		ONEOK Partners LP	2.000	10/01/17	100,272
200,000		ONEOK Partners LP	3.200	09/15/18	204,330
400,000		ONEOK Partners LP	3.375	10/01/22	401,242
200,000		ONEOK Partners LP	5.000	09/15/23	217,404
700,000		ONEOK Partners LP	4.900	03/15/25	749,929
130,000		ONEOK Partners LP	6.650	10/01/36	147,264
250,000		ONEOK Partners LP	6.850	10/15/37	290,272
100,000		ONEOK Partners LP	6.125	02/01/41	109,813
355,000		Pacific Gas & Electric Co	8.250	10/15/18	394,024
400,000		Pacific Gas & Electric Co	3.250	06/15/23	407,651
175,000		Pacific Gas & Electric Co	3.850	11/15/23	184,424
200,000		Pacific Gas & Electric Co	3.750	02/15/24	208,095
500,000		Pacific Gas & Electric Co	3.400	08/15/24	510,310
900,000		Pacific Gas & Electric Co	3.500	06/15/25	923,593
420,000		Pacific Gas & Electric Co	6.050	03/01/34	524,874
600,000		Pacific Gas & Electric Co	5.400	01/15/40	701,558
400,000		Pacific Gas & Electric Co	4.500	12/15/41	416,503
150,000		Pacific Gas & Electric Co	3.750	08/15/42	140,479
400,000		Pacific Gas & Electric Co	4.600	06/15/43	421,119
200,000		Pacific Gas & Electric Co	5.125	11/15/43	227,510
300,000		Pacific Gas & Electric Co	4.750	02/15/44	328,577
300,000		Pacific Gas & Electric Co	4.300	03/15/45	306,208
200,000		Pacific Gas & Electric Co	4.250	03/15/46	202,828
600,000		Pacific Gas & Electric Co	4.000	12/01/46	590,462
250,000		PacifiCorp	2.950	02/01/22	254,354
200,000		PacifiCorp	2.950	06/01/23	200,875
300,000		PacifiCorp	3.600	04/01/24	311,654
200,000		PacifiCorp	3.350	07/01/25	202,699
850,000		PacifiCorp	6.000	01/15/39	1,079,756
200,000		PECO Energy Co	1.700	09/15/21	193,973
150,000		PECO Energy Co	2.375	09/15/22	147,142
200,000		PECO Energy Co	3.150	10/15/25	199,545
113

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	PECO Energy Co	4.800%	10/15/43	$222,917
200,000	PECO Energy Co	4.150	10/01/44	203,839
300,000	PG&E Corp	2.400	03/01/19	301,073
200,000	Phillips 66 Partners LP	2.646	02/15/20	199,258
100,000	Phillips 66 Partners LP	3.550	10/01/26	96,634
300,000	Phillips 66 Partners LP	4.680	02/15/45	278,030
100,000	Phillips 66 Partners LP	4.900	10/01/46	95,847
150,000	Piedmont Natural Gas Co, Inc	4.100	09/18/34	147,614
200,000	Piedmont Natural Gas Co, Inc	4.650	08/01/43	206,234
200,000	Potomac Electric Power Co	3.600	03/15/24	206,557
65,000	Potomac Electric Power Co	7.900	12/15/38	95,793
500,000	Potomac Electric Power Co	4.150	03/15/43	508,335
300,000	PPL Capital Funding, Inc	4.200	06/15/22	315,859
200,000	PPL Capital Funding, Inc	3.500	12/01/22	204,314
400,000	PPL Capital Funding, Inc	3.400	06/01/23	402,299
100,000	PPL Capital Funding, Inc	3.950	03/15/24	103,376
175,000	PPL Capital Funding, Inc	3.100	05/15/26	167,174
200,000	PPL Electric Utilities Corp	2.500	09/01/22	196,565
300,000	PPL Electric Utilities Corp	4.750	07/15/43	333,860
200,000	PPL Electric Utilities Corp	4.125	06/15/44	202,286
275,000	PPL Electric Utilities Corp	4.150	10/01/45	278,902
300,000	Progress Energy, Inc	3.150	04/01/22	302,415
900,000	Progress Energy, Inc	7.750	03/01/31	1,236,228
100,000	PSEG Power LLC	2.450	11/15/18	100,684
500,000	PSEG Power LLC	3.000	06/15/21	501,100
150,000	Public Service Co of Colorado	2.250	09/15/22	147,453
200,000	Public Service Co of Colorado	2.500	03/15/23	196,803
300,000	Public Service Co of Colorado	2.900	05/15/25	296,649
150,000	Public Service Co of Colorado	3.600	09/15/42	140,794
100,000	Public Service Co of Colorado	4.300	03/15/44	104,306
200,000	Public Service Co of Colorado	3.550	06/15/46	185,542
300,000	Public Service Co of New Hampshire	3.500	11/01/23	305,482
200,000	Public Service Co of New Mexico	3.850	08/01/25	207,063
520,000	Public Service Co of Oklahoma	5.150	12/01/19	558,897
100,000	Public Service Co of Oklahoma	4.400	02/01/21	106,388
150,000	Public Service Co of Oklahoma	6.625	11/15/37	190,727
220,000	Public Service Electric & Gas Co	5.300	05/01/18	230,687
200,000	Public Service Electric & Gas Co	2.300	09/15/18	202,141
500,000	Public Service Electric & Gas Co	1.800	06/01/19	499,314
200,000	Public Service Electric & Gas Co	2.000	08/15/19	201,151
100,000	Public Service Electric & Gas Co	1.900	03/15/21	98,133
200,000	Public Service Electric & Gas Co	3.150	08/15/24	201,809
300,000	Public Service Electric & Gas Co	2.250	09/15/26	277,951
410,000	Public Service Electric & Gas Co	5.375	11/01/39	481,272
200,000	Public Service Electric & Gas Co	3.950	05/01/42	199,275
100,000	Public Service Electric & Gas Co	3.650	09/01/42	95,546
200,000	Public Service Electric & Gas Co	3.800	01/01/43	195,746
200,000	Public Service Electric & Gas Co	4.000	06/01/44	201,370
200,000	Public Service Electric & Gas Co	4.050	05/01/45	199,853
100,000	Public Service Electric & Gas Co	3.800	03/01/46	96,840
200,000	Public Service Enterprise Group, Inc	1.600	11/15/19	197,102
500,000	Public Service Enterprise Group, Inc	2.000	11/15/21	483,665
114

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Puget Energy, Inc	3.650%	05/15/25	$295,270
250,000	Puget Sound Energy, Inc	5.757	10/01/39	302,711
700,000	Puget Sound Energy, Inc	4.434	11/15/41	731,936
200,000	Puget Sound Energy, Inc	4.300	05/20/45	207,473
200,000	RWJ Barnabas Health, Inc	3.949	07/01/46	183,825
150,000	San Diego Gas & Electric Co	3.000	08/15/21	154,183
400,000	San Diego Gas & Electric Co	3.600	09/01/23	418,272
800,000	San Diego Gas & Electric Co	2.500	05/15/26	765,590
305,000	San Diego Gas & Electric Co	5.350	05/15/40	360,167
100,000	San Diego Gas & Electric Co	3.950	11/15/41	99,389
300,000	SCANA Corp	4.750	05/15/21	313,461
100,000	SCANA Corp	4.125	02/01/22	100,945
250,000	Scottish Power Ltd	5.810	03/15/25	275,863
605,000	Sempra Energy	2.300	04/01/17	606,176
100,000	Sempra Energy	1.625	10/07/19	98,663
200,000	Sempra Energy	2.850	11/15/20	201,387
150,000	Sempra Energy	2.875	10/01/22	148,398
500,000	Sempra Energy	4.050	12/01/23	521,631
200,000	Sempra Energy	3.550	06/15/24	202,170
200,000	Sempra Energy	3.750	11/15/25	201,759
260,000	Sempra Energy	6.000	10/15/39	309,293
1,500,000	Shire Acquisitions Investments Ireland DAC	1.900	09/23/19	1,480,288
1,500,000	Shire Acquisitions Investments Ireland DAC	2.400	09/23/21	1,447,612
1,500,000	Shire Acquisitions Investments Ireland DAC	2.875	09/23/23	1,424,020
1,000,000	Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	933,179
125,000	Sierra Pacific Power Co	3.375	08/15/23	127,832
869,000	Sierra Pacific Power Co	2.600	05/01/26	830,188
50,000	South Carolina Electric & Gas Co	5.300	05/15/33	56,918
125,000	South Carolina Electric & Gas Co	5.450	02/01/41	144,534
250,000	South Carolina Electric & Gas Co	4.350	02/01/42	252,953
300,000	South Carolina Electric & Gas Co	4.600	06/15/43	314,717
500,000	South Carolina Electric & Gas Co	4.100	06/15/46	493,874
200,000	South Carolina Electric & Gas Co	4.500	06/01/64	196,685
426,175	Southaven Combined Cycle Generation LLC	3.846	08/15/33	438,928
250,000	Southern California Edison Co	5.500	08/15/18	265,592
280,000	Southern California Edison Co	3.875	06/01/21	296,097
500,000	Southern California Edison Co	2.400	02/01/22	498,060
400,000	Southern California Edison Co	3.500	10/01/23	415,252
185,000	Southern California Edison Co	6.050	03/15/39	236,639
300,000	Southern California Edison Co	4.500	09/01/40	319,173
500,000	Southern California Edison Co	3.900	12/01/41	492,785
200,000	Southern California Edison Co	4.050	03/15/42	201,201
500,000	Southern California Edison Co	3.900	03/15/43	490,730
450,000	Southern California Edison Co	3.600	02/01/45	424,745
200,000	Southern California Gas Co	1.550	06/15/18	200,119
200,000	Southern California Gas Co	3.150	09/15/24	202,912
200,000	Southern California Gas Co	3.200	06/15/25	203,244
200,000	Southern California Gas Co	2.600	06/15/26	191,717
150,000	Southern California Gas Co	3.750	09/15/42	146,224
200,000	Southern California Gas Co	4.450	03/15/44	211,796
400,000	Southern Co	1.550	07/01/18	398,449
400,000	Southern Co	1.850	07/01/19	398,590
300,000	Southern Co	2.750	06/15/20	302,364
115

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$400,000		Southern Co	2.350%	07/01/21	$392,761
400,000		Southern Co	2.950	07/01/23	394,290
1,400,000		Southern Co	3.250	07/01/26	1,360,516
400,000		Southern Co	4.250	07/01/36	397,143
400,000		Southern Co	4.400	07/01/46	394,844
300,000	i	Southern Co	5.500	03/15/57	303,018
200,000		Southern Co Gas Capital Corp	2.450	10/01/23	191,604
100,000		Southern Co Gas Capital Corp	3.950	10/01/46	92,338
108,000	g	Southern Natural Gas Co	5.900	04/01/17	109,123
550,000		Southern Natural Gas Co	4.400	06/15/21	582,790
100,000		Southern Natural Gas Co	8.000	03/01/32	125,057
300,000		Southern Power Co	1.950	12/15/19	296,984
500,000		Southern Power Co	2.375	06/01/20	495,846
300,000		Southern Power Co	2.500	12/15/21	293,503
200,000		Southern Power Co	4.150	12/01/25	206,995
300,000		Southern Power Co	4.950	12/15/46	291,776
250,000		Southwest Gas Corp	3.875	04/01/22	255,399
100,000		Southwest Gas Corp	3.800	09/29/46	89,558
500,000		Southwestern Electric Power Co	2.750	10/01/26	471,069
400,000		Southwestern Electric Power Co	6.200	03/15/40	479,415
600,000		Southwestern Public Service Co	4.500	08/15/41	633,220
300,000		Southwestern Public Service Co	3.400	08/15/46	268,691
60,000		Spectra Energy Capital LLC	6.200	04/15/18	62,717
600,000		Spectra Energy Capital LLC	3.300	03/15/23	579,445
200,000		Spectra Energy Partners LP	2.950	09/25/18	203,121
200,000		Spectra Energy Partners LP	4.750	03/15/24	212,101
400,000		Spectra Energy Partners LP	3.500	03/15/25	390,191
100,000		Spectra Energy Partners LP	3.375	10/15/26	95,504
200,000		Spectra Energy Partners LP	5.950	09/25/43	225,960
300,000		Spectra Energy Partners LP	4.500	03/15/45	284,705
150,000		System Energy Resources, Inc	4.100	04/01/23	153,633
200,000		Tampa Electric Co	5.400	05/15/21	219,209
100,000		Tampa Electric Co	2.600	09/15/22	98,272
100,000		Tampa Electric Co	4.100	06/15/42	96,401
175,000		Tampa Electric Co	4.350	05/15/44	174,718
200,000		Tampa Electric Co	4.200	05/15/45	195,616
300,000		TC PipeLines LP	4.375	03/13/25	302,057
200,000		TECO Finance, Inc	5.150	03/15/20	212,249
200,000		Tennessee Gas Pipeline Co	7.000	10/15/28	233,328
12,000		Toledo Edison Co	7.250	05/01/20	13,267
300,000		Toledo Edison Co	6.150	05/15/37	353,534
650,000		Total Capital S.A.	2.125	08/10/18	654,865
200,000		Total Capital S.A.	4.450	06/24/20	215,051
100,000		Total Capital S.A.	4.125	01/28/21	106,577
350,000		TransAlta Corp	6.900	05/15/18	364,547
300,000		TransAlta Corp	4.500	11/15/22	294,503
500,000	g	Transcontinental Gas Pipe Line Co LLC	7.850	02/01/26	629,716
125,000		Transcontinental Gas Pipe Line Co LLC	4.450	08/01/42	113,948
100,000		Tri-State Generation & Transmission Association, Inc	3.700	11/01/24	101,595
175,000		Tri-State Generation & Transmission Association, Inc	4.250	06/01/46	168,319
200,000		Tucson Electric Power Co	3.050	03/15/25	190,035
300,000		Union Electric Co	3.500	04/15/24	308,441
116

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Union Electric Co	8.450%	03/15/39	$157,322
100,000	Union Electric Co	3.900	09/15/42	98,324
100,000	Union Electric Co	3.650	04/15/45	94,348
100,000	United Utilities plc	6.875	08/15/28	110,737
825,000	Virginia Electric & Power Co	3.150	01/15/26	817,906
200,000	Virginia Electric & Power Co	2.950	11/15/26	194,117
1,100,000	Virginia Electric & Power Co	4.000	11/15/46	1,094,317
200,000	Virginia Electric and Power Co	1.200	01/15/18	199,136
309,000	Virginia Electric and Power Co	2.750	03/15/23	306,202
500,000	Virginia Electric and Power Co	3.450	02/15/24	513,256
200,000	Virginia Electric and Power Co	3.100	05/15/25	198,424
350,000	Virginia Electric and Power Co	6.000	05/15/37	432,391
160,000	Virginia Electric and Power Co	4.000	01/15/43	157,749
250,000	Virginia Electric and Power Co	4.650	08/15/43	270,872
400,000	Virginia Electric and Power Co	4.450	02/15/44	419,124
200,000	Virginia Electric and Power Co	4.200	05/15/45	203,101
100,000	Washington Gas Light Co	3.796	09/15/46	93,918
200,000	Washington Prime Group LP	3.850	04/01/20	200,224
125,000	WEC Energy Group, Inc	1.650	06/15/18	124,866
200,000	WEC Energy Group, Inc	2.450	06/15/20	200,014
100,000	WEC Energy Group, Inc	3.550	06/15/25	101,781
200,000	Westar Energy, Inc	3.250	12/01/25	199,863
100,000	Westar Energy, Inc	2.550	07/01/26	93,916
500,000	Westar Energy, Inc	4.125	03/01/42	495,357
175,000	Westar Energy, Inc	4.100	04/01/43	174,906
450,000	Western Gas Partners LP	4.000	07/01/22	456,883
200,000	Western Gas Partners LP	3.950	06/01/25	196,955
100,000	Western Gas Partners LP	4.650	07/01/26	103,399
200,000	Western Gas Partners LP	5.450	04/01/44	205,630
225,000	Western Massachusetts Electric Co	3.500	09/15/21	231,242
70,000	Williams Partners LP	7.250	02/01/17	70,273
530,000	Williams Partners LP	5.250	03/15/20	565,905
600,000	Williams Partners LP	4.000	11/15/21	615,250
750,000	Williams Partners LP	3.600	03/15/22	753,233
200,000	Williams Partners LP	3.350	08/15/22	196,667
300,000	Williams Partners LP	4.500	11/15/23	307,847
300,000	Williams Partners LP	4.300	03/04/24	302,615
500,000	Williams Partners LP	3.900	01/15/25	489,769
750,000	Williams Partners LP	4.000	09/15/25	740,600
300,000	Williams Partners LP	5.800	11/15/43	306,315
300,000	Williams Partners LP	5.400	03/04/44	290,239
500,000	Williams Partners LP	4.900	01/15/45	461,266
300,000	Wisconsin Electric Power Co	1.700	06/15/18	300,681
200,000	Wisconsin Electric Power Co	3.100	06/01/25	199,356
200,000	Wisconsin Electric Power Co	5.625	05/15/33	233,866
200,000	Wisconsin Electric Power Co	3.650	12/15/42	187,963
125,000	Wisconsin Electric Power Co	4.300	12/15/45	128,890
200,000	Wisconsin Power & Light Co	2.250	11/15/22	194,671
100,000	Wisconsin Power & Light Co	4.100	10/15/44	100,573
200,000	Wisconsin Public Service Corp	1.650	12/04/18	199,752
200,000	Wisconsin Public Service Corp	4.752	11/01/44	220,435
100,000	Xcel Energy, Inc	4.700	05/15/20	106,289
300,000	Xcel Energy, Inc	2.400	03/15/21	298,067
117

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Xcel Energy, Inc	2.600%	03/15/22	$298,468
100,000		Xcel Energy, Inc	3.350	12/01/26	99,934
100,000		Xcel Energy, Inc	4.800	09/15/41	106,358
		TOTAL UTILITIES			184,865,035

		TOTAL CORPORATE BONDS			1,840,194,289
		(Cost $1,827,253,064)

GOVERNMENT BONDS - 71.2%

AGENCY SECURITIES - 2.3%
9,250,000		Federal Farm Credit Bank (FFCB)	0.750	04/18/18	9,178,608
1,145,000		FFCB	3.500	12/20/23	1,227,158
500,000		Federal Home Loan Bank (FHLB)	4.875	05/17/17	507,850
1,000,000		FHLB	0.750	09/08/17	999,508
2,745,000		FHLB	5.000	11/17/17	2,843,227
2,000,000		FHLB	1.000	12/19/17	2,001,282
10,000,000		FHLB	1.625	06/14/19	10,045,740
16,000,000		FHLB	1.875	03/13/20	16,142,368
5,000,000		FHLB	1.125	07/14/21	4,821,775
24,500,000		Federal Home Loan Mortgage Corp (FHLMC)	0.875	03/07/18	24,464,916
4,500,000		FHLMC	1.250	08/01/19	4,479,453
17,500,000		FHLMC	2.375	01/13/22	17,769,150
150,000		Federal National Mortgage Association (FNMA)	5.000	05/11/17	152,289
4,340,000		FNMA	5.375	06/12/17	4,428,957
8,000,000		FNMA	1.125	07/20/18	7,990,968
8,000,000		FNMA	1.625	11/27/18	8,058,568
2,550,000		FNMA	0.875	08/02/19	2,513,441
11,000,000	j	FNMA	0.000	10/09/19	10,430,717
1,500,000		FNMA	1.750	11/26/19	1,510,713
7,000,000		FNMA	1.500	11/30/20	6,906,599
2,310,000	i	FNMA	2.301	09/25/22	2,259,867
6,000,000		FNMA	2.625	09/06/24	6,062,394
5,000,000		FNMA	6.625	11/15/30	6,942,880
1,000,000		FNMA	5.625	07/15/37	1,331,396
815,000		Financing Corp	9.400	02/08/18	887,652
825,000		Financing Corp	9.800	04/06/18	912,299
815,000		Financing Corp	10.350	08/03/18	931,869
500,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	512,535
300,000		Hashemite Kingdom of Jordan Government AID Bond	3.000	06/30/25	305,595
800,000		Israel Government AID Bond	5.500	09/18/23	945,819
300,000		Israel Government AID Bond	5.500	04/26/24	359,199
450,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	450,423
590,000		PEFCO	2.250	12/15/17	596,631
175,000		PEFCO	1.450	08/15/19	174,329
550,000		PEFCO	2.250	03/15/20	558,314
200,000		PEFCO	2.300	09/15/20	203,801
400,000		PEFCO	2.050	11/15/22	393,752
200,000		PEFCO	3.250	06/15/25	206,317
250,000		Ukraine Government AID Bonds	1.844	05/16/19	249,417
1,900,000		Hashemite Kingdom of Jordan Government AID Bond	1.945	06/23/19	1,920,146
175,000		Tunisia Government AID Bonds	1.416	08/05/21	168,982
118

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Ukraine Government AID Bonds	1.847%	05/29/20	$497,409
	TOTAL AGENCY SECURITIES			163,344,313

FOREIGN GOVERNMENT BONDS - 4.1%
1,200,000	African Development Bank	1.125	03/15/17	1,200,161
500,000	African Development Bank	0.750	11/03/17	498,325
900,000	African Development Bank	1.625	10/02/18	902,539
500,000	African Development Bank	1.000	11/02/18	495,650
500,000	African Development Bank	1.375	02/12/20	493,124
500,000	African Development Bank	1.250	07/26/21	479,827
450,000	African Development Bank	2.375	09/23/21	453,342
400,000	Agricultural Bank of China	2.000	05/21/18	399,266
1,400,000	Agricultural Bank of China	2.750	05/21/20	1,399,135
2,000,000	Asian Development Bank	1.125	03/15/17	2,000,288
500,000	Asian Development Bank	0.875	04/26/18	497,420
1,500,000	Asian Development Bank	1.125	06/05/18	1,495,305
400,000	Asian Development Bank	0.875	10/05/18	396,241
500,000	Asian Development Bank	1.375	01/15/19	498,678
1,000,000	Asian Development Bank	1.875	04/12/19	1,006,538
500,000	Asian Development Bank	1.500	01/22/20	496,985
1,500,000	Asian Development Bank	1.375	03/23/20	1,480,062
1,000,000	Asian Development Bank	1.625	08/26/20	992,682
500,000	Asian Development Bank	1.625	03/16/21	491,338
1,000,000	Asian Development Bank	2.125	11/24/21	994,396
600,000	Asian Development Bank	1.875	02/18/22	589,197
500,000	Asian Development Bank	2.000	01/22/25	478,044
1,500,000	Asian Development Bank	2.000	04/24/26	1,420,024
75,000	Asian Development Bank	5.820	06/16/28	93,284
850,000	Canada Government International Bond	0.875	02/14/17	850,043
1,000,000	Canada Government International Bond	1.125	03/19/18	998,697
1,000,000	Canada Government International Bond	1.625	02/27/19	1,004,058
300,000	Chile Government International Bond	2.250	10/30/22	289,590
1,209,000	Chile Government International Bond	3.125	01/21/26	1,190,865
300,000	Chile Government International Bond	3.625	10/30/42	278,850
450,000	Colombia Government International Bond	7.375	03/18/19	500,625
900,000	Colombia Government International Bond	4.375	07/12/21	942,750
600,000	Colombia Government International Bond	2.625	03/15/23	565,500
1,250,000	Colombia Government International Bond	4.000	02/26/24	1,262,500
1,250,000	Colombia Government International Bond	6.125	01/18/41	1,350,000
1,150,000	Colombia Government International Bond	5.625	02/26/44	1,184,500
1,200,000	Colombia Government International Bond	5.000	06/15/45	1,138,500
500,000	Corp Andina de Fomento	1.500	08/08/17	499,870
500,000	Corp Andina de Fomento	2.000	05/10/19	496,617
500,000	Corp Andina de Fomento	2.125	09/27/21	484,085
527,000	Corp Andina de Fomento	4.375	06/15/22	559,073
500,000	Council of Europe Development Bank	1.500	06/19/17	500,817
500,000	Council of Europe Development Bank	1.000	03/07/18	497,849
500,000	Council of Europe Development Bank	1.125	05/31/18	497,594
1,000,000	Council Of Europe Development Bank	1.625	03/16/21	976,910
300,000	Development Bank of Japan	5.125	02/01/17	300,883
500,000	European Bank for Reconstruction & Development	0.750	09/01/17	498,642
500,000	European Bank for Reconstruction & Development	1.750	06/14/19	501,003
1,300,000	European Bank for Reconstruction & Development	1.750	11/26/19	1,301,592
119

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,300,000	European Bank for Reconstruction & Development	1.500%	03/16/20	$1,288,421
750,000	European Bank for Reconstruction & Development	1.500	11/02/21	726,150
500,000	European Bank for Reconstruction & Development	1.875	02/23/22	489,053
2,200,000	European Investment Bank	1.750	03/15/17	2,202,957
2,500,000	European Investment Bank	0.875	04/18/17	2,498,340
700,000	European Investment Bank	1.000	08/17/17	699,376
750,000	European Investment Bank	1.000	03/15/18	747,021
5,000,000	European Investment Bank	1.000	06/15/18	4,974,025
2,000,000	European Investment Bank	1.125	08/15/18	1,990,940
1,000,000	European Investment Bank	1.875	03/15/19	1,006,444
5,000,000	European Investment Bank	1.250	05/15/19	4,953,575
1,500,000	European Investment Bank	1.375	06/15/20	1,470,471
1,000,000	European Investment Bank	2.875	09/15/20	1,032,571
500,000	European Investment Bank	1.625	12/15/20	492,410
1,750,000	European Investment Bank	2.000	03/15/21	1,741,162
500,000	European Investment Bank	2.500	04/15/21	505,994
1,000,000	European Investment Bank	1.625	06/15/21	975,630
2,500,000	European Investment Bank	2.125	10/15/21	2,479,677
500,000	European Investment Bank	2.250	08/15/22	496,445
2,000,000	European Investment Bank	3.250	01/29/24	2,087,490
1,500,000	European Investment Bank	2.500	10/15/24	1,490,230
1,705,000	European Investment Bank	4.875	02/15/36	2,118,490
1,300,000	Export Development Canada	0.750	12/15/17	1,293,968
500,000	Export Development Canada	1.000	06/15/18	497,602
125,000	Export Development Canada	1.250	12/10/18	125,112
500,000	Export Development Canada	1.250	02/04/19	496,740
500,000	Export Development Canada	1.750	08/19/19	501,650
500,000	Export Development Canada	1.750	07/21/20	498,528
300,000	Export Development Canada	1.500	05/26/21	292,512
500,000	Export Development Canada	1.375	10/21/21	482,305
200,000	Export-Import Bank of Korea	1.750	02/27/18	200,012
400,000	Export-Import Bank of Korea	2.875	09/17/18	407,466
500,000	Export-Import Bank of Korea	1.750	05/26/19	497,618
300,000	Export-Import Bank of Korea	1.500	10/21/19	294,874
775,000	Export-Import Bank of Korea	5.125	06/29/20	836,619
200,000	Export-Import Bank of Korea	2.125	02/11/21	194,238
250,000	Export-Import Bank of Korea	2.500	05/10/21	245,881
300,000	Export-Import Bank of Korea	1.875	10/21/21	287,515
300,000	Export-Import Bank of Korea	5.000	04/11/22	330,612
500,000	Export-Import Bank of Korea	4.000	01/14/24	522,783
750,000	Export-Import Bank of Korea	2.875	01/21/25	724,889
250,000	Export-Import Bank of Korea	3.250	11/10/25	247,609
500,000	Export-Import Bank of Korea	2.625	05/26/26	470,519
500,000	Export-Import Bank of Korea	3.250	08/12/26	495,094
300,000	Export-Import Bank of Korea	2.375	04/21/27	274,445
100,000	Finland Government International Bond	6.950	02/15/26	128,179
2,750,000	FMS Wertmanagement AoeR	1.000	11/21/17	2,742,616
1,000,000	FMS Wertmanagement AoeR	1.250	07/30/18	997,364
450,000	FMS Wertmanagement AoeR	1.000	08/16/19	441,781
500,000	FMS Wertmanagement AoeR	1.375	06/08/21	482,586
2,250,000	Hungary Government International Bond	4.000	03/25/19	2,328,082
2,000,000	Hungary Government International Bond	5.375	02/21/23	2,164,874
120

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$750,000	Hungary Government International Bond	7.625%	03/29/41	$1,044,118
1,800,000	Hydro Quebec	1.375	06/19/17	1,801,609
270,000	Hydro Quebec	9.400	02/01/21	336,240
200,000	Hydro Quebec	8.500	12/01/29	289,692
1,500,000	Inter-American Development Bank	1.000	07/14/17	1,500,945
500,000	Inter-American Development Bank	1.250	01/16/18	500,267
3,000,000	Inter-American Development Bank	1.750	08/24/18	3,018,885
2,000,000	Inter-American Development Bank	1.125	08/28/18	1,992,344
750,000	Inter-American Development Bank	1.500	09/25/18	751,480
500,000	Inter-American Development Bank	1.000	05/13/19	492,871
1,105,000	Inter-American Development Bank	3.875	09/17/19	1,168,382
3,000,000	Inter-American Development Bank	1.750	10/15/19	3,006,261
2,750,000	Inter-American Development Bank	1.375	07/15/20	2,693,743
500,000	Inter-American Development Bank	2.125	01/15/25	483,544
1,500,000	Inter-American Development Bank	2.000	06/02/26	1,416,410
700,000	Inter-American Development Bank	3.200	08/07/42	666,821
300,000	Inter-American Development Bank	4.375	01/24/44	344,750
5,000,000	International Bank for Reconstruction & Development	1.000	06/15/18	4,978,850
1,000,000	International Bank for Reconstruction & Development	1.000	10/05/18	994,854
1,500,000	International Bank for Reconstruction & Development	1.875	03/15/19	1,509,984
4,750,000	International Bank for Reconstruction & Development	1.250	07/26/19	4,697,099
3,500,000	International Bank for Reconstruction & Development	1.875	10/07/19	3,515,992
1,000,000	International Bank for Reconstruction & Development	1.125	08/10/20	975,003
3,750,000	International Bank for Reconstruction & Development	1.625	03/09/21	3,684,964
5,000,000	International Bank for Reconstruction & Development	1.375	05/24/21	4,854,635
400,000	International Bank for Reconstruction & Development	7.625	01/19/23	516,062
500,000	International Bank for Reconstruction & Development	2.125	02/13/23	492,507
1,600,000	International Bank for Reconstruction & Development	2.500	11/25/24	1,594,120
1,500,000	International Bank for Reconstruction & Development	2.500	07/29/25	1,485,596
834,000	International Bank for Reconstruction & Development	4.750	02/15/35	1,011,342
500,000	International Finance Corp	1.250	07/16/18	499,287
2,000,000	International Finance Corp	1.750	09/04/18	2,012,298
175,000	International Finance Corp	1.250	11/27/18	174,595
1,000,000	International Finance Corp	1.750	09/16/19	1,003,177
2,750,000	International Finance Corp	1.625	07/16/20	2,734,919
400,000	Israel Government International Bond	5.125	03/26/19	429,547
705,000	Israel Government International Bond	4.000	06/30/22	750,066
300,000	Israel Government International Bond	3.150	06/30/23	304,324
500,000	Israel Government International Bond	2.875	03/16/26	487,710
500,000	Israel Government International Bond	4.500	01/30/43	496,548
1,374,000	Italian Republic	5.375	06/15/33	1,468,768
430,000	Italy Government International Bond	5.375	06/12/17	436,854
500,000	Italy Government International Bond	6.875	09/27/23	581,499
1,900,000	Japan Bank for International Cooperation	1.125	07/19/17	1,895,366
1,050,000	Japan Bank for International Cooperation	1.750	07/31/18	1,050,258
250,000	Japan Bank for International Cooperation	1.875	04/20/21	244,010
750,000	Japan Bank for International Cooperation	1.500	07/21/21	718,415
1,050,000	Japan Bank for International Cooperation	3.375	07/31/23	1,090,737
500,000	Japan Bank for International Cooperation	2.125	02/10/25	473,283
750,000	Japan Bank for International Cooperation	2.750	01/21/26	742,325
400,000	Japan Bank for International Cooperation	2.375	04/20/26	383,786
1,500,000	Japan Bank for International Cooperation	1.875	07/21/26	1,373,727
900,000	Japan Finance Organization for Municipalities	5.000	05/16/17	911,725
121

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$350,000	Japan International Cooperation Agency	2.125%	10/20/26	$326,142
4,500,000	KFW	1.250	02/15/17	4,500,504
1,000,000	KFW	0.875	12/15/17	997,039
750,000	KFW	0.875	04/19/18	745,895
2,000,000	KFW	1.000	06/11/18	1,990,594
1,105,000	KFW	4.500	07/16/18	1,157,514
2,000,000	KFW	1.125	08/06/18	1,991,756
300,000	KFW	1.500	02/06/19	299,743
2,000,000	KFW	1.000	07/15/19	1,968,894
500,000	KFW	1.750	10/15/19	500,520
6,925,000	KFW	4.000	01/27/20	7,377,452
1,500,000	KFW	1.875	06/30/20	1,495,766
1,000,000	KFW	2.750	10/01/20	1,028,273
1,500,000	KFW	1.875	11/30/20	1,492,919
1,500,000	KFW	1.500	06/15/21	1,457,403
1,600,000	KFW	2.625	01/25/22	1,628,173
2,750,000	KFW	2.000	10/04/22	2,695,407
2,000,000	KFW	2.500	11/20/24	1,985,570
5,000,000	KFW	2.000	05/02/25	4,776,520
400,000	Korea Development Bank	3.500	08/22/17	404,154
300,000	Korea Development Bank	1.500	01/22/18	298,895
400,000	Korea Development Bank	3.000	03/17/19	408,112
500,000	Korea Development Bank	2.500	03/11/20	498,047
300,000	Korea Development Bank	2.500	01/13/21	297,002
200,000	Korea Development Bank	3.000	09/14/22	201,443
500,000	Korea Development Bank	3.750	01/22/24	514,003
200,000	Korea Development Bank	3.375	09/16/25	200,351
400,000	Korea Development Bank	3.000	01/13/26	390,906
1,500,000	Kreditanstalt Fuer Wiederaufbau	2.000	11/30/21	1,485,809
2,025,000	Landwirtschaftliche Rentenbank	5.125	02/01/17	2,030,935
500,000	Landwirtschaftliche Rentenbank	1.750	04/15/19	501,587
1,000,000	Landwirtschaftliche Rentenbank	1.375	10/23/19	990,465
500,000	Landwirtschaftliche Rentenbank	2.000	01/13/25	477,506
750,000	Landwirtschaftliche Rentenbank	2.375	06/10/25	735,319
1,000,000	Landwirtschaftliche Rentenbank	1.750	07/27/26	922,288
1,000,000	Mexico Government International Bond	3.500	01/21/21	1,016,000
1,588,000	Mexico Government International Bond	3.625	03/15/22	1,591,176
4,098,000	Mexico Government International Bond	4.000	10/02/23	4,107,425
2,000,000	Mexico Government International Bond	3.600	01/30/25	1,928,000
1,500,000	Mexico Government International Bond	4.125	01/21/26	1,488,000
461,000	Mexico Government International Bond	6.750	09/27/34	546,285
730,000	Mexico Government International Bond	6.050	01/11/40	789,495
1,474,000	Mexico Government International Bond	4.750	03/08/44	1,339,866
1,678,000	Mexico Government International Bond	5.550	01/21/45	1,715,755
505,000	Mexico Government International Bond	4.600	01/23/46	453,238
500,000	Mexico Government International Bond	4.350	01/15/47	428,750
150,000	Mexico Government International Bond	5.750	10/12/10	138,375
1,500,000	Nordic Investment Bank	0.750	01/17/18	1,492,577
1,000,000	Nordic Investment Bank	2.250	09/30/21	1,002,122
2,300,000	North American Development Bank	2.400	10/26/22	2,230,184
1,100,000	Panama Government International Bond	5.200	01/30/20	1,181,400
250,000	Panama Government International Bond	4.000	09/22/24	254,375
122

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	Panama Government International Bond	3.750%	03/16/25	$992,500
300,000	Panama Government International Bond	7.125	01/29/26	369,750
500,000	Panama Government International Bond	3.875	03/17/28	488,750
692,000	Panama Government International Bond	6.700	01/26/36	839,742
400,000	Panama Government International Bond	4.300	04/29/53	358,000
520,000	Peruvian Government International Bond	7.125	03/30/19	577,200
925,000	Peruvian Government International Bond	7.350	07/21/25	1,187,700
600,000	Peruvian Government International Bond	4.125	08/25/27	623,250
1,100,000	Peruvian Government International Bond	6.550	03/14/37	1,381,050
700,000	Peruvian Government International Bond	5.625	11/18/50	792,750
225,000	Philippine Government International Bond	4.200	01/21/24	241,895
2,750,000	Philippine Government International Bond	5.000	01/13/37	3,094,154
4,083,000	Philippine Government International Bond	3.950	01/20/40	4,002,475
300,000	Philippine Government International Bond	3.700	03/01/41	286,001
1,985,000	Poland Government International Bond	6.375	07/15/19	2,205,091
67,000	Poland Government International Bond	5.125	04/21/21	73,030
390,000	Poland Government International Bond	5.000	03/23/22	424,120
490,000	Poland Government International Bond	3.000	03/17/23	479,207
1,000,000	Poland Government International Bond	4.000	01/22/24	1,023,392
1,000,000	Poland Government International Bond	3.250	04/06/26	956,130
500,000	Province of Alberta Canada	1.900	12/06/19	500,513
400,000	Province of British Columbia Canada	1.200	04/25/17	400,170
200,000	Province of British Columbia Canada	2.650	09/22/21	203,795
1,800,000	Province of British Columbia Canada	2.000	10/23/22	1,759,464
500,000	Province of Manitoba Canada	1.125	06/01/18	497,694
500,000	Province of Manitoba Canada	1.750	05/30/19	500,085
500,000	Province of Manitoba Canada	2.050	11/30/20	501,256
300,000	Province of Manitoba Canada	3.050	05/14/24	305,326
500,000	Province of Manitoba Canada	2.125	06/22/26	465,705
200,000	Province of New Brunswick Canada	5.200	02/21/17	201,047
200,000	Province of New Brunswick Canada	2.750	06/15/18	203,450
50,000	Province of Nova Scotia Canada	5.125	01/26/17	50,119
200,000	Province of Nova Scotia Canada	8.250	07/30/22	249,932
1,300,000	Province of Ontario Canada	1.100	10/25/17	1,297,936
1,000,000	Province of Ontario Canada	2.000	01/30/19	1,006,322
300,000	Province of Ontario Canada	1.250	06/17/19	296,190
1,000,000	Province of Ontario Canada	1.650	09/27/19	993,908
230,000	Province of Ontario Canada	4.400	04/14/20	247,698
800,000	Province of Ontario Canada	2.450	06/29/22	798,678
1,500,000	Province of Ontario Canada	3.200	05/16/24	1,539,273
1,000,000	Province of Ontario Canada	2.500	04/27/26	962,384
1,135,000	Province of Quebec Canada	4.625	05/14/18	1,183,646
1,120,000	Province of Quebec Canada	3.500	07/29/20	1,179,631
1,100,000	Province of Quebec Canada	2.625	02/13/23	1,101,650
200,000	Province of Quebec Canada	7.125	02/09/24	250,009
500,000	Province of Quebec Canada	2.875	10/16/24	501,901
2,500,000	Province of Quebec Canada	2.500	04/20/26	2,402,703
201,000	Province of Quebec Canada	7.500	09/15/29	281,181
100,000	Province of Saskatchewan Canada	8.500	07/15/22	127,235
700,000	Republic of Korea	7.125	04/16/19	783,580
500,000	Republic of Korea	3.875	09/11/23	534,050
400,000	Republic of Korea	4.125	06/10/44	455,738
1,010,000	South Africa Government International Bond	6.875	05/27/19	1,089,070
123

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$225,000		South Africa Government International Bond	5.500%	03/09/20	$238,231
500,000		South Africa Government International Bond	4.665	01/17/24	499,330
300,000		South Africa Government International Bond	5.875	09/16/25	320,085
975,000		South Africa Government International Bond	4.875	04/14/26	968,554
1,000,000		South Africa Government International Bond	4.300	10/12/28	927,500
300,000		South Africa Government International Bond	6.250	03/08/41	326,902
525,000		South Africa Government International Bond	5.375	07/24/44	514,731
500,000		South Africa Government International Bond	5.000	10/12/46	462,750
625,000		Svensk Exportkredit AB	5.125	03/01/17	628,989
1,000,000		Svensk Exportkredit AB	1.750	05/30/17	1,002,608
425,000		Svensk Exportkredit AB	1.125	04/05/18	423,327
500,000		Svensk Exportkredit AB	1.250	04/12/19	495,003
500,000		Svensk Exportkredit AB	1.875	06/17/19	500,987
200,000		Svensk Exportkredit AB	1.875	06/23/20	198,824
500,000		Svensk Exportkredit AB	1.750	08/28/20	496,422
500,000		Svensk Exportkredit AB	1.750	03/10/21	490,263
200,343		Uruguay Government International Bond	4.500	08/14/24	208,858
700,000		Uruguay Government International Bond	4.375	10/27/27	701,785
500,000		Uruguay Government International Bond	4.125	11/20/45	411,750
1,313,907		Uruguay Government International Bond	5.100	06/18/50	1,182,516
		TOTAL FOREIGN GOVERNMENT BONDS			290,719,673

MORTGAGE BACKED - 27.6%
20,000,000	h	Federal Home Loan Mortgage Corp (FHLMC)	2.500	12/01/31	20,045,977
37,388	i	FHLMC	2.801	04/01/35	39,328
6,524	i	FHLMC	2.646	10/01/35	6,900
105,364	i	FHLMC	2.772	02/01/36	111,858
45,962	i	FHLMC	3.028	07/01/36	48,800
77,278	i	FHLMC	2.779	09/01/36	81,499
147,370	i	FHLMC	2.875	09/01/36	154,261
105,376	i	FHLMC	3.032	09/01/36	111,668
25,309	i	FHLMC	4.450	01/01/37	26,510
6,611	i	FHLMC	2.723	02/01/37	7,001
12,706	i	FHLMC	2.771	02/01/37	13,403
263,122	i	FHLMC	2.981	03/01/37	278,690
126,881	i	FHLMC	5.558	04/01/37	132,951
153,590	i	FHLMC	5.679	04/01/37	159,899
30,152	i	FHLMC	2.450	05/01/37	30,709
38,424	i	FHLMC	3.179	05/01/37	40,889
129,447	i	FHLMC	2.793	06/01/37	136,432
36,774	i	FHLMC	2.983	06/01/37	39,196
162,931	i	FHLMC	2.862	08/01/37	166,918
109,979	i	FHLMC	2.155	09/01/37	113,984
214,363	i	FHLMC	2.315	09/01/37	222,021
783	i	FHLMC	5.964	09/01/37	783
15,520	i	FHLMC	5.529	02/01/38	16,241
65,806	i	FHLMC	2.881	04/01/38	68,273
134,070	i	FHLMC	3.180	04/01/38	141,422
28,481	i	FHLMC	3.166	06/01/38	29,948
12,966	i	FHLMC	2.875	07/01/38	13,799
44,772		FHLMC	5.000	10/01/39	48,757
16,241	i	FHLMC	3.111	06/01/40	17,085
124

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$179,848	i	FHLMC	3.377%	07/01/40	$187,151
166,778	i	FHLMC	2.960	01/01/41	174,895
23,453	i	FHLMC	3.099	05/01/41	24,495
471,463	i	FHLMC	3.126	08/01/41	499,474
260,243	i	FHLMC	3.000	09/01/41	269,952
66,616	i	FHLMC	3.122	10/01/41	70,098
14,910,465		FHLMC	3.000	11/01/46	14,811,203
9,975,124	h	FHLMC	3.000	12/01/46	9,908,717
658		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	05/01/17	659
1,463		FGLMC	5.500	06/01/17	1,471
2,448		FGLMC	5.000	12/01/17	2,508
1,059		FGLMC	5.500	12/01/17	1,071
3,470		FGLMC	5.000	03/01/18	3,554
11,872		FGLMC	5.000	04/01/18	12,162
10,652		FGLMC	4.500	06/01/18	10,927
37,209		FGLMC	4.500	09/01/18	38,171
30,794		FGLMC	4.000	11/01/18	31,568
59,160		FGLMC	4.500	01/01/19	60,689
6,235		FGLMC	4.000	05/01/19	6,395
48,857		FGLMC	4.500	05/01/19	50,120
111,687		FGLMC	4.500	06/01/19	114,727
46,022		FGLMC	4.000	10/01/19	47,210
15,916		FGLMC	5.500	11/01/19	16,626
167,685		FGLMC	4.500	12/01/19	172,020
21,241		FGLMC	4.500	01/01/20	22,081
287,459		FGLMC	4.500	02/01/20	294,890
9,385		FGLMC	4.500	02/01/20	9,719
92,306		FGLMC	5.000	05/01/20	94,569
61,794		FGLMC	5.000	05/01/20	63,315
9,459		FGLMC	4.500	07/01/20	9,851
93,461		FGLMC	5.000	07/01/20	96,350
2,086		FGLMC	7.000	10/01/20	2,184
8,980		FGLMC	5.000	12/01/20	9,283
308,052		FGLMC	4.000	05/01/21	315,967
117,383		FGLMC	4.500	06/01/21	122,623
213,878		FGLMC	4.500	06/01/21	224,533
101,091		FGLMC	5.000	07/01/21	105,905
15,757		FGLMC	5.500	07/01/21	16,680
1,956,335		FGLMC	3.000	12/01/21	2,008,021
11,000		FGLMC	5.000	10/01/22	11,751
8,930		FGLMC	6.000	11/01/22	9,603
79,558		FGLMC	5.000	04/01/23	85,429
5,205		FGLMC	4.500	05/01/23	5,508
70,218		FGLMC	5.000	05/01/23	76,393
18,479		FGLMC	5.000	10/01/23	19,853
12,896		FGLMC	5.500	10/01/23	14,283
15,835		FGLMC	5.000	11/01/23	17,228
32,428		FGLMC	5.000	03/01/24	35,279
7,637		FGLMC	4.500	04/01/24	8,071
3,390		FGLMC	4.500	05/01/24	3,583
24,268		FGLMC	4.500	06/01/24	25,760
98,600		FGLMC	4.000	07/01/24	103,804
219,015		FGLMC	4.000	07/01/24	230,938
125

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$35,675	FGLMC	5.500%	07/01/24	$38,155
213,067	FGLMC	4.000	08/01/24	222,317
15,893	FGLMC	4.500	09/01/24	16,783
8,359	FGLMC	4.500	09/01/24	8,809
33,435	FGLMC	4.500	09/01/24	35,345
8,906	FGLMC	5.500	09/01/24	9,871
262,213	FGLMC	4.000	10/01/24	275,359
32,195	FGLMC	4.500	10/01/24	34,528
8,268	FGLMC	4.500	10/01/24	8,763
5,809	FGLMC	4.500	11/01/24	6,110
25,679	FGLMC	4.500	12/01/24	27,282
16,963	FGLMC	4.500	02/01/25	18,001
359,611	FGLMC	4.000	03/01/25	378,729
10,332	FGLMC	4.500	06/01/25	10,922
17,527	FGLMC	4.500	07/01/25	18,471
394,902	FGLMC	3.500	10/01/25	412,170
204,742	FGLMC	4.000	10/01/25	215,181
692,701	FGLMC	3.500	11/01/25	722,991
421,062	FGLMC	3.500	11/01/25	439,484
189,403	FGLMC	3.500	12/01/25	197,685
109,879	FGLMC	3.000	01/01/26	112,782
1,426,641	FGLMC	3.500	01/01/26	1,489,056
119,787	FGLMC	4.000	04/01/26	125,142
238,359	FGLMC	4.000	05/01/26	249,137
61,324	FGLMC	5.500	07/01/26	67,931
797,422	FGLMC	4.000	08/01/26	837,728
4,959	FGLMC	6.000	08/01/26	5,602
235,088	FGLMC	3.000	09/01/26	241,299
632,800	FGLMC	3.000	10/01/26	649,565
859,613	FGLMC	3.500	10/01/26	897,907
26,475	FGLMC	5.000	10/01/26	28,803
7,214	FGLMC	5.500	10/01/26	7,989
3,668,475	FGLMC	3.000	02/01/27	3,765,476
2,101,441	FGLMC	2.500	05/01/27	2,107,521
2,173,938	FGLMC	2.500	11/01/27	2,180,231
91,252	FGLMC	6.000	12/01/27	103,079
1,764,784	FGLMC	2.500	01/01/28	1,768,841
4,541,602	FGLMC	2.500	03/01/28	4,552,043
115,233	FGLMC	5.000	03/01/28	125,697
2,439,778	FGLMC	2.500	05/01/28	2,445,387
11,852	FGLMC	5.500	05/01/28	13,137
6,712,174	FGLMC	2.500	07/01/28	6,727,604
6,194,027	FGLMC	2.500	07/01/28	6,208,266
1,675,316	FGLMC	3.000	10/01/28	1,720,163
96	FGLMC	6.500	10/01/28	109
89,721	FGLMC	5.500	01/01/29	99,411
2,875	FGLMC	6.500	01/01/29	3,247
14,617	FGLMC	4.000	02/01/29	15,447
3,395,151	FGLMC	3.500	03/01/29	3,548,968
880	FGLMC	6.500	03/01/29	1,001
6,402,658	FGLMC	3.000	07/01/29	6,573,763
13,444	FGLMC	6.500	07/01/29	15,184
126

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$26,353	FGLMC	5.000%	12/01/29	$28,748
16,026,230	FGLMC	2.500	05/01/30	16,063,072
39,539	FGLMC	4.000	08/01/30	41,841
249,537	FGLMC	4.500	01/01/31	268,294
578	FGLMC	8.000	01/01/31	658
286,140	FGLMC	4.000	03/01/31	303,441
34,334	FGLMC	4.000	05/01/31	36,363
262,498	FGLMC	4.500	05/01/31	282,632
119,568	FGLMC	4.000	06/01/31	126,819
331,923	FGLMC	4.000	08/01/31	351,296
337,275	FGLMC	4.000	09/01/31	357,781
4,831	FGLMC	6.500	09/01/31	5,599
14,877	FGLMC	8.000	09/01/31	16,969
161,734	FGLMC	3.500	11/01/31	167,017
62,668	FGLMC	7.000	12/01/31	70,600
23,137	FGLMC	6.500	01/01/32	26,194
53,473	FGLMC	6.000	02/01/32	61,364
2,530,778	FGLMC	3.000	03/01/32	2,580,295
22,640	FGLMC	7.000	04/01/32	26,493
19,943	FGLMC	6.500	05/01/32	22,525
1,864,546	FGLMC	3.500	09/01/32	1,932,292
15,473	FGLMC	5.500	11/01/32	17,336
19,356	FGLMC	6.000	02/01/33	22,212
75,859	FGLMC	5.000	03/01/33	83,494
29,100	FGLMC	6.000	03/01/33	32,872
34,841	FGLMC	6.000	03/01/33	39,356
6,034	FGLMC	6.000	03/01/33	6,817
43,088	FGLMC	5.000	04/01/33	47,215
8,632	FGLMC	6.000	04/01/33	9,906
515,332	FGLMC	5.000	06/01/33	560,734
169,137	FGLMC	5.500	06/01/33	190,356
3,289,493	FGLMC	3.500	07/01/33	3,409,041
68,880	FGLMC	4.500	07/01/33	74,223
40,002	FGLMC	5.000	08/01/33	43,539
5,968	FGLMC	5.000	08/01/33	6,551
23,563	FGLMC	6.500	08/01/33	27,526
224,751	FGLMC	5.000	09/01/33	249,953
90,156	FGLMC	5.500	09/01/33	100,913
116,881	FGLMC	5.500	09/01/33	134,129
30,391	FGLMC	5.500	09/01/33	34,150
85,744	FGLMC	5.500	09/01/33	96,055
43,535	FGLMC	4.000	10/01/33	45,726
12,336	FGLMC	5.000	10/01/33	13,530
151,287	FGLMC	5.500	10/01/33	171,633
126,992	FGLMC	5.500	12/01/33	142,810
38,569	FGLMC	5.500	12/01/33	43,366
465,479	FGLMC	7.000	12/01/33	548,003
362,444	FGLMC	5.000	01/01/34	399,454
8,679	FGLMC	5.500	02/01/34	9,763
45,314	FGLMC	5.000	03/01/34	49,669
52,318	FGLMC	5.500	03/01/34	58,932
128,710	FGLMC	5.000	05/01/34	141,131
57,282	FGLMC	4.500	06/01/34	61,602
127

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$89,220	FGLMC	5.000%	06/01/34	$97,538
40,900	FGLMC	5.500	06/01/34	45,611
21,980	FGLMC	6.000	06/01/34	24,829
82,648	FGLMC	6.000	09/01/34	94,228
6,872,199	FGLMC	3.500	10/01/34	7,102,419
11,217	FGLMC	5.000	11/01/34	12,339
438,418	FGLMC	5.500	11/01/34	492,421
352,760	FGLMC	5.000	12/01/34	386,365
25,649	FGLMC	5.500	12/01/34	28,750
67,562	FGLMC	5.500	12/01/34	76,142
3,303	FGLMC	5.500	01/01/35	3,713
33,587	FGLMC	5.500	01/01/35	37,720
6,437	FGLMC	5.500	01/01/35	7,234
160,058	FGLMC	4.500	04/01/35	172,413
188,917	FGLMC	6.000	05/01/35	217,384
21,225	FGLMC	6.000	05/01/35	24,258
167,085	FGLMC	7.000	05/01/35	197,510
33,053	FGLMC	5.500	06/01/35	37,159
20,983	FGLMC	5.500	06/01/35	23,582
7,941	FGLMC	5.000	07/01/35	8,640
599,612	FGLMC	5.000	07/01/35	656,800
37,470	FGLMC	6.000	07/01/35	42,327
836,043	FGLMC	5.000	08/01/35	913,286
16,178	FGLMC	5.500	08/01/35	17,920
94,321	FGLMC	6.000	08/01/35	106,546
11,630	FGLMC	4.500	09/01/35	12,541
70,593	FGLMC	5.000	10/01/35	77,110
21,954	FGLMC	5.000	10/01/35	24,006
118,649	FGLMC	5.000	10/01/35	130,493
426,609	FGLMC	5.500	10/01/35	474,794
83,060	FGLMC	5.000	12/01/35	90,891
13,480	FGLMC	5.000	12/01/35	14,720
51,581	FGLMC	6.000	01/01/36	58,954
26,379	FGLMC	5.000	02/01/36	28,795
10,403	FGLMC	5.000	02/01/36	11,347
12,712	FGLMC	6.000	02/01/36	14,536
166,611	FGLMC	5.500	04/01/36	185,170
23,202	FGLMC	5.500	05/01/36	26,080
690	FGLMC	6.500	05/01/36	779
482,702	FGLMC	6.000	06/01/36	549,843
109,604	FGLMC	5.000	07/01/36	119,750
151,989	FGLMC	6.000	07/01/36	173,767
18,227	FGLMC	6.000	08/01/36	20,743
11,307	FGLMC	6.000	09/01/36	12,773
520,749	FGLMC	5.500	10/01/36	583,704
357,292	FGLMC	5.500	10/01/36	399,283
67,588	FGLMC	6.500	10/01/36	79,121
21,947	FGLMC	5.500	11/01/36	24,475
51,155	FGLMC	6.000	11/01/36	58,301
256,686	FGLMC	6.000	12/01/36	289,955
400,124	FGLMC	5.500	03/01/37	446,553
169,565	FGLMC	6.000	03/01/37	192,850
128

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$20,632	FGLMC	6.500%	03/01/37	$23,303
158,575	FGLMC	5.500	04/01/37	176,764
18,802	FGLMC	5.000	05/01/37	20,515
20,036	FGLMC	5.000	06/01/37	21,877
74,626	FGLMC	5.500	06/01/37	83,316
273,016	FGLMC	6.000	07/01/37	308,977
97,112	FGLMC	6.000	08/01/37	111,408
50,055	FGLMC	6.000	09/01/37	57,542
473,448	FGLMC	5.500	10/01/37	533,439
15,253	FGLMC	6.000	11/01/37	17,328
125,463	FGLMC	6.500	11/01/37	142,447
53,739	FGLMC	6.000	01/01/38	60,704
186,013	FGLMC	6.000	02/01/38	210,718
23,237	FGLMC	6.000	02/01/38	26,258
263,697	FGLMC	5.000	03/01/38	288,205
752,732	FGLMC	5.000	03/01/38	822,762
304,581	FGLMC	5.000	04/01/38	335,213
29,309	FGLMC	5.000	04/01/38	32,421
382,115	FGLMC	5.500	04/01/38	428,183
81,429	FGLMC	5.500	05/01/38	90,847
9,513	FGLMC	5.500	06/01/38	10,598
21,772	FGLMC	6.000	07/01/38	24,594
311,006	FGLMC	5.500	08/01/38	346,474
42,831	FGLMC	5.500	08/01/38	48,087
37,902	FGLMC	5.000	09/01/38	41,248
492,793	FGLMC	5.500	09/01/38	548,710
167,092	FGLMC	5.500	09/01/38	187,179
9,455	FGLMC	5.500	10/01/38	10,538
191,816	FGLMC	6.000	11/01/38	216,942
1,351,966	FGLMC	5.500	01/01/39	1,507,291
1,097,729	FGLMC	4.500	02/01/39	1,179,502
539,065	FGLMC	5.000	02/01/39	586,516
38,139	FGLMC	5.500	02/01/39	42,386
4,699	FGLMC	4.500	03/01/39	5,058
198,698	FGLMC	5.000	03/01/39	218,577
28,601	FGLMC	6.000	03/01/39	32,359
36,574	FGLMC	4.500	04/01/39	39,632
1,327,108	FGLMC	4.500	04/01/39	1,427,584
371,554	FGLMC	4.000	05/01/39	390,639
560,580	FGLMC	4.500	05/01/39	601,067
4,596,092	FGLMC	4.500	05/01/39	4,955,559
205,556	FGLMC	4.500	05/01/39	221,043
10,136	FGLMC	4.500	05/01/39	10,900
208,205	FGLMC	5.000	05/01/39	227,557
457,410	FGLMC	4.000	06/01/39	481,490
78,425	FGLMC	4.500	06/01/39	84,258
2,274,631	FGLMC	4.500	06/01/39	2,451,546
28,735	FGLMC	5.000	06/01/39	31,456
15,085	FGLMC	5.500	06/01/39	16,795
685,964	FGLMC	4.000	07/01/39	722,971
58,702	FGLMC	4.500	07/01/39	63,310
25,861	FGLMC	4.500	07/01/39	27,812
302,744	FGLMC	4.500	07/01/39	325,521
129

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$182,334	FGLMC	5.000%	07/01/39	$198,687
267,832	FGLMC	5.500	07/01/39	298,670
25,833	FGLMC	4.500	08/01/39	27,795
63,368	FGLMC	5.000	08/01/39	69,014
244,410	FGLMC	4.000	09/01/39	256,756
490,317	FGLMC	5.000	09/01/39	540,669
1,419,425	FGLMC	5.000	09/01/39	1,544,939
8,277	FGLMC	5.500	09/01/39	9,269
597,934	FGLMC	6.500	09/01/39	675,337
104,740	FGLMC	4.500	10/01/39	113,262
205,371	FGLMC	4.500	10/01/39	220,878
82,513	FGLMC	4.500	10/01/39	89,482
36,071	FGLMC	4.000	11/01/39	38,063
140,879	FGLMC	4.500	11/01/39	151,585
51,058	FGLMC	5.000	11/01/39	55,611
15,677	FGLMC	5.000	11/01/39	17,069
148,916	FGLMC	4.500	12/01/39	160,622
261,941	FGLMC	4.500	12/01/39	282,605
121,593	FGLMC	4.500	12/01/39	130,756
439,859	FGLMC	4.500	12/01/39	475,218
211,040	FGLMC	5.500	12/01/39	235,046
272,227	FGLMC	4.500	01/01/40	293,562
24,972	FGLMC	5.000	01/01/40	27,524
40,229	FGLMC	5.500	01/01/40	44,554
86,348	FGLMC	5.500	03/01/40	96,303
1,311,299	FGLMC	4.000	04/01/40	1,383,848
202,705	FGLMC	4.500	04/01/40	218,082
52,919	FGLMC	4.500	04/01/40	57,415
306,723	FGLMC	5.000	04/01/40	334,588
149,095	FGLMC	5.000	04/01/40	162,451
1,188,866	FGLMC	6.000	04/01/40	1,349,183
3,361,073	FGLMC	4.500	05/01/40	3,617,571
2,015,274	FGLMC	5.000	05/01/40	2,211,746
7,923	FGLMC	4.500	06/01/40	8,545
853,672	FGLMC	5.500	06/01/40	958,635
1,608,865	FGLMC	4.500	07/01/40	1,730,748
30,992	FGLMC	4.500	08/01/40	33,340
860,268	FGLMC	5.000	08/01/40	941,600
85,910	FGLMC	5.000	08/01/40	93,772
353,806	FGLMC	5.000	08/01/40	385,942
4,669,339	FGLMC	5.500	08/01/40	5,198,854
455,099	FGLMC	4.000	09/01/40	478,872
4,860,708	FGLMC	4.000	11/01/40	5,134,095
2,858,506	FGLMC	4.000	12/01/40	3,019,459
832,162	FGLMC	3.500	01/01/41	856,637
616,250	FGLMC	3.500	01/01/41	631,154
486,955	FGLMC	4.000	01/01/41	513,874
495,100	FGLMC	3.500	02/01/41	509,654
696,859	FGLMC	4.000	02/01/41	733,385
1,985,610	FGLMC	4.000	02/01/41	2,095,108
2,908,430	FGLMC	4.000	04/01/41	3,068,678
564,664	FGLMC	4.500	04/01/41	607,710
130

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$129,524	FGLMC	5.000%	04/01/41	$141,465
558,728	FGLMC	4.500	05/01/41	601,143
623,144	FGLMC	4.500	06/01/41	669,536
1,663,187	FGLMC	3.500	10/01/41	1,712,094
1,321,957	FGLMC	5.000	10/01/41	1,446,435
2,063,479	FGLMC	3.500	11/01/41	2,124,464
838,640	FGLMC	4.500	12/01/41	903,554
6,946,412	FGLMC	3.500	01/01/42	7,150,141
2,076,131	FGLMC	3.500	02/01/42	2,137,031
2,612,726	FGLMC	3.500	04/01/42	2,689,761
4,456,558	FGLMC	4.000	05/01/42	4,707,156
3,158,941	FGLMC	3.500	07/01/42	3,252,311
826,153	FGLMC	3.000	08/01/42	825,264
3,377,647	FGLMC	3.000	10/01/42	3,374,013
5,038,552	FGLMC	3.000	10/01/42	5,033,135
1,461,860	FGLMC	3.500	12/01/42	1,503,904
4,361,141	FGLMC	2.500	01/01/43	4,145,910
9,507,091	FGLMC	3.000	01/01/43	9,496,862
14,529,493	FGLMC	3.000	04/01/43	14,513,867
4,988,033	FGLMC	3.500	05/01/43	5,131,932
5,726,792	FGLMC	3.000	08/01/43	5,708,800
3,819,344	FGLMC	3.000	08/01/43	3,807,345
5,209,440	FGLMC	3.500	08/01/43	5,359,560
2,681,504	FGLMC	4.500	10/01/43	2,881,537
3,424,699	FGLMC	4.000	11/01/43	3,595,348
5,840,867	FGLMC	3.500	02/01/44	6,008,369
4,977,413	FGLMC	4.000	02/01/44	5,228,665
2,429,556	FGLMC	4.000	04/01/44	2,550,889
3,145,844	FGLMC	4.500	05/01/44	3,377,372
5,514,117	FGLMC	4.000	06/01/44	5,789,342
8,409,953	FGLMC	4.000	08/01/44	8,830,696
6,223,289	FGLMC	3.500	09/01/44	6,372,817
7,688,499	FGLMC	3.500	11/01/44	7,876,167
11,377,250	FGLMC	3.500	12/01/44	11,650,837
6,880,480	FGLMC	3.500	01/01/45	7,045,958
11,756,033	FGLMC	3.000	02/01/45	11,678,440
15,972,825	FGLMC	3.500	03/01/45	16,358,036
10,438,878	FGLMC	4.000	03/01/45	10,963,937
5,472,737	FGLMC	3.000	04/01/45	5,436,499
12,482,420	FGLMC	3.500	04/01/45	12,798,257
12,068,164	FGLMC	4.000	11/01/45	12,675,079
21,321,367	FGLMC	3.500	12/01/45	21,835,488
17,106,097	FGLMC	3.500	03/01/46	17,518,268
8,696,218	FGLMC	4.000	03/01/46	9,134,732
32,297,565	FGLMC	3.000	04/01/46	32,083,310
19,579,332	FGLMC	4.000	09/01/46	20,594,843
481	Federal National Mortgage Association (FNMA)	6.500	04/01/17	482
828	FNMA	6.000	05/01/17	833
6,560	FNMA	5.000	09/01/17	6,714
369	FNMA	6.000	11/01/17	371
42,398	FNMA	5.000	12/01/17	43,391
16,164	FNMA	5.000	12/01/17	16,543
1,200	FNMA	5.000	12/01/17	1,228
131

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$123,604	FNMA	5.000%	01/01/18	$126,501
129,937	FNMA	4.500	02/01/18	133,528
22,318	FNMA	4.500	04/01/18	22,935
3,968	FNMA	5.000	04/01/18	4,061
38,759	FNMA	5.500	04/01/18	39,533
3,014	FNMA	5.500	04/01/18	3,059
1,058	FNMA	5.500	05/01/18	1,063
68,271	FNMA	4.500	06/01/18	70,157
101,674	FNMA	4.000	08/01/18	104,621
9,240	FNMA	4.000	08/01/18	9,508
22,481	FNMA	4.500	09/01/18	23,102
17,089	FNMA	4.500	10/01/18	17,562
68,918	FNMA	5.000	11/01/18	70,801
839	FNMA	5.000	01/01/19	859
3,160	FNMA	6.000	01/01/19	3,575
6,423	FNMA	4.500	05/01/19	6,600
16,958	FNMA	4.500	06/01/19	17,453
3,354	FNMA	4.500	06/01/19	3,446
11,819	FNMA	5.000	07/01/19	12,096
103,766	FNMA	5.000	10/01/19	106,541
12,386	FNMA	4.500	11/01/19	12,749
11,738	FNMA	4.500	12/01/19	12,083
8,385	FNMA	5.000	03/01/20	8,581
5,355	FNMA	5.000	04/01/20	5,527
8,603	FNMA	4.500	06/01/20	8,856
6,453	FNMA	4.500	09/01/20	6,644
8,355	FNMA	4.500	10/01/20	8,685
10,372	FNMA	4.500	11/01/20	10,745
22,949	FNMA	5.000	12/01/20	23,652
17,434	FNMA	5.500	01/01/21	17,654
422,180	FNMA	5.500	01/01/21	435,513
17,814	FNMA	5.000	03/01/21	18,298
22,024	FNMA	5.500	08/01/21	23,430
5,434	FNMA	6.000	08/01/21	5,791
4,158	FNMA	5.000	10/01/21	4,413
7,466	FNMA	5.000	11/01/21	7,687
3,882	FNMA	5.500	11/01/21	4,068
15,223	FNMA	5.500	10/01/22	16,303
6,994	FNMA	6.000	10/01/22	7,609
4,170	FNMA	5.000	03/01/23	4,449
11,009	FNMA	4.500	04/01/23	11,412
111,848	FNMA	4.500	06/01/23	118,141
9,638	FNMA	5.000	06/01/23	10,263
11,924	FNMA	5.500	06/01/23	13,242
20,615	FNMA	5.000	07/01/23	21,625
112,136	FNMA	5.000	07/01/23	119,487
10,078	FNMA	5.500	08/01/23	10,696
22,713	FNMA	5.000	11/01/23	24,722
6,407	FNMA	5.500	11/01/23	6,767
258,457	FNMA	5.500	01/01/24	274,962
23,534	FNMA	5.500	02/01/24	26,148
106,715	FNMA	4.000	03/01/24	112,628
132

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$8,229	FNMA	4.500%	04/01/24	$8,729
412,898	FNMA	4.000	05/01/24	432,330
126,633	FNMA	4.000	05/01/24	133,742
10,047	FNMA	4.000	06/01/24	10,611
12,658	FNMA	4.500	07/01/24	13,498
11,492	FNMA	5.500	07/01/24	12,768
258	FNMA	8.000	07/01/24	294
74,590	FNMA	4.500	08/01/24	79,241
63,772	FNMA	4.000	09/01/24	67,346
261,191	FNMA	4.000	09/01/24	275,755
26,895	FNMA	4.500	09/01/24	28,573
581,886	FNMA	4.500	10/01/24	617,850
30,630	FNMA	5.000	01/01/25	33,340
51,351	FNMA	4.500	02/01/25	54,016
8,907	FNMA	4.500	03/01/25	9,428
447,456	FNMA	4.500	03/01/25	474,950
127,261	FNMA	5.000	03/01/25	138,520
276,768	FNMA	4.500	04/01/25	293,262
123,584	FNMA	4.500	04/01/25	131,199
1,356,351	FNMA	4.000	05/01/25	1,431,825
454,929	FNMA	4.000	06/01/25	480,449
354,595	FNMA	4.500	06/01/25	373,784
132,254	FNMA	4.000	08/01/25	139,641
60,130	FNMA	5.500	08/01/25	67,483
660,821	FNMA	3.500	09/01/25	688,848
675,974	FNMA	4.000	09/01/25	713,718
886,264	FNMA	3.500	10/01/25	924,373
707,546	FNMA	3.500	10/01/25	737,124
263,837	FNMA	5.000	10/01/25	287,284
519,625	FNMA	4.000	11/01/25	548,656
819,755	FNMA	3.500	12/01/25	854,924
3,516,773	FNMA	3.500	02/01/26	3,664,114
586,236	FNMA	3.500	02/01/26	611,493
178,685	FNMA	4.000	03/01/26	188,701
499,150	FNMA	4.000	06/01/26	527,122
491,751	FNMA	3.500	08/01/26	512,835
368,258	FNMA	3.500	09/01/26	384,050
202,284	FNMA	4.000	09/01/26	213,592
559,230	FNMA	3.500	10/01/26	583,282
11,813	FNMA	6.000	10/01/26	13,364
839,373	FNMA	3.000	11/01/26	862,820
710,938	FNMA	3.000	12/01/26	730,830
1,921,568	FNMA	3.000	01/01/27	1,975,581
2,725,517	FNMA	4.000	01/01/27	2,878,059
1,377,557	FNMA	3.500	02/01/27	1,436,995
2,276,502	FNMA	3.000	04/01/27	2,340,595
1,427,891	FNMA	3.000	04/01/27	1,467,955
888,777	FNMA	3.500	05/01/27	927,696
884,675	FNMA	2.500	06/01/27	886,961
2,577,682	FNMA	3.000	06/01/27	2,650,369
1,055,887	FNMA	2.500	07/01/27	1,058,622
2,135,425	FNMA	2.500	09/01/27	2,140,950
30,554	FNMA	5.500	09/01/27	33,929
133

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$3,706,880	FNMA	2.500%	10/01/27	$3,716,473
2,315,186	FNMA	3.000	11/01/27	2,380,234
4,320	FNMA	5.500	01/01/28	4,798
8,593,455	FNMA	2.500	02/01/28	8,615,783
6,579,923	FNMA	2.500	02/01/28	6,596,995
3,751	FNMA	5.000	02/01/28	4,083
4,885,097	FNMA	2.500	04/01/28	4,897,747
7,217,135	FNMA	2.500	04/01/28	7,235,828
19,815	FNMA	5.500	06/01/28	22,007
1,906,341	FNMA	2.500	07/01/28	1,911,279
3,914,634	FNMA	2.500	08/01/28	3,924,774
5,481,930	FNMA	3.000	10/01/28	5,628,414
3,260	FNMA	5.500	11/01/28	3,620
19	FNMA	7.500	01/01/29	21
6,546,937	FNMA	3.000	03/01/29	6,721,996
30,276	FNMA	4.000	03/01/29	32,027
96,668	FNMA	4.500	04/01/29	103,936
383	FNMA	6.500	04/01/29	433
76,307	FNMA	4.000	05/01/29	80,725
38,922	FNMA	4.500	06/01/29	41,849
13,127	FNMA	4.000	07/01/29	13,890
3,132	FNMA	7.500	07/01/29	3,224
251,495	FNMA	4.500	08/01/29	270,404
48,273	FNMA	4.500	09/01/29	51,902
34,268	FNMA	4.500	11/01/29	37,310
13,469	FNMA	4.500	01/01/30	14,481
3,675,897	FNMA	2.500	02/01/30	3,683,151
35,073	FNMA	4.000	03/01/30	37,181
14,762	FNMA	4.500	05/01/30	15,885
21,474	FNMA	4.500	06/01/30	23,106
8,155,253	FNMA	3.000	07/01/30	8,373,172
192,738	FNMA	4.500	08/01/30	207,433
39,524	FNMA	4.000	09/01/30	41,901
232,388	FNMA	4.000	10/01/30	246,363
369,966	FNMA	4.000	11/01/30	392,224
2,262,532	FNMA	4.000	11/01/30	2,394,593
90,997	FNMA	4.500	12/01/30	97,949
8,253,990	FNMA	3.000	02/01/31	8,474,547
121,698	FNMA	3.500	02/01/31	125,536
136,412	FNMA	4.000	02/01/31	144,629
259	FNMA	7.500	02/01/31	269
1,007	FNMA	7.500	03/01/31	1,140
8,831,225	FNMA	2.500	04/01/31	8,848,655
354,977	FNMA	3.500	04/01/31	366,163
41,500	FNMA	4.000	04/01/31	44,003
7,844,424	FNMA	3.000	05/01/31	8,054,037
3,997	FNMA	6.000	05/01/31	4,554
373	FNMA	7.500	05/01/31	377
9,299,398	FNMA	2.500	06/01/31	9,317,790
216,811	FNMA	4.500	07/01/31	233,359
1,406,872	FNMA	4.500	07/01/31	1,546,821
1,259,687	FNMA	4.000	08/01/31	1,335,518
134

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$11,958,845	FNMA	2.500%	09/01/31	$11,982,617
6,612,520	FNMA	3.000	09/01/31	6,789,215
87,981	FNMA	4.000	09/01/31	93,272
369	FNMA	6.500	09/01/31	418
39,022	FNMA	6.000	11/01/31	44,663
5,021	FNMA	6.500	11/01/31	5,798
11,929,889	FNMA	2.500	12/01/31	11,953,640
2,272,170	FNMA	3.500	01/01/32	2,343,721
14,173	FNMA	6.000	01/01/32	16,243
11,862	FNMA	6.000	01/01/32	13,425
961,955	FNMA	3.500	02/01/32	999,961
11,723	FNMA	6.000	02/01/32	13,351
41,108	FNMA	6.500	04/01/32	47,539
81,656	FNMA	6.500	07/01/32	95,179
10,101	FNMA	6.500	08/01/32	11,428
987,640	FNMA	3.000	09/01/32	1,007,052
131,735	FNMA	6.000	09/01/32	149,032
25,790	FNMA	7.500	09/01/32	28,529
2,925,298	FNMA	3.000	10/01/32	2,996,606
51,692	FNMA	5.500	10/01/32	57,797
40,577	FNMA	6.000	10/01/32	45,938
16,602	FNMA	6.000	11/01/32	19,016
2,033	FNMA	5.500	12/01/32	2,257
24,015	FNMA	5.500	12/01/32	26,915
41,763	FNMA	6.000	12/01/32	47,837
190,863	FNMA	5.500	01/01/33	213,881
424,076	FNMA	6.000	01/01/33	485,536
187,582	FNMA	5.000	02/01/33	204,439
12,512	FNMA	5.000	02/01/33	13,707
1,992,562	FNMA	3.000	04/01/33	2,031,708
2,684,582	FNMA	3.500	04/01/33	2,791,404
9,710	FNMA	6.000	04/01/33	11,149
1,315,635	FNMA	5.500	05/01/33	1,473,507
74,532	FNMA	5.000	06/01/33	81,620
157,091	FNMA	5.500	06/01/33	175,855
20,700	FNMA	4.500	07/01/33	22,278
73,987	FNMA	5.000	07/01/33	81,021
149,203	FNMA	4.500	08/01/33	161,060
9,739	FNMA	4.500	08/01/33	10,472
29,544	FNMA	5.000	08/01/33	32,352
59,503	FNMA	5.500	09/01/33	66,119
241,643	FNMA	5.500	09/01/33	272,474
17,812	FNMA	6.000	09/01/33	20,384
209,614	FNMA	4.500	10/01/33	226,644
37,860	FNMA	5.000	10/01/33	41,457
34,186	FNMA	5.000	10/01/33	37,434
744,639	FNMA	5.500	10/01/33	851,155
271,436	FNMA	5.500	10/01/33	307,291
15,370	FNMA	4.500	11/01/33	16,597
40,034	FNMA	5.000	11/01/33	43,840
2,738,044	FNMA	5.000	11/01/33	3,006,889
321,030	FNMA	5.000	12/01/33	352,458
379,935	FNMA	5.500	12/01/33	428,540
135

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,808,977		FNMA	3.000%	01/01/34	$3,864,923
122,700		FNMA	5.000	02/01/34	134,724
502,852		FNMA	6.000	02/01/34	578,336
16,692		FNMA	5.000	03/01/34	18,329
728,207		FNMA	5.000	03/01/34	799,579
10,551		FNMA	5.000	03/01/34	11,585
37,268		FNMA	5.000	03/01/34	40,898
12,710		FNMA	5.000	03/01/34	13,955
30,664		FNMA	5.000	03/01/34	33,428
103,977		FNMA	5.000	04/01/34	113,750
109,738		FNMA	5.500	04/01/34	123,078
67,666		FNMA	4.500	05/01/34	72,753
27,629		FNMA	4.500	05/01/34	29,856
25,266		FNMA	5.500	07/01/34	28,336
39,327		FNMA	5.500	07/01/34	44,105
39,141		FNMA	7.000	07/01/34	46,567
34,499		FNMA	5.000	08/01/34	37,867
302,978		FNMA	5.000	08/01/34	331,657
167,969		FNMA	6.000	08/01/34	192,955
29,358		FNMA	6.000	08/01/34	33,775
17,492		FNMA	4.500	09/01/34	18,924
623,438		FNMA	5.500	09/01/34	699,147
5,956		FNMA	5.500	11/01/34	6,670
10,606		FNMA	6.000	11/01/34	12,003
9,444		FNMA	5.000	12/01/34	10,365
5,825		FNMA	5.500	12/01/34	6,532
15,916		FNMA	6.000	12/01/34	18,175
864,773		FNMA	4.500	01/01/35	935,051
49,186		FNMA	5.500	01/01/35	55,102
1,924,881		FNMA	5.500	02/01/35	2,158,560
79,456		FNMA	5.500	02/01/35	89,098
510,821		FNMA	5.500	04/01/35	577,982
76,355		FNMA	6.000	04/01/35	87,060
71,524		FNMA	6.000	04/01/35	81,953
23,145		FNMA	5.500	05/01/35	25,702
127,766		FNMA	6.000	05/01/35	146,572
31,738		FNMA	5.000	06/01/35	34,829
4,219	i	FNMA	2.820	07/01/35	4,483
90,253		FNMA	5.000	07/01/35	99,670
8,534,695		FNMA	3.000	08/01/35	8,644,274
187,158		FNMA	4.500	08/01/35	202,135
122,036		FNMA	5.000	08/01/35	133,130
253,586		FNMA	5.000	08/01/35	276,529
9,885		FNMA	4.500	09/01/35	10,664
7,546		FNMA	4.500	09/01/35	8,130
22,323		FNMA	5.500	09/01/35	25,035
118,976		FNMA	5.000	10/01/35	129,514
331,276		FNMA	5.500	10/01/35	375,453
3,525		FNMA	5.000	11/01/35	3,617
336,419		FNMA	5.500	11/01/35	376,601
4,121		FNMA	4.500	12/01/35	4,450
52,775		FNMA	5.500	12/01/35	58,605
136

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$199,757		FNMA	6.000%	12/01/35	$225,985
121,390	i	FNMA	2.601	02/01/36	128,028
694,946		FNMA	5.000	02/01/36	758,755
102,908		FNMA	6.500	02/01/36	116,426
307,887		FNMA	6.000	03/01/36	348,926
4,698,705		FNMA	3.500	05/01/36	4,863,517
6,542		FNMA	5.000	05/01/36	7,140
557,684		FNMA	6.000	06/01/36	639,235
101,291	i	FNMA	2.852	07/01/36	105,948
23,359		FNMA	6.000	07/01/36	26,433
151,952		FNMA	6.500	07/01/36	171,912
428,141		FNMA	5.500	08/01/36	477,888
279,242		FNMA	6.500	08/01/36	320,684
4,993,878		FNMA	3.000	09/01/36	5,055,408
21,354		FNMA	5.500	09/01/36	23,958
31,672		FNMA	6.500	09/01/36	35,832
10,426		FNMA	6.500	09/01/36	12,023
43,769		FNMA	6.000	10/01/36	49,547
9,927,398		FNMA	3.000	11/01/36	10,049,715
20,833		FNMA	6.500	11/01/36	23,570
9,808	i	FNMA	3.156	12/01/36	10,352
125,480		FNMA	6.000	12/01/36	142,091
29,378	i	FNMA	2.985	01/01/37	31,131
52,901		FNMA	5.500	01/01/37	58,967
6,743	i	FNMA	2.422	02/01/37	7,045
387,011		FNMA	5.500	02/01/37	432,215
18,019		FNMA	6.000	02/01/37	20,423
21,429		FNMA	7.000	02/01/37	22,843
12,756	i	FNMA	2.846	03/01/37	13,570
2,451		FNMA	5.000	03/01/37	2,668
70,057		FNMA	6.500	03/01/37	81,801
137,052		FNMA	6.500	03/01/37	155,738
1,751	i	FNMA	5.810	04/01/37	1,751
103,461		FNMA	7.000	04/01/37	122,565
105,348		FNMA	5.000	05/01/37	114,668
3,600		FNMA	7.000	05/01/37	3,889
40,680	i	FNMA	2.997	06/01/37	43,069
33,810		FNMA	5.500	06/01/37	37,720
35,998		FNMA	5.500	08/01/37	40,330
16,461		FNMA	6.000	08/01/37	18,652
52,496		FNMA	6.500	08/01/37	59,392
17,390		FNMA	6.500	08/01/37	19,674
16,609		FNMA	5.500	09/01/37	18,443
101,367		FNMA	6.000	09/01/37	117,790
71,639		FNMA	6.000	09/01/37	82,589
55,892		FNMA	6.000	09/01/37	63,297
260,695		FNMA	6.000	09/01/37	302,828
205,097		FNMA	6.000	09/01/37	238,160
59,528		FNMA	6.500	09/01/37	67,348
8,956		FNMA	6.500	09/01/37	10,132
391,226	i	FNMA	2.813	10/01/37	413,671
24,241		FNMA	6.500	10/01/37	27,426
266,494		FNMA	5.500	11/01/37	296,763
137

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$478,774		FNMA	6.000%	11/01/37	$541,637
21,308		FNMA	7.000	11/01/37	22,762
1,522		FNMA	6.500	01/01/38	1,722
153,973		FNMA	5.500	02/01/38	171,435
29,139		FNMA	6.500	02/01/38	32,966
27,801		FNMA	7.000	02/01/38	32,693
49,770	i	FNMA	2.895	03/01/38	52,430
12,505		FNMA	5.000	03/01/38	13,611
8,493		FNMA	5.000	03/01/38	9,244
27,179		FNMA	5.500	03/01/38	30,356
9,451		FNMA	6.000	03/01/38	10,977
269,692		FNMA	6.500	03/01/38	305,119
32,498		FNMA	6.500	03/01/38	36,767
10,214		FNMA	6.500	03/01/38	11,555
22,499		FNMA	5.000	04/01/38	24,490
450,100		FNMA	5.500	04/01/38	502,116
397,703		FNMA	6.000	04/01/38	450,187
32,179		FNMA	4.500	05/01/38	34,678
1,449,328		FNMA	5.000	05/01/38	1,583,449
444,269		FNMA	5.000	05/01/38	483,574
1,199,399		FNMA	6.000	06/01/38	1,360,250
1,640,188		FNMA	6.500	06/01/38	1,855,645
359,549		FNMA	6.000	07/01/38	407,512
6,788	i	FNMA	2.852	08/01/38	7,174
4,548	i	FNMA	3.000	08/01/38	4,806
1,094,888		FNMA	6.000	09/01/38	1,238,923
47,226	i	FNMA	2.637	10/01/38	49,593
4,036		FNMA	6.000	10/01/38	4,566
24,782		FNMA	5.500	11/01/38	27,520
5,424		FNMA	5.000	12/01/38	5,904
950,566		FNMA	5.500	12/01/38	1,065,381
114,730		FNMA	4.500	01/01/39	123,356
152,613		FNMA	5.000	01/01/39	166,115
3,910,474		FNMA	5.000	01/01/39	4,256,439
608,861		FNMA	5.500	01/01/39	679,977
143,472		FNMA	5.500	01/01/39	160,207
23,935		FNMA	6.000	01/01/39	27,122
28,747		FNMA	6.000	01/01/39	32,541
323,028		FNMA	4.500	02/01/39	347,679
665,170		FNMA	4.500	02/01/39	715,722
274,955		FNMA	4.500	02/01/39	295,882
9,381		FNMA	5.500	02/01/39	10,464
669,812		FNMA	4.000	04/01/39	706,675
19,496		FNMA	5.500	04/01/39	21,829
207,880		FNMA	4.500	05/01/39	224,078
1,051,429		FNMA	4.500	05/01/39	1,136,342
214,698		FNMA	4.500	06/01/39	230,840
594,487		FNMA	4.500	06/01/39	639,694
473,492		FNMA	5.500	06/01/39	529,491
15,573	i	FNMA	3.085	07/01/39	16,509
111,668		FNMA	4.500	07/01/39	120,231
153,256		FNMA	4.500	07/01/39	164,921
138

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$17,719		FNMA	5.000%	07/01/39	$19,441
148,428	i	FNMA	2.900	08/01/39	156,234
27,307	i	FNMA	2.940	08/01/39	29,017
340,536		FNMA	4.000	08/01/39	358,003
2,318,295		FNMA	4.000	08/01/39	2,439,550
32,433		FNMA	4.500	08/01/39	35,198
1,425,055		FNMA	4.500	08/01/39	1,544,934
493,196		FNMA	4.500	08/01/39	530,932
20,462		FNMA	5.000	08/01/39	22,280
2,263,196		FNMA	5.000	08/01/39	2,470,941
837,424		FNMA	4.000	09/01/39	880,562
48,889		FNMA	5.000	09/01/39	53,346
360,728		FNMA	5.500	09/01/39	408,480
186,932		FNMA	6.000	09/01/39	211,683
811,047		FNMA	6.500	10/01/39	923,549
37,587		FNMA	5.000	11/01/39	41,463
1,060,373		FNMA	4.000	12/01/39	1,116,630
97,422		FNMA	4.500	12/01/39	105,553
232,925		FNMA	4.500	12/01/39	250,693
3,572,571		FNMA	4.500	12/01/39	3,845,492
29,561	i	FNMA	3.694	01/01/40	30,801
63,519		FNMA	4.500	01/01/40	68,490
74,176		FNMA	5.000	01/01/40	81,256
487,877		FNMA	6.000	02/01/40	552,903
328,668		FNMA	4.500	03/01/40	354,703
679,763		FNMA	4.500	03/01/40	733,308
35,050		FNMA	5.000	03/01/40	38,194
32,665		FNMA	4.500	04/01/40	35,192
970,932		FNMA	5.000	04/01/40	1,065,710
1,250,947		FNMA	5.000	04/01/40	1,365,868
169,355	i	FNMA	2.892	05/01/40	180,078
258,842	i	FNMA	2.928	05/01/40	273,299
86,324	i	FNMA	3.041	05/01/40	91,539
35,432		FNMA	4.500	05/01/40	38,172
84,380		FNMA	4.500	07/01/40	90,881
80,303		FNMA	4.500	07/01/40	86,695
110,240		FNMA	5.000	07/01/40	120,598
31,693	i	FNMA	3.055	08/01/40	33,297
935,981		FNMA	4.500	08/01/40	1,008,482
682,976		FNMA	4.500	08/01/40	735,662
715,744		FNMA	5.000	08/01/40	781,206
1,593,071		FNMA	4.500	09/01/40	1,719,491
604,771		FNMA	4.500	09/01/40	652,802
1,404,675		FNMA	6.000	09/01/40	1,591,499
238,109		FNMA	3.500	10/01/40	245,378
1,067,392		FNMA	4.000	10/01/40	1,123,546
2,576,504		FNMA	4.000	10/01/40	2,710,154
1,603,421		FNMA	4.500	10/01/40	1,731,468
1,939,223		FNMA	3.500	11/01/40	1,998,675
2,109,713		FNMA	4.000	11/01/40	2,220,352
1,224,972		FNMA	4.000	11/01/40	1,289,389
1,968,508		FNMA	4.000	11/01/40	2,075,685
215,905		FNMA	4.500	11/01/40	233,197
139

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$190,156	i	FNMA	3.212%	12/01/40	$199,676
638,477		FNMA	4.000	12/01/40	672,270
5,132,740		FNMA	4.500	12/01/40	5,535,771
69,566		FNMA	3.500	01/01/41	71,696
105,843	i	FNMA	2.759	02/01/41	112,089
389,355		FNMA	3.500	02/01/41	400,205
1,836,806		FNMA	4.000	02/01/41	1,938,838
1,737,417		FNMA	4.000	03/01/41	1,833,147
1,317,402		FNMA	4.500	04/01/41	1,419,825
300,933		FNMA	4.500	05/01/41	324,950
1,730,714		FNMA	4.500	05/01/41	1,868,662
982,492		FNMA	4.500	06/01/41	1,058,326
258,233	i	FNMA	3.032	07/01/41	273,373
1,163,061		FNMA	4.500	07/01/41	1,251,553
3,133,979		FNMA	4.000	09/01/41	3,293,647
1,736,376		FNMA	4.500	09/01/41	1,870,667
608,552		FNMA	5.500	09/01/41	679,675
99,034	i	FNMA	3.014	10/01/41	104,064
354,060	i	FNMA	3.138	10/01/41	376,594
978,955		FNMA	3.500	11/01/41	1,008,758
1,083,518		FNMA	3.500	11/01/41	1,116,832
975,481	i	FNMA	2.821	12/01/41	1,015,086
6,234,187		FNMA	3.500	12/01/41	6,425,928
1,187,717		FNMA	4.000	12/01/41	1,250,867
2,932,357		FNMA	3.500	03/01/42	3,021,881
2,039,488		FNMA	4.000	03/01/42	2,152,439
5,457,849		FNMA	3.500	04/01/42	5,624,018
1,988,367		FNMA	3.500	04/01/42	2,049,617
2,470,019		FNMA	4.500	04/01/42	2,661,464
2,147,713		FNMA	5.000	04/01/42	2,387,482
1,830,190		FNMA	4.000	05/01/42	1,930,413
2,433,312		FNMA	5.000	05/01/42	2,664,295
1,720,435		FNMA	3.000	06/01/42	1,718,731
8,130,753		FNMA	3.500	06/01/42	8,378,853
4,304,988		FNMA	4.000	06/01/42	4,540,162
7,192,504		FNMA	4.000	06/01/42	7,588,395
13,030,333		FNMA	3.500	07/01/42	13,428,206
2,651,272		FNMA	4.500	07/01/42	2,863,450
2,818,442		FNMA	3.500	08/01/42	2,905,401
4,031,363		FNMA	3.000	09/01/42	4,027,366
5,263,534		FNMA	3.500	09/01/42	5,423,528
8,474,743		FNMA	3.000	10/01/42	8,466,335
2,634,316		FNMA	3.500	10/01/42	2,713,867
3,111,181		FNMA	2.500	01/01/43	2,973,864
10,483,325		FNMA	3.000	01/01/43	10,472,923
14,194,093		FNMA	3.000	02/01/43	14,180,018
3,555,262		FNMA	3.000	04/01/43	3,551,737
10,307,472		FNMA	3.000	04/01/43	10,297,250
2,399,488	i	FNMA	2.153	06/01/43	2,433,108
10,889,268		FNMA	3.000	06/01/43	10,878,484
2,869,427	i	FNMA	1.737	07/01/43	2,948,950
8,681,324		FNMA	3.000	07/01/43	8,672,718
140

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$8,316,222		FNMA	3.500%	07/01/43	$8,565,911
7,630,514		FNMA	3.000	08/01/43	7,622,944
3,887,680		FNMA	4.000	08/01/43	4,114,442
6,092,326		FNMA	3.000	09/01/43	6,086,283
8,174,685		FNMA	3.500	09/01/43	8,420,805
5,609,028		FNMA	3.500	10/01/43	5,778,609
842,691		FNMA	4.500	10/01/43	906,047
5,794,500		FNMA	4.000	11/01/43	6,093,383
2,516,809		FNMA	4.000	11/01/43	2,645,418
1,738,705		FNMA	4.500	12/01/43	1,869,549
5,495,404		FNMA	4.500	12/01/43	5,908,568
5,967,686		FNMA	4.000	01/01/44	6,273,571
4,847,250		FNMA	4.000	05/01/44	5,095,410
5,589,818		FNMA	4.000	07/01/44	5,874,526
5,038,072		FNMA	4.000	07/01/44	5,294,425
3,073,166		FNMA	3.500	09/01/44	3,154,916
5,345,440		FNMA	4.000	09/01/44	5,617,013
10,793,398		FNMA	3.500	10/01/44	11,088,771
6,185,155		FNMA	4.000	12/01/44	6,500,814
22,249,894		FNMA	3.000	01/01/45	22,227,836
7,168,072		FNMA	3.000	01/01/45	7,160,979
17,535,724		FNMA	3.500	02/01/45	17,973,226
9,605,578		FNMA	3.000	04/01/45	9,546,389
16,680,385		FNMA	3.500	05/01/45	17,098,610
13,299,065		FNMA	3.500	07/01/45	13,649,456
19,642,438		FNMA	4.000	07/01/45	20,650,965
12,337,251		FNMA	3.500	11/01/45	12,645,672
9,454,401		FNMA	3.500	01/01/46	9,691,630
8,683,134		FNMA	3.500	02/01/46	8,900,930
18,004,405		FNMA	4.500	05/01/46	19,385,579
9,479,720		FNMA	3.000	06/01/46	9,421,307
19,091,084		FNMA	3.500	07/01/46	19,573,585
19,246,501	h	FNMA	4.000	08/01/46	20,243,188
14,768,426		FNMA	3.000	09/01/46	14,677,425
14,896,885	h	FNMA	3.000	10/01/46	14,805,092
29,807,480		FNMA	3.000	11/01/46	29,623,809
9,985,247		FNMA	3.500	12/01/46	10,237,757
9,733,568		FNMA	3.500	07/01/55	9,979,721
1,515		Government National Mortgage Association (GNMA)	5.000	02/15/18	1,566
6,298		GNMA	4.500	02/15/19	6,431
6,268		GNMA	4.500	01/20/24	6,630
37,368		GNMA	4.000	04/15/24	39,006
9,335		GNMA	4.500	07/15/24	10,061
143,117		GNMA	4.000	08/15/24	149,544
38,266		GNMA	4.500	08/15/24	41,324
111,425		GNMA	4.000	09/15/24	116,220
20,878		GNMA	4.500	01/15/25	22,544
163,878		GNMA	4.000	08/15/25	170,119
92,845		GNMA	3.500	03/15/26	97,708
118,878		GNMA	4.000	04/15/26	122,809
94,191		GNMA	4.000	06/20/26	97,946
146,430		GNMA	3.500	11/20/26	153,846
760,557		GNMA	3.000	12/15/26	785,095
141

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,307,855	GNMA	2.500%	04/20/27	$2,335,602
1,454,880	GNMA	2.500	09/20/27	1,472,410
1,317	GNMA	6.500	09/15/28	1,505
641	GNMA	6.500	09/15/28	732
2,797	GNMA	6.500	11/15/28	3,195
1,137	GNMA	7.500	11/15/28	1,265
2,269,441	GNMA	3.500	11/20/28	2,387,064
8,158	GNMA	8.500	10/15/30	8,640
4,238	GNMA	8.500	10/20/30	5,009
476	GNMA	8.500	12/15/30	590
660	GNMA	7.000	06/20/31	785
1,906	GNMA	7.000	07/15/31	2,098
1,834	GNMA	7.000	07/15/31	1,926
250,768	GNMA	6.000	10/15/32	290,451
33,598	GNMA	5.500	12/20/32	37,708
73,275	GNMA	5.500	05/15/33	82,644
12,271	GNMA	5.000	07/15/33	13,544
44,914	GNMA	5.500	07/15/33	50,745
10,996	GNMA	5.000	07/20/33	12,253
53,429	GNMA	5.000	08/15/33	59,416
27,015	GNMA	5.000	08/15/33	29,533
169,240	GNMA	5.500	09/15/33	195,981
140,033	GNMA	6.000	11/20/33	162,554
62,455	GNMA	5.500	05/20/34	69,999
87,032	GNMA	6.000	09/20/34	101,051
7,712	GNMA	5.000	10/20/34	8,500
203,301	GNMA	5.500	11/15/34	229,380
87,864	GNMA	6.500	01/15/35	101,058
47,530	GNMA	5.500	02/20/35	53,428
903,052	GNMA	5.000	03/20/35	1,005,818
297,386	GNMA	5.000	04/15/35	328,491
292,070	GNMA	5.500	05/20/35	327,828
11,485	GNMA	5.000	09/20/35	12,798
6,449	GNMA	5.000	11/15/35	7,124
5,451	GNMA	5.000	11/15/35	5,958
83,638	GNMA	5.500	02/20/36	93,124
9,219	GNMA	5.500	03/15/36	10,419
26,646	GNMA	5.500	05/20/36	29,637
7,520	GNMA	6.500	06/15/36	8,770
259,206	GNMA	5.500	06/20/36	286,931
14,355	GNMA	5.000	09/15/36	15,851
10,792	GNMA	6.000	09/15/36	12,233
24,648	GNMA	6.000	10/20/36	28,304
16,524	GNMA	5.000	12/15/36	18,252
11,093	GNMA	5.500	01/15/37	12,373
14,589	GNMA	6.000	01/20/37	16,895
334,911	GNMA	5.500	02/15/37	377,549
49,667	GNMA	6.000	02/20/37	55,918
363,439	GNMA	6.000	04/15/37	418,166
11,610	GNMA	6.500	04/15/37	13,261
185,700	GNMA	6.000	04/20/37	211,233
21,615	GNMA	6.000	06/15/37	24,913
142

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$29,159		GNMA	6.000%	08/20/37	$33,037
24,101		GNMA	6.500	08/20/37	28,166
112,268		GNMA	6.500	11/20/37	128,066
60,865		GNMA	6.000	12/15/37	69,020
6,933		GNMA	5.000	02/20/38	7,644
178,656		GNMA	5.000	04/15/38	197,157
7,561		GNMA	5.500	05/20/38	8,387
35,501		GNMA	5.500	06/15/38	40,254
79,596		GNMA	6.000	06/20/38	90,171
120,237		GNMA	5.500	07/15/38	134,576
597,650		GNMA	5.000	07/20/38	661,177
573,279		GNMA	5.500	07/20/38	634,856
13,988		GNMA	5.500	08/15/38	15,633
80,396		GNMA	6.000	08/15/38	91,183
250,529		GNMA	6.000	08/15/38	283,984
58,037		GNMA	6.000	08/20/38	65,623
234,417		GNMA	6.000	09/20/38	265,060
66,333		GNMA	5.000	10/15/38	72,558
19,263		GNMA	5.500	10/15/38	22,118
21,889		GNMA	6.500	10/20/38	23,363
11,121		GNMA	6.500	10/20/38	12,654
3,529		GNMA	5.500	11/15/38	3,945
45,133		GNMA	6.500	11/20/38	51,585
198,618		GNMA	6.000	12/15/38	225,141
4,051		GNMA	6.500	12/15/38	4,797
43,203		GNMA	5.000	01/15/39	47,517
1,120,215		GNMA	4.500	01/20/39	1,208,788
115,596		GNMA	6.500	01/20/39	131,770
41,883		GNMA	5.000	02/15/39	46,207
17,714		GNMA	6.000	02/15/39	20,079
334,307		GNMA	4.500	03/15/39	361,620
44,226		GNMA	4.500	03/15/39	47,832
48,211	i	GNMA	2.125	03/20/39	48,909
13,660		GNMA	4.500	03/20/39	14,753
217,927		GNMA	5.500	03/20/39	241,700
22,796		GNMA	4.500	04/15/39	24,726
301,687		GNMA	5.500	04/15/39	338,735
8,518		GNMA	5.000	04/20/39	9,405
44,687		GNMA	4.000	05/15/39	47,418
660,372		GNMA	4.500	05/15/39	716,292
349,173		GNMA	5.000	05/15/39	384,869
46,404		GNMA	4.000	05/20/39	49,445
121,256		GNMA	4.500	05/20/39	130,527
2,457,494		GNMA	5.000	05/20/39	2,707,226
1,829,003		GNMA	4.500	06/15/39	1,983,761
18,482		GNMA	4.500	06/15/39	20,046
20,201		GNMA	5.000	06/15/39	22,081
1,686,822		GNMA	5.000	06/15/39	1,884,386
18,399		GNMA	5.000	06/15/39	20,280
40,930		GNMA	5.000	06/15/39	45,148
1,906,814		GNMA	5.000	06/15/39	2,130,074
28,182		GNMA	4.000	06/20/39	30,265
16,721		GNMA	5.000	06/20/39	18,410
143

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,380,004		GNMA	4.000%	07/15/39	$2,525,226
54,685		GNMA	4.500	07/15/39	59,259
2,329,121		GNMA	4.500	07/15/39	2,545,663
27,206		GNMA	4.500	07/15/39	29,482
22,524		GNMA	5.000	07/15/39	24,853
277,463		GNMA	4.500	07/20/39	299,823
242,384		GNMA	5.000	07/20/39	265,018
23,611		GNMA	5.500	07/20/39	26,147
109,657		GNMA	4.000	08/15/39	116,350
317,928		GNMA	5.000	08/15/39	349,530
20,134		GNMA	5.500	08/15/39	22,503
111,655		GNMA	6.000	08/15/39	126,573
77,731		GNMA	4.000	08/20/39	83,190
63,915		GNMA	5.000	08/20/39	70,390
49,078		GNMA	5.000	09/15/39	53,964
88,006		GNMA	5.000	09/20/39	97,514
20,554		GNMA	4.500	10/15/39	22,258
12,470		GNMA	5.000	10/15/39	13,717
27,284		GNMA	4.500	10/20/39	29,484
53,020		GNMA	4.500	11/15/39	57,936
39,892		GNMA	4.500	11/20/39	43,023
47,243		GNMA	5.000	11/20/39	52,209
98,682		GNMA	4.500	12/15/39	107,117
1,365,121		GNMA	4.500	12/15/39	1,479,304
39,860		GNMA	4.500	12/20/39	43,078
1,449,408		GNMA	5.000	12/20/39	1,596,139
1,329,016		GNMA	4.500	01/20/40	1,437,053
19,433		GNMA	5.500	01/20/40	21,521
715,493		GNMA	5.500	02/15/40	799,687
94,666		GNMA	4.000	03/15/40	100,520
20,210		GNMA	5.000	03/15/40	22,222
13,804		GNMA	4.500	04/15/40	14,958
294,969		GNMA	5.000	04/15/40	326,005
54,296		GNMA	4.500	04/20/40	58,677
8,973		GNMA	4.500	05/15/40	9,733
243,932		GNMA	5.000	05/15/40	267,722
515,032	i	GNMA	2.125	05/20/40	528,184
11,950		GNMA	4.500	05/20/40	12,868
15,658		GNMA	4.500	06/15/40	16,942
4,458,857		GNMA	4.500	06/15/40	4,831,825
20,563		GNMA	4.500	06/15/40	22,244
264,128		GNMA	5.000	06/20/40	292,533
164,338		GNMA	4.500	07/15/40	177,965
558,488		GNMA	4.500	07/15/40	604,970
1,934,688		GNMA	4.500	07/20/40	2,092,394
58,103		GNMA	5.000	07/20/40	63,958
1,664,251		GNMA	4.000	08/15/40	1,772,280
383,401		GNMA	4.000	08/15/40	407,612
166,136		GNMA	4.500	08/15/40	182,081
150,116		GNMA	4.500	08/20/40	162,382
120,622		GNMA	4.500	09/20/40	130,004
34,841		GNMA	5.500	09/20/40	38,555
144

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$48,436		GNMA	6.500%	09/20/40	$56,033
50,173		GNMA	4.000	10/15/40	53,644
108,747		GNMA	6.000	10/20/40	123,434
614,194		GNMA	4.000	11/15/40	656,269
1,607,564		GNMA	4.000	11/20/40	1,723,278
401,481		GNMA	3.500	12/15/40	417,623
549,593		GNMA	5.500	12/20/40	608,620
1,773,098		GNMA	4.000	01/15/41	1,885,486
4,186,695		GNMA	4.000	01/20/41	4,487,821
358,473		GNMA	4.000	02/15/41	380,401
1,152,853		GNMA	4.500	02/20/41	1,241,416
641,753		GNMA	4.500	03/15/41	696,063
1,429,224		GNMA	4.500	04/20/41	1,539,020
286,338		GNMA	5.000	04/20/41	314,856
127,848	i	GNMA	3.000	06/20/41	131,896
322,367		GNMA	4.000	07/15/41	342,005
562,161		GNMA	4.000	07/20/41	598,908
1,825,232		GNMA	4.500	07/20/41	1,961,128
1,582,926		GNMA	5.000	07/20/41	1,742,225
465,940		GNMA	4.500	08/15/41	504,922
716,743		GNMA	5.000	08/20/41	788,491
909,159		GNMA	4.000	09/15/41	966,607
71,423	i	GNMA	2.125	09/20/41	73,682
2,529,190		GNMA	4.000	09/20/41	2,693,612
177,724		GNMA	4.000	10/15/41	189,246
182,391	i	GNMA	2.000	10/20/41	188,030
97,750	i	GNMA	3.500	10/20/41	101,793
3,204,380		GNMA	4.000	10/20/41	3,412,692
379,615		GNMA	5.500	10/20/41	423,557
984,164		GNMA	3.500	11/15/41	1,026,168
2,172,773		GNMA	4.000	11/15/41	2,313,819
4,145,471		GNMA	4.500	11/20/41	4,473,728
1,701,465		GNMA	5.000	11/20/41	1,893,812
496,183		GNMA	6.000	11/20/41	561,526
2,135,678		GNMA	3.500	01/20/42	2,227,442
581,216	i	GNMA	3.000	02/20/42	600,779
1,043,583		GNMA	3.500	03/20/42	1,088,713
1,702,623		GNMA	4.500	03/20/42	1,837,426
1,946,912		GNMA	3.500	04/15/42	2,025,208
3,033,125		GNMA	3.500	05/20/42	3,165,981
9,954,673		GNMA	3.500	05/20/42	10,385,178
2,303,304		GNMA	4.000	05/20/42	2,454,428
4,914,740		GNMA	3.500	07/15/42	5,124,133
617,647	i	GNMA	2.125	07/20/42	637,227
2,337,904		GNMA	3.500	07/20/42	2,439,012
2,806,680		GNMA	3.000	08/20/42	2,851,816
3,158,902		GNMA	3.500	08/20/42	3,297,268
9,752,963		GNMA	3.500	08/20/42	10,178,365
1,874,431		GNMA	6.000	08/20/42	2,143,235
3,747,479		GNMA	3.500	10/20/42	3,910,937
4,060,874		GNMA	3.000	11/20/42	4,126,178
3,331,348		GNMA	3.000	12/20/42	3,379,768
4,705,907		GNMA	3.000	12/20/42	4,781,584
145

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,884,835		GNMA	3.000%	01/15/43	$2,925,808
5,525,388		GNMA	3.000	01/15/43	5,603,865
3,576,409		GNMA	3.000	01/20/43	3,633,922
3,567,599		GNMA	3.000	02/20/43	3,618,601
6,058,192		GNMA	3.000	02/20/43	6,155,617
1,177,170		GNMA	3.000	04/15/43	1,193,890
1,227,378		GNMA	5.000	04/20/43	1,324,101
2,480,901		GNMA	3.000	05/20/43	2,520,800
3,851,557		GNMA	3.000	06/20/43	3,913,499
7,340,725		GNMA	3.500	06/20/43	7,662,633
8,277,100		GNMA	3.000	07/20/43	8,410,217
3,936,791		GNMA	3.500	07/20/43	4,108,522
5,754,303		GNMA	3.500	09/20/43	6,004,753
2,308,498		GNMA	4.000	09/20/43	2,453,546
2,059,785		GNMA	4.000	10/20/43	2,193,683
1,079,001		GNMA	3.500	11/20/43	1,125,576
2,513,484		GNMA	4.000	11/20/43	2,670,645
2,109,558		GNMA	4.500	12/20/43	2,252,905
2,225,830		GNMA	4.500	01/20/44	2,377,078
2,821,496		GNMA	3.500	02/20/44	2,942,452
4,193,020		GNMA	4.000	02/20/44	4,461,434
4,264,278		GNMA	4.000	05/20/44	4,530,084
4,423,259		GNMA	4.000	06/20/44	4,698,975
12,153,051		GNMA	3.500	07/20/44	12,648,275
3,441,217		GNMA	4.500	10/20/44	3,675,052
8,791,980		GNMA	3.500	11/20/44	9,150,430
11,267,689		GNMA	3.000	12/20/44	11,417,019
28,668,114		GNMA	3.500	02/20/45	29,811,693
11,843,018		GNMA	3.000	04/20/45	11,999,972
12,374,296		GNMA	3.000	06/20/45	12,538,291
12,654,053		GNMA	3.000	07/20/45	12,821,756
25,990,011		GNMA	4.000	11/20/45	27,610,055
12,866,140		GNMA	3.000	12/20/45	13,036,654
12,144,672		GNMA	3.500	12/20/45	12,629,534
16,805,752		GNMA	4.000	04/20/46	17,853,311
9,242,703		GNMA	3.000	05/20/46	9,365,196
9,203,841		GNMA	3.500	05/20/46	9,571,394
14,197,695		GNMA	3.000	06/20/46	14,385,855
9,410,272		GNMA	3.500	06/20/46	9,786,071
19,383,659		GNMA	3.500	08/20/46	20,159,776
9,887,894		GNMA	3.000	09/20/46	10,018,937
34,320,424		GNMA	3.500	09/20/46	35,698,865
10,000,000	h	GNMA	3.000	12/20/46	10,132,529
		TOTAL MORTGAGE BACKED			1,965,430,258

MUNICIPAL BONDS - 0.9%
200,000		Alabama Economic Settlement Authority	4.263	09/15/32	204,658
300,000		American Municipal Power	7.834	02/15/41	425,175
500,000		American Municipal Power	6.270	02/15/50	606,375
500,000		Bay Area Toll Authority	6.263	04/01/49	680,595
720,000		Central Puget Sound Regional Transit Authority	5.491	11/01/39	894,845
250,000		City of Chicago IL	7.375	01/01/33	259,477
146

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	City of Chicago IL	5.432%	01/01/42	$243,216
750,000	City Public Service Board of San Antonio TX	5.808	02/01/41	935,070
150,000	Colorado Bridge Enterprise	6.078	12/01/40	188,014
200,000	Commonwealth Financing Authority	4.014	06/01/33	195,248
100,000	Commonwealth Financing Authority	4.144	06/01/38	95,464
200,000	Commonwealth of Massachusetts	4.200	12/01/21	215,284
500,000	Commonwealth of Massachusetts	5.731	06/01/40	634,525
100,000	Commonwealth of Massachusetts	3.277	06/01/46	90,730
195,000	Commonwealth of Pennsylvania	5.850	07/15/30	216,540
200,000	County of Clark NV	6.820	07/01/45	281,884
350,000	Denver City & County School District No	4.242	12/15/37	355,124
200,000	District of Columbia	5.591	12/01/34	244,254
100,000	East Baton Rouge Sewerage Commission	6.087	02/01/45	110,193
200,000	Energy Northwest	2.814	07/01/24	199,728
500,000	Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	513,025
200,000	Florida State Board of Administration Finance Corp	2.163	07/01/19	201,618
200,000	Florida State Board of Administration Finance Corp	2.638	07/01/21	201,356
200,000	Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	196,762
200,000	Health & Educational Facilities Authority of the State of Missouri	3.086	09/15/51	167,230
28,529	Kentucky Asset Liability Commission	3.165	04/01/18	28,752
30,000	Los Angeles Unified School District	5.750	07/01/34	37,051
100,000	Massachusetts School Building Authority	5.715	08/15/39	125,157
200,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd	4.053	07/01/26	206,892
100,000	Metropolitan Government of Nashville & Davidson County	6.731	07/01/43	128,918
940,000	Metropolitan Transportation Authority	6.648	11/15/39	1,228,768
650,000	Metropolitan Transportation Authority	7.336	11/15/39	945,015
500,000	Missouri Highway & Transportation Commission	5.445	05/01/33	587,485
250,000	Municipal Electric Authority of Georgia	6.637	04/01/57	310,052
500,000	Municipal Electric Authority of Georgia	6.655	04/01/57	611,055
947,000	New Jersey Economic Development Authority	7.425	02/15/29	1,128,152
335,000	New Jersey State Turnpike Authority	7.414	01/01/40	483,804
1,000,000	New Jersey State Turnpike Authority	7.102	01/01/41	1,399,150
800,000	New Jersey Transportation Trust Fund Authority	5.754	12/15/28	835,448
360,000	New Jersey Transportation Trust Fund Authority	6.104	12/15/28	381,006
700,000	New Jersey Transportation Trust Fund Authority	6.875	12/15/39	750,918
1,100,000	New York City Municipal Water Finance Authority	5.790	06/15/41	1,215,104
500,000	New York City Municipal Water Finance Authority	5.440	06/15/43	614,595
600,000	New York State Dormitory Authority	5.289	03/15/33	699,354
130,000	New York State Dormitory Authority	5.628	03/15/39	158,411
545,000	New York State Dormitory Authority	5.600	03/15/40	671,004
400,000	New York State Urban Development Corp	5.838	03/15/40	488,400
100,000	Ohio State University	4.910	06/01/40	114,051
500,000	Ohio State University	3.798	12/01/46	488,595
200,000	Ohio State University	4.048	12/01/56	198,838
675,000	Ohio State Water Development Authority	4.879	12/01/34	752,875
750,000	Oregon School Boards Association	4.759	06/30/28	813,420
250,000	Oregon School Boards Association	5.680	06/30/28	295,175
100,000	Oregon State Department of Transportation	5.834	11/15/34	126,254
200,000	Port Authority of New York & New Jersey	6.040	12/01/29	250,254
500,000	Port Authority of New York & New Jersey	5.647	11/01/40	602,260
147

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Port Authority of New York & New Jersey	4.823%	06/01/45	$315,621
1,000,000	Port Authority of New York & New Jersey	5.310	08/01/46	1,079,670
200,000	Port Authority of New York & New Jersey	4.810	10/15/65	215,244
100,000	Salt River Project Agricultural Improvement & Power District	4.839	01/01/41	114,440
800,000	Santa Clara Valley Transportation Authority	5.876	04/01/32	967,144
500,000	South Carolina Public Service Authority	2.388	12/01/23	485,715
300,000	State of California	5.750	03/01/17	302,151
600,000	State of California	6.200	10/01/19	666,540
645,000	State of California	5.700	11/01/21	743,762
250,000	State of California	7.500	04/01/34	353,375
1,285,000	State of California	7.550	04/01/39	1,901,350
3,400,000	State of California	7.300	10/01/39	4,811,952
2,740,000	State of California	7.625	03/01/40	4,053,885
200,000	State of California Department of Water Resources Power Supply Revenue	2.000	05/01/22	194,358
300,000	State of Connecticut	5.090	10/01/30	338,745
620,000	State of Connecticut	5.850	03/15/32	750,206
4,450,000	State of Illinois	5.100	06/01/33	3,932,999
1,295,000	State of Illinois	6.725	04/01/35	1,320,019
500,000	State of Illinois	5.650	12/01/38	463,405
500,000	State of Kansas Department of Transportation	4.596	09/01/35	550,755
300,000	State of Oregon	5.762	06/01/23	336,810
600,000	State of Texas	4.631	04/01/33	678,582
50,000	State of Texas	5.517	04/01/39	62,858
1,000,000	State of Texas	4.681	04/01/40	1,138,320
575,000	State of Texas Transportation Commission	5.028	04/01/26	662,682
500,000	State of Utah	3.539	07/01/25	526,150
200,000	State of Washington	5.090	08/01/33	235,694
604,000	State Public School Building Authority	5.000	09/15/27	613,779
100,000	Sumter Landing Community Development District	4.172	10/01/47	98,009
2,000,000	Tennessee Valley Authority	4.500	04/01/18	2,083,426
300,000	Tennessee Valley Authority	1.750	10/15/18	302,513
750,000	Tennessee Valley Authority	3.875	02/15/21	806,353
750,000	Tennessee Valley Authority	2.875	09/15/24	766,292
500,000	Tennessee Valley Authority	5.880	04/01/36	658,557
500,000	Tennessee Valley Authority	5.500	06/15/38	639,883
300,000	Tennessee Valley Authority	3.500	12/15/42	292,550
1,750,000	Tennessee Valley Authority	4.625	09/15/60	1,940,691
300,000	Tennessee Valley Authority	4.250	09/15/65	308,024
500,000	University of California	1.796	07/01/19	501,420
200,000	University of California	5.770	05/15/43	242,564
200,000	University of California	3.931	05/15/45	198,050
200,000	University of California	4.131	05/15/45	198,420
860,000	University of California	4.858	05/15/12	831,199
200,000	University of California	4.767	05/15/15	191,212
100,000	University of Pennsylvania	4.674	09/01/12	98,603
300,000	University of Southern California	3.028	10/01/39	265,961
200,000	University of Southern California	5.250	10/01/11	226,107
700,000	University of Texas	4.794	08/15/46	802,550
200,000	University of Texas System	3.852	08/15/46	203,338
150,000	Virginia Commonwealth Transportation Board	5.350	05/15/35	179,064
	TOTAL MUNICIPAL BONDS			64,683,600
148

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
U.S. TREASURY SECURITIES - 36.3%
$9,000,000	United States Treasury Bond	5.250%	11/15/28	$11,438,712
26,060,000	United States Treasury Bond	5.250	02/15/29	33,255,010
21,250,000	United States Treasury Bond	4.500	02/15/36	26,840,535
1,400,000	United States Treasury Bond	5.000	05/15/37	1,876,542
4,644,000	United States Treasury Bond	4.375	02/15/38	5,760,715
36,983,000	United States Treasury Bond	3.500	02/15/39	40,369,385
18,850,000	United States Treasury Bond	4.375	11/15/39	23,227,630
12,585,000	United States Treasury Bond	3.875	08/15/40	14,422,662
11,185,000	United States Treasury Bond	4.250	11/15/40	13,554,240
26,350,000	United States Treasury Bond	4.375	05/15/41	32,542,382
10,000,000	United States Treasury Bond	3.750	08/15/41	11,241,180
4,300,000	United States Treasury Bond	3.125	11/15/41	4,355,225
4,550,000	United States Treasury Bond	3.125	02/15/42	4,607,653
10,000,000	United States Treasury Bond	3.000	05/15/42	9,895,990
10,000,000	United States Treasury Bond	2.750	08/15/42	9,427,330
4,000,000	United States Treasury Bond	2.750	11/15/42	3,769,932
10,250,000	United States Treasury Bond	2.875	05/15/43	9,879,196
6,500,000	United States Treasury Bond	3.625	08/15/43	7,193,199
2,000,000	United States Treasury Bond	3.750	11/15/43	2,262,866
7,615,000	United States Treasury Bond	3.625	02/15/44	8,422,639
2,500,000	United States Treasury Bond	3.375	05/15/44	2,645,347
14,000,000	United States Treasury Bond	3.125	08/15/44	14,138,166
16,750,000	United States Treasury Bond	3.000	11/15/44	16,509,235
16,000,000	United States Treasury Bond	2.500	02/15/45	14,218,288
22,000,000	United States Treasury Bond	3.000	05/15/45	21,652,818
16,000,000	United States Treasury Bond	2.875	08/15/45	15,360,864
10,750,000	United States Treasury Bond	3.000	11/15/45	10,578,204
22,000,000	United States Treasury Bond	2.500	02/15/46	19,501,130
27,000,000	United States Treasury Bond	2.500	05/15/46	23,934,717
10,000,000	United States Treasury Bond	2.250	08/15/46	8,386,710
17,300,000	United States Treasury Bond	2.875	11/15/46	16,661,544
45,300,000	United States Treasury Note	0.875	01/31/17	45,318,029
58,500,000	United States Treasury Note	0.750	10/31/17	58,445,537
31,000,000	United States Treasury Note	0.750	02/28/18	30,924,918
7,862,000	United States Treasury Note	2.375	05/31/18	8,007,620
15,000,000	United States Treasury Note	1.375	07/31/18	15,064,710
13,065,000	United States Treasury Note	2.250	07/31/18	13,298,432
40,350,000	United States Treasury Note	1.500	08/31/18	40,596,337
22,000,000	United States Treasury Note	1.375	09/30/18	22,078,848
28,000,000	United States Treasury Note	1.250	10/31/18	28,039,564
5,000,000	United States Treasury Note	1.000	11/30/18	4,982,955
11,000,000	United States Treasury Note	1.250	11/30/18	11,013,629
25,000,000	United States Treasury Note	1.500	12/31/18	25,139,825
25,000,000	United States Treasury Note	1.500	01/31/19	25,129,550
10,000,000	United States Treasury Note	0.750	02/15/19	9,897,830
2,802,400	United States Treasury Note	2.750	02/15/19	2,889,678
30,000,000	United States Treasury Note	1.500	02/28/19	30,156,030
36,000,000	United States Treasury Note	1.625	03/31/19	36,275,004
40,750,000	United States Treasury Note	1.500	05/31/19	40,924,084
40,000,000	United States Treasury Note	1.625	06/30/19	40,283,920
149

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$18,000,000	United States Treasury Note	1.625%	07/31/19	$18,118,854
50,500,000	United States Treasury Note	1.625	08/31/19	50,828,199
10,000,000	United States Treasury Note	0.875	09/15/19	9,864,900
38,500,000	United States Treasury Note	1.750	09/30/19	38,861,900
10,000,000	United States Treasury Note	1.000	10/15/19	9,888,450
29,000,000	United States Treasury Note	1.500	10/31/19	29,056,608
2,000,000	United States Treasury Note	1.000	11/15/19	1,974,978
57,000,000	United States Treasury Note	1.500	11/30/19	57,089,604
33,500,000	United States Treasury Note	1.625	12/31/19	33,647,132
36,500,000	United States Treasury Note	1.250	01/31/20	36,211,942
78,500,000	United States Treasury Note	1.375	02/29/20	78,081,124
5,000,000	United States Treasury Note	1.375	03/31/20	4,970,860
20,000,000	United States Treasury Note	1.375	04/30/20	19,858,760
50,000,000	United States Treasury Note	1.500	05/31/20	49,815,550
45,000,000	United States Treasury Note	1.625	06/30/20	44,991,045
22,500,000	United States Treasury Note	1.625	07/31/20	22,469,467
4,000,000	United States Treasury Note	2.000	07/31/20	4,048,924
5,342,000	United States Treasury Note	2.625	08/15/20	5,519,702
34,000,000	United States Treasury Note	1.375	08/31/20	33,622,498
30,000,000	United States Treasury Note	1.375	09/30/20	29,638,020
6,000,000	United States Treasury Note	2.000	09/30/20	6,063,486
40,000,000	United States Treasury Note	1.375	10/31/20	39,478,840
50,000,000	United States Treasury Note	1.625	11/30/20	49,759,200
5,000,000	United States Treasury Note	2.000	11/30/20	5,047,760
25,000,000	United States Treasury Note	1.750	12/31/20	24,971,675
48,500,000	United States Treasury Note	1.375	01/31/21	47,684,909
5,900,000	United States Treasury Note	3.625	02/15/21	6,328,080
16,000,000	United States Treasury Note	1.125	02/28/21	15,554,688
10,000,000	United States Treasury Note	2.000	02/28/21	10,071,120
50,000,000	United States Treasury Note	1.250	03/31/21	48,802,850
55,000,000	United States Treasury Note	1.375	04/30/21	53,905,555
65,000,000	United States Treasury Note	1.375	05/31/21	63,649,690
25,000,000	United States Treasury Note	1.125	06/30/21	24,173,775
39,000,000	United States Treasury Note	1.125	07/31/21	37,663,275
27,610,000	United States Treasury Note	2.125	08/15/21	27,845,955
40,000,000	United States Treasury Note	1.125	08/31/21	38,611,200
30,185,000	United States Treasury Note	1.125	09/30/21	29,087,021
50,000,000	United States Treasury Note	1.250	10/31/21	48,436,150
2,070,000	United States Treasury Note	2.000	11/15/21	2,073,691
13,379,100	United States Treasury Note	8.000	11/15/21	17,120,365
57,000,000	United States Treasury Note	1.750	11/30/21	56,518,122
35,000,000	United States Treasury Note	2.000	12/31/21	35,092,995
5,000,000	United States Treasury Note	1.750	02/28/22	4,935,100
3,000,000	United States Treasury Note	1.750	03/31/22	2,956,929
10,500,000	United States Treasury Note	1.625	11/15/22	10,207,050
12,000,000	United States Treasury Note	2.500	08/15/23	12,198,300
11,000,000	United States Treasury Note	1.375	08/31/23	10,409,267
13,000,000	United States Treasury Note	2.750	11/15/23	13,412,451
20,000,000	United States Treasury Note	2.125	11/30/23	19,842,820
26,000,000	United States Treasury Note	2.500	05/15/24	26,355,576
55,005,000	United States Treasury Note	2.250	11/15/24	54,594,883
14,000,000	United States Treasury Note	2.000	02/15/25	13,607,216
37,000,000	United States Treasury Note	2.125	05/15/25	36,220,706
150

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$37,000,000	United States Treasury Note	2.000%	08/15/25	$35,789,138
30,000,000	United States Treasury Note	2.250	11/15/25	29,572,260
44,500,000	United States Treasury Note	1.625	02/15/26	41,515,874
30,000,000	United States Treasury Note	1.625	05/15/26	27,931,050
25,000,000	United States Treasury Note	1.500	08/15/26	22,956,000
32,600,000	United States Treasury Note	2.000	11/15/26	31,315,234
	TOTAL U.S. TREASURY SECURITIES			2,586,715,319

	TOTAL GOVERNMENT BONDS			5,070,893,163
	(Cost $5,092,943,211)

STRUCTURED ASSETS - 2.3%

ASSET BACKED - 0.9%
319,646	American Airlines Pass Through Trust	4.950	01/15/23	340,822
425,244	American Airlines Pass Through Trust	4.000	07/15/25	438,002
265,618	American Airlines Pass Through Trust	3.700	10/01/26	262,962
278,768	American Airlines Pass Through Trust	3.375	05/01/27	274,587
195,269	American Airlines Pass Through Trust	3.600	09/22/27	194,049
199,510	American Airlines Pass Through Trust	3.575	01/15/28	199,510
175,000	American Airlines Pass Through Trust	3.200	06/15/28	170,188
183,757	AmeriCredit Automobile Receivables Trust	1.790	03/08/19	183,985
	Series - 2013 2 (Class C)
500,000	AmeriCredit Automobile Receivables Trust	2.420	05/08/19	502,955
	Series - 2013 2 (Class D)
150,000	AmeriCredit Automobile Receivables Trust	2.380	06/10/19	150,600
	Series - 2013 3 (Class C)
3,000,000	AmeriCredit Automobile Receivables Trust	2.510	01/08/21	3,030,472
	Series - 2015 1 (Class C)
1,565,000	AmeriCredit Automobile Receivables Trust	2.730	03/08/21	1,577,275
	Series - 2015 3 (Class C)
955,000	AmeriCredit Automobile Receivables Trust	1.830	12/08/21	945,398
	Series - 2016 4 (Class B)
500,000	Capital Auto Receivables Asset Trust	2.190	09/20/21	501,834
	Series - 0 1 (Class D)
1,000,000	Capital One Multi-Asset Execution Trust	1.480	07/15/20	1,002,032
	Series - 2014 A5 (Class A)
660,000	Capital One Multi-Asset Execution Trust	5.750	07/15/20	681,059
	Series - 2007 A7 (Class A7)
1,200,000	Capital One Multi-Asset Execution Trust	2.080	03/15/23	1,202,896
	Series - 2015 A2 (Class A2)
1,000,000	CarMax Auto Owner Trust	1.520	02/16/21	995,362
	Series - 2016 2 (Class A3)
316,848	CenterPoint Energy Transition	3.460	08/15/19	321,126
	Series - 0 1 (Class A2)
500,000	CenterPoint Energy Transition Bond Co II LLC	5.302	08/01/20	528,437
	Series - 2005 A (Class A5)
600,000	CenterPoint Energy Transition Bond Co LLC	2.161	10/15/21	603,437
	Series - 2012 1 (Class A2)
1,000,000	Chase Issuance Trust	1.150	01/15/19	1,000,003
	Series - 2014 A1 (Class A)
1,500,000	Chase Issuance Trust	1.270	07/15/21	1,479,400
	Series - 2016 A5 (Class A5)
151

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,600,000		Chase Issuance Trust	1.840%	04/15/22	$1,591,128
		Series - 2015 A4 (Class A4)
1,000,000		Chase Issuance Trust	2.770	03/15/23	1,022,277
		Series - 2014 A2 (Class A2)
1,000,000		Chase Issuance Trust	2.160	09/16/24	974,100
		Series - 2012 A7 (Class A7)
750,000		CitiBank Credit Card Issuance Trust	5.650	09/20/19	773,243
		Series - 2007 A8 (Class A8)
310,000		CitiBank Credit Card Issuance Trust	5.350	02/07/20	323,418
		Series - 2008 A1 (Class A1)
1,000,000		CitiBank Credit Card Issuance Trust	2.150	07/15/21	1,007,434
		Series - 2014 A6 (Class A6)
2,000,000		CitiBank Credit Card Issuance Trust	2.880	01/23/23	2,049,677
		Series - 0 A1 (Class A1)
1,250,000		CSAIL Commercial Mortgage Trust	2.970	04/15/50	1,277,744
		Series - 2015 C1 (Class A2)
1,000,000		Discover Card Execution Note Trust	2.120	12/15/21	1,006,337
		Series - 2014 A4 (Class A4)
3,000,000		Discover Card Master Trust	5.650	03/16/20	3,090,646
		Series - 2007 A1 (Class A1)
118,789		FHLMC Multifamily Structured Pass Through Certificates	3.342	12/25/19	119,343
		Series - 2010 K007 (Class A1)
2,305,728		FHLMC Multifamily Structured Pass Through Certificates	1.459	09/25/21	2,281,643
		Series - 2012 K019 (Class A1)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	2.307	08/25/22	2,983,903
		Series - 2012 K023 (Class A2)
388,162		FHLMC Multifamily Structured Pass Through Certificates	2.779	09/25/22	397,307
		Series - 2013 K030 (Class A1)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.510	11/25/22	501,256
		Series - 2013 K026 (Class A2)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.637	01/25/23	504,411
		Series - 2013 K027 (Class A2)
84,641		FHLMC Multifamily Structured Pass Through Certificates	2.669	02/25/23	85,649
		Series - 2013 K034 (Class A1)
3,000,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.060	07/25/23	3,092,251
		Series - 2013 K033 (Class A2)
500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.531	07/25/23	528,977
		Series - 2013 K034 (Class A2)
1,500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.527	10/25/23	1,583,875
		Series - 2014 K036 (Class A2)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	3.023	01/25/25	3,043,913
		Series - 2015 K045 (Class A2)
820,000		Ford Credit Auto Owner Trust	1.320	01/15/19	820,283
		Series - 2013 2013-B (Class C)
500,000		Ford Credit Auto Owner Trust	1.820	11/15/19	501,314
		Series - 2013 2013-B (Class D)
1,900,000		GE Capital Credit Card Master Note Trust	1.360	08/17/20	1,901,007
		Series - 2012 6 (Class A)
1,000,000		GM Financial Automobile Leasing Trust	1.620	09/20/19	998,907
		Series - 2016 2 (Class A3)
227,000		Hyundai Auto Receivables Trust	2.100	11/15/19	227,173
		Series - 2014 B (Class C)
152

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000		Hyundai Auto Receivables Trust	2.300%	07/15/22	$1,989,221
		Series - 2015 B (Class C)
950,000		Mercedes-Benz Auto Receivables Trust	1.260	02/16/21	942,165
		Series - 2016 1 (Class A3)
1,000,000		Nissan Auto Receivables Owner Trust	1.180	01/15/21	990,394
		Series - 2016 C (Class A3)
5,026	i	Residential Asset Securities Corp	6.489	10/25/30	5,129
		Series - 2001 KS2 (Class AI6)
14,029	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	14,658
		Series - 2006 HI1 (Class M2)
199,883		Santander Drive Auto Receivables Trust	3.300	09/17/18	200,851
		Series - 2012 2012-5 (Class D)
1,500,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	1,505,888
		Series - 2013 2013-1 (Class D)
122,210		Santander Drive Auto Receivables Trust	1.950	03/15/19	122,401
		Series - 2013 2013-2 (Class C)
1,780,652		Santander Drive Auto Receivables Trust	2.360	04/15/20	1,788,151
		Series - 2014 2014-1 (Class C)
572,000		Santander Drive Auto Receivables Trust	2.460	06/15/20	576,364
		Series - 2014 5 (Class C)
910,000		Santander Drive Auto Receivables Trust	3.090	04/15/22	923,487
		Series - 2016 1 (Class C)
13,772		Toyota Auto Receivables Owner Trust	0.670	12/15/17	13,766
		Series - 2014 A (Class A3)
270,647		United Airlines Pass Through Trust	4.300	08/15/25	278,766
		Series - 0 2013-1 Cl (Class )
282,697		United Airlines Pass Through Trust	3.750	09/03/26	284,110
		Series - 0 2014-2 Cl (Class )
195,165		United Airlines Pass Through Trust	3.450	12/01/27	192,969
200,000		United Airlines Pass Through Trust	3.100	07/07/28	193,000
200,000		United Airlines Pass Through Trust	3.450	07/07/28	194,500
400,000		United Airlines Pass Through Trust	2.875	10/07/28	377,000
152,915		US Airways Pass Through Trust	4.625	06/03/25	162,090
251,721		US Airways Pass Through Trust	3.950	11/15/25	258,039
15,000	g	Vornado DP LLC	4.004	09/13/28	15,815
		Series - 2010 VNO (Class A2FX)
1,215,000		World Financial Network Credit Card Master Trust	2.550	06/17/24	1,227,801
		Series - 2015 B (Class A)
1,060,000		World Omni Auto Receivables Trust	1.680	12/15/20	1,060,751
		Series - 2014 B (Class A4)
		TOTAL ASSET BACKED			62,590,923

OTHER MORTGAGE BACKED - 1.4%
1,374	i	Banc of America Commercial Mortgage, Inc	5.889	07/10/44	1,372
		Series - 2006 3 (Class A4)
125,668	i	Bear Stearns Commercial Mortgage Securities	5.711	06/11/40	125,796
		Series - 2007 PW16 (Class A4)
838,374	i	Bear Stearns Commercial Mortgage Securities	5.694	06/11/50	852,843
		Series - 2007 PW17 (Class A4)
430,011		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	439,220
		Series - 2007 PW18 (Class A4)
153

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$750,000		Citigroup Commercial Mortgage Trust	1.987%	04/10/46	$752,596
		Series - 2013 2013-GC11 (Class A2)
1,053,000		Citigroup Commercial Mortgage Trust	3.422	04/10/46	1,071,072
		Series - 2013 2013-GC11 (Class AS)
255,000		Citigroup Commercial Mortgage Trust	4.023	03/10/47	270,761
		Series - 2014 2014-GC19 (Class A4)
500,000		Citigroup Commercial Mortgage Trust	3.635	10/10/47	517,002
		Series - 2014 2014-GC25 (Class A4)
1,000,000		Citigroup Commercial Mortgage Trust	3.137	02/10/48	996,974
		Series - 2015 GC27 (Class A5)
1,000,000		Citigroup Commercial Mortgage Trust	3.571	02/10/48	995,455
		Series - 2015 GC27 (Class AS)
1,000,000		Citigroup Commercial Mortgage Trust	3.616	02/10/49	1,025,181
		Series - 2016 GC36 (Class A5)
500,000		Citigroup Commercial Mortgage Trust	3.576	04/10/49	495,305
		Series - 2016 GC37 (Class AS)
613,734	i	Citigroup Commercial Mortgage Trust	6.136	12/10/49	625,934
		Series - 2008 2008-C7 (Class A4)
1,480,000		Citigroup Commercial Mortgage Trust 2015-GC33	3.778	09/10/58	1,539,592
		Series - 2015 GC33 (Class A4)
2,000,000		COMM Mortgage Trust	3.039	12/10/18	2,042,224
		Series - 2013 CR13 (Class A2)
97,827		COMM Mortgage Trust	2.256	12/10/44	97,867
		Series - 2012 LC4 (Class A2)
580,000		COMM Mortgage Trust	4.063	12/10/44	611,754
		Series - 2012 LC4 (Class AM)
500,000		COMM Mortgage Trust	2.752	08/15/45	508,550
		Series - 2012 CR2 (Class ASB)
749,000		COMM Mortgage Trust	1.906	01/10/46	751,472
		Series - 2013 LC6 (Class A2)
400,000		COMM Mortgage Trust	2.941	01/10/46	404,258
		Series - 2013 LC6 (Class A4)
524,000		COMM Mortgage Trust	3.213	03/10/46	535,404
		Series - 0 CR7 (Class A4)
1,000,000		COMM Mortgage Trust	4.046	10/10/46	1,066,734
		Series - 2013 CR12 (Class A4)
500,000		COMM Mortgage Trust	4.258	10/10/46	538,608
		Series - 2013 CR11 (Class A4)
1,000,000		COMM Mortgage Trust	2.928	02/10/47	1,020,830
		Series - 2014 CR15 (Class A2)
500,000		COMM Mortgage Trust	3.961	03/10/47	525,772
		Series - 2014 A5 (Class A5)
970,362		COMM Mortgage Trust	2.840	04/10/47	988,911
		Series - 2014 LC15 (Class A2)
1,000,000		COMM Mortgage Trust	4.051	04/10/47	1,062,213
		Series - 2014 CR16 (Class A4)
1,000,000		COMM Mortgage Trust	3.819	06/10/47	1,042,222
		Series - 2014 UBS3 (Class A4)
1,000,000		COMM Mortgage Trust	3.694	08/10/47	1,033,347
		Series - 2014 UBS4 (Class A5)
1,000,000		COMM Mortgage Trust	3.590	11/10/47	1,032,309
		Series - 2014 CR20 (Class A4)
1,000,000	i	COMM Mortgage Trust	4.339	12/10/47	1,036,429
		Series - 2014 CR21 (Class B)
154

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000	i	COMM Mortgage Trust	4.263%	02/10/48	$999,278
		Series - 2015 LC19 (Class C)
1,700,000		COMM Mortgage Trust	3.708	07/10/48	1,762,340
		Series - 2015 LC21 (Class A4)
1,000,000		COMM Mortgage Trust	3.432	08/10/48	1,018,823
		Series - 2015 CR24 (Class A4)
1,000,000		COMM Mortgage Trust	3.759	08/10/48	1,041,885
		Series - 2015 CR25 (Class A4)
196,899	i	COMM Mortgage Trust	5.812	12/10/49	198,488
		Series - 2007 C9 (Class A4)
300,000	i	COMM Mortgage Trust	6.095	12/10/49	305,643
		Series - 2008 LS1 (Class ASM)
1,500,000		COMM Mortgage Trust	3.221	10/10/53	1,543,596
		Series - 2015 LC23 (Class A2)
1,500,000		COMM Mortgage Trust	3.774	10/10/53	1,561,036
		Series - 2015 LC23 (Class A4)
2,000,000		DBJPM	2.691	05/10/49	2,024,132
		Series - 2016 C1 (Class A2)
2,000,000		DBJPM	3.276	05/10/49	2,015,597
		Series - 2016 C1 (Class A4)
1,000,000		DBJPM	3.539	05/10/49	1,006,517
		Series - 2016 C1 (Class AM)
1,569,677		Greenwich Capital Commercial Funding Corp	5.736	12/10/49	1,592,106
		Series - 2007 GG11 (Class A4)
433,996		GS Mortgage Securities Corp II	3.314	01/10/45	445,192
		Series - 0 GC6 (Class AAB)
300,000		GS Mortgage Securities Corp II	2.943	02/10/46	303,833
		Series - 2013 GC10 (Class A5)
300,000		GS Mortgage Securities Corp II	3.279	02/10/46	302,580
		Series - 2013 GC10 (Class AS)
800,000		GS Mortgage Securities Corp II	3.382	05/10/50	810,428
		Series - 2015 GC30 (Class A4)
1,731,000		GS Mortgage Securities Trust	3.707	08/10/44	1,825,123
		Series - 2011 GC5 (Class A4)
498,119		GS Mortgage Securities Trust	3.482	01/10/45	520,767
		Series - 2012 GC6 (Class A3)
195,000		GS Mortgage Securities Trust	4.740	05/10/45	207,695
		Series - 0 GCJ7 (Class B)
171,157		GS Mortgage Securities Trust	1.840	02/10/46	171,630
		Series - 2013 GC10 (Class A2)
500,000		GS Mortgage Securities Trust	3.135	06/10/46	509,171
		Series - 2013 GC12 (Class A4)
511,000		GS Mortgage Securities Trust	3.813	11/10/46	540,040
		Series - 2013 GC16 (Class AAB)
197,664		GS Mortgage Securities Trust	2.924	01/10/47	200,203
		Series - 2014 GC18 (Class A2)
1,000,000		GS Mortgage Securities Trust	4.074	01/10/47	1,063,491
		Series - 2014 GC18 (Class A4)
1,500,000		GS Mortgage Securities Trust	3.964	11/10/47	1,523,751
		Series - 2014 GC26 (Class AS)
1,900,000		GS Mortgage Securities Trust	3.136	02/10/48	1,898,464
		Series - 2015 GC28 (Class A4)
155

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$90,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.633%	12/05/27	$97,441
		Series - 2009 IWST (Class A2)
8,255		JP Morgan Chase Commercial Mortgage Securities Corp	5.115	07/15/41	8,238
		Series - 2004 LN2 (Class A2)
16,221	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.925	04/17/45	16,196
		Series - 2006 LDP7 (Class AM)
300,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.142	05/15/45	312,812
		Series - 2012 C6 (Class D)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.483	06/15/45	313,673
		Series - 2012 CBX (Class A4)
500,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	3.994	01/15/46	533,024
		Series - 2013 C13 (Class A4)
122,892		JP Morgan Chase Commercial Mortgage Securities Corp	1.855	04/15/46	123,113
		Series - 2013 LC11 (Class A2)
423,027		JP Morgan Chase Commercial Mortgage Securities Corp	4.171	08/15/46	453,270
		Series - 2011 C5 (Class A3)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.166	12/15/46	536,505
		Series - 2013 C16 (Class A4)
109,524		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	109,448
		Series - 2007 CB18 (Class A4)
413,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.702	12/15/47	417,986
		Series - 2013 C10 (Class ASB)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.840	12/15/47	303,316
		Series - 2012 LC9 (Class A5)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.143	12/15/47	511,598
		Series - 2013 C10 (Class A5)
574,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.372	12/15/47	581,757
		Series - 2013 C10 (Class AS)
703,411	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.753	06/15/49	707,648
		Series - 2007 LD11 (Class A4)
500,000		JPMBB Commercial Mortgage Securities Trust	3.801	09/15/47	520,986
		Series - 2014 C22 (Class A4)
1,500,000		JPMBB Commercial Mortgage Securities Trust	2.940	11/15/47	1,534,421
		Series - 2014 C24 (Class A2)
2,700,000		JPMBB Commercial Mortgage Securities Trust	3.227	10/15/48	2,711,047
		Series - 2015 C28 (Class A4)
1,100,000		JPMBB Commercial Mortgage Securities Trust	3.532	10/15/48	1,107,088
		Series - 2015 C28 (Class AS)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.770	12/15/48	2,074,931
		Series - 2015 C33 (Class A4)
1,000,000		JPMBB Commercial Mortgage Securities Trust	3.576	03/15/49	1,020,766
		Series - 2016 C1 (Class A5)
500,000		JPMBB Commercial Mortgage Securities Trust	3.970	03/15/49	518,602
		Series - 2016 C1 (Class AS)
500,000	i	JPMBB Commercial Mortgage Securities Trust	4.747	03/15/49	539,719
		Series - 2016 C1 (Class B)
169,196	i	LB-UBS Commercial Mortgage Trust	5.452	09/15/39	151,819
		Series - 2006 C6 (Class AJ)
191,137		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	191,524
		Series - 2007 C2 (Class A3)
600,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	615,767
		Series - 2007 C6 (Class AM)
283,465	i	LB-UBS Commercial Mortgage Trust	5.866	09/15/45	290,457
		Series - 2007 C7 (Class A3)
156

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$164,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.506%	11/15/45	$165,597
		Series - 2012 2012-C6 (Class A3)
60,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.918	02/15/46	60,345
		Series - 2013 2013-C7 (Class A4)
750,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.102	05/15/46	756,894
		Series - 2013 2013-C9 (Class A4)
500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.456	05/15/46	504,983
		Series - 2013 2013-C9 (Class AS)
240,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	3.708	05/15/46	244,174
		Series - 2013 2013-C9 (Class B)
200,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.824	10/15/46	211,062
		Series - 2013 2013-C12 (Class ASB)
400,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.916	02/15/47	407,490
		Series - 2014 2014-C14 (Class A2)
567,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.669	02/15/47	591,945
		Series - 2014 2014-C14 (Class A3)
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.654	04/15/47	1,300,316
		Series - 2014 2014-C15 (Class ASB)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.892	06/15/47	2,101,889
		Series - 2014 2014-C16 (Class A5)
3,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.249	02/15/48	3,515,031
		Series - 2015 C20 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.306	04/15/48	1,005,912
		Series - 2015 C22 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.732	05/15/48	1,036,371
		Series - 2015 C24 (Class A4)
274,911		Morgan Stanley Capital I Trust	5.364	03/15/44	275,094
		Series - 2007 IQ13 (Class A4)
609,182		Morgan Stanley Capital I Trust	5.569	12/15/44	620,990
		Series - 2007 HQ13 (Class A3)
42,541		Morgan Stanley Capital I Trust	2.111	03/15/45	42,529
		Series - 2012 C4 (Class A2)
1,250,000		Morgan Stanley Capital I Trust	3.244	03/15/45	1,289,577
		Series - 2012 C4 (Class A4)
1,149,529	i	Morgan Stanley Capital I Trust	5.692	04/15/49	1,152,102
		Series - 2007 IQ14 (Class A4)
57,814	i	Morgan Stanley Capital I Trust	5.544	11/12/49	57,797
		Series - 2007 T25 (Class AM)
1,255,620		Morgan Stanley Capital I Trust	5.809	12/12/49	1,274,064
		Series - 2007 IQ16 (Class A4)
102,515		Morgan Stanley Capital I Trust	4.770	07/15/56	102,116
		Series - 0 IQ9 (Class AJ)
77,385	i	TIAA Seasoned Commercial Mortgage Trust	5.474	08/15/39	78,269
		Series - 2007 C4 (Class AJ)
1,500,000		UBS Barclays Commercial Mortgage Trust	3.185	03/10/46	1,527,353
		Series - 2013 C5 (Class A4)
500,000		UBS Barclays Commercial Mortgage Trust	3.244	04/10/46	510,672
		Series - 0 C6 (Class A4)
1,000,000		UBS Barclays Commercial Mortgage Trust	3.525	05/10/63	1,045,131
		Series - 2012 C2 (Class A4)
400,000		UBS Citigroup Commercial Mortgage Trust	3.595	01/10/45	413,016
		Series - 2011 C1 (Class A3)
157

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		UBS Commercial Mortgage Trust	4.822%	05/10/45	$104,848
		Series - 2012 C1 (Class B)
26,264		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	26,235
		Series - 2007 2007-C30 (Class A5)
701,581		Wachovia Bank Commercial Mortgage Trust	5.678	05/15/46	706,656
		Series - 2007 2007-C34 (Class A3)
200,000	i	Wachovia Bank Commercial Mortgage Trust	5.969	02/15/51	203,064
		Series - 2007 2007-C33 (Class A5)
748,027	i	Wachovia Bank Commercial Mortgage Trust	5.969	02/15/51	751,462
		Series - 2007 2007-C33 (Class A4)
875,000	i	Wells Fargo Commercial Mortgage Trust	3.872	05/15/48	891,022
		Series - 2015 C28 (Class AS)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.695	11/15/48	2,068,345
		Series - 2015 C31 (Class A4)
480,000	i	Wells Fargo Commercial Mortgage Trust	4.224	12/15/48	492,496
		Series - 2015 NXS4 (Class B)
2,000,000		Wells Fargo Commercial Mortgage Trust	2.652	08/15/49	1,908,437
		Series - 2016 BNK1 (Class A3)
500,000		Wells Fargo Commercial Mortgage Trust	2.967	08/15/49	473,445
		Series - 2016 BNK1 (Class B)
250,000	i	WF-RBS Commercial Mortgage Trust	4.835	06/15/45	262,271
		Series - 0 C7 (Class C)
400,000		WF-RBS Commercial Mortgage Trust	3.001	08/15/45	408,753
		Series - 2012 C8 (Class A3)
775,000		WF-RBS Commercial Mortgage Trust	3.241	12/15/45	775,088
		Series - 2012 C10 (Class AS)
600,000		WF-RBS Commercial Mortgage Trust	3.337	06/15/46	615,923
		Series - 2013 C14 (Class A5)
500,000	i	WF-RBS Commercial Mortgage Trust	4.646	03/15/47	505,141
		Series - 2014 C19 (Class C)
1,000,000	i	WF-RBS Commercial Mortgage Trust	4.723	03/15/47	1,065,871
		Series - 2014 C19 (Class B)
3,000,000		WF-RBS Commercial Mortgage Trust	3.635	05/15/47	3,131,278
		Series - 2014 C20 (Class A3)
500,000		WF-RBS Commercial Mortgage Trust	3.198	03/15/48	511,157
		Series - 2013 C12 (Class A4)
		TOTAL OTHER MORTGAGE BACKED			100,895,179

		TOTAL STRUCTURED ASSETS			163,486,102
		(Cost $163,808,889)

		TOTAL BONDS			7,074,573,554
		(Cost $7,084,005,164)

SHORT-TERM INVESTMENTS - 1.2%
GOVERNMENT AGENCY DEBT - 0.5%
32,100,000		Federal Home Loan Bank (FHLB)	0.300	01/03/17	32,100,000
		TOTAL GOVERNMENT AGENCY DEBT			32,100,000
158

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
TREASURY DEBT - 0.7%
$14,400,000	United States Treasury Bill	0.373%	01/26/17	$14,396,126
35,500,000	United States Treasury Bill	0.408	02/09/17	35,483,670
	TOTAL TREASURY DEBT			49,879,796

	TOTAL SHORT-TERM INVESTMENTS			81,979,796
	(Cost $81,980,063)

	TOTAL INVESTMENTS - 100.6%			7,156,553,350
	(Cost $7,165,985,227)
	OTHER ASSETS & LIABILITIES, NET - (0.6)%			(41,024,059)
	NET ASSETS - 100.0%			$7,115,529,291

Abbreviation(s):
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2016, the aggregate value of these securities was $27,513,544 or 0.4% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
159

TIAA-CREF FUNDS - Bond Plus Fund

TIAA-CREF FUNDS

BOND PLUS FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2016

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 4.5%

AUTOMOBILES & COMPONENTS - 0.2%
$1,955,175	i	Dealer Tire LLC	4.750%	12/22/21	$1,982,059
3,859,016	i	Gates Global LLC	4.250	07/06/21	3,859,016
		TOTAL AUTOMOBILES & COMPONENTS			5,841,075

CAPITAL GOODS - 0.3%
348,274	i	Aspen Merger Sub, Inc	5.250	09/27/23	353,170
960,382	i	CHI Overhead Doors, Inc	4.500	07/31/22	960,785
1,125,000	i	Cortes NP Intermediate Holding II Corp	6.000	11/30/23	1,139,062
800,000	i	Flex Acquisition Co, Inc	4.250	12/31/23	806,664
1,000,149	i	Manitowoc Foodservice, Inc	5.750	03/03/23	1,013,901
989,761	i	Novolex	6.000	12/09/21	996,195
1,383,654	i	Plaze, Inc	5.250	07/29/22	1,385,384
500,000	i	Proampac PG Borrower LLC	5.000	11/20/23	505,315
2,543,904	i	TransDigm, Inc	3.770	06/09/23	2,568,071
		TOTAL CAPITAL GOODS			9,728,547

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
105,832	i	AECOM Technology Corp	3.770	10/15/21	106,149
3,149,113		Creative Artists Agency LLC	5.000	12/17/21	3,187,154
525,000	i	Donnelley Financial Solutions, Inc	5.000	09/29/23	529,814
2,495,793	i	USAGM HoldCo LLC	5.500	07/28/22	2,512,964
489,132	i	USAGM HoldCo LLC	5.500	07/28/22	492,497
1,155,849	i	WASH Multifamily Laundry Systems LLC	4.250	05/16/22	1,154,404
198,004	i	WASH Multifamily Laundry Systems LLC	4.250	05/16/22	197,757
1,512,209	i	XPO Logistics, Inc	4.250	10/30/21	1,530,643
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			9,711,382

CONSUMER DURABLES & APPAREL - 0.1%
1,480,058	i	Academy Ltd	5.000	07/01/22	1,366,833
993,404	i	FullBeauty Brands Holdings Corp	5.750	10/14/22	889,097
		TOTAL CONSUMER DURABLES & APPAREL			2,255,930

CONSUMER SERVICES - 0.6%
4,900,000	i	Jackson Hewitt Tax Service, Inc	8.000	07/30/20	4,697,875
3,351,174	i	Kindercare Education LLC	5.250	08/12/22	3,384,686
1,451,148	i	Monitronics International, Inc	6.500	09/30/22	1,463,396
607,563		Prime Security Services Borrower LLC	1.000	05/02/22	616,372
1,047,375	i	Prime Security Services Borrower LLC	4.250	05/02/22	1,062,562
2,937,782	i	Scientific Games International, Inc	6.000	10/18/20	2,975,121
3,813,015	i	Spin Holdco, Inc	4.250	11/14/19	3,796,657
2,924,274	i	Sterling Midco Holdings, Inc	5.750	06/20/22	2,911,494
		TOTAL CONSUMER SERVICES			20,908,163
160

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
DIVERSIFIED FINANCIALS - 0.1%
$3,223,022	i	TransUnion LLC	3.520%	04/09/21	$3,248,935
		TOTAL DIVERSIFIED FINANCIALS			3,248,935

ENERGY - 0.1%
1,435,000	i	California Resources Corp	11.375	12/31/21	1,590,454
571,096	i	Dynegy, Inc	4.000	04/23/20	572,883
		TOTAL ENERGY			2,163,337

FOOD & STAPLES RETAILING - 0.2%
2,601,280	i	Albertsons LLC	3.770	08/22/21	2,629,998
114,286	i	Albertsons LLC	4.750	06/23/23	115,666
1,603,369	i	Give & Go Prepared Foods Corp	6.500	07/29/23	1,603,369
1,000,000	i	Rite Aid Corp	5.750	08/21/20	1,005,830
1,500,000	i	Rite Aid Corp	4.875	06/21/21	1,505,625
		TOTAL FOOD & STAPLES RETAILING			6,860,488

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
1,203,455	i	Capsugel Holdings US, Inc	4.000	07/31/21	1,206,211
2,387,876	i	Cotiviti Corp	3.750	09/28/23	2,405,785
2,630,625	i	DaVita HealthCare Partners, Inc	3.520	06/24/21	2,652,985
981,841	i	Greatbatch Ltd	5.250	10/27/22	985,828
337,500	i	inVentiv Health, Inc	4.750	11/09/23	340,271
2,409,891	i	Kinetic Concepts, Inc	5.000	11/04/20	2,413,916
1,969,089	i	Onex Schumacher Finance LP	5.000	07/29/22	1,969,089
971,518	i	Precyse Acquisition Corp	6.500	10/20/22	982,448
225,000	i	Press Ganey Holdings, Inc	4.250	10/23/23	226,125
1,896,601	i	Quintiles IMS, Inc	3.500	03/17/21	1,907,430
3,291,002	i	VCVH Holding Corp	6.000	06/01/23	3,270,433
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			18,360,521

INSURANCE - 0.2%
1,485,043	i	AssuredPartners, Inc	5.250	10/21/22	1,505,091
358,173	i	Asurion LLC	8.500	07/08/20	360,970
1,100,000	i	Asurion LLC	8.500	03/03/21	1,117,193
2,044,270	i	USI, Inc	4.250	12/27/19	2,052,795
		TOTAL INSURANCE			5,036,049

MATERIALS - 0.1%
800,000	i	American Builders & Contractors Supply Co, Inc	3.520	10/31/23	806,776
690,242	i	GCP Applied Technologies, Inc	4.248	02/03/22	694,556
750,000	i	Quikrete Holdings, Inc	4.000	11/15/23	756,878
800,000	i	Solenis International LP	7.750	07/29/22	782,000
1,621,593	i	Tronox Pigments BV	4.500	03/19/20	1,626,993
		TOTAL MATERIALS			4,667,203

MEDIA - 0.3%
2,040,041	i	CDS US Intermediate Holdings, Inc	5.000	07/08/22	2,055,341
1,562,500	i	CSC Holdings LLC	3.876	10/11/24	1,577,797
1,125,000	i	Lions Gate Entertainment Corp	3.750	12/08/23	1,130,625
437,500		Match Group, Inc	4.200	11/16/22	443,516
61,364	i	Mission Broadcasting, Inc	3.000	09/26/23	61,843
161

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$688,636	i	Nexstar Broadcasting, Inc	3.000%	09/26/23	$694,015
1,590,438	i	Time, Inc	4.250	04/26/21	1,595,416
684,517	i	Univision Communications, Inc	4.000	03/01/20	687,939
1,346,642	i	Virgin Media Bristol LLC	1.000	01/31/25	1,351,867
1,346,642	i	Virgin Media Investment Holdings Ltd	3.486	06/30/23	1,348,891
		TOTAL MEDIA			10,947,250

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
2,132,125	i	NBTY, Inc	5.000	05/05/23	2,147,455
162,929	i	Valeant Pharmaceuticals International, Inc	5.500	04/01/22	162,960
1,495,750	i	Vizient, Inc	5.000	02/11/23	1,515,853
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,826,268

REAL ESTATE - 0.2%
6,866,313	i	DTZ US Borrower LLC	4.250	11/04/21	6,898,927
303,071	i	MGM Growth Properties LLC	3.520	04/25/23	306,317
		TOTAL REAL ESTATE			7,205,244

RETAILING - 0.3%
3,000,000	i	Bass Pro Group LLC	5.970	12/16/23	2,970,000
1,188,000	i	CNT Holdings III Corp	5.250	01/22/23	1,200,379
994,618	i	Men’s Wearhouse, Inc	4.500	06/18/21	993,375
2,979,849	i	PetSmart, Inc	4.000	03/11/22	2,987,298
		TOTAL RETAILING			8,151,052

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
749,998	i	Versum Materials, Inc	3.498	09/29/23	757,498
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			757,498

SOFTWARE & SERVICES - 0.5%
2,695,742	i	DTI Holdco, Inc	6.250	09/30/23	2,655,306
1,262,066	i	Infor US, Inc	3.750	06/03/20	1,263,113
2,110,437	i	Mitchell International, Inc	4.500	10/13/20	2,109,994
3,000,000	i	Mitchell International, Inc	8.500	10/11/21	2,964,000
3,168,709	i	ProQuest LLC	5.750	10/24/21	3,184,553
294,266	i	SS&C Technologies Holdings Europe SARL	4.000	07/08/22	298,130
2,559,368	i	SS&C Technologies Holdings, Inc	4.000	07/08/22	2,592,973
		TOTAL SOFTWARE & SERVICES			15,068,069

TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
3,365,141	i	Avago Technologies Cayman Finance Ltd	3.704	02/01/23	3,411,412
3,019,500	i	CommScope, Inc	3.270	12/29/22	3,045,166
1,596,068	i	MKS Instruments, Inc	3.520	04/29/23	1,612,029
1,960,150	i	Sensata Technologies BV	3.021	10/14/21	1,969,951
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			10,038,558

TELECOMMUNICATION SERVICES - 0.0%
543,827	i	Internap Network Services Corp	7.000	11/26/19	493,523
		TOTAL TELECOMMUNICATION SERVICES			493,523

UTILITIES - 0.0%
1,000,000	i	Talen Energy Supply LLC	6.000	10/18/23	1,012,500
162

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
		TOTAL UTILITIES			$1,012,500

		TOTAL BANK LOAN OBLIGATIONS			146,281,592
		(Cost $144,863,916)

BONDS - 94.0%

CORPORATE BONDS - 34.2%

AUTOMOBILES & COMPONENTS - 0.8%
$350,000	g	Adient Global Holdings Ltd	4.875%	08/15/26	343,000
720,000	g	Allison Transmission, Inc	5.000	10/01/24	727,200
1,900,000	g	BMW US Capital LLC	2.000	04/11/21	1,863,034
1,500,000	g	Dana Financing Luxembourg Sarl	6.500	06/01/26	1,567,500
950,000		Delphi Automotive plc	3.150	11/19/20	964,476
625,000		Delphi Automotive plc	4.400	10/01/46	573,112
900,000		Ford Motor Co	4.346	12/08/26	908,146
1,000,000		Ford Motor Co	7.450	07/16/31	1,252,870
1,500,000		Ford Motor Co	4.750	01/15/43	1,421,544
1,297,000	g	Gates Global LLC	6.000	07/15/22	1,268,466
2,575,000		General Motors Co	3.500	10/02/18	2,625,758
1,350,000		General Motors Co	6.600	04/01/36	1,540,909
1,975,000		General Motors Co	6.750	04/01/46	2,312,109
800,000		Goodyear Tire & Rubber Co	5.000	05/31/26	796,352
1,075,000	g	Hyundai Capital America	2.000	07/01/19	1,066,228
1,500,000	g	Hyundai Capital America	2.750	09/27/26	1,360,450
250,000	g,o	IHO Verwaltungs GmbH	4.125	09/15/21	252,500
250,000	g,o	IHO Verwaltungs GmbH	4.500	09/15/23	244,375
250,000	g,o	IHO Verwaltungs GmbH	4.750	09/15/26	241,250
1,450,000		Magna International, Inc	3.625	06/15/24	1,457,601
1,850,000	g	Schaeffler Finance BV	4.750	05/15/23	1,877,750
600,000		Tenneco, Inc	5.000	07/15/26	588,750
175,000	g	ZF North America Capital, Inc	4.500	04/29/22	180,469
350,000	g	ZF North America Capital, Inc	4.750	04/29/25	356,125
		TOTAL AUTOMOBILES & COMPONENTS			25,789,974

BANKS - 4.4%
1,350,000	g	ANZ New Zealand Int’l Ltd	2.125	07/28/21	1,312,259
1,500,000	g	Banco de Bogota S.A.	6.250	05/12/26	1,530,000
3,000,000	g	Banco Nacional de Comercio Exterior SNC	4.375	10/14/25	2,940,000
1,000,000	g,i	Banco Nacional de Comercio Exterior SNC	3.800	08/11/26	936,250
650,000		Bank of America Corp	5.300	03/15/17	655,033
25,000		Bank of America Corp	6.000	09/01/17	25,724
5,000,000		Bank of America Corp	1.950	05/12/18	5,006,290
1,000,000		Bank of America Corp	5.490	03/15/19	1,060,453
3,225,000		Bank of America Corp	2.151	11/09/20	3,181,001
2,150,000		Bank of America Corp	3.875	08/01/25	2,183,291
4,200,000		Bank of America Corp	3.248	10/21/27	4,003,171
1,925,000		Bank of America Corp	4.750	04/21/45	1,948,208
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,001,272
950,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	949,115
1,250,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	1,242,994
1,550,000		Barclays plc	3.650	03/16/25	1,496,849
163

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$900,000	g	BNP Paribas S.A.	4.375%	05/12/26	$887,040
375,000		Branch Banking & Trust Co	2.300	10/15/18	378,664
375,000	g,i	Caixa Economica Federal	7.250	07/23/24	360,517
2,000,000		Capital One Bank USA NA	1.500	03/22/18	1,990,874
2,350,000		Capital One Bank USA NA	2.950	07/23/21	2,356,613
300,000		Capital One Bank USA NA	3.375	02/15/23	296,887
8,075,000		Citigroup, Inc	4.125	07/25/28	7,963,436
575,000		Citizens Bank NA	2.550	05/13/21	570,970
475,000		Citizens Financial Group, Inc	2.375	07/28/21	465,378
1,125,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	1,219,969
2,700,000		Cooperatieve Rabobank UA	2.500	01/19/21	2,697,365
4,125,000		Cooperatieve Rabobank UA	3.750	07/21/26	4,037,665
1,150,000	g	Credit Agricole S.A.	2.500	04/15/19	1,155,893
1,075,000	g	Credit Agricole S.A.	2.375	07/01/21	1,057,558
5,000,000		Deutsche Bank AG	1.875	02/13/18	4,970,715
400,000		Discover Bank	3.100	06/04/20	404,522
1,206,000		Discover Bank	3.200	08/09/21	1,211,982
1,000,000	g	Export Credit Bank of Turkey	5.375	10/24/23	927,559
1,100,000	g	Export-Import Bank of India	3.375	08/05/26	1,026,513
2,250,000	g	GTH Finance BV	7.250	04/26/23	2,412,045
500,000	g	HSBC Bank plc	4.125	08/12/20	524,396
4,075,000		HSBC Holdings plc	2.650	01/05/22	3,983,451
2,500,000		HSBC Holdings plc	3.900	05/25/26	2,513,485
750,000		HSBC Holdings plc	4.375	11/23/26	754,469
3,700,000		HSBC USA, Inc	1.625	01/16/18	3,693,118
3,000,000		JPMorgan Chase & Co	2.000	08/15/17	3,011,025
1,000,000		JPMorgan Chase & Co	1.800	01/25/18	1,000,991
3,275,000		JPMorgan Chase & Co	2.295	08/15/21	3,211,344
700,000		JPMorgan Chase & Co	2.700	05/18/23	684,109
5,000,000		JPMorgan Chase & Co	3.875	09/10/24	5,053,090
2,000,000		JPMorgan Chase & Co	3.200	06/15/26	1,954,622
4,075,000		JPMorgan Chase & Co	2.950	10/01/26	3,883,605
400,000	i	JPMorgan Chase & Co	5.150	12/30/49	382,560
775,000		KeyBank NA	2.500	12/15/19	782,677
675,000		Lloyds Banking Group plc	3.100	07/06/21	682,783
775,000	g	Macquarie Bank Ltd	2.600	06/24/19	780,071
2,200,000		Manufacturers & Traders Trust Co	2.100	02/06/20	2,192,447
1,175,000		Mitsubishi UFJ Financial Group, Inc	3.850	03/01/26	1,205,319
1,725,000	g	Mitsubishi UFJ Trust & Banking Corp	2.450	10/16/19	1,726,144
2,650,000		National Australia Bank Ltd	2.500	07/12/26	2,456,990
1,000,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,026,305
1,675,000		PNC Bank NA	2.200	01/28/19	1,683,241
2,025,000		PNC Bank NA	2.250	07/02/19	2,036,500
3,500,000		PNC Bank NA	2.600	07/21/20	3,527,626
3,000,000		PNC Bank NA	2.950	01/30/23	2,953,659
2,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	2,559,817
700,000	g,i	Rabobank Nederland NV	11.000	12/30/49	822,710
3,000,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	3,000,321
2,000,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	2,015,780
1,500,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	1,495,932
2,800,000		Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	2,751,902
1,350,000		SunTrust Banks, Inc	2.900	03/03/21	1,367,947
575,000		SunTrust Banks, Inc	2.750	05/01/23	560,215
164

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,700,000		Toronto-Dominion Bank	2.500%	12/14/20	$2,714,426
475,000	i	Toronto-Dominion Bank	3.625	09/15/31	466,702
1,075,000	g	Turkiye Halk Bankasi AS.	3.875	02/05/20	1,006,190
1,000,000	g	Turkiye Halk Bankasi AS.	5.000	07/13/21	934,122
1,125,000	g	Turkiye Is Bankasi	5.500	04/21/22	1,061,919
500,000		Union Bank NA	2.125	06/16/17	501,606
400,000		UnionBanCal Corp	3.500	06/18/22	408,538
1,700,000		Westpac Banking Corp	2.000	08/19/21	1,648,743
1,700,000	i	Westpac Banking Corp	4.322	11/23/31	1,696,476
		TOTAL BANKS			142,581,448

CAPITAL GOODS - 0.7%
1,300,000		Anixter, Inc	5.125	10/01/21	1,352,000
500,000	g	Cloud Crane LLC	10.125	08/01/24	535,000
150,000		Eaton Corp	4.000	11/02/32	147,663
1,025,000		Embraer Netherlands Finance BV	5.050	06/15/25	1,018,850
1,525,000	g	Gold Fields Orogen Holding BVI Ltd	4.875	10/07/20	1,499,075
900,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	912,119
1,675,000		Lockheed Martin Corp	2.500	11/23/20	1,687,849
750,000		Manitowoc Foodservice, Inc	9.500	02/15/24	864,375
1,475,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	1,470,694
375,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	368,417
619,730	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	178,303
630,900	g	Odebrecht Offshore Drilling Finance Ltd	6.750	10/01/22	167,188
400,000		Roper Technologies, Inc	3.800	12/15/26	402,490
2,250,000	g	Siemens Financieringsmaatschappij NV	1.700	09/15/21	2,159,498
2,250,000	g	Siemens Financieringsmaatschappij NV	2.350	10/15/26	2,079,346
1,790,000	g	Stena AB	7.000	02/01/24	1,585,314
475,000		Textron, Inc	3.875	03/01/25	477,022
2,350,000		Timken Co	3.875	09/01/24	2,300,027
425,000	g	TransDigm, Inc	6.375	06/15/26	436,475
1,570,000	g	TSMC Global Ltd	1.625	04/03/18	1,563,656
1,650,000		United Technologies Corp	3.750	11/01/46	1,566,870
		TOTAL CAPITAL GOODS			22,772,231

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
125,000		21st Century Fox America, Inc	7.625	11/30/28	159,994
90,000		21st Century Fox America, Inc	6.550	03/15/33	109,108
575,000		21st Century Fox America, Inc	6.900	08/15/39	720,929
750,000		AECOM	5.750	10/15/22	792,750
3,150,000		AECOM	5.875	10/15/24	3,362,971
1,200,000		Air Lease Corp	3.875	04/01/21	1,232,892
1,975,000		Clean Harbors, Inc	5.125	06/01/21	2,019,832
1,975,000	g	Daimler Finance North America LLC	2.000	07/06/21	1,915,999
2,750,000	g	Daimler Finance North America LLC	2.200	10/30/21	2,684,729
2,475,000		Equifax, Inc	3.250	06/01/26	2,400,151
1,000,000	g	Herc Rentals, Inc	7.500	06/01/22	1,053,750
1,000,000	g	Herc Rentals, Inc	7.750	06/01/24	1,051,250
550,000		Quest Diagnostics, Inc	3.450	06/01/26	541,699
670,000		Republic Services, Inc	3.800	05/15/18	688,530
1,525,000		Republic Services, Inc	3.200	03/15/25	1,510,615
375,000		Republic Services, Inc	2.900	07/01/26	358,956
200,000	g	Ritchie Bros Auctioneers, Inc	5.375	01/15/25	204,000
165

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		RR Donnelley & Sons Co	7.875%	03/15/21	$1,030,000
25,000		RR Donnelley & Sons Co	7.000	02/15/22	25,125
675,000		RR Donnelley & Sons Co	6.500	11/15/23	657,281
975,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	845,812
1,425,000		United Rentals North America, Inc	5.500	07/15/25	1,453,500
2,550,000		Waste Management, Inc	2.900	09/15/22	2,560,537
1,325,000		Waste Management, Inc	2.400	05/15/23	1,283,410
475,000		Waste Management, Inc	3.900	03/01/35	471,488
550,000		Waste Management, Inc	4.100	03/01/45	543,204
3,400,000	g	XPO Logistics, Inc	6.500	06/15/22	3,570,000
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			33,248,512

CONSUMER DURABLES & APPAREL - 0.4%
1,000,000		DR Horton, Inc	5.750	08/15/23	1,072,500
1,800,000	g	Golden Legacy Pte Ltd	8.250	06/07/21	1,853,507
325,000	g	Hanesbrands, Inc	4.625	05/15/24	315,250
2,000,000		KB Home	4.750	05/15/19	2,040,000
4,000,000		Lennar Corp	4.750	04/01/21	4,130,000
725,000		Newell Rubbermaid, Inc	3.150	04/01/21	737,218
625,000		Newell Rubbermaid, Inc	3.900	11/01/25	629,892
1,275,000		Newell Rubbermaid, Inc	4.200	04/01/26	1,329,002
600,000		PulteGroup, Inc	5.500	03/01/26	595,500
225,000		Whirlpool Corp	3.700	03/01/23	229,566
		TOTAL CONSUMER DURABLES & APPAREL			12,932,435

CONSUMER SERVICES - 0.9%
1,825,000		ADT Corp	6.250	10/15/21	1,980,125
1,035,000		ADT Corp	3.500	07/15/22	985,838
4,000,000		Amherst College	4.100	11/01/45	3,987,956
1,500,000	g	Aramark Services, Inc	5.125	01/15/24	1,546,875
1,000,000	g	Aramark Services, Inc	4.750	06/01/26	990,000
600,000	g	Boyd Gaming Corp	6.375	04/01/26	646,200
2,815,000		Duke University	3.299	10/01/46	2,546,122
600,000	g	Hilton Domestic Operating Co, Inc	4.250	09/01/24	582,000
480,000	g	International Game Technology	5.625	02/15/20	506,400
1,070,000	g	International Game Technology	6.250	02/15/22	1,147,575
2,070,000	g	International Game Technology	6.500	02/15/25	2,220,075
625,000	g	Live Nation Entertainment, Inc	4.875	11/01/24	626,563
1,500,000		MGM Resorts International	6.750	10/01/20	1,668,750
600,000	g	Pinnacle Entertainment, Inc	5.625	05/01/24	601,500
2,350,000	g	Prime Security Services Borrower LLC	9.250	05/15/23	2,558,563
1,000,000	g	Scientific Games International, Inc	7.000	01/01/22	1,072,500
1,000,000		Scientific Games International, Inc	10.000	12/01/22	995,000
2,000,000	g	ServiceMaster Co LLC	5.125	11/15/24	2,030,000
1,335,000		Speedway Motorsports, Inc	5.125	02/01/23	1,331,663
		TOTAL CONSUMER SERVICES			28,023,705

DIVERSIFIED FINANCIALS - 3.8%
2,000,000		AerCap Ireland Capital Ltd	4.625	07/01/22	2,060,000
3,000,000		Ally Financial, Inc	4.750	09/10/18	3,090,000
875,000		American Express Centurion Bank	6.000	09/13/17	902,019
2,000,000	g,i	Banco Mercantil del Norte S.A.	5.750	10/04/31	1,857,500
275,000		Bank of New York Mellon Corp	5.450	05/15/19	296,597
166

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,050,000		Bank of New York Mellon Corp	2.500%	04/15/21	$2,050,531
2,350,000	g	Bayer US Finance LLC	2.375	10/08/19	2,353,046
1,225,000		Credit Suisse	2.300	05/28/19	1,227,685
4,075,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	4,066,088
2,325,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	2,286,735
1,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	1,508,704
2,050,000		Ford Motor Credit Co LLC	2.551	10/05/18	2,061,142
3,600,000		Ford Motor Credit Co LLC	3.200	01/15/21	3,602,358
1,000,000		Ford Motor Credit Co LLC	5.750	02/01/21	1,095,725
2,625,000		Ford Motor Credit Co LLC	3.336	03/18/21	2,641,012
2,800,000		Ford Motor Credit Co LLC	4.134	08/04/25	2,804,178
4,088,000		GE Capital International Funding Co	2.342	11/15/20	4,078,618
407,000		GE Capital International Funding Co	4.418	11/15/35	425,816
115,000		General Electric Capital Corp	6.875	01/10/39	161,881
15,000,000		General Motors Financial Co, Inc	2.400	04/10/18	15,013,995
2,325,000		General Motors Financial Co, Inc	4.200	03/01/21	2,390,360
3,450,000		General Motors Financial Co, Inc	3.200	07/06/21	3,418,174
1,175,000		General Motors Financial Co, Inc	4.375	09/25/21	1,217,735
3,000,000		General Motors Financial Co, Inc	3.450	04/10/22	2,963,778
1,075,000		General Motors Financial Co, Inc	3.700	05/09/23	1,056,650
150,000		General Motors Financial Co, Inc	4.250	05/15/23	151,648
2,890,000		Goldman Sachs Group, Inc	2.375	01/22/18	2,906,852
1,050,000		Goldman Sachs Group, Inc	3.500	01/23/25	1,034,719
1,425,000		Goldman Sachs Group, Inc	4.800	07/08/44	1,493,158
4,350,000		Goldman Sachs Group, Inc	4.750	10/21/45	4,577,444
2,000,000	g	GrupoSura Finance S.A.	5.500	04/29/26	2,048,000
1,000,000		Icahn Enterprises LP	5.875	02/01/22	992,500
400,000	g	ICICI Bank Ltd	4.800	05/22/19	420,003
1,000,000	g	ICICI Bank Ltd	4.000	03/18/26	970,469
1,300,000		International Lease Finance Corp	3.875	04/15/18	1,324,375
2,000,000		International Lease Finance Corp	5.875	08/15/22	2,170,000
1,800,000	g	KOC Holding AS.	5.250	03/15/23	1,772,210
300,000		Legg Mason, Inc	2.700	07/15/19	302,005
425,000		Legg Mason, Inc	3.950	07/15/24	426,024
850,000	g	Lincoln Finance Ltd	7.375	04/15/21	905,250
1,400,000	g	LUKOIL International Finance BV	4.750	11/02/26	1,400,665
3,000,000		Morgan Stanley	5.450	01/09/17	3,001,476
5,275,000		Morgan Stanley	1.875	01/05/18	5,282,491
4,700,000		Morgan Stanley	3.700	10/23/24	4,750,135
4,575,000		Morgan Stanley	3.125	07/27/26	4,364,344
250,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	288,253
1,575,000		Navient Corp	4.875	06/17/19	1,630,125
400,000		Navient Corp	6.625	07/26/21	423,000
1,500,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	1,452,470
2,500,000	g,i	Residential Reinsurance 2016 Ltd	3.747	06/06/20	2,532,500
400,000		Sasol Financing International plc	4.500	11/14/22	397,203
1,000,000	g	SUAM Finance BV	4.875	04/17/24	1,012,500
1,485,000		Synchrony Financial	1.875	08/15/17	1,486,160
1,400,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	1,399,569
2,275,000	g	UBS Group Funding Jersey Ltd	2.650	02/01/22	2,208,838
5,250,000		Wells Fargo & Co	2.100	07/26/21	5,103,830
		TOTAL DIVERSIFIED FINANCIALS			122,858,543
167

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
ENERGY - 3.6%
$600,000		AmeriGas Partners LP	5.625%	05/20/24	$613,500
400,000		AmeriGas Partners LP	5.875	08/20/26	406,000
1,700,000		Anadarko Petroleum Corp	4.850	03/15/21	1,821,348
800,000		Anadarko Petroleum Corp	5.550	03/15/26	894,241
1,200,000		Apache Corp	3.250	04/15/22	1,217,647
500,000		Apache Corp	4.750	04/15/43	514,059
250,000		Apache Corp	4.250	01/15/44	245,970
804,000	q	California Resources Corp	5.000	01/15/20	661,290
173,000	q	California Resources Corp	6.000	11/15/24	126,290
615,000		Calumet Specialty Products Partners LP	6.500	04/15/21	521,212
500,000		Calumet Specialty Products Partners LP	7.625	01/15/22	423,750
400,000		Calumet Specialty Products Partners LP	7.750	04/15/23	332,000
1,200,000		Canadian Natural Resources Ltd	3.900	02/01/25	1,203,496
300,000	g	Cheniere Corpus Christi Holdings LLC	7.000	06/30/24	324,750
1,500,000	g	Cheniere Corpus Christi Holdings LLC	5.875	03/31/25	1,530,465
1,735,000		Cimarex Energy Co	4.375	06/01/24	1,802,290
2,100,000		Cloud Peak Energy Resources LLC	12.000	11/01/21	2,184,000
1,950,000		Concho Resources, Inc	5.500	04/01/23	2,020,785
500,000		Crestwood Midstream Partners LP	6.125	03/01/22	512,500
1,350,000		Devon Energy Corp	4.750	05/15/42	1,273,073
700,000		Devon Energy Corp	5.000	06/15/45	686,358
1,750,000		Dynegy, Inc	6.750	11/01/19	1,780,625
2,100,000		Ecopetrol S.A.	5.375	06/26/26	2,089,500
95,000		El Paso Pipeline Partners Operating Co LLC	4.700	11/01/42	88,352
725,000		Enbridge Energy Partners LP	4.375	10/15/20	756,329
1,400,000		Enbridge Energy Partners LP	5.875	10/15/25	1,558,953
1,075,000		EnCana Corp	3.900	11/15/21	1,082,718
700,000		Enterprise Products Operating LLC	2.850	04/15/21	704,731
2,100,000		Enterprise Products Operating LLC	3.750	02/15/25	2,131,093
750,000		Enterprise Products Operating LLC	5.100	02/15/45	789,508
5,000,000	i	Enterprise Products Operating LLC	7.034	01/15/68	5,104,175
1,025,000		EOG Resources, Inc	4.150	01/15/26	1,071,218
2,250,000		EP Energy LLC	9.375	05/01/20	2,074,207
2,800,000		EP Energy LLC	6.375	06/15/23	2,212,000
2,400,000		Exterran Partners LP	6.000	04/01/21	2,328,000
2,700,000		Exxon Mobil Corp	2.222	03/01/21	2,699,328
2,100,000		Ferrellgas Partners LP	6.500	05/01/21	2,079,000
1,050,000		Ferrellgas Partners LP	6.750	01/15/22	1,039,500
1,000,000		Ferrellgas Partners LP	6.750	06/15/23	982,500
600,000		Husky Energy, Inc	3.950	04/15/22	622,685
750,000		Husky Energy, Inc	4.000	04/15/24	762,779
715,000	g	KMG Finance Sub BV	6.375	04/09/21	775,306
275,000		Magellan Midstream Partners LP	4.250	09/15/46	257,858
975,000		Marathon Oil Corp	2.700	06/01/20	975,749
800,000		Marathon Petroleum Corp	3.625	09/15/24	789,121
375,000		Murphy Oil Corp	6.875	08/15/24	399,375
500,000		Murphy Oil USA, Inc	6.000	08/15/23	521,250
300,000		Newfield Exploration Co	5.750	01/30/22	316,125
900,000		Newfield Exploration Co	5.625	07/01/24	938,250
621,000		Noble Energy, Inc	5.625	05/01/21	647,346
300,000		Noble Energy, Inc	3.900	11/15/24	301,925
275,000		Noble Energy, Inc	5.250	11/15/43	279,622
168

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Noble Energy, Inc	5.050%	11/15/44	$500,556
750,000		Oasis Petroleum, Inc	6.875	03/15/22	768,750
1,800,000		ONE Gas, Inc	2.070	02/01/19	1,804,151
575,000		ONE Gas, Inc	3.610	02/01/24	585,911
2,000,000	q	Peabody Energy Corp	6.000	11/15/18	1,225,000
500,000	g	Pertamina Persero PT	6.500	05/27/41	511,605
1,000,000		Petrobras Global Finance BV	8.375	05/23/21	1,077,500
1,000,000		Petrobras Global Finance BV	8.750	05/23/26	1,078,750
1,525,000	g	Petroleos Mexicanos	5.500	02/04/19	1,579,732
5,025,000	g	Petroleos Mexicanos	6.375	02/04/21	5,351,625
2,907,000		Petroleos Mexicanos	3.500	01/30/23	2,668,626
1,050,000	g	Petroleos Mexicanos	6.500	03/13/27	1,083,075
405,000		Petroleos Mexicanos	5.500	06/27/44	337,041
675,000		Petroleos Mexicanos	5.625	01/23/46	560,250
1,000,000	g	Petroleos Mexicanos	6.750	09/21/47	944,800
1,200,000		Phillips 66	4.875	11/15/44	1,264,862
800,000		Pioneer Natural Resources Co	7.500	01/15/20	908,882
1,725,000		Pioneer Natural Resources Co	3.450	01/15/21	1,761,368
1,350,000		Pioneer Natural Resources Co	4.450	01/15/26	1,428,511
1,535,000		Plains All American Pipeline LP	3.600	11/01/24	1,467,967
850,000		Plains All American Pipeline LP	4.500	12/15/26	861,050
398,000		Plains All American Pipeline LP	4.900	02/15/45	367,011
1,750,000		Questar Market Resources, Inc	6.875	03/01/21	1,859,375
2,500,000	g	Range Resources Corp	5.750	06/01/21	2,618,750
800,000		Regency Energy Partners LP	5.750	09/01/20	864,490
600,000		Regency Energy Partners LP	6.500	07/15/21	619,600
200,000		Regency Energy Partners LP	5.500	04/15/23	206,500
475,000		Regency Energy Partners LP	4.500	11/01/23	481,497
1,000,000	g	Reliance Holdings USA	5.400	02/14/22	1,080,067
750,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	802,500
750,000		Sabine Pass Liquefaction LLC	5.625	03/01/25	802,500
2,625,000		Shell International Finance BV	3.250	05/11/25	2,619,372
1,350,000		Shell International Finance BV	4.000	05/10/46	1,288,247
1,400,000		SM Energy Co	6.125	11/15/22	1,417,500
300,000		SM Energy Co	6.500	01/01/23	304,875
200,000		Statoil ASA	1.200	01/17/18	199,417
375,000		Statoil ASA	2.450	01/17/23	365,677
820,000		Sunoco Logistics Partners Operations LP	5.350	05/15/45	790,440
2,000,000		Sunoco LP	6.250	04/15/21	2,037,500
1,550,000		Sunoco LP	6.375	04/01/23	1,569,375
5,000,000	g	Tesoro Corp	4.750	12/15/23	5,025,000
160,000		Tesoro Logistics LP	5.500	10/15/19	169,200
225,000		Tesoro Logistics LP	6.125	10/15/21	236,250
225,000		Tesoro Logistics LP	6.375	05/01/24	240,750
550,000		Tesoro Logistics LP	5.250	01/15/25	561,688
500,000		TransCanada PipeLines Ltd	5.850	03/15/36	595,098
250,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	208,125
1,375,000	g	Ultrapar International S.A.	5.250	10/06/26	1,347,363
1,500,000		Vale Overseas Ltd	6.250	08/10/26	1,560,000
500,000		WPX Energy, Inc	7.500	08/01/20	537,500
100,000		WPX Energy, Inc	8.250	08/01/23	111,750
1,400,000	g	YPF S.A.	8.500	03/23/21	1,501,640
		TOTAL ENERGY			117,633,221
169

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
FOOD & STAPLES RETAILING - 0.7%
$860,000	g	Albertsons Cos LLC	6.625%	06/15/24	$896,550
4,075,000		CVS Health Corp	2.800	07/20/20	4,133,929
3,100,000		CVS Health Corp	2.125	06/01/21	3,045,750
1,337,000		CVS Health Corp	3.875	07/20/25	1,377,470
3,100,000		CVS Health Corp	2.875	06/01/26	2,950,431
2,370,000	g	Fresh Market, Inc	9.750	05/01/23	2,026,350
1,400,000		Ingles Markets, Inc	5.750	06/15/23	1,438,500
475,000		SYSCO Corp	2.500	07/15/21	469,504
1,750,000		Walgreen Co	4.400	09/15/42	1,686,342
2,400,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	2,430,677
1,325,000		Walgreens Boots Alliance, Inc	2.600	06/01/21	1,315,516
2,600,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	2,643,035
1,025,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	1,004,681
300,000		Walgreens Boots Alliance, Inc	4.650	06/01/46	303,831
		TOTAL FOOD & STAPLES RETAILING			25,722,566

FOOD, BEVERAGE & TOBACCO - 1.0%
1,100,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	975,262
2,700,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	2,712,387
9,200,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	9,325,387
2,050,000		Anheuser-Busch InBev Finance, Inc	4.900	02/01/46	2,201,153
2,000,000		Anheuser-Busch InBev Worldwide, Inc	3.750	01/15/22	2,085,510
1,100,000		Anheuser-Busch InBev Worldwide, Inc	4.950	01/15/42	1,196,228
1,800,000	g	Corp Lindley S.A.	4.625	04/12/23	1,836,000
1,275,000		Kraft Heinz Foods Co	2.000	07/02/18	1,275,082
213,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	213,532
210,000	g	Lamb Weston Holdings, Inc	4.875	11/01/26	207,769
800,000		Mead Johnson Nutrition Co	3.000	11/15/20	809,394
3,725,000		PepsiCo, Inc	3.450	10/06/46	3,385,895
5,300,000	g	Pernod-Ricard S.A.	2.950	01/15/17	5,302,851
900,000	g	Pernod-Ricard S.A.	3.250	06/08/26	862,313
100,000		Philip Morris International, Inc	6.375	05/16/38	128,021
430,000		Smithfield Foods, Inc	6.625	08/15/22	453,650
200,000	g	TreeHouse Foods, Inc	6.000	02/15/24	209,500
		TOTAL FOOD, BEVERAGE & TOBACCO			33,179,934

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
375,000		Covidien International Finance S.A.	3.200	06/15/22	383,588
1,225,000		Express Scripts Holding Co	3.900	02/15/22	1,272,910
4,125,000		Express Scripts Holding Co	3.400	03/01/27	3,858,805
2,000,000		HCA Holdings, Inc	6.250	02/15/21	2,152,500
975,000		HCA, Inc	5.875	03/15/22	1,050,562
750,000		HCA, Inc	4.500	02/15/27	736,875
925,000		HealthSouth Corp	5.750	11/01/24	936,562
1,125,000	g	LifePoint Health, Inc	5.375	05/01/24	1,101,937
2,225,000		LifePoint Hospitals, Inc	5.500	12/01/21	2,314,000
1,725,000		McKesson Corp	4.883	03/15/44	1,751,527
2,100,000		Medtronic, Inc	4.625	03/15/45	2,266,429
1,425,000		Owens & Minor, Inc	3.875	09/15/21	1,426,919
1,225,000		St. Jude Medical, Inc	3.875	09/15/25	1,232,529
1,250,000		Stryker Corp	2.625	03/15/21	1,253,788
170

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Stryker Corp	3.375%	11/01/25	$496,138
225,000		Tenet Healthcare Corp	6.000	10/01/20	234,563
450,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	453,258
700,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	710,469
725,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	724,996
775,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	729,831
2,490,000		Zimmer Holdings, Inc	3.550	04/01/25	2,422,103
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			27,510,289

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
375,000		Ecolab, Inc	1.450	12/08/17	374,606
405,000	g	First Quality Finance Co, Inc	4.625	05/15/21	400,950
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			775,556

INSURANCE - 0.9%
1,075,000		ACE INA Holdings, Inc	3.350	05/03/26	1,087,331
250,000		Aetna, Inc	1.500	11/15/17	249,785
150,000		Aetna, Inc	6.625	06/15/36	190,546
1,750,000		Aetna, Inc	4.375	06/15/46	1,753,696
675,000		Allstate Corp	3.150	06/15/23	682,782
700,000		Allstate Corp	4.500	06/15/43	740,986
550,000		American Financial Group, Inc	3.500	08/15/26	526,012
1,550,000		American International Group, Inc	2.300	07/16/19	1,556,659
2,350,000		American International Group, Inc	3.300	03/01/21	2,405,110
1,650,000		American International Group, Inc	3.900	04/01/26	1,676,697
550,000		Aon plc	3.875	12/15/25	559,855
400,000		Chubb Corp	6.000	05/11/37	498,157
80,000		Cigna Corp	5.125	06/15/20	86,614
1,000,000		Cigna Corp	4.500	03/15/21	1,062,012
1,175,000		Cigna Corp	3.250	04/15/25	1,142,886
3,525,000	g	Five Corners Funding Trust	4.419	11/15/23	3,722,456
1,875,000	g	Metropolitan Life Global Funding I	1.950	09/15/21	1,821,096
875,000		Principal Financial Group, Inc	3.100	11/15/26	844,435
325,000		Principal Financial Group, Inc	4.300	11/15/46	317,771
300,000	g	Prudential Funding LLC	6.750	09/15/23	353,276
175,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	172,405
450,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	438,607
300,000		Travelers Cos, Inc	5.800	05/15/18	316,433
250,000		Travelers Cos, Inc	3.750	05/15/46	235,394
1,375,000		UnitedHealth Group, Inc	3.750	07/15/25	1,421,556
625,000		UnitedHealth Group, Inc	3.100	03/15/26	615,546
925,000		UnitedHealth Group, Inc	3.450	01/15/27	938,660
2,800,000		UnitedHealth Group, Inc	4.750	07/15/45	3,078,342
500,000		WellPoint, Inc	4.625	05/15/42	501,459
150,000		WR Berkley Corp	5.375	09/15/20	160,625
		TOTAL INSURANCE			29,157,189

MATERIALS - 1.9%
2,225,000	g	Air Liquide Finance S.A.	1.750	09/27/21	2,134,387
200,000	g	Alcoa Nederland Holding BV	6.750	09/30/24	217,000
200,000	g	Alcoa Nederland Holding BV	7.000	09/30/26	219,000
500,000		Alcoa, Inc	5.400	04/15/21	530,000
425,000		Alcoa, Inc	5.125	10/01/24	435,625
171

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$659,000		Barrick Gold Corp	4.100%	05/01/23	$675,345
450,000	g	Belden, Inc	5.500	09/01/22	463,500
800,000		Berry Plastics Corp	6.000	10/15/22	846,000
850,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	947,609
1,500,000		Blue Cube Spinco, Inc	9.750	10/15/23	1,785,000
855,000		Blue Cube Spinco, Inc	10.000	10/15/25	1,032,412
1,000,000		Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	1,039,352
900,000	g	Cemex SAB de C.V.	7.750	04/16/26	996,750
1,600,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	1,622,117
680,000		Crown Americas LLC	4.500	01/15/23	693,600
340,000		Eastman Chemical Co	3.800	03/15/25	342,460
2,550,000	g	Eldorado Gold Corp	6.125	12/15/20	2,588,250
850,000	g	Evolution Escrow Issuer LLC	7.500	03/15/22	792,625
1,000,000	g	GCP Applied Technologies, Inc	9.500	02/01/23	1,147,500
1,925,000	g	Georgia-Pacific LLC	2.539	11/15/19	1,940,947
3,000,000	g	Glencore Finance Canada Ltd	3.600	01/15/17	3,001,365
275,000	g	Glencore Funding LLC	4.125	05/30/23	276,743
2,125,000	g	Glencore Funding LLC	4.625	04/29/24	2,170,388
2,500,000	g	GTL Trade Finance, Inc	5.893	04/29/24	2,487,500
307,000		Hexion US Finance Corp	8.875	02/01/18	305,465
3,075,000		Hexion US Finance Corp	6.625	04/15/20	2,721,375
2,350,000		International Paper Co	4.750	02/15/22	2,539,673
1,975,000	g	Klabin Finance S.A.	5.250	07/16/24	1,876,250
4,000,000		LyondellBasell Industries NV	5.000	04/15/19	4,222,920
1,600,000		Newmont Mining Corp	3.500	03/15/22	1,624,622
500,000		Newmont Mining Corp	4.875	03/15/42	468,308
1,125,000		Nucor Corp	4.000	08/01/23	1,181,410
2,400,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	2,502,000
550,000		Packaging Corp of America	3.650	09/15/24	551,605
680,000		Rock Tenn Co	4.450	03/01/19	709,301
820,000		Rock Tenn Co	4.900	03/01/22	889,270
1,125,000	g	St. Marys Cement, Inc Canada	5.750	01/28/27	1,080,000
1,000,000		Steel Dynamics, Inc	5.125	10/01/21	1,042,940
650,000		Steel Dynamics, Inc	5.250	04/15/23	680,875
600,000	g	Steel Dynamics, Inc	5.000	12/15/26	597,750
500,000		Teck Resources Ltd	3.750	02/01/23	472,500
1,050,000		Tronox Finance LLC	6.375	08/15/20	981,750
2,000,000	g	Union Andina de Cementos SAA	5.875	10/30/21	2,070,000
3,125,000	g	Univar, Inc	6.750	07/15/23	3,226,563
1,850,000	g	Westlake Chemical Corp	4.625	02/15/21	1,914,750
1,000,000	g	Westlake Chemical Corp	4.875	05/15/23	1,037,500
920,000	g	WR Grace & Co-Conn	5.625	10/01/24	966,000
125,000	g	Xstrata Finance Canada Ltd	5.550	10/25/42	120,105
		TOTAL MATERIALS			62,168,407

MEDIA - 1.8%
2,500,000		AMC Entertainment, Inc	5.875	02/15/22	2,615,625
1,400,000		CBS Corp	2.300	08/15/19	1,404,042
850,000		CBS Corp	2.900	01/15/27	787,231
375,000	g	CBS Radio, Inc	7.250	11/01/24	391,875
4,000,000	g	CCO Holdings LLC	5.875	04/01/24	4,270,000
2,325,000		Charter Communications Operating LLC	3.579	07/23/20	2,370,400
545,000		Charter Communications Operating LLC	4.464	07/23/22	568,960
172

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,500,000		Charter Communications Operating LLC	4.908%	07/23/25	$4,736,785
3,125,000		Comcast Corp	4.250	01/15/33	3,247,378
1,150,000	g	CSC Holdings LLC	5.500	04/15/27	1,164,375
1,875,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	2,025,000
2,110,000	g	Gannett Co, Inc	4.875	09/15/21	2,146,925
160,000	g	Gannett Co, Inc	5.500	09/15/24	161,600
1,400,000	g	Gray Television, Inc	5.875	07/15/26	1,389,500
1,000,000		Grupo Televisa SAB	4.625	01/30/26	1,011,514
1,000,000		Lamar Media Corp	5.000	05/01/23	1,030,000
1,850,000	g	LG FinanceCo Corp	5.875	11/01/24	1,877,750
125,000		Match Group, Inc	6.375	06/01/24	131,875
700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	702,251
925,000	g	Nielsen Finance LLC	5.000	04/15/22	941,188
3,700,000		Outfront Media Capital LLC	5.250	02/15/22	3,838,750
300,000		Outfront Media Capital LLC	5.625	02/15/24	312,750
900,000		Regal Entertainment Group	5.750	06/15/23	918,846
500,000		Regal Entertainment Group	5.750	02/01/25	507,500
2,700,000	g	Sirius XM Radio, Inc	5.375	07/15/26	2,639,250
1,500,000		Time Warner Cable, Inc	5.875	11/15/40	1,597,092
475,000		Time Warner Cable, Inc	4.500	09/15/42	429,410
3,600,000		Time Warner, Inc	2.100	06/01/19	3,600,824
1,276,000		Time Warner, Inc	4.875	03/15/20	1,361,224
1,000,000		Time Warner, Inc	3.400	06/15/22	1,004,784
1,100,000		Time Warner, Inc	3.800	02/15/27	1,090,340
1,500,000	g	Time, Inc	5.750	04/15/22	1,552,500
400,000	g	Univision Communications, Inc	5.125	02/15/25	382,500
1,500,000		Viacom, Inc	2.500	09/01/18	1,504,230
2,000,000		Viacom, Inc	2.250	02/04/22	1,877,584
2,025,000		Viacom, Inc	3.450	10/04/26	1,868,731
900,000		Viacom, Inc	5.850	09/01/43	880,548
450,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	456,750
		TOTAL MEDIA			58,797,887

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.8%
2,200,000		Abbott Laboratories	3.750	11/30/26	2,183,606
450,000		Abbott Laboratories	5.300	05/27/40	481,129
3,875,000		AbbVie, Inc	2.500	05/14/20	3,873,799
3,000,000		AbbVie, Inc	3.200	05/14/26	2,850,126
3,400,000		Actavis Funding SCS	1.850	03/01/17	3,403,301
3,900,000		Actavis Funding SCS	2.350	03/12/18	3,922,043
6,950,000		Actavis Funding SCS	3.800	03/15/25	6,949,312
2,400,000		Actavis Funding SCS	4.550	03/15/35	2,371,891
1,025,000		Amgen, Inc	1.850	08/19/21	986,628
1,700,000		Amgen, Inc	2.600	08/19/26	1,561,164
1,650,000		Biogen, Inc	2.900	09/15/20	1,669,797
1,300,000		Celgene Corp	2.125	08/15/18	1,304,995
1,550,000		Celgene Corp	2.875	08/15/20	1,566,610
2,400,000		Celgene Corp	3.875	08/15/25	2,431,190
275,000	g	Endo Finance LLC	6.500	02/01/25	228,937
1,925,000		Gilead Sciences, Inc	3.650	03/01/26	1,949,134
1,725,000		Gilead Sciences, Inc	2.950	03/01/27	1,648,315
800,000	g	Mylan NV	3.750	12/15/20	807,206
1,325,000	g	Mylan NV	3.150	06/15/21	1,299,196
173

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,750,000	g	Mylan NV	3.950%	06/15/26	$1,635,424
575,000		Mylan, Inc	2.550	03/28/19	573,545
2,700,000		Novartis Capital Corp	4.000	11/20/45	2,719,081
1,000,000		Perrigo Finance plc	3.900	12/15/24	977,714
400,000		Perrigo Finance plc	4.900	12/15/44	366,743
2,475,000		Pfizer, Inc	3.000	12/15/26	2,440,756
1,650,000		Pfizer, Inc	4.125	12/15/46	1,674,899
1,650,000	g	Roche Holdings, Inc	2.375	01/28/27	1,541,727
1,000,000		Teva Pharmaceutical Finance Netherlands III BV	2.200	07/21/21	955,812
2,650,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	2,439,436
675,000		Zoetis, Inc	3.450	11/13/20	692,271
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			57,505,787

REAL ESTATE - 1.2%
350,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	347,930
2,025,000		American Tower Corp	3.300	02/15/21	2,046,422
550,000		American Tower Corp	3.500	01/31/23	551,088
475,000		American Tower Corp	4.400	02/15/26	484,733
800,000		American Tower Corp	3.375	10/15/26	756,220
700,000		AvalonBay Communities, Inc	2.900	10/15/26	661,434
375,000		AvalonBay Communities, Inc	3.900	10/15/46	347,390
950,000		Brandywine Operating Partnership LP	4.100	10/01/24	936,196
1,150,000		Brixmor Operating Partnership LP	3.250	09/15/23	1,113,636
1,750,000		Brixmor Operating Partnership LP	3.850	02/01/25	1,721,087
525,000		Brixmor Operating Partnership LP	4.125	06/15/26	522,671
170,000		Camden Property Trust	4.625	06/15/21	181,359
1,250,000		Camden Property Trust	2.950	12/15/22	1,222,491
350,000	g	Communications Sales & Leasing, Inc	6.000	04/15/23	361,375
950,000		Crown Castle International Corp	2.250	09/01/21	918,215
780,000		Crown Castle International Corp	4.875	04/15/22	830,544
725,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	735,143
700,000		DDR Corp	3.625	02/01/25	676,297
800,000		DDR Corp	4.250	02/01/26	803,398
1,000,000		Developers Diversified Realty Corp	4.750	04/15/18	1,028,323
500,000		Developers Diversified Realty Corp	7.875	09/01/20	581,858
325,000		Duke Realty LP	3.250	06/30/26	313,841
750,000		Equinix, Inc	5.375	01/01/22	787,500
550,000		Equity One, Inc	3.750	11/15/22	561,133
775,000		Essex Portfolio LP	3.375	01/15/23	775,018
200,000		Healthcare Realty Trust, Inc	5.750	01/15/21	219,641
150,000		Healthcare Realty Trust, Inc	3.750	04/15/23	149,312
1,500,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,477,163
450,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	452,802
325,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	324,228
1,225,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	1,168,935
1,783,000		Highwoods Realty LP	5.850	03/15/17	1,798,072
400,000		Host Hotels & Resorts LP	4.500	02/01/26	404,594
600,000		Kimco Realty Corp	3.400	11/01/22	608,201
500,000		Liberty Property LP	3.250	10/01/26	478,078
1,500,000		Mid-America Apartments LP	4.300	10/15/23	1,563,065
1,000,000		Mid-America Apartments LP	3.750	06/15/24	1,001,765
850,000		Mid-America Apartments LP	4.000	11/15/25	860,383
275,000		National Retail Properties, Inc	3.800	10/15/22	283,561
174

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$525,000		National Retail Properties, Inc	3.300%	04/15/23	$521,389
550,000		National Retail Properties, Inc	4.000	11/15/25	559,954
600,000		National Retail Properties, Inc	3.600	12/15/26	590,175
875,000		Regency Centers LP	3.900	11/01/25	885,048
1,150,000	g	Trust F/1401	5.250	12/15/24	1,125,563
1,150,000		Weingarten Realty Investors	3.375	10/15/22	1,145,420
450,000		Weingarten Realty Investors	3.500	04/15/23	447,673
400,000		Weingarten Realty Investors	4.450	01/15/24	416,826
925,000		Weingarten Realty Investors	3.850	06/01/25	921,551
300,000		Weingarten Realty Investors	3.250	08/15/26	282,595
975,000		Welltower, Inc	4.000	06/01/25	995,182
		TOTAL REAL ESTATE			37,946,478

RETAILING - 1.0%
3,450,000	g	Argos Merger Sub, Inc	7.125	03/15/23	3,519,000
1,700,000		Asbury Automotive Group, Inc	6.000	12/15/24	1,738,250
4,500,000		AutoNation, Inc	5.500	02/01/20	4,833,063
875,000		AutoNation, Inc	3.350	01/15/21	878,541
1,000,000		AutoZone, Inc	3.250	04/15/25	980,153
480,000		Dollar Tree, Inc	5.750	03/01/23	508,234
1,200,000	g	El Puerto de Liverpool SAB de C.V.	3.875	10/06/26	1,110,000
1,775,000		Home Depot, Inc	2.000	04/01/21	1,759,369
600,000		Home Depot, Inc	3.500	09/15/56	523,903
1,000,000	g	JC Penney Corp, Inc	5.875	07/01/23	1,031,250
1,000,000		JD.com, Inc	3.125	04/29/21	987,777
2,100,000		L Brands, Inc	6.875	11/01/35	2,142,000
2,100,000		L Brands, Inc	6.750	07/01/36	2,126,250
1,325,000		Macy’s Retail Holdings, Inc	4.500	12/15/34	1,182,733
1,870,000		Men’s Wearhouse, Inc	7.000	07/01/22	1,832,600
645,000		O’Reilly Automotive, Inc	4.875	01/14/21	691,928
295,000		O’Reilly Automotive, Inc	4.625	09/15/21	316,329
350,000		O’Reilly Automotive, Inc	3.800	09/01/22	361,767
275,000		O’Reilly Automotive, Inc	3.550	03/15/26	272,814
2,145,000		Penske Automotive Group, Inc	5.500	05/15/26	2,118,187
1,100,000	g	Rolls-Royce plc	2.375	10/14/20	1,089,911
400,000	g	Rolls-Royce plc	3.625	10/14/25	399,806
1,125,000		Target Corp	3.625	04/15/46	1,043,096
		TOTAL RETAILING			31,446,961

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
4,025,000	g	NXP BV	4.625	06/01/23	4,226,250
800,000	g	Semiconductor Manufacturing International Corp	4.125	10/07/19	820,872
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			5,047,122

SOFTWARE & SERVICES - 0.9%
825,000	g	Activision Blizzard, Inc	2.300	09/15/21	804,315
875,000	g	Activision Blizzard, Inc	3.400	09/15/26	829,252
2,150,000		Fidelity National Information Services, Inc	3.625	10/15/20	2,224,184
6,000,000		Fidelity National Information Services, Inc	5.000	03/15/22	6,165,420
1,500,000	g	First Data Corp	7.000	12/01/23	1,597,500
600,000	g	IMS Health, Inc	5.000	10/15/26	601,500
3,450,000		Microsoft Corp	2.400	08/08/26	3,256,065
2,350,000		NCR Corp	5.875	12/15/21	2,461,625
175

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000	g	Open Text Corp	5.625%	01/15/23	$1,042,500
1,925,000	g	Open Text Corp	5.875	06/01/26	2,030,875
2,675,000		Oracle Corp	1.900	09/15/21	2,611,498
2,675,000		Oracle Corp	2.650	07/15/26	2,535,287
730,000	g	Sabre GLBL, Inc	5.375	04/15/23	744,600
1,900,000		SS&C Technologies Holdings, Inc	5.875	07/15/23	1,968,875
		TOTAL SOFTWARE & SERVICES			28,873,496

TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
3,000,000		Amphenol Corp	1.550	09/15/17	3,002,919
725,000		Amphenol Corp	3.125	09/15/21	735,544
875,000		Apple, Inc	4.650	02/23/46	942,964
700,000	g	CommScope, Inc	5.000	06/15/21	721,000
1,200,000	g	CommScope, Inc	5.500	06/15/24	1,242,000
1,900,000	g	CommScope, Inc	6.000	06/15/25	2,014,000
1,175,000	g	Diamond Finance Corp	3.480	06/01/19	1,199,144
2,550,000	g	Diamond Finance Corp	4.420	06/15/21	2,636,371
675,000	g	Diamond Finance Corp	5.875	06/15/21	717,938
650,000	g	Diamond Finance Corp	7.125	06/15/24	721,319
75,000		General Electric Co	5.250	12/06/17	77,690
1,140,000		Hewlett Packard Enterprise Co	2.450	10/05/17	1,146,278
2,350,000	g	Sensata Technologies BV	5.625	11/01/24	2,449,875
1,375,000		Tyco Electronics Group S.A.	2.375	12/17/18	1,387,984
2,925,000		Tyco Electronics Group S.A.	2.350	08/01/19	2,932,444
1,500,000		Tyco Electronics Group S.A.	3.500	02/03/22	1,542,040
450,000		Tyco Electronics Group S.A.	3.700	02/15/26	458,739
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			23,928,249

TELECOMMUNICATION SERVICES - 1.5%
1,975,000		AT&T, Inc	1.400	12/01/17	1,970,533
2,225,000		AT&T, Inc	2.450	06/30/20	2,207,930
1,200,000		AT&T, Inc	2.625	12/01/22	1,149,252
2,475,000		AT&T, Inc	4.450	04/01/24	2,577,208
6,625,000		AT&T, Inc	3.400	05/15/25	6,376,953
2,975,000		AT&T, Inc	4.500	05/15/35	2,869,968
1,050,000		AT&T, Inc	4.750	05/15/46	992,895
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,564,786
750,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	751,064
7,500,000	g	Deutsche Telekom International Finance BV	1.950	09/19/21	7,219,972
1,000,000	g	ENTEL Chile S.A.	4.875	10/30/24	1,000,371
2,650,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	2,678,458
500,000	g,q	Oi S.A.	5.750	02/10/22	157,500
500,000		Orange S.A.	5.500	02/06/44	573,251
925,000		T-Mobile USA, Inc	6.375	03/01/25	988,594
1,725,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	1,604,188
1,600,000		Verizon Communications, Inc	3.450	03/15/21	1,650,469
975,000		Verizon Communications, Inc	4.150	03/15/24	1,017,737
9,113,000		Verizon Communications, Inc	4.272	01/15/36	8,708,474
1,300,000		Verizon Communications, Inc	3.850	11/01/42	1,124,337
675,000		Verizon Communications, Inc	4.125	08/15/46	609,655
		TOTAL TELECOMMUNICATION SERVICES			47,793,595
176

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
TRANSPORTATION - 1.1%
$655,000	g	Asciano Finance Ltd	5.000%	04/07/18	$672,861
400,000	g	Bombardier, Inc	7.750	03/15/20	421,000
600,000	g	Bombardier, Inc	6.125	01/15/23	572,040
1,000,000	g	Bombardier, Inc	7.500	03/15/25	988,020
225,000		Bristow Group, Inc	6.250	10/15/22	191,250
2,050,000		Canadian Pacific Railway Co	2.900	02/01/25	2,006,655
2,650,000		CSX Corp	3.800	11/01/46	2,451,512
3,000,000	g	ERAC USA Finance LLC	2.800	11/01/18	3,037,017
1,325,000	g	ERAC USA Finance LLC	2.600	12/01/21	1,302,678
1,100,000		FedEx Corp	3.250	04/01/26	1,090,872
1,063,000		GATX Corp	1.250	03/04/17	1,062,706
2,115,000		GATX Corp	2.375	07/30/18	2,124,008
4,800,000		GATX Corp	2.500	07/30/19	4,805,179
1,000,000		GATX Corp	5.200	03/15/44	987,764
2,674,000		Gulfmark Offshore, Inc	6.375	03/15/22	1,323,630
4,900,000		Kansas City Southern	2.350	05/15/20	4,838,103
1,800,000		Kansas City Southern	4.950	08/15/45	1,823,018
1,500,000	g	KLX, Inc	5.875	12/01/22	1,545,000
375,000		Northrop Grumman Corp	1.750	06/01/18	375,678
2,100,000	g	Transnet SOC Ltd	4.000	07/26/22	2,002,663
800,000	g	TTX Co	3.600	01/15/25	797,581
		TOTAL TRANSPORTATION			34,419,235

UTILITIES - 3.1%
325,000	g	AEP Transmission Co LLC	3.100	12/01/26	319,594
350,000	g	AEP Transmission Co LLC	4.000	12/01/46	346,445
245,000	i	AES Corp	3.931	06/01/19	245,000
425,000		AES Corp	4.875	05/15/23	419,772
1,500,000	g	AES Panama SRL	6.000	06/25/22	1,552,500
1,800,000		AGL Capital Corp	3.875	11/15/25	1,842,957
625,000		AGL Capital Corp	4.400	06/01/43	616,827
700,000		Alabama Power Co	4.150	08/15/44	702,065
3,000,000		American Electric Power Co, Inc	1.650	12/15/17	3,000,819
525,000		American Water Capital Corp	3.000	12/01/26	515,263
500,000		American Water Capital Corp	4.000	12/01/46	501,007
250,000		Atmos Energy Corp	8.500	03/15/19	284,172
925,000		Black Hills Corp	4.250	11/30/23	973,043
325,000		Black Hills Corp	3.150	01/15/27	310,524
250,000		Carolina Power & Light Co	5.300	01/15/19	267,132
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	340,261
1,100,000	g	CEZ AS.	4.250	04/03/22	1,142,737
1,000,000		CMS Energy Corp	3.600	11/15/25	1,010,937
1,500,000	g	Comision Federal de Electricidad	4.750	02/23/27	1,440,000
200,000		Commonwealth Edison Co	5.900	03/15/36	245,321
200,000		Connecticut Light & Power Co	5.500	02/01/19	214,417
1,475,000		Consolidated Edison Co of New York, Inc	4.500	12/01/45	1,560,860
1,325,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	1,261,531
900,000		Consolidated Edison, Inc	2.000	05/15/21	878,813
1,275,000		Dominion Gas Holdings LLC	4.600	12/15/44	1,266,131
750,000		Dominion Resources, Inc	2.000	08/15/21	726,653
1,025,000		Dominion Resources, Inc	2.850	08/15/26	959,637
1,000,000		Duke Energy Corp	2.100	06/15/18	1,004,106
1,175,000		Duke Energy Corp	1.800	09/01/21	1,130,809
177

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,725,000		Duke Energy Corp	2.650%	09/01/26	$1,607,526
1,175,000		Duke Energy Corp	3.750	09/01/46	1,055,500
2,950,000	g	Electricite de France S.A.	2.350	10/13/20	2,919,550
2,950,000	g	Electricite de France S.A.	3.625	10/13/25	2,938,808
1,250,000	g,i	Electricite de France S.A.	5.625	12/30/49	1,184,375
1,675,000		Energy Transfer Partners LP	4.750	01/15/26	1,729,424
1,075,000		Energy Transfer Partners LP	5.950	10/01/43	1,106,084
550,000		Energy Transfer Partners LP	5.150	03/15/45	526,546
1,450,000		Enersis Americas S.A.	4.000	10/25/26	1,384,765
475,000		EnLink Midstream Partners LP	4.850	07/15/26	478,500
325,000		EnLink Midstream Partners LP	5.050	04/01/45	294,107
1,125,000		Entergy Corp	2.950	09/01/26	1,050,784
1,000,000	g	Equate Petrochemical BV	3.000	03/03/22	951,904
1,300,000	g	Equate Petrochemical BV	4.250	11/03/26	1,239,911
2,600,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	2,600,294
675,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	697,556
1,625,000	g	Fortis, Inc	3.055	10/04/26	1,517,524
1,000,000	g	Hrvatska Elektroprivreda	5.875	10/23/22	1,051,871
250,000		Indiana Michigan Power Co	7.000	03/15/19	275,414
900,000		Indiana Michigan Power Co	4.550	03/15/46	931,583
125,000		Integrys Energy Group, Inc	4.170	11/01/20	130,583
500,000		Interstate Power & Light Co	3.700	09/15/46	458,991
2,500,000	g	Israel Electric Corp Ltd	5.625	06/21/18	2,601,000
450,000	g	Israel Electric Corp Ltd	6.875	06/21/23	516,577
100,000	g	Kansas Gas & Electric	6.700	06/15/19	110,826
1,375,000		Kinder Morgan, Inc	2.000	12/01/17	1,377,008
1,000,000		Kinder Morgan, Inc	3.450	02/15/23	990,969
400,000		Kinder Morgan, Inc	5.300	12/01/34	405,368
1,050,000		Kinder Morgan, Inc	5.000	03/01/43	1,010,687
940,000		Kinder Morgan, Inc	5.400	09/01/44	935,280
350,000		LG&E and KU Energy LLC	3.750	11/15/20	363,760
1,000,000	g	Listrindo Capital BV	4.950	09/14/26	973,723
1,000,000		MidAmerican Energy Co	4.250	05/01/46	1,027,792
425,000		MPLX LP	5.500	02/15/23	442,104
800,000		MPLX LP	4.000	02/15/25	776,634
1,000,000		Nevada Power Co	5.450	05/15/41	1,169,232
1,025,000	g	New Amethyst Corp	6.250	12/01/24	1,081,375
750,000		NiSource Finance Corp	4.800	02/15/44	788,102
750,000		Northeast Utilities	1.600	01/15/18	748,217
1,500,000		Northeast Utilities	1.450	05/01/18	1,494,852
1,500,000	g	Novolipetsk Steel via Steel Funding Ltd	4.500	06/15/23	1,489,245
214,000		NRG Energy, Inc	7.875	05/15/21	223,095
500,000		NRG Energy, Inc	6.625	03/15/23	501,250
1,225,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	1,226,992
325,000		Pacific Gas & Electric Co	8.250	10/15/18	360,726
1,275,000		Pacific Gas & Electric Co	4.250	03/15/46	1,293,029
525,000		Pacific Gas & Electric Co	4.000	12/01/46	516,655
1,000,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	1,024,042
375,000		Phillips 66 Partners LP	3.550	10/01/26	362,376
300,000		Phillips 66 Partners LP	4.900	10/01/46	287,540
50,000		Potomac Electric Power Co	7.900	12/15/38	73,687
500,000		PPL Capital Funding, Inc	4.200	06/15/22	526,432
950,000		PPL Capital Funding, Inc	3.100	05/15/26	907,514
178

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$275,000		Progress Energy, Inc	7.050%	03/15/19	$303,883
550,000		Public Service Co of Colorado	4.750	08/15/41	605,917
400,000		Public Service Co of Oklahoma	5.150	12/01/19	429,920
550,000		Public Service Electric & Gas Co	3.800	03/01/46	532,618
975,000		Sempra Energy	2.875	10/01/22	964,589
2,975,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	2,776,208
2,984,684	g	Solar Star Funding LLC	3.950	06/30/35	2,722,578
1,325,000		Southern Co	4.400	07/01/46	1,307,921
425,000		Southern Co Gas Capital Corp	3.950	10/01/46	392,437
1,650,000		Southern Power Co	2.500	12/15/21	1,614,269
1,550,000		Southern Power Co	4.150	12/01/25	1,604,211
450,000		Spectra Energy Partners LP	3.375	10/15/26	429,768
1,675,000		Spectra Energy Partners LP	4.500	03/15/45	1,589,603
1,650,000	g	Tengizchevroil Finance Co International Ltd	4.000	08/15/26	1,548,030
850,000	g	Transurban Finance Co Pty Ltd	4.125	02/02/26	864,042
775,000		Virginia Electric & Power Co	4.000	11/15/46	770,996
120,000		Western Gas Partners LP	4.000	07/01/22	121,835
525,000		Western Gas Partners LP	3.950	06/01/25	517,006
1,425,000		Western Gas Partners LP	4.650	07/01/26	1,473,429
325,000		Western Gas Partners LP	5.450	04/01/44	334,149
575,000		Williams Partners LP	4.500	11/15/23	590,041
225,000		Williams Partners LP	4.900	01/15/45	207,569
850,000		Wisconsin Power & Light Co	4.100	10/15/44	854,868
575,000		Xcel Energy, Inc	3.350	12/01/26	574,620
215,000		Xcel Energy, Inc	4.800	09/15/41	228,669
		TOTAL UTILITIES			100,176,198

		TOTAL CORPORATE BONDS			1,110,289,018
		(Cost $1,110,356,071)

GOVERNMENT BONDS - 43.0%

AGENCY SECURITIES - 0.1%
2,625,000		Tunisia Government AID Bonds	1.416	08/05/21	2,534,724
		TOTAL AGENCY SECURITIES			2,534,724

FOREIGN GOVERNMENT BONDS - 2.9%
700,000	g	Argentine Republic Government International Bond	7.500	04/22/26	735,000
5,000,000	g	Bermuda Government International Bond	4.854	02/06/24	5,195,850
3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,260,250
5,000,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,479,189
11,400,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/23	3,298,908
500,000		Colombia Government International Bond	4.500	01/28/26	515,000
2,000,000		Colombia Government International Bond	6.125	01/18/41	2,160,000
1,575,000	g	Costa Rica Government International Bond	7.158	03/12/45	1,460,119
63,500,000	g	Dominican Republic International Bond	10.000	01/05/17	1,370,131
2,000,000	g	Ecuador Government International Bond	10.750	03/28/22	2,170,000
1,600,000	g	Egypt Government International Bond	5.875	06/11/25	1,446,698
3,425,000		European Investment Bank	5.750	04/03/18	913,812
1,500,000	g	Export-Import Bank of China	2.850	09/16/20	1,496,437
2,267,000	g	Gabonese Republic	8.200	12/12/17	2,349,664
3,650,000	g	Guatemala Government International Bond	4.500	05/03/26	3,513,125
1,000,000		Hungary Government International Bond	5.750	11/22/23	1,107,186
179

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$750,000	g	Indonesia Government International Bond	4.125%	01/15/25	$742,308
1,287,000	g,i	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,188,856
3,025,000		Jamaica Government International Bond	8.000	03/15/39	3,344,289
775,000	g	Kommunalbanken AS.	1.375	10/26/20	756,111
1,650,000	g	Korea Housing Finance Corp	2.000	10/11/21	1,574,405
1,150,000	g	Lithuania Government International Bond	7.375	02/11/20	1,310,481
81,000,000		Mexican Bonos	8.500	12/13/18	4,020,442
81,000,000		Mexican Bonos	6.500	06/10/21	3,810,249
2,250,000		Mexico Government International Bond	3.625	03/15/22	2,254,500
1,600,000	g	Morocco Government International Bond	5.500	12/11/42	1,618,522
1,825,000	g	Namibia Government International Bond	5.250	10/29/25	1,783,118
1,000,000		North American Development Bank	2.400	10/26/22	969,645
1,700,000		Panama Government International Bond	6.700	01/26/36	2,062,950
725,000	g	Paraguay Government International Bond	5.000	04/15/26	737,688
1,800,000	g	Provincia de Buenos Aires	7.875	06/15/27	1,775,160
1,500,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	1,545,000
1,000,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	991,264
2,645,000	g	Republic of Ghana	7.875	08/07/23	2,594,131
1,000,000	g	Republic of Paraguay	6.100	08/11/44	1,015,000
2,350,000	g	Republic of Serbia	4.875	02/25/20	2,387,920
317,914	g,i	Republic of Serbia	6.750	11/01/24	322,026
90,832	i	Republic of Serbia	6.750	11/01/24	92,007
1,675,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	1,763,793
2,000,000	g	Russian Foreign Bond - Eurobond	4.750	05/27/26	2,041,276
2,975,000	g	Saudi Government International Bond	2.375	10/26/21	2,887,416
1,550,000	g	Saudi Government International Bond	3.250	10/26/26	1,466,948
2,000,000		South Africa Government International Bond	4.300	10/12/28	1,855,000
2,075,000		South Africa Government International Bond	5.000	10/12/46	1,920,413
825,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	888,525
1,550,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,519,704
2,400,000	g	Third Pakistan International Sukuk Co Ltd	5.500	10/13/21	2,446,310
1,300,000	g	Trinidad & Tobago Government International Bond	4.500	08/04/26	1,274,273
1,225,000		Turkey Government International Bond	6.875	03/17/36	1,259,409
1,500,000		Turkey Government International Bond	6.625	02/17/45	1,491,525
1,725,000	g	Ukraine Government International Bond	7.750	09/01/21	1,684,394
1,125,000		Uruguay Government International Bond	4.375	10/27/27	1,127,869
2,000,000		Uruguay Government International Bond	5.100	06/18/50	1,800,000
		TOTAL FOREIGN GOVERNMENT BONDS			94,794,296

MORTGAGE BACKED - 16.0%
5,819,239		Federal Home Loan Mortgage Corp (FHLMC)	3.000	03/15/41	5,915,433
2,306,124		FHLMC	3.500	09/15/41	2,353,788
1,785,174		FHLMC	3.000	12/15/41	1,815,375
1,672,342		FHLMC	3.000	09/15/42	1,662,837
14,792,787		FHLMC	3.500	07/15/46	3,067,614
6,801		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20	7,121
3,565,883		FGLMC	3.500	03/01/27	3,723,359
18,674		FGLMC	6.500	01/01/29	21,091
1,754		FGLMC	8.000	01/01/31	1,996
274,577		FGLMC	5.500	12/01/33	308,778
395,563		FGLMC	7.000	12/01/33	465,690
210,061		FGLMC	5.000	01/01/34	231,511
89,703		FGLMC	4.500	10/01/34	96,666
180

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$147,636		FGLMC	5.500%	03/01/35	$166,047
142,036		FGLMC	7.000	05/01/35	167,900
19,334		FGLMC	5.000	02/01/36	21,104
397		FGLMC	6.500	05/01/36	449
171,254		FGLMC	5.000	04/01/38	188,477
219,461		FGLMC	4.500	11/01/40	239,717
243,366		FGLMC	4.500	12/01/40	264,814
1,755,434		FGLMC	4.500	10/01/44	1,920,140
247,157		FGLMC	4.500	11/01/44	270,227
294,760		FGLMC	4.500	11/01/44	322,266
200,253		FGLMC	4.500	12/01/44	219,066
110,689		FGLMC	4.500	12/01/44	119,753
1,724,763		FGLMC	3.500	04/01/45	1,773,594
16,434,319		FGLMC	3.500	10/01/45	16,881,625
12,441,881		FGLMC	4.000	12/01/45	13,151,198
1,685,669		FGLMC	3.500	03/01/46	1,731,562
1,898,578		FGLMC	4.000	05/01/46	2,008,337
24,546,302	h	FGLMC	3.500	08/01/46	25,222,146
2,170		Federal National Mortgage Association (FNMA)	8.000	03/01/23	2,177
4,323		FNMA	9.000	11/01/25	4,868
3,555		FNMA	7.500	01/01/29	3,990
169,469		FNMA	2.500	07/01/31	169,856
4,148,986		FNMA	2.500	07/01/31	4,158,472
1,000,707		FNMA	2.500	08/01/31	1,003,008
150,393		FNMA	2.500	10/01/31	150,762
508,716		FNMA	2.500	10/01/31	509,887
424,074		FNMA	2.500	11/01/31	425,049
82,356		FNMA	2.500	11/01/31	82,545
371,749		FNMA	2.500	11/01/31	372,662
202,654		FNMA	2.500	11/01/31	203,120
247,510		FNMA	2.500	11/01/31	248,079
486,643		FNMA	2.500	12/01/31	487,763
144,424		FNMA	2.500	12/01/31	144,779
192,376		FNMA	2.500	12/01/31	192,848
632,363		FNMA	2.500	12/01/31	633,818
224,407		FNMA	2.500	12/01/31	224,923
4,000,000	h	FNMA	2.500	01/25/32	4,004,400
8,000,000	h	FNMA	3.000	01/25/32	8,206,400
9,000,000	h	FNMA	2.500	02/25/32	9,000,056
10,000,000	h	FNMA	3.000	02/25/32	10,253,312
4,000,000	h	FNMA	3.500	02/25/32	4,160,375
91,300		FNMA	7.000	07/01/32	99,126
1,363,890		FNMA	5.000	06/01/33	1,493,430
124,032		FNMA	4.500	10/01/33	134,109
3,047,804		FNMA	5.000	10/01/33	3,337,167
123,998		FNMA	5.000	11/01/33	135,574
169,651		FNMA	5.000	11/01/33	186,477
129,473		FNMA	5.500	02/01/35	145,191
5,738,043		FNMA	5.000	05/01/35	6,273,724
3,198,864		FNMA	5.000	10/01/35	3,491,873
2,468,987		FNMA	5.000	02/01/36	2,695,686
3,726,485		FNMA	5.500	08/01/37	4,174,565
181

TIAA-CREF FUNDS - Bond Plus Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$20,053	FNMA	6.000%	09/01/37	$23,294
22,855	FNMA	6.000	09/01/37	26,558
57,200	FNMA	6.500	09/01/37	64,714
1,610,161	FNMA	5.500	11/01/38	1,866,762
881,994	FNMA	5.500	12/01/38	1,001,423
2,610,785	FNMA	4.500	05/01/39	2,830,819
118,059	FNMA	4.000	07/01/39	125,222
263,940	FNMA	5.500	08/01/39	297,281
441,458	FNMA	4.500	10/01/39	475,187
535,942	FNMA	5.500	04/01/40	597,122
492,478	FNMA	4.500	06/01/40	530,441
515,718	FNMA	5.000	08/01/40	563,416
1,091,558	FNMA	5.000	09/01/40	1,193,242
137,853	FNMA	6.000	10/01/40	156,270
517,390	FNMA	4.500	11/01/40	557,367
6,524,464	FNMA	4.500	01/01/41	7,068,862
1,349,353	FNMA	5.000	05/01/41	1,475,147
860,199	FNMA	4.500	09/01/41	931,874
776,404	FNMA	4.500	11/01/41	838,304
4,544,680	FNMA	5.500	12/01/41	5,231,144
1,691,555	FNMA	4.500	01/01/42	1,832,886
2,947,400	FNMA	4.500	02/01/42	3,183,308
393,608	FNMA	4.500	03/01/42	435,045
4,413,244	FNMA	3.000	03/25/42	4,483,257
1,635,553	FNMA	4.500	04/01/42	1,762,321
3,750,721	FNMA	4.500	06/01/42	4,041,856
3,384,576	FNMA	3.000	06/25/42	3,436,376
35,967	FNMA	3.000	10/01/42	35,931
1,970,459	FNMA	3.000	10/01/42	1,968,504
6,520,482	FNMA	3.500	11/25/42	1,245,582
7,037,124	FNMA	3.000	01/01/43	7,030,148
8,869,931	FNMA	3.000	02/01/43	8,861,134
2,767,976	FNMA	3.000	02/25/43	2,826,802
242,685	FNMA	3.000	04/01/43	242,444
3,045,632	FNMA	3.000	08/25/43	3,110,258
2,234,649	FNMA	4.500	02/01/44	2,442,185
233,170	FNMA	4.000	04/01/44	247,310
803,564	FNMA	4.000	06/01/44	854,098
787,430	FNMA	4.000	06/01/44	834,935
1,848,128	FNMA	4.500	06/01/44	2,031,200
931,263	FNMA	4.000	07/01/44	989,857
216,219	FNMA	4.000	07/01/44	229,822
242,835	FNMA	4.000	08/01/44	258,120
1,583,930	FNMA	4.000	08/01/44	1,683,554
2,226,210	FNMA	4.000	08/01/44	2,366,264
181,412	FNMA	4.000	08/01/44	192,735
229,975	FNMA	4.000	09/01/44	244,460
166,725	FNMA	4.000	09/01/44	177,216
1,009,775	FNMA	4.000	10/01/44	1,073,297
5,398,476	FNMA	4.500	10/01/44	5,939,923
1,710,502	FNMA	4.000	12/01/44	1,817,909
1,625,466	FNMA	4.000	12/01/44	1,711,794
3,026,648	FNMA	4.000	01/01/45	3,217,153
182

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$519,894		FNMA	3.500%	03/01/45	$534,942
318,877		FNMA	3.500	03/01/45	328,105
770,901		FNMA	4.500	03/01/45	848,252
3,890,422		FNMA	3.500	05/01/45	4,008,691
285,852		FNMA	4.000	05/01/45	303,855
4,619,942		FNMA	4.000	06/01/45	4,911,038
6,891,815		FNMA	4.000	07/01/45	7,288,570
3,491,961		FNMA	4.000	08/01/45	3,675,298
838,461		FNMA	4.000	08/01/45	891,264
2,828,016		FNMA	4.000	11/01/45	3,006,427
1,642,552		FNMA	4.000	12/01/45	1,746,224
2,813,429		FNMA	4.000	12/01/45	2,970,677
1,974,216		FNMA	3.500	01/01/46	2,029,646
11,136,848		FNMA	4.000	01/01/46	11,782,984
3,478,986		FNMA	3.500	02/01/46	3,575,481
1,885,892		FNMA	4.000	02/01/46	1,996,006
990,454		FNMA	3.500	06/01/46	1,018,533
982,180		FNMA	3.500	08/01/46	1,007,017
1,976,881		FNMA	3.500	10/01/46	2,026,874
762,386		FNMA	3.500	10/25/46	217,988
927,609		FNMA	3.500	11/01/46	951,067
19,000,000	h	FNMA	3.000	01/25/47	18,861,300
14,000,000	h	FNMA	3.500	01/25/47	14,340,200
17,000,000	h	FNMA	4.000	01/25/47	17,863,600
4,000,000	h	FNMA	4.500	01/25/47	4,300,800
24,000,000	h	FNMA	3.000	02/25/47	23,788,237
12,000,000	h	FNMA	3.500	02/25/47	12,273,319
2,000,000	h	FNMA	4.000	02/25/47	2,098,787
4,000,000	h	FNMA	4.500	02/25/47	4,295,956
3,000,000	h	FNMA	5.000	02/25/47	3,265,425
8,000,000	h	FNMA	3.500	03/25/47	8,165,650
5,000,000	h	FNMA	4.000	03/25/47	5,236,812
10,647,448		FNMA	3.500	07/01/55	10,916,712
10,772		Government National Mortgage Association (GNMA)	7.500	11/15/23	11,745
2,652		GNMA	7.500	08/15/28	2,669
15,055		GNMA	6.500	12/15/28	17,196
45,845		GNMA	6.500	03/15/29	52,365
14,955		GNMA	8.500	10/20/30	17,673
4,108		GNMA	7.000	06/20/31	4,888
116,092		GNMA	5.000	02/15/33	126,949
32,705		GNMA	5.500	07/15/33	36,951
408,221		GNMA	5.000	09/15/33	451,726
4,758,297		GNMA	3.700	10/15/33	4,986,319
66,346		GNMA	5.500	11/20/33	74,602
263,746		GNMA	5.500	02/20/35	296,476
87,532		GNMA	5.500	03/20/35	98,265
32,133		GNMA	6.000	10/20/36	36,900
35,944		GNMA	6.000	01/20/37	41,625
54,568		GNMA	6.000	02/20/37	61,435
47,371		GNMA	5.000	04/15/38	52,277
37,115		GNMA	5.500	07/15/38	41,541
65,058		GNMA	5.500	07/20/38	72,046
183

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$25,890		GNMA	6.000%	08/20/38	$29,274
13,727		GNMA	4.500	02/20/39	15,033
19,146		GNMA	4.500	08/20/41	20,444
67,117		GNMA	4.500	09/20/41	72,714
8,592,650		GNMA	3.500	10/20/42	1,707,965
14,298		GNMA	4.500	01/20/44	15,267
17,686		GNMA	4.500	02/20/44	19,367
215,675		GNMA	4.500	05/20/44	236,105
29,216		GNMA	4.500	05/20/44	31,997
213,468		GNMA	4.500	08/20/44	231,273
215,861		GNMA	4.500	09/20/44	232,562
77,016		GNMA	4.500	10/20/44	84,076
69,279		GNMA	4.500	11/20/44	74,565
145,632		GNMA	4.500	12/20/44	159,520
215,802		GNMA	4.500	02/20/45	236,210
275,187		GNMA	4.500	08/20/45	301,362
236,997		GNMA	4.500	08/20/45	259,700
238,097		GNMA	4.500	12/20/45	260,910
7,122,419		GNMA	3.500	11/20/46	1,461,909
3,000,000	h	GNMA	3.500	12/20/46	3,120,369
9,000,000	h	GNMA	3.000	01/20/47	9,106,200
25,000,000	h	GNMA	3.000	02/20/47	25,253,008
35,000,000	h	GNMA	3.500	02/20/47	36,303,313
4,000,000	h	GNMA	4.000	02/20/47	4,239,506
		TOTAL MORTGAGE BACKED			518,293,919

MUNICIPAL BONDS - 6.9%
6,800,000		Alabama Economic Settlement Authority	4.263	09/15/32	6,958,372
1,000,000		Anaheim City School District	3.825	08/01/23	1,052,220
2,535,000		California Earthquake Authority	2.805	07/01/19	2,575,180
5,000,000		California Housing Finance Agency	2.966	08/01/22	5,027,400
3,750,000		City of San Francisco CA Public Utilities Commission Water Revenue	3.950	11/01/36	3,660,113
9,800,000		Commonwealth Financing Authority	4.014	06/01/33	9,567,152
2,995,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	2,882,598
5,000,000		County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	4,773,850
1,000,000		Denver City & County School District No	4.242	12/15/37	1,014,640
750,000		Denver Health & Hospital Authority	2.250	12/01/17	751,860
5,000,000		Florida State Board of Administration Finance Corp	2.638	07/01/21	5,033,900
600,000		Grant County Public Utility District No 2	5.630	01/01/27	694,260
250,000		Harris County Flood Control District	1.818	10/01/18	252,700
895,000		Illinois Housing Development Authority	4.105	07/01/27	908,327
2,430,000		Indiana Finance Authority	3.166	07/01/30	2,307,212
3,000,000		Indiana Finance Authority	3.624	07/01/36	2,862,930
2,270,000		Los Angeles County Public Works Financing Authority	2.910	12/01/20	2,304,027
1,250,000		Los Angeles County Public Works Financing Authority	3.450	12/01/22	1,278,900
2,000,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	1,894,680
3,840,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	3,467,174
3,000,000		Maine Municipal Bond Bank	3.668	06/01/20	3,133,140
184

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,250,000		Maryland Community Development Administration Housing Revenue	2.713%	03/01/25	$1,198,225
7,440,000		Maryland Community Development Administration Housing Revenue	3.797	03/01/39	7,065,619
360,000		Massachusetts Housing Finance Agency	1.776	06/01/17	360,601
400,000		Massachusetts Housing Finance Agency	1.876	12/01/17	401,128
220,000		Massachusetts Housing Finance Agency	2.807	12/01/19	223,054
965,000		Massachusetts Housing Finance Agency	4.786	12/01/32	976,155
2,780,000		Michigan Finance Authority	3.610	11/01/32	2,572,445
6,710,000		Michigan Finance Authority	3.585	11/01/35	6,167,362
4,575,000		New Jersey Economic Development Authority	3.882	06/15/19	4,563,745
7,500,000		New Jersey Economic Development Authority	4.271	06/15/20	7,561,050
1,600,000		New Jersey Economic Development Authority	5.706	06/15/30	1,595,936
3,000,000		New Jersey Economic Development Authority	5.756	06/15/31	2,992,890
1,500,000		New Jersey Educational Facilities Authority	2.304	07/01/22	1,451,205
1,415,000		New Jersey Educational Facilities Authority	2.504	07/01/23	1,362,970
2,000,000		New Jersey Educational Facilities Authority	3.459	07/01/32	1,807,640
3,000,000		New York City Transitional Finance Authority Future Tax Secured Revenue	3.100	02/01/22	3,087,450
2,655,000		New York City Transitional Finance Authority Future Tax Secured Revenue	5.000	02/01/23	2,986,211
1,000,000		New York City Transitional Finance Authority Future Tax Secured Revenue	3.780	02/01/26	1,037,470
3,000,000		New York State Dormitory Authority	3.879	07/01/46	2,797,260
1,500,000		Oklahoma Water Resources Board	2.794	04/01/21	1,549,155
1,690,000		Port of Corpus Christi Authority of Nueces County	2.888	12/01/21	1,702,760
1,390,000		Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	1,297,301
1,800,000		Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	1,672,164
3,535,000		Regents of the University of California Medical Center Pooled Revenue	2.859	05/15/30	3,277,228
5,000,000		Regents of the University of California Medical Center Pooled Revenue	3.290	05/15/36	4,539,400
2,000,000		San Francisco Bay Area Rapid Transit District	3.477	07/01/27	1,979,700
5,000,000		State of California	4.988	04/01/39	5,267,700
9,000,000		State of Illinois	5.000	02/01/18	9,236,430
1,000,000		State of Illinois	4.125	01/01/19	1,017,350
15,000,000		State of Illinois	5.000	02/01/19	15,488,100
14,700,000		State of Illinois	5.000	02/01/20	15,223,761
7,000,000		State of Illinois	5.000	02/01/22	7,243,530
10,000,000		State of Illinois	5.100	06/01/33	8,838,200
5,000,000		State of Illinois	4.620	06/15/38	5,316,100
4,050,000		Syracuse Industrial Development Agency	5.000	01/01/36	3,797,766
640,000		Texas Public Finance Authority	5.250	07/01/17	640,493
1,310,000		Trustees of Boston College	3.519	07/01/21	1,377,924
5,000,000		University of California	1.910	05/15/21	4,952,150
500,000		University of California	2.676	05/15/21	510,665
4,420,000		University of California	3.552	05/15/39	4,096,677
6,385,000		Virgin Islands Public Finance Authority	5.000	10/01/21	5,526,728
5,000,000	g	Virgin Islands Water & Power Authority-Electric System	5.500	11/15/18	4,954,000
2,740,000		Virginia Housing Development Authority	3.668	10/01/27	2,732,547
		TOTAL MUNICIPAL BONDS			224,846,880
185

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
U.S. TREASURY SECURITIES - 17.1%
$10,000,000		United States Treasury Bond	5.000%	05/15/37	$13,403,870
5,000,000		United States Treasury Bond	4.500	05/15/38	6,304,130
6,000,000		United States Treasury Bond	4.375	11/15/39	7,393,410
10,000,000		United States Treasury Bond	4.375	05/15/40	12,332,650
11,165,000		United States Treasury Bond	2.875	08/15/45	10,719,003
27,815,000		United States Treasury Bond	2.500	02/15/46	24,655,633
55,716,000		United States Treasury Bond	2.500	05/15/46	49,390,618
48,325,000		United States Treasury Bond	2.250	08/15/46	40,528,776
10,000,000		United States Treasury Bond	2.875	11/15/46	9,630,950
4,750,000		United States Treasury Note	0.750	10/31/18	4,714,969
750,000		United States Treasury Note	1.000	10/15/19	741,634
15,000,000		United States Treasury Note	2.250	07/31/21	15,220,830
20,000,000		United States Treasury Note	2.125	09/30/21	20,157,960
30,000,000		United States Treasury Note	2.000	10/31/21	30,057,240
5,165,000		United States Treasury Note	1.750	11/30/21	5,121,335
20,000,000		United States Treasury Note	1.625	08/15/22	19,483,180
75,000,000		United States Treasury Note	1.875	08/31/22	74,045,325
60,000,000		United States Treasury Note	1.875	10/31/22	59,136,720
5,000,000		United States Treasury Note	2.000	11/30/22	4,960,610
2,030,000		United States Treasury Note	1.625	05/31/23	1,958,747
34,490,000		United States Treasury Note	1.375	06/30/23	32,723,077
37,205,000		United States Treasury Note	1.250	07/31/23	34,982,076
43,100,000		United States Treasury Note	1.375	08/31/23	40,785,401
20,120,000		United States Treasury Note	1.375	09/30/23	19,029,898
15,000,000		United States Treasury Note	2.125	11/30/23	14,882,115
3,190,000		United States Treasury Note	2.000	11/15/26	3,064,282
		TOTAL U.S. TREASURY SECURITIES			555,424,439

		TOTAL GOVERNMENT BONDS			1,395,894,258
		(Cost $1,434,953,045)

STRUCTURED ASSETS - 16.8%

ASSET BACKED - 7.5%
208,954	i	ACE Securities Corp Home Equity Loan Trust	1.491	08/25/35	207,249
		Series - 2005 HE5 (Class M2)
8,960,000		AmeriCredit Automobile Receivables Trust	2.570	07/08/20	8,996,973
		Series - 2014 2 (Class D)
10,000,000		AmeriCredit Automobile Receivables Trust	2.710	09/08/22	9,828,838
		Series - 2016 3 (Class D)
2,500,000	g,i	Anchorage Capital Ltd	2.420	04/15/27	2,506,100
		Series - 2015 6A (Class A1)
1,685,977	i	Asset Backed Securities Corp Home Equity Loan Trust	1.183	03/25/35	1,656,775
		Series - 2005 HE1 (Class M1)
393,673	i	Asset Backed Securities Corp Home Equity Loan Trust	1.461	04/25/35	392,840
		Series - 2005 HE3 (Class M3)
125,144	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	125,214
		Series - 2005 HE7 (Class M2)
666,667	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	668,459
		Series - 2011 5A (Class B)
4,520,000	g	Avis Budget Rental Car Funding AESOP LLC	2.100	03/20/19	4,524,312
		Series - 2012 3A (Class A)
186

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$6,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040%	03/20/19	$6,023,044
		Series - 2012 3A (Class B)
2,699,000	g	Avis Budget Rental Car Funding AESOP LLC	1.920	09/20/19	2,685,107
		Series - 2013 1A (Class A)
5,000,000	g	Avis Budget Rental Car Funding AESOP LLC	2.970	02/20/20	5,050,691
		Series - 2013 2A (Class A)
3,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.780	06/20/22	2,995,324
		Series - 2016 1A (Class B)
5,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.360	11/20/22	4,884,226
		Series - 2016 2A (Class B)
3,500,000	g	Avis Budget Rental Car Funding AESOP LLC	4.830	11/20/22	3,421,446
		Series - 2016 2A (Class C)
1,752,455	i	Bear Stearns Asset Backed Securities Trust	1.246	07/25/35	1,730,104
		Series - 2005 SD3 (Class 1A)
1,670,287	i	Bear Stearns Asset Backed Securities Trust	1.156	02/25/36	1,607,283
		Series - 2006 EC2 (Class M1)
5,000,000	g,i	BlueMountain CLO 2012-2 Ltd	2.304	11/20/28	5,000,255
		Series - 2012 2A (Class AR)
2,750,000	g,i	Callidus Debt Partners Ltd	6.882	10/23/21	2,714,794
		Series - 2007 6A (Class D)
5,000,000	g,i	Canyon Capital	2.253	12/15/20	4,825,692
		Series - 2006 1A (Class D)
1,100,000		Capital Auto Receivables Asset Trust	3.160	11/20/20	1,108,202
		Series - 2015 2 (Class D)
2,250,000		Capital Auto Receivables Asset Trust	2.420	06/21/21	2,218,952
		Series - 2016 2 (Class C)
3,000,000		Capital Auto Receivables Asset Trust	3.160	11/20/23	2,995,348
		Series - 2016 2 (Class D)
1,676,216	g	Capital Automotive REIT	4.700	07/15/42	1,686,081
		Series - 2012 1A (Class A)
5,000,000	g	Capital Automotive REIT	3.660	10/15/44	4,853,151
		Series - 2014 1A (Class A)
1,500,000	g	Carlyle Global Market Strategies CLO 2013-3 Ltd	3.530	07/15/25	1,498,639
		Series - 2013 3A (Class A2B)
9,699,862	g,i	CBRE Realty Finance	1.168	04/07/52	3,599,028
		Series - 2007 1A (Class A2)
1,297,003	i,m	CCR, Inc	1.109	07/10/17	1,292,723
		Series - 2010 CX (Class C)
797,619	g	CCR, Inc	4.750	07/10/22	804,646
		Series - 2012 CA (Class C)
71,532		Centex Home Equity	5.540	01/25/32	71,435
		Series - 2002 A (Class AF6)
389,175	i	Countrywide Asset-Backed Certificates	5.216	10/25/17	387,671
		Series - 2002 S4 (Class A5)
4,912,500	g	DB Master Finance LLC	3.262	02/20/45	4,918,940
		Series - 2015 1A (Class A2I)
4,074,000	g	Domino’s Pizza Master Issuer LLC	5.216	01/25/42	4,155,329
		Series - 2012 1A (Class A2)
1,980,000	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	1,959,408
		Series - 2015 1A (Class A2I)
697,110	i	First Frankin Mortgage Loan Trust	0.996	01/25/36	693,045
		Series - 2006 FF1 (Class 2A3)
187

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$60,537	g,i	GMAC Mortgage Corp Loan Trust	1.334%	02/25/31	$60,404
		Series - 2004 VF1 (Class A1)
13	i	Greenpoint Mortgage Funding Trust	0.576	04/25/47	13
		Series - 2007 AR2 (Class 1A1)
1,181,583	i	GSAMP Trust	0.980	05/25/34	1,096,820
		Series - 2004 HE1 (Class M1)
2,583,983	i	GSAMP Trust	0.607	02/25/36	2,542,761
		Series - 2006 NC1 (Class A2)
4,999,731	i	GSAMP Trust	1.246	07/25/45	4,844,440
		Series - 2005 HE4 (Class M2)
5,000,000	g	HERO Residual Funding 2016 - R	4.500	09/21/42	4,950,395
		Series - 2016 1R (Class A1)
4,020,000	g	Hertz Vehicle Financing LLC	1.830	08/25/19	3,991,550
		Series - 2013 1A (Class A2)
4,000,000	g	Hertz Vehicle Financing LLC	2.320	03/25/20	3,972,447
		Series - 2016 1A (Class A)
6,000,000	g	Hertz Vehicle Financing LLC	3.110	07/25/20	5,955,043
		Series - 2016 3A (Class B)
2,000,000	g	Hertz Vehicle Financing LLC	4.430	07/25/20	1,998,082
		Series - 2016 3A (Class C)
2,870,277	i	Home Equity Mortgage Loan Asset-Backed Trust	1.126	10/25/35	2,831,799
		Series - 2005 C (Class AII3)
2,413,001	i	Lehman XS Trust	1.316	08/25/35	2,333,135
		Series - 2005 2 (Class 1A1)
471,542	i	Lehman XS Trust	1.006	02/25/36	450,781
		Series - 2006 1 (Class 1A1)
2,118,445	i	MASTR Asset Backed Securities Trust	0.605	10/25/35	2,101,430
		Series - 2005 HE2 (Class M1)
1,125,000	i	MASTR Asset Backed Securities Trust	5.648	11/25/35	1,106,558
		Series - 2005 AB1 (Class A4)
3,689,068	g	MVW Owner Trust	2.640	12/20/33	3,634,199
		Series - 2016 1A (Class B)
5,000,000	g,i	Navistar Financial Dealer Note Master Owner Trust II	2.106	09/27/21	5,013,407
		Series - 2016 1 (Class A)
5,674,036	i	NovaStar Mortgage Funding Trust	1.650	09/25/33	5,627,560
		Series - 2003 2 (Class M1)
1,093,490		Oakwood Mortgage Investors, Inc	5.410	11/15/32	1,113,690
		Series - 2002 C (Class A1)
656,923	g	OneMain Direct Auto Receivables Trust	2.040	01/15/21	658,010
		Series - 2016 1A (Class A)
681,847	g	Orange Lake Timeshare Trust	3.030	07/09/29	679,544
		Series - 2014 AA (Class B)
1,004,794	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.536	01/25/36	1,001,445
		Series - 2005 WCH1 (Class M2)
469,293	i	Renaissance Home Equity Loan Trust	5.392	07/25/34	471,093
		Series - 2004 2 (Class AF4)
32,667	i	Residential Asset Mortgage Products, Inc	5.470	09/25/33	33,517
		Series - 2003 RZ5 (Class A7)
31,412	i	Residential Asset Securities Corp	6.489	10/25/30	32,056
		Series - 2001 KS2 (Class AI6)
2,850,000	i	Residential Funding Mortgage Securities II, Inc	6.130	09/25/35	2,927,155
		Series - 2005 HI3 (Class M5)
188

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$81,639	i	Residential Funding Mortgage Securities II, Inc	6.010%	02/25/36	$82,089
		Series - 2006 HI1 (Class M1)
3,273,416	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	3,420,225
		Series - 2006 HI1 (Class M2)
1,000,000	g,i	Sanders Re Ltd	4.497	05/05/17	999,700
		Series - 2013 144A (Class )
800,000		Santander Drive Auto Receivables Trust	1.960	05/15/20	801,769
		Series - 2015 5 (Class B)
4,000,000		Santander Drive Auto Receivables Trust	2.660	11/15/21	4,009,334
		Series - 2016 2 (Class C)
800,000		Santander Drive Auto Receivables Trust	2.740	12/15/21	806,157
		Series - 2015 5 (Class C)
5,000,000		Santander Drive Auto Receivables Trust	3.090	04/15/22	5,074,106
		Series - 2016 1 (Class C)
3,800,000		Santander Drive Auto Receivables Trust	3.390	04/15/22	3,826,926
		Series - 2016 2 (Class D)
245,816	i	Saxon Asset Securities Trust	6.120	11/25/30	262,979
		Series - 2002 2 (Class AF6)
987,522	i	Securitized Asset Backed Receivables LLC	0.747	10/25/35	978,300
		Series - 2005 OP2 (Class A2C)
10,000,000	g,i	Shackleton II CLO Ltd	2.064	10/20/23	9,999,472
		Series - 2012 2A (Class A1R)
5,000,000	g	Shackleton II CLO Ltd	3.010	10/20/23	4,999,548
		Series - 2012 2A (Class B2R)
81,006	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	81,142
		Series - 2012 2A (Class B)
1,010,319	g	Sierra Timeshare Receivables Funding LLC	2.430	06/20/32	1,009,168
		Series - 2015 2A (Class A)
3,987,340	g	Sierra Timeshare Receivables Funding LLC	2.580	09/20/32	3,965,949
		Series - 2015 3A (Class A)
1,014,590	g	Sierra Timeshare Receivables Funding LLC	3.080	09/20/32	1,020,605
		Series - 2015 3A (Class B)
3,854,725	g	Sierra Timeshare Receivables Funding LLC	2.330	07/20/33	3,783,741
		Series - 2016 2A (Class A)
3,854,725	g	Sierra Timeshare Receivables Funding LLC	2.780	07/20/33	3,805,094
		Series - 2016 2A (Class B)
769,855	g	SolarCity LMC	4.800	11/20/38	722,368
		Series - 2013 1 (Class A)
865,634	g	SolarCity LMC	4.590	04/20/44	816,226
		Series - 2014 1 (Class A)
1,380,733	g	SolarCity LMC	4.020	07/20/44	1,300,909
		Series - 2014 2 (Class A)
6,588,959	g	SpringCastle America Funding LLC	3.050	04/25/29	6,621,904
		Series - 2016 AA (Class A)
1,986,629	i	Structured Asset Securities Corp Mortgage Loan Trust	2.117	04/25/35	1,871,883
		Series - 2005 7XS (Class 2A1A)
404,914	i	Structured Asset Securities Corp Mortgage Loan Trust	0.481	02/25/36	404,753
		Series - 2006 WF1 (Class A5)
7,980,000	g	Taco Bell Funding LLC	3.832	05/25/46	8,008,928
		Series - 2016 1A (Class A2I)
4,000,000	g,i	Vitality Re IV Ltd	3.247	01/09/17	3,996,800
		Series - 2013 IV B (Class )
2,500,000	g,i	Voya Ltd	2.032	04/25/25	2,497,658
		Series - 2013 2A (Class A1)
189

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$337,534	g,m	Wachovia Amortization Controlled Heloc NIM	5.683%	08/12/47	$342,368
		Series - 2006 N1 (Class N1)
54,218	g,i	Wachovia Loan Trust	1.116	05/25/35	53,339
		Series - 2005 SD1 (Class A)
6,912,500	g	Wendys Funding LLC	3.371	06/15/45	6,901,965
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED			243,980,063

OTHER MORTGAGE BACKED - 9.3%
2,454,654	i	Adjustable Rate Mortgage Trust	1.806	05/25/35	2,279,295
		Series - 2005 1 (Class 5M1)
3,262,729	i	American Home Mortgage Investment Trust	2.758	10/25/34	3,176,086
		Series - 2004 3 (Class 4A)
1,000,000	i	Banc of America Commercial Mortgage Trust	5.667	05/10/45	995,604
		Series - 2006 2 (Class C)
10,000,000		Banc of America Commercial Mortgage Trust	3.019	07/15/49	9,977,693
		Series - 2016 UB10 (Class ASB)
4,000,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	3,686,846
		Series - 2007 4 (Class E)
7,500,000	i	Banc of America Commercial Mortgage Trust	5.971	02/10/51	7,060,562
		Series - 2007 5 (Class AJ)
750,000	g,i	Banc of America Commercial Mortgage Trust	6.000	02/10/51	731,678
		Series - 2007 4 (Class D)
2,174,077	g,i	Banc of America Large Loan, Inc	5.965	02/15/51	2,171,926
		Series - 2010 UB3 (Class A4B3)
2,226,000	i	Bear Stearns Commercial Mortgage Securities Trust	5.920	09/11/42	2,241,467
		Series - 2007 T28 (Class AJ)
4,500,000		CD Mortgage Trust	2.622	08/10/49	4,398,945
		Series - 2016 CD1 (Class ASB)
386,193		Citicorp Mortgage Securities, Inc	5.500	07/25/35	372,703
		Series - 2005 4 (Class 1A7)
10,000,000		Citigroup Commercial Mortgage Trust	3.003	05/10/49	9,952,836
		Series - 2016 C1 (Class AAB)
365,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	369,817
		Series - 2007 C3 (Class AM)
16,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	16,687,164
		Series - 2007 C3 (Class AJ)
9,044,000		COMM Mortgage Trust	2.972	10/10/49	8,941,407
		Series - 2016 COR1 (Class ASB)
5,000,000	g,i	COMM Mortgage Trust	1.354	12/10/49	4,878,792
		Series - 2007 C9 (Class AJFL)
4,265,000	i	Commercial Mortgage Trust	6.147	12/10/49	4,209,851
		Series - 2007 GG11 (Class B)
1,728,365	i	Connecticut Avenue Securities	2.256	07/25/25	1,731,595
		Series - 2015 C03 (Class 1M1)
965,275		Countrywide Alternative Loan Trust	5.000	04/25/20	951,285
		Series - 2005 6CB (Class 2A1)
992,782	i	Countrywide Alternative Loan Trust	0.974	07/20/35	882,688
		Series - 2005 24 (Class 4A1)
1,092,884	i	Countrywide Home Loan Mortgage Pass Through Trust	3.094	11/20/34	1,047,128
		Series - 2004 HYB6 (Class A2)
133,816		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	131,961
		Series - 2005 17 (Class 1A10)
190

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$90,000	i	Credit Suisse Commercial Mortgage Trust	5.903%	09/15/39	$90,188
		Series - 2007 C4 (Class A1AJ)
6,000,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	6,013,258
		Series - 2007 C4 (Class AJ)
10,000,000	i	Credit Suisse Commercial Mortgage Trust	5.953	09/15/39	10,174,535
		Series - 2007 C4 (Class A1AM)
8,000,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	7,967,530
		Series - 2007 C2 (Class AJ)
2,083,000	g,i	DBUBS Mortgage Trust	5.345	08/10/44	2,280,582
		Series - 2011 LC3A (Class B)
6,509,100		GS Mortgage Securities Trust	5.622	11/10/39	5,575,226
		Series - 2006 GG8 (Class AJ)
964,570		GSR Mortgage Loan Trust	6.000	01/25/35	974,175
		Series - 2005 1F (Class 3A3)
923,195	i	GSR Mortgage Loan Trust	0.946	08/25/46	909,269
		Series - 2006 OA1 (Class 2A1)
3,073,204	i	HomeBanc Mortgage Trust	0.662	07/25/35	3,002,159
		Series - 2005 3 (Class A1)
237,294	i	Impac CMB Trust	1.416	03/25/35	217,777
		Series - 2004 11 (Class 2A1)
2,100,694	i	Impac CMB Trust	1.006	05/25/35	1,886,530
		Series - 0 4 (Class 1A1B)
2,003,971	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	2,002,423
		Series - 2005 LDP2 (Class C)
310,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.397	07/15/46	333,352
		Series - 2011 C4 (Class C)
10,000,000		JP Morgan Chase Commercial Mortgage Securities Trust	2.713	08/15/49	9,849,684
		Series - 2016 JP2 (Class ASB)
1,717,512	i	JP Morgan Mortgage Trust	3.137	11/25/33	1,741,340
		Series - 2006 A2 (Class 5A3)
1,249,780	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	1,251,848
		Series - 2006 C4 (Class B)
2,646,249	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	2,645,279
		Series - 2006 C3 (Class C)
2,000,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	1,996,530
		Series - 2007 C1 (Class C)
3,000,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	2,986,468
		Series - 2007 C1 (Class D)
1,037,630		Lehman Mortgage Trust	5.500	11/25/35	964,357
		Series - 2005 1 (Class 2A4)
4,116,361	g,i	LVII Resecuritization Trust	3.417	07/25/47	4,126,652
		Series - 2015 A (Class A)
75,000	i	Merrill Lynch Mortgage Trust	6.263	02/12/51	76,666
		Series - 0 C1 (Class AJA)
5,455,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	5,486,691
		Series - 2007 6 (Class AM)
3,149,500	i	Morgan Stanley Capital I Trust	0.860	02/25/35	2,985,621
		Series - 2005 WMC2 (Class M3)
458,756	g,i	Morgan Stanley Capital I Trust	6.076	08/12/41	457,966
		Series - 2006 T23 (Class B)
2,241,300	i	Morgan Stanley Capital I Trust	5.389	11/12/41	2,243,967
		Series - 2006 HQ10 (Class AJ)
191

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,040,000	i	Morgan Stanley Capital I Trust	5.832%	07/12/44	$1,039,008
		Series - 2006 HQ9 (Class B)
1,830,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	1,826,752
		Series - 2006 HQ9 (Class C)
1,500,000	i	Morgan Stanley Capital I Trust	5.861	04/12/49	1,488,269
		Series - 2007 HQ12 (Class C)
9,000,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	8,304,206
		Series - 2007 IQ15 (Class AJ)
10,000,000		Morgan Stanley Capital I Trust	2.606	08/15/49	9,738,675
		Series - 2016 UB11 (Class ASB)
4,000,000	i	Morgan Stanley Capital I Trust	6.095	12/12/49	3,665,165
		Series - 2007 IQ16 (Class AJFX)
2,000,000	g,i	Mountain View CLO II Ltd	1.274	01/12/21	1,980,695
		Series - 2006 2A (Class B)
2,215,177	i	Option One Mortgage Loan Trust	0.950	05/25/34	2,070,250
		Series - 2004 2 (Class M1)
238,114	i	RALI Trust	1.056	01/25/35	227,638
		Series - 2005 QA1 (Class A1)
1,394,567	i	Structured Adjustable Rate Mortgage Loan Trust	1.096	08/25/35	1,346,566
		Series - 2005 16XS (Class A1)
5,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	3.606	04/25/28	5,144,297
		Series - 2015 DNA3 (Class M2)
1,418,947	i	Structured Agency Credit Risk Debt Note (STACR)	2.006	10/25/28	1,420,670
		Series - 2016 DNA2 (Class M1)
1,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.956	10/25/28	1,012,618
		Series - 2016 DNA2 (Class M2)
3,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	9.356	03/25/29	2,967,285
		Series - 2016 DNA4 (Class B)
937,681	g,i	Terwin Mortgage Trust	1.536	03/25/35	918,053
		Series - 2005 3SL (Class M1)
6,000,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.907	12/15/43	5,969,047
		Series - 2007 C30 (Class AMFL)
471,000	i	Wachovia Bank Commercial Mortgage Trust	5.413	12/15/43	475,327
		Series - 2007 C30 (Class AJ)
3,812,546	i	Wachovia Bank Commercial Mortgage Trust	5.594	01/15/45	3,716,584
		Series - 2006 C23 (Class F)
13,250,000	i	Wachovia Bank Commercial Mortgage Trust	5.825	07/15/45	13,412,975
		Series - 2006 C27 (Class AJ)
6,650,000	i	Wachovia Bank Commercial Mortgage Trust	5.942	05/15/46	6,665,360
		Series - 2007 C34 (Class AJ)
3,000,000	i	Wachovia Bank Commercial Mortgage Trust	6.214	05/15/46	2,983,695
		Series - 2007 C34 (Class B)
100,000	i	Wachovia Bank Commercial Mortgage Trust	6.219	05/15/46	99,061
		Series - 2007 C34 (Class C)
6,440,000	i	Wachovia Bank Commercial Mortgage Trust	5.652	04/15/47	6,270,337
		Series - 2007 C31 (Class C)
14,875,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	15,006,965
		Series - 2007 C31 (Class AJ)
10,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	10,092,711
		Series - 2007 C32 (Class AMFX)
1,332,000	g,i	Wachovia Bank Commercial Mortgage Trust	5.715	06/15/49	266,400
		Series - 2007 C32 (Class J)
16,700,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	16,174,944
		Series - 2007 C32 (Class AJ)
192

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$9,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.750%	06/15/49	$8,635,361
		Series - 2007 C32 (Class B)
40,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	40,479
		Series - 2007 C33 (Class AM)
5,012,500	i	Wells Fargo Alternative Loan Trust	1.431	10/25/35	4,712,034
		Series - 2005 2 (Class M1)
		TOTAL OTHER MORTGAGE BACKED			302,788,829

		TOTAL STRUCTURED ASSETS			546,768,892
		(Cost $551,600,838)

		TOTAL BONDS			3,052,952,168
		(Cost $3,096,909,954)

SHARES		COMPANY
COMMON STOCKS - 0.0%

ENERGY - 0.0%
1,570	*	Pacific Exploration and Production Corp			68,675
		TOTAL ENERGY			68,675
		TOTAL COMMON STOCKS			68,675
		(Cost $304,251)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 6.8%
GOVERNMENT AGENCY DEBT - 0.2%
$4,300,000		Federal Home Loan Bank (FHLB)	0.350	02/06/17	4,297,970
		TOTAL GOVERNMENT AGENCY DEBT			4,297,970

TREASURY DEBT - 6.6%
5,500,000		United States Treasury Bill	0.296	01/05/17	5,499,890
23,200,000		United States Treasury Bill	0.282	02/02/17	23,191,833
57,400,000		United States Treasury Bill	0.305-0.408	02/09/17	57,373,596
100,000,000		United States Treasury Bill	0.320-0.353	03/02/17	99,922,000
7,200,000		United States Treasury Bill	0.392	03/23/17	7,192,102
22,000,000		United States Treasury Bill	0.501	04/27/17	21,961,852
		TOTAL TREASURY DEBT			215,141,273

		TOTAL SHORT-TERM INVESTMENTS			219,439,243
		(Cost $219,473,170)

		TOTAL INVESTMENTS - 105.3%			3,418,741,678
		(Cost $3,461,551,291)
		OTHER ASSETS & LIABILITIES, NET - (5.3)%			(172,451,271)
		NET ASSETS - 100.0%			$3,246,290,407

Abbreviation(s):
REIT	Real Estate Investment Trust
193

TIAA-CREF FUNDS - Bond Plus Fund

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2016, the aggregate value of these securities was $560,607,213 or 17.3% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond
q	In default
194

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS
HIGH-YIELD FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2016

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 6.8%

AUTOMOBILES & COMPONENTS - 0.3%
$12,005,304	i	Gates Global LLC	4.250%	07/06/21	$12,005,305
		TOTAL AUTOMOBILES & COMPONENTS			12,005,305

CAPITAL GOODS - 0.2%
4,225,087	i	Plaze, Inc	5.250	07/29/22	4,230,368
1,675,000	i	Proampac PG Borrower LLC	5.000	11/20/23	1,692,805
		TOTAL CAPITAL GOODS			5,923,173

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
13,275,000	i	SterlingBackcheck	8.750	06/19/23	12,876,750
1,656,699	i	USAGM HoldCo LLC	5.500	07/28/22	1,668,097
8,342,193	i	USAGM HoldCo LLC	5.500	07/28/22	8,399,587
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			22,944,434

CONSUMER DURABLES & APPAREL - 0.3%
11,196,959	i	Academy Ltd	5.000	07/01/22	10,340,391
		TOTAL CONSUMER DURABLES & APPAREL			10,340,391

CONSUMER SERVICES - 1.2%
497,506	i	Boyd Gaming Corp	3.772	09/15/23	502,924
13,275,000	i	CDS US Intermediate Holdings, Inc	9.250	07/10/23	12,909,937
9,999,824	i	Kindercare Education LLC	5.250	08/12/22	10,099,822
4,751,913	i	Scientific Games International, Inc	6.000	10/18/20	4,812,310
11,470,744	i	Spin Holdco, Inc	4.250	11/14/19	11,421,535
		TOTAL CONSUMER SERVICES			39,746,528

ENERGY - 1.1%
2,150,987	i	Arch Coal, Inc	10.000	10/05/21	2,178,778
10,845,000	i	California Resources Corp	11.375	12/31/21	12,019,839
4,900,000	i	Granite Acquisition, Inc	8.250	12/19/22	4,679,500
4,949,864	i	Petrochoice Holdings, Inc	6.000	08/21/22	4,974,613
13,550,000	i	Vistra Operations Co LLC	4.000	12/14/23	13,719,375
		TOTAL ENERGY			37,572,105

FOOD & STAPLES RETAILING - 0.4%
2,000,000	i	Rite Aid Corp	5.750	08/21/20	2,011,660
11,000,000	i	Rite Aid Corp	4.875	06/21/21	11,041,250
		TOTAL FOOD & STAPLES RETAILING			13,052,910

INSURANCE - 0.2%
4,800,000	i	Asurion LLC	8.500	03/03/21	4,875,024
3,431,598	i	USI, Inc	4.250	12/27/19	3,445,908
		TOTAL INSURANCE			8,320,932
195

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
MATERIALS - 0.3%
$12,000,000	i	Solenis International LP	7.750%	07/29/22	$11,730,000
		TOTAL MATERIALS			11,730,000

MEDIA - 0.2%
8,540,889	i	Time, Inc	4.250	04/26/21	8,567,622
		TOTAL MEDIA			8,567,622

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
10,972,262	i	NBTY, Inc	5.000	05/05/23	11,051,152
4,641,224	i	Vizient, Inc	5.000	02/11/23	4,703,602
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			15,754,754

REAL ESTATE - 0.3%
7,830,002	i	DTZ US Borrower LLC	4.250	11/04/21	7,867,195
1,502,128	i	DTZ US Borrower LLC	9.250	11/04/22	1,502,128
		TOTAL REAL ESTATE			9,369,323

SOFTWARE & SERVICES - 0.7%
12,000,000	i	Mitchell International, Inc	8.500	10/11/21	11,856,000
10,192,885	i	ProQuest LLC	5.750	10/24/21	10,243,849
		TOTAL SOFTWARE & SERVICES			22,099,849

TELECOMMUNICATION SERVICES - 0.2%
5,693,549	i	Internap Network Services Corp	7.000	11/26/19	5,166,896
		TOTAL TELECOMMUNICATION SERVICES			5,166,896

UTILITIES - 0.2%
5,000,000	i	Talen Energy Supply LLC	6.000	10/18/23	5,062,500
		TOTAL UTILITIES			5,062,500

		TOTAL BANK LOAN OBLIGATIONS			227,656,722
		(Cost $227,319,123)

BONDS - 85.2%

CORPORATE BONDS - 85.2%

AUTOMOBILES & COMPONENTS - 1.3%
2,350,000	g	Adient Global Holdings Ltd	4.875	08/15/26	2,303,000
3,600,000	g	Allison Transmission, Inc	5.000	10/01/24	3,636,000
7,500,000	g	Dana Financing Luxembourg Sarl	6.500	06/01/26	7,837,500
14,057,000	g	Gates Global LLC	6.000	07/15/22	13,747,746
2,875,000		Goodyear Tire & Rubber Co	5.000	05/31/26	2,861,890
1,100,000	g,o	IHO Verwaltungs GmbH	4.125	09/15/21	1,111,000
1,100,000	g,o	IHO Verwaltungs GmbH	4.500	09/15/23	1,075,250
1,100,000	g,o	IHO Verwaltungs GmbH	4.750	09/15/26	1,061,500
7,550,000	g	Schaeffler Finance BV	4.750	05/15/23	7,663,250
3,000,000		Tenneco, Inc	5.000	07/15/26	2,943,750
825,000	g	ZF North America Capital, Inc	4.500	04/29/22	850,781
1,800,000	g	ZF North America Capital, Inc	4.750	04/29/25	1,831,500
		TOTAL AUTOMOBILES & COMPONENTS			46,923,167
196

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANKS - 2.2%
$3,500,000	g,i	BNP Paribas S.A.	7.375%	12/30/49	$3,521,679
9,500,000	i	Citigroup, Inc	6.125	12/30/49	9,832,500
6,700,000	g,i	Credit Agricole S.A.	8.125	12/30/49	7,050,859
3,700,000	i	ING Groep NV	6.000	12/30/49	3,607,500
2,600,000	i	JPMorgan Chase & Co	7.900	12/30/49	2,692,300
4,750,000	g,i	Lloyds Banking Group plc	6.657	12/30/49	5,106,250
7,500,000	g,i	Nordea Bank AB	5.500	12/30/49	7,454,250
6,250,000		Royal Bank of Scotland Group plc	6.125	12/15/22	6,638,750
2,250,000		Royal Bank of Scotland Group plc	6.100	06/10/23	2,352,818
5,500,000		Royal Bank of Scotland Group plc	6.000	12/19/23	5,706,965
4,275,000	i	Royal Bank of Scotland Group plc	8.625	12/30/49	4,360,500
10,000,000	g,i	Societe Generale S.A.	7.375	12/30/49	9,983,200
7,750,000	g,i	Societe Generale S.A.	8.000	12/30/49	7,753,875
		TOTAL BANKS			76,061,446

CAPITAL GOODS - 1.9%
3,000,000		Anixter, Inc	5.125	10/01/21	3,120,000
8,250,000	g	Cloud Crane LLC	10.125	08/01/24	8,827,500
4,335,000	g	Huntington Ingalls Industries, Inc	5.000	12/15/21	4,508,400
3,100,000		Manitowoc Foodservice, Inc	9.500	02/15/24	3,572,750
7,925,000		Orbital ATK, Inc	5.500	10/01/23	8,162,750
4,150,000	g	SPX FLOW, Inc	5.625	08/15/24	4,181,125
4,150,000	g	SPX FLOW, Inc	5.875	08/15/26	4,150,000
14,130,000	g	Stena AB	7.000	02/01/24	12,514,235
5,000,000		TransDigm, Inc	6.000	07/15/22	5,200,000
5,000,000		TransDigm, Inc	6.500	07/15/24	5,231,250
4,075,000	g	TransDigm, Inc	6.375	06/15/26	4,185,025
		TOTAL CAPITAL GOODS			63,653,035

COMMERCIAL & PROFESSIONAL SERVICES - 3.9%
2,500,000		AECOM	5.750	10/15/22	2,642,500
6,250,000		AECOM	5.875	10/15/24	6,672,562
1,929,000		Clean Harbors, Inc	5.250	08/01/20	1,974,814
7,925,000		Clean Harbors, Inc	5.125	06/01/21	8,104,897
14,770,000	g	Herc Rentals, Inc	7.500	06/01/22	15,563,887
20,315,000	g	Herc Rentals, Inc	7.750	06/01/24	21,356,144
5,268,750	g,o	Neovia Logistics Intermediate Holdings LLC	10.000	02/15/18	3,477,375
2,000,000	g	Ritchie Bros Auctioneers, Inc	5.375	01/15/25	2,040,000
7,825,000		RR Donnelley & Sons Co	7.875	03/15/21	8,059,750
127,000		RR Donnelley & Sons Co	7.000	02/15/22	127,635
8,650,000		RR Donnelley & Sons Co	6.500	11/15/23	8,422,938
15,025,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	13,034,188
1,013,000		United Rentals North America, Inc	7.625	04/15/22	1,066,183
16,425,000		United Rentals North America, Inc	5.500	07/15/25	16,753,500
1,175,000		United Rentals North America, Inc	5.875	09/15/26	1,208,781
1,500,000		United Rentals North America, Inc	5.500	05/15/27	1,488,750
16,000,000	g	XPO Logistics, Inc	6.500	06/15/22	16,800,000
3,325,000	g	XPO Logistics, Inc	6.125	09/01/23	3,474,625
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			132,268,529
197

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
CONSUMER DURABLES & APPAREL - 1.2%
$2,125,000	g	Hanesbrands, Inc	4.625%	05/15/24	$2,061,250
7,000,000		KB Home	4.750	05/15/19	7,140,000
5,575,000		KB Home	7.000	12/15/21	5,881,625
1,900,000		KB Home	7.625	05/15/23	1,990,250
14,500,000		Lennar Corp	4.750	04/01/21	14,971,250
1,500,000		PulteGroup, Inc	4.250	03/01/21	1,533,750
3,000,000		PulteGroup, Inc	5.500	03/01/26	2,977,500
1,800,000		Standard Pacific Corp	8.375	01/15/21	2,097,000
1,900,000		Standard Pacific Corp	5.875	11/15/24	1,928,500
		TOTAL CONSUMER DURABLES & APPAREL			40,581,125

CONSUMER SERVICES - 6.8%
6,351,000		ADT Corp	6.250	10/15/21	6,890,835
7,575,000		ADT Corp	3.500	07/15/22	7,215,187
4,000,000	g	Boyd Gaming Corp	6.375	04/01/26	4,308,000
1,750,000		GLP Capital LP	4.375	04/15/21	1,815,625
1,000,000		GLP Capital LP	5.375	04/15/26	1,042,900
3,000,000	g	Hilton Domestic Operating Co, Inc	4.250	09/01/24	2,910,000
5,000,000		International Game Technology	7.500	06/15/19	5,500,000
9,210,000	g	International Game Technology	5.625	02/15/20	9,716,550
8,035,000	g	International Game Technology	6.250	02/15/22	8,617,538
14,785,000	g	International Game Technology	6.500	02/15/25	15,856,912
2,500,000	g	Live Nation Entertainment, Inc	4.875	11/01/24	2,506,250
2,000,000		MGM Resorts International	5.250	03/31/20	2,115,000
4,250,000		MGM Resorts International	6.750	10/01/20	4,728,125
11,250,000		MGM Resorts International	6.000	03/15/23	12,150,000
10,250,000		Penn National Gaming, Inc	5.875	11/01/21	10,685,625
13,700,000	g	Pinnacle Entertainment, Inc	5.625	05/01/24	13,734,250
52,225,000	g	Prime Security Services Borrower LLC	9.250	05/15/23	56,859,969
4,000,000		Scientific Games International, Inc	6.250	09/01/20	3,400,000
14,500,000	g	Scientific Games International, Inc	7.000	01/01/22	15,551,250
16,000,000		Scientific Games International, Inc	10.000	12/01/22	15,920,000
8,750,000	g	ServiceMaster Co LLC	5.125	11/15/24	8,881,250
2,500,000	g	Six Flags Entertainment Corp	4.875	07/31/24	2,468,750
4,665,000		Speedway Motorsports, Inc	5.125	02/01/23	4,653,338
13,000,000	g	Wynn Las Vegas LLC	5.500	03/01/25	12,896,000
		TOTAL CONSUMER SERVICES			230,423,354

DIVERSIFIED FINANCIALS - 5.1%
5,950,000		AerCap Ireland Capital Ltd	5.000	10/01/21	6,254,937
6,500,000		AerCap Ireland Capital Ltd	4.625	07/01/22	6,695,000
4,750,000		Aircastle Ltd	5.000	04/01/23	4,845,000
5,000,000		Ally Financial, Inc	3.250	02/13/18	5,025,000
6,000,000		Ally Financial, Inc	4.750	09/10/18	6,180,000
5,000,000		Ally Financial, Inc	4.125	02/13/22	4,956,250
3,000,000	g	CIT Group, Inc	5.500	02/15/19	3,165,000
5,000,000		CIT Group, Inc	3.875	02/19/19	5,106,250
5,600,000	g,i	Credit Suisse Group AG.	6.250	12/30/49	5,449,175
831,000		General Motors Acceptance Corp LLC	8.000	11/01/31	961,883
198

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$10,000,000		GMAC, Inc	8.000%	11/01/31	$11,599,200
5,000,000		Icahn Enterprises LP	6.000	08/01/20	5,106,250
11,425,000		Icahn Enterprises LP	5.875	02/01/22	11,339,313
8,000,000		International Lease Finance Corp	6.250	05/15/19	8,600,000
3,600,000		International Lease Finance Corp	8.250	12/15/20	4,194,000
2,000,000		International Lease Finance Corp	4.625	04/15/21	2,072,500
5,000,000		International Lease Finance Corp	5.875	08/15/22	5,425,000
3,550,000	g	Lincoln Finance Ltd	7.375	04/15/21	3,780,750
11,325,000		Navient Corp	5.500	01/15/19	11,749,687
13,100,000		Navient Corp	4.875	06/17/19	13,558,500
8,330,000		Navient Corp	6.625	07/26/21	8,808,975
9,500,000		Navient Corp	7.250	09/25/23	9,761,250
8,000,000		Navient Corp	6.125	03/25/24	7,770,000
11,200,000		NewStar Financial, Inc	7.250	05/01/20	11,144,000
8,750,000	g	Onex USI Acquisition Corp	7.750	01/15/21	8,925,000
		TOTAL DIVERSIFIED FINANCIALS			172,472,920

ENERGY - 16.2%
5,925,000		AmeriGas Partners LP	5.625	05/20/24	6,058,312
14,500,000		AmeriGas Partners LP	5.500	05/20/25	14,645,000
6,375,000		AmeriGas Partners LP	5.875	08/20/26	6,470,625
2,000,000		Ashland, Inc	6.875	05/15/43	2,065,000
1,034,000	q	California Resources Corp	5.000	01/15/20	850,465
2,183,000		California Resources Corp	5.500	09/15/21	1,713,655
7,580,000	g	California Resources Corp	8.000	12/15/22	6,746,200
4,151,000	q	California Resources Corp	6.000	11/15/24	3,030,230
9,460,000		Calumet Specialty Products Partners LP	6.500	04/15/21	8,017,350
4,585,000		Calumet Specialty Products Partners LP	7.625	01/15/22	3,885,787
8,600,000		Calumet Specialty Products Partners LP	7.750	04/15/23	7,138,000
1,400,000	g	Cheniere Corpus Christi Holdings LLC	7.000	06/30/24	1,515,500
12,185,000	g	Cheniere Corpus Christi Holdings LLC	5.875	03/31/25	12,432,477
10,878,000		Cloud Peak Energy Resources LLC	12.000	11/01/21	11,313,120
7,800,000		Concho Resources, Inc	6.500	01/15/22	8,070,660
2,450,000		Concho Resources, Inc	5.500	04/01/23	2,538,935
3,000,000		Concho Resources, Inc	4.375	01/15/25	2,994,030
6,500,000		Continental Resources, Inc	5.000	09/15/22	6,561,035
2,000,000		Crestwood Midstream Partners LP	6.125	03/01/22	2,050,000
4,945,000		Crestwood Midstream Partners LP	6.250	04/01/23	5,043,900
1,800,000	g	Denbury Resources, Inc	9.000	05/15/21	1,948,500
1,900,000		Denbury Resources, Inc	6.375	08/15/21	1,710,000
4,750,000		Denbury Resources, Inc	5.500	05/01/22	4,144,375
19,485,000		Dynegy, Inc	6.750	11/01/19	19,825,987
5,000,000		Dynegy, Inc	7.375	11/01/22	4,775,000
5,000,000		Dynegy, Inc	7.625	11/01/24	4,612,500
6,925,000	g	Dynegy, Inc	8.000	01/15/25	6,457,563
7,000,000		EP Energy LLC	9.375	05/01/20	6,453,090
6,030,000		EP Energy LLC	7.750	09/01/22	4,884,300
8,400,000		EP Energy LLC	6.375	06/15/23	6,636,000
14,900,000		Exterran Partners LP	6.000	04/01/21	14,453,000
9,250,000		Exterran Partners LP	6.000	10/01/22	8,972,500
13,873,000		Ferrellgas Partners LP	8.625	06/15/20	13,664,905
8,480,000		Ferrellgas Partners LP	6.500	05/01/21	8,395,200
7,500,000		Ferrellgas Partners LP	6.750	01/15/22	7,425,000
199

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$7,500,000		Ferrellgas Partners LP	6.750%	06/15/23	$7,368,750
4,375,000		Murphy Oil Corp	6.875	08/15/24	4,659,375
2,500,000		Murphy Oil USA, Inc	6.000	08/15/23	2,606,250
3,000,000		Newfield Exploration Co	5.750	01/30/22	3,161,250
3,600,000		Newfield Exploration Co	5.375	01/01/26	3,670,560
11,900,000		Oasis Petroleum, Inc	6.875	03/15/22	12,197,500
1,845,000		Oasis Petroleum, Inc	6.875	01/15/23	1,891,125
4,800,000	q	Peabody Energy Corp	6.000	11/15/18	2,940,000
5,500,000	q	Peabody Energy Corp	6.500	09/15/20	3,368,750
9,500,000	q	Peabody Energy Corp	6.250	11/15/21	5,818,750
4,750,000	g,q	Peabody Energy Corp	10.000	03/15/22	4,227,500
3,000,000	q	Peabody Energy Corp	4.750	12/15/41	502,500
2,562,000		Precision Drilling Corp	5.250	11/15/24	2,395,470
5,300,470		Precision Drilling Trust	6.625	11/15/20	5,379,977
7,335,000		Questar Market Resources, Inc	6.875	03/01/21	7,793,438
22,825,000	g	Range Resources Corp	5.750	06/01/21	23,909,188
4,000,000		Regency Energy Partners LP	5.750	09/01/20	4,322,452
3,923,000		Regency Energy Partners LP	5.875	03/01/22	4,311,573
10,835,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	11,593,450
7,500,000		Sabine Pass Liquefaction LLC	5.625	04/15/23	7,968,750
1,000,000		Sabine Pass Liquefaction LLC	5.750	05/15/24	1,072,500
12,100,000		Sabine Pass Liquefaction LLC	5.625	03/01/25	12,947,000
9,000,000		SM Energy Co	6.500	11/15/21	9,180,000
5,850,000		SM Energy Co	6.125	11/15/22	5,923,125
5,795,000		SM Energy Co	6.500	01/01/23	5,889,169
1,397,000		Suburban Propane Partners LP	7.375	08/01/21	1,445,895
10,200,000		Suburban Propane Partners LP	5.750	03/01/25	10,353,000
10,000,000		Sunoco LP	5.500	08/01/20	10,200,000
10,000,000		Sunoco LP	6.250	04/15/21	10,187,500
10,250,000		Sunoco LP	6.375	04/01/23	10,378,125
9,825,000	g	Targa Resources Partners LP	5.125	02/01/25	9,751,313
4,350,000		Tesoro Corp	5.375	10/01/22	4,513,125
20,000,000	g	Tesoro Corp	4.750	12/15/23	20,100,000
10,000,000	g	Tesoro Corp	5.125	12/15/26	10,114,000
4,800,000		Tesoro Logistics LP	5.500	10/15/19	5,076,000
2,000,000		Tesoro Logistics LP	5.875	10/01/20	2,062,500
2,450,000		Tesoro Logistics LP	6.125	10/15/21	2,572,500
2,000,000		Tesoro Logistics LP	6.250	10/15/22	2,120,000
2,450,000		Tesoro Logistics LP	6.375	05/01/24	2,621,500
5,600,000		Tesoro Logistics LP	5.250	01/15/25	5,719,000
6,300,000		Transocean, Inc	6.000	03/15/18	6,378,750
15,650,000		Transocean, Inc	8.125	12/15/21	15,650,000
1,900,000		Transocean, Inc	5.550	10/15/22	1,667,250
6,220,000		Transocean, Inc	6.800	03/15/38	4,820,500
5,650,000		Whiting Petroleum Corp	5.000	03/15/19	5,672,092
8,000,000		WPX Energy, Inc	7.500	08/01/20	8,600,000
6,750,000		WPX Energy, Inc	6.000	01/15/22	6,918,750
5,950,000		WPX Energy, Inc	8.250	08/01/23	6,649,125
		TOTAL ENERGY			546,167,528
200

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
FOOD & STAPLES RETAILING - 1.9%
$8,500,000	g	Albertsons Cos LLC	6.625%	06/15/24	$8,861,250
14,250,000	g	Albertsons Cos LLC	5.750	03/15/25	14,107,500
30,685,000	g	Fresh Market, Inc	9.750	05/01/23	26,235,675
12,960,000		Ingles Markets, Inc	5.750	06/15/23	13,316,400
		TOTAL FOOD & STAPLES RETAILING			62,520,825

FOOD, BEVERAGE & TOBACCO - 0.6%
2,120,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	2,125,300
2,130,000	g	Lamb Weston Holdings, Inc	4.875	11/01/26	2,107,369
7,150,000	g	Post Holdings, Inc	6.750	12/01/21	7,632,625
5,509,000		Smithfield Foods, Inc	6.625	08/15/22	5,811,995
1,400,000	g	TreeHouse Foods, Inc	6.000	02/15/24	1,466,500
		TOTAL FOOD, BEVERAGE & TOBACCO			19,143,789

HEALTH CARE EQUIPMENT & SERVICES - 3.3%
5,000,000		CHS/Community Health Systems	5.125	08/01/21	4,637,500
575,000		HCA Holdings, Inc	6.250	02/15/21	618,844
10,000,000		HCA, Inc	6.500	02/15/20	10,940,000
13,600,000		HCA, Inc	7.500	02/15/22	15,436,000
1,800,000		HCA, Inc	5.875	03/15/22	1,939,500
13,350,000		HCA, Inc	5.375	02/01/25	13,383,375
9,650,000		HCA, Inc	5.875	02/15/26	9,939,500
5,500,000		HCA, Inc	4.500	02/15/27	5,403,750
900,000		HCA, Inc	7.500	11/06/33	954,000
7,125,000		HealthSouth Corp	5.125	03/15/23	7,053,750
4,625,000		HealthSouth Corp	5.750	11/01/24	4,682,812
1,000,000	g	Kinetic Concepts, Inc	7.875	02/15/21	1,085,000
3,800,000	g	Kinetic Concepts, Inc	12.500	11/01/21	3,980,500
6,075,000		LifePoint Health, Inc	5.875	12/01/23	6,150,937
3,425,000	g	LifePoint Health, Inc	5.375	05/01/24	3,354,788
3,325,000		LifePoint Hospitals, Inc	5.500	12/01/21	3,458,000
7,500,000		Tenet Healthcare Corp	6.750	02/01/20	7,162,500
4,450,000		Tenet Healthcare Corp	6.000	10/01/20	4,639,125
6,000,000		Tenet Healthcare Corp	8.125	04/01/22	5,661,000
1,750,000		Tenet Healthcare Corp	6.875	11/15/31	1,349,688
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			111,830,569

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
4,800,000	g	First Quality Finance Co, Inc	4.625	05/15/21	4,752,000
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			4,752,000

MATERIALS - 8.5%
1,600,000	g	Alcoa Nederland Holding BV	6.750	09/30/24	1,736,000
1,600,000	g	Alcoa Nederland Holding BV	7.000	09/30/26	1,752,000
1,900,000		Alcoa, Inc	6.150	08/15/20	2,066,250
6,550,000		Alcoa, Inc	5.400	04/15/21	6,943,000
4,750,000		Alcoa, Inc	5.125	10/01/24	4,868,750
4,750,000		ArcelorMittal	6.500	03/01/21	5,201,250
2,750,000		ArcelorMittal	7.250	02/25/22	3,100,625
3,700,000		ArcelorMittal	8.000	10/15/39	4,060,158
5,700,000		ArcelorMittal	7.750	03/01/41	6,070,500
5,950,000	g	Belden, Inc	5.500	09/01/22	6,128,500
2,000,000	g	Belden, Inc	5.250	07/15/24	2,010,000
201

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,750,000		Berry Plastics Corp	5.500%	05/15/22	$4,940,000
17,025,000		Berry Plastics Corp	6.000	10/15/22	18,003,937
1,900,000		Berry Plastics Corp	5.125	07/15/23	1,933,250
20,000,000		Blue Cube Spinco, Inc	9.750	10/15/23	23,800,000
11,400,000		Blue Cube Spinco, Inc	10.000	10/15/25	13,765,500
10,425,000	g	Cemex SAB de C.V.	7.750	04/16/26	11,545,687
2,000,000		Crown Americas LLC	4.500	01/15/23	2,040,000
4,500,000	g	CVR Partners LP	9.250	06/15/23	4,635,000
14,400,000	g	Eldorado Gold Corp	6.125	12/15/20	14,616,000
13,700,000	g	Evolution Escrow Issuer LLC	7.500	03/15/22	12,775,250
900,000	g	FMG Resources August 2006 Pty Ltd	9.750	03/01/22	1,044,063
7,350,000	g	GCP Applied Technologies, Inc	9.500	02/01/23	8,434,125
2,500,000		Graphic Packaging International, Inc	4.125	08/15/24	2,387,500
3,220,000		Hexion US Finance Corp	8.875	02/01/18	3,203,900
15,460,000		Hexion US Finance Corp	6.625	04/15/20	13,682,100
13,200,000		Hexion US Finance Corp	9.000	11/15/20	10,296,000
1,250,000		Kaiser Aluminum Corp	5.875	05/15/24	1,293,750
11,250,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	11,728,125
1,650,000		PolyOne Corp	5.250	03/15/23	1,674,750
5,000,000	g	Standard Industries, Inc	5.125	02/15/21	5,212,500
9,500,000	g	Standard Industries, Inc	5.500	02/15/23	9,833,450
1,675,000		Steel Dynamics, Inc	5.125	10/01/21	1,746,925
650,000		Steel Dynamics, Inc	6.375	08/15/22	677,625
3,000,000	g	Steel Dynamics, Inc	5.000	12/15/26	2,988,750
2,850,000	g	Teck Resources Ltd	8.000	06/01/21	3,135,000
6,650,000		Teck Resources Ltd	6.125	10/01/35	6,467,125
9,500,000		Teck Resources Ltd	6.250	07/15/41	9,154,960
13,940,000		Tronox Finance LLC	6.375	08/15/20	13,033,900
13,370,000	g	Univar, Inc	6.750	07/15/23	13,804,525
1,000,000	g	Valvoline, Inc	5.500	07/15/24	1,035,000
4,749,000	g	Versum Materials, Inc	5.500	09/30/24	4,855,853
3,641,000	g	Westlake Chemical Corp	4.625	02/15/21	3,768,435
3,500,000	g	Westlake Chemical Corp	4.875	05/15/23	3,631,250
1,540,000	g	WR Grace & Co-Conn	5.625	10/01/24	1,617,000
		TOTAL MATERIALS			286,698,268

MEDIA - 9.2%
9,500,000	g	Altice Financing S.A.	6.500	01/15/22	9,903,750
3,550,000	g	Altice Financing S.A.	6.625	02/15/23	3,647,625
1,600,000	g	AMC Entertainment Holdings, Inc	5.875	11/15/26	1,636,000
7,500,000		AMC Entertainment, Inc	5.875	02/15/22	7,846,875
5,000,000		AMC Entertainment, Inc	5.750	06/15/25	5,112,500
1,875,000	g	CBS Radio, Inc	7.250	11/01/24	1,959,375
1,960,000		CCO Holdings LLC	6.625	01/31/22	2,031,050
20,900,000		CCO Holdings LLC	5.750	01/15/24	21,840,500
20,000,000	g	CCO Holdings LLC	5.875	04/01/24	21,350,000
4,750,000	g	CCO Holdings LLC	5.375	05/01/25	4,892,500
4,075,000		Cinemark USA, Inc	4.875	06/01/23	4,125,937
940,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	902,400
13,110,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	13,101,741
2,010,000		Clear Channel Worldwide Holdings, Inc	6.500	11/15/22	2,010,000
10,850,000	g	CSC Holdings LLC	5.500	04/15/27	10,985,625
202

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$15,000,000		DISH DBS Corp	6.750%	06/01/21	$16,275,000
6,550,000		DISH DBS Corp	5.875	07/15/22	6,893,875
4,030,000		DISH DBS Corp	5.000	03/15/23	4,009,850
12,275,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	13,257,000
1,400,000	g	Gannett Co, Inc	4.875	09/15/21	1,424,500
3,375,000	g	Gannett Co, Inc	5.500	09/15/24	3,408,750
9,450,000	g	Gray Television, Inc	5.875	07/15/26	9,379,125
7,325,000	g	LG FinanceCo Corp	5.875	11/01/24	7,434,875
825,000		Match Group, Inc	6.375	06/01/24	870,375
14,250,000	g	Neptune Finco Corp	10.125	01/15/23	16,458,750
16,150,000	g	Neptune Finco Corp	10.875	10/15/25	19,218,500
11,875,000	g	Nielsen Finance LLC	5.000	04/15/22	12,082,813
17,000,000	g	Numericable Group S.A.	6.000	05/15/22	17,446,250
9,650,000	g	Numericable-SFR S.A.	7.375	05/01/26	9,855,063
850,000		Outfront Media Capital LLC	5.250	02/15/22	881,875
1,350,000		Outfront Media Capital LLC	5.625	02/15/24	1,407,375
5,650,000		Regal Entertainment Group	5.750	06/15/23	5,768,311
750,000		Regal Entertainment Group	5.750	02/01/25	761,250
8,100,000	g	Sirius XM Radio, Inc	5.375	07/15/26	7,917,750
5,138,000		Starz LLC	5.000	09/15/19	5,189,380
18,000,000	g	Time, Inc	5.750	04/15/22	18,630,000
4,146,000	g	Univision Communications, Inc	6.750	09/15/22	4,353,300
2,425,000	g	Univision Communications, Inc	5.125	05/15/23	2,388,625
4,300,000	g	Univision Communications, Inc	5.125	02/15/25	4,111,875
3,425,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	3,476,375
6,000,000	g	Virgin Media Secured Finance plc	5.250	01/15/26	5,925,000
		TOTAL MEDIA			310,171,720

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
2,577,000	g	Endo Finance LLC	7.250	01/15/22	2,370,840
2,375,000	g	Endo Finance LLC	5.375	01/15/23	2,018,750
6,700,000	g	Endo Finance LLC	6.500	02/01/25	5,577,750
6,875,000	g	Mallinckrodt International Finance S.A.	5.750	08/01/22	6,617,188
7,342,000		Mallinckrodt International Finance S.A.	4.750	04/15/23	6,387,540
4,750,000	g	Mallinckrodt International Finance S.A.	5.625	10/15/23	4,429,375
1,900,000	g	Mallinckrodt International Finance S.A.	5.500	04/15/25	1,700,500
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			29,101,943

REAL ESTATE - 0.8%
6,300,000	g	Communications Sales & Leasing, Inc	6.000	04/15/23	6,504,750
3,800,000		Communications Sales & Leasing, Inc	8.250	10/15/23	4,028,000
5,700,000	g	Communications Sales & Leasing, Inc	7.125	12/15/24	5,757,000
2,975,000		Equinix, Inc	4.875	04/01/20	3,064,250
2,375,000		Equinix, Inc	5.375	01/01/22	2,493,750
3,975,000		Equinix, Inc	5.875	01/15/26	4,183,687
		TOTAL REAL ESTATE			26,031,437

RETAILING - 3.0%
22,800,000	g	Argos Merger Sub, Inc	7.125	03/15/23	23,256,000
9,475,000		Asbury Automotive Group, Inc	6.000	12/15/24	9,688,187
3,440,000		Dollar Tree, Inc	5.750	03/01/23	3,642,341
1,275,000		JC Penney Corp, Inc	5.650	06/01/20	1,257,469
203

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,800,000	g	JC Penney Corp, Inc	5.875%	07/01/23	$5,981,250
3,000,000		JC Penney Corp, Inc	6.375	10/15/36	2,523,750
6,650,000		L Brands, Inc	6.875	11/01/35	6,783,000
9,550,000		L Brands, Inc	6.750	07/01/36	9,669,375
19,570,000		Men’s Wearhouse, Inc	7.000	07/01/22	19,178,600
5,670,000		Penske Automotive Group, Inc	5.375	12/01/24	5,655,825
7,145,000		Penske Automotive Group, Inc	5.500	05/15/26	7,055,688
5,000,000		Sonic Automotive, Inc	7.000	07/15/22	5,237,500
		TOTAL RETAILING			99,928,985

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
5,000,000		Micron Technology, Inc	5.500	02/01/25	4,975,000
4,500,000	g	Micron Technology, Inc	5.625	01/15/26	4,460,625
8,000,000	g	NXP BV	4.625	06/15/22	8,380,000
12,825,000	g	NXP BV	4.625	06/01/23	13,466,250
9,500,000	g	Western Digital Corp	7.375	04/01/23	10,450,000
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			41,731,875

SOFTWARE & SERVICES - 2.6%
9,500,000	g	First Data Corp	7.000	12/01/23	10,117,500
4,500,000	g	First Data Corp	5.000	01/15/24	4,523,940
6,750,000	g	First Data Corp	5.750	01/15/24	6,965,190
4,000,000	g	IMS Health, Inc	5.000	10/15/26	4,010,000
6,350,000		NCR Corp	5.875	12/15/21	6,651,625
4,750,000		NCR Corp	6.375	12/15/23	5,106,250
5,000,000	g	Open Text Corp	5.625	01/15/23	5,212,500
16,400,000	g	Open Text Corp	5.875	06/01/26	17,302,000
3,900,000	g	Sabre GLBL, Inc	5.375	04/15/23	3,978,000
2,000,000	g	Sabre GLBL, Inc	5.250	11/15/23	2,053,740
14,000,000	g	Sixsigma Networks Mexico S.A. de C.V.	8.250	11/07/21	13,160,000
8,400,000		SS&C Technologies Holdings, Inc	5.875	07/15/23	8,704,500
		TOTAL SOFTWARE & SERVICES			87,785,245

TECHNOLOGY HARDWARE & EQUIPMENT - 1.9%
3,500,000	g	CommScope, Inc	5.000	06/15/21	3,605,000
23,700,000	g	CommScope, Inc	6.000	06/15/25	25,122,000
6,650,000	g	Diamond Finance Corp	5.875	06/15/21	7,073,020
4,750,000	g	Diamond Finance Corp	5.450	06/15/23	5,033,366
6,575,000	g	Diamond Finance Corp	7.125	06/15/24	7,296,422
4,750,000	g	Diamond Finance Corp	6.020	06/15/26	5,138,977
4,750,000	g	Diamond Finance Corp	8.350	07/15/46	5,839,631
3,575,000		Zebra Technologies Corp	7.250	10/15/22	3,887,813
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			62,996,229

TELECOMMUNICATION SERVICES - 7.0%
18,900,000	g	Altice Luxembourg S.A.	7.750	05/15/22	20,175,750
6,000,000		CenturyLink, Inc	6.450	06/15/21	6,315,000
7,300,000		CenturyLink, Inc	5.800	03/15/22	7,461,549
2,750,000		Citizens Communications Co	9.000	08/15/31	2,344,375
9,400,000		Frontier Communications Corp	8.500	04/15/20	9,870,000
14,095,000		Frontier Communications Corp	8.875	09/15/20	15,011,175
204

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,750,000		Frontier Communications Corp	10.500%	09/15/22	$4,993,675
3,225,000		Frontier Communications Corp	7.125	01/15/23	2,918,625
5,225,000		Frontier Communications Corp	11.000	09/15/25	5,394,812
9,600,000	g	Level 3 Financing, Inc	5.250	03/15/26	9,504,000
8,257,000		Sprint Capital Corp	6.875	11/15/28	8,153,787
8,525,000		Sprint Capital Corp	8.750	03/15/32	9,377,500
18,975,000		Sprint Corp	7.250	09/15/21	20,160,937
6,900,000		Sprint Corp	7.875	09/15/23	7,365,750
19,950,000		Sprint Corp	7.625	02/15/25	20,972,438
11,400,000	g	Sprint Nextel Corp	7.000	03/01/20	12,369,000
9,300,000	g	Telecom Italia S.p.A	5.303	05/30/24	9,067,500
4,750,000		T-Mobile USA, Inc	6.125	01/15/22	5,011,250
15,600,000		T-Mobile USA, Inc	6.731	04/28/22	16,302,000
525,000		T-Mobile USA, Inc	6.836	04/28/23	562,406
8,100,000		T-Mobile USA, Inc	6.500	01/15/24	8,687,250
8,865,000		T-Mobile USA, Inc	6.000	04/15/24	9,341,494
6,950,000		T-Mobile USA, Inc	6.375	03/01/25	7,427,813
14,250,000		Windstream Corp	7.750	10/01/21	14,649,000
2,000,000		Windstream Corp	7.500	04/01/23	1,925,000
		TOTAL TELECOMMUNICATION SERVICES			235,362,086

TRANSPORTATION - 3.3%
12,050,000	g	American Airlines Group, Inc	4.625	03/01/20	12,200,625
5,700,000	g	Bombardier, Inc	7.750	03/15/20	5,999,250
4,500,000	g	Bombardier, Inc	6.000	10/15/22	4,230,000
7,825,000	g	Bombardier, Inc	6.125	01/15/23	7,460,355
14,800,000	g	Bombardier, Inc	7.500	03/15/25	14,622,696
2,525,000		Bristow Group, Inc	6.250	10/15/22	2,146,250
17,920,000		Gulfmark Offshore, Inc	6.375	03/15/22	8,870,400
6,175,000		Hertz Corp	6.250	10/15/22	5,789,062
3,325,000	g	Hertz Corp	5.500	10/15/24	2,905,219
16,250,000	g	KLX, Inc	5.875	12/01/22	16,737,500
3,750,000	g	Meccanica Holdings USA, Inc	6.250	07/15/19	4,012,500
1,800,000	g	Meccanica Holdings USA, Inc	7.375	07/15/39	1,946,250
7,600,000	g	NCL Corp Ltd	4.750	12/15/21	7,595,288
15,000,000	g	Virgin Australia Holdings Ltd	7.875	10/15/21	15,075,000
		TOTAL TRANSPORTATION			109,590,395

UTILITIES - 2.3%
11,145,000		AES Corp	7.375	07/01/21	12,414,415
2,000,000		AES Corp	5.500	04/15/25	2,000,000
6,695,000	g	Calpine Corp	7.875	01/15/23	6,979,538
11,400,000	g	Calpine Corp	5.250	06/01/26	11,229,000
11,425,000	g	New Amethyst Corp	6.250	12/01/24	12,053,375
14,250,000		NGL Energy Partners LP	5.125	07/15/19	14,143,125
899,000		NRG Energy, Inc	7.875	05/15/21	937,208
5,000,000		NRG Energy, Inc	6.250	07/15/22	5,012,500
6,750,000		NRG Energy, Inc	6.625	03/15/23	6,766,875
7,000,000		NRG Energy, Inc	6.250	05/01/24	6,807,500
		TOTAL UTILITIES			78,343,536

		TOTAL CORPORATE BONDS			2,874,540,006
		(Cost $2,836,794,974)

		TOTAL BONDS			2,874,540,006
		(Cost $2,836,794,974)
205

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
SHARES		COMPANY	RATE	DATE	VALUE
COMMON STOCKS - 0.4%

ENERGY - 0.4%
155,206	*	Arch Coal, Inc			$12,113,828
		TOTAL ENERGY			12,113,828

		TOTAL COMMON STOCKS			12,113,828
		(Cost $10,864,420)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 6.8%
GOVERNMENT AGENCY DEBT - 0.7%
$21,350,000		Federal Home Loan Bank (FHLB)	0.300%	01/03/17	21,350,000
		TOTAL GOVERNMENT AGENCY DEBT			21,350,000

TREASURY DEBT - 6.1%
67,575,000		United States Treasury Bill	0.300-0.305	01/05/17	67,573,648
56,360,000		United States Treasury Bill	0.320-0.441	01/12/17	56,354,364
52,640,000		United States Treasury Bill	0.328-0.335	01/19/17	52,630,314
9,775,000		United States Treasury Bill	0.420	01/26/17	9,772,371
19,600,000		United States Treasury Bill	0.408	02/09/17	19,590,984
		TOTAL TREASURY DEBT			205,921,681

		TOTAL SHORT-TERM INVESTMENTS			227,271,681
		(Cost $227,270,849)

		TOTAL INVESTMENTS - 99.2%			3,341,582,237
		(Cost $3,302,249,366)
		OTHER ASSETS & LIABILITIES, NET - 0.8%			27,661,609
		NET ASSETS - 100.0%			$3,369,243,846

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2016, the aggregate value of these securities was $1,285,693,135 or 38.2% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond
q	In default
206

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS

INFLATION-LINKED BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2016

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BONDS - 98.0%

GOVERNMENT BONDS - 98.0%

AGENCY SECURITIES - 1.8%
$3,500,000		Private Export Funding Corp (PEFCO)	2.300%	09/15/20	$3,566,517
3,000,000		PEFCO	3.250	06/15/25	3,094,749
2,773,340		HNA 2015 LLC	2.369	09/18/27	2,745,176
9,845,000		Montefiore Medical Center	2.895	04/20/32	9,007,309
6,250,000		Reliance Industries Ltd	2.444	01/15/26	6,254,794
4,375,000		Tunisia Government AID Bonds	1.416	08/05/21	4,224,539
3,000,000		Ukraine Government AID Bonds	1.847	05/29/20	2,984,454
15,000,000		Ukraine Government AID Bonds	1.471	09/29/21	14,630,370
		TOTAL AGENCY SECURITIES			46,507,908

MORTGAGE BACKED - 0.3%
6,661,616		Government National Mortgage Association (GNMA)	3.700	10/15/33	6,980,847
		TOTAL MORTGAGE BACKED			6,980,847

U.S. TREASURY SECURITIES - 95.9%
1,304	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/17	1,307
8,698,116	k	United States Treasury Inflation Indexed Bonds	2.625	07/15/17	8,906,053
31,808,234	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/18	32,638,842
136,879,512	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/18	138,121,146
32,872,686	k	United States Treasury Inflation Indexed Bonds	1.375	07/15/18	34,110,770
37,600,012	k	United States Treasury Inflation Indexed Bonds	2.125	01/15/19	39,726,632
178,463,340	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/19	180,683,245
36,125,805	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/19	38,464,264
65,110,732	k	United States Treasury Inflation Indexed Bonds	1.375	01/15/20	68,473,897
157,925,070	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/20	159,555,804
82,676,643	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	87,311,744
77,438,804	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	81,232,144
244,261,260	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/21	245,640,848
98,595,231	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	101,731,743
97,198,086	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	97,353,700
105,112,000	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	105,367,107
73,304,700	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	72,755,061
65,436,840	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	66,014,844
74,329,413	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	75,625,717
81,440,000	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	79,995,173
53,068,080	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	52,184,019
78,677,302	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	90,325,555
87,658,940	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	87,169,452
50,864,500	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	51,303,105
71,922,531	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	81,013,179
59,496,780	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/26	57,524,343
207

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$39,564,049	k	United States Treasury Inflation Indexed Bonds	2.375%	01/15/27	$46,339,907
50,220,734	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	56,063,364
34,468,917	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	45,316,596
13,724,112	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	16,550,455
26,449,016	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	36,154,852
5,000,000		United States Treasury Note	1.000	12/31/17	5,003,645
20,000,000		United States Treasury Note	1.250	12/31/18	20,015,780
5,040,000		United States Treasury Note	0.875	04/15/19	4,993,214
4,960,000		United States Treasury Note	0.875	05/15/19	4,910,931
10,000,000		United States Treasury Note	1.125	07/31/21	9,657,250
35,000,000		United States Treasury Note	1.750	11/30/21	34,704,110
		TOTAL U.S. TREASURY SECURITIES			2,412,939,798

		TOTAL GOVERNMENT BONDS			2,466,428,553
		(Cost $2,430,028,895)

		TOTAL BONDS			2,466,428,553
		(Cost $2,430,028,895)

SHORT-TERM INVESTMENTS - 1.2%
GOVERNMENT AGENCY DEBT - 0.3%
7,650,000		Federal Home Loan Bank (FHLB)	0.300	01/03/17	7,650,000
		TOTAL GOVERNMENT AGENCY DEBT			7,650,000

TREASURY DEBT - 0.9%
20,975,000		United States Treasury Bill	0.340	01/05/17	20,974,581
		TOTAL TREASURY DEBT			20,974,581

		TOTAL SHORT-TERM INVESTMENTS			28,624,581
		(Cost $28,624,080)

		TOTAL INVESTMENTS - 99.2%			2,495,053,134
		(Cost $2,458,652,975)
		OTHER ASSETS & LIABILITIES, NET - 0.8%			20,780,658
		NET ASSETS - 100.0%			$2,515,833,792

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
208

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS

SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2016

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 3.9%

CAPITAL GOODS - 0.1%
$1,752,675	i	TransDigm, Inc	4.000%	02/28/20	$1,764,172
		TOTAL CAPITAL GOODS			1,764,172

CONSUMER DURABLES & APPAREL - 0.1%
519,381	i	Hanesbrands, Inc	3.250	04/29/22	522,788
175,000	i	Samsonite IP Holdings Sarl	4.020	08/01/23	177,625
		TOTAL CONSUMER DURABLES & APPAREL			700,413

CONSUMER SERVICES - 0.6%
544,418	i	ARAMARK Corp	3.270	09/07/19	549,524
1,480,916	i	ARAMARK Corp	3.250	02/24/21	1,493,341
225,366	i	Hilton Worldwide Finance LLC	3.500	10/26/20	227,212
2,294,614	i	Hilton Worldwide Finance LLC	3.256	10/25/23	2,319,281
3,141,480	i	KFC Holding Co	3.486	06/16/23	3,182,727
1,139,242	i	La Quinta Intermediate Holdings LLC	3.750	04/14/21	1,138,889
716,083	i	Pinnacle Entertainment, Inc	3.770	04/28/23	722,349
423,938	i	Prime Security Services Borrower LLC	4.250	05/02/22	430,085
		TOTAL CONSUMER SERVICES			10,063,408

DIVERSIFIED FINANCIALS - 0.1%
2,000,000	i	International Lease Finance Corp	3.748	03/06/21	2,012,860
497,203	i	TransUnion LLC	3.520	04/09/21	501,200
		TOTAL DIVERSIFIED FINANCIALS			2,514,060

FOOD & STAPLES RETAILING - 0.2%
2,999,896	i	Pinnacle Foods Finance LLC	3.510	01/13/23	3,046,154
		TOTAL FOOD & STAPLES RETAILING			3,046,154

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
880,362	i	Capsugel Holdings US, Inc	4.000	07/31/21	882,378
1,693,189	i	CHS/Community Health Systems	4.190	12/31/18	1,663,559
121,845	i	CHS/Community Health Systems	4.000	01/27/21	117,784
301,536	i	DaVita HealthCare Partners, Inc	3.520	06/24/21	304,099
755,696	i	HCA, Inc	4.020	03/18/23	764,515
1,024,246	i	HCA, Inc	3.520	02/15/24	1,035,932
2,946,904	i	Quintiles IMS, Inc	3.500	03/17/21	2,963,731
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			7,731,998

MATERIALS - 0.1%
800,000	i	American Builders & Contractors Supply Co, Inc	3.520	10/31/23	806,776
1,610,838	i	WR Grace & Co-Conn	2.750	02/03/21	1,618,892
		TOTAL MATERIALS			2,425,668
209

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
MEDIA - 0.9%
$2,947,328	i	AMC Entertainment, Inc	3.400%	12/15/22	$2,973,648
2,437,500	i	CBS Outdoor Americas Capital LLC	3.020	02/01/21	2,442,278
1,990,000	i	Charter Communications Operating LLC	2.755	01/14/22	1,998,716
2,987,312	i	CSC Holdings LLC	3.876	10/11/24	3,016,558
1,987,575	i	MTL Publishing LLC	3.385	08/19/22	1,998,069
1,365,199	i	Nielsen Finance LLC	3.154	10/04/23	1,379,424
287,370	i	Univision Communications, Inc	4.000	03/01/20	288,755
		TOTAL MEDIA			14,097,448

RETAILING - 0.3%
3,953,648	i	Avis Budget Car Rental LLC	3.500	03/15/22	3,975,551
992,443	i	PetSmart, Inc	4.000	03/11/22	994,924
		TOTAL RETAILING			4,970,475

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,498,732	i	Versum Materials, Inc	3.498	09/29/23	1,513,719
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,513,719

TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
2,125,000	i	Abacus Innovations Corp	3.520	08/16/23	2,144,359
1,733,048	i	Avago Technologies Cayman Finance Ltd	3.704	02/01/23	1,756,877
1,806,750	i	CommScope, Inc	3.270	12/29/22	1,822,107
1,963,959	i	GXS Group, Inc	3.270	01/16/21	1,976,234
2,938,162	i	NXP BV	3.270	01/10/20	2,944,890
52,110	i	NXP BV	3.405	12/07/20	52,345
947,151	i	Sensata Technologies BV	3.021	10/14/21	951,887
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			11,648,699

TRANSPORTATION - 0.1%
1,979,798	i	American Airlines, Inc	3.250	10/10/21	1,990,627
		TOTAL TRANSPORTATION			1,990,627

UTILITIES - 0.2%
982,506	i	Calpine Corp	3.750	01/15/24	986,083
992,500	i	Calpine Corp	3.750	05/31/23	997,125
1,001,251	i	NRG Energy, Inc	3.748	06/30/23	1,010,553
		TOTAL UTILITIES			2,993,761

		TOTAL BANK LOAN OBLIGATIONS			65,460,602
		(Cost $65,017,122)

BONDS - 86.9%

CORPORATE BONDS - 35.5%

AUTOMOBILES & COMPONENTS - 0.2%
1,125,000	g	Hyundai Capital America	2.400	10/30/18	1,129,474
1,175,000	g	Hyundai Capital America	2.000	07/01/19	1,165,412
1,000,000	g	Hyundai Capital America	1.750	09/27/19	983,707
		TOTAL AUTOMOBILES & COMPONENTS			3,278,593
210

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANKS - 10.8%
$825,000	g	ANZ New Zealand Int’l Ltd	2.125%	07/28/21	$801,936
3,400,000	g	Banco Nacional de Comercio Exterior SNC	4.375	10/14/25	3,332,000
788,000	g	Bank Nederlandse Gemeenten NV	1.375	09/27/17	788,690
3,000,000	g	Bank Nederlandse Gemeenten NV	1.250	10/29/18	2,984,544
9,350,000		Bank of America Corp	2.000	01/11/18	9,370,850
1,925,000		Bank of America Corp	2.151	11/09/20	1,898,737
10,000,000		Bank of America NA	1.650	03/26/18	10,008,000
5,000,000		Bank of America NA	1.750	06/05/18	4,999,025
5,125,000		Bank of Montreal	1.500	07/18/19	5,055,643
13,000,000		Bank of Nova Scotia	1.875	04/26/21	12,682,540
5,000,000	g	Bank of Nova Scotia	1.875	09/20/21	4,859,855
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,001,272
5,000,000		BB&T Corp	1.350	10/01/17	4,994,970
2,500,000		BDO Unibank, Inc	4.500	02/16/17	2,493,750
2,000,000	g	Caixa Economica Federal	2.375	11/06/17	1,977,000
1,500,000		Capital One Bank USA NA	1.650	02/05/18	1,496,910
7,000,000		Citigroup, Inc	1.800	02/05/18	6,997,914
2,000,000		Citigroup, Inc	1.700	04/27/18	1,995,308
300,000		Citizens Financial Group, Inc	2.375	07/28/21	293,923
3,000,000		Deutsche Bank AG	1.875	02/13/18	2,982,429
5,000,000	g	Dexia Credit Local S.A.	1.875	03/28/19	4,970,990
5,000,000	g	DNB Boligkreditt AS.	2.000	05/28/20	4,944,510
2,500,000		Fifth Third Bancorp	1.350	06/01/17	2,500,595
3,700,000		HSBC USA, Inc	1.625	01/16/18	3,693,118
6,500,000		JPMorgan Chase & Co	1.700	03/01/18	6,498,596
3,500,000		KeyBank NA	2.350	03/08/19	3,518,785
2,000,000		PNC Bank NA	1.125	01/27/17	2,000,144
5,000,000		PNC Bank NA	1.500	02/23/18	4,993,115
3,800,000		PNC Bank NA	1.850	07/20/18	3,805,996
5,000,000		Royal Bank of Canada	2.000	12/10/18	5,012,700
5,000,000		Royal Bank of Canada	1.500	07/29/19	4,934,570
3,000,000		Royal Bank of Canada	1.875	02/05/20	2,982,753
11,000,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	10,955,120
8,000,000	g	SpareBank Boligkreditt AS.	1.250	05/02/18	7,972,736
4,000,000		Sumitomo Mitsui Banking Corp	1.950	07/23/18	3,996,492
1,000,000		SunTrust Banks, Inc	1.350	02/15/17	1,000,120
2,000,000		SunTrust Banks, Inc	2.500	05/01/19	2,016,274
10,000,000		Toronto-Dominion Bank	1.450	09/06/18	9,951,760
1,500,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	1,491,206
1,500,000	g	Turkiye Halk Bankasi AS.	5.000	07/13/21	1,401,183
500,000	g	Turkiye Is Bankasi	3.875	11/07/17	501,096
1,000,000	g	Turkiye Is Bankasi	5.375	10/06/21	955,280
500,000		Union Bank NA	2.125	06/16/17	501,606
500,000		US Bancorp	1.650	05/15/17	500,707
5,000,000		Wells Fargo Bank NA	1.650	01/22/18	4,999,500
5,000,000		Westpac Banking Corp	1.600	08/19/19	4,938,200
		TOTAL BANKS			182,052,448

CAPITAL GOODS - 1.3%
3,000,000		Caterpillar Financial Services Corp	1.250	08/18/17	3,000,855
475,000		Caterpillar, Inc	1.500	06/26/17	475,606
2,000,000		Eaton Corp	1.500	11/02/17	2,001,548
211

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		John Deere Capital Corp	2.000%	01/13/17	$1,000,226
1,000,000		John Deere Capital Corp	1.400	03/15/17	1,000,992
3,200,000		John Deere Capital Corp	1.600	07/13/18	3,198,432
800,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	797,665
1,225,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	1,203,495
2,000,000		Pentair Finance S.A.	2.900	09/15/18	2,022,748
5,000,000	g	Siemens Financieringsmaatschappij NV	1.300	09/13/19	4,903,285
2,000,000	g	TSMC Global Ltd	1.625	04/03/18	1,991,918
500,000		United Technologies Corp	1.800	06/01/17	501,298
		TOTAL CAPITAL GOODS			22,098,068

COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
4,400,000		Air Lease Corp	2.125	01/15/18	4,407,515
3,000,000	g	Daimler Finance North America LLC	2.000	08/03/18	3,003,642
10,000,000	g	Daimler Finance North America LLC	1.500	07/05/19	9,834,470
5,000,000		Visa, Inc	1.200	12/14/17	4,998,965
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			22,244,592

CONSUMER DURABLES & APPAREL - 0.2%
2,025,000		Newell Rubbermaid, Inc	2.150	10/15/18	2,034,676
1,925,000		Newell Rubbermaid, Inc	2.600	03/29/19	1,945,659
		TOTAL CONSUMER DURABLES & APPAREL			3,980,335

CONSUMER SERVICES - 0.5%
2,500,000		Walt Disney Co	0.875	05/30/17	2,498,520
5,000,000		Walt Disney Co	1.650	01/08/19	5,003,730
		TOTAL CONSUMER SERVICES			7,502,250

DIVERSIFIED FINANCIALS - 5.1%
500,000		American Express Centurion Bank	6.000	09/13/17	515,439
3,000,000		American Express Credit Corp	1.550	09/22/17	3,003,237
3,400,000		American Express Credit Corp	1.875	11/05/18	3,404,294
7,500,000		American Honda Finance Corp	1.200	07/12/19	7,363,455
1,000,000	g	Bayer US Finance LLC	1.500	10/06/17	998,634
1,000,000		BNP Paribas S.A.	1.375	03/17/17	1,000,153
1,675,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,678,298
3,250,000		Ford Motor Credit Co LLC	3.000	06/12/17	3,268,860
825,000		Ford Motor Credit Co LLC	6.625	08/15/17	850,080
2,000,000		Ford Motor Credit Co LLC	1.684	09/08/17	1,996,698
2,000,000		Ford Motor Credit Co LLC	2.240	06/15/18	2,002,398
4,750,000		Ford Motor Credit Co LLC	2.551	10/05/18	4,775,816
2,750,000		General Motors Financial Co, Inc	2.625	07/10/17	2,764,817
1,000,000		General Motors Financial Co, Inc	2.400	04/10/18	1,000,933
10,000,000		General Motors Financial Co, Inc	2.400	05/09/19	9,969,480
2,000,000		Goldman Sachs Group, Inc	2.000	04/25/19	1,991,260
4,000,000		Goldman Sachs Group, Inc	2.550	10/23/19	4,027,432
5,000,000		Goldman Sachs Group, Inc	2.300	12/13/19	4,995,330
1,500,000	g	ICICI Bank Ltd	3.500	03/18/20	1,518,462
300,000		International Lease Finance Corp	3.875	04/15/18	305,625
3,300,000		Morgan Stanley	1.875	01/05/18	3,304,686
8,000,000		Morgan Stanley	2.450	02/01/19	8,052,040
1,000,000		National Rural Utilities Cooperative Finance Corp	1.100	01/27/17	999,977
212

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$8,300,000	g	Nederlandse Waterschapsbank NV	1.875%	03/13/19	$8,326,967
400,000		Sasol Financing International plc	4.500	11/14/22	397,203
1,000,000		Synchrony Financial	1.875	08/15/17	1,000,781
410,000		Toyota Motor Credit Corp	1.250	10/05/17	409,931
2,000,000		UBS AG.	1.375	08/14/17	1,999,286
3,500,000		Wells Fargo & Co	2.100	05/08/17	3,509,867
		TOTAL DIVERSIFIED FINANCIALS			85,431,439

ENERGY - 2.7%
1,600,000		BP Capital Markets plc	1.375	05/10/18	1,594,830
2,025,000		BP Capital Markets plc	1.676	05/03/19	2,010,169
1,284,000		Canadian Natural Resources Ltd	1.750	01/15/18	1,280,757
2,000,000		Chevron Corp	1.104	12/05/17	1,995,354
5,000,000		Chevron Corp	1.365	03/02/18	4,994,460
3,300,000		Ecopetrol S.A.	4.250	09/18/18	3,390,750
3,000,000		Enterprise Products Operating LLC	1.650	05/07/18	2,991,138
2,000,000	i	Enterprise Products Operating LLC	7.034	01/15/68	2,041,670
5,000,000		Exxon Mobil Corp	1.439	03/01/18	5,005,385
2,400,000		Petrobras Global Finance BV	4.875	03/17/20	2,372,880
1,775,000		Petrobras Global Finance BV	8.375	05/23/21	1,912,562
2,425,000		Petroleos Mexicanos	3.500	07/18/18	2,446,825
3,500,000	g	Petroleos Mexicanos	5.500	02/04/19	3,625,615
2,000,000	g	Petroleos Mexicanos	6.375	02/04/21	2,130,000
1,175,000	g	Petroleos Mexicanos	5.375	03/13/22	1,203,177
1,181,500		Petroleos Mexicanos	2.378	04/15/25	1,180,993
750,000		Statoil ASA	1.200	01/17/18	747,812
1,000,000		Tesoro Corp	4.250	10/01/17	1,015,000
750,000		Total Capital International S.A.	1.500	02/17/17	750,244
1,500,000		Vale Overseas Ltd	5.875	06/10/21	1,571,250
1,400,000	g	YPF S.A.	8.500	03/23/21	1,501,640
		TOTAL ENERGY			45,762,511

FOOD & STAPLES RETAILING - 0.6%
1,500,000	g	CK Hutchison International 16 Ltd	1.875	10/03/21	1,435,049
2,875,000		SYSCO Corp	1.900	04/01/19	2,864,917
2,450,000		Walgreens Boots Alliance, Inc	1.750	11/17/17	2,455,966
2,925,000		Walgreens Boots Alliance, Inc	1.750	05/30/18	2,927,477
		TOTAL FOOD & STAPLES RETAILING			9,683,409

FOOD, BEVERAGE & TOBACCO - 0.8%
5,000,000		Anheuser-Busch InBev Finance, Inc	1.900	02/01/19	5,006,060
2,000,000		Diageo Capital plc	1.125	04/29/18	1,987,160
1,650,000		JM Smucker Co	1.750	03/15/18	1,651,939
675,000		Kraft Heinz Foods Co	2.000	07/02/18	675,043
2,050,000		PepsiCo, Inc	1.000	10/13/17	2,048,532
1,350,000		PepsiCo, Inc	1.350	10/04/19	1,339,096
1,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	1,000,538
		TOTAL FOOD, BEVERAGE & TOBACCO			13,708,368

HEALTH CARE EQUIPMENT & SERVICES - 0.9%
1,000,000		McKesson Corp	1.292	03/10/17	1,000,239
213

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$6,175,000		Medtronic, Inc	1.500%	03/15/18	$6,174,290
2,875,000		Stryker Corp	2.000	03/08/19	2,875,739
5,000,000		Zimmer Holdings, Inc	2.000	04/01/18	5,005,435
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			15,055,703

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
375,000		Ecolab, Inc	1.450	12/08/17	374,606
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			374,606

INSURANCE - 1.1%
750,000		Aetna, Inc	1.500	11/15/17	749,355
3,000,000		Aetna, Inc	1.900	06/07/19	2,992,347
4,025,000		Berkshire Hathaway Finance Corp	1.300	08/15/19	3,974,313
5,000,000	g	Metropolitan Life Global Funding I	1.550	09/13/19	4,922,095
5,000,000		UnitedHealth Group, Inc	1.450	07/17/17	5,007,950
425,000		UnitedHealth Group, Inc	1.400	10/15/17	425,596
		TOTAL INSURANCE			18,071,656

MATERIALS - 0.7%
300,000		Corning, Inc	1.450	11/15/17	299,759
2,375,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	2,443,246
2,000,000		Kimberly-Clark Corp	1.400	02/15/19	1,988,108
5,000,000		Monsanto Co	1.150	06/30/17	4,996,120
2,000,000	g	Union Andina de Cementos SAA	5.875	10/30/21	2,070,000
		TOTAL MATERIALS			11,797,233

MEDIA - 0.0%
625,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	625,641
		TOTAL MEDIA			625,641

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.3%
5,000,000		Abbott Laboratories	2.350	11/22/19	5,003,420
4,800,000		AbbVie, Inc	1.800	05/14/18	4,802,899
3,400,000		Actavis Funding SCS	1.850	03/01/17	3,403,301
3,900,000		Actavis Funding SCS	2.350	03/12/18	3,922,043
900,000		Actavis Funding SCS	3.800	03/15/25	899,911
1,000,000		Amgen, Inc	1.250	05/22/17	1,000,086
1,300,000		Celgene Corp	2.125	08/15/18	1,304,995
5,000,000		Johnson & Johnson	1.125	03/01/19	4,957,995
2,500,000	g	Mylan NV	3.000	12/15/18	2,517,560
1,375,000	g	Mylan NV	2.500	06/07/19	1,367,208
5,000,000		Pfizer, Inc	1.700	12/15/19	4,992,740
1,000,000		Teva Pharmaceutical Finance Netherlands III BV	1.400	07/20/18	991,680
2,000,000		Teva Pharmaceutical Finance Netherlands III BV	1.700	07/19/19	1,964,192
2,150,000		Teva Pharmaceutical Finance Netherlands III BV	2.200	07/21/21	2,054,996
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			39,183,026

REAL ESTATE - 0.7%
2,162,000		Brandywine Operating Partnership LP	5.700	05/01/17	2,189,241
1,900,000		Brandywine Operating Partnership LP	4.950	04/15/18	1,963,825
110,000		Developers Diversified Realty Corp	4.750	04/15/18	113,116
1,329,000		ERP Operating LP	2.375	07/01/19	1,338,921
214

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$555,000		Health Care REIT, Inc	4.700%	09/15/17	$566,900
1,815,000		Health Care REIT, Inc	4.125	04/01/19	1,883,710
536,000		Highwoods Realty LP	7.500	04/15/18	571,776
1,500,000		ProLogis LP	7.375	10/30/19	1,705,469
1,000,000		Ventas Realty LP	1.250	04/17/17	999,524
		TOTAL REAL ESTATE			11,332,482

RETAILING - 0.1%
800,000		JD.com, Inc	3.125	04/29/21	790,222
		TOTAL RETAILING			790,222

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,000,000	g	Semiconductor Manufacturing International Corp	4.125	10/07/19	1,026,090
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,026,090

SOFTWARE & SERVICES - 0.6%
5,000,000		Fidelity National Information Services, Inc	2.850	10/15/18	5,086,000
5,000,000		Microsoft Corp	1.100	08/08/19	4,930,530
		TOTAL SOFTWARE & SERVICES			10,016,530

TECHNOLOGY HARDWARE & EQUIPMENT - 1.3%
5,000,000		Amphenol Corp	1.550	09/15/17	5,004,865
3,000,000		Apple, Inc	1.000	05/03/18	2,988,318
2,225,000		Apple, Inc	1.700	02/22/19	2,228,702
1,000,000		Cisco Systems, Inc	1.100	03/03/17	999,863
1,500,000		Cisco Systems, Inc	1.650	06/15/18	1,504,290
3,000,000		Cisco Systems, Inc	1.400	09/20/19	2,965,887
700,000	g	Diamond Finance Corp	3.480	06/01/19	714,384
5,000,000		Hewlett Packard Enterprise Co	2.450	10/05/17	5,027,535
475,000		Tyco Electronics Group S.A.	2.375	12/17/18	479,485
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			21,913,329

TELECOMMUNICATION SERVICES - 0.9%
1,000,000		Alibaba Group Holding Ltd	2.500	11/28/19	1,004,525
56,730,000		America Movil SAB de C.V.	6.450	12/05/22	2,480,098
1,330,000		AT&T, Inc	1.400	12/01/17	1,326,992
5,000,000		AT&T, Inc	2.300	03/11/19	5,017,270
3,050,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	3,082,754
750,000	g,q	Telemar Norte Leste S.A.	5.500	10/23/20	234,375
2,775,000		Verizon Communications, Inc	1.375	08/15/19	2,730,569
		TOTAL TELECOMMUNICATION SERVICES			15,876,583

TRANSPORTATION - 0.3%
2,245,000	g	Adani Ports & Special Economic Zone Ltd	3.500	07/29/20	2,232,213
2,200,000	g	Transnet SOC Ltd	4.000	07/26/22	2,098,028
		TOTAL TRANSPORTATION			4,330,241

UTILITIES - 3.0%
2,000,000		AerCap Ireland Capital Ltd	2.750	05/15/17	2,002,500
2,150,000		American Electric Power Co, Inc	1.650	12/15/17	2,150,587
5,000,000		Berkshire Hathaway Energy Co	1.100	05/15/17	5,000,010
215

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000		Dominion Resources, Inc	1.400%	09/15/17	$1,997,752
3,700,000		Dominion Resources, Inc	1.600	08/15/19	3,641,943
1,000,000		Duke Energy Corp	2.100	06/15/18	1,004,106
2,000,000	g	Electricite de France	1.150	01/20/17	1,999,940
2,000,000	g	Equate Petrochemical BV	3.000	03/03/22	1,903,808
1,325,000		Exelon Corp	1.550	06/09/17	1,322,566
1,000,000	g	GTH Finance BV	6.250	04/26/20	1,048,736
550,000	g	Israel Electric Corp Ltd	6.700	02/10/17	551,261
2,600,000	g	Israel Electric Corp Ltd	5.625	06/21/18	2,705,040
600,000		Kinder Morgan, Inc	2.000	12/01/17	600,876
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,524,294
1,700,000		NextEra Energy Capital Holdings, Inc	1.649	09/01/18	1,694,361
4,225,000		Northeast Utilities	1.600	01/15/18	4,214,957
1,500,000		Northeast Utilities	1.450	05/01/18	1,494,852
2,000,000		Sempra Energy	2.300	04/01/17	2,003,886
2,200,000		Sempra Energy	1.625	10/07/19	2,170,597
2,000,000		Southern Co	1.850	07/01/19	1,992,948
2,825,000		Southern Power Co	1.850	12/01/17	2,832,288
5,000,000		Southern Power Co	1.950	12/15/19	4,949,735
1,625,000		WEC Energy Group, Inc	1.650	06/15/18	1,623,253
		TOTAL UTILITIES			50,430,296

		TOTAL CORPORATE BONDS			596,565,651
		(Cost $598,243,141)

GOVERNMENT BONDS - 28.2%

AGENCY SECURITIES - 5.0%
22,500,000		Federal Home Loan Bank (FHLB)	1.000	09/26/19	22,221,270
6,875,000	g	Hospital for Special Surgery	3.500	01/01/23	7,039,443
6,000,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	6,005,640
2,000,000		PEFCO	2.250	03/15/20	2,030,232
3,000,000		PEFCO	2.300	09/15/20	3,057,015
11,485,000		Montefiore Medical Center	2.152	10/20/26	10,490,181
12,500,000		Reliance Industries Ltd	2.444	01/15/26	12,509,587
6,000,000		Ukraine Government AID Bonds	1.847	05/29/20	5,968,908
15,000,000		Ukraine Government AID Bonds	1.471	09/29/21	14,630,370
		TOTAL AGENCY SECURITIES			83,952,646

FOREIGN GOVERNMENT BONDS - 6.1%
1,500,000	g	Abu Dhabi Government International Bond	2.125	05/03/21	1,469,082
2,725,000	g	Argentine Republic Government International Bond	6.875	04/22/21	2,902,125
7,000,000	g	Bermuda Government International Bond	4.138	01/03/23	7,141,680
1,250,000		Brazilian Government International Bond	4.875	01/22/21	1,287,500
1,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.500	01/28/19	996,888
1,500,000		Colombia Government International Bond	4.375	07/12/21	1,571,250
2,000,000	g	Croatia Government International Bond	6.750	11/05/19	2,169,582
500,000	g	Dominican Republic International Bond	7.500	05/06/21	542,770
5,000,000		Export Development Canada	1.375	10/21/21	4,823,045
2,125,000		Export-Import Bank of Korea	1.750	02/27/18	2,125,132
5,000,000		Export-Import Bank of Korea	1.500	10/21/19	4,914,565
2,100,000		FMS Wertmanagement AoeR	1.125	09/05/17	2,098,480
216

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Hungary Government International Bond	4.125%	02/19/18	$511,501
11,400,000	g	Instituto de Credito Oficial	1.625	09/14/18	11,325,307
1,500,000		Japan Bank for International Cooperation	1.875	04/20/21	1,464,057
2,200,000	g	Japan Finance Organization for Municipalities	2.125	02/12/21	2,152,203
1,700,000	g	Kommunalbanken AS.	1.625	01/15/20	1,684,538
1,150,000	g	Kommunalbanken AS.	1.375	10/26/20	1,121,971
3,750,000	g	Kommunalbanken AS.	1.625	02/10/21	3,661,879
2,500,000	g	Kommuninvest I Sverige AB	1.000	01/29/18	2,489,172
1,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	1,004,578
2,000,000		Korea Development Bank	1.500	01/22/18	1,992,636
410,000	g	Korea Housing Finance Corp	1.625	09/15/18	407,276
6,700,000	g	Korea Housing Finance Corp	2.000	10/11/21	6,393,039
5,000,000		Kreditanstalt Fuer Wiederaufbau	4.375	03/15/18	5,183,150
5,000,000		Kreditanstalt Fuer Wiederaufbau	2.000	11/30/21	4,952,695
2,025,000	g	Morocco Government International Bond	4.250	12/11/22	2,065,480
1,400,000	g	Municipality Finance plc	1.125	09/16/19	1,374,156
1,450,000	g	Nacional Financiera SNC	3.375	11/05/20	1,451,812
2,000,000	g	Qatar Government International Bond	2.375	06/02/21	1,954,584
500,000		Republic of Hungary	6.250	01/29/20	546,656
350,000	g	Republic of Serbia	4.875	02/25/20	355,648
5,625,000	g	Saudi Government International Bond	2.375	10/26/21	5,459,400
625,000	g	Slovenia Government International Bond	4.125	02/18/19	648,282
2,500,000	g	Spain Government International Bond	4.000	03/06/18	2,553,095
3,525,000		Svensk Exportkredit AB	1.125	04/05/18	3,511,126
6,500,000		Svensk Exportkredit AB	1.750	03/10/21	6,373,419
		TOTAL FOREIGN GOVERNMENT BONDS			102,679,759

MORTGAGE BACKED - 0.3%
3,034		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17	3,075
1,141,015		Federal National Mortgage Association (FNMA)	1.510	06/01/17	1,140,212
1,847,816		FNMA	2.690	10/01/17	1,855,519
1,718,990		FNMA	3.000	11/01/24	1,771,606
570,196		Government National Mortgage Association (GNMA)	2.176	05/16/39	571,957
354,237		GNMA	2.120	05/16/40	355,090
		TOTAL MORTGAGE BACKED			5,697,459

MUNICIPAL BONDS - 0.3%
5,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	5,040,450
		TOTAL MUNICIPAL BONDS			5,040,450

U.S. TREASURY SECURITIES - 16.5%
30,449,605	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/20	30,764,028
12,748,500	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/21	12,820,503
6,455,000		United States Treasury Note	0.625	02/15/17	6,456,536
2,142,000		United States Treasury Note	0.500	02/28/17	2,142,197
2,520,000		United States Treasury Note	0.500	03/31/17	2,520,116
2,900,000		United States Treasury Note	0.625	06/30/17	2,899,548
7,000,000		United States Treasury Note	0.625	08/31/17	6,994,428
85,000		United States Treasury Note	0.750	10/31/17	84,921
1,140,000		United States Treasury Note	0.875	11/30/17	1,140,043
7,550,000		United States Treasury Note	1.000	12/15/17	7,557,618
217

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,070,000		United States Treasury Note	0.750%	01/31/18	$4,061,160
600		United States Treasury Note	0.875	01/31/18	600
3,200,000		United States Treasury Note	0.875	03/31/18	3,195,606
2,425,000		United States Treasury Note	0.875	05/31/18	2,419,997
3,740,000		United States Treasury Note	0.750	07/31/18	3,719,467
5,000,000		United States Treasury Note	1.375	09/30/18	5,017,920
118,718,000		United States Treasury Note	0.875	09/15/19	117,114,120
1,750,000		United States Treasury Note	1.000	10/15/19	1,730,479
55,000,000		United States Treasury Note	1.375	12/15/19	54,840,775
100		United States Treasury Note	1.250	03/31/21	98
11,300,000		United States Treasury Note	1.750	11/30/21	11,204,470
		TOTAL U.S. TREASURY SECURITIES			276,684,630

		TOTAL GOVERNMENT BONDS			474,054,944
		(Cost $477,886,277)

STRUCTURED ASSETS - 23.2%

ASSET BACKED - 3.8%
194,051	i	Aames Mortgage Trust	5.721	06/25/32	184,124
		Series - 2002 1 (Class A3)
3,663,892	i	ACE Securities Corp Home Equity Loan Trust	1.046	08/25/35	3,628,006
		Series - 2005 AG1 (Class A1B2)
167,524	i	ACE Securities Corp Home Equity Loan Trust	1.491	08/25/35	166,157
		Series - 2005 HE5 (Class M2)
333,333	g	AESOP Funding II	3.270	02/20/18	333,925
		Series - 2011 5A (Class A)
1,000,000		Ally Master Owner Trust	1.540	09/15/19	1,001,388
		Series - 2012 5 (Class A)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
2,360,368	i	Asset Backed Securities Corp Home Equity Loan Trust	1.183	03/25/35	2,319,485
		Series - 2005 HE1 (Class M1)
1,048,585	g	Capital Automotive REIT	5.610	11/15/39	1,073,162
		Series - 2011 1A (Class A)
1,968,392	i,m	CCR, Inc	1.109	07/10/17	1,961,897
		Series - 2010 CX (Class C)
9,538		Centex Home Equity	5.540	01/25/32	9,525
		Series - 2002 A (Class AF6)
111,239	i	Centex Home Equity	1.401	03/25/34	104,019
		Series - 2004 B (Class M1)
213,959	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/26/35	189,873
		Series - 2004 2 (Class 1M2)
3,938,255	i	Countrywide Asset-Backed Certificates	1.007	06/25/35	3,916,875
		Series - 2004 14 (Class M2)
2,751,000	g	DB Master Finance LLC	3.262	02/20/45	2,754,607
		Series - 2015 1A (Class A2I)
1,746,000	g	Domino’s Pizza Master Issuer LLC	5.216	01/25/42	1,780,855
		Series - 2012 1A (Class A2)
3,087,803		Entergy Louisiana Investment Recovery Funding I LLC	2.040	09/01/23	3,056,979
		Series - 2011 A (Class A1)
3,000,000		Ford Credit Auto Owner Trust	1.540	03/15/19	3,001,562
		Series - 2013 D (Class B)
218

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$7,250,000	g	Ford Credit Auto Owner Trust	2.510%	04/15/26	$7,256,684
		Series - 2014 2 (Class B)
1,000,000		Ford Credit Floorplan Master Owner Trust	2.140	09/15/19	1,003,357
		Series - 2012 5 (Class C)
1,770,000	g	Hertz Vehicle Financing LLC	3.290	03/25/18	1,774,303
		Series - 2011 1A (Class A2)
500,000	g	Hertz Vehicle Financing LLC	4.960	03/25/18	501,259
		Series - 2011 1A (Class B2)
2,000,000		Hyundai Auto Receivables Trust	2.010	06/15/21	1,994,647
		Series - 2015 B (Class B)
471,542	i	Lehman XS Trust	1.006	02/25/36	450,781
		Series - 2006 1 (Class 1A1)
208,577	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.701	09/25/34	208,678
		Series - 2004 WHQ1 (Class M1)
669,863	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.536	01/25/36	667,630
		Series - 2005 WCH1 (Class M2)
1,518,745	i	People’s Choice Home Loan Securities Trust	1.097	10/25/34	1,502,121
		Series - 2004 2 (Class M1)
4,599,095	i	RAMP	1.521	06/25/35	4,536,394
		Series - 2005 RS6 (Class M2)
1,540,622	i	RAMP	1.156	11/25/35	1,534,821
		Series - 2005 RZ4 (Class A3)
467,631	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	488,604
		Series - 2006 HI1 (Class M2)
245,816	i	Saxon Asset Securities Trust	6.120	11/25/30	262,979
		Series - 2002 2 (Class AF6)
562,329	g	Sierra Timeshare Receivables Funding LLC	2.840	11/20/28	562,598
		Series - 2012 1A (Class A)
402,544	g	Sierra Timeshare Receivables Funding LLC	2.380	03/20/29	402,606
		Series - 2012 2A (Class A)
432,046	g	Sierra Timeshare Receivables Funding LLC	2.660	08/20/29	431,769
		Series - 2012 3A (Class B)
2,983,738	g	Sierra Timeshare Receivables Funding LLC	2.420	03/20/30	2,970,779
		Series - 2014 1A (Class B)
1,043,470	g	SLM Student Loan Trust	3.480	10/15/30	1,057,257
		Series - 2012 B (Class A2)
1,411,920	g	SpringCastle America Funding LLC	3.050	04/25/29	1,418,979
		Series - 2016 AA (Class A)
111,022	i	Structured Asset Investment Loan Trust	1.816	11/25/34	110,620
		Series - 2004 10 (Class A9)
404,914	i	Structured Asset Securities Corp Mortgage Loan Trust	0.481	02/25/36	404,753
		Series - 2006 WF1 (Class A5)
104,283	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.976	10/25/36	104,155
		Series - 2006 GEL4 (Class A2)
4,987,500	g	Taco Bell Funding LLC	3.832	05/25/46	5,005,580
		Series - 2016 1A (Class A2I)
2,962,500	g	Wendys Funding LLC	3.371	06/15/45	2,957,985
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED			63,091,779
219

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
OTHER MORTGAGE BACKED - 19.4%
$1,475,300	i	American Home Mortgage Investment Trust	1.356%	02/25/45	$1,462,378
		Series - 2004 4 (Class 3A)
241,812	i	Banc of America Commercial Mortgage Trust	5.954	05/10/45	241,608
		Series - 2006 2 (Class AJ)
8,750,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	8,716,229
		Series - 2007 1 (Class AM)
5,000,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	4,993,072
		Series - 2007 1 (Class AMFX)
909,862	i	Banc of America Funding	1.539	02/20/35	868,853
		Series - 2005 A (Class 5A3)
5,433,198	i	Bear Stearns ALT-A Trust	1.356	06/25/34	5,338,459
		Series - 2004 4 (Class A1)
13,335,000	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.300	05/11/39	13,884,165
		Series - 2003 PWR2 (Class H)
3,950,000	i	CD Mortgage Trust	6.124	11/15/44	4,049,075
		Series - 2007 CD5 (Class AJ)
10,888,241	g,i	Chase Mortgage Trust	3.750	12/25/45	10,782,617
		Series - 2016 2 (Class M2)
10,000,000	g,i	Citigroup Commercial Mortgage Trust	5.711	12/10/49	10,150,371
		Series - 2007 C6 (Class AMFX)
47,156	i	Citigroup Commercial Mortgage Trust	5.713	12/10/49	47,127
		Series - 2007 C6 (Class ASB)
1,158,102	i	Citigroup Mortgage Loan Trust	1.010	10/25/34	1,158,901
		Series - 2004 OPT1 (Class M1)
5,244,437	g,i	Citigroup Mortgage Loan Trust	0.764	05/25/37	5,060,416
		Series - 2015 8 (Class 1A1)
4,513,168	i	COBALT CMBS Commercial Mortgage Trust	5.761	05/15/46	4,552,015
		Series - 2007 C3 (Class A1A)
8,670,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	8,784,424
		Series - 2007 C3 (Class AM)
6,840,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	6,959,700
		Series - 2007 C2 (Class AMFX)
4,000,000	i	COMM Mortgage Trust	5.796	12/10/49	4,034,255
		Series - 2007 C9 (Class B)
4,248,797	i	Connecticut Avenue Securities	1.706	05/25/24	4,258,050
		Series - 2014 C02 (Class 1M1)
4,617,892	i	Connecticut Avenue Securities	2.356	04/25/28	4,626,845
		Series - 2015 C04 (Class 1M1)
9,466,959	i	Connecticut Avenue Securities	2.706	08/25/28	9,550,445
		Series - 2016 C01 (Class 1M1)
6,393,030	i	Connecticut Avenue Securities	2.906	09/25/28	6,459,501
		Series - 2016 C02 (Class 1M1)
3,617,447	i	Connecticut Avenue Securities	2.756	10/25/28	3,666,429
		Series - 2016 C03 (Class 1M1)
7,775,253	i	Connecticut Avenue Securities	2.106	01/25/29	7,792,830
		Series - 2016 C05 (Class 2M1)
12,689,574	i	Connecticut Avenue Securities	2.206	01/25/29	12,770,310
		Series - 2016 C04 (Class 1M1)
10,000,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	10,020,892
		Series - 2007 C4 (Class A1AJ)
9,676,585	i	Credit Suisse Commercial Mortgage Trust	0.937	01/15/49	9,653,723
		Series - 2007 C2 (Class AMFL)
220

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$10,000,000	i	Credit Suisse Commercial Mortgage Trust	5.625%	01/15/49	$9,959,413
		Series - 2007 C2 (Class AJ)
1,985,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.736	05/15/36	2,035,804
		Series - 2004 C2 (Class E)
1,260,135	g	Credit Suisse First Boston Mortgage Securities Corp	6.000	05/17/40	1,292,283
		Series - 1998 C1 (Class F)
1,574,733	i	Deutsche Mortgage Securities, Inc Mortgage Loan Trust	5.440	07/25/34	1,607,385
		Series - 2004 5 (Class A5B)
392	i,m	Greenpoint Mortgage Funding Trust	0.856	09/25/46	392
		Series - 2006 AR4 (Class A1A)
2,000,000	i	Greenwich Capital Commercial Funding Corp	5.867	12/10/49	2,043,921
		Series - 2007 GG11 (Class AM)
470,469	i	GSR Mortgage Loan Trust	0.946	08/25/46	463,373
		Series - 2006 OA1 (Class 2A1)
637,278	i	Homestar Mortgage Acceptance Corp	1.206	10/25/34	633,679
		Series - 2004 5 (Class A1)
237,294	i	Impac CMB Trust	1.416	03/25/35	217,777
		Series - 2004 11 (Class 2A1)
1,758,177	g	Jefferies Resecuritization Trust	5.625	09/01/37	1,789,877
		Series - 2009 R13 (Class 1A1)
1,444,279	i	JP Morgan Alternative Loan Trust	1.396	01/25/36	1,338,714
		Series - 2005 A2 (Class 1A2)
7,134,644	g	JP Morgan Chase Commercial Mortgage Securities Trust	4.845	02/16/25	7,133,282
		Series - 2013 WT (Class B)
6,086,994	i	JP Morgan Chase Commercial Mortgage Securities Trust	5.520	05/15/45	6,081,368
		Series - 2006 LDP8 (Class B)
6,200,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	6,342,729
		Series - 2007 LD12 (Class AM)
291,324	g	JP Morgan Mortgage Trust	2.691	06/25/46	292,812
		Series - 2016 2 (Class A1)
265,225	g,i	JP Morgan Mortgage Trust	2.869	06/25/46	266,965
		Series - 2016 2 (Class 2A1)
7,373,000	g,i	LB-UBS Commercial Mortgage Trust	5.151	10/15/36	7,431,135
		Series - 2004 C7 (Class K)
11,190,000		LB-UBS Commercial Mortgage Trust	5.484	02/15/40	11,199,777
		Series - 2007 C1 (Class AJ)
4,802,422	g,i	LVII Resecuritization Trust	3.417	07/25/47	4,814,428
		Series - 2015 A (Class A)
1,022,647	g,i	ML-CFC Commercial Mortgage Trust	0.875	08/12/48	1,014,694
		Series - 2007 5 (Class AMFL)
3,997,994	i	Morgan Stanley Capital I Trust	5.389	11/12/41	4,002,752
		Series - 2006 HQ10 (Class AJ)
1,848,915	i	Morgan Stanley Capital I Trust	5.834	10/15/42	1,851,703
		Series - 2006 IQ11 (Class AJ)
843,056	i	Morgan Stanley Capital I Trust	0.865	02/12/44	841,863
		Series - 2007 HQ11 (Class AMFL)
5,605	i	Morgan Stanley Capital I Trust	5.793	07/12/44	5,602
		Series - 2006 HQ9 (Class AJ)
10,950,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	11,100,836
		Series - 2007 IQ15 (Class AM)
2,400,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	2,214,455
		Series - 2007 IQ15 (Class AJ)
221

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,250,000	i	Morgan Stanley Capital I Trust	6.281%	12/12/49	$2,317,253
		Series - 2007 IQ16 (Class AM)
251,058		Morgan Stanley Capital I Trust	4.770	07/15/56	250,080
		Series - 0 IQ9 (Class AJ)
1,250,000		Morgan Stanley Capital I Trust	5.000	07/15/56	1,260,548
		Series - 2005 IQ9 (Class D)
2,724,525	i	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates	1.206	04/25/35	2,573,034
		Series - 2005 2 (Class M2)
3,392,242	i	Structured Adjustable Rate Mortgage Loan Trust	1.126	07/25/34	3,262,376
		Series - 2004 9XS (Class A)
6,407,830	i	Structured Agency Credit Risk Debt Note (STACR)	3.156	01/25/25	6,433,550
		Series - 2015 DN1 (Class M2)
8,533,653	i	Structured Agency Credit Risk Debt Note (STACR)	2.956	03/25/25	8,608,709
		Series - 2015 HQ1 (Class M2)
3,942,497	i	Structured Agency Credit Risk Debt Note (STACR)	1.856	05/25/25	3,948,965
		Series - 2015 HQ2 (Class M1)
1,603,600	i	Structured Agency Credit Risk Debt Note (STACR)	2.106	04/25/28	1,604,358
		Series - 2015 DNA3 (Class M1)
633,080	i	Structured Agency Credit Risk Debt Note (STACR)	1.906	05/25/28	633,188
		Series - 2015 HQA2 (Class M1)
6,831,032	i	Structured Agency Credit Risk Debt Note (STACR)	2.206	07/25/28	6,856,104
		Series - 2016 DNA1 (Class M1)
2,128,421	i	Structured Agency Credit Risk Debt Note (STACR)	2.006	10/25/28	2,131,005
		Series - 2016 DNA2 (Class M1)
2,597,922	i	Structured Agency Credit Risk Debt Note (STACR)	1.856	12/25/28	2,603,761
		Series - 2016 DNA3 (Class M1)
3,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.056	03/25/29	3,742,870
		Series - 2016 DNA4 (Class M2)
4,025,415	g	Tax Ease Funding LLC	3.131	06/15/28	3,998,419
		Series - 2016 1A (Class A)
8,735,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	8,736,965
		Series - 2007 C30 (Class AM)
793,904	i	Wachovia Bank Commercial Mortgage Trust	5.608	05/15/46	806,207
		Series - 2007 C34 (Class A1A)
1,125,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	1,151,192
		Series - 2007 C34 (Class AM)
3,560,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	3,582,505
		Series - 2007 C31 (Class AM)
9,635,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	9,724,327
		Series - 2007 C32 (Class AMFX)
4,020,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	4,068,117
		Series - 2007 C33 (Class AM)
909,188	g	WFRBS Commercial Mortgage Trust	4.394	06/15/44	938,702
		Series - 2011 C4 (Class A3)
		TOTAL OTHER MORTGAGE BACKED			325,091,944

		TOTAL STRUCTURED ASSETS			388,183,723
		(Cost $391,113,127)

		TOTAL BONDS			1,458,804,318
		(Cost $1,467,242,545)
222

TIAA-CREF FUNDS - Short-Term Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 8.1%
GOVERNMENT AGENCY DEBT - 2.5%
$20,360,000	Federal Home Loan Bank (FHLB)	0.440%	01/23/17	$20,355,704
22,250,000	FHLB	0.300	01/03/17	22,250,000
	TOTAL GOVERNMENT AGENCY DEBT			42,605,704

TREASURY DEBT - 5.6%
40,910,000	United States Treasury Bill	0.305-0.340	01/05/17	40,909,182
11,515,000	United States Treasury Bill	0.441	01/12/17	11,513,848
29,410,000	United States Treasury Bill	0.335-0.450	01/19/17	29,404,589
12,840,000	United States Treasury Bill	0.427	01/26/17	12,836,546
	TOTAL TREASURY DEBT			94,664,165

	TOTAL SHORT-TERM INVESTMENTS			137,269,869
	(Cost $137,266,239)

	TOTAL INVESTMENTS - 98.9%			1,661,534,789
	(Cost $1,669,525,906)
	OTHER ASSETS & LIABILITIES, NET - 1.1%			18,023,972
	NET ASSETS - 100.0%			$1,679,558,761

Abbreviation(s):
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2016, the aggregate value of these securities was $314,798,457 or 18.7% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.
q	In default
223

TIAA-CREF FUNDS - Short-Term Bond Index Fund

TIAA-CREF FUNDS

SHORT-TERM BOND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2016

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
BONDS - 99.8%

CORPORATE BONDS - 24.7%

AUTOMOBILES & COMPONENTS - 0.1%
$100,000	Honeywell International, Inc	1.400%	10/30/19	$99,027
	TOTAL AUTOMOBILES & COMPONENTS			99,027

BANKS - 7.8%
250,000	Australia & New Zealand Banking Group Ltd	2.050	09/23/19	248,872
400,000	Bank of America Corp	2.650	04/01/19	404,069
250,000	Bank of America NA	2.050	12/07/18	251,287
200,000	Bank of Montreal	1.400	04/10/18	199,456
100,000	Bank of Montreal	1.350	08/28/18	99,508
100,000	Bank of Montreal	1.500	07/18/19	98,647
100,000	Bank of Montreal	2.100	12/12/19	99,938
200,000	Bank of Nova Scotia	1.450	04/25/18	199,403
100,000	Bank of Nova Scotia	1.950	01/15/19	100,061
100,000	Bank of Nova Scotia	1.650	06/14/19	99,041
300,000	Barclays plc	2.750	11/08/19	299,085
250,000	BPCE S.A.	2.500	12/10/18	252,141
250,000	Branch Banking & Trust Co	1.450	05/10/19	247,115
100,000	Canadian Imperial Bank of Commerce	1.600	09/06/19	98,957
250,000	Capital One NA	2.350	08/17/18	251,394
250,000	Capital One NA	1.850	09/13/19	247,044
150,000	Citigroup, Inc	1.800	02/05/18	149,955
100,000	Citigroup, Inc	2.050	12/07/18	99,968
100,000	Citigroup, Inc	2.050	06/07/19	99,581
250,000	Citizens Bank NA	2.500	03/14/19	251,834
250,000	Commonwealth Bank of Australia	2.050	03/15/19	249,617
250,000	Cooperatieve Rabobank UA	1.375	08/09/19	245,940
250,000	Deutsche Bank AG	1.875	02/13/18	248,536
100,000	Deutsche Bank AG	2.850	05/10/19	99,535
100,000	Discover Bank	2.600	11/13/18	100,848
150,000	Fifth Third Bancorp	2.300	03/15/19	150,957
200,000	Fifth Third Bank	1.625	09/27/19	197,515
100,000	HSBC USA, Inc	1.625	01/16/18	99,814
250,000	Huntington National Bank	2.200	11/06/18	250,661
250,000	Industrial & Commercial Bank of China Ltd	2.157	11/13/18	250,222
100,000	Intesa Sanpaolo S.p.A	3.875	01/16/18	101,318
600,000	JPMorgan Chase & Co	1.800	01/25/18	600,595
200,000	JPMorgan Chase & Co	1.700	03/01/18	199,957
200,000	JPMorgan Chase & Co	1.850	03/22/19	199,292
250,000	JPMorgan Chase Bank NA	1.450	09/21/18	248,860
250,000	JPMorgan Chase Bank NA	1.650	09/23/19	247,397
175,000	KeyBank NA	2.350	03/08/19	175,939
100,000	National Australia Bank Ltd	1.375	07/12/19	98,275
250,000	National Bank of Canada	2.100	12/14/18	250,999
224

TIAA-CREF FUNDS - Short-Term Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$250,000		PNC Bank NA	1.950%	03/04/19	$250,173
250,000		PNC Bank NA	1.450	07/29/19	246,489
100,000		Royal Bank of Canada	1.500	06/07/18	99,854
200,000		Royal Bank of Canada	2.000	12/10/18	200,508
100,000		Royal Bank of Canada	1.625	04/15/19	99,332
100,000		Royal Bank of Canada	1.500	07/29/19	98,691
100,000		Santander Holdings USA, Inc	2.700	05/24/19	99,883
100,000		Santander UK plc	2.000	08/24/18	99,932
100,000		Santander UK plc	2.500	03/14/19	100,546
250,000		Skandinaviska Enskilda Banken AB	1.500	09/13/19	245,691
250,000		Sumitomo Mitsui Banking Corp	1.762	10/19/18	248,909
100,000		Sumitomo Mitsui Banking Corp	2.050	01/18/19	99,676
250,000		Svenska Handelsbanken AB	1.500	09/06/19	246,040
100,000		Toronto-Dominion Bank	1.450	09/06/18	99,518
100,000		Toronto-Dominion Bank	1.950	01/22/19	100,118
100,000		Toronto-Dominion Bank	1.450	08/13/19	98,518
250,000		US Bank NA	1.400	04/26/19	247,182
500,000		Wells Fargo Bank NA	1.650	01/22/18	499,950
250,000		Wells Fargo Bank NA	1.750	05/24/19	248,695
250,000		Wells Fargo Bank NA	2.150	12/06/19	249,819
250,000		Westpac Banking Corp	1.550	05/25/18	249,394
100,000		Westpac Banking Corp	1.950	11/23/18	100,144
100,000		Westpac Banking Corp	1.650	05/13/19	98,961
100,000		Westpac Banking Corp	1.600	08/19/19	98,764
		TOTAL BANKS			12,040,420

CAPITAL GOODS - 0.8%
200,000		Caterpillar Financial Services Corp	1.500	02/23/18	199,901
100,000		Caterpillar Financial Services Corp	1.350	05/18/19	98,633
200,000		Danaher Corp	1.650	09/15/18	200,230
100,000	g	Fortive Corp	1.800	06/15/19	99,352
100,000		John Deere Capital Corp	1.750	08/10/18	100,170
100,000		John Deere Capital Corp	1.950	01/08/19	100,386
100,000		Lockheed Martin Corp	1.850	11/23/18	100,378
100,000		Pentair Finance S.A.	2.900	09/15/18	101,137
100,000		Stanley Black & Decker, Inc	1.622	11/17/18	99,364
150,000		United Technologies Corp	1.500	11/01/19	148,883
		TOTAL CAPITAL GOODS			1,248,434

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
100,000		Air Lease Corp	2.625	09/04/18	100,679
100,000		eBay, Inc	2.500	03/09/18	100,865
100,000		S&P Global, Inc	2.500	08/15/18	100,817
200,000		Visa, Inc	1.200	12/14/17	199,959
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			502,320

CONSUMER DURABLES & APPAREL - 0.2%
100,000		DR Horton, Inc	3.750	03/01/19	102,000
100,000		Newell Rubbermaid, Inc	2.150	10/15/18	100,478
125,000		Newell Rubbermaid, Inc	2.600	03/29/19	126,341
		TOTAL CONSUMER DURABLES & APPAREL			328,819
225

TIAA-CREF FUNDS - Short-Term Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
CONSUMER SERVICES - 0.3%
$100,000	McDonald’s Corp	5.350%	03/01/18	$104,206
100,000	McDonald’s Corp	2.100	12/07/18	100,573
100,000	Walt Disney Co	1.500	09/17/18	100,165
100,000	Walt Disney Co	1.650	01/08/19	100,075
100,000	Walt Disney Co	0.875	07/12/19	97,946
	TOTAL CONSUMER SERVICES			502,965

DIVERSIFIED FINANCIALS - 3.7%
100,000	American Express Co	1.550	05/22/18	99,791
75,000	American Express Credit Corp	1.875	11/05/18	75,095
100,000	American Express Credit Corp	1.700	10/30/19	98,975
200,000	American Honda Finance Corp	1.550	12/11/17	200,160
100,000	American Honda Finance Corp	1.500	11/19/18	99,767
100,000	American Honda Finance Corp	1.200	07/12/19	98,179
100,000	Bank of New York Mellon Corp	1.300	01/25/18	99,903
100,000	Berkshire Hathaway, Inc	1.150	08/15/18	99,481
200,000	BNP Paribas S.A.	2.400	12/12/18	201,529
300,000	Credit Suisse	1.750	01/29/18	299,370
100,000	Credit Suisse	2.300	05/28/19	100,219
200,000	Ford Motor Credit Co LLC	2.943	01/08/19	202,212
200,000	Ford Motor Credit Co LLC	2.021	05/03/19	198,085
100,000	Ford Motor Credit Co LLC	1.897	08/12/19	98,346
200,000	General Motors Financial Co, Inc	2.400	04/10/18	200,187
100,000	General Motors Financial Co, Inc	3.100	01/15/19	101,026
100,000	General Motors Financial Co, Inc	2.400	05/09/19	99,695
100,000	General Motors Financial Co, Inc	2.350	10/04/19	98,778
700,000	Goldman Sachs Group, Inc	2.375	01/22/18	704,082
100,000	Goldman Sachs Group, Inc	2.000	04/25/19	99,563
300,000	Goldman Sachs Group, Inc	2.300	12/13/19	299,720
250,000	International Lease Finance Corp	3.875	04/15/18	254,687
500,000	Morgan Stanley	2.125	04/25/18	501,922
100,000	Morgan Stanley	2.450	02/01/19	100,650
100,000	National Rural Utilities Cooperative Finance Corp	1.650	02/08/19	99,869
50,000	Oesterreichische Kontrollbank AG.	1.125	05/29/18	49,804
100,000	Oesterreichische Kontrollbank AG.	1.125	04/26/19	98,654
100,000	PACCAR Financial Corp	1.300	05/10/19	98,790
100,000	PACCAR Financial Corp	1.200	08/12/19	98,371
100,000	Synchrony Financial	2.600	01/15/19	100,472
100,000	Toyota Motor Credit Corp	1.200	04/06/18	99,542
100,000	Toyota Motor Credit Corp	1.700	02/19/19	99,647
100,000	Toyota Motor Credit Corp	1.400	05/20/19	98,824
100,000	Toyota Motor Credit Corp	1.550	10/18/19	98,742
250,000	UBS AG.	1.800	03/26/18	250,140
100,000	Wells Fargo & Co	1.500	01/16/18	99,869
	TOTAL DIVERSIFIED FINANCIALS			5,724,146

ENERGY - 1.7%
200,000	BP Capital Markets plc	1.375	05/10/18	199,354
100,000	BP Capital Markets plc	1.676	05/03/19	99,268
200,000	Chevron Corp	1.718	06/24/18	200,582
226

TIAA-CREF FUNDS - Short-Term Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Chevron Corp	1.790%	11/16/18	$100,360
100,000		Chevron Corp	1.561	05/16/19	99,608
100,000		ConocoPhillips Co	5.750	02/01/19	107,399
100,000	g	Emera US Finance LP	2.150	06/15/19	99,792
200,000		Enterprise Products Operating LLC	1.650	05/07/18	199,409
100,000		Exxon Mobil Corp	1.439	03/01/18	100,108
100,000		Exxon Mobil Corp	1.708	03/01/19	100,193
250,000		Marathon Oil Corp	5.900	03/15/18	261,007
100,000		Marathon Petroleum Corp	2.700	12/14/18	101,310
50,000		Nabors Industries, Inc	6.150	02/15/18	51,875
75,000	g	Petroleos Mexicanos	5.500	02/04/19	77,692
100,000		Shell International Finance BV	1.625	11/10/18	100,164
100,000		Shell International Finance BV	1.375	05/10/19	98,968
100,000		Shell International Finance BV	1.375	09/12/19	98,551
300,000		Statoil ASA	1.950	11/08/18	300,911
100,000		TransCanada PipeLines Ltd	1.875	01/12/18	100,146
100,000		TransCanada PipeLines Ltd	3.125	01/15/19	102,051
		TOTAL ENERGY			2,598,748

FOOD & STAPLES RETAILING - 0.4%
200,000		CVS Health Corp	1.900	07/20/18	200,735
100,000		Kroger Co	2.000	01/15/19	100,206
100,000		Kroger Co	1.500	09/30/19	98,434
150,000		SYSCO Corp	1.900	04/01/19	149,474
100,000		Walgreens Boots Alliance, Inc	1.750	05/30/18	100,085
		TOTAL FOOD & STAPLES RETAILING			648,934

FOOD, BEVERAGE & TOBACCO - 1.3%
100,000		Altria Group, Inc	9.250	08/06/19	117,948
650,000		Anheuser-Busch InBev Finance, Inc	1.900	02/01/19	650,788
50,000		Coca-Cola Co	1.150	04/01/18	49,880
100,000		Coca-Cola Co	1.375	05/30/19	99,310
50,000		Diageo Capital plc	5.750	10/23/17	51,695
100,000		Hershey Co	1.600	08/21/18	100,447
150,000		Kraft Heinz Foods Co	2.000	07/02/18	150,009
100,000		Molson Coors Brewing Co	1.450	07/15/19	98,482
100,000		PepsiCo, Inc	1.500	02/22/19	99,628
100,000		PepsiCo, Inc	1.350	10/04/19	99,192
200,000		Philip Morris International, Inc	5.650	05/16/18	210,750
100,000		Philip Morris International, Inc	1.375	02/25/19	98,915
100,000		Reynolds American, Inc	2.300	06/12/18	100,618
		TOTAL FOOD, BEVERAGE & TOBACCO			1,927,662

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
78,000		Becton Dickinson & Co	1.800	12/15/17	78,172
100,000		Express Scripts Holding Co	2.250	06/15/19	99,963
100,000		Medtronic, Inc	1.375	04/01/18	99,815
100,000		St. Jude Medical, Inc	2.000	09/15/18	100,123
100,000		Stryker Corp	2.000	03/08/19	100,026
100,000		Thermo Fisher Scientific, Inc	2.150	12/14/18	100,438
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			578,537
227

TIAA-CREF FUNDS - Short-Term Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
$100,000		Ecolab, Inc	2.000%	01/14/19	$100,055
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			100,055

INSURANCE - 0.7%
100,000		Aetna, Inc	1.700	06/07/18	99,892
100,000		Aetna, Inc	1.900	06/07/19	99,745
100,000		Berkshire Hathaway Finance Corp	1.450	03/07/18	100,085
100,000		Berkshire Hathaway Finance Corp	1.700	03/15/19	99,888
100,000		Berkshire Hathaway Finance Corp	1.300	08/15/19	98,740
37,000		ING US, Inc	2.900	02/15/18	37,454
200,000		UnitedHealth Group, Inc	1.400	12/15/17	200,024
100,000		UnitedHealth Group, Inc	1.700	02/15/19	99,677
200,000		WellPoint, Inc	2.250	08/15/19	199,506
		TOTAL INSURANCE			1,035,011

MATERIALS - 0.3%
100,000		BHP Billiton Finance USA Ltd	2.050	09/30/18	100,542
100,000		Dow Chemical Co	8.550	05/15/19	114,564
100,000		Kimberly-Clark Corp	1.400	02/15/19	99,405
200,000		LyondellBasell Industries NV	5.000	04/15/19	211,146
		TOTAL MATERIALS			525,657

MEDIA - 0.4%
100,000		Comcast Corp	5.150	03/01/20	109,149
250,000		Time Warner Cable, Inc	6.750	07/01/18	266,863
200,000		Time Warner Cable, Inc	8.250	04/01/19	224,657
		TOTAL MEDIA			600,669

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
200,000		Abbott Laboratories	2.350	11/22/19	200,137
100,000		AbbVie, Inc	1.800	05/14/18	100,060
200,000		Actavis Funding SCS	2.350	03/12/18	201,130
200,000		Amgen, Inc	2.200	05/22/19	201,494
100,000		AstraZeneca plc	1.750	11/16/18	100,159
100,000		Celgene Corp	2.250	05/15/19	100,032
100,000		Gilead Sciences, Inc	1.850	09/04/18	100,360
200,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	210,771
100,000		Johnson & Johnson	1.125	03/01/19	99,160
150,000		Merck & Co, Inc	1.300	05/18/18	149,822
100,000	g	Mylan NV	3.000	12/15/18	100,702
100,000	g	Mylan NV	2.500	06/07/19	99,433
150,000		Novartis Securities Investment Ltd	5.125	02/10/19	160,561
100,000		Pfizer, Inc	1.200	06/01/18	99,723
50,000		Pfizer, Inc	1.500	06/15/18	50,065
100,000		Pfizer, Inc	1.450	06/03/19	99,365
100,000		Pfizer, Inc	1.700	12/15/19	99,855
100,000		Teva Pharmaceutical Finance Netherlands III BV	1.700	07/19/19	98,210
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,271,039
228

TIAA-CREF FUNDS - Short-Term Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
RETAILING - 0.3%
$100,000		AutoZone, Inc	1.625%	04/21/19	$99,063
100,000		Best Buy Co, Inc	5.000	08/01/18	104,589
100,000		Home Depot, Inc	2.000	06/15/19	100,845
100,000		Lowe’s Cos, Inc	1.150	04/15/19	98,738
100,000		Wal-Mart Stores, Inc	1.125	04/11/18	99,753
		TOTAL RETAILING			502,988

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
250,000		Intel Corp	1.350	12/15/17	250,359
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			250,359

SOFTWARE & SERVICES - 0.7%
100,000		Fidelity National Information Services, Inc	2.850	10/15/18	101,720
300,000		International Business Machines Corp	1.800	05/17/19	300,052
100,000		Juniper Networks, Inc	3.125	02/26/19	101,574
100,000		Microsoft Corp	1.300	11/03/18	99,901
200,000		Microsoft Corp	1.100	08/08/19	197,221
300,000		Oracle Corp	5.750	04/15/18	316,893
		TOTAL SOFTWARE & SERVICES			1,117,361

TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
200,000		Apple, Inc	1.000	05/03/18	199,221
200,000		Apple, Inc	1.100	08/02/19	196,923
200,000		Cisco Systems, Inc	1.650	06/15/18	200,572
100,000		Cisco Systems, Inc	1.600	02/28/19	99,802
100,000		Cisco Systems, Inc	1.400	09/20/19	98,863
100,000	g	Diamond Finance Corp	3.480	06/01/19	102,055
200,000		General Electric Co	5.250	12/06/17	207,174
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,104,610

TELECOMMUNICATION SERVICES - 1.0%
200,000		Alibaba Group Holding Ltd	2.500	11/28/19	200,905
300,000		American Tower Corp	3.400	02/15/19	306,473
300,000		AT&T, Inc	1.400	12/01/17	299,321
100,000		AT&T, Inc	2.300	03/11/19	100,345
100,000		British Telecommunications plc	5.950	01/15/18	104,209
100,000		Orange S.A.	1.625	11/03/19	98,459
100,000		Telefonica Emisiones SAU	3.192	04/27/18	101,424
100,000		Verizon Communications, Inc	1.375	08/15/19	98,399
200,000		Vodafone Group plc	1.500	02/19/18	199,233
		TOTAL TELECOMMUNICATION SERVICES			1,508,768

UTILITIES - 1.8%
100,000		American Electric Power Co, Inc	1.650	12/15/17	100,027
100,000		Black Hills Corp	2.500	01/11/19	100,364
100,000		Consumers Energy Co	6.125	03/15/19	109,018
100,000	i	Dominion Resources, Inc	2.962	07/01/19	101,198
75,000		Dominion Resources, Inc	1.600	08/15/19	73,823
100,000		Duke Energy Carolinas LLC	5.100	04/15/18	104,487
250,000		Energy Transfer Partners LP	2.500	06/15/18	250,877
100,000		Georgia Power Co	1.950	12/01/18	100,385
100,000		Hewlett Packard Enterprise Co	2.850	10/05/18	100,948
229

TIAA-CREF FUNDS - Short-Term Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	MidAmerican Energy Holdings Co	5.750%	04/01/18	$210,060
100,000	NextEra Energy Capital Holdings, Inc	1.649	09/01/18	99,668
100,000	NextEra Energy Capital Holdings, Inc	2.300	04/01/19	100,722
300,000	ONEOK Partners LP	3.200	09/15/18	306,495
100,000	Public Service Enterprise Group, Inc	1.600	11/15/19	98,551
100,000	Sempra Energy	1.625	10/07/19	98,664
200,000	Shire Acquisitions Investments Ireland DAC	1.900	09/23/19	197,372
100,000	Southern Co	1.550	07/01/18	99,612
100,000	Southern Co	1.850	07/01/19	99,647
100,000	Southern Power Co	1.950	12/15/19	98,995
150,000	Total Capital S.A.	2.125	08/10/18	151,123
50,000	Virginia Electric and Power Co	1.200	01/15/18	49,784
100,000	Wisconsin Public Service Corp	1.650	12/04/18	99,876
	TOTAL UTILITIES			2,751,696

	TOTAL CORPORATE BONDS			37,968,225
	(Cost $38,064,889)

GOVERNMENT BONDS - 75.1%

AGENCY SECURITIES - 7.0%
750,000	Federal Farm Credit Bank (FFCB)	0.750	04/18/18	744,212
500,000	Federal Home Loan Bank (FHLB)	1.125	04/25/18	500,391
2,500,000	FHLB	0.875	06/29/18	2,490,885
500,000	Federal Home Loan Mortgage Corp (FHLMC)	0.875	03/07/18	499,284
2,000,000	FHLMC	1.250	08/01/19	1,990,868
1,050,000	Federal National Mortgage Association (FNMA)	0.875	08/02/19	1,034,946
3,500,000	FNMA	1.750	11/26/19	3,524,997
	TOTAL AGENCY SECURITIES			10,785,583

FOREIGN GOVERNMENT BONDS - 7.3%
100,000	African Development Bank	0.750	11/03/17	99,665
100,000	African Development Bank	1.625	10/02/18	100,282
200,000	African Development Bank	1.000	11/02/18	198,260
100,000	Asian Development Bank	0.875	04/26/18	99,484
200,000	Asian Development Bank	0.875	10/05/18	198,121
100,000	Asian Development Bank	1.375	01/15/19	99,736
400,000	Asian Development Bank	1.875	04/12/19	402,615
250,000	Canada Government International Bond	1.125	03/19/18	249,674
100,000	Corp Andina de Fomento	2.000	05/10/19	99,324
300,000	Council Of Europe Development Bank	1.000	02/04/19	296,314
100,000	European Bank for Reconstruction & Development	0.750	09/01/17	99,729
200,000	European Bank for Reconstruction & Development	1.750	11/26/19	200,245
1,350,000	European Investment Bank	1.125	09/15/17	1,349,320
500,000	European Investment Bank	1.000	06/15/18	497,402
600,000	European Investment Bank	1.250	05/15/19	594,429
50,000	Export Development Canada	0.750	12/15/17	49,768
100,000	Export Development Canada	1.000	11/01/18	99,260
100,000	Export Development Canada	1.250	12/10/18	100,090
100,000	Export Development Canada	1.250	02/04/19	99,348
200,000	Export-Import Bank of Korea	1.750	05/26/19	199,047
230

TIAA-CREF FUNDS - Short-Term Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	FMS Wertmanagement AoeR	1.000%	08/16/19	$196,347
100,000	Hungary Government International Bond	4.000	03/25/19	103,470
100,000	Inter-American Development Bank	1.125	08/28/18	99,617
100,000	Inter-American Development Bank	1.000	05/13/19	98,574
500,000	Inter-American Development Bank	1.750	10/15/19	501,043
650,000	International Bank for Reconstruction & Development	1.000	11/15/17	648,255
100,000	International Bank for Reconstruction & Development	1.000	10/05/18	99,485
100,000	International Bank for Reconstruction & Development	1.250	07/26/19	98,886
500,000	International Bank for Reconstruction & Development	1.875	10/07/19	502,285
75,000	International Finance Corp	1.250	11/27/18	74,826
200,000	Italy Government International Bond	5.375	06/12/17	203,188
1,450,000	KFW	0.875	09/05/17	1,447,384
100,000	KFW	0.875	04/19/18	99,453
100,000	KFW	1.500	02/06/19	99,914
1,000,000	KFW	1.000	07/15/19	984,447
100,000	Landwirtschaftliche Rentenbank	2.375	09/13/17	100,829
300,000	Province of Ontario Canada	1.100	10/25/17	299,524
300,000	Province of Ontario Canada	1.650	09/27/19	298,172
100,000	Svensk Exportkredit AB	1.250	04/12/19	99,001
	TOTAL FOREIGN GOVERNMENT BONDS			11,186,813

MUNICIPAL BONDS - 0.1%
100,000	Florida State Board of Administration Finance Corp	2.163	07/01/19	100,809
	TOTAL MUNICIPAL BONDS			100,809

U.S. TREASURY SECURITIES - 60.7%
6,350,000	United States Treasury Note	0.750	01/31/18	6,336,208
3,500,000	United States Treasury Note	0.750	02/28/18	3,491,523
4,500,000	United States Treasury Note	0.875	03/31/18	4,493,821
2,500,000	United States Treasury Note	0.750	04/30/18	2,491,557
5,350,000	United States Treasury Note	0.875	05/31/18	5,338,963
2,150,000	United States Treasury Note	0.875	07/15/18	2,142,832
1,500,000	United States Treasury Note	0.750	07/31/18	1,491,765
11,250,000	United States Treasury Note	1.000	09/15/18	11,224,440
1,700,000	United States Treasury Note	0.875	10/15/18	1,691,461
6,000,000	United States Treasury Note	0.750	10/31/18	5,955,750
2,800,000	United States Treasury Note	1.250	11/15/18	2,803,713
5,950,000	United States Treasury Note	1.000	11/30/18	5,929,716
3,000,000	United States Treasury Note	1.250	12/15/18	3,002,634
1,000,000	United States Treasury Note	1.250	12/31/18	1,000,789
2,400,000	United States Treasury Note	0.750	02/15/19	2,375,479
2,750,000	United States Treasury Note	1.000	03/15/19	2,734,630
3,700,000	United States Treasury Note	0.875	04/15/19	3,665,653
4,000,000	United States Treasury Note	0.875	05/15/19	3,960,428
3,000,000	United States Treasury Note	0.875	06/15/19	2,967,555
4,900,000	United States Treasury Note	0.750	08/15/19	4,822,644
3,300,000	United States Treasury Note	0.875	09/15/19	3,255,417
2,000,000	United States Treasury Note	1.000	10/15/19	1,977,690
5,500,000	United States Treasury Note	1.000	11/15/19	5,431,190
5,000,000	United States Treasury Note	1.375	12/15/19	4,985,525
	TOTAL U.S. TREASURY SECURITIES			93,571,383
231

TIAA-CREF FUNDS - Short-Term Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
	TOTAL GOVERNMENT BONDS			$115,644,588
	(Cost $116,187,694)

	TOTAL BONDS			153,612,813
	(Cost $154,252,583)

SHORT-TERM INVESTMENTS - 0.6%
GOVERNMENT AGENCY DEBT - 0.6%
$1,000,000	Federal Home Loan Bank (FHLB)	0.300%	01/03/17	1,000,000
	TOTAL GOVERNMENT AGENCY DEBT			1,000,000

	TOTAL SHORT-TERM INVESTMENTS			1,000,000
	(Cost $999,983)

	TOTAL INVESTMENTS - 100.4%			154,612,813
	(Cost $155,252,566)
	OTHER ASSETS & LIABILITIES, NET - (0.4)%			(615,536)
	NET ASSETS - 100.0%			$153,997,277

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2016, the aggregate value of these securities was $579,026 or 0.4% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
232

TIAA-CREF FUNDS - Social Choice Bond Fund

TIAA-CREF FUNDS
SOCIAL CHOICE BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2016

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 1.4%

CAPITAL GOODS - 0.1%
$1,003,223	i	Manitowoc Foodservice, Inc	5.750%	03/03/23	$1,017,017
		TOTAL CAPITAL GOODS			1,017,017

ENERGY - 0.1%
42,146	i	Granite Acquisition, Inc	5.000	12/17/21	42,181
939,768	i	Granite Acquisition, Inc	5.000	12/19/21	940,548
		TOTAL ENERGY			982,729

MEDIA - 0.4%
2,681,625		Charter Communications Operating LLC	2.755	01/14/22	2,693,371
1,318,375	i	Charter Communications Operating LLC	3.005	01/15/24	1,325,204
		TOTAL MEDIA			4,018,575

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
4,987,500	i	MTS Systems Corp	5.000	07/05/23	5,052,986
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			5,052,986

UTILITIES - 0.3%
782,706	i	ExGen Renewables I LLC	5.250	02/06/21	787,598
1,853,975	i	Terra-Gen Finance Co LLC	5.250	12/09/21	1,659,307
		TOTAL UTILITIES			2,446,905

		TOTAL BANK LOAN OBLIGATIONS			13,518,212
		(Cost $13,515,574)

BONDS - 96.5%

CORPORATE BONDS - 32.4%

AUTOMOBILES & COMPONENTS - 0.7%
1,300,000	g	Adient Global Holdings Ltd	4.875	08/15/26	1,274,000
3,325,000	g	BMW US Capital LLC	2.250	09/15/23	3,182,979
2,125,000		Ford Motor Co	4.346	12/08/26	2,144,234
		TOTAL AUTOMOBILES & COMPONENTS			6,601,213

BANKS - 6.9%
3,000,000		Bank of America Corp	1.950	05/12/18	3,003,774
6,200,000		Bank of America Corp	2.151	11/09/20	6,115,413
2,500,000		Bank of Montreal	2.100	12/12/19	2,498,460
1,000,000		Bank of Nova Scotia	2.125	09/11/19	1,004,628
3,000,000		Bank of Nova Scotia	1.875	04/26/21	2,926,740
3,000,000	g	Bank of Nova Scotia	1.875	09/20/21	2,915,913
2,150,000	i	Chittenden Corp	1.587	02/14/17	2,148,992
233

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,125,000		Citizens Financial Group, Inc	2.375%	07/28/21	$1,102,211
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	256,894
2,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.375	08/04/25	2,049,588
3,037,000		Cooperatieve Rabobank UA	3.750	07/21/26	2,972,701
3,300,000		Discover Bank	3.450	07/27/26	3,181,840
4,435,000	g	ING Bank NV	2.000	11/26/18	4,432,330
500,000	g	Intesa Sanpaolo S.p.A	5.017	06/26/24	461,580
2,500,000	g	Intesa Sanpaolo S.p.A	5.710	01/15/26	2,382,692
2,100,000		KeyBank NA	2.350	03/08/19	2,111,271
2,184,000		Manufacturers & Traders Trust Co	1.250	01/30/17	2,184,000
1,850,000	i	Manufacturers & Traders Trust Co	1.182	07/25/17	1,851,423
1,000,000		Manufacturers & Traders Trust Co	2.900	02/06/25	973,023
5,275,000		Mitsubishi UFJ Financial Group, Inc	2.527	09/13/23	5,072,393
2,088,000		People’s United Financial, Inc	3.650	12/06/22	2,097,456
2,000,000		Royal Bank of Canada	1.875	02/05/20	1,988,502
3,000,000		Royal Bank of Canada	2.100	10/14/20	2,984,670
250,000		Silicon Valley Bank	6.050	06/01/17	253,427
500,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	497,960
2,500,000		SVB Financial Group	3.500	01/29/25	2,405,785
2,500,000		Toronto-Dominion Bank	1.450	08/13/19	2,462,957
3,000,000	g	Toronto-Dominion Bank	1.950	04/02/20	2,986,596
2,500,000		Toronto-Dominion Bank	1.800	07/13/21	2,418,690
		TOTAL BANKS			67,741,909

CAPITAL GOODS - 1.6%
1,150,000		Anixter, Inc	5.500	03/01/23	1,193,125
3,000,000		CNH Industrial Capital LLC	3.875	10/15/21	2,951,250
3,750,000	g	LafargeHolcim Finance US LLC	4.750	09/22/46	3,626,812
1,000,000		Parker-Hannifin Corp	4.200	11/21/34	1,020,257
250,000		Pentair Finance S.A.	1.875	09/15/17	250,365
2,150,000		Pentair Finance S.A.	2.900	09/15/18	2,174,454
500,000		Pentair Finance S.A.	2.650	12/01/19	498,356
1,000,000		Rockwell Automation, Inc	2.050	03/01/20	995,984
500,000		Rockwell Collins, Inc	3.700	12/15/23	511,246
1,100,000		Roper Technologies, Inc	2.800	12/15/21	1,098,358
875,000		Roper Technologies, Inc	3.800	12/15/26	880,448
		TOTAL CAPITAL GOODS			15,200,655

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
1,000,000		Air Lease Corp	2.125	01/15/18	1,001,708
500,000		Air Lease Corp	3.875	04/01/21	513,705
1,000,000		Air Lease Corp	4.250	09/15/24	1,014,528
2,200,000		Waste Management, Inc	3.900	03/01/35	2,183,733
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			4,713,674

CONSUMER SERVICES - 1.4%
3,540,000		Henry J Kaiser Family Foundation	3.356	12/01/25	3,443,145
1,963,000		Massachusetts Institute of Technology	3.959	07/01/38	2,054,144
2,000,000		Metropolitan Museum of Art	3.400	07/01/45	1,820,118
3,350,000		New York Public Library Astor Lenox & Tilden Foundations	4.305	07/01/45	3,273,302
100,000		Salvation Army	5.637	09/01/26	108,194
3,000,000		Trustees of Dartmouth College	3.474	06/01/46	2,811,264
		TOTAL CONSUMER SERVICES			13,510,167
234

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
DIVERSIFIED FINANCIALS - 1.6%
$1,000,000	g	EDP Finance BV	4.125%	01/15/20	$1,021,503
500,000	g	EDP Finance BV	5.250	01/14/21	528,673
500,000		Ford Motor Credit Co LLC	2.375	01/16/18	502,176
2,500,000		Ford Motor Credit Co LLC	2.943	01/08/19	2,527,655
1,000,000	i	Ford Motor Credit Co LLC	1.806	11/04/19	1,003,018
1,000,000		Ford Motor Credit Co LLC	3.219	01/09/22	987,827
5,250,000		Morgan Stanley	2.200	12/07/18	5,268,244
1,000,000		Northern Trust Corp	3.375	08/23/21	1,038,870
250,000	g	RCI Banque S.A.	3.500	04/03/18	254,559
3,250,000		Unilever Capital Corp	2.000	07/28/26	2,962,924
		TOTAL DIVERSIFIED FINANCIALS			16,095,449

ENERGY - 1.8%
2,880,000		Apache Corp	3.250	04/15/22	2,922,353
1,000,000		EOG Resources, Inc	3.900	04/01/35	945,529
1,000,000		Marathon Petroleum Corp	4.750	09/15/44	884,912
7,000,000		National Oilwell Varco, Inc	3.950	12/01/42	5,364,212
500,000	g	Northern Natural Gas Co	4.100	09/15/42	466,966
1,000,000		Southwestern Energy Co	5.800	01/23/20	1,030,000
1,000,000	i	Statoil ASA	1.087	11/09/17	1,000,780
500,000		Statoil ASA	3.150	01/23/22	509,692
1,000,000		Statoil ASA	2.450	01/17/23	975,139
500,000		Statoil ASA	2.650	01/15/24	490,222
3,000,000		Statoil ASA	3.950	05/15/43	2,855,823
		TOTAL ENERGY			17,445,628

FOOD & STAPLES RETAILING - 0.3%
3,000,000		Starbucks Corp	2.450	06/15/26	2,858,688
		TOTAL FOOD & STAPLES RETAILING			2,858,688

FOOD, BEVERAGE & TOBACCO - 0.2%
2,250,000		PepsiCo, Inc	1.500	02/22/19	2,241,621
		TOTAL FOOD, BEVERAGE & TOBACCO			2,241,621

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
500,000		Laboratory Corp of America Holdings	2.500	11/01/18	504,308
1,000,000		Laboratory Corp of America Holdings	2.625	02/01/20	998,497
1,000,000		Laboratory Corp of America Holdings	3.200	02/01/22	1,007,303
1,000,000		Owens & Minor, Inc	3.875	09/15/21	1,001,347
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			3,511,455

INSURANCE - 1.2%
3,000,000	g	Five Corners Funding Trust	4.419	11/15/23	3,168,048
1,750,000		Progressive Corp	3.700	01/26/45	1,629,828
2,000,000	i	Prudential Financial, Inc	5.375	05/15/45	2,045,000
3,950,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	3,891,425
1,000,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	974,683
		TOTAL INSURANCE			11,708,984
235

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
MATERIALS - 0.9%
$2,000,000		Agrium, Inc	3.500%	06/01/23	$2,024,900
1,000,000		Agrium, Inc	5.250	01/15/45	1,039,474
2,000,000		International Paper Co	5.000	09/15/35	2,109,980
1,184,000		International Paper Co	4.800	06/15/44	1,173,805
2,500,000	g	Sealed Air Corp	5.500	09/15/25	2,581,250
		TOTAL MATERIALS			8,929,409

MEDIA - 0.6%
3,000,000		Charter Communications Operating LLC	3.579	07/23/20	3,058,581
3,000,000		Charter Communications Operating LLC	4.464	07/23/22	3,131,892
		TOTAL MEDIA			6,190,473

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
1,100,000		Biogen, Inc	2.900	09/15/20	1,113,198
3,000,000		Biogen, Inc	3.625	09/15/22	3,076,020
500,000		Bristol-Myers Squibb Co	3.250	08/01/42	446,326
1,150,000		Zoetis, Inc	3.450	11/13/20	1,179,425
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			5,814,969

REAL ESTATE - 1.9%
3,525,000		Brixmor Operating Partnership LP	3.850	02/01/25	3,466,760
3,401,000		Equity One, Inc	3.750	11/15/22	3,469,843
3,000,000		Kimco Realty Corp	6.875	10/01/19	3,359,127
5,000,000		Kimco Realty Corp	2.700	03/01/24	4,778,395
3,543,000		Regency Centers LP	3.750	06/15/24	3,578,257
450,000		Washington REIT	4.950	10/01/20	472,308
		TOTAL REAL ESTATE			19,124,690

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
5,000,000		Apple, Inc	2.850	02/23/23	5,025,895
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			5,025,895

TELECOMMUNICATION SERVICES - 0.6%
500,000		CenturyLink, Inc	6.750	12/01/23	511,250
3,000,000		Verizon Communications, Inc	3.650	09/14/18	3,098,490
3,000,000		Verizon Communications, Inc	2.625	08/15/26	2,757,447
		TOTAL TELECOMMUNICATION SERVICES			6,367,187

TRANSPORTATION - 3.5%
2,000,000	i	Canadian National Railway Co	1.072	11/14/17	2,001,664
2,450,000		CSX Corp	4.250	11/01/66	2,230,438
2,192,460		Delta Air Lines	4.250	07/30/23	2,230,829
2,031,549		Delta Air Lines	3.625	07/30/27	2,097,574
500,000		GATX Corp	5.200	03/15/44	493,882
2,500,000		Kansas City Southern	4.300	05/15/43	2,301,760
2,500,000		Kansas City Southern	4.950	08/15/45	2,531,970
2,050,000	g	Mexico City Airport Trust	4.250	10/31/26	2,009,000
5,000,000	g	Mexico City Airport Trust	5.500	10/31/46	4,500,000
3,250,000		Southwest Airlines Co	3.000	11/15/26	3,058,598
966,053		Spirit Airlines, Inc	4.100	04/01/28	985,567
6,301,446		Union Pacific Railroad Co	3.227	05/14/26	6,215,872
4,345,485		Union Pacific Railroad Co	2.695	05/12/27	4,176,533
		TOTAL TRANSPORTATION			34,833,687
236

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
UTILITIES - 7.2%
$2,500,000	g	Colorado Interstate Gas Co LLC	4.150%	08/15/26	$2,426,145
4,100,187	g	Continental Wind LLC	6.000	02/28/33	4,281,842
3,000,000	g	Electricite de France S.A.	3.625	10/13/25	2,988,618
1,700,000	g	Fortis, Inc	2.100	10/04/21	1,641,501
2,900,000	g	Fortis, Inc	3.055	10/04/26	2,708,197
3,000,000		Georgia Power Co	3.250	04/01/26	3,010,596
3,800,000	g	Greenko Investment Co	4.875	08/16/23	3,578,084
1,507,880	g	Harper Lake Solar Funding Corp	7.645	12/31/18	1,560,656
5,000,000	g	Massachusetts Electric Co	4.004	08/15/46	4,790,440
250,000		Northeast Utilities	1.450	05/01/18	249,142
4,783,000		NorthWestern Corp	4.176	11/15/44	4,775,945
1,000,000		Public Service Co of New Hampshire	3.500	11/01/23	1,018,272
4,000,000	i	San Diego Gas & Electric Co	1.151	03/09/17	3,999,748
2,750,006		San Diego Gas & Electric Co	1.914	02/01/22	2,715,026
2,200,000		Sempra Energy	1.625	10/07/19	2,170,597
1,000,000		Sempra Energy	2.875	10/01/22	989,322
2,984,684	g	Solar Star Funding LLC	3.950	06/30/35	2,722,578
2,997,992	g	Solar Star Funding LLC	5.375	06/30/35	3,096,002
2,825,000		Southern Power Co	1.850	12/01/17	2,832,288
2,000,000		Southern Power Co	1.950	12/15/19	1,979,894
2,000,000		Southern Power Co	2.500	12/15/21	1,956,690
5,065,000		Southern Power Co	4.150	12/01/25	5,242,148
1,500,000	g,i	TerraForm Power Operating LLC	6.375	02/01/23	1,518,750
2,766,114	g	Topaz Solar Farms LLC	4.875	09/30/39	2,719,231
232,674	g	Topaz Solar Farms LLC	5.750	09/30/39	242,309
4,950,000		Westar Energy, Inc	2.550	07/01/26	4,648,842
1,000,000		WGL Holdings, Inc	2.250	11/01/19	994,732
		TOTAL UTILITIES			70,857,595

		TOTAL CORPORATE BONDS			318,773,348
		(Cost $324,495,315)

GOVERNMENT BONDS - 51.1%

AGENCY SECURITIES - 10.8%
846,197		Ethiopian Leasing 2012 LLC	2.566	08/14/26	844,314
729,050		Export Lease Ten Co LLC	1.650	05/07/25	706,908
500,000		Federal Home Loan Mortgage Corp (FHLMC)	1.000	09/29/17	500,484
3,000,000		Federal National Mortgage Association (FNMA)	1.625	01/21/20	3,007,290
1,000,000		FNMA	2.625	09/06/24	1,010,399
3,436,239	g	Genesis Solar 2011 Pass Through Trust	3.875	02/15/38	3,608,051
1,225,000	j	Government Trust Certificate	0.000	04/01/21	1,112,974
1,694,000		Hashemite Kingdom of Jordan Government AID Bond	2.578	06/30/22	1,721,314
785,000	g	Hospital for Special Surgery	3.500	01/01/23	803,776
854,167		Mexican Aircraft Finance V LLC	2.329	01/14/27	847,372
7,500,000		NCUA Guaranteed Notes	3.000	06/12/19	7,755,300
6,035,000		NCUA Guaranteed Notes	3.450	06/12/21	6,428,482
2,765,000		New York Society for the Relief of the Ruptured & Crippled	2.881	12/20/31	2,664,686
775,000	j	Overseas Private Investment Corp (OPIC)	0.000	11/11/17	778,676
3,000,000	j	OPIC	0.000	11/13/17	2,988,393
237

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,000,000	j	OPIC	0.000%	02/11/18	$3,098,703
1,000,000	j	OPIC	0.000	11/15/19	1,044,857
2,000,000		OPIC	2.740	09/15/29	1,925,548
3,000,000		OPIC	3.220	09/15/29	2,989,290
1,000,000		OPIC	3.280	09/15/29	1,000,637
198,531		OPIC	3.540	06/15/30	203,386
208,955		OPIC	3.370	12/15/30	211,659
473,466		OPIC	3.820	12/20/32	491,822
236,733		OPIC	3.938	12/20/32	246,570
941,855		OPIC	3.330	05/15/33	933,872
967,749		OPIC	3.160	06/01/33	943,971
1,250,000		OPIC	2.810	07/31/33	1,191,365
1,000,000		OPIC	2.940	07/31/33	963,398
1,500,000		OPIC	3.250	07/31/33	1,481,961
2,000,000		Private Export Funding Corp (PEFCO)	2.300	09/15/20	2,038,010
1,000,000		PEFCO	3.550	01/15/24	1,063,872
1,000,000		PEFCO	3.250	06/15/25	1,031,583
220,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	224,985
3,871,000		US Department of Housing and Urban Development (HUD)	0.930	08/01/17	3,872,034
3,176,000		HUD	1.540	08/01/17	3,184,404
3,000,000		HUD	2.910	08/01/17	3,033,711
478,000		HUD	5.300	08/01/17	478,897
122,000		HUD	1.330	08/01/18	122,028
1,000,000		HUD	1.770	08/01/18	1,007,094
4,050,000		HUD	3.120	08/01/18	4,163,967
2,200,000		HUD	4.620	08/01/18	2,311,929
510,000		HUD	2.050	08/01/19	515,310
2,775,000		HUD	3.300	08/01/19	2,898,976
450,000		HUD	4.870	08/01/19	485,993
1,573,000		HUD	1.980	08/01/20	1,562,634
410,000		HUD	2.450	08/01/20	413,054
150,000		HUD	3.430	08/01/20	156,675
3,958,000		HUD	2.350	08/01/21	3,971,307
1,361,000		HUD	2.450	08/01/22	1,365,082
500,000		HUD	2.910	08/01/23	508,764
1,300,000		HUD	5.380	08/01/27	1,360,332
2,180,000	i	Housing and Urban Development Corp Ltd	1.284	09/15/30	2,105,538
2,890,000		Montefiore Medical Center	2.152	10/20/26	2,639,671
2,059,255		MSN 41079 and 41084 Ltd	1.631	12/14/24	1,999,518
1,550,278		Tortola Leasing LLC	1.581	11/16/24	1,503,575
2,625,000		Tunisia Government AID Bonds	1.416	08/05/21	2,534,724
2,700,000		Ukraine Government AID Bonds	1.847	05/29/20	2,686,009
5,000,000		Ukraine Government AID Bonds	1.471	09/29/21	4,876,790
		TOTAL AGENCY SECURITIES			105,621,924

FOREIGN GOVERNMENT BONDS - 9.7%
1,000,000		African Development Bank	2.375	09/23/21	1,007,427
2,000,000		Asian Development Bank	2.125	03/19/25	1,927,866
3,000,000		Canada Government International Bond	1.125	03/19/18	2,996,091
175,452	g	Carpintero Finance Ltd	2.004	09/18/24	173,066
2,750,000		Council Of Europe Development Bank	1.000	02/04/19	2,716,211
2,895,000		European Bank for Reconstruction & Development	1.625	04/10/18	2,896,390
5,000,000		European Bank for Reconstruction & Development	0.875	07/22/19	4,902,835
238

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,225,000		European Investment Bank	2.000%	03/15/21	$2,213,764
3,000,000		European Investment Bank	2.125	04/13/26	2,856,792
3,000,000		Export Development Canada	0.875	01/30/17	2,998,737
3,000,000		Export Development Canada	1.250	12/10/18	3,002,694
1,000,000		Export Development Canada	1.625	12/03/19	998,583
1,350,000		Export-Import Bank of Korea	1.750	02/27/18	1,350,084
5,000,000		Inter-American Development Bank	1.185	07/09/18	4,945,605
1,000,000		Inter-American Development Bank	1.500	09/25/18	1,001,973
1,080,000		International Bank for Reconstruction & Development	0.625	07/12/17	1,076,006
5,000,000		International Finance Corp	1.546	11/04/21	4,791,120
2,500,000		International Finance Corp	2.125	04/07/26	2,393,852
2,500,000		Japan Bank for International Cooperation	1.875	04/20/21	2,440,095
3,000,000	g	Japan Finance Organization for Municipalities	2.125	04/13/21	2,931,783
3,000,000		KFW	1.000	01/26/18	2,992,269
1,000,000		KFW	1.750	10/15/19	1,001,040
3,000,000		KFW	1.500	04/20/20	2,964,912
3,000,000		KFW	1.875	11/30/20	2,985,837
3,050,000	g	Kommunalbanken AS.	1.375	10/26/20	2,975,662
2,000,000	g	Kommunalbanken AS.	2.125	02/11/25	1,897,802
4,000,000	g	Kommuninvest I Sverige AB	1.500	04/23/19	3,971,708
5,000,000		Kreditanstalt Fuer Wiederaufbau	2.000	11/30/21	4,952,695
4,900,000	g	Nacional Financiera SNC	3.375	11/05/20	4,906,125
5,000,000	g	Nederlandse Waterschapsbank NV	2.375	03/24/26	4,795,530
5,420,000		North American Development Bank	2.300	10/10/18	5,482,520
3,100,000		North American Development Bank	4.375	02/11/20	3,296,174
3,150,000		North American Development Bank	2.400	10/26/22	3,054,382
500,000		Province of Manitoba Canada	3.050	05/14/24	508,876
250,000		Province of Ontario Canada	1.200	02/14/18	249,405
		TOTAL FOREIGN GOVERNMENT BONDS			95,655,911

MORTGAGE BACKED - 11.9%
969,873		Federal Home Loan Mortgage Corp (FHLMC)	3.000	03/15/41	985,906
768,708		FHLMC	3.500	09/15/41	784,596
297,529		FHLMC	3.000	12/15/41	302,562
1,346,950		FHLMC	3.000	08/15/42	1,331,293
627,310		FHLMC	3.000	09/15/42	623,744
1,987,870		FHLMC	3.500	07/15/46	412,229
891,470		Federal Home Loan Mortgage Corp Gold (FGLMC)	3.500	03/01/27	930,839
431,191		FGLMC	3.500	04/01/45	443,398
3,180,678		FGLMC	3.500	10/01/45	3,267,249
3,024,889		FGLMC	4.000	12/01/45	3,197,340
2,420,127	h	FGLMC	3.500	08/01/46	2,486,761
199,529		Federal National Mortgage Association (FNMA)	3.500	11/01/25	208,416
48,420		FNMA	2.500	07/01/31	48,530
1,185,425		FNMA	2.500	07/01/31	1,188,135
285,916		FNMA	2.500	08/01/31	286,574
407,247		FNMA	3.000	10/01/31	418,132
70,717		FNMA	2.500	11/01/31	70,879
23,530		FNMA	2.500	11/01/31	23,585
64,116		FNMA	2.500	12/01/31	64,264
180,675		FNMA	2.500	12/01/31	181,091
139,041		FNMA	2.500	12/01/31	139,361
239

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000	h	FNMA	2.500%	01/25/32	$1,001,100
2,000,000	h	FNMA	3.000	01/25/32	2,051,600
3,000,000	h	FNMA	2.500	02/25/32	3,000,019
3,000,000	h	FNMA	3.000	02/25/32	3,075,994
2,000,000	h	FNMA	3.500	02/25/32	2,080,187
304,780		FNMA	5.000	10/01/33	333,717
313,850		FNMA	5.500	01/01/38	352,098
349,429		FNMA	5.500	11/01/38	405,116
727,662		FNMA	4.500	08/01/39	789,634
486,927		FNMA	4.500	10/01/39	531,213
142,012		FNMA	4.500	03/01/40	152,962
441,272		FNMA	4.500	04/01/40	478,945
157,228		FNMA	5.500	04/01/40	175,176
241,035		FNMA	5.500	07/01/40	269,912
1,091,558		FNMA	5.000	09/01/40	1,193,242
130,050		FNMA	6.000	10/01/40	147,425
1,313,721		FNMA	5.000	04/01/41	1,461,240
189,240		FNMA	4.500	11/01/41	204,328
166,067		FNMA	4.500	02/01/42	179,359
218,792		FNMA	4.500	06/01/42	235,775
564,096		FNMA	3.000	06/25/42	572,729
1,043,277		FNMA	3.500	11/25/42	199,293
163,316		FNMA	4.500	06/01/44	178,344
777,059		FNMA	4.500	06/01/44	854,033
948,703		FNMA	4.500	07/01/44	1,022,166
89,665		FNMA	4.000	08/01/44	95,264
365,397		FNMA	4.500	08/01/44	401,565
696,225		FNMA	4.500	11/01/44	766,064
1,744,940		FNMA	4.000	12/01/44	1,854,509
928,888		FNMA	4.000	01/01/45	987,355
899,297		FNMA	4.500	03/01/45	989,531
2,756,726		FNMA	4.000	07/01/45	2,915,428
1,974,216		FNMA	3.500	01/01/46	2,029,646
445,474		FNMA	4.000	01/01/46	471,319
2,971,362		FNMA	3.500	06/01/46	3,055,599
982,180		FNMA	3.500	08/01/46	1,007,017
988,440		FNMA	3.500	10/01/46	1,013,437
197,628		FNMA	3.500	10/25/46	56,508
8,000,000	h	FNMA	3.000	01/25/47	7,941,600
2,000,000	h	FNMA	3.500	01/25/47	2,048,600
7,000,000	h	FNMA	4.000	01/25/47	7,355,600
3,000,000	h	FNMA	4.500	01/25/47	3,225,600
8,000,000	h	FNMA	3.000	02/25/47	7,929,412
2,000,000	h	FNMA	3.500	02/25/47	2,045,553
2,000,000	h	FNMA	4.500	02/25/47	2,147,978
3,000,000	h	FNMA	3.500	03/25/47	3,062,119
2,000,000	h	FNMA	4.000	03/25/47	2,094,725
5,210,982		FNMA	3.500	07/01/55	5,342,763
849,058		Government National Mortgage Association (GNMA)	2.690	06/15/33	833,389
106,760		GNMA	5.000	10/20/39	118,308
110,210		GNMA	5.000	06/20/42	118,827
1,373,854		GNMA	3.500	10/20/42	273,082
240

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$374,969		GNMA	3.500%	07/15/43	$392,409
762,396		GNMA	3.500	09/20/44	795,979
1,643,635		GNMA	3.500	11/20/46	337,364
1,000,000	h	GNMA	3.500	12/20/46	1,040,123
2,000,000	h	GNMA	3.000	01/20/47	2,023,600
5,000,000	h	GNMA	3.000	02/20/47	5,050,602
7,000,000	h	GNMA	3.500	02/20/47	7,260,663
2,000,000	h	GNMA	4.000	02/20/47	2,119,753
		TOTAL MORTGAGE BACKED			117,541,782

MUNICIPAL BONDS - 14.7%
2,070,000		American Municipal Power, Inc	5.514	02/15/21	2,246,343
2,000,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	1,987,900
1,000,000		California Earthquake Authority	2.805	07/01/19	1,015,850
2,000,000		California Housing Finance Agency	2.966	08/01/22	2,010,960
250,000	g	California Pollution Control Financing Authority	5.000	07/01/27	250,920
500,000	g	California Pollution Control Financing Authority	5.000	07/01/37	500,210
5,500,000	g	California Pollution Control Financing Authority	5.000	11/21/45	5,502,310
500,000		Chelan County Public Utility District No	3.603	07/01/21	528,145
1,500,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	1,795,350
1,580,000		City & County of Honolulu HI	1.506	10/01/20	1,548,337
950,000		City & County of Honolulu HI	2.141	10/01/23	919,942
1,000,000		City & County of Honolulu HI	2.368	10/01/24	968,260
3,000,000		City of Austin TX Water & Wastewater System Revenue	2.133	11/15/19	3,021,960
3,000,000		City of Chicago IL	7.750	01/01/42	3,043,350
2,000,000		City of Cincinnati OH Water System Revenue	2.568	12/01/21	2,042,300
3,200,000	g	City of Compton CA	2.000	06/01/17	3,194,240
2,000,000		City of Florence SC	4.250	12/01/34	1,882,540
250,000		City of Houston TX Utility System Revenue	2.563	05/15/20	254,352
3,075,000		City of Norfolk VA	3.000	10/01/35	2,861,503
3,955,000		City of San Francisco CA Public Utilities Commission Water Revenue	2.400	11/01/22	3,940,802
5,000,000		City of San Francisco CA Public Utilities Commission Water Revenue	4.185	11/01/46	4,916,000
345,000		Commonwealth Financing Authority	2.428	06/01/20	341,684
355,000		Commonwealth Financing Authority	2.675	06/01/21	350,399
5,000,000		Commonwealth of Massachusetts	3.277	06/01/46	4,536,500
1,415,000		County of Miami-Dade FL Aviation Revenue	1.183	10/01/18	1,407,854
1,500,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,443,705
1,085,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	1,097,760
2,250,000		Florida Department of Environmental Protection	5.456	07/01/19	2,439,652
3,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	3,024,270
500,000	j	Garden State Preservation Trust	0.000	11/01/22	416,815
195,000		Guadalupe-Blanco River Authority Industrial Development Corp	1.909	04/15/18	196,305
1,790,000		Honolulu City & County Board of Water Supply	3.760	07/01/30	1,799,397
3,000,000		Imperial Irrigation District Electric System Revenue	4.500	11/01/40	3,015,630
2,000,000		Kern County Water Agency Improvement District No 4	4.276	05/01/36	2,009,300
1,000,000		Lavaca-Navidad River Authority	4.430	08/01/35	1,012,570
241

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,720,000		Maryland Community Development Administration Housing Revenue	3.797%	03/01/39	$3,532,810
2,575,000		Metropolitan Council	1.200	09/01/17	2,578,631
3,025,000		Metropolitan Council	1.550	09/01/19	3,023,064
500,000		Michigan Finance Authority	5.000	07/01/22	556,415
4,000,000		Michigan Finance Authority	3.610	11/01/32	3,701,360
1,920,000		Midpeninsula Regional Open Space District	0.730	09/01/17	1,917,082
2,115,000		New York State Environmental Facilities Corp	3.420	07/15/26	2,147,381
250,000	g	Niagara Area Development Corp	4.000	11/01/24	251,055
2,805,000		Ohio State Water Development Authority	4.879	12/01/34	3,128,613
250,000		Oklahoma Water Resources Board	3.071	04/01/22	258,775
205,000		Pend Oreille County Public Utility District No Box Canyon	2.417	01/01/17	205,000
2,225,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/30	2,238,239
3,000,000		Pittsburgh Water & Sewer Authority	6.610	09/01/24	3,464,850
3,350,000		Sacramento Area Flood Control Agency	2.224	10/01/20	3,320,051
2,000,000		South Dakota Conservancy District	1.898	08/01/19	2,009,320
1,000,000		South Dakota Conservancy District	1.920	08/01/19	1,005,960
1,000,000		State of California	1.800	04/01/20	990,220
1,000,000		State of California	3.750	10/01/37	1,014,740
2,480,000		State of California	4.988	04/01/39	2,612,779
3,000,000		State of Illinois	5.000	02/01/19	3,097,620
1,000,000		State of Texas	0.863	08/01/18	991,790
1,000,000		State of Texas	1.737	08/01/22	954,750
1,000,000		State of Texas	3.576	08/01/34	949,050
1,000,000		State of Texas	3.726	08/01/43	970,450
3,000,000		Suffolk County Water Authority	4.000	06/01/39	3,121,650
1,650,000		Syracuse Industrial Development Agency	5.000	01/01/36	1,547,238
255,000		Texas Public Finance Authority	5.250	07/01/17	255,196
3,000,000		Texas Water Development Board	4.648	04/15/50	2,946,150
500,000		University of California	2.676	05/15/21	510,665
1,230,000		University of Cincinnati	3.500	06/01/32	1,240,135
2,000,000		University of New Mexico	3.532	06/20/32	1,926,960
2,000,000		University of Virginia	3.570	04/01/45	2,005,600
5,000,000		Vermont Educational & Health Buildings Financing Agency	4.000	12/01/42	4,827,550
5,000,000	g	Virgin Islands Water & Power Authority-Electric System	5.500	11/15/18	4,954,000
655,000		Washington County Clean Water Services	4.828	10/01/22	730,417
530,000		Washington County Clean Water Services	5.078	10/01/24	607,666
1,245,000		Water Works Board of the City of Birmingham	1.509	01/01/19	1,233,683
3,000,000		Water Works Board of the City of Birmingham	1.788	01/01/20	2,947,260
2,005,000		Water Works Board of the City of Birmingham	2.392	01/01/23	1,940,439
250,000		West Virginia Water Development Authority	5.000	11/01/21	280,150
1,000,000	h	Yuba Levee Financing Authority	3.170	09/01/22	1,007,240
		TOTAL MUNICIPAL BONDS			144,525,419

U.S. TREASURY SECURITIES - 4.0%
5,745,000		United States Treasury Bond	2.500	05/15/46	5,092,776
12,200,000		United States Treasury Bond	2.250	08/15/46	10,231,786
410,000		United States Treasury Note	1.375	05/31/21	401,483
9,715,000		United States Treasury Note	1.750	11/30/21	9,632,869
400,000		United States Treasury Note	1.500	03/31/23	383,890
14,615,000		United States Treasury Note	2.000	11/15/26	14,039,023
		TOTAL U.S. TREASURY SECURITIES			39,781,827

		TOTAL GOVERNMENT BONDS			503,126,863
		(Cost $508,501,260)
242

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
STRUCTURED ASSETS - 13.0%

ASSET BACKED - 3.4%
$208,954	i	ACE Securities Corp Home Equity Loan Trust	1.491%	08/25/35	$207,249
		Series - 2005 HE5 (Class M2)
40,884		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	40,908
		Series - 2013 1 (Class C)
150,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	151,977
		Series - 2015 3 (Class D)
62,572	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	62,607
		Series - 2005 HE7 (Class M2)
333,333	g	Avis Budget Rental Car Funding AESOP LLC	3.780	02/20/18	334,048
		Series - 2011 5A (Class C)
925,000	i	Basic Asset Backed Securities Trust	1.066	04/25/36	854,681
		Series - 2006 1 (Class A3)
1,000,000	g	Capital Automotive REIT	3.660	10/15/44	970,630
		Series - 2014 1A (Class A)
2,175,670	g,i	CBRE Realty Finance	1.168	04/07/52	807,259
		Series - 2007 1A (Class A2)
982,500	g	DB Master Finance LLC	3.262	02/20/45	983,788
		Series - 2015 1A (Class A2I)
990,000	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	979,704
		Series - 2015 1A (Class A2I)
891,000	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	874,807
		Series - 2015 1A (Class A2II)
2,220,908	g	HERO Funding Trust	3.840	09/21/40	2,259,773
		Series - 2015 1A (Class A)
740,280	g	HERO Funding Trust	3.990	09/21/40	745,832
		Series - 2014 2A (Class A)
4,225,056	g	HERO Funding Trust	3.750	09/20/41	4,285,812
		Series - 2016 2A (Class A)
1,762,735	g	HERO Funding Trust	4.050	09/20/41	1,804,159
		Series - 2016 1A (Class A)
2,413,932	g	HERO Funding Trust	3.080	09/20/42	2,379,219
		Series - 2016 3A (Class A1)
1,500,000	g	HERO Residual Funding 2016 - R	4.500	09/21/42	1,485,119
		Series - 2016 1R (Class A1)
500,000	g	Hertz Vehicle Financing LLC	6.440	02/25/19	514,096
		Series - 2010 1A (Class B3)
78,556	i	Lehman XS Trust	1.006	02/25/36	75,097
		Series - 2006 1 (Class 1A1)
136,369	g	Orange Lake Timeshare Trust	3.030	07/09/29	135,909
		Series - 2014 AA (Class B)
45,551	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.536	01/25/36	45,399
		Series - 2005 WCH1 (Class M2)
169,368	g	SolarCity LMC	4.800	11/20/38	158,921
		Series - 2013 1 (Class A)
432,817	g	SolarCity LMC	4.590	04/20/44	408,113
		Series - 2014 1 (Class A)
243

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$920,489	g	SolarCity LMC	4.020%	07/20/44	$867,273
		Series - 2014 2 (Class A)
2,035,422	g	SolarCity LMC	4.800	09/20/48	1,921,413
		Series - 2016 A (Class A)
470,640	g	SpringCastle America Funding LLC	3.050	04/25/29	472,993
		Series - 2016 AA (Class A)
705,525	i	Structured Asset Securities Corp Mortgage Loan Trust	2.117	04/25/35	664,774
		Series - 2005 7XS (Class 2A1A)
2,000,000		Toyota Auto Receivables Owner Trust	1.270	05/15/19	1,999,905
		Series - 2015 B (Class A3)
5,000,000		Toyota Auto Receivables Owner Trust	1.300	04/15/20	4,983,383
		Series - 2016 B (Class A3)
2,000,000		Toyota Auto Receivables Owner Trust	1.740	09/15/20	2,006,591
		Series - 2015 B (Class A4)
		TOTAL ASSET BACKED			33,481,439

OTHER MORTGAGE BACKED - 9.6%
79,399	g	7 WTC Depositor LLC Trust	4.082	03/13/31	80,447
		Series - 2012 7WTC (Class A)
200,000	i	Banc of America Commercial Mortgage Trust	5.667	05/10/45	199,121
		Series - 2006 2 (Class C)
500,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	499,307
		Series - 2007 1 (Class AMFX)
1,000,000	i	Banc of America Commercial Mortgage Trust	5.809	02/10/51	1,008,007
		Series - 2007 4 (Class AJ)
750,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	691,284
		Series - 2007 4 (Class E)
2,000,000	i	Banc of America Commercial Mortgage Trust	5.971	02/10/51	1,882,816
		Series - 2007 5 (Class AJ)
500,000	g,i	Banc of America Commercial Mortgage Trust	6.000	02/10/51	487,785
		Series - 2007 4 (Class D)
3,000,000	g	BBCMS Trust	3.593	09/15/32	3,049,818
		Series - 2015 MSQ (Class A)
2,500,000	g	BBCMS Trust	3.894	09/15/32	2,564,533
		Series - 2015 MSQ (Class B)
1,120,000	i	Bear Stearns Commercial Mortgage Securities Trust	5.920	09/11/42	1,127,782
		Series - 2007 T28 (Class AJ)
65,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	65,858
		Series - 2007 C3 (Class AM)
1,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	1,517,015
		Series - 2007 C3 (Class AJ)
5,000,000	g	COMM Mortgage Trust	3.544	03/10/31	4,992,632
		Series - 2013 WWP (Class C)
1,510,000	i	Commercial Mortgage Trust	6.147	12/10/49	1,490,475
		Series - 2007 GG11 (Class B)
3,000,000	i	Connecticut Avenue Securities	5.006	01/25/29	3,110,489
		Series - 2016 C04 (Class 1M2)
2,250,000	i	Connecticut Avenue Securities	5.206	01/25/29	2,339,601
		Series - 2016 C05 (Class 2M2)
252,204	i	Countrywide Home Loan Mortgage Pass Through Trust	3.094	11/20/34	241,645
		Series - 2004 HYB6 (Class A2)
670,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	671,400
		Series - 2007 C4 (Class A1AJ)
244

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,500,000	i	Credit Suisse Commercial Mortgage Trust	5.949%	09/15/39	$2,505,524
		Series - 2007 C4 (Class AJ)
1,000,000	i	Credit Suisse Commercial Mortgage Trust	0.937	01/15/49	997,637
		Series - 2007 C2 (Class AMFL)
1,250,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	1,244,927
		Series - 2007 C2 (Class AJ)
1,500,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	1,500,756
		Series - 2007 C1 (Class AM)
5,000,000	g	GRACE Mortgage Trust	3.369	06/10/28	5,181,922
		Series - 2014 GRCE (Class A)
2,000,000	i	Greenwich Capital Commercial Funding Corp	5.867	12/10/49	2,043,921
		Series - 2007 GG11 (Class AM)
2,500,000	g	Hudson Yards Mortgage Trust	2.835	08/10/38	2,404,488
		Series - 2016 10HY (Class A)
2,500,000	g,i	Hudson Yards Mortgage Trust	2.977	08/10/38	2,396,777
		Series - 2016 10HY (Class B)
2,500,000	g,i	Hudson Yards Mortgage Trust	2.977	08/10/38	2,348,323
		Series - 2016 10HY (Class C)
39,616	i	Impac CMB Trust	1.416	03/25/35	36,358
		Series - 2004 11 (Class 2A1)
499,912	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	500,739
		Series - 2006 C4 (Class B)
441,041	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	440,880
		Series - 2006 C3 (Class C)
710,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	706,797
		Series - 2007 C1 (Class D)
1,372,120	g,i	LVII Resecuritization Trust	3.417	07/25/47	1,375,551
		Series - 2015 A (Class A)
567,211	g,i	ML-CFC Commercial Mortgage Trust	0.875	08/12/48	562,801
		Series - 2007 5 (Class AMFL)
1,000,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	1,005,810
		Series - 2007 6 (Class AM)
4,250,000	g	Morgan Stanley Capital I Trust	3.350	07/13/29	4,388,173
		Series - 2014 CPT (Class A)
1,090,000	g,i	Morgan Stanley Capital I Trust	3.446	07/13/29	1,111,058
		Series - 2014 CPT (Class B)
5,000,000	g	Morgan Stanley Capital I Trust	2.695	01/11/32	5,020,837
		Series - 2013 WLSR (Class A)
1,500,000	i	Morgan Stanley Capital I Trust	5.861	04/12/49	1,488,269
		Series - 2007 HQ12 (Class C)
1,000,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	922,690
		Series - 2007 IQ15 (Class AJ)
2,000,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	2,027,550
		Series - 2007 IQ15 (Class AM)
2,000,000	i	Morgan Stanley Capital I Trust	6.095	12/12/49	1,832,582
		Series - 2007 IQ16 (Class AJFX)
3,000,000	g	OBP Depositor LLC Trust	4.646	07/15/45	3,188,411
		Series - 2010 OBP (Class A)
308,069	i	Structured Agency Credit Risk Debt Note (STACR)	3.156	01/25/25	309,305
		Series - 2015 DN1 (Class M2)
853,365	i	Structured Agency Credit Risk Debt Note (STACR)	2.956	03/25/25	860,871
		Series - 2015 HQ1 (Class M2)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	4.556	03/25/25	264,641
		Series - 2015 HQ1 (Class M3)
245

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,500,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.956%	10/25/28	$3,544,161
		Series - 2016 DNA2 (Class M2)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.106	03/25/29	1,745,496
		Series - 2016 HQA3 (Class M2)
2,000,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.907	12/15/43	1,989,682
		Series - 2007 C30 (Class AMFL)
953,136	i	Wachovia Bank Commercial Mortgage Trust	5.594	01/15/45	929,146
		Series - 2006 C23 (Class F)
2,250,000	i	Wachovia Bank Commercial Mortgage Trust	5.825	07/15/45	2,277,675
		Series - 2006 C27 (Class AJ)
70,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	71,630
		Series - 2007 C34 (Class AM)
750,000	i	Wachovia Bank Commercial Mortgage Trust	5.942	05/15/46	751,732
		Series - 2007 C34 (Class AJ)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	6.214	05/15/46	994,565
		Series - 2007 C34 (Class B)
2,000,000	i	Wachovia Bank Commercial Mortgage Trust	6.219	05/15/46	1,981,213
		Series - 2007 C34 (Class C)
500,000	i	Wachovia Bank Commercial Mortgage Trust	5.652	04/15/47	486,827
		Series - 2007 C31 (Class C)
2,250,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	2,269,961
		Series - 2007 C31 (Class AJ)
1,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	1,009,271
		Series - 2007 C32 (Class AMFX)
1,333,000	g,i	Wachovia Bank Commercial Mortgage Trust	5.715	06/15/49	266,600
		Series - 2007 C32 (Class J)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	959,485
		Series - 2007 C32 (Class B)
2,010,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	1,946,805
		Series - 2007 C32 (Class AJ)
40,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	40,479
		Series - 2007 C33 (Class AM)
		TOTAL OTHER MORTGAGE BACKED			93,952,341

		TOTAL STRUCTURED ASSETS			127,433,780
		(Cost $129,409,645)

		TOTAL BONDS			949,333,991
		(Cost $962,406,220)

SHARES		COMPANY
PREFERRED STOCKS - 0.0%

BANKS - 0.0%
250	*	M&T Bank Corp	6.375	12/30/49	276,250
		TOTAL BANKS			276,250
		TOTAL PREFERRED STOCKS			276,250
		(Cost $255,625)
246

TIAA-CREF FUNDS - Social Choice Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 8.4%
GOVERNMENT AGENCY DEBT - 2.1%
$20,200,000	Federal Home Loan Bank (FHLB)	0.350%	02/06/17	$20,190,466
	TOTAL GOVERNMENT AGENCY DEBT			20,190,466

TREASURY DEBT - 6.3%
10,100,000	United States Treasury Bill	0.305	01/05/17	10,099,798
23,100,000	United States Treasury Bill	0.355	01/12/17	23,097,690
24,100,000	United States Treasury Bill	0.375	01/26/17	24,093,517
5,000,000	United States Treasury Bill	0.312	02/09/17	4,997,700
	TOTAL TREASURY DEBT			62,288,705

	TOTAL SHORT-TERM INVESTMENTS			82,479,171
	(Cost $82,482,116)

	TOTAL INVESTMENTS - 106.3%			1,045,607,624
	(Cost $1,058,659,535)
	OTHER ASSETS & LIABILITIES, NET - (6.3)%			(61,577,309)
	NET ASSETS - 100.0%			$984,030,315

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2016, the aggregate value of these securities was $181,646,821 or 18.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
247

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

TIAA-CREF FUNDS

TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2016

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
LONG-TERM MUNICIPAL BONDS - 95.2%

ALABAMA - 1.9%
$2,220,000		Mobile County Board of School Commissioners	5.000%	03/01/26	$2,619,822
2,395,000		University of South Alabama	5.000	11/01/31	2,762,345
		TOTAL ALABAMA			5,382,167

ALASKA - 1.2%
500,000		Alaska Municipal Bond Bank Authority	5.000	12/01/31	561,865
2,570,000		Borough of Matanuska-Susitna AK	5.000	09/01/25	2,933,912
		TOTAL ALASKA			3,495,777

ARIZONA - 1.1%
200,000		City of Phoenix Civic Improvement Corp	5.000	07/01/24	233,806
200,000		City of Phoenix Civic Improvement Corp	5.000	07/01/25	235,186
2,000,000		City of Tucson AZ, GO	5.000	07/01/20	2,217,620
190,000		Pinal County Electric District No 3	5.000	07/01/33	215,137
		TOTAL ARIZONA			2,901,749

CALIFORNIA - 11.7%
715,000	g	California School Finance Authority	5.000	08/01/25	787,143
1,395,000	g	City of Compton CA	2.000	06/01/17	1,392,489
2,000,000		County of San Bernardino CA, COP	5.250	08/01/19	2,167,400
1,715,000		Elk Grove Finance Authority	5.000	09/01/30	1,877,050
700,000		Kern County Water Agency Improvement District No 4	5.000	05/01/24	827,708
1,000,000		Kern County Water Agency Improvement District No 4	5.000	05/01/25	1,191,720
1,185,000		Livermore Redevelopment Agency	5.000	08/01/21	1,332,402
2,480,000		Los Angeles Department of Water & Power	5.000	07/01/44	2,766,415
450,000		Palmdale Community Redevelopment Agency	5.000	09/01/25	525,614
550,000		Palmdale Community Redevelopment Agency	5.000	09/01/26	646,641
415,000		Palmdale Community Redevelopment Agency	5.000	09/01/31	473,278
1,000,000		Palomar Health	5.000	11/01/25	1,112,160
750,000		San Diego Public Facilities Financing Authority	5.000	10/15/31	856,883
800,000		San Francisco City & County Redevelopment Agency	5.000	08/01/25	925,368
3,000,000		State of California	5.000	08/01/24	3,559,920
1,000,000		State of California	5.000	09/01/24	1,187,730
3,000,000		State of California	5.000	09/01/24	3,563,190
1,400,000		State of California	5.000	09/01/25	1,682,926
2,000,000		State of California, GO	5.000	02/01/22	2,290,080
2,000,000		State of California, GO	5.000	04/01/22	2,295,880
1,710,000		West Contra Costa Unified School District, GO	5.700	02/01/21	1,965,628
		TOTAL CALIFORNIA			33,427,625
248

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
COLORADO - 1.2%
$2,155,000	Colorado Health Facilities Authority	5.000%	01/01/32	$2,332,529
1,000,000	Denver Urban Renewal Authority	5.000	12/01/24	1,179,090
	TOTAL COLORADO			3,511,619

CONNECTICUT - 2.6%
1,250,000	City of New Haven CT	5.000	08/15/24	1,397,300
1,400,000	Connecticut State Health & Educational Facility Authority	5.000	07/01/22	1,594,642
2,000,000	University of Connecticut	5.000	03/15/28	2,331,480
2,000,000	University of Connecticut	5.000	03/15/30	2,308,820
	TOTAL CONNECTICUT			7,632,242

FLORIDA - 6.6%
1,260,000	City of Lakeland FL	5.000	11/15/26	1,463,188
1,695,000	City of Miami Beach FL	5.000	09/01/24	2,001,473
1,350,000	County of Miami-Dade FL Aviation Revenue	5.000	10/01/29	1,567,836
1,000,000	County of Orange FL	5.000	10/01/21	1,127,240
1,295,000	Florida Higher Educational Facilities Financial Authority	5.000	04/01/26	1,460,229
1,225,000	JEA Electric System Revenue	5.000	10/01/21	1,389,738
1,250,000	Miami Beach Redevelopment Agency	5.000	02/01/24	1,465,550
1,375,000	Miami-Dade County Expressway Authority	5.000	07/01/31	1,578,596
500,000	Orange County Health Facilities Authority	5.000	10/01/27	573,870
2,180,000	Port St. Lucie Community Redevelopment Agency	5.000	01/01/26	2,583,540
3,000,000	School District of Broward County	5.000	07/01/26	3,532,950
500,000	School District of Broward County	5.000	07/01/31	570,955
	TOTAL FLORIDA			19,315,165

GEORGIA - 0.8%
1,000,000	City of Atlanta Department of Aviation	5.000	01/01/24	1,174,800
1,130,000	Private Colleges & Universities Authority	5.000	04/01/17	1,139,119
	TOTAL GEORGIA			2,313,919

GUAM - 0.4%
1,000,000	Territory of Guam	5.000	12/01/30	1,089,710
	TOTAL GUAM			1,089,710

HAWAII - 1.4%
2,500,000	State of Hawaii	5.000	10/01/24	2,981,800
1,000,000	State of Hawaii Airports System Revenue	5.000	07/01/41	1,079,590
	TOTAL HAWAII			4,061,390

ILLINOIS - 9.7%
2,000,000	Chicago Midway International Airport	5.000	01/01/26	2,272,600
400,000	Chicago Park District	5.000	01/01/23	444,248
1,000,000	Chicago Public Building Commission	5.250	03/01/24	1,072,560
2,085,000	Chicago State University	5.500	12/01/23	2,226,843
1,220,000	Chicago Transit Authority	5.250	12/01/24	1,347,832
1,000,000	City of Chicago IL Motor Fuel Tax Revenue	5.000	01/01/24	1,040,640
1,500,000	City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/22	1,639,500
249

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	City of Chicago IL Wastewater Transmission Revenue	5.000%	01/01/23	$1,102,550
1,500,000	City of Chicago IL, GO	5.500	01/01/35	1,464,855
650,000	City of Chicago IL, GO	5.500	01/01/37	628,589
500,000	City of Chicago IL, GO	5.500	01/01/42	477,165
1,750,000	County of Cook IL	5.000	11/15/31	1,900,290
400,000	Illinois Finance Authority	5.000	05/01/21	438,136
500,000	Illinois Finance Authority	5.000	11/01/21	552,845
1,200,000	Illinois Finance Authority	5.000	08/15/25	1,400,724
1,000,000	Illinois State Toll Highway Authority	5.000	01/01/24	1,162,180
2,000,000	Metropolitan Water Reclamation District of Greater Chicago	5.000	12/01/30	2,321,920
2,000,000	State of Illinois	5.000	02/01/18	2,052,540
2,000,000	State of Illinois	5.000	06/01/28	2,011,840
1,500,000	State of Illinois, GO	5.000	06/15/19	1,609,050
525,000	State of Illinois, GO	6.250	12/15/20	565,351
	TOTAL ILLINOIS			27,732,258

INDIANA - 1.6%
2,120,000	Indiana Bond Bank	5.250	04/01/19	2,286,526
1,940,000	Indianapolis Local Public Improvement Bond Bank	5.500	01/01/21	2,187,951
	TOTAL INDIANA			4,474,477

KANSAS - 0.4%
1,000,000	Wyandotte County-Kansas City Unified Government Utility System Revenue	5.000	09/01/22	1,143,530
	TOTAL KANSAS			1,143,530

KENTUCKY - 1.8%
2,000,000	Kentucky Turnpike Authority	5.000	07/01/26	2,366,240
1,250,000	Paducah Electric Plant Board	5.000	10/01/34	1,400,262
1,250,000	Paducah Electric Plant Board	5.000	10/01/35	1,393,713
	TOTAL KENTUCKY			5,160,215

LOUISIANA - 0.8%
1,000,000	Louisiana Public Facilities Authority	5.250	10/01/24	1,117,550
1,000,000	State of Louisiana	5.000	08/01/26	1,197,520
	TOTAL LOUISIANA			2,315,070

MARYLAND - 0.5%
1,400,000	Maryland Economic Development Corp	5.000	03/31/36	1,496,740
	TOTAL MARYLAND			1,496,740

MASSACHUSETTS - 1.3%
1,040,000	Massachusetts Department of Transportation	5.000	01/01/32	1,125,675
1,000,000	Massachusetts Development Finance Agency	5.000	04/15/25	1,086,710
500,000	Massachusetts Development Finance Agency	5.000	12/01/29	580,020
750,000	Massachusetts Development Finance Agency	5.000	12/01/31	857,647
10,000	Massachusetts School Building Authority	5.000	08/15/37	10,245
	TOTAL MASSACHUSETTS			3,660,297
250

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
MICHIGAN - 6.9%
$1,190,000	Lansing Community College	5.000%	05/01/32	$1,331,063
4,000,000	Michigan Finance Authority	5.000	04/01/21	4,413,240
1,500,000	Michigan Finance Authority	5.000	07/01/22	1,686,300
2,000,000	Michigan Finance Authority	5.000	04/01/25	2,279,020
2,000,000	Michigan Finance Authority	5.000	11/15/28	2,250,060
1,100,000	Michigan Finance Authority	5.000	07/01/35	1,178,518
1,650,000	Michigan Finance Authority	5.000	07/01/44	1,744,743
2,000,000	Michigan Finance Authority, GO	5.000	05/01/18	2,090,180
1,000,000	Michigan Finance Authority, GO	5.000	05/01/20	1,091,220
1,000,000	Michigan Finance Authority, GO	5.000	10/01/22	1,161,270
500,000	Michigan State Building Authority	5.000	04/15/22	568,850
	TOTAL MICHIGAN			19,794,464

MINNESOTA - 1.9%
1,000,000	Minnesota Rural Water Finance Authority, Inc	2.000	10/01/17	1,006,450
500,000	Northern Municipal Power Agency	5.000	01/01/26	591,240
500,000	Northern Municipal Power Agency	5.000	01/01/28	583,850
350,000	Northern Municipal Power Agency	5.000	01/01/31	401,527
1,715,000	University of Minnesota	5.000	08/01/21	1,942,718
1,000,000	Western Minnesota Municipal Power Agency	5.000	01/01/22	1,140,750
	TOTAL MINNESOTA			5,666,535

MISSISSIPPI - 2.5%
750,000	Mississippi Development Bank	5.000	04/01/23	841,995
1,500,000	Mississippi Development Bank	5.000	03/01/24	1,696,995
750,000	Mississippi Development Bank	5.000	04/01/24	846,397
1,250,000	Mississippi Development Bank	5.000	03/01/25	1,420,913
1,045,000	Mississippi Development Bank	5.000	03/01/26	1,192,324
1,000,000	Mississippi Development Bank	5.000	03/01/35	1,105,040
	TOTAL MISSISSIPPI			7,103,664

MISSOURI - 3.8%
1,225,000	City of Kansas City MO	5.000	10/01/26	1,423,303
1,000,000	City of St. Louis MO Parking Revenue	5.000	12/15/24	1,172,810
1,000,000	City of St. Louis MO Parking Revenue	5.000	12/15/25	1,179,060
1,000,000	City of St. Louis MO Parking Revenue	5.000	12/15/26	1,171,260
3,500,000	Health & Educational Facilities Authority of the State of Missouri	5.000	02/01/35	3,598,490
500,000	St. Louis Land Clearance for Redevelopment Authority	3.000	06/01/18	506,270
1,745,000	St. Louis Municipal Finance Corp	5.000	02/15/26	1,984,100
	TOTAL MISSOURI			11,035,293

NEVADA - 0.4%
1,000,000	Las Vegas Redevelopment Agency	5.000	06/15/26	1,148,340
	TOTAL NEVADA			1,148,340
NEW JERSEY - 1.4%
1,000,000	New Jersey Educational Facilities Authority	5.000	07/01/27	1,169,490
251

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,475,000	New Jersey Educational Facilities Authority	5.000%	07/01/33	$1,591,717
1,000,000	New Jersey Transportation Trust Fund Authority	5.000	06/15/20	1,068,350
	TOTAL NEW JERSEY			3,829,557

NEW YORK - 7.4%
1,000,000	Brooklyn Arena Local Development Corp	5.000	07/15/25	1,127,040
1,000,000	Brooklyn Arena Local Development Corp	5.000	07/15/26	1,127,540
1,000,000	County of Nassau NY	5.000	10/01/26	1,175,160
1,000,000	Metropolitan Transportation Authority	5.000	11/15/20	1,119,620
1,235,000	Metropolitan Transportation Authority	5.000	11/15/38	1,366,910
5,000,000	New York City Water & Sewer System	5.250	06/15/40	5,419,400
1,495,000	New York Counties Tobacco Trust VI	2.450	06/01/42	1,456,205
2,250,000	New York State Dormitory Authority	5.000	10/01/17	2,315,542
375,000	New York Transportation Development Corp	5.000	07/01/30	404,595
1,000,000	New York Transportation Development Corp	5.000	08/01/31	1,021,870
1,385,000	Troy Capital Resource Corp	5.000	08/01/24	1,617,292
750,000	Utility Debt Securitization Authority	5.000	06/15/24	863,843
1,000,000	Westchester County Local Development Corp	5.000	11/01/24	1,145,990
1,000,000	Westchester County Local Development Corp	5.000	11/01/25	1,159,860
	TOTAL NEW YORK			21,320,867

NORTH CAROLINA - 1.1%
900,000	North Carolina Medical Care Commission	5.000	10/01/18	933,030
240,000	North Carolina Medical Care Commission	4.000	10/01/19	246,065
2,000,000	North Carolina Medical Care Commission	5.000	06/01/34	2,151,360
	TOTAL NORTH CAROLINA			3,330,455

NORTH DAKOTA - 0.3%
1,000,000	North Dakota Housing Finance Agency	2.400	01/01/26	951,360
	TOTAL NORTH DAKOTA			951,360

OHIO - 3.0%
115,000	American Municipal Power, Inc	5.250	02/15/33	119,408
1,200,000	City of Cleveland OH Airport System Revenue	5.000	01/01/24	1,384,620
2,000,000	City of Cleveland OH Airport System Revenue	5.000	01/01/25	2,322,340
1,000,000	Cleveland-Cuyahoga County Port Authority	5.000	08/01/44	1,061,630
1,000,000	Ohio Air Quality Development Authority	5.625	06/01/18	940,140
1,660,000	State of Ohio, GO	5.000	01/15/21	1,840,243
1,000,000	State of Ohio, GO	5.000	08/01/21	1,136,070
	TOTAL OHIO			8,804,451

OKLAHOMA - 0.5%
1,220,000	Oklahoma Development Finance Authority	5.000	08/15/24	1,433,866
	TOTAL OKLAHOMA			1,433,866

PENNSYLVANIA - 3.7%
1,100,000	Allegheny County Higher Education Building Authority	5.000	03/01/29	1,271,138
2,000,000	Commonwealth of Pennsylvania	5.000	09/15/23	2,299,740
795,000	Montgomery County Industrial Development Authority	3.000	01/01/18	792,543
252

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000		Pennsylvania Economic Development Financing Authority	5.000%	12/31/25	$2,176,540
2,500,000		Pennsylvania State University	5.000	03/01/40	2,713,800
1,155,000		State Public School Building Authority	5.000	05/01/25	1,325,790
		TOTAL PENNSYLVANIA			10,579,551

RHODE ISLAND - 2.3%
2,000,000		Rhode Island Health & Educational Building Corp	5.000	09/01/21	2,271,120
1,900,000		Rhode Island Health & Educational Building Corp	5.000	09/01/39	2,044,609
2,000,000		State of Rhode Island, GO	5.000	08/01/21	2,259,960
		TOTAL RHODE ISLAND			6,575,689

SOUTH DAKOTA - 0.7%
390,000		South Dakota Health & Educational Facilities Authority	5.000	11/01/22	447,291
415,000		South Dakota Health & Educational Facilities Authority	5.000	11/01/23	481,101
500,000		South Dakota Health & Educational Facilities Authority	5.000	11/01/24	584,810
465,000		South Dakota Health & Educational Facilities Authority	5.000	11/01/25	547,245
		TOTAL SOUTH DAKOTA			2,060,447

TEXAS - 6.4%
900,000		City of Austin TX Airport System Revenue	5.000	11/15/39	977,220
1,165,000		City of Frisco TX, GO	5.500	02/15/25	1,221,572
1,095,000		City of Lubbock TX	5.000	02/15/25	1,299,239
1,500,000		City of Lubbock TX	5.000	02/15/25	1,779,780
550,000		Dallas County Utility & Reclamation District	5.000	02/15/26	641,883
1,570,000		Houston Independent School District	5.000	02/15/24	1,855,614
1,105,000		Love Field Airport Modernization Corp	5.250	11/01/40	1,195,146
3,000,000		State of Texas	5.000	10/01/23	3,535,680
455,000		Tarrant County Cultural Education Facilities Finance Corp	4.000	11/15/18	468,245
1,750,000		Tarrant County Cultural Education Facilities Finance Corp	5.000	11/15/35	1,772,400
1,000,000		Tarrant County Cultural Education Facilities Finance Corp	5.000	11/15/36	1,009,920
1,400,000		Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/22	1,544,172
1,545,000		Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/32	1,604,452
		TOTAL TEXAS			18,905,323

UTAH - 0.4%
1,000,000		Utah Transit Authority	4.000	12/15/31	1,058,050
		TOTAL UTAH			1,058,050

VIRGIN ISLANDS - 3.8%
2,000,000	g	Virgin Islands Public Finance Authority	5.000	09/01/25	2,242,780
2,500,000	g	Virgin Islands Public Finance Authority	5.000	09/01/33	2,694,950
6,000,000	g	Virgin Islands Water & Power Authority-Electric System	5.500	11/15/18	5,944,800
		TOTAL VIRGIN ISLANDS			10,882,530

VIRGINIA - 0.1%
250,000		Alexandria Industrial Development Authority	3.000	10/01/17	252,945
		TOTAL VIRGINIA			252,945
253

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
WASHINGTON - 3.0%
$1,955,000	Energy Northwest	5.000%	07/01/23	$2,260,019
750,000	Energy Northwest	5.000	07/01/24	890,280
2,000,000	Skagit County Public Hospital District No	5.625	12/01/25	2,081,480
3,000,000	State of Washington, GO	5.250	02/01/22	3,474,300
	TOTAL WASHINGTON			8,706,079

WEST VIRGINIA - 0.6%
1,500,000	City of Princeton WV	5.000	05/01/21	1,625,775
	TOTAL WEST VIRGINIA			1,625,775

	TOTAL LONG-TERM MUNICIPAL BONDS			274,179,191
	(Cost $278,741,116)

	TOTAL INVESTMENTS - 95.2%			274,179,191
	(Cost $278,741,116)
	OTHER ASSETS & LIABILITIES, NET - 4.8%			13,900,193
	NET ASSETS - 100.0%			$288,079,384

Abbreviation(s):
COP	Certificate of Participation
GO	General Obligation

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2016, the aggregate value of these securities was $13,062,162 or 4.5% of net assets.
254

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS
MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2016

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 99.6%

GOVERNMENT AGENCY DEBT - 59.1%
$4,000,000	Federal Agricultural Mortgage Corp (FAMC)	1.100%	01/26/17	$4,001,909
3,760,000	FAMC	0.340	01/30/17	3,758,970
3,595,000	FAMC	0.010-0.480	02/10/17	3,593,149
3,000,000	FAMC	0.520	02/24/17	2,997,660
2,000,000	FAMC	0.010	03/06/17	1,998,222
1,000,000	FAMC	0.520	03/23/17	998,830
1,445,000	FAMC	0.550	03/24/17	1,443,190
2,700,000	FAMC	0.700	06/01/17	2,692,073
750,000	FAMC	0.740	07/27/17	746,809
540,000	Federal Farm Credit Bank (FFCB)	0.460	01/13/17	539,917
4,500,000	FFCB	0.370	01/24/17	4,498,936
1,900,000	FFCB	0.475	02/01/17	1,899,223
2,000,000	FFCB	0.460	02/13/17	1,998,901
567,000	FFCB	0.420	02/17/17	566,689
7,000,000	FFCB	0.540	03/23/17	6,991,495
5,000,000	FFCB	0.010	03/24/17	4,994,989
200,000	FFCB	0.720	05/25/17	199,424
783,000	FFCB	0.650	07/12/17	780,286
11,640,000	Federal Home Loan Bank (FHLB)	0.265-0.500	01/06/17	11,639,523
12,335,000	FHLB	0.390-0.450	01/09/17	12,333,859
7,000,000	FHLB	,995,0.440	01/11/17	6,999,144
2,800,000	FHLB	0.400	01/12/17	2,799,658
3,294,000	FHLB	0.370-0.515	01/13/17	3,293,460
3,600,000	FHLB	0.460	01/17/17	3,599,264
7,200,000	FHLB	0.340-0.460	01/18/17	7,198,808
12,850,000	FHLB	0.340-0.460	01/20/17	12,847,560
11,950,000	FHLB	0.340-0.420	01/25/17	11,947,047
19,550,000	FHLB	0.365-0.520	01/27/17	19,544,049
4,000,000	FHLB	0.470	01/30/17	3,998,486
9,785,000	FHLB	0.420-0.470	02/01/17	9,781,241
11,902,000	FHLB	0.380-0.550	02/03/17	11,897,066
6,010,000	FHLB	0.475	02/06/17	6,007,145
16,000,000	FHLB	0.440-0.450	02/08/17	15,992,437
4,000,000	FHLB	0.500	02/10/17	3,997,778
2,960,000	FHLB	0.480-0.550	02/13/17	2,958,194
7,000,000	FHLB	0.490-0.540	02/14/17	6,995,686
11,075,000	FHLB	0.510-0.540	02/17/17	11,067,461
7,870,000	FHLB	0.460-0.550	02/21/17	7,864,408
5,000,000	FHLB	0.400	02/22/17	4,997,111
3,880,000	FHLB	0.560	02/24/17	3,876,741
11,955,000	FHLB	0.510-0.520	02/27/17	11,945,308
3,450,000	FHLB	0.520-0.550	03/03/17	3,446,859
10,000,000	FHLB	0.515	03/06/17	9,990,844
8,185,000	FHLB	0.524-0.600	03/08/17	8,176,732
12,860,000	FHLB	0.530-0.560	03/10/17	12,846,709
255

TIAA-CREF FUNDS - Money Market Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$4,000,000	FHLB	0.520%	03/16/17	$3,995,724
4,752,000	FHLB	0.465-0.550	03/17/17	4,746,848
3,625,000	FHLB	0.550	03/22/17	3,620,569
2,980,000	FHLB	0.480-0.600	03/24/17	2,976,523
615,000	FHLB	0.580	03/27/17	614,158
6,250,000	FHLB	0.550	03/28/17	6,241,788
8,800,000	FHLB	0.550	03/29/17	8,788,303
1,700,000	FHLB	0.600	03/31/17	1,697,478
6,950,000	FHLB	0.500	04/04/17	6,941,023
2,000,000	FHLB	0.570	04/06/17	1,996,992
4,150,000	FHLB	0.545	04/10/17	4,143,780
3,400,000	FHLB	0.500-0.600	04/13/17	3,394,560
2,000,000	FHLB	0.525	04/21/17	1,996,792
195,000	FHLB	0.490	04/24/17	194,700
300,000	FHLB	0.630	04/26/17	299,396
300,000	FHLB	0.655	05/19/17	299,247
2,000,000	Federal Home Loan Mortgage Corp (FHLMC)	0.270	01/03/17	1,999,970
11,074,000	FHLMC	0.355	01/04/17	11,073,672
12,000,000	FHLMC	0.340-0.420	01/10/17	11,998,880
6,020,000	FHLMC	0.320	01/17/17	6,019,144
5,150,000	FHLMC	0.340	01/18/17	5,149,173
4,201,000	FHLMC	0.440	01/19/17	4,200,076
14,820,000	FHLMC	0.340-0.420	01/23/17	14,816,774
3,000,000	FHLMC	0.360	01/30/17	2,999,130
1,582,000	FHLMC	0.510	02/03/17	1,581,260
3,145,000	FHLMC	0.400-0.440	02/06/17	3,143,736
13,450,000	FHLMC	0.400-0.515	02/07/17	13,443,628
5,000,000	FHLMC	0.450	02/10/17	4,997,500
5,000,000	FHLMC	0.510	02/14/17	4,996,883
6,500,000	FHLMC	0.875	02/22/17	6,503,286
5,000,000	FHLMC	0.395	02/23/17	4,997,092
6,750,000	FHLMC	0.440	03/02/17	6,745,050
810,000	FHLMC	0.510	03/10/17	809,220
3,000,000	FHLMC	0.490	03/21/17	2,996,774
2,855,000	FHLMC	0.555	03/27/17	2,851,259
4,500,000	FHLMC	0.560	04/06/17	4,493,350
2,845,000	FHLMC	0.470	04/21/17	2,840,914
3,000,000	FHLMC	0.510	04/25/17	2,995,155
1,000,000	FHLMC	0.610	05/15/17	997,730
2,000,000	FHLMC	0.620	06/01/17	1,994,799
500,000	FHLMC	0.750	08/24/17	497,552
3,600,000	Federal National Mortgage Association (FNMA)	0.290	01/03/17	3,599,942
864,000	FNMA	0.410	01/05/17	863,961
3,150,000	FNMA	0.350	01/11/17	3,149,694
5,090,000	FNMA	0.350-0.390	01/17/17	5,089,137
3,000,000	FNMA	0.380	02/01/17	2,999,018
8,000,000	FNMA	0.440	02/08/17	7,996,284
7,655,000	FNMA	0.440-0.500	02/15/17	7,650,531
10,100,000	FNMA	0.440-0.495	03/01/17	10,092,101
390,000	FNMA	0.420	03/03/17	389,722
5,800,000	FNMA	0.510-0.545	03/08/17	5,794,449
5,000,000	FNMA	0.390	03/13/17	4,996,154
256

TIAA-CREF FUNDS - Money Market Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,500,000		FNMA	0.750%	03/14/17	$3,501,680
3,000,000		FNMA	0.525	03/22/17	2,996,500
11,309,000		FNMA	0.470-0.590	04/03/17	11,293,626
5,050,000		FNMA	0.520	04/17/17	5,042,268
1,520,000		FNMA	0.510	04/18/17	1,517,696
4,660,000		FNMA	0.475-0.650	04/19/17	4,652,477
1,000,000		Tennessee Valley Authority	0.470	01/03/17	999,974
		TOTAL GOVERNMENT AGENCY DEBT			532,458,352

TREASURY DEBT - 22.0%
11,460,000		United States Treasury Bill	0.265-0.363	01/05/17	11,459,623
12,660,000		United States Treasury Bill	0.255-0.450	01/12/17	12,658,612
12,600,000		United States Treasury Bill	0.316-0.388	01/19/17	12,597,839
5,000,000		United States Treasury Bill	0.310-0.360	01/26/17	4,998,854
14,000,000		United States Treasury Bill	0.309-0.420	02/02/17	13,995,678
15,920,000		United States Treasury Bill	0.365-0.481	02/09/17	15,912,609
14,025,000		United States Treasury Bill	0.400-0.500	02/16/17	14,016,790
5,000,000		United States Treasury Bill	0.465-0.480	02/23/17	4,996,533
1,475,000		United States Treasury Bill	0.423	03/02/17	1,473,961
7,060,000		United States Treasury Bill	0.470-0.525	03/09/17	7,053,545
6,000,000		United States Treasury Bill	0.421-0.532	03/16/17	5,994,126
6,955,000		United States Treasury Bill	0.501-0.505	03/23/17	6,947,133
5,000,000		United States Treasury Bill	0.521	03/30/17	4,993,638
5,000,000		United States Treasury Bill	0.506	04/06/17	4,993,330
6,000,000		United States Treasury Bill	0.508-0.535	04/13/17	5,991,135
10,000,000		United States Treasury Bill	0.456-0.570	04/20/17	9,983,777
415,000		United States Treasury Bill	0.583-0.595	04/27/17	414,214
1,300,000		United States Treasury Bill	0.560-0.563	05/04/17	1,297,509
11,310,000		United States Treasury Note	0.500	01/31/17	11,310,673
8,655,000		United States Treasury Note	0.625	02/15/17	8,656,727
10,185,000		United States Treasury Note	0.500	02/28/17	10,185,396
1,260,000		United States Treasury Note	0.875	02/28/17	1,260,850
7,015,000		United States Treasury Note	0.750	03/15/17	7,018,841
8,080,000		United States Treasury Note	0.500	03/31/17	8,080,217
1,250,000		United States Treasury Note	0.875	05/15/17	1,251,293
8,000,000		United States Treasury Note	0.625	05/31/17	8,000,815
2,000,000		United States Treasury Note	0.750	06/30/17	2,001,477
		TOTAL TREASURY DEBT			197,545,195

VARIABLE RATE SECURITIES - 18.5%
5,000,000	i	Federal Agricultural Mortgage Corp (FAMC)	0.716	01/03/17	5,000,000
4,800,000	i	FAMC	0.838	06/07/17	4,800,000
4,750,000	i	FAMC	0.707	09/06/17	4,750,000
5,000,000	i	FAMC	0.720	10/27/17	5,000,000
5,000,000	i	FAMC	0.780	03/23/18	5,000,000
3,000,000	i	Federal Farm Credit Bank (FFCB)	0.700	01/13/17	3,000,000
6,800,000	i	FFCB	0.736	01/24/17	6,799,980
1,400,000	i	FFCB	0.720	02/13/17	1,399,935
3,500,000	i	FFCB	0.624	03/02/17	3,500,001
2,000,000	i	FFCB	0.750	03/09/17	1,999,851
3,000,000	i	FFCB	0.750	04/10/17	3,000,000
10,000,000	i	FFCB	0.900	05/30/17	10,004,965
14,000,000	i	FFCB	0.699	06/15/17	13,999,389

257

TIAA-CREF FUNDS - Money Market Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,000,000	i	FFCB	0.790%	06/27/17	$3,998,434
3,000,000	i	FFCB	0.716	07/17/17	2,999,890
4,700,000	i	FFCB	0.675	08/04/17	4,697,491
5,000,000	i	FFCB	0.676	08/15/17	5,000,000
2,200,000	i	FFCB	0.781	11/13/17	2,199,897
3,400,000	i	FFCB	0.674	02/02/18	3,395,923
3,000,000	i	FFCB	0.905	02/23/18	2,999,485
2,900,000	i	FFCB	0.770	03/09/18	2,894,794
2,000,000	i	FFCB	0.784	03/22/18	1,997,547
4,000,000	i	FFCB	0.880	05/17/18	4,001,109
4,700,000	i	FFCB	0.900	08/10/18	4,701,523
3,000,000	i	FFCB	0.786	08/27/18	2,999,739
2,000,000	i	FFCB	0.752	11/14/18	1,999,716
5,000,000	i	Federal Home Loan Bank (FHLB)	0.771	02/17/17	4,999,758
5,000,000	i	FHLB	0.770	02/23/18	5,000,789
4,000,000	i	FHLB	0.616	04/20/18	4,000,202
7,750,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.685	01/13/17	7,749,998
3,000,000	i	FHLMC	0.796	04/27/17	2,999,806
7,000,000	i	FHLMC	0.874	07/21/17	6,999,603
4,700,000	i	FHLMC	0.792	11/13/17	4,700,000
2,000,000	i	Federal National Mortgage Association (FNMA)	0.771	01/26/17	2,000,022
4,044,000	i	FNMA	0.759	07/20/17	4,042,185
5,000,000	i	FNMA	0.717	08/16/17	4,999,685
7,000,000	i	FNMA	0.645	10/05/17	6,997,440
		TOTAL VARIABLE RATE SECURITIES			166,629,157

		TOTAL SHORT-TERM INVESTMENTS			896,632,704
		(Cost $896,632,704)

		TOTAL INVESTMENTS- 99.6%			896,632,704
		(Cost $896,632,704)
		OTHER ASSETS & LIABILITIES, NET - 0.4%			3,455,421
		NET ASSETS - 100.0%			$900,088,125

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
258

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Real Estate Securities Fund, Bond Fund, Bond Index Fund, Bond Plus Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Short-Term Bond Index Fund, Social Choice Bond Fund, Tax- Exempt Bond Fund, and the Money Market Fund (collectively, the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. Prior to October 1, 2016, Teachers Advisors, LLC was named Teachers Advisors, Inc. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

New rule issuances: In July 2014, the Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. As a result of these amendments, the Board has approved the conversion of the Money Market Fund to a “government money market fund.” The conversion to a government money market fund was effective on October 14, 2016.

In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to forms N-PORT and N-CEN must be adopted by June 1, 2018, while the amended disclosures must be adopted by August 1, 2017. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Fund’s financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This final rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the Commission. Management may elect to adopt the provisions of this final rule by November 19, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

259

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of December 31, 2016, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended December 31, 2016, there were no material transfers between levels by the Funds.

As of December 31, 2016, 100% of the value of investments in the Bond Index Fund, Inflation-Linked Bond Fund, Short-Term Bond Index Fund, Tax Exempt Bond Fund, and Money Market Fund were valued based on Level 2 inputs.

260

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

The following table summarizes the market value of the Funds’ investments as of December 31, 2016, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Real Estate Securities
Equity investments*	$1,934,476,800	$—	$—	$1,934,476,800
Short-term investments	—	76,353,096	—	76,353,096
Total	$1,934,476,800	$76,353,096	$—	$2,010,829,896
Bond
Bank loan obligations	$—	$57,963,928	$445,963	$58,409,891
Corporate bonds	—	1,423,748,212	542,433	1,424,290,645
Government bonds	—	1,372,594,910	—	1,372,594,910
Structured assets	—	790,902,706	6,059,803	796,962,509
Common stocks	—	45,798	—	45,798
Short-term investments	—	454,116,702	—	454,116,702
Total	$—	$4,099,372,256	$7,048,199	$4,106,420,455
Bond Plus
Bank loan obligations	$—	$144,299,533	$1,982,059	$146,281,592
Corporate bonds	—	1,108,998,447	1,290,571	1,110,289,018
Government bonds	—	1,395,894,258	—	1,395,894,258
Structured assets	—	541,534,774	5,234,118	546,768,892
Common stocks	—	68,675	—	68,675
Short-term investments	—	219,439,243	—	219,439,243
Credit default swaps**	—	(2,832,123)	—	(2,832,123)
Total	$—	$3,407,402,807	$8,506,748	$3,415,909,555
High-Yield
Bank loan obligations	$—	$227,656,722	$—	$227,656,722
Corporate bonds	—	2,870,659,311	3,880,695	2,874,540,006
Common stocks	12,113,828	—	—	12,113,828
Short-term investments	—	227,271,681	—	227,271,681
Total	$12,113,828	$3,325,587,714	$3,880,695	$3,341,582,237
Short-Term Bond
Bank loan obligations	$—	$65,460,602	$—	$65,460,602
Corporate bonds	—	596,565,651	—	596,565,651
Government bonds	—	474,054,944	—	474,054,944
Structured assets	—	386,221,826	1,961,897	388,183,723
Short-term investments	—	137,269,869	—	137,269,869
Futures**	115,157	—	—	115,157
Total	$115,157	$1,659,572,892	$1,961,897	$1,661,649,946
Social Choice Bond
Bank loan obligations	$—	$11,858,905	$1,659,307	$13,518,212
Corporate bonds	—	318,773,348	—	318,773,348
Government bonds	—	503,126,863	—	503,126,863
Structured assets	—	121,697,312	5,736,468	127,433,780
Preferred stocks	276,250	—	—	276,250
Short-term investments	—	82,479,171	—	82,479,171
Total	$276,250	$1,037,935,599	$7,395,775	$1,045,607,624

*	For detailed categories, see the accompanying schedule of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the schedule of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

261

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Futures contracts: The Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default.

At December 31, 2016, the Funds held the following open futures contracts:

Fund	Futures contracts	Number of long (short) contracts	Settlement value	Expiration date	Unrealized gain (loss)
Short-Term Bond	US 5YR NOTE (CBT)	(250)	$(29,416,016)	March 2017	$91,187
	US 10YR NOTE (CBT)	(115)	(14,292,344)	March 2017	23,970
Total		(365)	$(43,708,360)		115,157

Credit default swap contracts: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Funds are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Funds. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Funds could be required to make under the contract. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds keep the stream of payments with no payment obligations. When the Funds sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Funds.

The Funds may also buy credit default swap contracts, in which case the Funds function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Funds with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Funds as they are entered into with a central clearinghouse which guarantees the swap against default.

Bilateral credit default swaps are valued daily, and any change in the value of the swaps is reflected separately as a change in unrealized appreciation (depreciation). For centrally cleared swaps, initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. Under the terms of the credit default swap contracts, the Funds receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.

At December 31, 2016, open credit default swap contracts purchased and sold by the Funds were as follows:

PURCHASED
Fund	Reference entity	Counterparty	Maturity Date	Implied credit spread at 12/31/16(1)	Notional amount(2)	Variation margin	Unrealized appreciation (depreciation)
Bond Plus	CDX-HY CDSI S26 5 Year Index	UBS Securities, LLC	6/20/21	3.25%	$10,000,000	$8,279	$374,627
Bond Plus	CDX-HY CDSI S26 5 Year Index	UBS Securities, LLC	6/20/21	3.25	10,000,000	8,396	279,300
					20,000,000	16,675	653,927

SOLD
Fund	Reference entity	Counterparty	Maturity Date	Implied credit spread at 12/31/16(1)	Notional amount(2)	Variation margin	Unrealized appreciation (depreciation)
Bond Plus	CDX-HY CDSI S26 5 Year Index	UBS Securities, LLC	6/20/21	3.25%	15,000,000	(12,520)	(478,895)
Bond Plus	CDX-HY CDSI S26 5 Year Index	UBS Securities, LLC	6/20/21	3.25	10,000,000	(7,381)	(291,198)
Bond Plus	CDX-HY CDSI S26 5 Year Index	UBS Securities, LLC	6/20/21	3.25	20,000,000	(16,857)	(505,145)
Bond Plus	CDX-HY CDSI S26 5 Year Index	UBS Securities, LLC	6/20/21	3.25	15,000,000	(12,186)	(751,576)
Bond Plus	CDX-HY CDSI S26 5 Year Index	UBS Securities, LLC	6/20/21	3.56	10,000,000	(7,782)	(55,152)
Bond Plus	CDX-HY CDSI S26 5 Year Index	UBS Securities, LLC	6/20/21	3.25	30,000,000	(24,493)	(1,404,084)
					100,000,000	(81,219)	(3,486,050)

TOTALS					$120,000,000	$(64,544)	$(2,832,123)

(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

262

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Note 4—affiliated investments

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at March 31, 2016	Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Withholding expense	Shares at December 31, 2016	Value at December 31, 2016
Real Estate Securities Fund
Rexford Industrial Realty, Inc	$60,836,000	$11,493,678	$—	$—	$1,620,000	$—	4,000,000	$92,760,000

Note 5—investments

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Mortgage dollar roll transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At December 31, 2016, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Real Estate Securities	$1,617,430,376	$409,935,978	$(16,536,458)	$393,399,520
Bond	4,140,809,688	28,371,969	(62,761,202)	(34,389,233)
Bond Index	7,165,985,227	75,487,225	(84,919,102)	(9,431,877)
Bond Plus	3,461,551,291	30,200,189	(73,009,802)	(42,809,613)
High-Yield	3,302,249,366	106,659,000	(67,326,129)	39,332,871
Inflation-Linked Bond	2,458,652,975	53,894,338	(17,494,179)	36,400,159
Short-Term Bond	1,669,525,906	4,466,426	(12,457,543)	(7,991,117)
Short-Term Bond Index	155,252,566	63,876	(703,629)	(639,753)
Social Choice Bond	1,058,659,535	3,927,242	(16,979,153)	(13,051,911)
Tax-Exempt Bond	278,741,116	2,333,046	(6,894,971)	(4,561,925)

263

Item 2. Controls and procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: February 17, 2017	By:	/s/ Robert G. Leary
Robert G. Leary
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 17, 2017	By:	/s/ Robert G. Leary
Robert G. Leary
Principal Executive Officer and President (principal executive officer)

Dated: February 17, 2017	By:	/s/ Glenn E. Brightman
Glenn E. Brightman
Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer